UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/17

Date of reporting period: 08/31/16

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2016 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2016

Asset Allocation Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Emerging Country Debt Fund

Global Bond Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	78.8%
Short-Term Investments	11.4
Mutual Funds	8.7
Forward Currency Contracts	0.1
Options Purchased	0.1
Swap Contracts	0.0 ^
Other	0.9

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 78.8%

	U.S. Government — 78.8%
124,515,548	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (a)	124,913,874
71,851,947	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	72,435,744
74,870,541	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	76,509,832
65,045,878	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	75,652,714
18,506,084	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	21,535,493
57,066,475	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	67,456,911
115,242,067	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	140,026,372
147,371,732	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	186,218,478
12,168,381	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	17,460,811
35,000,000	U.S. Treasury Note, USBM + 0.19%, 0.53%, due 04/30/18	35,036,645
20,000,000	U.S. Treasury Note, 0.63%, due 11/30/17	19,971,100
80,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	79,959,360
25,000,000	U.S. Treasury Note, 0.75%, due 07/31/18	24,969,725
22,000,000	U.S. Treasury Note, 0.75%, due 08/31/18	21,972,500
25,000,000	U.S. Treasury Note, 0.75%, due 02/15/19	24,921,875
25,000,000	U.S. Treasury Note, 0.88%, due 04/30/17	25,051,275
12,500,000	U.S. Treasury Note, 0.88%, due 04/15/19	12,493,650
12,500,000	U.S. Treasury Note, 1.00%, due 05/15/18	12,541,013
37,500,000	U.S. Treasury Note, 1.00%, due 09/30/19	37,549,800
52,500,000	U.S. Treasury Note, 1.25%, due 10/31/19	52,953,232
12,500,000	U.S. Treasury Note, 1.25%, due 02/29/20	12,590,825
12,500,000	U.S. Treasury Note, 1.38%, due 07/31/18	12,630,862
32,500,000	U.S. Treasury Note, 1.38%, due 01/31/20	32,879,600
35,000,000	U.S. Treasury Note, 1.50%, due 01/31/19	35,519,540

Par Value† / Shares / Principal Amount		Description	Value ($)
		U.S. Government — continued
	10,000,000	U.S. Treasury Note, 1.50%, due 03/31/19	10,156,640
	72,500,000	U.S. Treasury Note, 1.50%, due 10/31/19	73,669,642
	25,000,000	U.S. Treasury Note, 1.63%, due 06/30/19	25,491,200
	25,000,000	U.S. Treasury Note, 1.63%, due 07/31/19	25,497,075
	52,500,000	U.S. Treasury Note, 1.63%, due 08/31/19	53,550,000
	10,000,000	U.S. Treasury Note, 1.75%, due 09/30/19	10,238,670
	25,000,000	U.S. Treasury Note, 2.75%, due 05/31/17	25,393,550
	20,000,000	U.S. Treasury Note, 3.13%, due 05/15/19	21,183,600
	19,000,000	U.S. Treasury Note, 3.38%, due 11/15/19	20,427,964
	20,000,000	U.S. Treasury Note, 3.50%, due 05/15/20	21,751,560
	50,000,000	U.S. Treasury Note, 3.63%, due 08/15/19	53,898,450
	25,000,000	U.S. Treasury Note, 3.63%, due 02/15/20 (b)	27,192,375
	14,000,000	U.S. Treasury Note, 4.63%, due 11/15/16	14,122,332

		Total U.S. Government	1,605,824,289

		TOTAL DEBT OBLIGATIONS (COST $1,574,021,466)	1,605,824,289

		MUTUAL FUNDS — 8.7%

		United States — 8.7%
		Affiliated Issuers — 8.7%
	7,114,228	GMO U.S. Treasury Fund	177,926,847

		TOTAL MUTUAL FUNDS (COST $177,921,392)	177,926,847

		OPTIONS PURCHASED — 0.1%

		Currency Options — 0.1%
EUR	17,897,000	EUR Call/USD Put, Expires 03/06/17, Strike 1.15, (OTC) (CP-GS)	340,493
USD	19,886,000	USD Call/CHF Put, Expires 03/06/17, Strike 1.00, (OTC) (CP-BCLY)	314,596

		Total Currency Options	655,089

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.0%
EUR	186,688,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	575,787

					TOTAL OPTIONS PURCHASED (COST $8,167,653)			1,230,876

2	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 11.4%

	Money Market Funds — 1.1%
22,471,594	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (c)	22,471,594

	Repurchase Agreements — 10.3%
52,354,935	Mizuho Securities USA Inc. Repurchase Agreement, dated 8/31/16, maturing on 9/7/16 with a maturity value of $52,358,295 and an effective yield of 0.33%, collateralized by a U.S. Treasury Note with maturity date 5/15/19 and a market value of $53,421,806	52,354,935
159,145,476	Nomura Securities International Inc. Repurchase Agreement, dated 8/26/16, maturing on 9/2/16 with a maturity value of $159,156,306 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 5/15/24 and a market value of $162,114,584	159,145,476

	TOTAL REPURCHASE AGREEMENTS (COST $211,500,411)	211,500,411

	TOTAL SHORT-TERM INVESTMENTS (COST $233,972,005)	233,972,005

	TOTAL INVESTMENTS — 99.0% (Cost $1,994,082,516)	2,018,954,017
	Other Assets and Liabilities (net) — 1.0%	19,378,003

	TOTAL NET ASSETS — 100.0%	$2,038,332,020

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/12/2016	BCLY	AUD	3,920,000	USD	2,902,454	$(42,897)
09/19/2016	MSCI	CHF	53,285,660	USD	55,576,814	1,346,461
11/21/2016	BOA	EUR	58,929,315	USD	66,948,711	990,419
11/21/2016	GS	EUR	7,457,000	USD	8,348,149	1,692
11/07/2017	GS	EUR	238,995,000	USD	262,404,560	(9,767,997)
12/22/2017	JPM	EUR	62,184,000	USD	68,688,446	(2,295,109)
11/21/2016	BOA	GBP	1,786,338	USD	2,350,785	1,123
09/12/2016	BOA	JPY	3,852,712,421	USD	36,786,736	(462,466)
09/12/2016	GS	JPY	26,790,000	USD	267,336	8,322
09/12/2016	MSCI	JPY	1,589,784,104	USD	15,673,659	303,140
09/12/2016	BCLY	USD	2,926,434	AUD	3,920,000	18,916
09/12/2016	BOA	USD	28,196,897	JPY	2,994,877,000	758,490
09/12/2016	MSCI	USD	2,450,000	JPY	252,217,774	(11,481)
09/19/2016	BCLY	USD	6,960,000	CHF	6,839,314	567
11/07/2017	GS	USD	263,778,782	EUR	238,995,000	8,393,775
12/22/2017	JPM	USD	69,205,942	EUR	62,184,000	1,777,614

						$1,020,569

Swap Contracts

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
72,119,587,000	JPY	3/9/2018	GS	3 Month JPY LIBOR plus a spread of (0.60)%	3 Month USD LIBOR	$(3,427,152	)(d)

						$(3,427,152)

					Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
273,603,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	$781,075
8,265,162,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(101,263)
55,343,000	EUR	10/12/2016	10/12/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(224,985)

See accompanying notes to the financial statements.	3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
71,456,000	EUR	10/28/2016	10/28/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	$(228,166)
54,385,000	EUR	11/14/2016	11/14/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(86,375)
23,725,000	EUR	11/30/2016	11/30/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(49,011)
23,725,000	EUR	11/30/2016	11/30/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(58,829)
75,723,000	EUR	4/30/2018	4/30/2024	GS	3 Month EURIBOR	3 Month USD LIBOR	(311,394)
649,528,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	13,584,502
98,226,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	834,807
73,783,000	EUR	5/12/2020	5/12/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(302,930)
20,880,000	EUR	9/5/2017	9/5/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(30,950)
20,607,000	EUR	3/19/2018	3/19/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	72,882
28,777,000	EUR	4/6/2021	4/6/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	(198,193)
8,086,000	EUR	4/6/2021	4/6/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	(55,690)

							$13,625,480

					Premiums to (Pay) Receive		$(4,376,816)

[1]	For JPY LIBOR, Fund pays 3 Month JPY LIBOR adjusted by a spread. Spread is (0.75)%.
For EURIBOR, Fund pays 3 Month EURIBOR adjusted by a spread. Spreads range from (0.45)% to (0.58)%.
[2]	For EURIBOR, Fund receives 3 Month EURIBOR adjusted by a spread. Spreads range from (0.21)% to (0.37)%.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
16,051,000	GBP	6/15/2021	JPMF (e)	Receive	1.05%	6 Month GBP LIBOR	$581,354
10,130,000	GBP	6/16/2021	JPMF (e)	Receive	1.07%	6 Month GBP LIBOR	378,679
19,865,000	GBP	6/16/2021	JPMF (e)	Receive	1.21%	6 Month GBP LIBOR	908,297
1,207,633,000	SEK	12/15/2021	JPMF (f)	Receive	0.08%	3 Month SEK STIBOR	591,242
4,681,000	EUR	12/17/2025	JPMF (f)	(Pay)	0.94%	6 Month EURIBOR	(100,995)
241,018,000	MXN	1/5/2026	JPMF (e)	Receive	6.26%	TIIE	163,901
190,746,000	MXN	1/5/2026	JPMF (e)	Receive	6.24%	TIIE	118,093
258,080,000	MXN	1/8/2026	JPMF (e)	Receive	6.29%	TIIE	207,213
352,940,000	MXN	1/27/2026	JPMF (e)	Receive	6.05%	TIIE	(67,211)
37,382,000	GBP	3/11/2026	JPMF (e)	(Pay)	2.12%	6 Month GBP LIBOR	(6,709,524)
144,459,000	MXN	4/30/2026	JPMF (e)	Receive	6.08%	TIIE	(17,705)
126,698,000	MXN	5/11/2026	JPMF (e)	Receive	6.31%	TIIE	105,151
125,608,000	MXN	5/11/2026	JPMF (e)	Receive	6.30%	TIIE	98,999
125,852,000	MXN	5/12/2026	JPMF (e)	Receive	6.36%	TIIE	130,697
33,227,000	GBP	6/17/2026	JPMF (e)	Receive	1.80%	6 Month GBP LIBOR	1,957,849
20,456,000	GBP	6/17/2026	JPMF (e)	Receive	1.95%	6 Month GBP LIBOR	1,404,255
69,846,000	MXN	7/22/2026	JPMF (e)	Receive	6.26%	TIIE	40,083
27,355,000	NZD	9/16/2026	JPMF (f)	Receive	2.73%	3 Month NZD Bank Bill Rate	587,848
10,028,000	NZD	9/16/2026	JPMF (f)	Receive	2.79%	3 Month NZD Bank Bill Rate	252,655
18,071,000	NZD	9/16/2026	JPMF (f)	Receive	2.86%	3 Month NZD Bank Bill Rate	542,896
8,658,000	NZD	9/16/2026	JPMF (f)	Receive	2.88%	3 Month NZD Bank Bill Rate	269,900

4	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
16,695,000	NZD	9/16/2026	JPMF (f)	Receive	2.66%	3 Month NZD Bank Bill Rate	$283,053
50,648,000	USD	9/16/2026	JPMF (f)	(Pay)	1.80%	3 Month USD LIBOR	(284,057)
18,688,000	USD	9/16/2026	JPMF (f)	(Pay)	1.70%	3 Month USD LIBOR	(15,435)
18,688,000	USD	9/16/2026	JPMF (f)	(Pay)	1.69%	3 Month USD LIBOR	(6,758)
11,213,000	USD	9/16/2026	JPMF (f)	(Pay)	1.69%	3 Month USD LIBOR	(3,404)
49,024,000	USD	9/16/2026	JPMF (f)	(Pay)	1.80%	3 Month USD LIBOR	(258,446)
9,775,000	GBP	2/17/2027	JPMF (e)	(Pay)	1.39%	6 Month GBP LIBOR	(858,470)
9,259,000	GBP	5/12/2027	JPMF (e)	(Pay)	1.56%	6 Month GBP LIBOR	(991,101)
2,080,000	EUR	8/21/2027	JPMF (f)	(Pay)	0.56%	6 Month EURIBOR	(33,006)
7,677,000	EUR	11/20/2027	JPMF (f)	(Pay)	0.64%	6 Month EURIBOR	(160,469)
57,512,000	EUR	12/18/2030	JPMF (f)	Receive	1.61%	6 Month EURIBOR	1,281,006
3,563,000	GBP	12/18/2030	JPMF (e)	Receive	2.61%	6 Month GBP LIBOR	324,440
40,483,000	GBP	12/18/2030	JPMF (e)	Receive	2.42%	6 Month GBP LIBOR	3,202,422
22,600,000	GBP	12/18/2030	JPMF (e)	Receive	1.20%	6 Month GBP LIBOR	1,570,778
46,368,000	EUR	12/17/2031	JPMF (f)	(Pay)	1.19%	6 Month EURIBOR	76,256
10,900,000	GBP	12/17/2031	JPMF (e)	(Pay)	1.55%	6 Month GBP LIBOR	(1,461,253)
7,434,000	GBP	2/9/2032	JPMF (e)	(Pay)	1.61%	6 Month GBP LIBOR	(1,079,324)
13,136,000	GBP	3/17/2032	JPMF (e)	(Pay)	1.72%	6 Month GBP LIBOR	(2,160,451)
18,728,000	GBP	6/16/2032	JPMF (e)	(Pay)	1.67%	6 Month GBP LIBOR	(2,866,694)
94,491,000	GBP	9/14/2032	JPMF (e)	Receive	1.46%	6 Month GBP LIBOR	10,379,749
4,815,000	EUR	12/20/2045	JPMF (f)	Receive	1.13%	6 Month EURIBOR	127,230
16,109,000	EUR	12/20/2045	JPMF (f)	Receive	1.22%	6 Month EURIBOR	653,517
20,354,000	EUR	12/20/2045	JPMF (f)	Receive	1.11%	6 Month EURIBOR	489,843
601,769,000	EUR	12/20/2045	JPMF (f)	Receive	1.29%	6 Month EURIBOR	30,530,736
20,267,000	EUR	12/20/2045	JPMF (f)	(Pay)	0.99%	6 Month EURIBOR	(132,395)
17,581,000	EUR	12/20/2045	JPMF (f)	Receive	1.20%	6 Month EURIBOR	645,883
234,577,000	GBP	12/20/2045	JPMF (e)	Receive	1.60%	6 Month GBP LIBOR	30,062,406
30,067,000	GBP	3/11/2046	JPMF (e)	Receive	2.34%	6 Month GBP LIBOR	16,172,356
77,802,000	GBP	12/19/2046	JPMF (e)	(Pay)	1.54%	6 Month GBP LIBOR	(9,521,434)
42,745,000	GBP	2/9/2047	JPMF (e)	(Pay)	1.61%	6 Month GBP LIBOR	(5,790,919)
43,642,000	GBP	2/17/2047	JPMF (e)	(Pay)	1.63%	6 Month GBP LIBOR	(7,337,795)
39,256,000	GBP	5/12/2047	JPMF (e)	(Pay)	1.69%	6 Month GBP LIBOR	(7,187,331)
11,736,000	EUR	8/23/2047	JPMF (f)	(Pay)	0.97%	6 Month EURIBOR	21,953
7,626,000	EUR	8/23/2047	JPMF (f)	(Pay)	1.00%	6 Month EURIBOR	(31,132)
93,899,000	GBP	9/14/2047	JPMF (e)	(Pay)	1.42%	6 Month GBP LIBOR	(19,510,044)
3,313,000	EUR	11/22/2047	JPMF (f)	(Pay)	0.97%	6 Month EURIBOR	4,062
19,961,000	EUR	11/22/2047	JPMF (f)	(Pay)	1.07%	6 Month EURIBOR	(382,571)
42,000,000	EUR	3/14/2048	JPMF (f)	(Pay)	1.06%	6 Month EURIBOR	(1,155,253)
17,086,000	EUR	3/18/2048	JPMF (f)	Receive	0.84%	6 Month EURIBOR	(82,916)
552,243,000	EUR	3/18/2048	JPMF (f)	(Pay)	1.20%	6 Month EURIBOR	(26,378,628)

							$9,580,081

						Premiums to (Pay) Receive	$(16,407,482)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.	5

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(e)	Swap was cleared through the CME Group Inc.

(f)	Swap was cleared through the LCH.Clearnet Group Ltd.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

6	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	72.7%
Short-Term Investments	26.4
Mutual Funds	15.0
Loan Participations	0.1
Forward Currency Contracts	0.1
Rights/Warrants	0.1
Options Purchased	0.0 ^
Loan Assignments	0.0 ^
Written Options/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Futures Contracts	(0.0)^
Swap Contracts	(0.1)
Other	(14.3)

100.0%

Country/Region Summary‡	% of Investments
United States	89.5%
Other Emerging	5.2 ¥
Mexico	3.8
Sweden	2.9
New Zealand	2.3
United Kingdom	(3.7)

100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.00%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 49.0%

	United States
	U.S. Government — 34.0%
3,192,000	U.S. Treasury Bond, 3.13%, due 11/15/41 (a)	3,789,753
225,000	U.S. Treasury Bond, 4.50%, due 02/15/36	321,504
7,614,000	U.S. Treasury Note, 1.38%, due 06/30/18	7,690,437
5,487,000	U.S. Treasury Note, 1.63%, due 11/30/20	5,593,739
3,218,000	U.S. Treasury Note, 1.63%, due 05/31/23	3,257,597
2,536,000	U.S. Treasury Note, 1.63%, due 02/15/26	2,543,925

		23,196,955

	U.S. Government Agency — 15.0%
1,370,000	Federal Home Loan Mortgage Corp., TBA, 3.50%, due 09/14/46	1,442,139
1,550,000	Federal National Mortgage Association, TBA, 2.50%, due 09/19/46	1,600,860
1,420,000	Federal National Mortgage Association, TBA, 3.00%, due 09/14/46	1,472,584
2,150,000	Federal National Mortgage Association, TBA, 4.00%, due 09/14/46	2,302,516
3,210,000	Government National Mortgage Association, TBA, 3.50%, due 09/21/46	3,407,666

		10,225,765

	TOTAL DEBT OBLIGATIONS (COST $33,617,612)	33,422,720

	MUTUAL FUNDS — 64.8%

	United States
	Affiliated Issuers — 49.8%
540,910	GMO Debt Opportunities Fund, Class VI	13,701,241
120,941	GMO Emerging Country Debt Fund, Class IV	3,636,709
663,756	GMO U.S. Treasury Fund	16,600,545

		33,938,495

	Exchange-Traded Fund — 15.0%
82,750	iShares iBoxx $ Investment Grade Corporate Bond ETF	10,251,897

	TOTAL MUTUAL FUNDS (COST $43,682,992)	44,190,392

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds
409,771	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20% (b)	409,771

	TOTAL SHORT-TERM INVESTMENTS (COST $409,771)	409,771

	TOTAL INVESTMENTS — 114.4% (Cost $77,710,375)	78,022,883
	Other Assets and Liabilities (net) — (14.4%)	(9,827,297)

	TOTAL NET ASSETS — 100.0%	$68,195,586

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/12/2016	BCLY	AUD	30,000	USD	22,213	$(328)
09/19/2016	MSCI	CHF	1,621,125	USD	1,690,829	40,964
11/21/2016	BOA	EUR	1,458,023	USD	1,656,438	24,505
11/07/2017	GS	EUR	4,716,000	USD	5,177,932	(192,748)
11/21/2016	BOA	GBP	37,865	USD	49,830	24
09/12/2016	BOA	JPY	28,598,225	USD	279,000	2,503
09/12/2016	MSCI	JPY	44,438,844	USD	435,944	6,295
09/12/2016	BCLY	USD	22,396	AUD	30,000	145
11/07/2017	GS	USD	5,205,049	EUR	4,716,000	165,631

						$46,991

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1	U.S. Long Bond (CBT)	December 2016	$170,375	$(423)
22	U.S. Treasury Note 10 Yr. (CBT)	December 2016	2,880,281	(7,424)
30	U.S. Treasury Note 2 Yr. (CBT)	December 2016	6,549,375	(4,248)
43	U.S. Treasury Note 5 Yr. (CBT)	December 2016	5,213,750	(10,475)
7	U.S. Ultra Bond (CBT)	December 2016	1,312,282	809

			$16,126,063	$(21,761)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

8	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
33,982,000	SEK	12/15/2021	CSS (c)	Receive	0.08%	3 Month SEK STIBOR	$16,637
25,742,000	MXN	1/5/2026	CSS (d)	Receive	6.24%	TIIE	15,937
21,522,000	MXN	6/19/2026	CSS (d)	Receive	6.11%	TIIE	(774)
770,000	NZD	9/16/2026	CSS (c)	Receive	2.73%	3 Month NZD Bank Bill Rate	16,547
1,414,000	NZD	9/16/2026	CSS (c)	Receive	2.66%	3 Month NZD Bank Bill Rate	23,973
1,470,000	USD	9/16/2026	CSS (c)	(Pay)	1.68%	3 Month USD LIBOR	151
1,451,000	USD	9/16/2026	CSS (c)	(Pay)	1.80%	3 Month USD LIBOR	(7,649)
1,577,000	USD	9/16/2026	CSS (c)	(Pay)	1.80%	3 Month USD LIBOR	(8,845)
1,350,000	GBP	12/20/2045	CSS (c)	(Pay)	1.21%	6 Month GBP LIBOR	(72,441)

							$(16,464)

						Premiums to (Pay) Receive	$(21,542)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(c)	Swap was cleared through the LCH.Clearnet Group Ltd.

(d)	Swap was cleared through the CME Group Inc.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	65.2%
Short-Term Investments	33.5
Forward Currency Contracts	0.7
Futures Contracts	0.4
Loan Participations	0.1
Rights/Warrants	0.1
Options Purchased	0.0	^
Loan Assignments	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.4)
Other	0.4

	100.0%

Country/Region Summary‡	% of Investments
Germany	17.2%
France	16.2
United Kingdom	14.9
Italy	14.1
Spain	7.7
Other Emerging	5.4	¥
Belgium	4.3
New Zealand	4.3
Sweden	3.8
Mexico	3.5
Australia	3.4
Netherlands	3.3
Euro Region§	3.1
Canada	2.7
Other Developed	(3.9	)☐

	100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

☐	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.00%.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†		Description	Value ($)
		DEBT OBLIGATIONS — 55.6%

		Belgium — 4.2%
		Foreign Government Obligations
EUR	1,130,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	1,563,947
EUR	590,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	1,166,483

		Total Belgium	2,730,430

		France — 3.9%
		Foreign Government Obligations
EUR	1,230,000	France Government Bond OAT, Reg S, 4.50%, due 04/25/41	2,483,072

		Germany — 4.7%
		Foreign Government Obligations
EUR	1,500,000	Bundesrepublik Deutschland, Reg S, 4.75%, due 07/04/34	3,022,133

		Italy — 15.9%
		Foreign Government Obligations
EUR	5,610,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	7,278,446
EUR	1,920,000	Buoni Poliennali Del Tesoro, Reg S, 4.00%, due 02/01/37	2,936,222

		Total Italy	10,214,668

		Netherlands — 3.1%
		Foreign Government Obligations
EUR	70,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	88,529
EUR	1,050,000	Netherlands Government Bond, 5.50%, due 01/15/28	1,899,173

		Total Netherlands	1,987,702

Par Value† / Shares		Description	Value ($)
		Spain — 9.8%
		Foreign Government Obligations
EUR	380,000	Government of Spain, 2.10%, due 04/30/17	430,420
EUR	1,010,000	Government of Spain, Reg S, 4.20%, due 01/31/37	1,603,292
EUR	3,040,000	Government of Spain, Reg S, 5.50%, due 04/30/21	4,244,882

		Total Spain	6,278,594

		United Kingdom — 14.0%
		Foreign Government Obligations
GBP	510,000	United Kingdom Gilt, Reg S, 1.25%, due 07/22/18	683,761
GBP	2,160,000	United Kingdom Gilt, Reg S, 1.75%, due 07/22/19	2,969,481
GBP	2,630,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	5,310,726

		Total United Kingdom	8,963,968

		TOTAL DEBT OBLIGATIONS (COST $34,712,111)	35,680,567

		MUTUAL FUNDS — 41.1%

		United States
		Affiliated Issuers
	111,902	GMO Debt Opportunities Fund, Class VI	2,834,480
	127,032	GMO Emerging Country Debt Fund, Class IV	3,819,839
	787,934	GMO U.S. Treasury Fund	19,706,220

		TOTAL MUTUAL FUNDS (COST $25,136,619)	26,360,539

OPTIONS PURCHASED — 0.0%

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps
EUR	954,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	2,942
EUR	954,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	1,086
EUR	954,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	5,816
EUR	1,845,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	1,041
EUR	604,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	7

					TOTAL OPTIONS PURCHASED (COST $196,489)			10,892

See accompanying notes to the financial statements.	11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.1%

	Money Market Funds — 0.6%
358,212	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20% (a)	358,212

	U.S. Government — 1.5%
1,000,000	U.S. Treasury Bill, 0.42%, due 01/26/17 (b) (c)	998,330

	TOTAL SHORT-TERM INVESTMENTS (COST $1,356,642)	1,356,542

	TOTAL INVESTMENTS — 98.8% (Cost $61,401,861)	63,408,540
	Other Assets and Liabilities (net) — 1.2%	741,766

	TOTAL NET ASSETS — 100.0%	$64,150,306

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/12/2016	BCLY	AUD	210,000	USD	155,489	$(2,298)
09/19/2016	MSCI	CHF	1,514,300	USD	1,579,411	38,265
11/21/2016	BOA	EUR	25,563,748	USD	29,042,591	429,647
11/07/2017	GS	EUR	1,404,000	USD	1,541,522	(57,383)
11/21/2016	BOA	GBP	6,812,000	USD	8,964,456	4,281
09/12/2016	BOA	JPY	66,814,179	USD	645,140	(840)
09/12/2016	MSCI	JPY	41,474,320	USD	406,852	5,865
09/12/2016	BCLY	USD	156,773	AUD	210,000	1,014
09/12/2016	BOA	USD	377,176	JPY	40,061,000	10,146
11/21/2016	BOA	USD	103,962	GBP	79,000	(50)
11/07/2017	GS	USD	1,549,595	EUR	1,404,000	49,310

						$477,957

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
14	Australian Government Bond 10 Yr.	September 2016	$1,450,878	$29,210
15	Australian Government Bond 3 Yr.	September 2016	1,279,868	5,489
16	Canadian Government Bond 10 Yr.	December 2016	1,790,697	2,533
21	Euro BOBL	September 2016	3,129,273	9,517
8	Euro Bund	September 2016	1,493,632	24,195
6	Euro BUXL Bond 30 Yr.	September 2016	1,291,558	45,282
29	Euro OATs	September 2016	5,217,418	126,777
4	Short-term Euro-BTP	September 2016	504,362	933
24	UK Gilt Long Bond	December 2016	4,145,245	11,008

			$20,302,931	$254,944

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,890,000	EUR	11/28/2016	CSS (d)	Receive	0.10%	3 Month EURIBOR	$4,139
10,113,000	EUR	3/21/2018	CSS (d)	Receive	(0.22)%	3 Month EURIBOR	20,891
665,000	USD	12/16/2020	CSS (d)	(Pay)	1.92%	3 Month USD LIBOR	(20,819)
7,393,000	SEK	12/15/2021	CSS (e)	Receive	0.12%	3 Month SEK STIBOR	5,354
24,585,000	SEK	12/15/2021	CSS (e)	Receive	0.08%	3 Month SEK STIBOR	12,037
3,602,000	MXN	10/28/2024	BCI (d)	Receive	6.13%	TIIE	1,601

12	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
415,000	EUR	12/17/2025	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	$(8,954)
1,066,000	USD	12/17/2025	CSS (d)	(Pay)	2.43%	3 Month USD LIBOR	(94,761)
18,923,000	MXN	1/27/2026	CSS (d)	Receive	6.05%	TIIE	(3,604)
7,254,000	MXN	5/12/2026	CSS (d)	Receive	6.36%	TIIE	7,533
14,880,000	MXN	6/19/2026	CSS (d)	Receive	6.11%	TIIE	(535)
713,000	NZD	9/16/2026	CSS (e)	Receive	2.73%	3 Month NZD Bank Bill Rate	15,322
1,327,000	NZD	9/16/2026	CSS (e)	Receive	2.66%	3 Month NZD Bank Bill Rate	22,498
1,472,000	USD	9/16/2026	CSS (e)	(Pay)	1.80%	3 Month USD LIBOR	(8,256)
1,373,000	USD	9/16/2026	CSS (e)	(Pay)	1.68%	3 Month USD LIBOR	141
1,361,000	USD	9/16/2026	CSS (e)	(Pay)	1.80%	3 Month USD LIBOR	(7,175)
490,000	EUR	12/18/2030	CSS (e)	Receive	1.61%	6 Month EURIBOR	10,914
405,000	USD	12/19/2035	CSS (d)	(Pay)	2.72%	3 Month USD LIBOR	(73,695)
273,000	EUR	12/20/2045	CSS (e)	Receive	1.20%	6 Month EURIBOR	10,029
437,800	EUR	12/20/2045	CSS (e)	(Pay)	1.29%	6 Month EURIBOR	(22,212)
283,000	EUR	12/20/2045	CSS (e)	Receive	1.22%	6 Month EURIBOR	11,481
224,000	EUR	12/20/2045	CSS (e)	Receive	1.11%	6 Month EURIBOR	5,391
1,262,000	GBP	12/20/2045	CSS (e)	(Pay)	1.21%	6 Month GBP LIBOR	(67,719)
95,000	EUR	11/22/2047	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	117

							$(180,282)

					Premiums to (Pay) Receive		$6,079

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Swap was cleared through the CME Group Inc.

(e)	Swap was cleared through the LCH.Clearnet Group Ltd.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	13

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	93.8%
Mutual Funds	3.7
Short-Term Investments	1.5
Options Purchased	0.1
Written Options	0.0	^
Swap Contracts	0.0	^
Forward Currency Contracts	0.0	^
Other	0.9

	100.0%

Industry Sector Summary	% of Debt Obligations
Commercial Mortgage-Backed Securities	24.1%
Student Loans	19.1
Collateralized Loan Obligations	17.3
Residential Mortgage-Backed Securities – Other	9.2
Auto Retail Subprime	8.1
Residential Mortgage-Backed Securities – Subprime	6.6
Residential Mortgage-Backed Securities – Prime	5.7
Residential Mortgage-Backed Securities – Alt-A	4.0
Time Share	1.5
U.S. Government Agency	1.4
Auto Retail Prime	1.3
Business Equipment Loans	0.8
Insured Residential Mortgage-Backed Securities	0.5
Consumer Loans	0.3
Other	0.1

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 93.8%

	Asset-Backed Securities — 92.5%
	Auto Retail Prime — 1.2%
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,508,946
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	13,204,202
985,600	California Republic Auto Receivables Trust, Series 14-1, Class C, 3.40%, due 12/15/20	986,683

	Total Auto Retail Prime	18,699,831

	Auto Retail Subprime — 7.6%
11,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	11,436,049
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,512,514
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 3.37%, due 11/08/21	13,878,816
2,804,000	CarFinance Capital Auto Trust, Series 13-1A, Class D, 144A, 4.68%, due 11/15/19	2,818,424
1,755,000	CarFinance Capital Auto Trust, Series 13-2A, Class D, 144A, 5.93%, due 08/15/19	1,786,740
2,592,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,587,655
1,330,000	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,322,505
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	3,988,886
562,026	CPS Auto Receivables Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	561,245
52,931	CPS Auto Receivables Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	52,943
2,765,480	CPS Auto Receivables Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	2,761,211
51,150	CPS Auto Receivables Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	51,148
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	3,963,051
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,494,067
1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,036,493
388,942	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	388,656
6,250,535	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	6,294,877
6,539,139	DT Auto Owner Trust, Series 13-2A, Class D, 144A, 4.18%, due 06/15/20	6,596,930

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
5,847,188	DT Auto Owner Trust, Series 15-2A, Class D, 144A, 4.25%, due 02/15/22	5,837,334
12,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	12,315,696
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	6,039,153
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	6,063,244
5,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	5,025,269
4,875,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	4,896,778
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,010,493
1,071,781	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	1,075,223
1,938,500	Flagship Credit Auto Trust, Series 13-1, Class D, 144A, 5.38%, due 07/15/20	1,955,619
1,144,000	Flagship Credit Auto Trust, Series 13-2, Class C, 144A, 4.42%, due 12/16/19	1,156,909
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	2,984,779
1,500,000	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	1,499,080
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,404,222

	Total Auto Retail Subprime	117,796,009

	Business Equipment Loans — 0.7%
352,500	LEAF Receivables Funding 9 LLC, Series 13-1, Class B, 144A, 2.80%, due 09/15/21	352,265
2,841,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class D, 144A, 5.11%, due 09/15/21	2,847,607
5,700,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E1, 144A, 6.00%, due 09/15/21	5,838,590
2,282,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E2, 144A, 6.00%, due 09/15/21	2,264,429

	Total Business Equipment Loans	11,302,891

	Collateralized Loan Obligations — 16.2%
37,276,500	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 2.23%, due 04/18/27	37,266,659

See accompanying notes to the financial statements.	15

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
2,224,283	Atrium V, Series 5A, Class A3A, 144A, Variable Rate, 3 mo. LIBOR + .24%, 1.05%, due 07/20/20	2,221,320
1,408,000	Atrium V, Series 5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 3.70%, 4.51%, due 07/20/20	1,409,302
3,520,000	Atrium V, Series 5X, Class D, Reg S, Variable Rate, 3 mo. LIBOR + 3.70%, 4.51%, due 07/20/20	3,523,256
3,480,000	Atrium XI, Series 11A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 2.15%, 2.86%, due 10/23/25	3,480,880
870,000	BlueMountain CLO Ltd., Series 12-2A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 2.75%, 3.56%, due 11/20/24	872,166
2,322,513	Carlyle High Yield Partners IX Ltd., Series 06-9A, Class A2, 144A , Variable Rate, 3 mo. LIBOR + .22%, 0.88%, due 08/01/21	2,321,612
16,915,567	Centurion CDO 9 Ltd., Series 05-9A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .25%, 0.93%, due 07/17/19	16,915,533
13,200,000	CIFC Funding Ltd., Series 13-4X, Class C1,144A, Variable Rate, 3 mo. LIBOR + 3.25%, 4.08%, due 11/27/24	13,221,952
3,750,000	CIFC Funding Ltd., Series 15-5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 6.30%, 6.94%, due 10/25/27	3,525,623
4,350,000	Dorchester Park CLO Ltd., Series 15-1A, Class E, 144A, Variable Rate, 3 mo. LIBOR + 5.25%, 5.95%, due 01/20/27	4,026,682
3,318,234	Franklin CLO V Ltd., Series 5A, Class B,144A, Variable Rate, 3 mo. LIBOR + .45%, 1.10%, due 06/15/18	3,317,772
20,462,299	Franklin CLO VI Ltd., Series 6A, Class A,144A, Variable Rate, 3 mo. LIBOR + .23%, 1.02%, due 08/09/19	20,112,414
3,520,000	GoldenTree Loan Opportunities III Ltd., Series 07-3A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 2.01%, due 05/01/22	3,482,494
28,020,000	Jamestown CLO VI Ltd., Series 15-6A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 2.41%, due 02/20/27	28,023,727
9,592,000	Kingsland IV Ltd., Series 07-4X, Class B, Reg S, Variable Rate, 3 mo. LIBOR + .40%, 1.08%, due 04/16/21	9,301,468
22,307,000	Madison Park Funding X Ltd., Series 12-10A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 2.10%, due 01/20/25	22,304,100
4,350,000	Magnetite VI Ltd., Series 12-6A, Class BR, 144A, Variable Rate, 3 mo. LIBOR + 1.85%, 2.50%, due 09/15/23	4,350,305
3,520,000	Magnetite VI Ltd., Series 12-6A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.60%, 3.25%, due 09/15/23	3,520,461

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
1,291,223	Nautique Funding Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.76%, due 04/15/20	1,290,342
20,880,724	Rockwall CDO II Ltd., Series 07-1A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + .25%, 1.01%, due 08/01/24	20,690,167
7,363,847	Shasta CLO Ltd., Series 07-1X, Class A2L, Reg S, Variable Rate, 3 mo. LIBOR + .40%, 1.10%, due 04/20/21	7,361,130
3,697,830	Shinnecock CLO, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .48%, 1.16%, due 07/15/18	3,685,179
36,880,000	West CLO Ltd., Series 14-2A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 2.23%, due 01/16/27	36,878,340

	Total Collateralized Loan Obligations	253,102,884

	Commercial Mortgage-Backed Securities — 22.6%
7,136,026	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 0.88%, due 04/25/34	6,725,560
1,019,358	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 1.08%, due 04/25/34	950,460
566,885	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.72%, due 04/25/34	538,289
7,181,045	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.89%, due 01/25/35	6,440,445
9,041,860	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 0.83%, due 08/25/35	7,862,282
10,441,434	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 0.91%, due 01/25/36	8,988,227
10,719,163	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 0.80%, due 07/25/36	9,129,172
1,251,109	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 0.82%, due 10/25/36	1,024,473
21,006,964	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 0.79%, due 07/25/37	17,871,571
6,813,554	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.76%, due 07/25/37	5,772,838
7,805,140	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .45%, 0.94%, due 09/25/37	6,537,494

16	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
1,715,711	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 1.82%, due 12/25/37	2,054,335
4,406,000	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PWR9, Class E, Variable Rate, 5.14%, due 09/11/42	4,191,983
3,074,400	Citigroup Commercial Mortgage Trust, Series 04-C2, Class H, 144A, Variable Rate, 6.24%, due 10/15/41	2,989,039
762,987	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 0.96%, due 10/25/30	694,964
17,350,500	Commercial Mortgage Trust, Series 07-GG9, Class AJ, Variable Rate, 5.51%, due 03/10/39	15,702,029
11,274,006	Commercial Mortgage Trust, Series 10-C1, Class D, 144A, Variable Rate, 6.30%, due 07/10/46	12,410,475
8,718,000	Core Industrial Trust, Series 15-CALW, Class F, 144A, Variable Rate, 3.98%, due 02/10/34	8,706,602
34,643,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.37%, due 02/10/37	33,751,552
5,746,661	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 0.76%, due 04/15/37	4,576,288
2,467,776	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	2,229,145
5,941,593	Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class AJ, Variable Rate, 5.54%, due 09/15/39	5,908,683
12,454,322	Credit Suisse Mortgage Capital Certificates, Series 14-USA, Class A2, 144A, 3.95%, due 09/15/37	13,607,615
8,715,000	CSMC Trust, Series 14-USA, Class E, 144A, 4.37%, due 09/15/37	7,529,919
1,334,331	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.75%, due 11/15/33	1,272,407
4,440,823	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .18%, 0.69%, due 11/15/34	4,115,125
11,672,621	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.68%, due 04/16/35	10,810,476
9,461,540	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.51%, due 04/16/35	7,958,109
21,045,865	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.57%, due 03/21/46	12,995,821

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,360,000	GS Mortgage Securities Corp., Series 16-GS2, Class D, 2.75%, due 05/10/49	6,332,234
13,230,000	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.20%, due 02/10/29	12,741,709
8,801,500	GS Mortgage Securities Trust, Series 11-GC3, Class D, 144A, Variable Rate, 5.82%, due 03/10/44	8,977,372
23,617,189	Hilton USA Trust, Series 13-HLF, Class EFL, 144A, Variable Rate, 1 mo. LIBOR + 3.75%, 4.25%, due 11/05/30	23,640,849
9,194,906	Hilton USA Trust, Series 13-HLT, Class EFX, 144A, Variable Rate, 5.61%, due 11/05/30	9,215,712
5,835,375	Hyatt Hotel Portfolio Trust, Series 15-HYT, Class F, 144A, Variable Rate, 1 mo. LIBOR + 3.49%, 4.00%, due 11/15/29	5,498,368
9,598,123	JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB13, Class AJ, Variable Rate, 5.66%, due 01/12/43	9,592,716
3,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-C3, Class H, 144A, Variable Rate, 5.65%, due 01/15/42	2,805,629
3,682,500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 05-CB11, Class G, 144A, Variable Rate, 5.67%, due 08/12/37	3,679,966
7,256,218	LB-UBS Commercial Mortgage Trust, Series 05-C7, Class F, Variable Rate, 5.35%, due 11/15/40	7,148,855
10,204,214	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.77%, due 02/25/30	9,420,863
1,689,637	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.77%, due 09/25/30	1,581,263
5,250,849	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 0.83%, due 04/25/31	4,740,407
8,222,793	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 0.72%, due 12/25/36	7,312,109
16,200,269	ML-CFC Commercial Mortgage Trust, Series 06-4, Class AJ, 5.24%, due 12/12/49	16,229,408

	Total Commercial Mortgage-Backed Securities	352,262,838

	Consumer Loans — 0.3%
4,000,000	Springleaf Funding Trust, Series 14-AA, Class C, 144A, 4.45%, due 12/15/22	3,990,455

See accompanying notes to the financial statements.	17

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Insured Residential Mortgage-Backed Securities — 0.4%
3,368,106	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 1.22%, due 10/25/36	1,879,263
4,532,313	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 0.66%, due 06/15/37	3,744,632
1,539,554	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 0.99%, due 10/25/34 ¿	1,431,705

	Total Insured Residential Mortgage-Backed Securities	7,055,600

	Other — 0.1%
10,944,389	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 0.99%, due 05/15/24	2,038,393

	Residential Mortgage-Backed Securities — Other — 8.7%
1,840,363	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 0.80%, due 02/25/36 ¿	1,054,470
2,343,502	ACE Securities Corp. Home Equity Loan Trust, Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 0.84%, due 09/25/35	1,369,967
12,640,594	American Home Mortgage Investment Trust, Series 06-3, Class 4A, Variable Rate, 1 mo. LIBOR + .38%, 0.90%, due 11/25/35	3,875,988
4,946,643	Bayview Financial Revolving Asset Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 1.52%, due 05/28/39	3,297,091
5,195,506	Bayview Financial Revolving Asset Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 1.82%, due 05/28/39	2,874,311
10,647,898	Bayview Financial Revolving Asset Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 1.49%, due 02/28/40	8,308,212
2,354,943	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,371,511
2,214,035	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,811,047
1,127,559	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 0.84%, due 02/25/37	1,890,046
3,441,635	Carrington Mortgage Loan Trust, Series 06-RFC1, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 0.67%, due 05/25/36	3,322,030
10,078,421	Greenpoint Manufactured Housing, Series 98-1, Class 2A, Variable Rate, 1 mo. LIBOR + .57%, 1.08%, due 05/15/28	9,185,054

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
34,023,513	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 0.78%, due 06/25/36	6,592,032
23,567,749	LSTAR Securities Investment Trust, Series 14-2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 2.49%, due 12/01/21	23,273,152
4,768,345	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 0.84%, due 03/25/36	1,172,504
1,110,673	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.77%, due 02/26/34	977,860
4,758,775	Meritage Mortgage Loan Trust, Series 05-2, Class M2, Variable Rate, 1 mo. LIBOR + .75%, 1.27%, due 11/25/35	4,663,769
5,339,571	Merrill Lynch Mortgage Investors Trust, Series 05-SL2, Class M2, Variable Rate, 1 mo. LIBOR + 1.20%, 1.72%, due 12/25/35	5,332,378
10,724,013	Morgan Stanley Resecuritization Trust, Series 14-R8, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + .16%, 0.65%, due 06/26/47	10,085,403
11,604,704	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	11,542,288
6,534,742	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, 7.00%, due 12/25/27	6,945,065
18,239,206	Residential Funding Mortgage Securities II, Series 06-HI4, Class A4, 5.72%, due 09/25/36	14,759,346
15,195,203	Soundview Home Loan Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .38%, 0.90%, due 11/25/35	2,708,668
26,769,145	Terwin Mortgage Trust, Series 07-1SL, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 0.63%, due 01/25/38	4,397,250
4,322,921	Wells Fargo Mortgage Backed Securities Trust, Series 05-AR14, Class A4, Variable Rate, 3.01%, due 08/25/35	4,314,417

	Total Residential Mortgage-Backed Securities — Other	135,123,859

	Residential Mortgage-Backed Securities — Prime — 6.2%
10,436,156	Adjustable Rate Mortgage Trust, Series 05-4, Class 6A1, Variable Rate, 3.15%, due 08/25/35	9,347,136
5,746,196	BCAP LLC Trust, Series 09-RR13, Class 16A2, 144A, Variable Rate, 3.41%, due 09/26/35	5,107,852
7,530,823	BCAP LLC Trust, Series 12-RR11, Class 3A3, 144A, Variable Rate, 7.32%, due 04/26/36	5,810,822
7,972,434	BCAP LLC Trust, Series 12-RR11, Class 5A3, 144A, Variable Rate, 7.11%, due 04/26/37	5,830,936

18	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
8,195,148	Bear Stearns Alt-A Trust, Series 05-7, Class 21A1, Variable Rate, 3.19%, due 09/25/35	7,337,394
2,872,975	Chase Mortgage Finance Trust, Series 05-A1, Class 3A1, Variable Rate, 2.67%, due 12/25/35	2,641,335
5,284,777	Chase Mortgage Finance Trust, Series 07-A1, Class 11M1, Variable Rate, 2.77%, due 03/25/37	4,814,185
11,798,662	Citigroup Mortgage Loan Trust, Inc., Series 06-AR2, Class 1A2, Variable Rate, 2.94%, due 03/25/36	11,476,867
5,062,360	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.02%, due 12/25/36	4,459,381
6,027,845	Merrill Lynch Mortgage Backed Securities Trust, Series 07-1, Class 1A1, Variable Rate, 3.15%, due 04/25/37	5,406,091
9,579,322	RBSSP Resecuritization Trust, Series 09-6, Class 3A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.80%, due 01/26/36	8,281,019
3,936,906	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 2.72%, due 09/25/35	3,809,533
5,047,594	WaMu Mortgage Pass-Through Certificates, Series 07-HY2, Class 2A1, Variable Rate, 2.87%, due 11/25/36	4,511,519
15,521,587	Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1, Variable Rate, 2.93%, due 09/25/36	14,573,606
3,801,114	Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 1A13, Variable Rate, 1 mo. LIBOR + .37%, 0.89%, due 07/25/37	3,266,127

	Total Residential Mortgage-Backed Securities — Prime	96,673,803

	Residential Mortgage-Backed Securities — Subprime — 5.4%
338,648	Argent Securities Inc Asset-Backed Pass-Through Certificates, Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + 1.04%, 1.56%, due 05/25/34	337,772
8,532,101	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 0.63%, due 04/25/31	8,705,374
895,259	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 0.90%, due 12/25/33	879,212
3,169,336	Citigroup Mortgage Loan Trust, Inc., Series 07-AMC4, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 0.66%, due 05/25/37	3,143,769

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities —Subprime — continued
6,147,055	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 0.66%, due 02/25/37	6,018,081
3,942,896	CWABS Asset-Backed Certificates, Series 05-17, Class 4AV3, Variable Rate, 1 mo. LIBOR + .38%, 0.87%, due 05/25/36	3,871,967
446,416	Equity One Mortgage Pass-Through Trust, Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .60%, 1.12%, due 04/25/34 ¿	377,623
3,589,231	First NLC Trust, Series 05-4, Class A3, Variable Rate, 1 mo. LIBOR + 0.27%, 0.79%, due 02/25/36	3,561,713
136,029	Fremont Home Loan Trust, Series 06-A, Class 1A2, Variable Rate, 1 mo. LIBOR + .20%, 0.72%, due 05/25/36	2,670
7,658,948	GE-WMC Mortgage Securities Trust, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 0.67%, due 08/25/36	4,173,379
3,213,003	Home Equity Asset Trust, Series 07-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .18%, 0.70%, due 08/25/37	3,191,561
511,057	JP Morgan Mortgage Acquisition Trust, Series 07-CH3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 0.67%, due 03/25/37	507,932
19,185,654	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 0.67%, due 08/25/36	8,395,859
3,834,078	Merrill Lynch Mortgage Investors Trust, Series 07-HE2, Class A2A, Variable Rate, 1 mo. LIBOR + .12%, 0.64%, due 02/25/37	1,772,535
92,944	Morgan Stanley ABS Capital I, Inc. Trust, Series 06-NC3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 0.69%, due 03/25/36 ¿	92,732
4,305,336	Nationstar Home Equity Loan Trust, Series 07-B, Class 2AV2, Variable Rate, 1 mo. LIBOR + .18%, 0.70%, due 04/25/37	4,261,916
19,205,000	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 06-HE1, Class M1, Variable Rate, 1 mo. LIBOR + .41%, 0.93%, due 02/25/36	17,905,714
742,504	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 06-HE3, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 0.67%, due 07/25/36	641,016
4,967,490	Ownit Mortgage Loan Trust, Series 06-3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 0.69%, due 03/25/37	4,866,787
5,601,573	RAMP Trust, Series 07-RZ1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 0.68%, due 02/25/37	5,155,777
4,640,772	Securitized Asset-Backed Receivables LLC Trust, Series 06-NC2, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.76%, due 03/25/36	4,097,558

See accompanying notes to the financial statements.	19

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities —Subprime — continued
1,448,043	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 0.72%, due 01/25/36	1,424,965

	Total Residential Mortgage-Backed Securities — Subprime	83,385,912

	Residential Mortgage-Backed Securities — Alt-A — 3.8%
3,467,898	Adjustable Rate Mortgage Trust, Series 05-1, Class 5M1, Variable Rate, 1 mo. LIBOR + 1.05%, 1.57%, due 05/25/35	3,219,881
2,524,978	Alternative Loan Trust, Series 03-18CB, Class 1A1, 5.25%, due 09/25/33	2,542,729
3,375,612	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 1.22%, due 05/25/36	1,752,616
10,044,446	BCAP LLC Trust, Series 12-RR2, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.66%, due 08/26/36	9,641,180
5,035,192	BCAP LLC Trust, Series 12-RR7, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.66%, due 08/26/36	4,822,515
8,915,216	Bear Stearns Alt-A Trust, Series 05-4, Class 24A1, Variable Rate, 3.00%, due 05/25/35	8,749,511
3,455,946	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 2.95%, due 02/25/47	2,856,173
10,665,524	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.10%, due 07/25/36	8,502,619
4,577,289	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 05-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + .31%, 0.83%, due 08/25/35	3,480,672
3,936,706	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 05-7, Class 2CB1, 5.50%, due 08/25/35	3,902,405
12,752,071	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 06-AR10, Class A2A, Variable Rate, 1 mo. LIBOR + .17%, 0.69%, due 12/25/36	9,780,207

	Total Residential Mortgage-Backed Securities — Alt-A	59,250,508

	Student Loans — 17.9%
8,061,543	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 1.51%, due 07/25/34	6,844,323
1,664,556	Access Group, Inc., Series 05-A, Class A3, Variable Rate, 3 mo. LIBOR + .40%, 1.11%, due 07/25/34	1,530,409
7,046,611	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 0.94%, due 03/28/35	6,289,100

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
25,090,320	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 1.12%, due 12/27/41	20,668,134
5,962,500	National Collegiate II Commutation Trust, Series 07-4, Class A3R3, Variable Rate, 3.97%, due 03/25/38	2,668,219
3,750,000	National Collegiate II Commutation Trust, Series 07-3, Class A3R3, Variable Rate, 3.97%, due 03/25/38	1,650,000
402,130	National Collegiate Student Loan Trust, Series 07-1, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 0.65%, due 11/27/28	401,773
10,832,411	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 0.79%, due 09/25/29	10,254,801
4,421,368	National Collegiate Student Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .28%, 0.80%, due 04/25/29	4,380,006
2,450,000	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 0.79%, due 03/26/29	2,318,411
6,194,473	National Collegiate Student Loan Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .21%, 0.73%, due 11/25/27	6,009,736
48,998,000	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.76%, due 07/25/30	45,997,808
29,867,411	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 0.77%, due 03/27/28	29,030,186
5,280,000	National Collegiate Student Loan Trust, Series 06-3, Class A5, Variable Rate, 1 mo. LIBOR + .32%, 0.84%, due 10/27/31	3,522,349
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 3.95%, due 03/25/38	52,500
3,525,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 0.83%, due 05/25/32	2,485,213
31,458,000	SLC Private Student Loan Trust, Series 06-A, Class C, Variable Rate, 3 mo. LIBOR + .45%, 1.13%, due 07/15/36	27,656,301
13,050,000	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 0.94%, due 06/15/39	11,614,726
11,625,031	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + .40%, 1.05%, due 06/15/33	10,942,529
2,737,409	SLM Private Credit Student Loan Trust, Series 04-A, Class B, Variable Rate, 3 mo. LIBOR + .58%, 1.23%, due 06/15/33	2,605,274
8,500,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A3, Variable Rate, 3 mo. LIBOR + .33%, 0.98%, due 03/15/24	7,973,921

20	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 1.08%, due 09/15/33	7,869,324
3,103,396	SLM Private Credit Student Loan Trust, Series 04-B, Class B, Variable Rate, 3 mo. LIBOR + .47%, 1.12%, due 09/15/33	2,876,839
12,593,835	SLM Private Credit Student Loan Trust, Series 05-A, Class A3, Variable Rate, 3 mo. LIBOR + .20%, 0.85%, due 06/15/23	12,154,127
6,720,849	SLM Private Credit Student Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .40%, 1.05%, due 06/15/39	5,990,457
6,761,595	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 0.93%, due 12/15/38	6,095,383
16,372,000	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 0.98%, due 06/15/39	14,586,350
10,613,523	SLM Private Education Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 3.76%, due 05/16/44	10,947,446
7,000,000	SLM Private Education Loan Trust, Series 14-A, Class B, 144A, 3.50%, due 11/15/44	6,886,905
6,000,000	SLM Private Education Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 2.76%, due 06/16/42	6,192,857

	Total Student Loans	278,495,407

	Time Share — 1.4%
467,776	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	475,866
3,333,473	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	3,400,403
1,256,496	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	1,254,704
2,547,651	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	2,590,816
576,464	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	590,456
1,167,423	Sierra Timeshare Receivables Funding LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	1,171,665
2,425,393	Sierra Timeshare Receivables Funding LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	2,436,589

Par Value† / Shares	Description	Value ($)
	Asset-Backed Securities — continued
	Time Share — continued
648,732	Sierra Timeshare Receivables Funding LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	647,690
541,105	Sierra Timeshare Receivables Funding LLC, Series 13-2A, Class C, 144A, 4.75%, due 11/20/25	528,302
2,432,105	Silverleaf Finance XV LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	2,444,969
3,178,817	SilverLeaf Finance XVII LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	3,173,783
1,363,462	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	1,360,144
1,207,293	Westgate Resorts LLC, Series 14-AA, Class A, 144A, 6.25%, due 10/20/26	1,202,706

	Total Time Share	21,278,093

	Total Asset-Backed Securities	1,440,456,483

	U.S. Government Agency — 1.3%
483,939	Agency for International Development Floater (Support of Jamaica), Variable Rate, 3 mo. LIBOR + .30%, 1.13%, due 10/01/18 (a)	479,026
7,875,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 1.39%, due 10/29/26 (a)	7,608,137
8,393,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR — .02%, 1.22%, due 02/01/25 (a)	8,090,105
4,935,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 1.22%, due 07/01/23 (a)	4,791,473

	Total U.S. Government Agency	20,968,741

	TOTAL DEBT OBLIGATIONS (COST $1,474,172,694)	1,461,425,224

	MUTUAL FUNDS — 3.7%

	United States — 3.7%
	Affiliated Issuers — 3.7%
2,313,793	GMO U.S. Treasury Fund	57,867,964

	TOTAL MUTUAL FUNDS (COST $57,871,961)	57,867,964

See accompanying notes to the financial statements.	21

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

OPTIONS PURCHASED — 0.1%

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Credit Default Swaps — 0.1%
EUR	87,080,000	09/21/2016	ITRAXX.MAIN.25	Fixed Spread	Pay	70.00%	JPM	118,566
EUR	87,080,000	09/21/2016	ITRAXX.MAIN.25	Fixed Spread	Pay	85.00%	JPM	19,475
USD	26,360,000	09/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	100.00%	DB	12,338
USD	43,560,000	10/19/2016	CDX.NA.HY.26	Fixed Spread	Pay	102.00%	DB	200,221
USD	21,800,000	12/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	103.00%	CITI	341,285
USD	43,800,000	12/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	103.00%	CITI	680,136
USD	8,712,000	12/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	104.50%	DB	200,402

					TOTAL OPTIONS PURCHASED (COST $2,397,373)			1,572,423

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.5%

	Money Market Funds — 0.2%
3,213,834	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20% (b)	3,213,834

	U.S. Government — 1.3%
15,000,000	U.S. Treasury Bill, 0.27%, due 11/03/16 (c) (d)	14,992,785
5,000,000	U.S. Treasury Bill, 0.46%, due 02/23/17 (c)	4,988,880

	Total U.S. Government	19,981,665

	TOTAL SHORT-TERM INVESTMENTS (COST $23,196,302)	23,195,499

	TOTAL INVESTMENTS — 99.1% (Cost $1,557,638,330)	1,544,061,110
	Other Assets and Liabilities (net) — 0.9%	13,313,751

	TOTAL NET ASSETS — 100.0%	$1,557,374,861

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
11/21/2016	BOA	EUR	10,043,501	USD	11,410,271	$168,800
11/21/2016	BOA	USD	808,673	EUR	711,807	(11,963)

						$156,837

Written Options

Written Options on Credit Default Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	174,160,000	09/21/2016	ITRAXX.MAIN.25	Fixed Spread	Pay	77.50%	JPM	$179,020	$(88,356)
USD	39,540,000	09/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	93.00%	DB	207,585	(1,277)
USD	21,900,000	09/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	100.00%	CITI	91,980	(10,251)
USD	10,900,000	09/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	100.00%	CITI	40,330	(5,102)
USD	43,560,000	11/16/2016	CDX.NA.HY.26	Fixed Spread	Pay	99.00%	DB	148,104	(156,173)
USD	8,712,000	12/21/2016	CDX.NA.HY.26	Fixed Spread	Pay	95.00%	DB	21,780	(24,865)

								$688,799	$(286,024)

22	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
17,540,000	USD	9/20/2016	GS	(Pay)	5.00%	1.83%	MBIA, Inc.	NA		$(206,225)
4,400,000	USD	12/20/2020	BOA	(Pay)	1.00%	1.00%	CDX.NA.HYS25.V1	NA		56,982
75,680,000	USD	12/20/2020	JPM	(Pay)	5.00%	1.00%	CDX.NA.HYS25.V1	NA		(14,278,836)
4,300,000	USD	12/20/2020	CITI	(Pay)	1.00%	1.00%	CDX.NA.IGS25.V1	NA		372,161
4,400,000	USD	12/20/2020	BOA	(Pay)	1.00%	1.00%	CDX.NA.IGS25.V1	NA		371,895
17,550,000	EUR	12/20/2020	BOA	(Pay)	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	NA		(130,336)
8,775,000	EUR	12/20/2020	BOA	(Pay)	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	NA		507,612
116,707,500	EUR	12/20/2020	BOA	Receive	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	116,707,500	EUR	4,280,669
43,875,000	EUR	12/20/2020	GS	Receive	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	43,875,000	EUR	1,609,274
3,290,625	EUR	12/20/2020	GS	(Pay)	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	NA		190,354
6,581,250	EUR	12/20/2020	GS	(Pay)	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	NA		(48,876)
87,685,000	EUR	12/20/2020	CSS (e)	(Pay)	1.00%	0.67%	ITRAXX-EUROPES24V1-5Y	NA		(1,634,061)
88,035,000	EUR	12/20/2020	JPM	Receive	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	88,035,000	EUR	3,229,002
87,330,000	EUR	12/20/2020	BOA	Receive	1.00%	1.12%	ITRAXX-EUROPES24V1-5Y	87,330,000	EUR	3,203,143
15,280,000	USD	6/20/2021	CSS (e)	Receive	5.00%	3.93%	CDX.NA.HYS26.V1	15,280,000	USD	830,588
10,423,700	USD	6/20/2021	CSS (e)	(Pay)	5.00%	3.93%	CDX.NA.HYS26.V1	NA		(566,610)
40,668,000	EUR	6/20/2021	CSS (e)	(Pay)	1.00%	0.66%	ITRAXX-EUROPES25V1-5Y	NA		(779,918)
4,505,000	USD	1/17/2047	BOA	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		71,249
34,800,000	USD	1/17/2047	CSI	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		550,382
26,609,000	USD	1/17/2047	DB	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		420,837
13,270,000	USD	1/17/2047	MSCS	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		209,873
4,400,000	USD	1/17/2047	GS	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		69,589
3,384,000	USD	10/17/2057	MSCS	(Pay)	1.00%	1.00%	CMBX.NA.AS.8	NA		112,306
874,200	USD	9/17/2058	GS	(Pay)	0.50%	0.5%	CMBX.NA.AAA.9	NA		34,957
4,400,000	USD	9/17/2058	DB	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.9	NA		782,467
1,760,000	USD	9/17/2058	GS	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.9	NA		312,987
13,600,000	USD	5/11/2063	GS	(Pay)	5.00%	5.00%	CMBX.NA.BB.6	NA		2,358,220
8,715,000	USD	5/11/2063	DB	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.6	NA		727,173
14,963,600	USD	5/11/2063	GS	(Pay)	3.00%	3.00%	CMBX.NA.BBB.6	NA		1,248,551

										$3,905,409

							Premiums to (Pay) Receive			$(3,325,705)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)

As of August 31, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

See accompanying notes to the financial statements.	23

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
110,000,000	USD	9/21/2017	CSS (f)	(Pay)	1.00%	3 Month USD LIBOR	$(24,107)
89,336,000	USD	9/21/2018	CSS (f)	(Pay)	1.25%	3 Month USD LIBOR	(342,187)
10,495,000	USD	3/10/2021	CSS (f)	(Pay)	1.27%	3 Month USD LIBOR	(36,305)
7,392,000	USD	3/16/2021	CSS (f)	(Pay)	1.75%	3 Month USD LIBOR	(184,392)
9,695,000	USD	4/4/2021	CSS (f)	(Pay)	1.18%	3 Month USD LIBOR	3,935
8,701,000	USD	7/20/2021	CSS (f)	(Pay)	1.12%	3 Month USD LIBOR	36,492
72,873,000	USD	9/21/2021	CSS (f)	(Pay)	1.50%	3 Month USD LIBOR	(977,785)
26,702,000	USD	4/16/2025	CSS (f)	(Pay)	2.00%	3 Month USD LIBOR	(1,327,913)
4,092,000	USD	5/19/2026	CSS (f)	(Pay)	1.65%	3 Month USD LIBOR	(76,565)
1,069,000	USD	6/10/2026	CSS (f)	(Pay)	1.60%	3 Month USD LIBOR	(14,783)
11,393,000	USD	7/18/2026	CSS (f)	(Pay)	1.42%	3 Month USD LIBOR	32,062
5,928,000	USD	8/15/2026	CSS (f)	(Pay)	1.46%	3 Month USD LIBOR	(3,896)
22,130,000	USD	9/21/2026	CSS (f)	(Pay)	1.75%	3 Month USD LIBOR	(599,525)

							$(3,514,969)

					Premiums to (Pay) Receive		$622,598

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

¿	These securities are primarily backed by subprime mortgages.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Swap was cleared through the Intercontinental Exchange, Inc.

(f)	Swap was cleared through the CME Group Inc.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

24	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	90.6%
Short-Term Investments	6.7
Loan Participations	1.7
Rights/Warrants	1.0
Loan Assignments	0.1
Forward Currency Contracts	0.0 ^
Options Purchased	0.0 ^
Written Options/Credit Linked Options	(0.1)
Reverse Repurchase Agreements	(0.5)
Swap Contracts	(1.4)
Other	1.9

100.0%

Country/Region Summary‡	% of Investments
Mexico	13.3%
Other Emerging	12.6 •
Russia	7.5
Brazil	6.3
Venezuela	5.7
Argentina	5.5
Turkey	5.4
Indonesia	4.9
China	3.1
Philippines	2.6
Kazakhstan	2.3
Hungary	2.2
Malaysia	2.0
Tunisia	1.9
Dominican Republic	1.9
Colombia	1.8
South Africa	1.6
Costa Rica	1.6
Pakistan	1.6
Peru	1.6
Sri Lanka	1.5
Israel	1.4
Uruguay	1.4
Ukraine	1.3
Chile	1.3
Romania	1.2
Croatia	1.1
Panama	1.1
Angola	1.1
Congo	0.9
Morocco	0.9
Bahrain	0.8
Other Developed	0.6 ☐

100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciaton rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

•	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

☐	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.00%.

25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 90.3%

		Albania — 0.9%
		Foreign Government Obligations
	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	38,272,019

		Angola — 0.5%
		Foreign Government Obligations
	23,000,000	Republic of Angola, Reg S, 9.50%, due 11/12/25 (c)	22,885,000

		Argentina — 4.9%
		Foreign Government Obligations
	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	6,716,250
	16,000,000	Republic of Argentina, 144A, 7.63%, due 04/22/46	18,080,000
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	9,406,992
	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	12,593,305
	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	44,944,081
EUR	79,650,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	56,194,848
EUR	83,430,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38	58,861,722

		Total Argentina	206,797,198

		Armenia — 0.5%
		Foreign Government Obligations
	21,300,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	22,791,000

		Azerbaijan — 0.8%
		Foreign Government Agency — 0.3%
	4,750,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	5,308,125
	7,500,000	State Oil Company of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	8,118,750

			13,426,875

		Foreign Government Obligations — 0.5%
	20,000,000	Republic of Azerbaijan International Bond, Reg S, 4.75%, due 03/18/24	20,500,000

		Total Azerbaijan	33,926,875

		Bahrain — 0.6%
		Foreign Government Obligations
	31,250,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	27,148,438

Par Value†		Description	Value ($)

		Belize — 0.4%
		Foreign Government Obligations
	32,486,300	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	18,273,544

		Bosnia & Herzegovina — 0.1%
		Foreign Government Obligations
DEM	4,041,240	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 0.63%, due 12/11/17	2,155,221

		Brazil — 3.3%
		Foreign Government Agency — 2.2%
GBP	10,995,000	Petrobras Global Finance BV, 6.25%, due 12/14/26	13,120,603
GBP	12,225,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	14,066,661
	83,000,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	68,182,010

			95,369,274

		Foreign Government Obligations — 1.1%
	21,897,000	Republic of Brazil, 7.13%, due 01/20/37	26,002,687
	14,435,000	Republic of Brazil, 8.25%, due 01/20/34	18,855,719

			44,858,406

		Total Brazil	140,227,680

		Cameroon — 0.6%
		Foreign Government Obligations
	24,000,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	26,490,000

		Chile — 0.9%
		Corporate Debt — 0.5%
	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	22,100,000

		Foreign Government Agency — 0.4%
	16,500,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 09/16/25	17,455,845

		Total Chile	39,555,845

		China — 0.8%
		Foreign Government Agency
	33,000,000	Export-Import Bank of China via Avi Funding Co. Ltd. (The), Reg S, 3.80%, due 09/16/25	35,608,135

		Colombia — 1.7%
		Foreign Government Agency — 0.9%
	36,500,000	Ecopetrol SA, 7.38%, due 09/18/43	39,383,500

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)

	Colombia — continued
	Foreign Government Obligations — 0.8%
25,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	28,843,750
3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (a)	5,857,583

		34,701,333

	Total Colombia	74,084,833

	Congo Republic (Brazzaville) — 1.4%
	Foreign Government Obligations
92,115,116	Republic of Congo, Reg S, Series INTL, Step Up, 4.00%, due 06/30/29	61,717,128

	Costa Rica — 1.3%
	Foreign Government Agency — 0.3%
15,045,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	12,976,312

	Foreign Government Obligations — 1.0%
40,400,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	44,440,000

	Total Costa Rica	57,416,312

	Croatia — 1.3%
	Foreign Government Obligations
24,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	26,220,000
19,470,000	Croatia Government International Bond, Reg S, 6.00%, due 01/26/24	21,855,075
6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,667,500

	Total Croatia	54,742,575

	Dominican Republic — 3.0%
	Asset-Backed Securities — 0.5%
22,987,595	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24 (a)	22,869,582

	Foreign Government Agency — 0.2%
7,370,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	7,549,423

	Foreign Government Obligations — 2.3%
15,200,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	18,430,000
38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.81%, due 08/30/24	37,690,084
24,000,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	27,210,000
10,000,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	12,000,000

		95,330,084

	Total Dominican Republic	125,749,089

Par Value†		Description	Value ($)

		Ecuador — 0.4%
		Foreign Government Obligations
	17,500,000	Ecuador Government International Bond, Reg S, 7.95%, due 06/20/24	15,334,375

		El Salvador — 0.3%
		Foreign Government Obligations
	13,203,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	13,863,150

		Ethiopia — 0.3%
		Foreign Government Obligations
	14,000,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	13,667,500

		Gabon — 0.8%
		Foreign Government Obligations
	33,000,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	30,607,500
	4,500,000	Gabonese Republic, Reg S, 6.95%, due 06/16/25	4,196,250

		Total Gabon	34,803,750

		Ghana — 0.6%
		Foreign Government Obligations
	8,000,000	Republic of Ghana, Reg S, 7.88%, due 08/07/23	7,400,000
	15,000,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	16,951,500

		Total Ghana	24,351,500

		Greece — 0.5%
		Foreign Government Obligations
EUR	28,882,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	19,502,733

		Grenada — 0.2%
		Foreign Government Obligations
	12,361,455	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	6,736,993

		Guatemala — 0.5%
		Foreign Government Obligations
	15,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,808,750

		Honduras — 0.7%
		Foreign Government Obligations
	26,875,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	30,267,969

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†		Description	Value ($)

		Hungary — 1.1%
		Foreign Government Obligations
	31,742,000	Hungary Government International Bond, 7.63%, due 03/29/41	48,366,873

		Iceland — 0.3%
		Foreign Government Obligations
	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,835,438

		Indonesia — 3.6%
		Foreign Government Agency — 1.3%
	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	37,624,161
	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41 (c)	16,812,000

			54,436,161

		Foreign Government Obligations — 2.3%
	35,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	41,130,541
	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	56,401,383

			97,531,924

		Total Indonesia	151,968,085

		Iraq — 0.3%
		Foreign Government Obligations
	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	12,112,500

		Israel — 1.1%
		Foreign Government Agency
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32	23,679,505
	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	9,017,535
	12,143,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	14,313,561

		Total Israel	47,010,601

		Ivory Coast — 0.6%
		Foreign Government Obligations
	25,012,350	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	24,856,023

		Jamaica — 0.5%
		Foreign Government Agency — 0.1%
	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24	4,660,000

Par Value†		Description	Value ($)

		Jamaica — continued
		Foreign Government Obligations — 0.4%
	12,500,000	Jamaica Government International Bond, 7.88%, due 07/28/45	14,562,500

		Total Jamaica	19,222,500

		Jordan — 0.3%
		Foreign Government Obligations
	10,000,000	Jordan Government International Bond, Reg S, 6.13%, due 01/29/26	10,825,000

		Kazakhstan — 1.5%
		Foreign Government Obligations
	52,500,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	65,428,125

		Kenya — 0.4%
		Foreign Government Obligations
	17,000,000	Kenya Government International Bond, Reg S, 6.88%, due 06/24/24	16,660,000

		Macedonia — 0.5%
		Foreign Government Obligations
EUR	8,600,000	Macedonia Government International Bond, 144A, 5.63%, due 07/26/23	10,009,058
EUR	11,000,000	FYR Macedonia, Reg S, 3.98%, due 07/24/21	12,177,928

		Total Macedonia	22,186,986

		Malaysia — 0.7%
		Foreign Government Agency
	25,000,000	Petronas Capital, Ltd., Reg S, 4.50%, due 03/18/45	29,032,373

		Mexico — 9.4%
		Foreign Government Agency — 2.8%
	51,000,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	55,080,000
	9,000,000	Petroleos Mexicanos, 6.50%, due 06/02/41	9,540,900
	46,900,000	Petroleos Mexicanos, 5.63%, due 01/23/46	45,225,670
	10,500,000	Petroleos Mexicanos, 6.38%, due 01/23/45	11,057,550

			120,904,120

		Foreign Government Obligations — 6.6%
GBP	46,503,000	United Mexican States, 5.63%, due 03/19/14	70,225,192
	183,348,000	United Mexican States, 5.75%, due 10/12/10	209,016,720

			279,241,912

		Total Mexico	400,146,032

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)

	Mongolia — 0.4%
	Foreign Government Obligations
18,600,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	15,624,000

	Morocco — 0.8%
	Foreign Government Agency
30,000,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	35,062,500

	Mozambique — 0.1%
	Foreign Government Obligations
4,500,000	Mozambique International Bond, 144A, 10.50%, due 01/18/23	3,330,000

	Nigeria — 0.1%
	Foreign Government Obligations
5,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23 (c)	5,359,500

	Oman — 0.2%
	Foreign Government Obligations
10,000,000	Oman Government International Bond, 144A, 4.75%, due 06/15/26	10,337,500

	Pakistan — 0.9%
	Foreign Government Obligations
40,500,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	40,115,655

	Panama — 1.1%
	Foreign Government Agency — 0.4%
13,600,000	AES Panama SRL, Reg S, 6.00%, due 06/25/22	14,220,908

	Foreign Government Obligations — 0.7%
18,908,000	Panama Government International Bond, 4.30%, due 04/29/53	20,609,720
7,295,000	Panama Government International Bond, 8.13%, due 04/28/34	10,568,631

		31,178,351

	Total Panama	45,399,259

	Paraguay — 0.2%
	Foreign Government Obligations
8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	9,180,000

	Peru — 1.6%
	Foreign Government Agency — 0.3%
12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	10,261,942

Par Value†		Description	Value ($)

		Peru — continued
		Foreign Government Obligations — 1.3%
	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (a)	4,950,000
	39,120,000	Republic of Peru, 5.63%, due 11/18/50	51,540,600

			56,490,600

		Total Peru	66,752,542

		Philippines — 3.3%
		Foreign Government Agency — 2.4%
	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	38,155,863
	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	64,836,611

			102,992,474

		Foreign Government Obligations — 0.9%
	27,354,000	Republic of Philippines, 6.38%, due 01/15/32	39,304,689

		Total Philippines	142,297,163

		Poland — 0.2%
		Foreign Government Obligations
	7,500,000	Poland Government International Bond, 3.25%, due 04/06/26	7,959,375

		Qatar — 0.2%
		Foreign Government Obligations
	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,431,250

		Romania — 0.9%
		Foreign Government Obligations
EUR	14,000,000	Romanian Government International Bond, 144A, 2.88%, due 05/26/28	16,768,005
	14,594,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44	19,628,930

		Total Romania	36,396,935

		Russia — 5.0%
		Foreign Government Agency — 2.3%
	30,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	29,850,000
	38,800,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	50,936,640
	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	15,935,500

			96,722,140

		Foreign Government Obligations — 2.7%
	31,200,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42	35,755,200

See accompanying notes to the financial statements.	29

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†		Description	Value ($)

		Russia — continued
		Foreign Government Obligations — continued
	66,200,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	78,513,200

			114,268,400

		Total Russia	210,990,540

		Rwanda — 0.1%
		Foreign Government Obligations
	5,000,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,112,500

		Serbia — 0.8%
		Foreign Government Obligations
	4,367,078	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	4,410,749
	24,000,000	Republic of Serbia, Reg S, 7.25%, due 09/28/21	27,810,000

		Total Serbia	32,220,749

		South Africa — 0.9%
		Foreign Government Agency — 0.5%
ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,479,107
	19,000,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	18,810,000
ZAR	20,000,000	Transnet, Ltd., 13.50%, due 04/18/28	1,507,196

			21,796,303

		Foreign Government Obligations — 0.4%
	15,000,000	South Africa Government International Bond, 5.88%, due 09/16/25	16,781,250

		Total South Africa	38,577,553

		Sri Lanka — 1.2%
		Foreign Government Obligations
	19,000,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	19,482,980
	13,500,000	Sri Lanka Government International Bond, 144A, 6.83%, due 07/18/26	14,489,145
	17,000,000	Sri Lanka Government International Bond, Reg S, 6.85%, due 11/03/25	18,182,860

		Total Sri Lanka	52,154,985

		Thailand — 0.2%
		Foreign Government Agency
	7,000,000	PTT PCL, Reg S, 4.50%, due 10/25/42	7,603,750

		Trinidad And Tobago — 0.4%
		Foreign Government Agency — 0.2%
	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,654,000

Par Value†		Description	Value ($)

		Trinidad And Tobago — continued
		Foreign Government Obligations — 0.2%
	10,000,000	Trinidad & Tobago Government International Bond, 144A, 4.50%, due 08/04/26	10,387,500

		Total Trinidad And Tobago	17,041,500

		Tunisia — 1.6%
		Foreign Government Agency
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31	17,827,285
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	51,837,819

		Total Tunisia	69,665,104

		Turkey — 3.9%
		Foreign Government Obligations
	75,191,000	Republic of Turkey, 6.00%, due 01/14/41	82,240,156
	65,302,000	Republic of Turkey, 6.75%, due 05/30/40	78,035,890
	3,700,000	Turkey Government International Bond, 6.63%, due 02/17/45	4,416,875

		Total Turkey	164,692,921

		Ukraine — 1.2%
		Foreign Government Obligations
	2,957,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/19	2,949,608
	7,818,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/20	7,720,275
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	5,898,620
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	5,874,544
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	5,850,468
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	5,826,392
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	5,802,316
	6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	5,778,240
	6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	6,566,764

		Total Ukraine	52,267,227

		United States — 8.4%
		Asset-Backed Securities — 0.6%
	2,036,165	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 0.99%, due 05/15/24	379,236
	319,130	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 0.96%, due 10/25/30	290,678

30	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued
	Asset-Backed Securities — continued
3,189,971	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.71%, due 05/15/36 ¿	2,726,214
7,736,392	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.75%, due 12/15/35 ¿	7,178,081
4,070,511	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.75%, due 12/15/35 ¿	3,456,572
185,175	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.69%, due 03/25/36 ¿	184,754
11,633,895	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.74%, due 11/25/36 ¿	5,375,602
11,480,817	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.67%, due 11/25/36 ¿	5,232,163
6,311,042	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.88%, due 04/25/37 ¿	3,122,779

		27,946,079

	U.S. Government — 7.8%
74,539,500	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (e)	75,154,749
20,000,000	U.S. Treasury Note, 0.75%, due 03/15/17 (d)	20,022,140
35,000,000	U.S. Treasury Note, 1.00%, due 03/31/17 (d)	35,089,320
30,000,000	U.S. Treasury Note, 0.63%, due 06/30/17	29,994,150
50,000,000	U.S. Treasury Note, 1.88%, due 09/30/17 (d)	50,626,950
10,000,000	U.S. Treasury Note, 2.25%, due 11/30/17	10,184,770
110,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	109,944,120

		331,016,199

	Total United States	358,962,278

	Uruguay — 1.3%
	Foreign Government Obligations
51,000,000	Uruguay Government International Bond, 5.10%, due 06/18/50	53,805,000

	Venezuela — 6.4%
	Foreign Government Agency — 3.9%
138,893,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18	71,182,662
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24	65,120,000
80,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	29,360,000

		165,662,662

Par Value†		Description	Value ($)

		Venezuela — continued
		Foreign Government Obligations — 2.5%
	63,611,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	28,465,923
	25,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	12,295,005
	146,093,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	66,107,082

			106,868,010

		Total Venezuela	272,530,672

		Vietnam — 0.4%
		Foreign Government Agency — 0.3%
	23,804,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	13,342,142

		Foreign Government Obligations — 0.1%
	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.75%, due 03/13/28	4,675,000

		Total Vietnam	18,017,142

		Zambia — 0.9%
		Foreign Government Obligations
	29,360,000	Zambia Government International Bond, Reg S, 8.50%, due 04/14/24	28,809,500
	7,700,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	7,536,375

		Total Zambia	36,345,875

		TOTAL DEBT OBLIGATIONS (COST $3,575,311,306)	3,842,061,623

		LOAN ASSIGNMENTS — 0.1%

		Indonesia
	4,368,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + 0.88%, 1.19%, due 12/14/19	4,100,460
	952,163	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + .75%, 1.68%, due 12/01/19	871,230
EUR	824,498	Republic of Indonesia, Indonesia Paris Club Debt, due 06/01/21	740,347

		TOTAL LOAN ASSIGNMENTS (COST $5,599,437)	5,712,037

		LOAN PARTICIPATIONS — 1.7%

		Angola — 0.9%
	16,875,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23	14,006,250

See accompanying notes to the financial statements.	31

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value† / Shares		Description	Value ($)

		Angola — continued
	26,062,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/13/23	21,631,875

		Total Angola	35,638,125

		Egypt — 0.0%
CHF	113,117	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	95,225

		Indonesia — 0.1%
	5,475,672	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.79%, due 09/29/19	5,017,084

		Iraq — 0.5%
JPY	3,332,755,050	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, due 01/01/28	19,443,553
JPY	435,464,944	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, due 01/01/28	2,540,929

		Total Iraq	21,984,482

		Russia — 0.0%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), (a) (f)	1,418,582

		Vietnam — 0.2%
JPY	798,074,000	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.60%, due 09/01/17	7,086,748

		TOTAL LOAN PARTICIPATIONS (COST $93,430,794)	71,240,246

		MUTUAL FUNDS — 3.0%

		United States
		Affiliated Issuers
	568,012	GMO Debt Opportunities Fund, Class VI	14,387,737
	4,450,782	GMO U.S. Treasury Fund	111,314,046

		TOTAL MUTUAL FUNDS (COST $123,155,405)	125,701,783

		RIGHTS/WARRANTS — 1.0%

		Argentina — 0.8%
EUR	298,220,524	Republic of Argentina GDP Linked, Expires 12/15/35	33,930,315

Par Value† / Shares	Description	Value ($)

	Nigeria — 0.0%
25,000	Central Bank of Nigeria Oil Warrants, Expires 01/21/92	1,668,952

	Ukraine — 0.1%
13,276,200	Government of Ukraine GDP Linked, 144A, Expires 05/31/40	4,182,003

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (a)	—

	Venezuela — 0.1%
959,065	Republic of Venezuela Oil Warrants, Expires 04/15/20	1,678,198

	TOTAL RIGHTS/WARRANTS (COST $50,000,531)	41,459,468

	SHORT-TERM INVESTMENTS — 4.0%

	Money Market Funds — 0.0%
1,575,713	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20 (g)	1,575,713

	U.S. Government — 4.0%
10,000,000	U.S. Treasury Bill, 0.44%, due 02/09/17 (h)	9,980,400
60,000,000	U.S. Treasury Note, 0.50%, due 02/28/17	59,994,120
21,500,000	U.S. Treasury Note, 0.63%, due 05/31/17	21,500,000
50,000,000	U.S. Treasury Note, 0.88%, due 04/30/17	50,102,550
30,000,000	U.S. Treasury Note, 0.88%, due 05/15/17	30,059,760

	Total U.S. Government	171,636,830

	TOTAL SHORT-TERM INVESTMENTS (COST $173,235,904)	173,212,543

	TOTAL INVESTMENTS — 100.1% (Cost $4,020,733,377)	4,259,387,700
	Other Assets and Liabilities (net) — (0.1%)	(2,224,127)

	TOTAL NET ASSETS — 100.0%	$4,257,163,573

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
11/21/2016	BOA	EUR	52,000,000	USD	59,076,420	$873,958
11/21/2016	BOA	GBP	6,000,000	USD	7,895,880	3,771

						$877,729

32	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Reverse Repurchase Agreements (i)

Face Value		Description	Value ($)
USD	12,511,889	JP Morgan Securities, Inc., (0.15)%, dated 07/26/16, (collateral: Pertamina Persero PT, Reg S, 6.50%, due 05/27/41), to be repurchased on demand at face value plus accrued interest.	$(12,511,890)
USD	2,942,583	JP Morgan Securities, Inc., (0.10)%, dated 07/12/16, (collateral: Republic of Angola, Reg S, 9.50%, due 11/12/25), to be repurchased on demand at face value plus accrued interest.	(2,942,583)
USD	3,984,958	JP Morgan Securities, Inc., (0.25)%, dated 07/18/16, (collateral: Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23), to be repurchased on demand at face value plus accrued interest.	(3,984,958)
USD	982,677	JP Morgan Securities, Inc., (0.25)%, dated 07/12/16, (collateral: Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23), to be repurchased on demand at face value plus accrued interest.	(982,677)

			$(20,422,108)

		Average balance outstanding	$(25,352,194)
		Average interest rate	0.33%
		Maximum balance outstanding	$(45,128,831)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Credit Linked Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Put Sold	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (a)	$1,101,360	$155,360
Put Sold	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (a)	1,001,777	93,899
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (a)	1,062,443	94,240
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	244,688	74,137
Put Sold	USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	384,133	(311,344)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	1,705,000	(2,242,846)

					$5,499,401	$(2,136,554)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
19,500,000	USD	3/20/2017	DB	Receive	5.00%	60.15%	Bolivarian Republic of Venezuela	19,500,000	USD	$(4,602,988)
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.26%	Republic of Peru	NA		(21,854)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.21%	Republic of Peru	32,000,000	PEN	59,568
4,500,000	USD	7/20/2017	JPM	Receive	3.30%	2.32%	Republic of Jamaica	4,500,000	USD	55,994
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.37%	Republic of Macedonia	5,400,000	EUR	(293,894)
50,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	1.44%	Republic of Brazil	NA		503,003

See accompanying notes to the financial statements.	33

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
44,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	1.54%	Republic of Croatia	NA		$566,200
6,000,000	USD	6/20/2020	DB	Receive	1.00%	2.43%	Commonwealth of Bahamas	6,000,000	USD	(293,080)
42,000,000	EUR	12/20/2020	DB	(Pay)	1.00%	2.34%	Commonwealth of Bahamas	NA		2,482,968
57,000,000	USD	12/20/2020	DB	Receive	1.00%	2.64%	Commonwealth of Bahamas	57,000,000	USD	(3,579,045)
10,000,000	USD	12/20/2022	JPM	Receive	1.00%	1.4%	Republic of Malaysia	10,000,000	USD	(214,397)
15,000,000	USD	12/20/2022	JPM	Receive	1.00%	1.83%	Republic of Indonesia	15,000,000	USD	(684,996)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	2.8%	Republic of Turkey	30,000,000	USD	(3,105,910)
40,000,000	USD	6/20/2023	JPM	Receive	1.00%	2.46%	Republic of Croatia	40,000,000	USD	(3,470,902)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	2.46%	Republic of Croatia	NA		17,354,511
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	2.45%	Republic of Croatia	160,000,000	EUR	(16,176,386)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.31%	Commonwealth of Bahamas	6,000,000	USD	(779,902)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.31%	Commonwealth of Bahamas	3,000,000	USD	(389,951)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	3.01%	Republic of South Africa	25,000,000	USD	(3,044,431)
24,000,000	USD	3/20/2024	JPM	Receive	1.00%	1.53%	Republic of Malaysia	24,000,000	USD	(811,456)
27,250,000	USD	6/20/2024	JPM	Receive	1.00%	3.14%	Republic of Brazil	27,250,000	USD	(3,811,463)
22,750,000	USD	6/20/2024	JPM	Receive	1.00%	3.14%	Republic of Brazil	22,750,000	USD	(3,182,047)
60,000,000	USD	6/20/2024	JPM	Receive	1.00%	1.36%	Peoples Republic of China	60,000,000	USD	(1,413,650)
25,000,000	USD	3/20/2025	GS	Receive	1.00%	1.41%	Republic of China	25,000,000	USD	(735,455)
10,000,000	USD	6/20/2025	GS	Receive	1.00%	2.09%	Republic of Indonesia	10,000,000	USD	(798,511)
25,000,000	USD	6/20/2025	GS	Receive	1.00%	2.09%	Republic of Indonesia	25,000,000	USD	(1,996,278)
91,000,000	USD	6/20/2025	DB	Receive	1.00%	5.57%	Commonwealth of Bahamas	91,000,000	USD	(8,467,521)
68,000,000	EUR	6/20/2025	DB	(Pay)	1.00%	5.17%	Commonwealth of Bahamas	NA		6,436,430
20,000,000	USD	6/20/2025	GS	Receive	1.00%	1.43%	Republic of China	20,000,000	USD	(628,145)
21,000,000	USD	6/20/2026	GS	Receive	1.00%	3.18%	Republic of South Africa	21,000,000	USD	(3,581,132)
40,000,000	USD	3/20/2030	JPM	Receive	1.00%	3.26%	Republic of Brazil	40,000,000	USD	(8,686,862)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	2.09%	United Mexican States	NA		2,464,642

										$(40,846,940)

							Premiums to (Pay) Receive			$41,498,703

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

34	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
120,000,000	EUR	9/11/2020	JPM	3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	$1,802,796

					Premiums to (Pay) Receive	$—

Cross-Currency Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
14,000,000,000	JPY	4/28/2025	GS	(Pay)	(0.22)%	3 Month USD LIBOR	$(7,957,025)
50,000,000	GBP	3/10/2026	JPM	(Pay)	1.17%	3 Month USD LIBOR	2,380,980

							$(5,576,045)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
70,000,000	USD	9/1/2045	JPMF (j)	(Pay)	2.69%	3 Month USD LIBOR	$(16,407,617)

							$(16,407,617)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.

(c)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).
(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(f)	Security is in default.

(g)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(h)	The rate shown represents yield-to-maturity.

(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(j)	Swap was cleared through the CME Group Inc.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

See accompanying notes to the financial statements.	35

GMO Global Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	87.5%
Short-Term Investments	12.2
Forward Currency Contracts	0.5
Futures Contracts	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Options Purchased	0.0	^
Loan Assignments	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.3)
Other	(0.1)

	100.0%

Country/Region Summary‡	% of Investments
United States	31.1%
Japan	20.4
France	6.6
Italy	5.9
Other Emerging	4.6	¥
New Zealand	4.4
United Kingdom	4.2
Germany	4.2
Sweden	3.9
Mexico	3.6
Spain	3.3
Euro Region	2.1	§
Belgium	1.9
Australia	1.4
Netherlands	1.4
Canada	1.0

	100.0%

†	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

‡	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

¥	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.00%.

36

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†		Description	Value ($)
		Debt Obligations — 78.2%

		Belgium — 1.8%
		Foreign Government Obligations
EUR	159,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	220,060
EUR	85,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	168,053

		Total Belgium	388,113

		Canada — 5.3%
		Foreign Government Obligations
CAD	1,414,000	Government of Canada, 1.50%, due 06/01/23	1,128,806

		France — 7.4%
		Foreign Government Obligations
EUR	921,000	France Government Bond OAT, Reg S, 3.25%, due 10/25/21	1,221,507
EUR	171,000	France Government Bond OAT, Reg S, 4.50%, due 04/25/41	345,208

		Total France	1,566,715

		Italy — 7.4%
		Foreign Government Obligations
EUR	787,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	1,021,058
EUR	268,000	Buoni Poliennali Del Tesoro, Reg S, 4.00%, due 02/01/37	409,848
EUR	128,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	147,510

		Total Italy	1,578,416

		Japan — 17.9%
		Foreign Government Obligations
JPY	185,750,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	1,877,122
JPY	43,300,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	558,144
JPY	101,650,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	1,355,350

		Total Japan	3,790,616

		Netherlands — 1.3%
		Foreign Government Obligations
EUR	16,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	20,235
EUR	146,000	Netherlands Government Bond, 5.50%, due 01/15/28	264,076

		Total Netherlands	284,311

Par Value† / Shares		Description	Value ($)
		Spain — 4.2%
		Foreign Government Obligations
EUR	55,000	Government of Spain, 2.10%, due 04/30/17	62,298
EUR	140,000	Government of Spain, Reg S, 4.20%, due 01/31/37	222,238
EUR	427,000	Government of Spain, Reg S, 5.50%, due 04/30/21	596,238

		Total Spain	880,774

		United Kingdom — 6.0%
		Foreign Government Obligations
GBP	73,000	United Kingdom Gilt, Reg S, 1.25%, due 07/22/18	97,871
GBP	305,000	United Kingdom Gilt, Reg S, 1.75%, due 07/22/19	419,302
GBP	378,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	763,291

		Total United Kingdom	1,280,464

		United States — 26.9%
		U.S. Government
	6,098,000	U.S. Treasury Principal Strip Bond, due 11/15/21	5,712,411

		TOTAL DEBT OBLIGATIONS (COST $15,334,922)	16,610,626

		MUTUAL FUNDS — 16.4%

		United States
		Affiliated Issuers
	42,459	GMO Debt Opportunities Fund, Class VI	1,075,478
	35,403	GMO Emerging Country Debt Fund, Class IV	1,064,581
	53,998	GMO U.S. Treasury Fund	1,350,480

		TOTAL MUTUAL FUNDS (COST $3,068,752)	3,490,539

See accompanying notes to the financial statements.	37

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

OPTIONS PURCHASED — 0.1%

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps
EUR	617,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	3,761
EUR	395,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	5
EUR	617,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	1,903
EUR	617,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	702
EUR	1,190,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	672

					TOTAL OPTIONS PURCHASED (COST $127,119)			7,043

Shares / Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.2%

	Money Market Funds — 0.5%
105,202	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20% (a)	105,202

	U.S. Government — 4.7%
1,000,000	U.S. Treasury Bill, 0.41%, due 01/26/17 (b) (c)	998,330

	TOTAL SHORT-TERM INVESTMENTS (COST $1,103,632)	1,103,532

	TOTAL INVESTMENTS — 99.9% (Cost $19,634,425)	21,211,740
	Other Assets and Liabilities (net) — 0.1%	31,286

	TOTAL NET ASSETS — 100.0%	$21,243,026

38	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/12/2016	BCLY	AUD	361,000	USD	272,650	$1,408
09/08/2016	BCLY	CAD	1,126,000	USD	879,857	21,200
09/19/2016	MSCI	CHF	852,850	USD	889,520	21,550
11/21/2016	MSCI	DKK	321,000	USD	49,016	734
11/21/2016	BOA	EUR	685,729	USD	779,046	11,525
11/21/2016	GS	EUR	429,000	USD	487,249	7,079
11/07/2017	GS	EUR	917,000	USD	1,006,820	(37,479)
11/21/2016	BOA	GBP	162,000	USD	213,136	49
09/12/2016	BOA	JPY	41,475,380	USD	400,201	(795)
09/12/2016	MSCI	JPY	120,175,474	USD	1,192,874	30,981
09/19/2016	MSCI	SEK	611,000	USD	73,033	1,603
09/12/2016	BCLY	USD	553,089	AUD	746,000	7,429
09/12/2016	BOA	USD	2,258,529	JPY	239,885,127	60,754
09/12/2016	GS	USD	153,441	JPY	15,378,000	(4,762)
09/19/2016	GS	USD	356,081	CHF	342,000	(8,017)
09/19/2016	MSCI	USD	142,820	SEK	1,210,000	(1,362)
11/21/2016	BOA	USD	1,458,733	EUR	1,284,000	(21,580)
11/21/2016	BOA	USD	503,031	GBP	382,248	(240)
11/21/2016	GS	USD	363,655	EUR	320,000	(5,486)
11/21/2016	MSCI	USD	157,458	DKK	1,032,000	(2,235)
11/07/2017	GS	USD	1,012,093	EUR	917,000	32,206

						$114,562

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2	Australian Government Bond 10 Yr.	September 2016	$207,268	$4,731
2	Australian Government Bond 3 Yr.	September 2016	170,649	732
5	Euro Bund	September 2016	933,520	15,899
1	Euro BUXL Bond 30 Yr.	September 2016	215,260	12,849
1	Japanese Government Bond 10 Yr. (OSE)	September 2016	1,463,394	(6,287)
2	U.S. Long Bond (CBT)	December 2016	340,750	(847)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
13	U.S. Treasury Note 2 Yr. (CBT)	December 2016	$2,838,063	$(1,840)
7	U.S. Ultra Bond (CBT)	December 2016	1,312,281	809
2	UK Gilt Long Bond	December 2016	345,437	917

			$7,826,622	$26,963

Sales
6	Canadian Government Bond 10 Yr.	December 2016	$671,511	$(972)
7	Euro BOBL	September 2016	1,043,091	(8,517)
4	U.S. Treasury Note 10 Yr. (CBT)	December 2016	523,688	1,330
11	U.S. Treasury Note 5 Yr. (CBT)	December 2016	1,333,750	2,501

			$3,572,040	$(5,658)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	39

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
990,000	EUR	11/28/2016	CSS (d)	Receive	0.10%	3 Month EURIBOR	$1,053
2,107,000	EUR	3/21/2018	CSS (d)	Receive	(0.22)%	3 Month EURIBOR	4,353
206,000	USD	12/16/2020	CSS (d)	(Pay)	1.92%	3 Month USD LIBOR	(6,449)
7,026,000	SEK	12/15/2021	CSS (e)	Receive	0.08%	3 Month SEK STIBOR	3,440
3,793,000	SEK	12/15/2021	CSS (e)	Receive	0.12%	3 Month SEK STIBOR	2,747
2,634,000	MXN	10/25/2024	BCI (d)	Receive	6.19%	TIIE	1,750
1,707,000	MXN	10/28/2024	BCI (d)	Receive	6.13%	TIIE	759
319,000	EUR	12/17/2025	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	(6,883)
330,000	USD	12/17/2025	CSS (d)	(Pay)	2.43%	3 Month USD LIBOR	(29,335)
10,259,000	MXN	1/27/2026	CSS (d)	Receive	6.05%	TIIE	(1,954)
960,000	MXN	6/19/2026	CSS (d)	Receive	6.11%	TIIE	(35)
14,580,000	JPY	9/16/2026	CSS (e)	(Pay)	(0.02)%	6 Month JPY LIBOR	1,522
281,000	NZD	9/16/2026	CSS (e)	Receive	2.66%	3 Month NZD Bank Bill Rate	4,764
409,000	NZD	9/16/2026	CSS (e)	Receive	2.73%	3 Month NZD Bank Bill Rate	8,789
750,000	USD	9/16/2026	CSS (e)	(Pay)	1.68%	3 Month USD LIBOR	77
730,000	USD	9/16/2026	CSS (e)	(Pay)	1.80%	3 Month USD LIBOR	(3,848)
465,000	EUR	12/18/2030	CSS (e)	Receive	1.61%	6 Month EURIBOR	10,357
126,000	USD	12/19/2035	CSS (d)	(Pay)	2.72%	3 Month USD LIBOR	(22,927)
160,000	EUR	12/20/2045	CSS (e)	Receive	1.20%	6 Month EURIBOR	5,878
245,800	EUR	12/20/2045	CSS (e)	(Pay)	1.29%	6 Month EURIBOR	(12,471)
131,000	EUR	12/20/2045	CSS (e)	Receive	1.11%	6 Month EURIBOR	3,153
161,000	EUR	12/20/2045	CSS (e)	Receive	1.22%	6 Month EURIBOR	6,532
425,000	GBP	12/20/2045	CSS (e)	(Pay)	1.21%	6 Month GBP LIBOR	(22,806)
62,000	EUR	11/22/2047	CSS (e)	(Pay)	0.97%	6 Month EURIBOR	76

							$(51,458)

						Premiums to (Pay) Receive	$815

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Swap was cleared through the CME Group Inc.

(e)	Swap was cleared through the LCH.Clearnet Group Ltd.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 43.

40	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	0.0 ^

100.0%

^	Rounds to 0.0%.

41

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value† / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.0%

	U.S. Government — 100.0%
14,000,000	U.S. Treasury Bill, 0.23%, due 10/06/16 (a)	13,996,822
65,000,000	U.S. Treasury Bill, 0.22%, due 10/20/16 (a)	64,980,825
80,000,000	U.S. Treasury Bill, 0.36%, due 01/05/17 (a)	79,901,360
123,600,000	U.S. Treasury Bill, 0.37%, due 01/19/17 (a)	123,421,398
53,500,000	U.S. Treasury Bill, 0.46%, due 02/23/17 (a)	53,381,016
75,000,000	U.S. Treasury Bill, 0.47%, due 03/30/17 (a)	74,794,575
25,000,000	U.S. Treasury Bill, 0.45%, due 05/25/17 (a)	24,918,825
327,000,000	U.S. Treasury Note, 0.88%, due 09/15/16	327,075,210
165,000,000	U.S. Treasury Note, 1.00%, due 09/30/16	165,095,205
154,000,000	U.S. Treasury Note, 3.00%, due 09/30/16	154,332,640
175,000,000	U.S. Treasury Note, 1.00%, due 10/31/16	175,205,100
155,000,000	U.S. Treasury Note, 3.13%, due 10/31/16	155,717,960
45,000,000	U.S. Treasury Note, 0.63%, due 11/15/16	45,027,000
146,000,000	U.S. Treasury Note, 4.63%, due 11/15/16	147,275,748
167,000,000	U.S. Treasury Note, 0.50%, due 11/30/16	167,069,639
265,000,000	U.S. Treasury Note, 0.88%, due 11/30/16	265,354,305
220,000,000	U.S. Treasury Note, 2.75%, due 11/30/16	221,306,800
50,000,000	U.S. Treasury Note, 0.63%, due 12/15/16	50,035,050
15,000,000	U.S. Treasury Note, 0.50%, due 01/31/17	15,004,935
20,000,000	U.S. Treasury Note, 0.88%, due 01/31/17	20,037,500
60,000,000	U.S. Treasury Note, 0.88%, due 02/28/17	60,106,260
30,000,000	U.S. Treasury Note, 0.75%, due 03/15/17	30,033,210
25,000,000	U.S. Treasury Note, 1.00%, due 03/31/17	25,062,500
100,000,000	U.S. Treasury Note, 0.50%, due 04/30/17	99,944,100
60,000,000	U.S. Treasury Note, 0.88%, due 04/30/17	60,123,060
30,000,000	U.S. Treasury Note, 0.88%, due 05/15/17	30,059,760
76,000,000	U.S. Treasury Note, 0.63%, due 05/31/17	76,000,000
35,000,000	U.S. Treasury Note, 0.75%, due 06/30/17	35,030,065
30,000,000	U.S. Treasury Note, 2.50%, due 06/30/17	30,459,390
75,000,000	U.S. Treasury Note, 0.50%, due 07/31/17	74,882,850
95,000,000	U.S. Treasury Note, 0.88%, due 08/15/17	95,167,010

	Total U.S. Government	2,960,800,118

	Money Market Funds — 0.0%
1,050,182	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20% (b)	1,050,182

	TOTAL SHORT-TERM INVESTMENTS (COST $2,961,648,918)	2,961,850,300

	TOTAL INVESTMENTS — 100.0% (Cost $2,961,648,918)	2,961,850,300
	Other Assets and Liabilities (net) — (0.0%)	(759,225)

	TOTAL NET ASSETS — 100.0%	$2,961,091,075

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2016.

42	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ABS - Asset-Backed Security

AMBAC - Insured as to the payment of principal and interest by AMBAC

Assurance Corporation.

BOBL - Bundesobligationen

CDO - Collateralized Debt Obligation

CJSC - Closed Joint-Stock Company

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

TBA - To Be Announced-Delayed Delivery Security

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium

Interest Rate - Mexico

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the interest rates at August 31, 2016, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPMF - J.P. Morgan Securities LLC

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DEM - Deutsche Mark

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

PEN - Peruvian Sol

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	43

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$177,926,847	$33,938,495	$26,360,539	$57,867,964
Investments in unaffiliated issuers, at value (Note 2)(b)	1,841,027,170	44,084,388	37,048,001	1,486,193,146
Cash	—	—	—	62,778
Receivable for investments sold	—	—	—	401,606
Dividends and interest receivable	3,972,728	92,231	345,985	3,149,066
Unrealized appreciation on open forward currency contracts (Note 4)	13,600,519	240,067	538,528	168,800
Receivable for variation margin on open futures contracts (Note 4)	—	3,859	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	908,734	13,105	11,801	53,732
Due from broker (Note 2)	13,174,483	426,260	294,803	5,306,129
Receivable for open OTC swap contracts (Note 4)	15,273,266	—	—	20,719,683
Interest receivable for open OTC swap contracts	1,967,254	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	46,794	28,528	18,621	51,772

Total assets	2,067,897,795	78,826,933	64,618,278	1,573,974,676

Liabilities:
Payable for investments purchased	8,752,008	10,236,390	209,145	874,949
Payable for Fund shares repurchased	2,141,188	—	—	—
Payable for closed swap contracts	—	—	—	62,771
Payable to affiliate for (Note 5):
Management fee	461,486	15,392	14,471	355,282
Shareholder service fee	134,330	6,461	8,683	78,163
Payable for variation margin on open futures contracts (Note 4)	—	—	21,689	—
Unrealized depreciation on open forward currency contracts (Note 4)	12,579,950	193,076	60,571	11,963
Payable for open OTC swap contracts (Note 4)	5,074,938	—	—	14,664,273
Written options outstanding, at value (Note 4)(c)	—	—	—	286,024
Payable to agents unaffiliated with GMO	330	—	—	231
Payable to Trustees and related expenses	1,818	252	37	1,037
Accrued expenses	419,727	179,776	153,376	265,122

Total liabilities	29,565,775	10,631,347	467,972	16,599,815

Net assets	$2,038,332,020	$68,195,586	$64,150,306	$1,557,374,861

(a) Cost of investments – affiliated issuers:	$177,921,392	$33,423,771	$25,136,619	$57,871,961
(b) Cost of investments – unaffiliated issuers:	$1,816,161,124	$44,286,604	$36,265,242	$1,499,766,369
(c) Premiums on options:	$—	$—	$—	$688,799

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Net assets consist of:
Paid-in capital	$2,148,352,181	$209,335,641	$73,159,609	$1,688,571,790
Accumulated undistributed net investment income	—	—	546,075	25,763,094
Distributions in excess of net investment income	(35,701,059)	(1,291,910)	—	—
Accumulated net realized gain (loss)	(98,721,387)	(140,147,878)	(12,105,424)	(141,629,747)
Net unrealized appreciation (depreciation)	24,402,285	299,733	2,550,046	(15,330,276)

	$2,038,332,020	$68,195,586	$64,150,306	$1,557,374,861

Net assets attributable to:
Class III	$381,987,534	$6,701,330	$64,150,306	$—

Class IV	$—	$61,494,256	$—	$—

Class VI	$1,656,344,486	$—	$—	$1,557,374,861

Shares outstanding:
Class III	17,142,676	302,672	2,275,077	—

Class IV	—	2,771,025	—	—

Class VI	74,122,256	—	—	61,490,681

Net asset value per share:
Class III	$22.28	$22.14	$28.20	$—

Class IV	$—	$22.19	$—	$—

Class VI	$22.35	$—	$—	$25.33

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$125,701,783	$3,490,539	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	4,133,685,917	17,721,201	2,961,850,300
Receivable for Fund shares sold	10,000,000	—	—
Dividends and interest receivable	69,099,694	98,241	11,690,924
Unrealized appreciation on open forward currency contracts (Note 4)	877,729	196,518	—
Receivable for variation margin on open cleared swap contracts (Note 4)	107,728	3,093	—
Due from broker (Note 2)	7,877,195	96,772	—
Receivable for open OTC swap contracts (Note 4)	34,107,092	—	—
Interest receivable for open OTC swap contracts	415,646	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	3,953	15,959	287,662
Receivable for options (Note 4)(c)	417,636	—	—
Miscellaneous receivable	81,044	—	—

Total assets	4,382,375,417	21,622,323	2,973,828,886

Liabilities:
Payable for investments purchased	—	135,308	—
Payable for Fund shares repurchased	20,844,766	—	11,915,778
Payable to affiliate for (Note 5):
Management fee	1,340,445	5,385	235,674
Shareholder service fee	422,984	4,251	—
Payable for variation margin on open futures contracts (Note 4)	—	1,419	—
Dividend payable	—	—	224,556
Unrealized depreciation on open forward currency contracts (Note 4)	—	81,956	—
Payable for open OTC swap contracts (Note 4)	78,727,281	—	—
Payable for reverse repurchase agreements (Note 2)	20,422,108	—	—
Payable for options (Note 4)(c)	2,554,190	—	—
Payable to agents unaffiliated with GMO	627	—	563
Payable to Trustees and related expenses	1,887	—	3,421
Accrued expenses	897,556	150,978	357,819

Total liabilities	125,211,844	379,297	12,737,811

Net assets	$4,257,163,573	$21,243,026	$2,961,091,075

(a) Cost of investments – affiliated issuers:	$123,155,405	$3,068,752	$—
(b) Cost of investments – unaffiliated issuers:	$3,897,577,972	$16,565,673	$2,961,648,918
(c) Premiums on options:	$5,499,401	$—	$—

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$4,205,776,157	$35,615,811	$2,959,730,923
Accumulated undistributed net investment income	101,337,474	220,476	9
Accumulated net realized gain (loss)	(290,731,829)	(16,248,748)	1,158,761
Net unrealized appreciation	240,781,771	1,655,487	201,382

	$4,257,163,573	$21,243,026	$2,961,091,075

Net assets attributable to:
Core Class	$—	$—	$2,961,091,075

Class III	$924,099,619	$21,243,026	$—

Class IV	$3,333,063,954	$—	$—

Shares outstanding:
Core Class	—	—	118,398,065

Class III	30,692,453	778,089	—

Class IV	110,849,658	—	—

Net asset value per share:
Core Class	$—	$—	$25.01

Class III	$30.11	$27.30	$—

Class IV	$30.07	$—	$—

See accompanying notes to the financial statements.	47

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Investment Income:
Interest	$14,540,065	$306,713	$290,294	$30,447,538
Dividends from unaffiliated issuers	1,637,776	28,381	591	1,270
Dividends from affiliated issuers (Note 10)	1,075,842	223,697	107,041	148,253

Total investment income	17,253,683	558,791	397,926	30,597,061

Expenses:
Management fee (Note 5)	2,697,110	148,746	78,768	2,040,125
Shareholder service fee – Class III (Note 5)	280,014	6,722	47,261	—
Shareholder service fee – Class IV (Note 5)	—	55,017	—	—
Shareholder service fee – Class VI (Note 5)	490,692	—	—	448,828
Audit and tax fees	54,556	52,992	49,956	85,468
Custodian, fund accounting agent and transfer agent fees	178,480	68,172	40,112	131,284
Legal fees	45,632	12,788	11,592	38,640
Registration fees	2,576	2,944	2,024	460
Trustees’ fees and related expenses (Note 5)	16,468	1,104	489	12,638
Interest expense (Note 2)	58,268	2,478	1,790	—
Miscellaneous	8,648	2,856	2,580	13,832

Total expenses	3,832,444	353,819	234,572	2,771,275
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(278,576)	(129,076)	(95,680)	(256,344)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(27,120)	(9,851)	—
Shareholder service fee waived (Note 5)	—	(6,675)	(2,583)	—

Net expenses	3,553,868	190,948	126,458	2,514,931

Net investment income (loss)	13,699,815	367,843	271,468	28,082,130

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(146,458,654)	1,559,479	(806,560)	6,669,105
Investments in affiliated issuers	207,668	6,024,438	1,543,515	39,473
Realized gain distributions from affiliated issuers (Note 10)	13,727	1,558	570	1,083
Futures contracts	6,339,183	15,840	825,234	—
Options	(31,823,476)	(391,981)	(120,552)	916,594
Swap contracts	114,976,075	(3,077,123)	482,823	(9,247,226)
Foreign currency, forward contracts and foreign currency related transactions	19,176,283	(572,072)	(558,507)	(62,560)

Net realized gain (loss)	(37,569,194)	3,560,139	1,366,523	(1,683,531)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	138,412,734	(2,064,941)	2,770,644	31,872,872
Investments in affiliated issuers	68,878	(4,356,378)	(834,719)	(13,134)
Futures contracts	(12,973,233)	(27,291)	(160,164)	—
Options	39,392,236	748,804	222,199	80,943
Swap contracts	(116,197,468)	6,637,300	(643,798)	(1,624,117)
Foreign currency, forward contracts and foreign currency related transactions	(11,923,241)	(56,282)	498,634	123,959

Net change in unrealized appreciation (depreciation)	36,779,906	881,212	1,852,796	30,440,523

Net realized and unrealized gain (loss)	(789,288)	4,441,351	3,219,319	28,756,992

Net increase (decrease) in net assets resulting from operations	$12,910,527	$4,809,194	$3,490,787	$56,839,122

48	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited) — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund
Investment Income:
Interest	$163,024,406	$236,919	$7,744,877
Dividends from unaffiliated issuers	856,850	417	—
Dividends from affiliated issuers (Note 10)	285,757	50,143	—

Total investment income	164,167,013	287,479	7,744,877

Expenses:
Management fee (Note 5)	7,296,582	34,182	1,446,687
Shareholder service fee – Class III (Note 5)	667,189	26,986	—
Shareholder service fee – Class IV (Note 5)	1,639,945	—	—
Audit and tax fees	85,100	51,888	24,104
Custodian, fund accounting agent and transfer agent fees	577,944	37,536	220,156
Legal fees	98,164	11,132	72,588
Registration fees	25,668	2,208	368
Trustees’ fees and related expenses (Note 5)	31,741	267	30,213
Interest expense (Note 2)	—	1,097	—
Miscellaneous	15,916	2,579	10,304

Total expenses	10,438,249	167,875	1,804,420
Fees and expenses reimbursed and/or waived by GMO (Note 5)	—	(83,966)	(1,762,339)
Indirectly incurred fees waived or borne by GMO (Note 5)	(17,856)	(5,594)	—
Shareholder service fee waived (Note 5)	(3,928)	(1,461)	—

Net expenses	10,416,465	76,854	42,081

Net investment income (loss)	153,750,548	210,625	7,702,796

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	62,257,626	563,853	1,170,939
Investments in affiliated issuers	31,186	403,672	—
Realized gain distributions from affiliated issuers (Note 10)	2,009	128	—
Futures contracts	—	393,218	—
Options	—	(78,123)	—
Swap contracts	(20,310,748)	275,289	—
Foreign currency, forward contracts and foreign currency related transactions	(396,298)	58,287	—

Net realized gain (loss)	41,583,775	1,616,324	1,170,939

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	443,571,731	717,214	431,525
Investments in affiliated issuers	439,612	(18,629)	—
Futures contracts	—	(150,342)	—
Options	4,235,787	144,484	—
Swap contracts	22,209,542	(387,216)	—
Foreign currency, forward contracts and foreign currency related transactions	(1,156,388)	94,009	—

Net change in unrealized appreciation (depreciation)	469,300,284	399,520	431,525

Net realized and unrealized gain (loss)	510,884,059	2,015,844	1,602,464

Net increase (decrease) in net assets resulting from operations	$664,634,607	$2,226,469	$9,305,260

See accompanying notes to the financial statements.	49

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,699,815	$8,396,115	$367,843	$2,984,582
Net realized gain (loss)	(37,569,194)	(421,725,486)	3,560,139	(5,184,506)
Change in net unrealized appreciation (depreciation)	36,779,906	(58,678,738)	881,212	(7,494,375)

Net increase (decrease) in net assets from operations	12,910,527	(472,008,109)	4,809,194	(9,694,299)

Distributions to shareholders from:
Net investment income
Class III	—	(26,485,630)	(51,390)	(2,771,556)
Class IV	—	—	(1,949,546)	(9,179,274)
Class VI	—	(286,205,734)	—	—

Total distributions from net investment income	—	(312,691,364)	(2,000,936)	(11,950,830)

Net share transactions (Note 9):
Class III	27,117,344	(1,399,770)	(45,756,758)	5,926,234
Class IV	—	—	(156,103,756)	40,867,382
Class VI	(243,029,581)	(2,046,673,477)	—	—

Increase (decrease) in net assets resulting from net share transactions	(215,912,237)	(2,048,073,247)	(201,860,514)	46,793,616

Total increase (decrease) in net assets	(203,001,710)	(2,832,772,720)	(199,052,256)	25,148,487

Net assets:
Beginning of period	2,241,333,730	5,074,106,450	267,247,842	242,099,355

End of period	$2,038,332,020	$2,241,333,730	$68,195,586	$267,247,842

Accumulated undistributed net investment income	$—	$—	$—	$341,183

Distributions in excess of net investment income	$(35,701,059)	$(49,400,874)	$(1,291,910)	$—

50	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Currency Hedged International Bond Fund		Debt Opportunities Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$271,468	$683,786	$28,082,130	$36,619,443
Net realized gain (loss)	1,366,523	368,668	(1,683,531)	(23,713,454)
Change in net unrealized appreciation (depreciation)	1,852,796	(2,133,644)	30,440,523	(1,468,755)

Net increase (decrease) in net assets from operations	3,490,787	(1,081,190)	56,839,122	11,437,234

Distributions to shareholders from:
Net investment income
Class III	—	(6,260,770)	—	—
Class VI	—	—	(8,546,271)	(28,535,302)

Total distributions from net investment income	—	(6,260,770)	(8,546,271)	(28,535,302)

Net share transactions (Note 9):
Class III	(859,230)	(3,029,814)	—	—
Class VI	—	—	(139,861,473)	(128,174,824)

Increase (decrease) in net assets resulting from net share transactions	(859,230)	(3,029,814)	(139,861,473)	(128,174,824)

Purchase premiums and redemption fees (Notes 2 and 9):
Class VI	—	—	924,276	2,486,765

Increase in net assets resulting from purchase premiums and redemption fees	—	—	924,276	2,486,765

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(859,230)	(3,029,814)	(138,937,197)	(125,688,059)

Total increase (decrease) in net assets	2,631,557	(10,371,774)	(90,644,346)	(142,786,127)

Net assets:
Beginning of period	61,518,749	71,890,523	1,648,019,207	1,790,805,334

End of period	$64,150,306	$61,518,749	$1,557,374,861	$1,648,019,207

Accumulated undistributed net investment income	$546,075	$274,607	$25,763,094	$6,227,235

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		Global Bond Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$153,750,548	$222,709,081	$210,625	$482,386
Net realized gain (loss)	41,583,775	(15,576,974)	1,616,324	(587,911)
Change in net unrealized appreciation (depreciation)	469,300,284	(288,895,476)	399,520	(526,840)

Net increase (decrease) in net assets from operations	664,634,607	(81,763,369)	2,226,469	(632,365)

Distributions to shareholders from:
Net investment income
Class III	(14,189,680)	(60,444,445)	—	—
Class IV	(53,246,650)	(216,009,314)	—	—

Total distributions from net investment income	(67,436,330)	(276,453,759)	—	—

Net share transactions (Note 9):
Class III	(31,119,806)	158,036,105	(18,224,403)	(8,846,811)
Class IV	(240,005,321)	113,254,771	—	—

Increase (decrease) in net assets resulting from net share transactions	(271,125,127)	271,290,876	(18,224,403)	(8,846,811)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	770,224	1,308,961	—	—
Class IV	2,843,910	4,807,531	—	—

Increase in net assets resulting from purchase premiums and redemption fees	3,614,134	6,116,492	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(267,510,993)	277,407,368	(18,224,403)	(8,846,811)

Total increase (decrease) in net assets	329,687,284	(80,809,760)	(15,997,934)	(9,479,176)

Net assets:
Beginning of period	3,927,476,289	4,008,286,049	37,240,960	46,720,136

End of period	$4,257,163,573	$3,927,476,289	$21,243,026	$37,240,960

Accumulated undistributed net investment income	$101,337,474	$—	$220,476	$9,851

Distributions in excess of net investment income	$—	$(11,084,718)	$—	$—

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Treasury Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,702,796	$5,710,896
Net realized gain (loss)	1,170,939	1,739,205
Change in net unrealized appreciation (depreciation)	431,525	(316,810)

Net increase (decrease) in net assets from operations	9,305,260	7,133,291

Distributions to shareholders from:
Net investment income
Core Class	(7,702,787)	(5,710,896)

Total distributions from net investment income	(7,702,787)	(5,710,896)

Net realized gains
Core Class	(103,972)	(1,739,695)

Total distributions from net realized gains	(103,972)	(1,739,695)

Net share transactions (Note 9):
Core Class	(1,073,911,401)	1,789,890,628

Increase (decrease) in net assets resulting from net share transactions	(1,073,911,401)	1,789,890,628

Total increase (decrease) in net assets	(1,072,412,900)	1,789,573,328

Net assets:
Beginning of period	4,033,503,975	2,243,930,647

End of period	$2,961,091,075	$4,033,503,975

Accumulated undistributed net investment income	$9	$—

See accompanying notes to the financial statements.	53

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

ASSET ALLOCATION BOND FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013	2012				2016		2015	2014		2013	2012
Net asset value, beginning of period	$22.16		$26.36		$24.57	$24.43		$24.60	$25.01		$22.21		$26.40		$24.60	$24.46		$24.61	$25.01

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.13		0.01		0.38	0.00	(b)	(0.02)	0.32		0.14		0.06		0.22	0.03		0.01	0.56
Net realized and unrealized gain (loss)	(0.01)		(2.58)		2.48	0.17		0.12	0.78		—		(2.61)		2.68	0.16		0.11	0.57

Total from investment operations	0.12		(2.57)		2.86	0.17		0.10	1.10		0.14		(2.55)		2.90	0.19		0.12	1.13

Less distributions to shareholders:
From net investment income	—		(1.63)		(0.67)	(0.03)		(0.01)	(0.51)		—		(1.64)		(0.70)	(0.05)		(0.01)	(0.53)
From net realized gains	—		—		(0.40)	—		(0.26)	(1.00)		—		—		(0.40)	—		(0.26)	(1.00)

Total distributions	—		(1.63)		(1.07)	(0.03)		(0.27)	(1.51)		—		(1.64)		(1.10)	(0.05)		(0.27)	(1.53)

Net asset value, end of period	$22.28		$22.16		$26.36	$24.57		$24.43	$24.60		$22.35		$22.21		$26.40	$24.60		$24.46	$24.61

Total Return(c)	0.54	%**	(9.88)%		11.92%	0.72%		0.42%	4.49%		0.63	%**	(9.79)%		12.05%	0.79%		0.52%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$381,988		$352,828		$421,910	$260,775		$91,186	$56,692		$1,656,344	**	$1,888,505		$4,652,197	$2,849,433		$88,029	$116,591
Net operating expenses to average daily net assets(e)	0.40	%*	0.40%		0.40%	0.40	%(d)	0.40%	0.40	%(d)	0.30	%*	0.31%		0.31%	0.31	%(d)	0.31%	0.31	%(d)
Interest and/or dividend expenses to average daily net assets(f)	0.01	%*	0.02%		0.01%	0.00	%(g)	—	0.01%		0.01	%*	0.02%		0.01%	0.00	%(g)	—	0.01%
Total net expenses to average daily net assets(e)	0.41	%*	0.42%		0.41%	0.40%		0.40%	0.41%		0.31	%*	0.33%		0.32%	0.31%		0.31%	0.32%
Net investment income (loss) to average daily net assets(a)	1.20	%*	0.03%		1.49%	0.01%		(0.08)%	1.31%		1.28	%*	0.27%		0.84%	0.13%		0.02%	2.25%
Portfolio turnover rate	72	%(h)**	177	%(i)	177%	32%		233%	319%		72	%(h)**	177	%(i)	177%	32%		233%	319%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.02%	0.02%		0.08%	0.06%		0.03	%*	0.03%		0.02%	0.02%		0.07%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Ratio is less than 0.01%.
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 72% of the average value of its portfolio.
(i)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 123% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

54	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)	2014(a)		2013(a)		2012(a)				2016(a)		2015(a)		2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$21.39		$23.43		$22.35	$22.23		$21.39		$21.78		$21.45		$23.49		$22.41		$22.29		$21.42		$21.81

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.06		0.24		0.21	0.21		0.21		0.39		0.07		0.27		0.21		0.21		0.24		0.39
Net realized and unrealized gain (loss)	0.86		(1.14)		1.83	0.24		1.62		1.68		0.86		(1.17)		1.83		0.27		1.62		1.68

Total from investment operations	0.92		(0.90)		2.04	0.45		1.83		2.07		0.93		(0.90)		2.04		0.48		1.86		2.07

Less distributions to shareholders:
From net investment income	(0.17)		(1.14)		(0.96)	(0.33)		(0.99)		(2.46)		(0.19)		(1.14)		(0.96)		(0.36)		(0.99)		(2.46)

Total distributions	(0.17)		(1.14)		(0.96)	(0.33)		(0.99)		(2.46)		(0.19)		(1.14)		(0.96)		(0.36)		(0.99)		(2.46)

Net asset value, end of period	$22.14		$21.39		$23.43	$22.35		$22.23		$21.39		$22.19		$21.45		$23.49		$22.41		$22.29		$21.42

Total Return(c)	4.31	%**	(3.93)%		9.25%	2.15%		8.67%		9.88%		4.38	%**	(3.91)%		9.32%		2.15%		8.85%		9.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,701		$52,187		$51,045	$48,632		$48,831		$46,924		$61,494		$215,060		$191,054		$191,571		$190,527		$188,675
Net operating expenses to average daily net assets(d)	0.37	%*	0.35%		0.37%	0.38%		0.38	%(e)	0.39	%(e)	0.31	%*	0.30%		0.32%		0.33%		0.33	%(e)	0.34	%(e)
Interest and/or dividend expenses to average daily net assets(g)	0.00	(f)*	0.01%		0.00 (f)	0.00	%(f)	—		—		0.00	%(f)*	0.01%		0.00	%(f)	0.00	%(f)	—		—
Total net expenses to average daily net assets(d)	0.37	%*	0.36%		0.37%	0.38%		0.38	%(e)	0.39	%(e)	0.32	%*	0.31%		0.32%		0.33%		0.33	%(e)	0.34	%(e)
Net investment income (loss) to average daily net assets(b)	0.60	%*	1.14%		0.89%	0.95%		1.02%		1.74%		0.62	%*	1.17%		0.94%		0.99%		1.07%		1.75%
Portfolio turnover rate	85	%**(h)	21	%(i)	128%	87%		135%		72%		85	%**(h)	21	%(i)	128%		87%		135%		72%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.30	%*	0.21%		0.15%	0.12%		0.13%		0.12%		0.27	%*	0.21%		0.15%		0.12%		0.13%		0.12%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratio is less than 0.01%.
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 102% of the average value of its portfolio.
(i)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 15% of the average value of its portfolio.
(j)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	55

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)		2014(a)		2013(a)	2012(a)
Net asset value, beginning of period	$26.67		$29.70		$26.70		$26.28		$25.05	$24.54

Income (loss) from investment operations:
Net investment income (loss)†(b)	0.12		0.27		0.33		0.36		0.42	0.39
Net realized and unrealized gain (loss)	1.41		(0.72)		4.14		0.42		1.92	2.13

Total from investment operations	1.53		(0.45)		4.47		0.78		2.34	2.52

Less distributions to shareholders:
From net investment income	—		(2.58)		(1.47)		(0.33)		(1.11)	(1.23)
Return of capital	—		—		—		(0.03)		—	(0.78)

Total distributions	—		(2.58)		(1.47)		(0.36)		(1.11)	(2.01)

Net asset value, end of period	$28.20		$26.67		$29.70		$26.70		$26.28	$25.05

Total Return(c)	5.74	%**	(1.17)%		17.02%		3.04%		9.43%	10.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,150		$61,519		$71,891		$71,837		$69,527	$72,021
Net operating expenses to average daily net assets(d)	0.39	%*	0.38%		0.36%		0.39%		0.40%	0.39	%(e)
Interest and/or dividend expenses to average daily net assets(f)	0.01	%*	0.01%		0.00	%(g)	0.00	%(g)	—	—
Total net expenses to average daily net assets(d)	0.40	%*	0.39%		0.36%		0.39%		0.40%	0.39	%(e)
Net investment income (loss) to average daily net assets(b)	0.86	%*	1.03%		1.19%		1.41%		1.61%	1.58%
Portfolio turnover rate	0	%(h)**	69	%(i)	117%		13%		34%	52%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.34	%*	0.58%		0.27%		0.24%		0.27%	0.25%
(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Ratio is less than 0.01%.
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 17% of the average value of its portfolio.
(i)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 24% of the average value of its portfolio.
(j)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

56	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEBT OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,								Period from October 3, 2011 (commencement of operations) through February 29, 2012(a)
			2016		2015(a)		2014(a)(b)		2013(a)
Net asset value, beginning of period	$24.57		$24.80		$24.22		$24.22		$22.54		$22.33

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.43		0.53		0.54		0.84		1.05		0.42
Net realized and unrealized gain (loss)	0.47		(0.34)		0.42		0.14		1.54		0.14

Total from investment operations	0.90		0.19		0.96		0.98		2.59		0.56

Less distributions to shareholders:
From net investment income	(0.14)		(0.42)		(0.38)		(0.56)		(0.35)		(0.21)
From net realized gains	—		—		—		(0.42)		(0.56)		(0.14)

Total distributions	(0.14)		(0.42)		(0.38)		(0.98)		(0.91)		(0.35)

Net asset value, end of period	$25.33		$24.57	(d)	$24.80		$24.22		$24.22		$22.54

Total Return(e)	3.66	%**	0.77%		3.98%		4.27%		11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,557,375		$1,648,019		$1,790,805		$2,111,080		$812,020		$204,043
Net expenses to average daily net assets(f)	0.31	%*	0.31%		0.31%		0.31	%(g)	0.31	%(g)	0.31	%*
Interest and/or dividend expenses to average daily net assets(i)	—		0.00	%(h)	0.00	%(h)	—		—		—
Total net expenses to average daily net assets(f)	0.31	%*	0.31%		0.31%		0.31	%(g)	0.31	%(g)	0.31	%*
Net investment income (loss) to average daily net assets(c)	3.44	%*	2.13%		2.18%		3.51%		4.36%		4.59	%*
Portfolio turnover rate	31	%**(k)	66	%(l)	37%		30%		39%		23	%(j)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.03%		0.02%		0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.04		$0.03	(a)	$0.05	(a)	$0.11	(a)	$0.03	(a)
(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund isthe surviving entity, meaning the combined entity adopted the historicalfinancial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Ratio is less than 0.01%.
(i)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(j)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
(k)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 38% of the average value of its portfolio.
(l)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 51% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	57

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,										Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)		2014(a)		2013(a)		2012(a)				2016(a)		2015(a)		2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$26.01		$28.47		$29.31		$31.02		$28.77		$27.30		$25.98		$28.44		$29.28		$30.99		$28.74		$27.27

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.05		1.53		1.77	(c)	1.80		2.31		2.52		1.05		1.53		1.80	(c)	1.80		2.37		2.52
Net realized and unrealized gain (loss)	3.52	(d)	(2.04)		(0.03)		(1.77)		2.46		1.74		3.52	(d)	(2.01)		(0.06)		(1.74)		2.43		1.77

Total from investment operations	4.57		(0.51)		1.74		0.03		4.77		4.26		4.57		(0.48)		1.74		0.06		4.80		4.29

Less distributions to shareholders:
From net investment income	(0.47)		(1.95)		(2.58)		(1.74)		(2.52)		(2.79)		(0.48)		(1.98)		(2.58)		(1.77)		(2.55)		(2.82)

Total distributions	(0.47)		(1.95)		(2.58)		(1.74)		(2.52)		(2.79)		(0.48)		(1.98)		(2.58)		(1.77)		(2.55)		(2.82)

Net asset value, end of period	$30.11		$26.01		$28.47		$29.31		$31.02		$28.77		$30.07		$25.98		$28.44		$29.28		$30.99		$28.74

Total Return(e)	17.64	%**	(1.77)%		6.03%		0.27%		17.04%		16.62%		17.65	%**	(1.73)%		6.07%		0.33%		17.14%		16.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$924,100		$827,667		$746,182		$582,639		$427,339		$679,533		$3,333,064		$3,099,809		$3,262,104		$2,465,331		$1,908,041		$1,117,850
Net operating expenses to average daily net assets(f)	0.54	%*	0.54%		0.56%		0.56	%(g)	0.60	%(g)	0.64	%(g)	0.49	%*	0.49%		0.51%		0.51	%(g)	0.55	%(g)	0.59	%(g)
Interest and/or dividend expenses to average daily net assets(h)	—		0.00	%(i)	—		—		0.02%		0.08%		—		0.00	%(i)	—		—		0.02%		0.08%
Total net expenses to average daily net assets(f)	0.54	%*	0.54%		0.56%		0.56	%(g)	0.62	%(g)	0.72	%(g)	0.49	%*	0.49%		0.51%		0.51	%(g)	0.57	%(g)	0.67	%(g)
Net investment income (loss) to average daily net assets(b)	7.34	%*	5.58%		5.86	%(j)	5.99%		7.75%		8.90%		7.39	%*	5.60%		5.93	%(j)	6.02%		7.84%		8.95%
Portfolio turnover rate	12	%(k)**	20	%(l)	18%		27%		36%		29%		12	%(k)**	20	%(l)	18%		27%		36%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(m)	0.00	%(i)*	0.00	%(i)	0.00	%(i)	—		0.00	%(i)	—		0.00	%(i)*	0.00	%(i)	0.00	%(i)	—		0.00	%(i)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03	(a)	$0.04	(a)	$0.06	(a)	$0.05	(a)	$0.08	(a)	$0.02	(a)	$0.03	(a)	$0.04	(a)	$0.06	(a)	$0.05	(a)	$0.08	(a)	$0.02	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Includes income per share of $0.06 and $0.09, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $1.71 and $1.71, respectively. These per share amounts have been adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(d)	Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $3.29 and $3.29, respectively.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(i)	Ratio is less than 0.01%.
(j)	Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been 5.62% and 5.69%, respectively.
(k)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 14% of the average value of its portfolio.
(l)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 17% of the average value of its portfolio.
(m)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)		2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$25.80		$26.01		$25.83		$25.11		$24.33		$23.73

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.16		0.33		0.24		0.24		0.33		0.33
Net realized and unrealized gain (loss)	1.34		(0.54)		(0.03	)(c)	0.54		0.81		1.65

Total from investment operations	1.50		(0.21)		0.21		0.78		1.14		1.98

Less distributions to shareholders:
From net investment income	—		—		(0.03)		(0.06)		(0.36)		(1.38)

Total distributions	—		—		(0.03)		(0.06)		(0.36)		(1.38)

Net asset value, end of period	$27.30		$25.80		$26.01		$25.83		$25.11		$24.33

Total Return(d)	5.81	%**	(0.81)%		0.81%		3.13%		4.72%		8.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,243		$37,241		$46,720		$141,269		$165,337		$163,213
Net operating expenses to average daily net assets(e)	0.42	%*	0.39%		0.34%		0.38	%(f)	0.39	%(f)	0.39	%(f)
Interest and/or dividend expenses to average daily net assets(g)	0.01	%*	0.01%		0.00	%(h)	0.00	%(h)	—		—
Total net expenses to average daily net assets(e)	0.43	%*	0.40%		0.34%		0.38%		0.39%		0.39%
Net investment income (loss) to average daily net assets(b)	1.17	%*	1.26%		0.94%		0.99%		1.29%		1.39%
Portfolio turnover rate	0	%**(i)	65	%(j)	84%		24%		42%		38%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.51	%*	0.93%		0.22%		0.09%		0.10%		0.09%
(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	Interest expense was less than 0.01% to average daily net assets.
(i)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 11% of the average value of its portfolio.
(j)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 21% of the average value of its portfolio.
(k)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016	2015		2014		2013		2012
Net asset value, beginning of period	$25.00		$25.00	$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.05		0.04	0.01		0.02		0.03		0.01
Net realized and unrealized gain (loss)	0.01		—	0.00	(a)	0.01		(0.00	)(a)	0.01

Total from investment operations	0.06		0.04	0.01		0.03		0.03		0.02

Less distributions to shareholders:
From net investment income	(0.05)		(0.03)	(0.01)		(0.02)		(0.03)		(0.01)
From net realized gains	(0.00	)(b)	(0.01)	(0.00	)(b)	(0.01)		—		(0.01)

Total distributions	(0.05)		(0.04)	(0.01)		(0.03)		(0.03)		(0.02)

Net asset value, end of period	$25.01		$25.00	$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.26	%**	0.19%	0.06%		0.11%		0.11%		0.07%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,961,091		$4,033,504	$2,243,931		$1,909,864		$2,912,203		$2,056,342
Net expenses to average daily net assets(d)	0.00	%*	0.00%	0.00%		0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets	0.43	%*	0.16%	0.05%		0.08%		0.10%		0.04%
Portfolio turnover rate(f)	0	%**	0%	0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%*	0.10%	0.10%		0.10%		0.10%		0.10%
(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Ratio is less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2016 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, Global Bond Fund, and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Debt Opportunities Fund, Emerging Country Debt Fund, and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	Total return in excess of benchmark
Debt Opportunities Fund	Not Applicable	Positive total return
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Global Bond Fund	J.P. Morgan GBI Global	Total return in excess of benchmark
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund, Currency Hedge International Bond Fund, and U.S. Treasury Fund currently limit subscriptions.

Asset Allocation Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, and U.S. Treasury Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a specific relevant pricing source determined by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the

61

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Single source; No alternative pricing source was available
Asset Allocation Bond Fund	< 1%	—
Core Plus Bond Fund	< 1%	1%
Currency Hedged International Bond Fund	< 1%	< 1%
Debt Opportunities Fund	1%†	6%
Emerging Country Debt Fund	2%‡	3%
Global Bond Fund	< 1%	< 1%
U.S. Treasury Fund	—	—

62

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

†	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.
‡	Includes the Republic of Albania Par Bond, due 08/31/25 which represents 0.9% of the Fund’s total net assets and is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 08/15/25.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as described in the footnotes to the Securities and Derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2016.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain derivatives for which GMO acts as intermediary between the third party pricing vendor and the pricing agent.

63

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$823,614,060	$782,210,229	$—	$1,605,824,289

TOTAL DEBT OBLIGATIONS	823,614,060	782,210,229	—	1,605,824,289

Mutual Funds	177,926,847	—	—	177,926,847
Options Purchased	—	1,230,876	—	1,230,876
Short-Term Investments	22,471,594	211,500,411	—	233,972,005

Total Investments	1,024,012,501	994,941,516	—	2,018,954,017

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	13,600,519	—	13,600,519
Swap Contracts
Interest Rate Risk	—	119,438,068	—	119,438,068

Total	$1,024,012,501	$1,127,980,103	$—	$2,151,992,604

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(12,579,950)	$—	$(12,579,950)
Swap Contracts
Interest Rate Risk	—	(96,232,507)	(3,427,152)	(99,659,659)

Total	$—	$(108,812,457)	$(3,427,152)	$(112,239,609)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$23,196,955	$—	$—	$23,196,955
U.S. Government Agency	10,225,765	—	—	10,225,765

TOTAL DEBT OBLIGATIONS	33,422,720	—	—	33,422,720

Mutual Funds	44,190,392	—	—	44,190,392
Short-Term Investments	409,771	—	—	409,771

Total Investments	78,022,883	—	—	78,022,883

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	240,067	—	240,067
Futures Contracts
Interest Rate Risk	809	—	—	809
Swap Contracts
Interest Rate Risk	—	73,245	—	73,245

Total	$78,023,692	$313,312	$—	$78,337,004

64

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(193,076)	$—	$(193,076)
Futures Contracts
Interest Rate Risk	(22,570)	—	—	(22,570)
Swap Contracts
Interest Rate Risk	—	(89,709)	—	(89,709)

Total	$(22,570)	$(282,785)	$—	$(305,355)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$35,680,567	$—	$35,680,567

TOTAL DEBT OBLIGATIONS	—	35,680,567	—	35,680,567

Mutual Funds	26,360,539	—	—	26,360,539
Options Purchased	—	10,892	—	10,892
Short-Term Investments	1,356,542	—	—	1,356,542

Total Investments	27,717,081	35,691,459	—	63,408,540

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	538,528	—	538,528
Futures Contracts
Interest Rate Risk	254,944	—	—	254,944
Swap Contracts
Interest Rate Risk	—	127,448	—	127,448

Total	$27,972,025	$36,357,435	$—	$64,329,460

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(60,571)	$—	$(60,571)
Swap Contracts
Interest Rate Risk	—	(307,730)	—	(307,730)

Total	$—	$(368,301)	$—	$(368,301)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,415,392,370	$25,064,113	$1,440,456,483
U.S. Government Agency	—	—	20,968,741	20,968,741

TOTAL DEBT OBLIGATIONS	—	1,415,392,370	46,032,854	1,461,425,224

Mutual Funds	57,867,964	—	—	57,867,964
Options Purchased	—	1,572,423	—	1,572,423
Short-Term Investments	23,195,499	—	—	23,195,499

Total Investments	81,063,463	1,416,964,793	46,032,854	1,544,061,110

65

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Debt Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$168,800	$—	$168,800
Swap Contracts
Credit Risk	—	21,550,271	—	21,550,271
Interest Rate Risk	—	72,489	—	72,489

Total	$81,063,463	$1,438,756,353	$46,032,854	$1,565,852,670

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(11,963)	$—	$(11,963)
Written Options
Credit Risk	—	(286,024)	—	(286,024)
Swap Contracts
Credit Risk	—	(17,644,862)	—	(17,644,862)
Interest Rate Risk	—	(3,587,458)	—	(3,587,458)

Total	$—	$(21,530,307)	$—	$(21,530,307)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$27,946,079	$22,869,582	$50,815,661
Corporate Debt	—	—	22,100,000	22,100,000
Foreign Government Agency	—	913,529,993	108,266,551	1,021,796,544
Foreign Government Obligations	—	2,362,578,617	53,754,602	2,416,333,219
U.S. Government	255,861,450	75,154,749	—	331,016,199

TOTAL DEBT OBLIGATIONS	255,861,450	3,379,209,438	206,990,735	3,842,061,623

Loan Assignments	—	—	5,712,037	5,712,037
Loan Participations	—	—	71,240,246	71,240,246
Mutual Funds	125,701,783	—	—	125,701,783
Rights/Warrants	—	38,112,318	3,347,150	41,459,468
Short-Term Investments	173,212,543	—	—	173,212,543

Total Investments	554,775,776	3,417,321,756	287,290,168	4,259,387,700

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	877,729	—	877,729
Options
Credit Risk	—	—	417,636	417,636
Swap Contracts
Credit Risk	—	29,923,316	—	29,923,316
Interest Rate Risk	—	4,183,776	—	4,183,776

Total	$554,775,776	$3,452,306,577	$287,707,804	$4,294,790,157

66

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Derivatives^
Options
Credit Risk	$—	$—	$(2,554,190)	$(2,554,190)
Swap Contracts
Credit Risk	—	(70,770,256)	—	(70,770,256)
Interest Rate Risk	—	(24,364,642)	—	(24,364,642)

Total	$—	$(95,134,898)	$(2,554,190)	$(97,689,088)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$10,898,215	$—	$10,898,215
U.S. Government	—	5,712,411	—	5,712,411

TOTAL DEBT OBLIGATIONS	—	16,610,626	—	16,610,626

Mutual Funds	3,490,539	—	—	3,490,539
Options Purchased	—	7,043	—	7,043
Short-Term Investments	1,103,532	—	—	1,103,532

Total Investments	4,594,071	16,617,669	—	21,211,740

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	196,518	—	196,518
Futures Contracts
Interest Rate Risk	39,768	—	—	39,768
Swap Contracts
Interest Rate Risk	—	55,250	—	55,250

Total	$4,633,839	$16,869,437	$—	$21,503,276

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(81,956)	$—	$(81,956)
Futures Contracts
Interest Rate Risk	(18,463)	—	—	(18,463)
Swap Contracts
Interest Rate Risk	—	(106,708)	—	(106,708)

Total	$(18,463)	$(188,664)	$—	$(207,127)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$2,961,850,300	$—	$—	$2,961,850,300

Total Investments	2,961,850,300	—	—	2,961,850,300

Total	$2,961,850,300	$—	$—	$2,961,850,300

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

67

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended August 31, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2016	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 †		Transfer out of Level 3 †		Balances as of August 31, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2016
Asset Allocation Bond Fund
Options purchased
Quanto options	$45,987,627	$—	$(40,853,375)	$—	$(20,349,237)	$15,214,985	$—		$—		$—	$—
Derivatives
Swap Contracts	(11,702,625)	—	17,662,743	—	(17,662,743)	20,694,506	(12,419,033	)‡	—		(3,427,152)	—

Total	$34,285,002	$—	$(23,190,632)	$—	$(38,011,980)	$35,909,491	$(12,419,033)		$—		$(3,427,152)	$—

Core Plus Bond Fund
Derivatives
Swap Contracts	$(45,734)	$—	$53,455	$—	$(53,455)	$45,734	$—		$—		$—	$—

Total	$(45,734)	$—	$53,455	$—	$(53,455)	$45,734	$—		$—		$—	$—

Currency Hedged International Bond Fund
Derivatives
Swap Contracts	$(13,707)	$—	$15,124	$—	$(15,124)	$13,707	$—		$—		$—	$—

Total	$(13,707)	$—	$15,124	$—	$(15,124)	$13,707	$—		$—		$—	$—

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$26,579,832	$152	$(8,008,060)	$225,337	$(3,938,023)	$5,148,740	$15,702,029	‡	$(10,645,894	)‡	$25,064,113	$(127,165)
U.S. Government Agency	22,266,906	—	(1,539,663)	(2,195)	26,110	217,583	—		—		20,968,741	240,111

Total	$48,846,738	$152	$(9,547,723)#	$223,142	$(3,911,913)	$5,366,323	$15,702,029		$(10,645,894)		$46,032,854	$112,946

68

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Balances as of February 29, 2016	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 †		Transfer out of Level 3 †	Balances as of August 31, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2016
Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$22,096,944	$—	$(707,788)	$46,867	$—	$1,433,559	$—		$—	$22,869,582	$1,433,559
Corporate Debt	21,661,400	—	—	(332)	—	438,932	—		—	22,100,000	438,932
Foreign Government Agency	71,588,911	—	—	344,454	—	8,243,960	28,089,226	‡	—	108,266,551	8,243,960
Foreign Government Obligations	14,341,239	—	—	84,332	—	1,057,012	38,272,019	‡	—	53,754,602	1,057,012
Judgments	45,684,000	—	(70,500,000)	163,871	33,658,452	(9,006,323)	—		—	—	—

Total Debt Obligations	175,372,494	—	(71,207,788)	639,192	33,658,452	2,167,140	66,361,245		—	206,990,735	11,173,463

Loan Assignments	6,481,913	—	(900,248)	212,591	—	(82,219)	—		—	5,712,037	(82,219)
Loan Participations	69,224,829	—	(6,803,854)	1,012,183	—	7,807,088	—		—	71,240,246	7,807,088
Rights/Warrants	4,766,873	—	—	—	—	(1,419,723)	—		—	3,347,150	(1,419,723)

Total Investments	255,846,109	—	(78,911,890)	1,863,966	33,658,452	8,472,286	66,361,245		—	287,290,168	17,478,609

Derivatives
Options	(5,519,531)	—	—	—	—	3,382,977				(2,136,554)	3,382,977

Total	$250,326,578	$—	$(78,911,890)##	$1,863,966	$33,658,452	$11,855,263	$66,361,245		$—	$285,153,614	$20,861,586

Global Bond Fund
Derivatives
Swap Contracts	$(8,887)	$—	$9,910	$—	$(9,910)	$8,887	$—		$—	$—	$—

Total	$(8,887)	$—	$9,910	$—	$(9,910)	$8,887	$—		$—	$—	$—

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $3,706,274 of proceeds received from principal payups and paydowns.
##	Includes $8,411,891 of received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	(1)%
Core Plus Bond Fund	< 1%
Currency Hedged International Bond Fund	< 1%
Debt Opportunities Fund	3%
Emerging Country Debt Fund	7%
Global Bond Fund	< 1%
U.S. Treasury Fund	—

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Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed Investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2016, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end.

Fund Name	Counterparty	Gross Value	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Mizuho Securities USA Inc.	$52,354,935	1.7
	Nomura Securities International Inc.	$159,145,476	5.3

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the

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proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2016, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	20,422,108	21,113,451

As of August 31, 2016, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities, Inc. with a gross value of $20,422,108. The value of related collateral exceeded the value of the reverse repurchase agreement at period end. As of August 31, 2016, the reverse repurchase agreement held by Emerging Country Debt Fund had open maturity dates. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2016

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	Demand	Total
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$20,422,108	$20,422,108

Total borrowings	$—	$—	$—	$—	$20,422,108	$20,422,108

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available, and pay dividends on the first business day following the end of each month in which dividends were declared. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, certain Funds elected to defer to March 1, 2016 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Asset Allocation Bond Fund	(42,406,225)	—
Core Plus Bond Fund	—	—
Currency Hedged International Bond Fund	—	—
Debt Opportunities Fund	—	(3,157,233)
Emerging Country Debt Fund	—	(12,051,698)
Global Bond Fund	(13,310)	—
U.S. Treasury Fund	—	—

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital

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loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)					Long- Term ($)

Fund Name	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Asset Allocation Bond Fund	—	—	—	(36,014,371)	(36,014,371)	(12,100,564)
Core Plus Bond Fund	(74,050,257)	(17,147,333)	(138,723)	(291,118)	(91,627,431)	(5,328,790)
Currency Hedged International Bond Fund	—	(2,196,538)	—	—	(2,196,538)	(109,023)
Debt Opportunities Fund	—	—	—	—	—	(136,777,246)
Emerging Country Debt Fund	(14,758,581)	—	(66,474,254)	(64,363,605)	(145,596,440)	(141,946,556)
Global Bond Fund	(4,412,277)	(2,543,074)	(1,398,524)	—	(8,353,875)	(2,610,329)
U.S. Treasury Fund	—	—	—	—	—	—

As of August 31, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	1,994,000,115	33,571,787	(8,617,885)	24,953,902
Core Plus Bond Fund	77,558,418	666,680	(202,215)	464,465
Currency Hedged International Bond Fund	63,134,917	1,445,530	(1,171,907)	273,623
Debt Opportunities Fund	1,558,529,083	29,695,396	(44,163,369)	(14,467,973)
Emerging Country Debt Fund	4,043,630,595	371,229,430	(155,472,325)	215,757,105
Global Bond Fund	20,347,738	1,311,487	(447,485)	864,002
U.S. Treasury Fund	2,961,648,918	504,397	(303,015)	201,382

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase

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premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund(1)	Global Bond Fund	U.S. Treasury Fund
Purchase Premium	—	—	—	0.40%	0.75%	—	—
Redemption Fee	—	—	—	0.40%	0.75%	—	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X		X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X
Small Company Risk	X	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or the downgrade of the credit rating of the investment. This risk is particularly acute in

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environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the currency in which the Fund is denominated. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

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Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component

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(i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment. In addition, the Securities and Exchange Commission recently proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

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The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. GMO expects that the Funds’ transactions will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, which will take effect when rules imposing mandatory minimum margin requirements on bilateral swaps, as described above, become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.
Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

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A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because a Fund bears the fees and expenses of an Underlying Fund in which it invests, absent reimbursement, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when a Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In

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addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g. inaccuracies, staleness) that could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors,

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companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets or reduce the value of investments traded in them, including investments of the Funds. Instances of fraud and other deceptive practices committed by senior management of certain companies in which a Fund invests may undermine GMO’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact a Fund’s investment program. Financial fraud also may impact the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk – Fixed Income Investments,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate, sovereign or quasi-sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments,” the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

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With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which has invested a substantial portion of its assets in asset-backed securities, and for each Fund that has invested a substantial portion of its assets in Debt Opportunities Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

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The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk”.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies within the meaning of the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund may be unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Fund determines there is a high likelihood the refund will be received.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow

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agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a smaller group of key employees as compared to larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions.

The Funds (other than U.S. Treasury Fund and Emerging Country Debt Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing

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investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X		X	X
Futures contracts
Adjust exposure to certain markets	X
Adjust interest rate exposure		X	X			X
Maintain the diversity and liquidity of the portfolio		X	X			X
Options (Purchased)
Adjust currency exchange rate risk	X	X	X			X
Adjust exposure to foreign currencies	X	X	X			X
Adjust interest rate exposure	X	X	X			X
Adjust exposure to equity markets	X			X
Provide a measure of protection against default loss				X

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Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund
Options (Written)
Achieve exposure to a reference entity’s credit				X
Adjust currency exchange rate risk	X	X	X			X
Adjust exposure to foreign currencies	X	X	X			X
Adjust interest rate exposure	X	X	X			X
Provide a measure or protection against default loss				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit					X
Swap contracts
Achieve exposure to a reference entity’s credit				X	X
Adjust exposure to certain markets	X
Adjust interest rate exposure	X	X	X	X	X	X
Provide a measure of protection against default loss				X	X
Provide exposure to the Fund’s benchmark		X	X
Adjust exposure to foreign currencies					X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic					X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the period ended August 31, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Asset Allocation Bond Fund
Outstanding, beginning of period	74,764,000	—	$4,092,476	2,793,243,600	—	$103,898,119
Options written	—	—	—	407,298,000	—	15,212,569
Options bought back	(37,382,000)	—	(2,395,187)	(3,200,541,600)	—	(119,110,688)
Options expired	(37,382,000)	—	(1,697,289)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Core Plus Bond Fund
Outstanding, beginning of period	—	—	$—	40,895,000	—	$1,721,643
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(40,895,000)	—	(1,721,643)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

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	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Currency Hedged International Bond Fund
Outstanding, beginning of period	—	—	$—	12,158,000	—	$510,173
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(12,158,000)	—	(510,173)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Debt Opportunities Fund
Outstanding, beginning of period	110,108,000	—	$432,812	—	—	$—
Options written	659,242,000	—	1,871,815	—	—	—
Options bought back	(321,070,000)	—	(1,521,797)	—	—	—
Options expired	(149,508,000)	—	(94,031)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	298,772,000	—	$688,799	—	—	$—

Global Bond Fund
Outstanding, beginning of period	—	—	$—	7,910,500	—	$332,142
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(7,910,500)	—	(332,142)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

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Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2016 and the Statements of Operations for the period ended August 31, 2016^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$1,230,876	$—	$—	$1,230,876
Unrealized Appreciation on Forward Currency Contracts	—	—	13,600,519	—	—	13,600,519
Unrealized Appreciation on Swap Contracts ¤	—	—	—	119,438,068	—	119,438,068

Total	$—	$—	$14,831,395	$119,438,068	$—	$134,269,463

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$14,831,395	$119,438,068	$—	$134,269,463

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(12,579,950)	$—	$—	$(12,579,950)
Unrealized Depreciation on Swap Contracts¤	—	—	—	(99,659,659)	—	(99,659,659)

Total	$—	$—	$(12,579,950)	$(99,659,659)	$—	$(112,239,609)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(12,579,950)	$(99,659,659)	$—	$(112,239,609)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$(20,349,237)	$(47,609,826)	$(95,241,198)	$—	$(163,200,261)
Forward Currency Contracts	—	—	6,852,360	—	—	6,852,360
Futures Contracts	—	6,339,183	—	—	—	6,339,183
Written Options	—	—	2,242,588	(34,066,064)	—	(31,823,476)
Swap Contracts	—	—	—	114,976,075	—	114,976,075

Total	$—	$(14,010,054)	$(38,514,878)	$(14,331,187)	$—	$(66,856,119)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$15,214,985	$42,649,417	$73,457,117	$—	$131,321,519
Forward Currency Contracts	—	—	(5,175,857)	—	—	(5,175,857)
Futures Contracts	—	(12,973,233)	—	—	—	(12,973,233)
Written Options	—	—	(2,734,765)	42,127,001	—	39,392,236
Swap Contracts	—	—	—	(116,197,468)	—	(116,197,468)

Total	$—	$2,241,752	$34,738,795	$(613,350)	$—	$36,367,197

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August 31, 2016 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$240,067	$—	$—	$240,067
Unrealized Appreciation on Futures Contracts ¤	—	—	—	809	—	809
Unrealized Appreciation on Swap Contracts ¤	—	—	—	73,245	—	73,245

Total	$—	$—	$240,067	$74,054	$—	$314,121

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$240,067	$74,054	$—	$314,121

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(193,076)	$—	$—	$(193,076)
Unrealized Depreciation on Futures Contracts ¤	—	—	—	(22,570)	—	(22,570)
Unrealized Depreciation on Swap Contracts ¤	—	—	—	(89,709)	—	(89,709)

Total	$—	$—	$(193,076)	$(112,279)	$—	$(305,355)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(193,076)	$(112,279)	$—	$(305,355)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(670,125)	$(1,799,762)	$—	$(2,469,887)
Forward Currency Contracts	—	—	(642,309)	—	—	(642,309)
Futures Contracts	—	—	—	15,840	—	15,840
Written Options	—	—	61,707	(453,688)	—	(391,981)
Swap Contracts	—	—	—	(3,077,123)	—	(3,077,123)

Total	$—	$—	$(1,250,727)	$(5,314,733)	$—	$(6,565,460)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$646,837	$1,950,839	$—	$2,597,676
Forward Currency Contracts	—	—	62,881	—	—	62,881
Futures Contracts	—	—	—	(27,291)	—	(27,291)
Written Options	—	—	(58,223)	807,027	—	748,804
Swap Contracts	—	—	—	6,637,300	—	6,637,300

Total	$—	$—	$651,495	$9,367,875	$—	$10,019,370

Currency Hedged International Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$—	$10,892	$—	$10,892
Unrealized Appreciation on Forward Currency Contracts	—	—	538,528	—	—	538,528
Unrealized Appreciation on Futures Contracts ¤	—	—	—	254,944	—	254,944
Unrealized Appreciation on Swap Contracts ¤	—	—	—	127,448	—	127,448

Total	$—	$—	$538,528	$393,284	$—	$931,812

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$538,528	$393,284	$—	$931,812

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(60,571)	$—	$—	$(60,571)
Unrealized Depreciation on Swap Contracts ¤	—	—	—	(307,730)	—	(307,730)

Total	$—	$—	$(60,571)	$(307,730)	$—	$(368,301)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(60,571)	$(307,730)	$—	$(368,301)

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August 31, 2016 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund (continued)
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(198,159)	$(516,024)	$—	$(714,183)
Forward Currency Contracts	—	—	(683,174)	—	—	(683,174)
Futures Contracts	—	—	—	825,234	—	825,234
Written Options	—	—	14,240	(134,792)	—	(120,552)
Swap Contracts	—	—	—	482,823	—	482,823

Total	$—	$—	$(867,093)	$657,241	$—	$(209,852)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$194,466	$393,440	$—	$587,906
Forward Currency Contracts	—	—	545,915	—	—	545,915
Futures Contracts	—	—	—	(160,164)	—	(160,164)
Written Options	—	—	(17,313)	239,512	—	222,199
Swap Contracts	—	—	—	(643,798)	—	(643,798)

Total	$—	$—	$723,068	$(171,010)	$—	$552,058

Debt Opportunities Fund
Asset Derivatives
Investments, at value (purchased options)	$1,572,423	$—	$—	$—	$—	$1,572,423
Unrealized Appreciation on Forward Currency Contracts	—	—	168,800	—	—	168,800
Unrealized Appreciation on Swap Contracts ¤	21,550,271	—	—	72,489	—	21,622,760

Total	$23,122,694	$—	$168,800	$72,489	$—	$23,363,983

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$23,122,694	$—	$168,800	$72,489	$—	$23,363,983

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(11,963)	$—	$—	$(11,963)
Written Options, at value	(286,024)	—	—	—	—	(286,024)
Unrealized Depreciation on Swap Contracts ¤	(17,644,862)	—	—	(3,587,458)	—	(21,232,320)

Total	$(17,930,886)	$—	$(11,963)	$(3,587,458)	$—	$(21,530,307)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(17,930,886)	$—	$(11,963)	$(3,587,458)	$—	$(21,530,307)

Net Realized Gain (Loss) on
Investments (purchased options)	$(391,598)	$(112,791)	$—	$—	$—	$(504,389)
Forward Currency Contracts	—	—	(74,103)	—	—	(74,103)
Written Options	916,594	—	—	—	—	916,594
Swap Contracts	(4,707,739)	—	—	(4,539,487)	—	(9,247,226)

Total	$(4,182,743)	$(112,791)	$(74,103)	$(4,539,487)	$—	$(8,909,124)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$(824,950)	$2,751	$—	$—	$—	$(822,199)
Forward Currency Contracts	—	—	123,960	—	—	123,960
Written Options	80,943	—	—	—	—	80,943
Swap Contracts	(5,227,059)	—	—	3,602,942	—	(1,624,117)

Total	$(5,971,066)	$2,751	$123,960	$3,602,942	$—	$(2,241,413)

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August 31, 2016 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$41,459,468	$41,459,468
Unrealized Appreciation on Forward Currency Contracts	—	—	877,729	—	—	877,729
Options	417,636	—	—	—	—	417,636
Unrealized Appreciation on Swap Contracts ¤	29,923,316	—	—	4,183,776	—	34,107,092

Total	$30,340,952	$—	$877,729	$4,183,776	$41,459,468	$76,861,925

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$41,459,468	$41,459,468

Total subject to Master Agreements	$30,340,952	$—	$877,729	$4,183,776	$—	$35,402,457

Liability Derivatives
Options	$(2,554,190)	$—	$—	$—	$—	$(2,554,190)
Unrealized Depreciation on Swap Contracts ¤	(70,770,256)	—	—	(24,364,642)	—	(95,134,898)

Total	$(73,324,446)	$—	$—	$(24,364,642)	$—	$(97,689,088)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(73,324,446)	$—	$—	$(24,364,642)	$—	$(97,689,088)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(334,147)	$—	$—	$(334,147)
Swap Contracts	2,079,099	—	—	(22,389,847)	—	(20,310,748)

Total	$2,079,099	$—	$(334,147)	$(22,389,847)	$—	$(20,644,895)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$—	$—	$(2,505,872)	$(2,505,872)
Forward Currency Contracts	—	—	(1,157,807)	—	—	(1,157,807)
Options	4,235,787	—	—	—	—	4,235,787
Swap Contracts	19,363,045	—	—	2,846,497	—	22,209,542

Total	$23,598,832	$—	$(1,157,807)	$2,846,497	$(2,505,872)	$22,781,650

Global Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$—	$7,043	$—	$7,043
Unrealized Appreciation on Forward Currency Contracts	—	—	196,518	—	—	196,518
Unrealized Appreciation on Futures Contracts ¤	—	—	—	39,768	—	39,768
Unrealized Appreciation on Swap Contracts ¤	—	—	—	55,250	—	55,250

Total	$—	$—	$196,518	$102,061	$—	$298,579

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$196,518	$102,061	$—	$298,579

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(81,956)	$—	$—	$(81,956)
Unrealized Depreciation on Futures Contracts ¤	—	—	—	(18,463)	—	(18,463)
Unrealized Depreciation on Swap Contracts ¤	—	—	—	(106,708)	—	(106,708)

Total	$—	$—	$(81,956)	$(125,171)	$—	$(207,127)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(81,956)	$(125,171)	$—	$(207,127)

95

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Global Bond Fund (continued)
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(128,524)	$(336,169)	$—	$(464,693)
Forward Currency Contracts	—	—	20,719	—	—	20,719
Futures Contracts	—	—	—	393,218	—	393,218
Written Options	—	—	8,922	(87,045)	—	(78,123)
Swap Contracts	(10,079)	—	—	285,368	—	275,289

Total	$(10,079)	$—	$(98,883)	$255,372	$—	$146,410

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$125,795	$256,713	$—	$382,508
Forward Currency Contracts	—	—	124,819	—	—	124,819
Futures Contracts	—	—	—	(150,342)	—	(150,342)
Written Options	—	—	(11,225)	155,709	—	144,484
Swap Contracts	—	—	—	(387,216)	—	(387,216)

Total	$—	$—	$239,389	$(125,136)	$—	$114,253

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
¤	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because the Funds do not presently have a legally enforceable right of set-off, these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2016, if any.

96

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2016:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,750,032	$—	$(462,466)	$1,287,566
Barclays Bank plc	334,079	—	(42,897)	291,182
Goldman Sachs International	24,017,548	(9,174,613)	(14,842,935)	—	*
JPMorgan Chase Bank, N.A.	1,777,614	—	1,777,614	—
Morgan Stanley & Co. International PLC	2,225,388	—	(11,481)	2,213,907

Total	$30,104,661	$(9,174,613)	$(13,582,165)	$3,792,655

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$462,466	$—	$462,466	$—
Barclays Bank plc	42,897	—	42,897	—	*
Goldman Sachs International	14,842,935	—	14,842,935	—
JPMorgan Chase Bank, N.A.	2,295,109	(451,393)	(1,777,614)	66,102
Morgan Stanley & Co. International PLC	11,481	—	11,481	—	*

Total	$17,654,888	$(451,393)	$13,582,165	$66,102

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$27,032	$—	$—	$27,032
Barclays Bank plc	145	—	145	—
Goldman Sachs International	165,631	—	165,631	—
Morgan Stanley & Co. International PLC	47,259	—	—	47,259

Total	$240,067	$—	$165,776	$74,291

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$328	$—	$(145)	$183
Goldman Sachs International	192,748	(27,117)	(165,631)	—	*

Total	$193,076	$(27,117)	$(165,776)	$183

97

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$444,074	$—	$(890)	$443,184
Barclays Bank plc	1,014	—	1,014	—
Goldman Sachs International	50,358	—	50,358	—
Morgan Stanley & Co. International PLC	53,974	(53,974)	—	—	*

Total	$549,420	$(53,974)	$50,482	$443,184

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$890	$—	$890	$—
Barclays Bank plc	2,298	—	(1,014)	1,284
Goldman Sachs International	57,383	—	(49,310)	8,073

Total	$60,571	$—	$(49,434)	$9,357

Debt Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$8,589,101	$(7,750,000)	$(142,299)	$696,802
Citibank N.A.	1,393,582	(1,262,711)	(15,353)	115,518
Credit Suisse International	621,631	(449,283)	—	172,348
Deutsche Bank AG	2,343,438	(1,550,000)	(182,315)	611,123
Goldman Sachs International	5,823,932	(5,510,000)	(255,101)	58,831
JPMorgan Chase Bank, N.A.	3,367,043	—	3,367,043	—
Morgan Stanley Capital Services LLC	322,179	(280,000)	—	42,179

Total	$22,460,906	$(16,801,994)	$2,771,975	$1,696,801

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$142,299	$—	$142,299	$—
Citibank N.A.	15,353	—	15,353	—
Deutsche Bank AG	182,315	—	182,315	—
Goldman Sachs International	255,101	—	255,101	—
JPMorgan Chase Bank, N.A.	14,367,192	(11,000,149)	(3,367,043)	—	*

Total	$14,962,260	$(11,000,149)	$(2,771,975)	$—

98

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$877,729	$—	$—	$877,729
Deutsche Bank AG	26,751,113	—	26,751,113	—
Goldman Sachs International	2,464,642	—	2,464,642	—
JPMorgan Chase Bank, N.A.	5,308,973	—	5,308,973	—

Total	$35,402,457	$—	$34,524,728	$877,729

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$37,158,811	$(10,407,698)	$(26,751,113)	$—	*
Goldman Sachs International	15,696,546	(13,231,904)	(2,464,642)	—	*
JPMorgan Chase Bank, N.A.	28,426,114	(23,117,141)	(5,308,973)	—	*

Total	$81,281,471	$(46,756,743)	$(34,524,728)	$—

Global Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$72,328	$—	$(22,615)	$49,713
Barclays Bank plc	30,037	—	—	30,037
Goldman Sachs International	39,962	—	39,962	—
Morgan Stanley & Co. International PLC	61,234	—	(3,597)	57,637

Total	$203,561	$—	$13,750	$137,387

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$22,615	$—	$22,615	$—
Goldman Sachs International	55,744	(16,459)	(39,285)	—	*
Morgan Stanley & Co. International PLC	3,597	—	3,597	—

Total	$81,956	$(16,459)	$(13,073)	$—

*	The actual collateral received and/or pledged is more than the amount shown.

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2016:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	1,230,983,711	29,241,308	24,980,675,398	2,118,045,822	42,900	—
Core Plus Bond Fund	38,231,937	7,260,614	201,248,870	17,859,925	—	—
Currency Hedged International Bond Fund	48,413,134	18,125,367	171,309,031	14,399,148	—	—
Debt Opportunities Fund	9,658,756	—	1,432,264,078	253,204,958	917	—
Emerging Country Debt Fund	109,548,370	—	1,677,743,757	390,000,000	—	39,595,881
Global Bond Fund	16,776,139	18,287,239	105,300,238	9,624,695	—	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund
Management Fee	0.25%	0.25%	0.25%	0.25%	0.35%	0.19%	0.08% (currently 0.08% waived)

In addition for certain Funds, each class of shares pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class VI
Asset Allocation Bond Fund	0.15%			0.055%
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Debt Opportunities Fund	0.15%	*		0.055%
Emerging Country Debt Fund	0.15%		0.10%
Global Bond Fund	0.15%

*	Class is offered but has no shareholders as of August 31, 2016.

100

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

For each Fund other than Global Bond Fund and Emerging Country Debt Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Global Bond Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2017 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2016 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	16,468	1,840
Core Plus Bond Fund	1,104	96
Currency Hedged International Bond Fund	489	4
Debt Opportunities Fund	12,638	1,288
Emerging Country Debt Fund	31,741	3,312
Global Bond Fund	267	3
U.S. Treasury Fund	30,213	3,220

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	0.001%	0.000%	0.000%	0.001%
Core Plus Bond Fund	0.046%	0.011%	0.000%	0.057%
Currency Hedged International Bond Fund	0.032%	0.008%	0.000%	0.040%
Debt Opportunities Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Country Debt Fund	0.001%	< 0.001%	0.000%	0.001%
Global Bond Fund	0.032%	0.008%	0.000%	0.040%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%

101

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to insure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2016, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, for the period ended August 31, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	939,754,554	296,218,940	658,761,672	986,691,558
Core Plus Bond Fund	34,912,039	87,140,221	60,547,568	240,102,674
Currency Hedged International Bond Fund	—	11,100,000	—	9,859,012
Debt Opportunities Fund	—	588,806,230	238,500	707,350,762
Emerging Country Debt Fund	160,222,922	394,569,150	81,260,209	612,724,556
Global Bond Fund	—	3,650,000	3,668,543	18,331,543
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2	‡	64.75%	—	99.99%
Core Plus Bond Fund	2		69.69%	0.03%	78.68%
Currency Hedged International Bond Fund	1		93.98%	—	93.98%
Debt Opportunities Fund	3	#	75.51%	0.39%	99.35%
Emerging Country Debt Fund	1	‡	15.93%	0.05%	36.21%
Global Bond Fund	2		92.00%	—	—
U.S. Treasury Fund	3	#	52.99%	0.12%	96.73%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

102

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares		Amount
Asset Allocation Bond Fund
Class III:
Shares sold	1,303,549	$28,998,249	3,486,285		$80,557,647
Shares issued to shareholders in reinvestment of distributions	—	—	1,170,894		26,485,630
Shares repurchased	(84,061)	(1,880,905)	(4,741,953)		(108,443,047)

Net increase (decrease)	1,219,488	$27,117,344	(84,774)		$(1,399,770)

Class VI:
Shares sold	722,356	$16,112,184	13,228,053		$325,062,565
Shares issued to shareholders in reinvestment of distributions	—	—	12,325,878		279,304,399
Shares repurchased	(11,627,931)	(259,141,765)	(116,764,298)		(2,651,040,441)

Net increase (decrease)	(10,905,575)	$(243,029,581)	(91,210,367)		$(2,046,673,477)

Core Plus Bond Fund
Class III:#
Shares sold	15,153	$325,215	304,701		$6,869,966
Shares issued to shareholders in reinvestment of distributions	2,392	51,390	16,726		359,773
Shares repurchased	(2,155,283)	(46,133,363)	(60,416)		(1,303,505)

Net increase (decrease)	(2,137,738)	$(45,756,758)	261,011		$5,926,234

Class IV:#
Shares sold	440	$9,421	1,683,291		$36,361,097
Shares issued to shareholders in reinvestment of distributions	90,634	1,949,546	425,557		9,179,274
Shares repurchased	(7,348,310)	(158,062,723)	(218,356)		(4,672,989)

Net increase (decrease)	(7,257,236)	$(156,103,756)	1,890,492		$40,867,382

Currency Hedged International Bond Fund
Class III:#
Shares sold	—	$—	17,696		$489,111
Shares issued to shareholders in reinvestment of distributions	—	—	228,727		5,839,409
Shares repurchased	(31,335)	(859,230)	(360,751)		(9,358,334)

Net increase (decrease)	(31,335)	$(859,230)	(342,981)		$(3,029,814)

Debt Opportunities Fund
Class VI:
Shares sold	2,292,130	$56,608,186	13,193,822	(a)	$327,076,787	(a)
Shares issued to shareholders in reinvestment of distributions	332,736	8,301,765	1,110,191		27,443,611
Shares repurchased	(8,198,022)	(204,771,424)	(19,452,966	)(b)	(482,695,222	)(b)
Purchase premium fees	—	166,266	—		934,339
Redemption fees	—	758,010	—		1,552,426

Net increase (decrease)	(5,573,156)	$(138,937,197)	(5,148,953)		$(125,688,059)

103

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares		Amount
Emerging Country Debt Fund
Class III:#
Shares sold	1,742,429	$51,115,680	8,465,858		$237,263,300
Shares issued to shareholders in reinvestment of distributions	434,114	12,580,619	2,045,947		54,000,564
Shares repurchased	(3,299,075)	(94,816,105)	(4,898,972)		(133,227,759)
Purchase premiums	—	120,357	—		637,766
Redemption fees	—	649,867	—		671,195

Net increase (decrease)	(1,122,532)	$(30,349,582)	5,612,833		$159,345,066

Class IV:#
Shares sold	4,822,640	$132,133,574	17,150,361	(c)	$456,814,315	(c)
Shares issued to shareholders in reinvestment of distributions	1,643,638	47,583,330	7,111,245		187,694,457
Shares repurchased	(14,931,796)	(419,722,225)	(19,631,458	)(d)	(531,254,001	)(d)
Purchase premiums	—	447,131	—		2,387,167
Redemption fees	—	2,396,779	—		2,420,364

Net increase (decrease)	(8,465,518)	$(237,161,411)	4,630,148		$118,062,302

Global Bond Fund
Class III:#
Shares sold	4,019	$106,148	294,713		$7,420,392
Shares issued to shareholders in reinvestment of distributions	—	—	—		—
Shares repurchased	(669,303)	(18,330,551)	(646,779)		(16,267,203)

Net increase (decrease)	(665,284)	$(18,224,403)	(352,066)		$(8,846,811)

U.S. Treasury Fund
Core Class:
Shares sold	202,210,887	$5,057,057,806	712,256,180		$17,806,570,597
Shares issued to shareholders in reinvestment of distributions	252,542	6,315,628	237,043		5,925,398
Shares repurchased	(245,412,219)	(6,137,284,835)	(640,904,840)		(16,022,605,367)

Net increase (decrease)	(42,948,790)	$(1,073,911,401)	71,588,383		$1,789,890,628

(a)	907,139 shares and $22,542,400 were purchased in-kind.
(b)	907,139 shares and $22,542,400 were redeemed in-kind.
(c)	5,969,578 shares and $53,279,922 were purchased in-kind.
(d)	2,832,882 shares and $26,147,504 were redeemed in-kind.
#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$651,060,734	$279,589,567	$753,000,000	$1,075,842	$13,727	$177,926,847

Core Plus Bond Fund
GMO Debt Opportunities Fund, Class VI	$27,023,784	$6,981,000	$20,626,000	$36,441	$—	$13,701,241
GMO Emerging Country Debt Fund, Class IV	13,799,995	—	11,132,000	57,617	—	3,636,709
GMO U.S. Treasury Fund	113,058,921	69,900,000	166,400,000	129,639	1,558	16,600,545
GMO World Opportunity Overlay Fund	26,355,861	—	26,691,126	—	—	—

Totals	$180,238,561	$76,881,000	$224,849,126	$223,697	$1,558	$33,938,495

Currency Hedged International Bond Fund
GMO Debt Opportunities Fund, Class VI	$2,749,434	$—	$—	$15,420	$—	$2,834,480
GMO Emerging Country Debt Fund, Class IV	3,300,280	—	—	60,518	—	3,819,839
GMO U.S. Treasury Fund	11,851,979	11,100,000	3,250,000	31,103	570	19,706,220
GMO World Opportunity Overlay Fund	6,312,879	—	6,412,829	—	—	—

Totals	$24,214,572	$11,100,000	$9,662,829	$107,041	$570	$26,360,539

Debt Opportunities Fund
GMO U.S. Treasury Fund	$77,841,625	$124,000,000	$144,000,000	$148,253	$1,083	$57,867,964

Emerging Country Debt Fund
GMO Debt Opportunities Fund, Class VI	$13,956,048	$—	$—	$78,272	$—	$14,387,737
GMO U.S. Treasury Fund	84,774,937	101,500,000	75,000,000	207,485	2,009	111,314,046

Totals	$98,730,985	$101,500,000	$75,000,000	$285,757	$2,009	$125,701,783

Global Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,654,313	$—	$626,000	$9,278	$—	$1,075,478
GMO Emerging Country Debt Fund, Class IV	1,874,540	—	1,095,000	34,374	—	1,064,581
GMO U.S. Treasury Fund	3,999,480	3,650,000	6,300,000	6,491	128	1,350,480
GMO World Opportunity Overlay Fund	3,274,058	—	3,325,896	—	—	—

Totals	$10,802,391	$3,650,000	$11,346,896	$50,143	$128	$3,490,539

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2016 through August 31, 2016. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2017.

11.	Subsequent events

On September 30, 2016, the Board of Trustees of GMO Trust approved: (1) a change in the name of GMO Debt Opportunities Fund (the “Fund”) to GMO Opportunistic Income Fund; (2) the elimination of the following “name policy” of the Fund: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments”; and (3) a change in the Fund’s investment objective from “positive total return” to “capital appreciation and current income.” Each of the changes will become effective as of January 1, 2017.

105

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2016 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management [and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

107

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Currency Hedged International Bond Fund

Approval of renewal of management agreement for GMO Currency Hedged International Bond Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

108

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Debt Opportunities Fund

Approval of renewal of management agreement for GMO Debt Opportunities Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

109

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

110

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Bond Fund

Approval of renewal of management agreement for GMO Global Bond Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying

111

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management agreement. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO

112

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

113

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2016 through August 31, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$1,005.40	$2.07	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,006.30	$1.57	$1,000.00	$1,023.64	$1.58	0.31%
Core Plus Bond Fund
Class III	$1,000.00	$1,043.10	$2.21	$1,000.00	$1,023.04	$2.19	0.43%
Class IV	$1,000.00	$1,043.80	$1.96	$1,000.00	$1,023.29	$1.94	0.38%
Currency Hedged International Bond Fund
Class III	$1,000.00	$1,057.40	$2.28	$1,000.00	$1,022.99	$2.24	0.44%
Debt Opportunities Fund
Class VI	$1,000.00	$1,036.60	$1.59	$1,000.00	$1,023.64	$1.58	0.31%
Emerging Country Debt Fund
Class III	$1,000.00	$1,176.40	$2.96	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$1,176.50	$2.69	$1,000.00	$1,022.74	$2.50	0.49%
Global Bond Fund
Class III	$1,000.00	$1,058.10	$2.44	$1,000.00	$1,022.84	$2.40	0.47%
U.S. Treasury Fund
Core	$1,000.00	$1,002.60	$0.00	$1,000.00	$1,025.21	$0.00	0.00%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2016, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

114

GMO Trust

Semiannual Report

August 31, 2016

Foreign Fund

Foreign Small Companies Fund

International Small Companies Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Foreign Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.9%
Mutual Funds	2.1
Short-Term Investments	1.8
Other	0.2

100.0%

Country Summary¤	% of Investments
United Kingdom	25.2%
Japan	22.0
France	13.0
Switzerland	5.9
Germany	5.5
Hong Kong	4.6
Sweden	3.4
Australia	2.8
Italy	2.3
Spain	2.3
United States	2.2
Belgium	1.9
South Korea	1.7
Other Emerging	1.3 †
Taiwan	1.3
China	1.2
Netherlands	1.2
Israel	1.1
Finland	1.1

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	11.1%
Food, Beverage & Tobacco	10.3
Automobiles & Components	8.8
Banks	8.6
Capital Goods	7.6
Utilities	6.1
Insurance	6.0
Technology Hardware & Equipment	5.9
Real Estate	5.6
Telecommunication Services	5.6
Media	4.2
Diversified Financials	3.5
Energy	3.3
Software & Services	2.9
Materials	2.7
Semiconductors & Semiconductor Equipment	2.2
Commercial & Professional Services	2.1
Household & Personal Products	1.2
Retailing	1.2
Transportation	0.8
Consumer Services	0.3

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%

	Australia — 2.8%
575,755	Incitec Pivot Ltd	1,230,741
175,860	Link Administration Holdings Ltd *	1,113,257
416,839	Scentre Group (REIT)	1,555,094

	Total Australia	3,899,092

	Belgium — 1.9%
21,193	Anheuser-Busch InBev SA/NV	2,629,452

	China — 1.2%
138,142	China Mobile Ltd	1,701,775

	Finland — 1.0%
54,585	Nokia Oyj	307,676
208,711	Nokia Oyj	1,177,216

	Total Finland	1,484,892

	France — 12.8%
56,744	Altran Technologies SA *	836,953
19,864	Arkema SA	1,777,355
62,791	AXA SA	1,321,579
30,886	BNP Paribas SA	1,577,363
19,686	Capgemini SA	1,923,510
29,531	Cie de Saint-Gobain	1,296,302
17,766	Cie Generale des Etablissements Michelin	1,893,791
14,601	Nexity SA *	766,227
55,622	SCOR SE	1,641,137
100,764	Technicolor SA (Registered)	655,139
26,012	Technip SA	1,540,303
27,586	Teleperformance	2,862,079

	Total France	18,091,738

	Germany — 5.4%
14,854	Allianz SE (Registered)	2,208,151
82,187	Deutsche Telekom AG (Registered)	1,370,989
38,743	Deutsche Wohnen AG	1,454,398
124,374	E.ON SE	1,143,796
36,720	Vonovia SE	1,426,713

	Total Germany	7,604,047

	Hong Kong — 4.5%
636,500	BOC Hong Kong Holdings Ltd	2,222,260
294,000	Cheung Kong Property Holding Ltd	2,061,073
224,488	Power Assets Holdings Ltd	2,144,336

	Total Hong Kong	6,427,669

	India — 0.6%
109,300	ICICI Bank Ltd Sponsored ADR	838,331

Shares	Description	Value ($)
	Israel — 1.1%
292,916	Bank Hapoalim BM	1,572,713

	Italy — 2.3%
130,435	Eni SPA	1,969,062
1,387,941	Telecom Italia SPA *	1,259,824

	Total Italy	3,228,886

	Japan — 21.6%
453,915	Aozora Bank Ltd	1,607,661
69,163	Bridgestone Corp	2,378,721
73,183	Brother Industries Ltd	1,230,923
95,900	Fuji Heavy Industries Ltd	3,817,032
146,378	Isuzu Motors Ltd	1,688,291
36,200	Japan Tobacco Inc	1,402,714
101,980	K’s Holdings Corp	1,610,319
45,200	Kurita Water Industries Ltd	1,030,785
116,000	Mitsubishi Electric Corp	1,518,028
278,644	Mitsubishi UFJ Financial Group Inc	1,534,918
116,000	NGK Spark Plug Co Ltd	2,178,229
506,105	Nippon Electric Glass Co Ltd	2,544,806
73,249	Nippon Telegraph & Telephone Corp	3,220,690
85,100	Seiko Epson Corp	1,631,004
124,400	Takeuchi Manufacturing Co Ltd	1,802,612
33,138	Tokio Marine Holdings Inc	1,305,297

	Total Japan	30,502,030

	Mexico — 0.3%
307,032	Macquarie Mexico Real Estate Management SA de CV (REIT) *	397,694

	Netherlands — 1.1%
129,907	ING Groep NV	1,625,831

	South Africa — 0.4%
19,789	Anglo American Platinum Ltd *	532,505

	South Korea — 1.7%
753	Samsung Electronics Co Ltd	1,092,203
39,658	SK Hynix Inc	1,293,076

	Total South Korea	2,385,279

	Spain — 2.2%
68,579	Endesa SA	1,397,560
264,757	Iberdrola SA	1,743,935

	Total Spain	3,141,495

	Sweden — 3.4%
65,841	Investor AB – B Shares	2,321,675
54,977	Svenska Cellulosa AB – Class B	1,689,753

2	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	Sweden — continued
32,656	Swedbank AB – A Shares	751,109

	Total Sweden	4,762,537

	Switzerland — 5.7%
14,041	Baloise Holding AG (Registered)	1,672,820
6,047	Flughafen Zuerich AG (Registered)	1,119,311
18,464	Roche Holding AG	4,507,068
56,089	UBS Group AG (Registered)	812,825

	Total Switzerland	8,112,024

	Taiwan — 1.2%
314,379	Taiwan Semiconductor Manufacturing Co Ltd	1,745,866

	United Kingdom — 24.7%
122,486	AA Plc	434,935
62,674	AstraZeneca Plc	4,045,669
95,954	British American Tobacco Plc	5,953,238
62,593	Euromoney Institutional Investor Plc	861,813
192,861	GlaxoSmithKline Plc	4,151,381
276,962	Howden Joinery Group Plc	1,660,071
75,437	Imperial Brands Plc	3,956,922
105,716	Informa Plc	983,426
106,699	John Wood Group Plc	975,563
42,710	Lonmin Plc *	108,151
974,678	Melrose Industries Plc	1,895,244
133,716	National Grid Plc	1,840,200
58,520	Schroders Plc (Non Voting)	1,599,584
36,789	Shire Plc	2,297,531
289,515	Tyman Plc	1,037,234
136,893	WPP Plc	3,160,581

	Total United Kingdom	34,961,543

	TOTAL COMMON STOCKS (COST $137,466,082)	135,645,399

	MUTUAL FUNDS — 2.1%

	United States — 2.1%
	Affiliated Issuers
119,374	GMO U.S. Treasury Fund	2,985,554

	TOTAL MUTUAL FUNDS (COST $2,985,554)	2,985,554

	SHORT-TERM INVESTMENTS — 1.8%

	Time Deposits — 1.8%
706,169	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 09/01/16	706,169
706,169	BNP Paribas (Paris) Time Deposit, 0.15%, due 09/01/16	706,169

Par Value†		Description	Value ($)
		Time Deposits — continued
EUR	2,245	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.54)%, due 09/01/16	2,504
JPY	4,011,163	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.29)%, due 09/01/16	38,768
	364,902	DnB Nor Bank (Oslo) Time Deposit, 0.15%, due 09/01/16	364,902
AUD	38,673	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	29,065
	706,169	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 09/01/16	706,169

		Total Time Deposits	2,553,746

		TOTAL SHORT-TERM INVESTMENTS (COST $2,553,746)	2,553,746

		TOTAL INVESTMENTS — 99.8% (Cost $143,005,382)	141,184,699
		Other Assets and Liabilities (net) — 0.2%	308,365

		TOTAL NET ASSETS — 100.0%	$141,493,064

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 12.

See accompanying notes to the financial statements.	3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.3%
Mutual Funds	2.4
Short-Term Investments	1.1
Other	0.2

100.0%

Country Summary¤	% of Investments
Japan	23.2%
United Kingdom	16.7
France	14.1
Switzerland	9.3
Australia	6.2
Canada	5.2
Other Emerging	4.8 †
Germany	4.7
Italy	3.5
United States	2.5
Other Developed	2.3 ‡
Sweden	2.2
Finland	1.7
Netherlands	1.5
Mexico	1.1
Israel	1.0

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

Industry Group Summary	% of Equity Investments#
Capital Goods	15.2%
Real Estate	11.7
Software & Services	7.6
Materials	6.8
Diversified Financials	6.3
Commercial & Professional Services	6.2
Automobiles & Components	6.1
Media	5.1
Insurance	4.7
Health Care Equipment & Services	4.5
Retailing	3.7
Consumer Durables & Apparel	3.4
Banks	2.8
Food, Beverage & Tobacco	2.3
Consumer Services	2.1
Technology Hardware & Equipment	2.1
Energy	1.8
Utilities	1.4
Household & Personal Products	1.4
Transportation	1.1
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Semiconductors & Semiconductor Equipment	1.0
Commercial Services & Supplies	0.9
Telecommunication Services	0.8

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%

	Argentina — 0.5%
328,429	Grupo Supervielle SA Sponsored ADR *	4,617,712

	Australia — 6.1%
422,518	Ansell Ltd	7,121,649
3,476,272	Downer EDI Ltd	12,778,580
3,252,152	Incitec Pivot Ltd	6,951,841
1,156,077	Link Administration Holdings Ltd *	7,318,384
8,703,413	Spotless Group Holdings Ltd	6,889,151
3,236,535	Tox Free Solutions Ltd	6,030,458
4,408,849	Vicinity Centres (REIT)	10,955,705

	Total Australia	58,045,768

	Brazil — 0.4%
947,900	FPC Par Corretora de Seguros SA	3,816,023

	Canada — 5.1%
377,400	ATS Automation Tooling Systems Inc *	3,110,946
690,000	Canyon Services Group Inc	2,515,022
3,949,900	Capstone Mining Corp *	2,048,141
688,500	Computer Modelling Group Ltd	4,898,357
824,350	DHX Media Ltd	4,846,529
329,600	Dorel Industries Inc – Class B	9,407,448
417,700	Medical Facilities Corp	6,519,993
915,400	Precision Drilling Corp	3,762,396
1,033,000	Superior Plus Corp	9,255,567
1,235,800	Western Energy Services Corp	2,591,467

	Total Canada	48,955,866

	Finland — 1.7%
345,841	Tieto Oyj	10,320,879
269,989	Tikkurila Oyj	5,764,779

	Total Finland	16,085,658

	France — 13.9%
109,619	Alten SA	7,533,442
632,803	Altran Technologies SA *	9,333,611
116,119	Arkema SA	10,389,887
75,467	BioMerieux	11,496,270
114,222	Cie Generale des Etablissements Michelin	12,175,649
415,290	Elior Group	9,537,880
116,338	Euler Hermes Group	9,626,636
173,830	Nexity SA *	9,122,202
242,463	SCOR SE	7,153,916
72,917	Sopra Steria Group	8,374,930
1,718,235	Technicolor SA (Registered)	11,171,472
161,743	Teleperformance	16,781,024
152,821	Vicat SA	9,727,886

	Total France	132,424,805

Shares	Description	Value ($)
	Germany — 4.6%
112,482	Gerresheimer AG	9,339,293
595,332	Grand City Properties SA	13,057,472
121,670	LEG Immobilien AG *	11,860,458
657,263	TAG Immobilien AG	9,445,581

	Total Germany	43,702,804

	Hong Kong — 0.7%
5,124,910	HKT Trust & HKT Ltd – Class SS	7,054,271

	India — 0.4%
773,024	Dewan Housing Finance Corp Ltd	3,340,401

	Ireland — 0.6%
64,461	Kerry Group Plc – Class A	5,481,389

	Israel — 1.0%
5,470,273	Israel Discount Bank Ltd – Class A *	9,878,562

	Italy — 3.4%
1,513,043	Amplifon SPA	15,914,722
1,108,800	Cerved Information Solutions SPA	8,913,291
879,100	Enav SPA *	3,647,803
358,838	ERG SPA	4,003,622

	Total Italy	32,479,438

	Japan — 22.9%
1,083,700	Anritsu Corp	5,978,006
251,100	Aoyama Trading Co Ltd	8,156,137
1,173,000	Calsonic Kansei Corp	9,242,575
254,300	Century Tokyo Leasing Corp	9,562,246
408,000	COMSYS Holdings Corp	7,715,897
238,500	Fuji Seal International Inc	9,066,765
349,000	Fujitsu General Ltd	7,099,500
555,900	Fuji Oil Holdings Inc	10,807,392
173,000	HIS Co Ltd	4,352,514
214,650	Izumi Co Ltd	8,430,756
1,265	Kenedix Office Investment Corp (REIT)	7,632,459
634,550	Komori Corp	7,810,867
316,000	Kurita Water Industries Ltd	7,206,377
1,361,600	Mitsubishi UFJ Lease & Finance Co Ltd	6,394,079
3,400	Mori Hills REIT Investment Corp	5,143,385
778,800	NHK Spring Co Ltd	7,351,203
410,000	Nippon Seiki Co Ltd	7,749,070
115,200	Nippon Shokubai Co Ltd	7,079,156
1,304,000	Nippon Soda Co Ltd	6,589,486
358,400	Nitto Kogyo Corp	4,467,621
6,394	Nomura Real Estate Master Fund Inc (REIT)	10,557,427
280,700	OSG Corp	5,211,312
1,888,000	Sanden Holdings Corp	5,394,354
980,300	Sanwa Holdings Corp	8,705,441

See accompanying notes to the financial statements.	5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
643,900	Sumitomo Rubber Industries Ltd	9,572,169
316,800	Suruga Bank Ltd	7,547,471
519,800	Tadano Ltd	5,168,426
1,162,300	Takara Leben Co Ltd	7,586,035
195,300	TS Tech Co Ltd	4,542,452
813,000	Tsubakimoto Chain Co	6,149,879

	Total Japan	218,270,457

	Mexico — 1.1%
2,199,829	Grupo Herdez SAB de CV	4,706,905
4,511,706	Macquarie Mexico Real Estate Management SA de CV (REIT) *	5,843,952

	Total Mexico	10,550,857

	Netherlands — 1.5%
357,252	Aalberts Industries NV	12,006,930
80,855	Flow Traders	2,394,173

	Total Netherlands	14,401,103

	New Zealand — 0.3%
1,463,346	Air New Zealand Ltd	2,398,530

	Russia — 0.8%
3,883,380	Moscow Exchange MICEX-RTS PJSC	7,550,172

	Singapore — 0.7%
7,004,600	Keppel DC REIT	6,273,679

	South Africa — 0.4%
1,073,912	Northam Platinum Ltd *	3,537,398

	South Korea — 0.5%
637,024	Macquarie Korea Infrastructure Fund	5,020,970

	Sweden — 2.2%
282,473	Loomis AB – Class B	8,087,335
406,088	Svenska Cellulosa AB SCA – Class B	12,481,373

	Total Sweden	20,568,708

	Switzerland — 9.2%
290,078	Ascom Holding AG (Registered)	5,311,719
101,652	Baloise Holding AG (Registered)	12,110,640
131,228	Cembra Money Bank AG *	9,507,134
23,753	dorma & kaba Holding AG – Class B (Registered)	18,656,690
108,175	Dufry AG (Registered) *	12,657,493
20,277	Flughafen Zuerich AG (Registered)	3,753,309
10,921	Forbo Holdings AG (Registered) *	15,009,064
20,357	Helvetia Holding AG (Registered)	10,182,953

	Total Switzerland	87,189,002

Shares / Par Value†		Description	Value ($)
		Taiwan — 0.9%
	6,749,000	Chipbond Technology Corp	8,732,777

		Thailand — 0.9%
	25,158,300	Jasmine Broadband Internet Infrastructure Fund	8,426,324

		United Kingdom — 16.5%
	1,626,143	AA Plc	5,774,264
	1,915,429	Auto Trader Group Plc	9,383,209
	302,694	Computacenter Plc	2,875,126
	626,061	Euromoney Institutional Investor Plc	8,619,930
	1,117,125	Great Portland Estates Plc (REIT)	9,940,307
	2,279,328	Howden Joinery Group Plc	13,661,969
	1,399,759	Informa Plc	13,021,293
	848,724	John Wood Group Plc	7,759,996
	1,497,966	Jupiter Fund Management Plc	8,248,552
	618,902	Lonmin Plc *	1,567,191
	6,803,215	Melrose Industries Plc	13,228,731
	366,396	Micro Focus International Plc	9,620,778
	1,876,015	Senior Plc	5,814,265
	2,576,235	Spirent Communications Plc	2,871,675
	1,845,633	SThree Plc	5,984,556
	3,314,996	Topps Tiles Plc	4,999,181
	406,022	Travis Perkins Plc	8,878,000
	3,190,090	Tyman Plc	11,429,009
	2,782,683	Wilmington Plc	8,770,680
	706,870	Xaar Plc	4,667,174

		Total United Kingdom	157,115,886

		TOTAL COMMON STOCKS (COST $849,963,838)	915,918,560

		MUTUAL FUNDS — 2.4%

		United States — 2.4%
		Affiliated Issuers
	934,607	GMO U.S. Treasury Fund	23,374,533

		TOTAL MUTUAL FUNDS (COST $23,371,605)	23,374,533

		SHORT-TERM INVESTMENTS — 1.1%

		Time Deposits — 1.1%
GBP	67,409	BNP Paribas (Paris) Time Deposit, 0.05%, due 09/01/16	88,518
	4,661,548	BNP Paribas (Paris) Time Deposit, 0.15%, due 09/01/16	4,661,548
	556,804	DnB Nor Bank (Oslo) Time Deposit, 0.15%, due 09/01/16	556,804
SGD	223,097	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/16	163,747

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†		Description	Value ($)
		Time Deposits — continued
AUD	336,568	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	252,948
JPY	9,336,608	Sumitomo (Tokyo) Time Deposit, (0.29)%, due 09/01/16	90,239
	4,659,581	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	4,659,581

		Total Time Deposits	10,473,385

		TOTAL SHORT-TERM INVESTMENTS (COST $10,473,385)	10,473,385

		TOTAL INVESTMENTS — 99.8% (Cost $883,808,828)	949,766,478
		Other Assets and Liabilities (net) — 0.2%	1,717,953

		TOTAL NET ASSETS — 100.0%	$951,484,431

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 12.

See accompanying notes to the financial statements.	7

GMO International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.3%
Short-Term Investments	1.9
Mutual Funds	0.7
Rights/Warrants	0.0 ^
Other	0.1

100.0%

Country Summary¤	% of Investments
Japan	23.6%
United Kingdom	17.2
France	14.3
Switzerland	9.5
Australia	6.3
Canada	5.3
Other Emerging	5.0	†
Germany	4.7
Italy	3.5
Other Developed	2.9	‡
Sweden	2.2
Finland	1.7
Netherlands	1.5
Mexico	1.2
Israel	1.1

	100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments#
Capital Goods	15.3%
Real Estate	11.7
Software & Services	7.6
Materials	6.8
Diversified Financials	6.3
Commercial & Professional Services	6.2
Automobiles & Components	6.1
Media	5.1
Insurance	4.7
Health Care Equipment & Services	4.4
Retailing	3.8
Consumer Durables & Apparel	3.4
Banks	2.7
Food, Beverage & Tobacco	2.3
Consumer Services	2.2
Technology Hardware & Equipment	2.0
Energy	1.9
Utilities	1.4
Household & Personal Products	1.4
Transportation	1.1
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Semiconductors & Semiconductor Equipment	0.9
Commercial Services & Supplies	0.9
Telecommunication Services	0.8

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

8

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%

	Argentina — 0.5%
80,369	Grupo Supervielle SA Sponsored ADR *	1,129,988

	Australia — 6.1%
103,478	Ansell Ltd	1,744,148
872,389	Downer EDI Ltd	3,206,853
797,141	Incitec Pivot Ltd	1,703,979
283,132	Link Administration Holdings Ltd *	1,792,328
2,131,537	Spotless Group Holdings Ltd	1,687,209
792,654	Tox Free Solutions Ltd	1,476,909
1,079,763	Vicinity Centres (REIT)	2,683,141

	Total Australia	14,294,567

	Austria — 0.0%
1,761,602	Immofinanz AG (Entitlement Shares) * (a)	—

	Brazil — 0.4%
232,100	FPC Par Corretora de Seguros SA	934,380

	Canada — 5.2%
94,800	ATS Automation Tooling Systems Inc *	781,446
168,900	Canyon Services Group Inc	615,634
967,100	Capstone Mining Corp *	501,470
173,400	Computer Modelling Group Ltd	1,233,660
207,100	DHX Media Ltd	1,217,585
80,700	Dorel Industries Inc – Class B	2,303,341
102,200	Medical Facilities Corp	1,595,267
224,100	Precision Drilling Corp	921,076
252,900	Superior Plus Corp	2,265,956
302,600	Western Energy Services Corp	634,551

	Total Canada	12,069,986

	China — 0.0%
586,000	China Shanshui Cement Group Ltd * (a)	—

	Finland — 1.7%
84,699	Tieto Oyj	2,527,659
66,122	Tikkurila Oyj	1,411,831

	Total Finland	3,939,490

	France — 14.0%
26,846	Alten SA	1,844,961
154,978	Altran Technologies SA	2,285,868
28,438	Arkema SA	2,544,524
18,482	BioMerieux	2,815,456
28,851	Cie Generale des Etablissements Michelin	3,075,411
104,054	Elior Group	2,389,787
28,553	Euler Hermes Group	2,362,679
42,572	Nexity SA *	2,234,082
60,861	SCOR SE	1,795,715

Shares	Description	Value ($)
	France — continued
17,857	Sopra Steria Group	2,050,978
420,809	Technicolor SA (Registered)	2,735,980
39,612	Teleperformance	4,109,791
37,427	Vicat SA	2,382,432

	Total France	32,627,664

	Germany — 4.6%
28,188	Gerresheimer AG	2,340,428
145,801	Grand City Properties SA	3,197,867
29,797	LEG Immobilien AG *	2,904,628
160,969	TAG Immobilien AG	2,313,298

	Total Germany	10,756,221

	Hong Kong — 0.7%
1,255,000	HKT Trust & HKT Ltd – Class SS	1,727,466

	India — 0.4%
194,178	Dewan Housing Finance Corp Ltd	839,084

	Indonesia — 0.1%
41,801,300	Bakrie & Brothers Tbk PT *	157,562

	Ireland — 0.6%
15,787	Kerry Group Plc – Class A	1,342,435

	Israel — 1.0%
1,339,714	Israel Discount Bank Ltd – Class A *	2,419,340

	Italy — 3.4%
370,556	Amplifon SPA	3,897,639
271,554	Cerved Information Solutions SPA	2,182,936
220,900	Enav SPA *	916,619
87,882	ERG SPA	980,516

	Total Italy	7,977,710

	Japan — 23.1%
265,400	Anritsu Corp	1,464,024
61,400	Aoyama Trading Co Ltd	1,994,372
294,000	Calsonic Kansei Corp	2,316,553
62,200	Century Tokyo Leasing Corp	2,338,859
99,900	COMSYS Holdings Corp	1,889,260
58,400	Fuji Seal International Inc	2,220,122
85,000	Fujitsu General Ltd	1,729,105
136,100	Fuji Oil Holdings Inc	2,645,954
42,300	HIS Co Ltd	1,064,227
54,400	Izumi Co Ltd	2,136,656
320	Kenedix Office Investment Corp (REIT)	1,930,740
155,400	Komori Corp	1,912,865
77,300	Kurita Water Industries Ltd	1,762,826
333,400	Mitsubishi UFJ Lease & Finance Co Ltd	1,565,648
836	Mori Hills REIT Investment Corp	1,264,668

See accompanying notes to the financial statements.	9

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
190,700	NHK Spring Co Ltd	1,800,044
100,000	Nippon Seiki Co Ltd	1,890,017
28,200	Nippon Shokubai Co Ltd	1,732,918
319,000	Nippon Soda Co Ltd	1,611,999
90,100	Nitto Kogyo Corp	1,123,138
1,576	Nomura Real Estate Master Fund Inc (REIT)	2,602,206
70,600	OSG Corp	1,310,718
462,000	Sanden Holdings Corp	1,320,017
240,000	Sanwa Holdings Corp	2,131,292
157,600	Sumitomo Rubber Industries Ltd	2,342,870
77,500	Suruga Bank Ltd	1,846,367
130,700	Tadano Ltd	1,299,564
290,500	Takara Leben Co Ltd	1,896,019
47,800	TS Tech Co Ltd	1,111,773
199,000	Tsubakimoto Chain Co	1,505,321

	Total Japan	53,760,142

	Mexico — 1.2%
590,706	Grupo Herdez SAB de CV	1,263,915
1,104,900	Macquarie Mexico Real Estate Management SA de CV (REIT) *	1,431,162

	Total Mexico	2,695,077

	Netherlands — 1.5%
87,493	Aalberts Industries NV	2,940,564
19,802	Flow Traders	586,351

	Total Netherlands	3,526,915

	New Zealand — 0.3%
358,385	Air New Zealand Ltd	587,419

	Russia — 0.8%
976,270	Moscow Exchange MICEX-RTS PJSC	1,898,090

	Singapore — 0.7%
1,749,800	Keppel DC REIT	1,567,211

	South Africa — 0.4%
271,354	Northam Platinum Ltd *	893,823

	South Korea — 0.5%
156,012	Macquarie Korea Infrastructure Fund	1,229,674

	Sweden — 2.2%
69,179	Loomis AB – Class B	1,980,627
102,153	Svenska Cellulosa AB SCA – Class B	3,139,738

	Total Sweden	5,120,365

	Switzerland — 9.3%
71,042	Ascom Holding AG (Registered)	1,300,875
25,625	Baloise Holding AG (Registered)	3,052,917

Shares	Description	Value ($)
	Switzerland — continued
32,138	Cembra Money Bank AG *	2,328,316
5,827	dorma & kaba Holding AG – Class B (Registered)	4,576,793
27,292	Dufry AG (Registered) *	3,193,421
4,966	Flughafen Zuerich AG (Registered)	919,215
2,742	Forbo Holdings AG (Registered) *	3,768,414
5,123	Helvetia Holding AG (Registered)	2,562,621

	Total Switzerland	21,702,572

	Taiwan — 0.9%
1,652,000	Chipbond Technology Corp	2,137,583
430,000	ProMOS Technologies Inc * (a) (b)	—

	Total Taiwan	2,137,583

	Thailand — 0.9%
240,700	Banpu Pcl (Foreign Registered)	109,105
6,161,400	Jasmine Broadband Internet Infrastructure Fund	2,063,651

	Total Thailand	2,172,756

	United Kingdom — 16.8%
408,920	AA Plc	1,452,032
481,744	Auto Trader Group Plc	2,359,944
74,131	Computacenter Plc	704,130
153,327	Euromoney Institutional Investor Plc	2,111,085
280,788	Great Portland Estates Plc (REIT)	2,498,484
575,440	Howden Joinery Group Plc	3,449,106
353,106	Informa Plc	3,284,777
207,859	John Wood Group Plc	1,900,482
378,100	Jupiter Fund Management Plc	2,082,008
155,590	Lonmin Plc *	393,987
1,674,632	Melrose Industries Plc	3,256,292
91,652	Micro Focus International Plc	2,406,586
459,451	Senior Plc	1,423,960
630,941	Spirent Communications Plc	703,297
463,192	SThree Plc	1,501,923
811,869	Topps Tiles Plc	1,224,339
102,117	Travis Perkins Plc	2,232,871
804,401	Tyman Plc	2,881,896
697,493	Wilmington Plc	2,198,414
173,118	Xaar Plc	1,143,027

	Total United Kingdom	39,208,640

	TOTAL COMMON STOCKS (COST $222,716,320)	226,716,160

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
240,700	Banpu PCL, Warrants, Expires 05/31/17 *	69,535

	TOTAL RIGHTS/WARRANTS (COST $0)	69,535

10	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares		Description	Value ($)
		MUTUAL FUNDS — 0.7%

		United States — 0.7%
		Affiliated Issuers
	60,004	GMO U.S. Treasury Fund	1,500,697

		TOTAL MUTUAL FUNDS (COST $1,500,697)	1,500,697

		SHORT-TERM INVESTMENTS — 1.9%

		Time Deposits — 1.9%
	1,162,753	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 09/01/16	1,162,753
GBP	20,667	BNP Paribas (Paris) Time Deposit, 0.05%, due 09/01/16	27,139
	1,135,689	BNP Paribas (Paris) Time Deposit, 0.15%, due 09/01/16	1,135,689
SGD	55,731	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/16	40,905
AUD	82,432	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	61,951
	828,449	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 09/01/16	828,449
	1,162,753	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	1,162,753

		Total Time Deposits	4,419,639

		TOTAL SHORT-TERM INVESTMENTS (COST $4,419,639)	4,419,639

		TOTAL INVESTMENTS — 99.9% (Cost $228,636,656)	232,706,031
		Other Assets and Liabilities (net) — 0.1%	344,678

		TOTAL NET ASSETS — 100.0%	$233,050,709

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(b)	Bankrupt issuer.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 12.

See accompanying notes to the financial statements.	11

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

12	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,985,554	$23,374,533	$1,500,697
Investments in unaffiliated issuers, at value (Note 2)(b)	138,199,145	926,391,945	231,205,334
Foreign currency, at value (Note 2)(c)	9,745	159,895	51,714
Receivable for investments sold	—	—	598
Dividends receivable	376,835	1,626,800	425,047
Dividend withholding tax receivable	160,839	601,355	133,446
Foreign capital gains tax refund receivable	10,697	305,990	10,527
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	24,376	55,077	69,866
Miscellaneous receivable	1,408	8,700	605

Total assets	141,768,599	952,524,295	233,397,834

Liabilities:
Payable for investments purchased	1,408	8,694	—
Accrued foreign capital gains tax payable (Note 2)	—	137,667	44,987
Payable to affiliate for (Note 5):
Management fee	76,573	602,457	128,843
Shareholder service fee	23,114	101,103	32,210
Payable to agents unaffiliated with GMO	33	132	33
Payable to Trustees and related expenses	57	542	199
Accrued expenses	174,350	189,269	140,853

Total liabilities	275,535	1,039,864	347,125

Net assets	$141,493,064	$951,484,431	$233,050,709

Net assets consist of:
Paid-in capital	$170,603,742	$909,079,949	$245,713,401
Accumulated undistributed net investment income	2,021,588	3,702,913	2,774,394
Accumulated net realized gain (loss)	(29,269,262)	(27,046,714)	(19,429,151)
Net unrealized appreciation (depreciation)	(1,863,004)	65,748,283	3,992,065

	$141,493,064	$951,484,431	$233,050,709

Net assets attributable to:
Class II	$66,013,375	$—	$—

Class III	$71,938,732	$332,503,446	$233,050,709

Class IV	$3,540,957	$618,980,985	$—

Shares outstanding:
Class II	5,831,229	—	—

Class III	6,310,718	23,301,499	10,704,004

Class IV	302,009	43,474,888	—

Net asset value per share:
Class II	$11.32	$—	$—

Class III	$11.40	$14.27	$21.77

Class IV	$11.72	$14.24	$—

(a) Cost of investments – affiliated issuers:	$2,985,554	$23,371,605	$1,500,697
(b) Cost of investments – unaffiliated issuers:	$140,019,828	$860,437,223	$227,135,959
(c) Cost of foreign currency:	$9,737	$160,193	$51,644

See accompanying notes to the financial statements.	13

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,364,455	$17,859,206	$4,496,853
Dividends from affiliated issuers (Note 10)	9,003	61,225	9,902
Interest	1,574	8,194	1,127

Total investment income	3,375,032	17,928,625	4,507,882

Expenses:
Management fee (Note 5)	470,993	3,336,852	751,237
Shareholder service fee – Class II (Note 5)	76,296	—	—
Shareholder service fee – Class III (Note 5)	63,098	250,458	187,809
Shareholder service fee – Class IV (Note 5)	1,578	309,721	—
Audit and tax fees	51,888	48,208	48,484
Custodian and fund accounting agent fees	77,080	251,712	150,256
Legal fees	4,784	18,860	9,568
Registration fees	11,444	1,840	2,024
Transfer agent fees	24,104	18,492	12,788
Trustees’ fees and related expenses (Note 5)	1,104	7,322	1,932
Miscellaneous	4,416	8,648	18,400

Total expenses	786,785	4,252,113	1,182,498
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(155,040)	(325,864)	(222,292)

Net expenses	631,745	3,926,249	960,206

Net investment income (loss)	2,743,287	14,002,376	3,547,676

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,069,578)	(5,532,338)	(13,206,664)
Investments in affiliated issuers	2,379	18,508	60
Realized gain distributions from affiliated issuers (Note 10)	175	747	176
Foreign currency, forward contracts and foreign currency related transactions	(30,898)	68,295	(121,192)

Net realized gain (loss)	(3,097,922)	(5,444,788)	(13,327,620)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13,574,746	87,143,332	34,435,117
Investments in affiliated issuers	(389)	(1,585)	(531)
Foreign currency, forward contracts and foreign currency related transactions	17,280	(15,499)	(9,095)

Net change in unrealized appreciation (depreciation)	13,591,637	87,126,248	34,425,491

Net realized and unrealized gain (loss)	10,493,715	81,681,460	21,097,871

Net increase (decrease) in net assets resulting from operations	$13,237,002	$95,683,836	$24,645,547

(a) Withholding tax:	$391,671	$1,618,969	$396,754

14	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Foreign Fund		Foreign Small Companies Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,743,287	$6,165,918	$14,002,376	$18,765,230
Net realized gain (loss)	(3,097,922)	(763,887)	(5,444,788)	19,398,085
Change in net unrealized appreciation (depreciation)	13,591,637	(23,646,550)	87,126,248	(151,990,302)

Net increase (decrease) in net assets from operations	13,237,002	(18,244,519)	95,683,836	(113,826,987)

Distributions to shareholders from:
Net investment income
Class II	(385,839)	(3,078,855)	—	—
Class III	(561,375)	(3,291,815)	(1,073,204)	(5,563,761)
Class IV	(22,597)	(786,711)	(2,101,006)	(13,945,012)

Total distributions from net investment income	(969,811)	(7,157,381)	(3,174,210)	(19,508,773)

Net realized gains
Class III	—	—	—	(9,686,581)
Class IV	—	—	—	(23,728,618)

Total distributions from net realized gains	—	—	—	(33,415,199)

Net share transactions (Note 9):
Class II	(10,505,092)	(25,438,691)	—	—
Class III	(16,093,011)	(59,807,577)	(16,136,261)	11,586,510
Class IV	549,910	(19,372,725)	(48,194,912)	(36,885,233)

Increase (decrease) in net assets resulting from net share transactions	(26,048,193)	(104,618,993)	(64,331,173)	(25,298,723)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	121,147	115,825
Class IV	—	—	217,002	273,609

Increase in net assets resulting from purchase premiums and redemption fees	—	—	338,149	389,434

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(26,048,193)	—	(63,993,024)	(24,909,289)

Total increase (decrease) in net assets	(13,781,002)	(130,020,893)	28,516,602	(191,660,248)

Net assets:
Beginning of period	155,274,066	285,294,959	922,967,829	1,114,628,077

End of period	$141,493,064	$155,274,066	$951,484,431	$922,967,829

Accumulated undistributed net investment income	$2,021,588	$248,112	$3,702,913	$—

Distributions in excess of net investment income	$—	$—	$—	$(7,125,253)

See accompanying notes to the financial statements.	15

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Small Companies Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,547,676	$5,596,802
Net realized gain (loss)	(13,327,620)	(1,482,496)
Change in net unrealized appreciation (depreciation)	34,425,491	(37,006,716)

Net increase (decrease) in net assets from operations	24,645,547	(32,892,410)

Distributions to shareholders from:
Net investment income
Class III	(316,268)	(6,197,734)

Total distributions from net investment income	(316,268)	(6,197,734)

Net share transactions (Note 9):
Class III	(37,325,389)	1,195,773

Increase (decrease) in net assets resulting from net share transactions	(37,325,389)	1,195,773

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	312,771	182,910

Increase in net assets resulting from purchase premiums and redemption fees	312,771	182,910

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(37,012,618)	1,378,683

Total increase (decrease) in net assets	(12,683,339)	(37,711,461)

Net assets:
Beginning of period	245,734,048	283,445,509

End of period	$233,050,709	$245,734,048

Accumulated undistributed net investment income	$2,774,394	$—

Distributions in excess of net investment income	$—	$(457,014)

16	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015		2014		2013		2012				2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.45		$12.12		$13.58		$11.57		$11.21		$12.88		$10.52		$12.20		$13.66		$11.64		$11.27		$12.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19^		0.30		0.26		0.30		0.29		0.31		0.19^		0.32		0.26		0.32		0.30		0.34
Net realized and unrealized gain (loss)	0.75		(1.51)		(0.93)		2.04		0.43		(1.43)		0.76		(1.53)		(0.92)		2.04		0.44		(1.47)

Total from investment operations	0.94		(1.21)		(0.67)		2.34		0.72		(1.12)		0.95		(1.21)		(0.66)		2.36		0.74		(1.13)

Less distributions to shareholders:
From net investment income	(0.07)		(0.46)		(0.39)		(0.33)		(0.36)		(0.55)		(0.07)		(0.47)		(0.40)		(0.34)		(0.37)		(0.55)
From net realized gains	—		—		(0.40)		—		—		—		—		—		(0.40)		—		—		—

Total distributions	(0.07)		(0.46)		(0.79)		(0.33)		(0.36)		(0.55)		(0.07)		(0.47)		(0.80)		(0.34)		(0.37)		(0.55)

Net asset value, end of period	$11.32		$10.45		$12.12		$13.58		$11.57		$11.21		$11.40		$10.52		$12.20		$13.66		$11.64		$11.27

Total Return(b)	9.01	%**	(10.30)%		(4.75)%		20.39%		6.65%		(8.38)%		9.10	%**	(10.29)%		(4.64)%		20.42%		6.75%		(8.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,013		$70,865		$108,343		$165,028		$217,052		$259,270		$71,939		$81,645		$152,047		$197,489		$222,262		$403,157
Net expenses to average daily net assets	0.85	%(c)*	0.83	%(c)	0.83	%(c)	0.83	%(c)(d)	0.84	%(c)(d)	0.82	%(d)	0.78	%(c)*	0.76	%(c)	0.76	%(c)	0.76	%(c)(d)	0.77	%(c)(d)	0.75	%(d)
Net investment income (loss) to average daily net assets(a)	3.36	%*^	2.54%		2.04%		2.37%		2.65%		2.71%		3.35	%*^	2.61%		2.02%		2.53%		2.78%		2.89%
Portfolio turnover rate	33	%(e)**	113	%(f)	113%		98%		91%		58%		33	%(e)**	113	%(f)	113%		98%		91%		58%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.20	%*	0.18%		0.13%		0.11%		0.07%		0.07%		0.20	%*	0.17%		0.13%		0.12%		0.07%		0.08%

	Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.81		$12.53		$14.00		$11.92		$11.55		$13.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.56^		0.40		0.40		0.35		0.33		0.33
Net realized and unrealized gain (loss)	0.42		(1.64)		(1.07)		2.08		0.42		(1.46)

Total from investment operations	0.98		(1.24)		(0.67)		2.43		0.75		(1.13)

Less distributions to shareholders:
From net investment income	(0.07)		(0.48)		(0.40)		(0.35)		(0.38)		(0.57)
From net realized gains	—		—		(0.40)		—		—		—

Total distributions	(0.07)		(0.48)		(0.80)		(0.35)		(0.38)		(0.57)

Net asset value, end of period	$11.72		$10.81		$12.53		$14.00		$11.92		$11.55

Total Return(b)	9.09	%**	(10.24)%		(4.59)%		20.54%		6.68%		(8.21)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,541		$2,763		$24,905		$67,628		$88,992		$391,421
Net expenses to average daily net assets	0.72	%(c)*	0.70	%(c)	0.70	%(c)	0.70	%(c)(d)	0.70	%(c)(d)	0.69	%(d)
Net investment income (loss) to average daily net assets(a)	9.62	%*^	3.25%		2.96%		2.71%		3.02%		2.74%
Portfolio turnover rate	33	%(e)**	113	%(f)	113%		98%		91%		58%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.19	%*	0.18%		0.13%		0.11%		0.07%		0.07%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 37% of the average value of its portfolio.
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 65% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.
^	Net investment income per share class may appear skewed due to the timing of purchases and redemptions of Fund shares and their impact on class allocations.

See accompanying notes to the financial statements.	17

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2016 (Unaudited)		February 28/29,
			2016		2015		2014		2013		2012				2016		2015		2014		2013		2012
Net asset value, beginning of period	$12.94		$15.31		$17.29		$14.40		$12.91		$14.22		$12.91		$15.28		$17.25		$14.37		$12.90		$14.20

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.26		0.20		0.27		0.23		0.19		0.21		0.27		0.21		0.25		0.12		0.17
Net realized and unrealized gain (loss)	1.17		(1.86)		(1.34)		3.62		1.43		(1.27	)(b)	1.17		(1.86)		(1.34)		3.64		1.54		(1.23	)(b)

Total from investment operations	1.38		(1.60)		(1.14)		3.89		1.66		(1.08)		1.38		(1.59)		(1.13)		3.89		1.66		(1.06)

Less distributions to shareholders:
From net investment income	(0.05)		(0.28)		(0.23)		(0.48)		(0.17)		(0.23)		(0.05)		(0.29)		(0.23)		(0.49)		(0.19)		(0.24)
From net realized gains	—		(0.49)		(0.61)		(0.52)		—		—		—		(0.49)		(0.61)		(0.52)		—		—

Total distributions	(0.05)		(0.77)		(0.84)		(1.00)		(0.17)		(0.23)		(0.05)		(0.78)		(0.84)		(1.01)		(0.19)		(0.24)

Net asset value, end of period	$14.27		$12.94		$15.31		$17.29		$14.40		$12.91		$14.24		$12.91		$15.28		$17.25		$14.37		$12.90

Total Return(c)	10.66	%**	(10.82)%		(6.34)%		27.54%		12.93%		(7.45)%		10.71	%**	(10.80)%		(6.25)%		27.61%		12.96%		(7.33)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$332,503		$316,303		$353,778		$236,393		$314,389		$483,122		$618,981		$606,665		$760,850		$851,384		$471,628		$71,373
Net expenses to average daily net assets	0.86	%(d)*	0.86	%(d)	0.85	%(d)	0.86	%(d)(e)	0.85	%(d)(e)	0.86	%(e)	0.81	%(d)*	0.81	%(d)	0.80	%(d)	0.81	%(d)(e)	0.80	%(d)(e)	0.81	%(e)
Net investment income (loss) to average daily net assets(a)	2.92	%*	1.73%		1.26%		1.73%		1.83%		1.43%		2.95	%*	1.79%		1.32%		1.56%		0.90%		1.34%
Portfolio turnover rate	24	%(f)**	60	%(g)	58%		57%		56%		46%		24	%(f)**	60	%(g)	58%		57%		56%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.07%		0.07%		0.07%		0.09%		0.10%		0.07	%*	0.07%		0.07%		0.07%		0.10%		0.10%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01		$0.01		$0.00	(h)	$0.02		$0.00	(h)	$0.01		$0.01		$0.01		$0.00	(g)	$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 26% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 44% of the average value of its portfolio.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)	2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$19.77		$22.95		$30.69	$25.02		$22.32		$25.44

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.30		0.45		0.57	0.45		0.54		0.51
Net realized and unrealized gain (loss)	1.73		(3.12)		(2.19)	7.11		3.06		(2.52)

Total from investment operations	2.03		(2.67)		(1.62)	7.56		3.60		(2.01)

Less distributions to shareholders:
From net investment income	(0.03)		(0.51)		(0.66)	(1.35)		(0.90)		(1.11)
From net realized gains	—		—		(5.46)	(0.54)		—		—

Total distributions	(0.03)		(0.51)		(6.12)	(1.89)		(0.90)		(1.11)

Net asset value, end of period	$21.77		$19.77		$22.95	$30.69		$25.02		$22.32

Total Return(c)	10.27	%**	(11.83)%		(4.87)%	31.30%		16.75%		(8.05)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$233,051		$245,734		$283,446	$382,688		$313,557		$368,374
Net expenses to average daily net assets(d)	0.77	%*	0.76%		0.77%	0.77	%(e)	0.76	%(e)	0.76	%(e)
Net investment income (loss) to average daily net assets(b)	2.83	%*	2.04%		2.15%	1.63%		2.50%		2.28%
Portfolio turnover rate	113	%(f)**	64	%(g)	83%	79%		76%		90%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18	%*	0.18%		0.17%	0.15%		0.17%		0.14%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03	(a)	$0.01	(a)	$0.03 (a)	$0.02	(a)	$0.01	(a)	$0.02	(a)
(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 118% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 49% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	19

GMO Trust Funds

Notes to Financial Statements

August 31, 2016 (Unaudited)

1.	Organization

Each of Foreign Fund, Foreign Small Companies Fund, and International Small Companies Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Foreign Fund	MSCI EAFE Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
International Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark

Foreign Small Companies Fund and International Small Companies Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether the Fund has a long position or a short position.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Foreign Fund	—		95%
Foreign Small Companies Fund	—		90%
International Small Companies Fund	0%	§	90%

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2016, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,899,092	$—	$3,899,092
Belgium	—	2,629,452	—	2,629,452
China	—	1,701,775	—	1,701,775
Finland	—	1,484,892	—	1,484,892
France	—	18,091,738	—	18,091,738
Germany	—	7,604,047	—	7,604,047
Hong Kong	—	6,427,669	—	6,427,669
India	838,331	—	—	838,331
Israel	—	1,572,713	—	1,572,713
Italy	—	3,228,886	—	3,228,886
Japan	—	30,502,030	—	30,502,030
Mexico	397,694	—	—	397,694
Netherlands	—	1,625,831	—	1,625,831
South Africa	—	532,505	—	532,505
South Korea	—	2,385,279	—	2,385,279
Spain	—	3,141,495	—	3,141,495
Sweden	—	4,762,537	—	4,762,537
Switzerland	—	8,112,024	—	8,112,024
Taiwan	—	1,745,866	—	1,745,866
United Kingdom	—	34,961,543	—	34,961,543

TOTAL COMMON STOCKS	1,236,025	134,409,374	—	135,645,399

Mutual Funds
United States	2,985,554	—	—	2,985,554

TOTAL MUTUAL FUNDS	2,985,554	—	—	2,985,554

Short-Term Investments	2,553,746	—	—	2,553,746

Total Investments	6,775,325	134,409,374	—	141,184,699

Total	$6,775,325	$134,409,374	$—	$141,184,699

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,617,712	$—	$—	$4,617,712
Australia	—	58,045,768	—	58,045,768
Brazil	—	3,816,023	—	3,816,023
Canada	48,955,866	—	—	48,955,866
Finland	—	16,085,658	—	16,085,658
France	—	132,424,805	—	132,424,805
Germany	—	43,702,804	—	43,702,804
Hong Kong	—	7,054,271	—	7,054,271
India	—	3,340,401	—	3,340,401
Ireland	—	5,481,389	—	5,481,389
Israel	—	9,878,562	—	9,878,562
Italy	—	32,479,438	—	32,479,438
Japan	—	218,270,457	—	218,270,457
Mexico	10,550,857	—	—	10,550,857
Netherlands	—	14,401,103	—	14,401,103
New Zealand	—	2,398,530	—	2,398,530
Russia	—	7,550,172	—	7,550,172
Singapore	—	6,273,679	—	6,273,679
South Africa	—	3,537,398	—	3,537,398
South Korea	—	5,020,970	—	5,020,970
Sweden	—	20,568,708	—	20,568,708
Switzerland	—	87,189,002	—	87,189,002
Taiwan	—	8,732,777	—	8,732,777
Thailand	—	8,426,324	—	8,426,324
United Kingdom	—	157,115,886	—	157,115,886

TOTAL COMMON STOCKS	64,124,435	851,794,125	—	915,918,560

Mutual Funds
United States	23,374,533	—	—	23,374,533

TOTAL MUTUAL FUNDS	23,374,533	—	—	23,374,533

Short-Term Investments	10,473,385	—	—	10,473,385

Total Investments	97,972,353	851,794,125	—	949,766,478

Total	$97,972,353	$851,794,125	$—	$949,766,478

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,129,988	$—	$—		$1,129,988
Australia	—	14,294,567	—		14,294,567
Austria	—	—	0	§	0	§
Brazil	—	934,380	—		934,380
Canada	12,069,986	—	—		12,069,986
China	—	—	0	§	0	§
Finland	—	3,939,490	—		3,939,490
France	—	32,627,664	—		32,627,664
Germany	—	10,756,221	—		10,756,221
Hong Kong	—	1,727,466	—		1,727,466
India	—	839,084	—		839,084
Indonesia	—	157,562	—		157,562
Ireland	—	1,342,435	—		1,342,435
Israel	—	2,419,340	—		2,419,340
Italy	—	7,977,710	—		7,977,710
Japan	—	53,760,142	—		53,760,142
Mexico	2,695,077	—	—		2,695,077
Netherlands	—	3,526,915	—		3,526,915
New Zealand	—	587,419	—		587,419
Russia	—	1,898,090	—		1,898,090
Singapore	—	1,567,211	—		1,567,211
South Africa	—	893,823	—		893,823
South Korea	—	1,229,674	—		1,229,674
Sweden	—	5,120,365	—		5,120,365
Switzerland	—	21,702,572	—		21,702,572
Taiwan	—	2,137,583	0	§	2,137,583
Thailand	—	2,172,756	—		2,172,756
United Kingdom	—	39,208,640	—		39,208,640

TOTAL COMMON STOCKS	15,895,051	210,821,109	0	§	226,825,265

Rights/Warrants
Thailand	69,535	—	—		69,535

TOTAL RIGHTS/WARRANTS	69,535	—	—		69,535

Mutual Funds
United States	1,500,697	—	—		1,500,697

TOTAL MUTUAL FUNDS	1,500,697	—	—		1,500,697

Short-Term Investments	4,419,639	—	—		4,419,639

Total Investments	21,884,922	210,821,109	—		232,706,031

Total	$21,884,922	$210,821,109	$0	§	$232,706,031

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2016, there were no significant transfers between Level 1 and Level 2.

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on each Fund’s net assets) as of August 31, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Foreign Fund	—
Foreign Small Companies Fund	—
International Small Companies Fund	0%§

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by member states of the European Union. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, certain Funds elected to defer to March 1, 2016 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Foreign Fund	—	(6,030,627)
Foreign Small Companies Fund	—	(20,779,658)
International Small Companies Fund	(50,574)	(1,264,827)

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)		Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	No Expiration Date		No Expiration Date
Foreign Fund	(12,719,749)	(5,941,515)	(18,661,264)	—
Foreign Small Companies Fund	—	—	—	—
International Small Companies Fund	—	(2,465,476)	(2,465,476)	(37,349)

As of August 31, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	144,685,654	6,880,172	(10,381,127)	(3,500,955)
Foreign Small Companies Fund	893,541,410	123,071,914	(66,846,846)	56,225,068
International Small Companies Fund	229,181,125	12,159,959	(8,635,053)	3,524,906

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a fund will vary (see Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

As of August 31, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund
Purchase Premium	—	0.50%	0.50%
Redemption Fee	—	0.50%	0.50%

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund
Counterparty Risk	X	X	X
Currency Risk	X	X	X
Derivatives and Short Sales Risk	X	X	X
Focused Investment Risk	X	X	X
Illiquidity Risk	X	X	X
Large Shareholder Risk	X	X	X
Leveraging Risk	X	X	X
Management and Operational Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Market Risk – Equities	X	X	X
Non-Diversified Funds	X
Non-U.S. Investment Risk	X	X	X
Small Company Risk	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•  COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the currency in which the Fund is denominated. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the

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Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

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Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment. In addition, the Securities and Exchange Commission recently proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would

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need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. GMO expects that the Funds’ transactions will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, which will take effect when rules imposing mandatory minimum margin requirements on bilateral swaps, as described above, become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

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• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when a Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g. inaccuracies, staleness) that could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets or reduce the value of investments traded in them, including investments of the Funds. Instances of fraud and other deceptive practices committed by senior management of certain companies in which a Fund invests may undermine GMO’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact a Fund’s investment program. Financial fraud also may impact the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its

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currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Fund is not a diversified investment company within the meaning of the 1940 Act:

•	Foreign Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund may be unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Fund determines there is a high likelihood the refund will be received.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

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In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a smaller group of key employees as compared to larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund

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might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in

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excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

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Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2016 and the Statements of Operations for the period ended August 31, 2016^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
GMO International Small Companies Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$69,535	$—	$—	$—	$69,535

Total	$—	$—	$69,535	$—	$—	$—	$69,535

Derivatives not subject to Master Agreements	—	—	—	—	—	—	—

Total subject to Master Agreements	$—	$—	$69,535	$—	$—	$—	$69,535

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(28,337)	$—	$—	$—	$(28,337)

Total	$—	$—	$(28,337)	$—	$—	$—	$(28,337)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$69,366	$—	$—	$—	$69,366

Total	$—	$—	$69,366	$—	$—	$—	$69,366

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because the Funds do not presently have a legally enforceable right of set-off, these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2016, if any.

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The average derivative activity of market values (rights and/or warrants) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2016:

Fund Name	Rights and/or Warrants ($)
Foreign Fund	36,486*
Foreign Small Companies Fund	232,953*
International Small Companies Fund	78,424

*	During the period ended August 31, 2016, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund
Management Fee	0.60%	0.70%	0.60%

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV
Foreign Fund	0.22%	0.15%	0.09%
Foreign Small Companies Fund		0.15%	0.10%
International Small Companies Fund		0.15%

For each Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2017 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

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August 31, 2016 (Unaudited)

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2016 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Foreign Fund	1,104	184
Foreign Small Companies Fund	7,322	736
International Small Companies Fund	1,932	184

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Foreign Fund	< 0.001%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	< 0.001%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to insure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2016, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, for the period ended August 31, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Foreign Fund	—	56,276,477	—	81,720,748
Foreign Small Companies Fund	—	244,762,792	—	302,320,445
International Small Companies Fund	—	286,731,822	—	326,175,808

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning the Fund greater than 10% of the outstanding shares	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Foreign Fund	3	73.91%	1.29%	—
Foreign Small Companies Fund	3	71.19%	—	—
International Small Companies Fund	2	68.61%	0.05%	—

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
Foreign Fund
Class II:
Shares sold	175,707	$1,936,347	67,258	$775,061
Shares issued to shareholders in reinvestment of distributions	36,077	384,584	266,995	3,069,952
Shares repurchased	(1,163,283)	(12,826,023)	(2,489,243)	(29,283,704)

Net increase (decrease)	(951,499)	$(10,505,092)	(2,154,990)	$(25,438,691)

Class III:
Shares sold	—	$—	2,643,774	$29,943,507
Shares issued to shareholders in reinvestment of distributions	52,159	559,664	30,052	358,824
Shares repurchased	(1,500,617)	(16,652,675)	(7,377,328)	(90,109,908)

Net increase (decrease)	(1,448,458)	$(16,093,011)	(4,703,502)	$(59,807,577)

Class IV:
Shares sold	94,068	$1,100,024	117,380	$1,442,285
Shares issued to shareholders in reinvestment of distributions	1,896	20,913	65,209	775,219
Shares repurchased	(49,529)	(571,027)	(1,914,868)	(21,590,229)

Net increase (decrease)	46,435	$549,910	(1,732,279)	$(19,372,725)

Foreign Small Companies Fund
Class III:
Shares sold	—	$—	3,746,746	$48,707,693
Shares issued to shareholders in reinvestment of distributions	72,174	956,310	1,083,586	15,250,342
Shares repurchased	(1,215,677)	(17,092,571)	(3,493,135)	(52,371,525)
Purchase premiums	—	217	—	538
Redemption fees	—	120,930	—	115,287

Net increase (decrease)	(1,143,503)	$(16,015,114)	1,337,197	$11,702,335

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares		Amount
Foreign Small Companies Fund (continued)
Class IV:
Shares sold	8,926	$123,507	29,565		$413,561
Shares issued to shareholders in reinvestment of distributions	158,927	2,101,006	2,608,099		36,602,731
Shares repurchased	(3,685,431)	(50,419,425)	(5,448,901)		(73,901,525)
Purchase premiums	—	388	—		1,305
Redemption fees	—	216,614	—		272,304

Net increase (decrease)	(3,517,578)	$(47,977,910)	(2,811,237)		$(36,611,624)

International Small Companies Fund
Class III#:
Shares sold	663,166	$14,437,500	674,669	#	$15,897,693
Shares issued to shareholders in reinvestment of distributions	14,463	299,374	275,878	#	5,902,470
Shares repurchased	(2,396,813)	(52,062,263)	(872,262	)#	(20,604,390)
Purchase premiums	—	62,500	—		79,888
Redemption fees	—	250,271	—		103,022

Net increase (decrease)	(1,719,184)	$(37,012,618)	78,285	#	$1,378,683

#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$2,474,385	$7,509,179	$7,000,000	$9,003	$175	$2,985,554

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$28,295,639	$30,061,972	$35,000,000	$61,225	$747	$23,374,533

International Small Companies Fund
GMO U.S. Treasury Fund	$3,326,167	$19,000,000	$20,825,000	$9,902	$176	$1,500,697

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2016 through August 31, 2016. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2017.

11.	Subsequent events

Subsequent to August 31, 2016, GMO International Small Companies Fund received redemption requests in the amount of $80,042,559.

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2016 (Unaudited)

GMO Foreign Fund

Approval of renewal of management agreement for GMO Foreign Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

GMO Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

GMO International Small Companies Fund

Approval of renewal of management agreement for GMO International Small Companies Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2016 through August 31, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Foreign Fund
Class II	$1,000.00	$1,090.10	$4.48	$1,000.00	$1,020.92	$4.33	0.85%
Class III	$1,000.00	$1,091.00	$4.11	$1,000.00	$1,021.27	$3.97	0.78%
Class IV	$1,000.00	$1,090.90	$3.79	$1,000.00	$1,021.58	$3.67	0.72%
Foreign Small Companies Fund
Class III	$1,000.00	$1,106.60	$4.57	$1,000.00	$1,020.87	$4.38	0.86%
Class IV	$1,000.00	$1,107.10	$4.30	$1,000.00	$1,021.12	$4.13	0.81%
International Small Companies Fund
Class III	$1,000.00	$1,102.70	$4.08	$1,000.00	$1,021.32	$3.92	0.77%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2016, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO Trust

Semiannual Report

August 31, 2016

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.6%
Short-Term Investments	2.3
Preferred Stocks	0.9
Rights/Warrants	0.0 ^
Other	0.2

100.0%

Country Summary¤	% of Investments
United States	44.6%
Japan	13.8
United Kingdom	7.9
Germany	5.3
France	5.1
Other Developed	3.5 ‡
Canada	2.6
Switzerland	2.5
Other Emerging	2.2 †
Australia	2.2
Netherlands	1.9
Hong Kong	1.3
Taiwan	1.3
South Korea	1.2
China	1.2
Spain	1.2
Italy	1.1
Russia	1.1

100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

Industry Group Summary	% of Equity Investments#
Banks	9.1%
Insurance	8.4
Energy	7.8
Pharmaceuticals, Biotechnology & Life Sciences	6.8
Telecommunication Services	6.7
Automobiles & Components	6.2
Capital Goods	5.9
Technology Hardware & Equipment	5.8
Materials	5.0
Food, Beverage & Tobacco	4.8
Transportation	4.2
Software & Services	3.8
Retailing	3.5
Real Estate	3.3
Utilities	2.9
Consumer Durables & Apparel	2.7
Diversified Financials	2.6
Food & Staples Retailing	2.4
Commercial & Professional Services	1.8
Health Care Equipment & Services	1.5
Media	1.5
Semiconductors & Semiconductor Equipment	1.4
Household & Personal Products	1.3
Consumer Services	0.6

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 75.8%

	Australia — 2.1%
41,338	Adelaide Brighton Ltd	162,862
4,214	Challenger Ltd	29,056
8,642	CIMIC Group Ltd	191,910
61,350	Dexus Property Group (REIT)	447,520
37,101	Downer EDI Ltd	136,381
82,150	Fairfax Media Ltd	60,727
1,969	Flight Centre Travel Group Ltd	54,455
4,120	Goodman Group (REIT)	23,459
107,533	GPT Group (The) (REIT)	430,121
11,274	Investa Office Fund (REIT)	38,592
217,010	Mirvac Group (REIT)	377,697
76,762	OZ Minerals Ltd	368,272
426,094	Scentre Group (REIT)	1,589,622
26,843	Sonic Healthcare Ltd	463,375
85,512	Star Entertainment Grp Ltd (The)	378,624
24,333	Stockland (REIT)	88,585
236,261	Telstra Corp Ltd	932,975
20,718	Westfield Corp (REIT)	158,906
11,340	Woodside Petroleum Ltd	242,945
13,005	WorleyParsons Ltd *	79,218

	Total Australia	6,255,302

	Austria — 0.3%
573	Oesterreichische Post AG *	20,581
18,679	OMV AG	523,390
6,828	voestalpine AG	226,296

	Total Austria	770,267

	Belgium — 0.1%
1,226	Ageas	42,513
7,004	AGFA-Gevaert NV *	22,212
9,679	bpost SA	246,317
404	Groupe Bruxelles Lambert SA	35,481

	Total Belgium	346,523

	Brazil — 0.3%
8,330	Banco Bradesco SA	75,066
70,600	Banco do Brasil SA	507,440
73,700	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	408,760
8,900	EDP-Energias do Brasil SA	39,412

	Total Brazil	1,030,678

	Canada — 2.6%
18,200	Air Canada *	124,350
9,800	Alimentation Couche-Tard Inc – Class B	505,394
3,900	Bank of Montreal	258,672
40,800	BCE Inc	1,906,219

Shares	Description	Value ($)
	Canada — continued
700	BCE Inc	32,690
2,500	Canadian Imperial Bank of Commerce	198,452
3,600	Canadian National Railway Co	231,334
1,400	Canadian Tire Corp Ltd – Class A	143,406
200	CCL Industries Inc – Class B	38,165
7,500	Celestica Inc *	79,953
12,300	CGI Group Inc – Class A *	598,680
24,100	CI Financial Corp	471,745
400	Cogeco Communications Inc	19,353
6,000	Emera Inc	218,469
42,300	IAMGOLD Corp *	156,916
2,900	Magna International Inc	116,783
36,400	Metro Inc	1,236,279
2,000	Power Corp of Canada	42,275
20,600	Sun Life Financial Inc	650,014
1,800	Toromont Industries Ltd	54,464
8,500	Toronto-Dominion Bank (The)	379,305
11,100	Transcontinental Inc – Class A	162,513
2,800	WestJet Airlines Ltd	51,670

	Total Canada	7,677,101

	China — 1.2%
29,500	Anhui Conch Cement Co Ltd – Class H	82,624
11,000	ANTA Sports Products Ltd	29,705
155,000	Belle International Holdings Ltd	100,469
323,000	China Communications Construction Co Ltd – Class H	350,978
212,000	China Communications Services Corp Ltd – Class H	124,445
44,000	China Everbright Ltd	91,057
192,000	China Jinmao Holdings Group Ltd	59,734
19,000	China Machinery Engineering Corp – Class H	11,539
19,000	China Mengniu Dairy Co Ltd	35,923
530,000	China National Building Material Co Ltd – Class H	238,484
162,000	China Petroleum & Chemical Corp – Class H	115,789
100,500	China Railway Construction Corp Ltd – Class H	122,651
95,000	China Railway Group Ltd – Class H	70,179
112,000	China Resources Power Holdings Co Ltd	192,913
102,500	China Shenhua Energy Co Ltd – Class H	183,555
457,060	China Telecom Corp Ltd – Class H	235,509
44,000	China Travel International Investment Hong Kong Ltd	12,904
118,000	CNOOC Ltd	142,358
152,000	Dongfeng Motor Group Co Ltd – Class H	162,010
21,500	Fosun International Ltd	29,685
65,000	Geely Automobile Holdings Ltd	51,996
67,000	Greentown China Holdings Ltd *	54,581
100,000	Guangdong Investment Ltd	154,416
138,400	Guangzhou R&F Properties Co Ltd – Class H	233,247

2	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	China — continued
40,000	Huabao International Holdings Ltd *	15,390
106,000	Huaneng Power International Inc – Class H	64,587
42,000	Kunlun Energy Co Ltd	30,801
47,000	Lee & Man Paper Manufacturing Ltd	37,857
59,000	People’s Insurance Co Group of China Ltd (The) – Class H	23,632
78,000	Shimao Property Holdings Ltd	108,255
84,500	Sino-Ocean Land Holdings Ltd	39,122
27,000	Sinopec Engineering Group Co Ltd – Class H	22,341
158,719	Skyworth Digital Holdings Ltd	117,285
19,000	TravelSky Technology Ltd – Class H	41,184
16,000	Zhejiang Expressway Co Ltd – Class H	17,820

	Total China	3,405,025

	Czech Republic — 0.1%
9,175	CEZ AS	160,147
510	Komercni Banka as	17,248

	Total Czech Republic	177,395

	Denmark — 0.3%
78	AP Moeller – Maersk A/S – Class A	111,310
420	AP Moeller – Maersk A/S – Class B	628,304
1,419	Carlsberg A/S – Class B	133,203

	Total Denmark	872,817

	Finland — 0.3%
5,701	Neste Oyj	237,459
165	Sampo Oyj – A Shares	7,097
32,659	UPM – Kymmene Oyj	656,445

	Total Finland	901,001

	France — 5.1%
11,161	Air France-KLM *	61,433
920	APERAM SA	38,097
169,295	AXA SA	3,563,197
19,123	BNP Paribas SA	976,621
1,112	Carrefour SA	28,060
4,814	Christian Dior SE	834,222
11,490	Cie Generale des Etablissements Michelin	1,224,792
19,151	CNP Assurances	308,916
3,173	M6-Metropole Television SA	56,354
6,790	Peugeot SA *	100,511
16,106	Rexel SA	259,443
329	Sanofi	25,388
11,018	SCOR SE	325,088
1,213	Societe BIC SA	177,249
14,997	Societe Generale SA	547,536
5,703	Suez	86,476
110,884	TOTAL SA	5,297,637

Shares	Description	Value ($)
	France — continued
45,264	Vivendi SA	876,705

	Total France	14,787,725

	Germany — 4.9%
12,976	ADVA Optical Networking SE *	110,720
18,609	Allianz SE (Registered)	2,766,358
27,562	BASF SE	2,235,707
15,985	Bayerische Motoren Werke AG	1,388,982
205	Bechtle AG	22,873
56,696	Daimler AG (Registered)	3,924,549
68,007	Deutsche Lufthansa AG (Registered)	791,103
6,225	Evonik Industries AG	208,876
1,487	Fraport AG Frankfurt Airport Services Worldwide	82,868
1,227	Fresenius SE & Co KGaA	89,447
6,432	Hannover Rueck SE	657,536
1,467	HeidelbergCement AG	136,136
3,994	Muenchener Rueckversicherungs AG (Registered)	721,241
12,651	ProSiebenSat.1 Media SE	545,844
4,360	RHOEN-KLINIKUM AG	128,898
429	RTL Group SA	36,115
6,847	Software AG	272,231
4,968	STADA Arzneimittel AG	266,420
1,033	Talanx AG	30,238

	Total Germany	14,416,142

	Hong Kong — 1.3%
116,500	BOC Hong Kong Holdings Ltd	406,745
27,500	CK Hutchison Holdings Ltd	352,837
33,200	Dah Sing Banking Group Ltd	60,924
15,500	Henderson Land Development Co Ltd	90,435
66,600	Hongkong Land Holdings Ltd	431,654
55,000	Hysan Development Co Ltd	265,194
86,500	Kerry Properties Ltd	251,216
75,000	Link REIT	544,794
17,000	Luk Fook Holdings International Ltd	38,753
26,000	New World Development Co Ltd	32,513
30,000	Pacific Textiles Holdings Ltd	39,423
399,000	SJM Holdings Ltd	250,316
27,500	Swire Pacific Ltd – Class A	303,380
20,000	Techtronic Industries Co Ltd	81,015
34,000	Wharf Holdings Ltd (The)	239,616
40,000	Wheelock & Co Ltd	228,405
12,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	2,578
96,000	Xinyi Glass Holdings Ltd *	82,524

	Total Hong Kong	3,702,322

See accompanying notes to the financial statements.	3

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.0%
21,718	Magyar Telekom Telecommunications Plc	33,864
3,333	Richter Gedeon Nyrt	68,375

	Total Hungary	102,239

	India — 0.0%
11,878	Indiabulls Housing Finance Ltd	145,023

	Ireland — 0.1%
5,252	CRH Plc	176,515

	Israel — 0.7%
59,015	Bank Hapoalim BM	316,861
71,905	Bank Leumi Le-Israel BM *	269,449
15,505	Bezeq The Israeli Telecommunication Corp Ltd	31,164
13,400	Check Point Software Technologies Ltd *	1,028,316
28,192	Israel Discount Bank Ltd – Class A *	50,911
1,515	Mizrahi Tefahot Bank Ltd	18,287
7,000	Teva Pharmaceutical Industries Ltd Sponsored ADR	352,730

	Total Israel	2,067,718

	Italy — 1.1%
46,855	Banca Mediolanum SPA	325,519
193,447	Enel SPA	854,830
65,939	ENI SPA	995,423
1,970	EXOR SPA	81,004
17,201	Fiat Chrysler Automobiles NV	118,968
52,375	Hera SPA	145,193
6,620	Poste Italiane SPA	46,164
14,815	Recordati SPA	448,398
1,971	Rizzoli Corriere Della Sera Mediagroup SPA *	2,135
47,700	Snam SPA	264,755
2,400	Societa Cattolica di Assicurazioni SCRL	13,908

	Total Italy	3,296,297

	Japan — 13.8%
900	Ain Holdings Inc	51,111
3,600	Aisin Seiki Co Ltd	170,289
4,200	Aoyama Trading Co Ltd	136,423
600	Asahi Breweries Ltd	19,631
5,000	Asahi Kasei Corp	42,242
4,600	Asatsu-DK Inc	112,898
3,500	Autobacs Seven Co Ltd	48,523
2,200	Bandai Namco Holdings Inc	60,136
9,200	Bridgestone Corp	316,415
24,000	Calsonic Kansei Corp	189,106
21,200	Canon Inc	607,924
8,700	Central Japan Railway Co	1,430,641
13,000	Chiba Bank Ltd (The)	77,216

Shares	Description	Value ($)
	Japan — continued
4,000	Coca-Cola West Co Ltd	90,722
3,900	Concordia Financial Group Ltd *	20,163
10,400	Daicel Corp	132,898
900	Daito Trust Construction Co Ltd	132,574
15,000	Daiwa House Industry Co Ltd	387,515
12,000	Daiwabo Holdings Co Ltd	25,532
14,000	DCM Holdings Co Ltd	106,710
44,000	Denka Co Ltd	186,017
2,900	DIC Corp	88,366
18,100	Fuji Heavy Industries Ltd	720,420
42,500	FUJIFILM Holdings Corp	1,599,291
7,000	Fujikura Ltd	39,358
7,000	Fujitsu General Ltd	142,397
4,000	Fukuoka Financial Group Inc	16,963
1,100	Geo Holdings Corp	14,013
1,400	Haseko Corp	13,270
3,400	Hitachi Capital Corp	70,854
5,400	Honda Motor Co Ltd	166,353
2,500	Horiba Ltd	116,314
6,300	Idemitsu Kosan Co Ltd	114,801
2,600	Isuzu Motors Ltd	29,988
247,200	ITOCHU Corp	2,919,162
500	Jafco Co Ltd	14,598
35,300	Japan Airlines Co Ltd	1,077,431
6,300	K’s Holdings Corp	99,480
23,000	Kaneka Corp	187,845
14,000	Kanematsu Corp	20,583
151,000	KDDI Corp	4,414,429
3,800	Keihin Corp	58,433
1,800	Kewpie Corp	49,486
9,300	Konica Minolta Inc	84,013
4,600	Kuraray Co Ltd	65,826
1,200	Kuroda Electric Co Ltd	22,552
113,900	Marubeni Corp	568,395
11,000	Medipal Holdings Corp	174,217
80,700	Mitsubishi Chemical Holdings Corp	510,666
2,100	Mitsubishi Motors Corp	9,603
598,900	Mitsubishi UFJ Financial Group Inc	3,299,056
10,600	Mitsubishi UFJ Lease & Finance Co Ltd	49,778
68,200	Mitsui & Co Ltd	908,085
461,500	Mizuho Financial Group Inc	804,084
2,400	NHK Spring Co Ltd	22,654
1,100	Nifco Inc	55,457
4,000	Nippon Corp	72,493
9,000	Nippon Paper Industries Co Ltd	166,746
83,300	Nippon Telegraph & Telephone Corp	3,662,624
95,000	Nippon Yusen KK	173,231
13,000	Nishi-Nippon City Bank Ltd (The)	27,074
45,763	Nissan Motor Co Ltd	449,645
200	Nitori Holdings Co Ltd	20,245

4	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,000	NOK Corp	20,363
2,000	Nomura Real Estate Holdings Inc	32,618
32,500	NTT DOCOMO Inc	819,627
3,100	Open House Co Ltd	67,037
13,100	Orient Corp *	26,129
22,700	ORIX Corp	327,128
28,000	Otsuka Holdings Co Ltd	1,214,181
1,500	Pola Orbis Holdings Inc	119,805
21,900	Resona Holdings Inc	100,296
20,300	Ricoh Co Ltd	183,356
27,300	Sekisui Chemical Co Ltd	382,249
39,200	Sekisui House Ltd	632,446
2,000	Shimadzu Corp	31,371
200	Shimamura Co Ltd	23,152
333,900	Sojitz Corp	800,859
9,000	Sumitomo Chemical Co Ltd	41,290
45,500	Sumitomo Corp	493,710
14,100	Sumitomo Forestry Co Ltd	190,877
129,800	Sumitomo Mitsui Financial Group Inc	4,540,679
55,000	Sumitomo Mitsui Trust Holdings Inc	197,352
48,000	Sumitomo Osaka Cement Co Ltd	217,364
16,000	Sumitomo Rubber Industries Ltd	237,855
2,900	Sundrug Co Ltd	210,100
1,600	Suzuken Co Ltd	46,457
8,000	Takashimaya Co Ltd	58,601
7,300	Toho Holdings Co Ltd	141,916
4,400	Tokai Rika Co Ltd	87,277
11,500	Tokyo Electric Power Co Holdings Inc *	46,349
54,000	Tosoh Corp	333,159
18,700	Toyota Tsusho Corp	428,211
6,100	TS Tech Co Ltd	141,879
300	Tsuruha Holdings Inc	29,409
38,000	Ube Industries Ltd	69,177
2,400	Valor Holdings Co Ltd	64,801
32,100	Yamada Denki Co Ltd	150,171
6,000	Yamaguchi Financial Group Inc	63,396
7,500	Yokohama Rubber Co Ltd (The)	122,058

	Total Japan	40,157,670

	Mexico — 0.1%
14,300	Arca Continental SAB de CV	89,283
4,240	Gruma SAB de CV – Class B	56,368
3,500	Grupo Aeroportuario del Pacifico SAB de CV – Class B	34,801
45,900	Wal-Mart de Mexico SAB de CV	104,849

	Total Mexico	285,301

	Netherlands — 1.9%
2,297	Aalberts Industries NV	77,200
6,400	AerCap Holdings NV *	255,808

Shares	Description	Value ($)
	Netherlands — continued
1,500	AVG Technologies NV *	37,290
2,736	Heineken Holding NV	220,551
94,679	Koninklijke Ahold Delhaize NV	2,272,935
88,943	PostNL NV *	390,060
2,851	Randstad Holdings NV	134,888
11,013	TomTom NV *	101,441
21,347	Unilever NV CVA	982,199
25,368	Wolters Kluwer NV	1,067,156

	Total Netherlands	5,539,528

	New Zealand — 0.0%
6,215	Fletcher Building Ltd	47,748

	Norway — 0.9%
5,884	Bakkafrost P/F	211,103
5,194	BW LPG Ltd	13,691
15,916	DNB ASA	193,018
40,363	Orkla ASA	369,382
54,999	Statoil ASA	862,814
24,977	Storebrand ASA *	105,488
17,831	Telenor ASA	310,956
13,537	Yara International ASA	479,386

	Total Norway	2,545,838

	Poland — 0.1%
1,622	Asseco Poland SA	23,666
11,184	KGHM Polska Miedz SA *	209,645
9,660	PGE Polska Grupa Energetyczna SA	28,541

	Total Poland	261,852

	Portugal — 0.1%
23,296	CTT-Correios de Portugal SA	171,113
40,873	EDP-Energias de Portugal SA	137,318

	Total Portugal	308,431

	Russia — 1.1%
609,710	Gazprom PJSC	1,259,055
200,295	Gazprom PJSC Sponsored ADR	809,857
14,896	Lukoil PJSC Sponsored ADR	667,577
68,129	Rosneft PJSC GDR (Registered)	355,720
5,963	Tatneft PAO Sponsored ADR	175,848

	Total Russia	3,268,057

	Singapore — 0.2%
23,700	CapitaLand Commercial Trust Ltd (REIT)	26,852
92,700	CapitaLand Mall Trust (REIT)	146,885
19,400	SATS Ltd	67,039
374,900	Yangzijiang Shipbuilding Holdings Ltd	210,169

	Total Singapore	450,945

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.5%
44,814	African Bank Investments Ltd * (a)	3
8,754	AVI Ltd	53,026
3,516	Barclays Africa Group Ltd	35,647
14,414	Barloworld Ltd	81,600
14,847	Bidvest Group Ltd (The)	153,557
2,638	Clicks Group Ltd	21,703
2,736	Hyprop Investments Ltd (REIT)	23,949
800	Imperial Holdings Ltd	8,589
2,396	Kumba Iron Ore Ltd *	21,817
3,724	Liberty Holdings Ltd	28,526
11,178	MMI Holdings Ltd	17,183
5,143	Mondi Ltd	103,921
5,541	Nedbank Group Ltd	77,900
7,615	RMB Holdings Ltd	30,488
13,088	Sasol Ltd	330,398
2,828	Sibanye Gold Ltd Sponsored ADR	43,636
7,719	Telkom South Africa Ltd	31,960
27,202	Truworths International Ltd	140,984
18,269	Vodacom Group Ltd	190,149

	Total South Africa	1,395,036

	South Korea — 1.0%
263	Coway Co Ltd	19,644
505	Dongbu Insurance Co Ltd	30,534
175	E-MART Inc	24,689
1,546	Hana Financial Group Inc	40,492
847	Hankook Tire Co Ltd	42,361
3,148	Hankook Tire Worldwide Co Ltd	60,317
2,075	Hanwha Corp	68,059
2,121	Hyundai Mobis Co Ltd	494,275
3,003	Hyundai Motor Co	357,740
12,687	Industrial Bank of Korea	133,469
2,783	KB Financial Group Inc	97,099
12,850	Kia Motors Corp	483,037
1,284	Korean Reinsurance Co	13,758
745	KT&G Corp	78,106
337	LG Display Co Ltd	9,040
472	Samsung Electronics Co Ltd	684,621
92	Samsung Electronics Co Ltd GDR	66,574
1,232	SK Innovation Co Ltd	159,907
8,027	Woori Bank	76,270

	Total South Korea	2,939,992

	Spain — 1.2%
13,675	Ebro Foods SA	306,126
953	Enagas SA	28,006
62,484	Endesa SA	1,273,351
88,713	Iberdrola SA	584,346
45,336	International Consolidated Airlines Group SA	228,298

Shares	Description	Value ($)
	Spain — continued
22,160	Mapfre SA	60,103
66,194	Repsol SA	889,208

	Total Spain	3,369,438

	Sweden — 0.6%
18,471	Axfood AB	327,824
1,033	Bonava AB – B Shares *	12,453
3,843	Fastighets AB Balder – B Shares *	107,249
3,563	Intrum Justitia AB	112,389
1,033	NCC AB – B Shares	25,741
5,675	Sandvik AB	61,560
2,817	Skanska AB – B Shares	61,666
136,566	Telefonaktiebolaget LM Ericsson – B Shares	972,660

	Total Sweden	1,681,542

	Switzerland — 2.5%
6,516	Adecco Group AG (Registered)	375,385
744	Baloise Holding AG (Registered)	88,639
253	Cembra Money Bank AG *	18,329
87	dorma & kaba Holding AG – Class B (Registered)	68,334
452	EMS-Chemie Holding AG (Registered)	240,696
4,628	Kuehne & Nagel International AG (Registered)	646,603
122	LafargeHolcim Ltd (Registered)	6,477
3,640	Roche Holding AG	888,525
18	Sika AG	85,821
1,392	Swiss Life Holding AG (Registered) *	348,996
50,940	Swiss Re AG	4,304,768
471	Zurich Insurance Group AG *	120,608

	Total Switzerland	7,193,181

	Taiwan — 1.2%
11,000	Asustek Computer Inc	92,909
14,000	Catcher Technology Co Ltd *	100,423
137,047	E.Sun Financial Holding Co Ltd	77,000
24,494	Foxconn Technology Co Ltd *	68,603
177,000	Fubon Financial Holding Co Ltd	249,855
34,100	Highwealth Construction Corp	52,950
352,600	Hon Hai Precision Industry Co Ltd	975,319
4,202	Hon Hai Precision Industry Co Ltd GDR (Registered)	22,893
70,092	Hua Nan Financial Holdings Co Ltd – Class C	36,079
271,000	Innolux Corp	95,452
107,000	Inventec Corp	79,240
145,699	Lite-On Technology Corp	220,129
11,538	Lite-On Technology Corp GDR (a)	173,963
86,000	Mega Financial Holding Co Ltd	58,477
175,000	Pegatron Corp	422,236
45,000	Pou Chen Corp	65,081

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
26,000	Radiant Opto-Electronics Corp	42,587
144,082	Shin Kong Financial Holding Co Ltd *	31,548
11,000	Simplo Technology Co Ltd	36,165
75,065	Taishin Financial Holding Co Ltd	28,355
19,000	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	546,060
31,000	Uni-President Enterprises Corp	58,492
214,000	United Microelectronics Corp	77,593
81,000	Yuanta Financial Holding Co Ltd	28,665

	Total Taiwan	3,640,074

	Thailand — 0.0%
154,100	Krung Thai Bank Pcl NVDR	84,496

	Turkey — 0.7%
127,096	Eregli Demir ve Celik Fabrikalari TAS	191,214
42,062	KOC Holding AS	182,571
12,798	TAV Havalimanlari Holding AS	49,894
8,107	Tupras-Turkiye Petrol Rafineriler AS	158,725
143,122	Turk Hava Yollari AO *	249,547
13,365	Turk Telekomunikasyon AS	26,973
14,368	Turkcell Iletisim Hizmetleri AS *	48,157
113,118	Turkiye Halk Bankasi AS	339,495
276,434	Turkiye Is Bankasi – Class C	449,434
192,699	Turkiye Vakiflar Bankasi TAO – Class D	283,354

	Total Turkey	1,979,364

	United Kingdom — 7.8%
75,490	AstraZeneca Plc	4,872,955
3,750	Bellway Plc	114,777
21,956	Berkeley Group Holdings Plc (The)	770,365
6,119	Bovis Homes Group Plc	72,035
44,642	British American Tobacco Plc	2,769,707
1,600	British American Tobacco Plc Sponsored ADR	198,704
24,856	Carillion Plc	84,932
331,843	Centrica Plc	1,014,699
26,309	Compass Group Plc	497,963
14,985	Crest Nicholson Holdings Plc	91,528
19,518	Direct Line Insurance Group Plc	94,791
4,295	Galliford Try Plc	64,053
65,804	GlaxoSmithKline Plc	1,416,447
15,580	GlaxoSmithKline Plc Sponsored ADR	677,107
5,499	Hammerson Plc (REIT)	41,891
36,477	Henderson Group Plc	114,248
75,393	Home Retail Group Plc	158,030
43,200	HSBC Holdings Plc	320,483
24,900	HSBC Holdings Plc	185,129
7,129	Hunting Plc	43,495
33,265	Imperial Brands Plc	1,744,860

Shares	Description	Value ($)
	United Kingdom — continued
40,524	Inchcape Plc	373,469
37,938	Indivior Plc	156,609
7,054	Intermediate Capital Group Plc	55,156
54,888	J Sainsbury Plc	173,212
15,748	Jupiter Fund Management Plc	86,716
196,303	Kingfisher Plc	957,382
40,245	Legal & General Group Plc	111,322
8,459	LG Group Holdings Plc	105,660
2,294	Mondi Plc	46,679
16,513	National Grid Plc	227,252
47,845	Persimmon Plc	1,146,113
982	Playtech Plc	11,750
19,429	Reckitt Benckiser Group Plc	1,876,816
67,954	Royal Mail Plc	458,562
12,149	Royal Dutch Shell Plc A Shares (London)	296,918
7,542	Sage Group Plc (The)	71,859
12,049	WH Smith Plc	241,155
22,486	WM Morrison Supermarkets Plc	58,183
46,202	WPP Plc	1,066,710

	Total United Kingdom	22,869,722

	United States — 21.6%
8,400	3M Co.	1,505,616
3,600	Activision Blizzard, Inc.	148,932
6,900	Aflac, Inc.	511,842
10,400	AGCO Corp.	504,816
300	Alphabet, Inc. – Class C *	230,115
700	Altisource Portfolio Solutions SA *	22,806
16,400	Amdocs Ltd.	985,968
600	American National Insurance Co.	70,092
3,700	Anthem, Inc.	462,796
2,000	Apollo Commercial Real Estate Finance, Inc.	32,600
6,700	Apple, Inc.	710,870
1,700	AptarGroup, Inc.	132,566
104	Ares Capital Corp.	1,681
10,800	ARMOUR Residential REIT, Inc.	240,192
15,900	Arrow Electronics, Inc. *	1,046,697
23,800	Assured Guaranty Ltd.	660,926
3,000	AT&T, Inc.	122,640
1,500	Atlas Air Worldwide Holdings, Inc. *	55,710
1,000	Atmos Energy Corp.	73,700
14,800	Avery Dennison Corp.	1,146,112
2,800	Avista Corp.	113,736
23,600	Avnet, Inc.	983,648
26,502	Bed Bath & Beyond, Inc.	1,228,898
1,100	BGC Partners, Inc. – Class A	9,647
900	Booz Allen Hamilton Holding Corp.	27,324
800	CACI International, Inc. – Class A *	79,488
8,700	California Resources Corp.	86,391

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United States — continued
15,100	Capital One Financial Corp.	1,081,160
6,600	Cash America International, Inc.	287,298
1,700	CatchMark Timber Trust, Inc. (REIT) – Class A	19,890
300	Cheesecake Factory, Inc. (The)	15,423
800	Chemed Corp.	107,944
2,000	Chemical Financial Corp.	92,460
1,100	Chemours Co. (The)	14,509
13,000	Chimera Investment Corp. (REIT)	214,370
7,000	Cintas Corp.	822,570
63,400	Cisco Systems, Inc.	1,993,296
33,800	Citigroup, Inc.	1,613,612
800	Citrix Systems, Inc. *	69,760
8,200	Coach, Inc.	313,076
11,600	Convergys Corp.	346,028
100	Cooper-Standard Holding, Inc. *	9,905
12,700	Delta Air Lines, Inc.	466,725
4,800	Deluxe Corp.	327,216
63,900	Denbury Resources, Inc. *	196,812
1,800	Douglas Dynamics, Inc.	57,744
18,456	Dr Pepper Snapple Group, Inc.	1,729,327
600	Drew Industries, Inc.	61,110
19,300	Emerson Electric Co.	1,016,724
200	Endurance Specialty Holdings Ltd.	13,170
1,900	Ennis, Inc.	31,502
100	Euronet Worldwide, Inc. *	7,761
2,800	Everest Re Group Ltd.	541,464
7,900	Expeditors International of Washington, Inc.	400,135
9,500	Express, Inc. *	112,385
1,200	F5 Networks, Inc. *	147,276
1,800	First American Financial Corp.	77,562
15,000	Fiserv, Inc. *	1,545,750
21,200	Foot Locker, Inc.	1,391,568
3,700	Franklin Resources, Inc.	135,050
3,800	Gannett Co., Inc.	45,334
443	Gentex Corp.	7,881
6,700	Gilead Sciences, Inc.	525,146
6,600	Goodyear Tire & Rubber Co. (The)	193,710
11,900	Guess?, Inc.	197,897
2,500	Hanover Insurance Group, Inc. (The)	195,500
45	Hasbro, Inc.	3,678
800	HCI Group, Inc.	25,432
6,400	Helen of Troy Ltd. *	578,176
13,200	Home Depot, Inc. (The)	1,770,384
700	Honeywell International, Inc.	81,697
17,600	Hormel Foods Corp.	673,376
7,444	HP, Inc.	106,970
400	IDACORP, Inc.	30,428
10,800	Ingredion, Inc.	1,479,168
57,000	Intel Corp.	2,045,730

Shares	Description	Value ($)
	United States — continued
7,773	International Business Machines Corp.	1,234,974
10,800	Jabil Circuit, Inc.	228,852
500	Janus Capital Group, Inc.	7,435
300	John B. Sanfilippo & Son, Inc.	15,426
19,610	Johnson & Johnson	2,340,258
1,700	Jones Lang LaSalle, Inc.	198,475
29,000	JPMorgan Chase & Co.	1,957,500
5,600	KAR Auction Services, Inc.	236,768
11,300	Korn/Ferry International	269,392
9,400	Lear Corp.	1,093,126
200	Lincoln National Corp.	9,606
20,500	LyondellBasell Industries NV – Class A	1,617,245
6,800	Macy’s, Inc.	246,024
100	ManpowerGroup, Inc.	7,146
13,900	Marathon Oil Corp.	208,778
400	Matson, Inc.	15,436
20,900	MBIA, Inc. *	168,454
3,400	Microsoft Corp.	195,364
2,983	Murphy USA, Inc. *	218,117
7,100	Nasdaq, Inc.	505,591
1,000	Navigators Group, Inc. (The)	93,960
1,000	Northwest Bancshares, Inc.	15,520
2,400	Old Republic International Corp.	46,152
1,200	Omega Protein Corp. *	30,252
5,400	Omnicom Group, Inc.	465,102
24,800	Paychex, Inc.	1,504,616
44,300	PDL BioPharma, Inc.	128,913
55,100	Pfizer, Inc.	1,917,480
3,000	Philip Morris International, Inc.	299,790
100	Pinnacle West Capital Corp.	7,504
3,100	PRA Group, Inc. *	99,138
1,700	Public Service Enterprise Group, Inc.	72,692
4,638	QUALCOMM, Inc.	292,519
1,400	RR Donnelley & Sons Co.	23,940
3,700	Sanmina Corp. *	97,236
2,400	SCANA Corp.	169,560
3,500	SkyWest, Inc.	98,805
6,600	Smith & Wesson Holding Corp. *	185,790
5,000	Snap-on, Inc.	766,450
300	Superior Industries International, Inc.	8,733
600	Sykes Enterprises, Inc. *	17,538
7,500	T. Rowe Price Group, Inc.	521,550
21,210	Talen Energy Corp. *	292,910
3,480	Tech Data Corp. *	258,355
16,800	Tesoro Corp.	1,267,056
700	Texas Roadhouse, Inc.	30,989
1,422	Thor Industries, Inc.	115,395
2,300	Tower International, Inc.	55,890
16,000	Travelers Cos., Inc. (The)	1,899,360

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United States — continued
2,700	TrueBlue, Inc. *	58,995
100	Tupperware Brands Corp.	6,553
5,500	United Parcel Service, Inc. – Class B	600,710
13,115	UnitedHealth Group, Inc.	1,784,296
1,800	Universal Corp.	108,306
30,400	Valero Energy Corp.	1,682,640
39,300	Verizon Communications, Inc.	2,056,569
3,600	Wabash National Corp. *	50,220
2,000	Wal-Mart Stores, Inc.	142,880
3,392	Walker & Dunlop, Inc. *	89,888
14,900	Werner Enterprises, Inc.	343,892

	Total United States	62,899,009

	TOTAL COMMON STOCKS (COST $220,348,745)	221,047,314

	PREFERRED STOCKS — 0.9%

	Brazil — 0.4%
108,200	Companhia Energetica de Minas Gerais	293,184
11,200	Itau Unibanco Holding SA	124,340
243,090	Itausa-Investimentos Itau SA	647,397

	Total Brazil	1,064,921

	Germany — 0.3%
3,061	Jungheinrich AG	96,133
16,086	Porsche Automobil Holding SE	812,786

	Total Germany	908,919

	South Korea — 0.2%
582	Hyundai Motor Co 2nd Preference	50,001
1,013	Hyundai Motor Co 2nd Preference	91,283
354	Samsung Electronics Co Ltd	419,833

	Total South Korea	561,117

	TOTAL PREFERRED STOCKS (COST $2,605,738)	2,534,957

	RIGHTS/WARRANTS — 0.0%

	South Korea — 0.0%
558	Hanwha Corp Rights, Expires 10/05/16 *	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 22.9%

		United States — 22.9%
		Affiliated Issuers — 22.9%
	2,959,087	GMO Quality Fund, Class VI	62,229,609
	179,157	GMO U.S. Treasury Fund	4,480,723

		TOTAL MUTUAL FUNDS (COST $66,129,759)	66,710,332

		SHORT-TERM INVESTMENTS — 0.2%

		TIME DEPOSITS — 0.2%
SGD	2,382	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	1,748
HKD	115,979	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	14,950
GBP	738	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	970
EUR	4,317	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.54)%, due 09/01/16	4,815
CHF	4,592	Brown Brothers Harriman (Grand Cayman) Time Deposit, (1.00)%, due 09/01/16	4,669
CAD	3,142	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	2,396
AUD	79,600	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	59,824
JPY	2,819,166	Sumitomo (Tokyo) Time Deposit, (0.29)%, due 09/01/16	27,248
	572,085	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	572,085

		Total Time Deposits	688,705

		TOTAL SHORT-TERM INVESTMENTS (COST $688,705)	688,705

		TOTAL INVESTMENTS — 99.8% (Cost $289,772,947)	290,981,308
		Other Assets and Liabilities (net) — 0.2%	708,345

		TOTAL NET ASSETS — 100.0%	$291,689,653

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	9

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.5%
Mutual Funds	0.9
Preferred Stocks	0.7
Short-Term Investments	0.3
Other	0.6

100.0%

Country Summary¤	% of Investments
Japan	26.9%
United Kingdom	16.2
Germany	11.4
France	9.3
Switzerland	5.4
Other Developed	5.2 ‡
Australia	5.1
Netherlands	4.5
Hong Kong	3.4
Italy	2.9
Spain	2.5
Canada	2.5
Norway	2.1
Israel	1.6
Sweden	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Insurance	9.0%
Telecommunication Services	8.3
Banks	7.9
Automobiles & Components	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.3
Energy	7.2
Materials	6.8
Capital Goods	6.4
Real Estate	5.3
Food, Beverage & Tobacco	4.5
Transportation	4.3
Utilities	3.6
Consumer Durables & Apparel	3.5
Food & Staples Retailing	3.4
Media	2.6
Retailing	2.5
Technology Hardware & Equipment	2.2
Household & Personal Products	1.7
Commercial & Professional Services	1.6
Software & Services	1.5
Diversified Financials	1.2
Health Care Equipment & Services	1.1
Consumer Services	0.7
Semiconductors & Semiconductor Equipment	0.0 ^

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

10

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.5%

	Australia — 5.1%
365,842	Abacus Property Group (REIT)	828,856
2,299,489	Adelaide Brighton Ltd	9,059,473
2,530,773	BlueScope Steel Ltd	16,501,666
227,255	BT Investment Management Ltd	1,508,808
261,538	CIMIC Group Ltd	5,807,876
121,645	Credit Corp Group Ltd	1,516,285
486,967	CSR Ltd	1,260,649
2,929,014	Dexus Property Group (REIT)	21,365,822
2,355,670	Downer EDI Ltd	8,659,310
125,824	Elders Ltd *	346,935
8,784,659	Fairfax Media Ltd	6,493,842
5,196,990	GPT Group (The) (REIT)	20,787,413
1,520,033	Investa Office Fund (REIT)	5,203,219
362,852	LendLease Group	3,760,005
14,119,766	Mirvac Group (REIT)	24,574,873
1,645,480	Nine Entertainment Co Holdings Ltd	1,234,684
3,236,942	OZ Minerals Ltd	15,529,508
583,876	Pact Group Holdings Ltd	2,695,153
1,985,392	Primary Health Care Ltd	6,092,798
16,472,091	Scentre Group (REIT)	61,452,146
1,181,638	Shopping Centres Australasia Property Group (REIT)	2,048,349
394,187	Sigma Pharmaceuticals Ltd	360,934
1,170,415	Sonic Healthcare Ltd	20,204,178
288,481	Southern Cross Media Group Ltd	327,853
4,623,260	Star Entertainment Grp Ltd (The)	20,470,528
4,988,527	Stockland (REIT)	18,160,840
75,035	Tabcorp Holdings Ltd	279,856
366,344	Tassal Group Ltd	1,125,296
21,294,451	Telstra Corp Ltd	84,090,006
69,894	Vicinity Centres (REIT)	173,682
292,426	Woodside Petroleum Ltd	6,264,861
809,900	WorleyParsons Ltd *	4,933,369

	Total Australia	373,119,073

	Austria — 0.6%
1,167,625	Immofinanz AG (Entitlement Shares) * (a)	—
76,643	Oesterreichische Post AG *	2,752,876
912,236	OMV AG	25,561,075
495,462	voestalpine AG	16,420,795

	Total Austria	44,734,746

	Belgium — 0.6%
409,534	Ageas	14,200,983
617,223	AGFA-Gevaert NV *	1,957,393
501,880	bpost SA	12,772,137
46,656	D’ieteren SA/NV	2,254,649
7,450	Elia System Operator SA/NV	376,320

Shares	Description	Value ($)
	Belgium — continued
91,088	Orange Belgium SA *	2,123,154
296,378	Proximus SADP	9,077,245

	Total Belgium	42,761,881

	Canada — 2.5%
66,000	AGF Management Ltd – Class B	249,626
981,110	Air Canada *	6,703,329
1,588,700	Bankers Petroleum Ltd *	2,289,647
207,900	BCE Inc	9,713,309
109,000	Canadian Imperial Bank of Commerce	8,652,509
142,900	Canadian Tire Corp Ltd – Class A	14,637,606
116,000	Cascades Inc	987,159
379,500	Celestica Inc *	4,045,608
100,500	CGI Group Inc – Class A *	4,891,654
60,400	Chorus Aviation Inc	275,885
599,500	CI Financial Corp	11,734,913
81,500	Cogeco Communications Inc	3,943,248
209,100	Corus Entertainment Inc – B Shares	1,959,615
447,800	IAMGOLD Corp *	1,662,945
6,700	Industrial Alliance Insurance & Financial Services Inc	238,797
57,300	Linamar Corp	2,364,706
47,100	Martinrea International Inc	300,615
1,592,500	Metro Inc	54,087,197
104,377	North West Co Inc (The)	2,333,639
64,380	Power Corp of Canada	1,360,846
1,051,700	Sun Life Financial Inc	33,185,409
166,700	Toromont Industries Ltd	5,043,965
486,900	Transcontinental Inc – Class A	7,128,626
7,980	Uranium Participation Corp *	23,854
139,900	WestJet Airlines Ltd	2,581,653

	Total Canada	180,396,360

	Denmark — 0.7%
21,063	AP Moeller – Maersk A/S – Class B	31,509,449
210,941	Carlsberg A/S – Class B	19,801,265
22,933	Dfds A/S	1,209,256
12,564	Per Aarsleff Holding A/S	300,507
8,610	Schouw & Co	542,935

	Total Denmark	53,363,412

	Finland — 1.0%
184,236	Metso Oyj	5,157,540
656,866	Neste Oyj	27,359,926
122,666	Nokian Renkaat Oyj	4,428,608
11,953	Orion Oyj – Class B	452,408
255,761	Sponda Oyj	1,335,468
316,110	Stora Enso Oyj – R Shares	2,789,999
31,693	Tieto Oyj	945,809
1,381,201	UPM-Kymmene Oyj	27,762,107

	Total Finland	70,231,865

See accompanying notes to the financial statements.	11

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	France — 9.2%
916,730	Air France-KLM *	5,045,932
26,246	APERAM SA	1,086,833
7,337,089	AXA SA	154,425,665
1,219,626	BNP Paribas SA	62,286,884
256,049	Christian Dior SE	44,370,918
424,258	Cie Generale des Etablissements Michelin	45,224,355
370,454	CNP Assurances	5,975,616
15,826	Ipsen SA	1,028,668
17,334	IPSOS	569,933
4,612	Legrand SA	277,070
239,460	M6-Metropole Television SA	4,252,964
373,639	Rexel SA	6,018,753
468,926	SCOR SE	13,835,748
71,367	Societe BIC SA	10,428,486
871,846	Societe Generale SA	31,830,870
5,114,287	TOTAL SA	244,342,143
2,343,228	Vivendi SA	45,385,291

	Total France	676,386,129

	Germany — 10.6%
286,210	ADVA Optical Networking SE *	2,442,146
754,908	Allianz SE (Registered)	112,222,360
164,459	Aurubis AG	8,659,343
1,864,915	BASF SE	151,273,605
917,625	Bayerische Motoren Werke AG	79,735,056
46,234	Bechtle AG	5,158,515
5,679	Cewe Stiftung & Co KGAA	471,362
3,218,579	Daimler AG (Registered)	222,793,016
3,226,226	Deutsche Lufthansa AG (Registered)	37,529,611
498,082	Deutsche Telekom AG (Registered)	8,308,671
40,773	Duerr AG	3,442,934
204,401	Evonik Industries AG	6,858,563
32,676	Fraport AG Frankfurt Airport Services Worldwide	1,820,970
63,314	Freenet AG	1,816,435
183,044	Hannover Rueck SE	18,712,391
159,296	HeidelbergCement AG	14,782,513
6,881	Indus Holding AG	371,025
57,960	Jenoptik AG	1,052,944
357,814	K+S AG (Registered)	7,478,450
207,203	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	37,416,933
501,999	ProSiebenSat.1 Media SE	21,659,411
216,646	RHOEN-KLINIKUM AG	6,404,850
38,518	RTL Group SA	3,242,580
6,606	Salzgitter AG	200,785
299,592	Software AG	11,911,527
237,684	STADA Arzneimittel AG	12,746,323
25,091	Talanx AG	734,466

	Total Germany	779,246,785

Shares	Description	Value ($)
	Hong Kong — 3.4%
8,098,100	BOC Hong Kong Holdings Ltd	28,273,508
2,894,600	Champion (REIT)	1,844,099
2,371,900	Dah Sing Banking Group Ltd	4,352,572
458,600	Dah Sing Financial Holdings Ltd	3,093,673
5,305,290	Esprit Holdings Ltd *	4,685,688
4,370,000	Global Brands Group Holding Ltd *	404,890
1,438,530	Henderson Land Development Co Ltd	8,393,135
1,413,000	HKT Trust & HKT Ltd – Class SS	1,944,948
3,137,300	Hongkong Land Holdings Ltd	20,333,764
2,489,900	Hysan Development Co Ltd	12,005,556
4,395,700	Kerry Properties Ltd	12,766,118
4,928,791	Link (REIT)	35,802,353
921,200	Luk Fook Holdings International Ltd	2,099,981
3,787,200	Man Wah Holdings Ltd	2,569,718
1,837,000	Pacific Textiles Holdings Ltd	2,413,984
3,672,700	PCCW Ltd	2,327,383
1,146,500	Sino Land Co Ltd	1,959,474
17,527,100	SJM Holdings Ltd	10,995,796
1,545,200	SmarTone Telecommunications Holdings Ltd	2,547,657
779,131	Sun Hung Kai Properties Ltd	10,945,447
163,200	Swire Properties Ltd	459,011
1,317,000	Swire Pacific Ltd – Class A	14,529,146
504,500	Techtronic Industries Co Ltd	2,043,595
437,800	Television Broadcasts Ltd	1,561,244
1,408,200	Value Partners Group Ltd	1,293,971
3,477,900	Wharf Holdings Ltd (The)	24,510,619
1,992,500	Wheelock & Co Ltd	11,377,402
829,075	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	170,997
6,372,600	Xinyi Glass Holdings Ltd *	5,478,046
3,399,300	Yue Yuen Industrial Holdings Ltd	14,449,920

	Total Hong Kong	245,633,695

	Ireland — 0.2%
32,100	ICON Plc *	2,464,959
512,328	Smurfit Kappa Group Plc	12,645,509

	Total Ireland	15,110,468

	Israel — 1.6%
3,796,190	Bank Hapoalim BM	20,382,350
6,318,172	Bank Leumi Le-Israel BM *	23,676,050
4,773,527	Bezeq The Israeli Telecommunication Corp Ltd	9,594,455
581,100	Check Point Software Technologies Ltd *	44,593,614
8,141,557	Israel Discount Bank Ltd – Class A *	14,702,534
117,373	Mizrahi Tefahot Bank Ltd	1,416,793
10,496	Teva Pharmaceutical Industries Ltd	531,665
10,300	Teva Pharmaceutical Industries Ltd Sponsored ADR	519,017

	Total Israel	115,416,478

12	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Italy — 2.8%
3,321,116	A2A SPA	4,407,679
337,505	Amplifon SPA	3,549,997
2,669,672	Banca Mediolanum SPA	18,547,212
83,055	De’ Longhi SPA	2,060,271
10,466,434	Enel SPA	46,250,507
5,698,892	Eni SPA	86,031,124
246,777	EXOR SPA	10,147,125
3,396,569	Hera SPA	9,415,946
1,908,511	Iren SPA	3,142,002
51,762	La Doria SPA	646,287
628,358	Recordati SPA	19,018,181
2,430	Reply SPA	299,645
443,238	Societa Cattolica di Assicurazioni SCRL	2,568,594
597,863	Telecom Italia SPA *	542,676
1,731,600	Telecom Italia SPA-Di RISP *	1,269,785

	Total Italy	207,897,031

	Japan — 26.7%
19,600	ADEKA Corp	288,478
65,000	Ain Holdings Inc	3,691,342
382,200	Aisin Seiki Co Ltd	18,079,042
457,000	Alfresa Holdings Corp	8,536,826
141,400	Alpine Electronics Inc	1,704,135
84,100	AOKI Holdings Inc	867,626
272,600	Aoyama Trading Co Ltd	8,854,492
1,837,113	Asahi Glass Co Ltd	11,697,433
117,400	Asahi Group Holdings Ltd	3,841,173
1,238,900	Asahi Kasei Corp	10,466,728
123,500	Asatsu-DK Inc	3,031,074
139,500	Autobacs Seven Co Ltd	1,933,997
1,813,900	Calsonic Kansei Corp	14,292,503
861,100	Canon Inc	24,692,631
52,300	Cawachi Ltd	1,157,525
247,400	Central Japan Railway Co	40,682,817
237,000	Chiba Bank Ltd (The)	1,407,705
498,300	Coca-Cola West Co Ltd	11,301,691
248,500	Concordia Financial Group Ltd *	1,284,767
441,600	Cosmo Energy Holdings Co Ltd	4,610,570
21,200	Credit Saison Co Ltd	365,472
401,900	Daicel Corp	5,135,726
133,480	Daiichi Sankyo Co Ltd	3,066,635
377,800	Daikyo Inc	599,840
130,600	Daito Trust Construction Co Ltd	19,238,011
558,600	Daiwa House Industry Co Ltd	14,431,046
663,000	Daiwabo Holdings Co Ltd	1,410,643
796,000	DCM Holdings Co Ltd	6,067,244
1,930,200	Denka Co Ltd	8,160,215
71,100	DIC Corp	2,166,494
70,900	Doutor Nichires Holdings Co Ltd	1,253,579
17,300	DTS Corp	356,182

Shares	Description	Value ($)
	Japan — continued
199,106	FamilyMart Co Ltd	14,271,827
394,000	Fuji Electric Co Ltd	1,799,011
420,800	Fuji Heavy Industries Ltd	16,748,769
310,900	Fuji Oil Holdings Inc	6,044,285
1,647,140	FUJIFILM Holdings Corp	61,982,490
158,700	Fujitsu General Ltd	3,228,340
34,600	Fuyo General Lease Co Ltd	1,630,275
170,800	Geo Holdings Corp	2,175,840
275,500	Gunze Ltd	812,904
1,242,700	Hanwa Co Ltd	6,940,934
334,400	Haseko Corp	3,169,611
245,600	Hiroshima Bank Ltd (The)	1,025,378
60,500	Hitachi Capital Corp	1,260,785
237,200	Hitachi Chemical Co Ltd	5,120,622
124,200	Horiba Ltd	5,778,468
192,100	Idemitsu Kosan Co Ltd	3,500,508
907,700	Inpex Corp	7,867,637
26,700	Isuzu Motors Ltd	307,952
10,974,100	ITOCHU Corp	129,592,125
33,400	Jafco Co Ltd	975,126
1,664,500	Japan Airlines Co Ltd	50,804,078
185,200	Japan Tobacco Inc	7,176,314
1,055,900	K’s Holdings Corp	16,673,229
1,227,600	Kaneka Corp	10,026,020
927,000	Kanematsu Corp	1,362,875
6,793,400	KDDI Corp	198,602,538
262,600	Keihin Corp	4,038,010
189,600	Kewpie Corp	5,212,523
6,684,336	Kobe Steel Ltd	6,213,499
66,300	Kohnan Shoji Co Ltd	1,206,092
9,900	Koito Manufacturing Co Ltd	472,661
68,400	Kokuyo Co Ltd	945,352
65,500	Kuraray Co Ltd	937,302
31,700	Mandom Corp	1,297,383
5,776,200	Marubeni Corp	28,824,975
918,300	Medipal Holdings Corp	14,544,000
2,762,000	Mitsubishi Chemical Holdings Corp	17,477,816
45,200	Mitsubishi Corp	941,799
660,000	Mitsubishi Electric Corp	8,637,059
132,500	Mitsubishi Tanabe Pharma Corp	2,459,648
22,319,600	Mitsubishi UFJ Financial Group Inc	122,948,092
538,200	Mitsubishi UFJ Lease & Finance Co Ltd	2,527,389
4,109,600	Mitsui & Co Ltd	54,719,432
3,188,838	Mitsui Chemicals Inc	15,288,447
6,750,000	Mitsui Engineering & Shipbuilding Co Ltd	9,355,989
18,000	Mitsui Sugar Co Ltd	82,304
13,809,600	Mizuho Financial Group Inc	24,060,837
87,400	Namura Shipbuilding Co Ltd	548,448
113,100	NET One Systems Co Ltd	768,693
334,300	NHK Spring Co Ltd	3,155,505

See accompanying notes to the financial statements.	13

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
34,200	Nifco Inc	1,724,219
128,000	Nippon Corp	2,319,779
428,781	Nippon Electric Glass Co Ltd	2,156,004
1,025,900	Nippon Light Metal Holdings Co Ltd	2,182,877
321,300	Nippon Paper Industries Co Ltd	5,952,837
89,400	Nippon Signal Co Ltd	726,545
4,051,300	Nippon Telegraph & Telephone Corp	178,131,898
107,310	Nippon Television Holdings Inc	1,734,519
438,513	Nipro Corp	5,465,363
659,000	Nishi-Nippon City Bank Ltd (The)	1,372,425
99,200	Nissan Chemical Industries Ltd	3,049,818
3,515,900	Nissan Motor Co Ltd	34,545,528
434,500	Nisshinbo Holdings Inc	4,422,336
27,100	Nissin Electric Co Ltd	421,841
184,400	NOK Corp	3,754,964
88,900	Nomura Holdings Inc	419,695
94,000	Nomura Real Estate Holdings Inc	1,533,058
1,708,100	NTT DOCOMO Inc	43,077,078
112,100	Okinawa Electric Power Co (The)	2,287,052
206,800	Onward Holdings Co Ltd	1,455,536
35,800	Open House Co Ltd	774,170
616,900	Orient Corp *	1,230,440
2,998,500	Osaka Gas Co Ltd	11,815,534
996,400	Otsuka Holdings Co Ltd	43,207,493
125,500	PanaHome Corp	929,027
72,300	Pola Orbis Holdings Inc	5,774,604
108,700	Press Kogyo Co Ltd	467,561
3,200	Relo Group Inc	453,847
298,900	Rengo Co Ltd	1,777,070
946,200	Resona Holdings Inc	4,333,335
968,800	Ricoh Co Ltd	8,750,507
178,800	Sanwa Holdings Corp	1,587,813
43,500	San–A Co Ltd	2,039,513
1,319,700	Sekisui Chemical Co Ltd	18,478,171
1,595,600	Sekisui House Ltd	25,743,154
71,200	Shimamura Co Ltd	8,241,985
304,400	Showa Denko KK	3,777,539
111,800	Showa Shell Sekiyu KK	951,901
19,200	Softbank Technology Corp	381,569
15,611,900	Sojitz Corp	37,445,124
1,051,200	Sumitomo Corp	11,406,339
83,700	Sumitomo Dainippon Pharma Co Ltd	1,401,825
808,900	Sumitomo Forestry Co Ltd	10,950,395
1,409,800	Sumitomo Heavy Industries Ltd	6,934,800
4,497,800	Sumitomo Mitsui Financial Group Inc	157,342,571
174,400	Sumitomo Mitsui Trust Holdings Inc	625,787
1,186,000	Sumitomo Osaka Cement Co Ltd	5,370,696
778,000	Sumitomo Rubber Industries Ltd	11,565,690
113,300	Sundrug Co Ltd	8,208,378
229,200	Suzuken Co Ltd	6,654,957

Shares	Description	Value ($)
	Japan — continued
163,000	T-Gaia Corp	2,232,180
231,800	Takashimaya Co Ltd	1,697,981
645,100	TIS Inc	15,316,975
245,100	Toho Holdings Co Ltd	4,764,867
253,200	Tokai Rika Co Ltd	5,022,388
1,353,430	Tokyo Electric Power Co Holdings Inc *	5,454,775
11,600	Tokyo Seimitsu Co Ltd	308,839
69,000	Toppan Printing Co Ltd	615,767
3,277,000	Tosoh Corp	20,217,794
58,600	Towa Pharmaceutical Co Ltd	2,213,628
28,500	Toyoda Gosei Co Ltd	657,814
52,600	Toyota Boshoku Corp	1,206,986
1,062,600	Toyota Tsusho Corp	24,332,467
32,000	TPR Co Ltd	819,545
223,300	TS Tech Co Ltd	5,193,700
87,800	TSI Holdings Co Ltd	485,165
364,000	Tsubakimoto Chain Co	2,753,451
17,100	Tsumura & Co	450,575
31,700	Tsuruha Holdings Inc	3,107,557
3,685,100	Ube Industries Ltd	6,708,517
6,800	UKC Holdings Corp	103,925
226,800	Valor Holdings Co Ltd	6,123,722
26,700	Warabeya Nichiyo Co Ltd	487,473
30,500	Yahagi Construction Co Ltd	274,092
3,225,600	Yamada Denki Co Ltd	15,090,059
247,600	Yamaguchi Financial Group Inc	2,616,149
386,400	Yokohama Rubber Co Ltd (The)	6,288,409
506,000	Zeon Corp	4,362,049

	Total Japan	1,954,476,854

	Malta — 0.0%
15,984,486	BGP Holdings Plc * (a)	—

	Netherlands — 4.4%
116,182	Aalberts Industries NV	3,904,776
253,300	AerCap Holdings NV *	10,124,401
56,200	AVG Technologies NV *	1,397,132
105,156	BinckBank NV	603,384
55,344	Boskalis Westminster	1,984,497
65,542	Corbion NV	1,791,239
211,680	Heineken Holding NV	17,063,674
240,067	Heineken NV	21,500,729
3,479,299	ING Groep NV	43,544,641
4,556,829	Koninklijke Ahold Delhaize NV	109,394,660
3,884,808	PostNL NV *	17,036,846
49,049	Randstad Holdings NV	2,320,625
638,836	TomTom NV *	5,884,307
600,548	Unilever NV CVA	27,631,889
1,425,205	Wolters Kluwer NV	59,954,111

	Total Netherlands	324,136,911

14	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.3%
552,825	Air New Zealand Ltd	906,120
238,583	Chorus Ltd	735,373
882,085	Fletcher Building Ltd	6,776,741
1,287,457	SKY Network Television Ltd	4,536,714
4,549,718	Spark New Zealand Ltd	12,554,294

	Total New Zealand	25,509,242

	Norway — 2.1%
257,405	Bakkafrost P/F	9,235,061
502,105	BW LPG Ltd	1,323,477
617,191	DNB ASA	7,484,858
3,282,184	Orkla ASA	30,036,890
99,392	Salmar ASA	2,750,618
2,697,280	Statoil ASA	42,314,438
1,427,598	Storebrand ASA *	6,029,336
1,563,262	Telenor ASA	27,261,826
678,018	Yara International ASA	24,010,655

	Total Norway	150,447,159

	Portugal — 0.3%
175,898	Altri SGPS SA	696,256
1,109,750	CTT-Correios de Portugal SA	8,151,320
2,260,680	EDP – Energias de Portugal SA	7,595,014
211,496	Navigator Co SA (The)	701,772
733,470	REN-Redes Energeticas Nacionais SGPS SA	2,143,560

	Total Portugal	19,287,922

	Singapore — 0.6%
1,649,500	Ascendas Real Estate Investment Trust	2,964,363
5,756,500	CapitaLand Commercial Trust (REIT)	6,522,056
4,568,100	CapitaLand Mall Trust (REIT)	7,238,218
333,000	Fortune Real Estate Investment Trust	425,602
55,118,800	Golden Agri-Resources Ltd	14,537,940
1,386,700	Mapletree Greater China Commercial Trust (REIT)	1,118,738
709,700	Mapletree Industrial Trust (REIT)	926,885
984,900	Mapletree Logistics Trust (REIT)	772,788
171,400	Venture Corp Ltd	1,157,155
17,517,200	Yangzijiang Shipbuilding Holdings Ltd	9,820,162

	Total Singapore	45,483,907

	Spain — 2.5%
737,755	Ebro Foods SA	16,515,265
3,680,336	Endesa SA	75,000,956
35,166	Gas Natural SDG SA	726,445
6,604,493	Iberdrola SA	43,503,316
3,358,613	Repsol SA	45,117,449
16,416	Viscofan SA	897,896

	Total Spain	181,761,327

Shares	Description	Value ($)
	Sweden — 1.0%
711,749	Axfood AB	12,632,151
18,290	Bilia AB – Class A	465,610
79,466	Castellum AB	1,201,431
269,453	Fastighets AB Balder – B Shares *	7,519,784
32,329	Industrivarden AB – C Shares	588,555
146,715	Intrum Justitia AB	4,627,893
739,275	Sandvik AB	8,019,284
71,192	Securitas AB – B Shares	1,236,650
26,523	Skanska AB – B Shares	580,606
109,558	Swedish Match AB	3,901,336
4,847,753	Telefonaktiebolaget LM Ericsson – B Shares	34,527,028
59,471	Wihlborgs Fastigheter AB	1,291,740

	Total Sweden	76,592,068

	Switzerland — 5.3%
368,845	Adecco Group AG (Registered)	21,249,078
60,507	Ascom Holding AG (Registered)	1,107,965
13,545	Autoneum Holding AG	3,828,488
39,166	Baloise Holding AG (Registered)	4,666,168
1,798	Banque Cantonale Vaudoise (Registered)	1,180,886
5,696	BKW AG	260,877
343	Bobst Group SA (Registered)	19,178
42,569	Cembra Money Bank AG *	3,084,016
10,622	dorma & kaba Holding AG – Class B (Registered)	8,343,003
3,424	Emmi AG (Registered) *	2,284,647
30,642	EMS-Chemie Holding AG (Registered)	16,317,285
17,512	Flughafen Zuerich AG (Registered)	3,241,503
2,709	Forbo Holdings AG (Registered) *	3,723,061
12,266	Georg Fischer AG (Registered)	9,871,882
6,798	Helvetia Holding AG (Registered)	3,400,487
12,380	Implenia AG (Registered)	835,396
8,534	Kardex AG (Registered) *	811,787
5,758	Komax Holding AG (Registered)	1,399,460
266,083	Kuehne & Nagel International AG (Registered)	37,175,925
4,123	Kuoni Reisen Holding AG (Registered) *	1,550,109
275,640	Logitech International SA (Registered)	5,778,918
10,546	Mobilezone Holding AG (Registered)	151,226
17,004	Nestle SA (Registered)	1,355,097
89,857	Roche Holding AG	21,934,119
1,446	Sika AG	6,894,256
44,765	Swatch Group AG (The) (Registered)	2,275,024
28,519	Swatch Group AG (The) – Class BR	7,346,092
87,372	Swiss Life Holding AG (Registered) *	21,905,496
2,300,510	Swiss Re AG	194,408,336
1,647	Valora Holding AG (Registered)	448,877
64,596	Vontobel Holding AG (Registered)	3,122,198
5,161	Zehnder Group AG – Class RG *	204,491

	Total Switzerland	390,175,331

See accompanying notes to the financial statements.	15

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 16.0%
3,410,687	AstraZeneca Plc	220,163,254
3,900,717	Balfour Beatty Plc *	14,466,924
374,899	Bellway Plc	11,474,631
842,534	Berkeley Group Holdings Plc (The)	29,561,799
562,191	Bovis Homes Group Plc	6,618,269
1,452,262	BP Plc	8,164,014
1,507,978	British American Tobacco Plc	93,558,913
779,716	Cairn Energy Plc *	1,901,717
2,358,043	Carillion Plc	8,057,383
15,844,206	Centrica Plc	48,447,909
838,486	Compass Group Plc	15,870,427
590,106	Crest Nicholson Holdings Plc	3,604,351
4,336,509	Debenhams Plc	3,451,964
2,843,623	Direct Line Insurance Group Plc	13,810,369
7,618,407	Firstgroup Plc *	10,999,860
278,815	Galliford Try Plc	4,158,071
7,371,419	GlaxoSmithKline Plc	158,671,607
571,200	GlaxoSmithKline Plc Sponsored ADR	24,824,352
163,193	Halfords Group Plc	745,585
5,910,593	Home Retail Group Plc	12,389,085
337,461	Hunting Plc	2,058,869
462,315	IG Group Holdings Plc	5,774,698
975,673	Imperial Brands Plc	51,177,296
2,029,966	Inchcape Plc	18,708,148
1,940,985	Indivior Plc	8,012,416
581,588	Intermediate Capital Group Plc	4,547,494
3,758,999	J Sainsbury Plc	11,862,407
1,085,990	Jupiter Fund Management Plc	5,980,005
9,030,132	Kingfisher Plc	44,040,507
3,981,565	Legal & General Group Plc	11,013,456
5,048,751	Man Group Plc	7,211,005
154,003	Mitie Group Plc	546,570
408,731	National Express Group Plc	1,898,314
30,089	Pearson Plc	342,163
1,767,334	Persimmon Plc	42,335,966
359,140	Playtech Plc	4,297,111
934,038	Reckitt Benckiser Group Plc	90,226,869
4,984,599	Royal Mail Plc	33,636,699
1,865,040	Sage Group Plc (The)	17,769,676
86,176	Savills Plc	837,193
225,477	Spectris Plc	5,740,520
109,117	Victrex Plc	2,180,847
432,670	WH Smith Plc	8,659,691
6,502,843	WM Morrison Supermarkets Plc	16,826,236
3,747,551	WPP Plc	86,523,342

	Total United Kingdom	1,173,147,982

	TOTAL COMMON STOCKS (COST $7,361,693,984)	7,145,316,626

Shares / Par Value†		Description	Value ($)
		PREFERRED STOCKS — 0.7%

		Germany — 0.7%
	164,792	Jungheinrich AG	5,175,413
	851,984	Porsche Automobil Holding SE	43,048,624

		Total Germany	48,224,037

		TOTAL PREFERRED STOCKS (COST $82,944,960)	48,224,037

		MUTUAL FUNDS — 0.9%

		United States — 0.9%
		Affiliated Issuers
	2,488,085	GMO U.S. Treasury Fund	62,226,997

		TOTAL MUTUAL FUNDS (COST $62,226,997)	62,226,997

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
CAD	155,677	Bank of Montreal (Montreal) Time Deposit, 0.05%, due 09/01/16	118,711
EUR	127,506	BNP Paribas (Paris) Time Deposit, (0.54)%, due 09/01/16	142,226
GBP	250,389	BNP Paribas (Paris) Time Deposit, 0.05%, due 09/01/16	328,798
HKD	1,524,681	BNP Paribas (Paris) Time Deposit, 0.01%, due 09/01/16	196,541
NZD	5,701	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.25%, due 09/01/16	4,136
SGD	113,574	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/16	83,360
AUD	3,486,828	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	2,620,526
JPY	99,299,260	Sumitomo (Tokyo) Time Deposit, (0.29)%, due 09/01/16	959,738
	20,732,802	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	20,732,802

		Total Time Deposits	25,186,838

		TOTAL SHORT-TERM INVESTMENTS (COST $25,186,838)	25,186,838

		TOTAL INVESTMENTS — 99.4% (Cost $7,532,052,779)	7,280,954,498
		Other Assets and Liabilities (net) — 0.6%	45,649,286

		TOTAL NET ASSETS — 100.0%	$7,326,603,784

16	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	17

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.4%
Preferred Stocks	0.9
Mutual Funds	0.3
Short-Term Investments	0.2
Other	0.2

100.0%

Country Summary¤	% of Investments
Japan	26.6%
United Kingdom	18.1
France	10.5
Germany	10.4
Switzerland	6.0
Australia	4.9
Netherlands	4.4
Hong Kong	4.2
Other Developed	3.9 ‡
Israel	2.3
Spain	2.1
Norway	2.0
Italy	1.9
Canada	1.6
Finland	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Insurance	8.9%
Automobiles & Components	8.8
Banks	8.7
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Telecommunication Services	7.6
Energy	7.3
Capital Goods	6.1
Materials	5.3
Real Estate	5.1
Food, Beverage & Tobacco	4.9
Transportation	4.5
Food & Staples Retailing	3.4
Consumer Durables & Apparel	3.2
Media	2.9
Utilities	2.8
Technology Hardware & Equipment	2.4
Commercial & Professional Services	2.3
Software & Services	2.2
Household & Personal Products	2.0
Retailing	2.0
Diversified Financials	0.6
Health Care Equipment & Services	0.2
Consumer Services	0.2

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

18

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%

	Australia — 4.9%
69,011	Adelaide Brighton Ltd	271,888
8,752	ASX Ltd	336,003
518,419	BlueScope Steel Ltd	3,380,302
85,834	CIMIC Group Ltd	1,906,083
152,747	Dexus Property Group (REIT)	1,114,220
95,435	Downer EDI Ltd	350,814
383,339	Fairfax Media Ltd	283,374
495,008	GPT Group (The) (REIT)	1,979,980
107,738	LendLease Group	1,116,420
315,133	Mirvac Group (REIT)	548,476
90,791	OZ Minerals Ltd	435,578
3,119,533	Scentre Group (REIT)	11,637,988
13,675	Shopping Centres Australasia Property Group (REIT)	23,705
90,358	Sonic Healthcare Ltd	1,559,796
99,767	Star Entertainment Grp Ltd (The)	441,741
645,371	Stockland (REIT)	2,349,487
3,895,181	Telstra Corp Ltd	15,381,744
125,613	Westfield Corp (REIT)	963,445
130,603	Woodside Petroleum Ltd	2,798,006

	Total Australia	46,879,050

	Austria — 0.8%
4,811	Oesterreichische Post AG *	172,802
162,570	OMV AG	4,555,251
83,689	voestalpine AG	2,773,654

	Total Austria	7,501,707

	Belgium — 0.3%
50,434	Ageas	1,748,847
40,867	bpost SA	1,040,007
8,860	Proximus SADP	271,358

	Total Belgium	3,060,212

	Canada — 1.6%
113,700	Air Canada *	776,843
55,500	BCE Inc	2,593,019
9,600	Canadian Tire Corp Ltd – Class A	983,352
22,700	CGI Group Inc – Class A *	1,104,881
72,600	CI Financial Corp	1,421,109
236,400	Metro Inc	8,029,019
15,800	Transcontinental Inc – Class A	231,325

	Total Canada	15,139,548

	Denmark — 0.9%
3,533	AP Moeller – Maersk A/S – Class B	5,285,234
9,671	Carlsberg A/S – Class B	907,828
41,330	Novo Nordisk A/S – Class B	1,934,276

	Total Denmark	8,127,338

Shares	Description	Value ($)
	Finland — 1.1%
91,894	Neste Oyj	3,827,589
312,690	UPM – Kymmene Oyj	6,285,061

	Total Finland	10,112,650

	France — 10.5%
2,024	Atos SE	199,558
1,136,030	AXA SA	23,910,326
233,213	BNP Paribas SA	11,910,300
16,783	Capgemini SA	1,639,859
40,971	Christian Dior SE	7,099,894
71,398	Cie Generale des Etablissements Michelin	7,610,766
11,197	M6-Metropole Television SA	198,866
38,727	Renault SA	3,180,380
5,827	Rexel SA	93,864
65,997	SCOR SE	1,947,254
10,220	Societe BIC SA	1,493,395
163,055	Societe Generale	5,953,096
657,691	TOTAL SA	31,422,098
201,156	Vivendi SA	3,896,131

	Total France	100,555,787

	Germany — 9.5%
135,774	Allianz SE (Registered)	20,183,756
35,944	Aurubis AG	1,892,578
125,690	BASF SE	10,195,413
158,689	Bayerische Motoren Werke AG	13,788,940
1,809	Bechtle AG	201,837
417,100	Daimler AG (Registered)	28,872,048
416,660	Deutsche Lufthansa AG (Registered)	4,846,867
5,976	Duerr AG	504,623
11,300	Hannover Rueck SE	1,155,187
14,982	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,705,465
110,387	ProSiebenSat.1 Media SE	4,762,793
5,855	RTL Group SA	492,894
16,097	Siemens AG (Registered)	1,920,320

	Total Germany	91,522,721

	Hong Kong — 4.2%
1,945,500	BOC Hong Kong Holdings Ltd	6,792,471
373,000	CK Hutchison Holdings Ltd	4,785,756
119,600	Dah Sing Banking Group Ltd	219,473
197,000	Henderson Land Development Co Ltd	1,149,401
407,200	Hongkong Land Holdings Ltd	2,639,183
176,000	Hysan Development Co Ltd	848,620
203,000	Kerry Properties Ltd	589,558
942,500	Link (REIT)	6,846,246
123,000	Pacific Textiles Holdings Ltd	161,633
272,000	Sino Land Co Ltd	464,873
2,373,000	SJM Holdings Ltd	1,488,725

See accompanying notes to the financial statements.	19

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
347,000	Swire Pacific Ltd – Class A	3,828,105
9,500	Techtronic Industries Co Ltd	38,482
626,000	Wharf Holdings Ltd (The)	4,411,756
348,000	Wheelock & Co Ltd	1,987,120
460,750	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	95,030
3,118,000	Xinyi Glass Holdings Ltd *	2,680,310
241,000	Yue Yuen Industrial Holdings Ltd	1,024,455

	Total Hong Kong	40,051,197

	Ireland — 0.1%
47,098	Smurfit Kappa Group Plc	1,162,494

	Israel — 2.3%
520,493	Bank Hapoalim BM	2,794,610
312,324	Bank Leumi Le-Israel BM *	1,170,370
554,338	Bezeq Israeli Telecommunication Corp Ltd	1,114,180
162,700	Check Point Software Technologies Ltd *	12,485,598
102,794	Israel Discount Bank Ltd – Class A *	185,632
89,926	Teva Pharmaceutical Industries Ltd	4,555,114
1,200	Teva Pharmaceutical Industries Ltd Sponsored ADR	60,468

	Total Israel	22,365,972

	Italy — 1.9%
196,993	Banca Mediolanum SPA	1,368,584
1,667	De’ Longhi SPA	41,352
1,069,704	Enel SPA	4,726,954
748,755	Eni SPA	11,303,291
4,126	EXOR SPA	169,655
94,787	Hera SPA	262,768
7,310	Recordati SPA	221,248

	Total Italy	18,093,852

	Japan — 26.5%
72,000	Aisin Seiki Co Ltd	3,405,785
6,000	Aoyama Trading Co Ltd	194,890
206,000	Asahi Kasei Corp	1,740,371
37,000	Calsonic Kansei Corp	291,539
75,700	Canon Inc	2,170,749
54,300	Central Japan Railway Co	8,929,171
128,000	Chiba Bank Ltd (The)	760,279
10,900	Coca-Cola West Co Ltd	247,217
40,100	Daicel Corp	512,423
180,100	Daiichi Sankyo Co Ltd	4,137,705
15,301	Daito Trust Construction Co Ltd	2,253,911
154,600	Daiwa House Industry Co Ltd	3,993,984
31,300	DCM Holdings Co Ltd	238,574
15,400	East Japan Railway Co	1,322,489
154,200	Fuji Heavy Industries Ltd	6,137,501

Shares	Description	Value ($)
	Japan — continued
327,000	FUJIFILM Holdings Corp	12,305,132
127,874	Haseko Corp	1,212,054
84,600	Inpex Corp	733,284
1,851,300	ITOCHU Corp	21,861,829
215,000	Japan Airlines Co Ltd	6,562,257
77,200	Japan Tobacco Inc	2,991,422
142,340	K’s Holdings Corp	2,247,625
160,000	Kawasaki Kisen Kaisha Ltd	404,500
902,024	KDDI Corp	26,370,338
118,500	Konica Minolta Inc	1,070,491
833,300	Marubeni Corp	4,158,418
498,700	Mitsubishi Chemical Holdings Corp	3,155,752
119,000	Mitsubishi Electric Corp	1,557,288
41,700	Mitsubishi Tanabe Pharma Corp	774,093
4,211,600	Mitsubishi UFJ Financial Group Inc	23,199,707
523,800	Mitsui & Co Ltd	6,974,411
538,000	Nippon Telegraph & Telephone Corp	23,655,360
43,908	Nipro Corp	547,243
897,300	Nissan Motor Co Ltd	8,816,435
4,500	NOK Corp	91,634
648,000	Osaka Gas Co Ltd	2,553,432
294,000	Otsuka Holdings Co Ltd	12,748,899
254,200	Resona Holdings Inc	1,164,166
71,700	Ricoh Co Ltd	647,617
212,800	Sekisui Chemical Co Ltd	2,979,582
315,200	Sekisui House Ltd	5,085,386
1,836,700	Sojitz Corp	4,405,323
592,000	Sumitomo Chemical Co Ltd	2,715,961
267,400	Sumitomo Corp	2,901,498
22,300	Sumitomo Electric Industries Ltd	331,233
8,000	Sumitomo Metal Mining Co Ltd	101,682
816,700	Sumitomo Mitsui Financial Group Inc	28,569,896
10,100	Toho Holdings Co Ltd	196,349
85,000	Toppan Printing Co Ltd	758,554
169,900	Toyota Tsusho Corp	3,890,538
8,600	TS Tech Co Ltd	200,026

	Total Japan	254,276,003

	Malta — 0.0%
15,998,662	BGP Holdings Plc * (a)	—

	Netherlands — 4.3%
31,000	AerCap Holdings NV *	1,239,070
14,939	Boskalis Westminster	535,675
40,039	Heineken Holding NV	3,227,572
882,270	Koninklijke Ahold Delhaize NV	21,180,436
428,545	PostNL NV *	1,879,386
64,213	Randstad Holdings NV	3,038,070
26,178	Unilever NV CVA	1,204,479
219,191	Wolters Kluwer NV	9,220,710

	Total Netherlands	41,525,398

20	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.5%
386,424	Fletcher Building Ltd	2,968,756
652,473	Spark New Zealand Ltd	1,800,406

	Total New Zealand	4,769,162

	Norway — 1.9%
6,804	Bakkafrost P/F	244,111
492,852	Orkla ASA	4,510,333
472,096	Statoil ASA	7,406,156
58,830	Telenor ASA	1,025,940
154,832	Yara International ASA	5,483,066

	Total Norway	18,669,606

	Portugal — 0.0%
30,788	CTT-Correios de Portugal SA	226,143

	Singapore — 0.3%
9,631,500	Golden Agri-Resources Ltd	2,540,370
474,900	Yangzijiang Shipbuilding Holdings Ltd	266,230

	Total Singapore	2,806,600

	Spain — 2.1%
534,730	Endesa SA	10,897,174
261,596	International Consolidated Airlines Group SA	1,317,318
587,140	Repsol SA	7,887,262

	Total Spain	20,101,754

	Sweden — 0.7%
2,026	Swedish Match AB	72,146
874,404	Telefonaktiebolaget LM Ericsson – B Shares	6,227,745

	Total Sweden	6,299,891

	Switzerland — 6.0%
109,306	Adecco Group AG (Registered)	6,297,094
7,196	Baloise Holding AG (Registered)	857,319
438	dorma & kaba Holding AG – Class B (Registered)	344,025
5,124	EMS-Chemie Holding AG (Registered)	2,728,600
233	Forbo Holdings AG (Registered) *	320,219
797	Givaudan SA (Registered)	1,648,540
458	Helvetia Holding AG (Registered)	229,100
37,092	Kuehne & Nagel International AG (Registered)	5,182,328
597	LafargeHolcim Ltd (Registered)	31,696
24,868	Roche Holding AG	6,070,286
174	SGS SA (Registered)	382,713
304	Sika AG	1,449,415
4,826	Swatch Group AG (The)	1,243,110
304	Swatch Group AG (The) (Registered)	15,450
20,128	Swiss Life Holding AG (Registered) *	5,046,397

Shares	Description	Value ($)
	Switzerland — continued
305,344	Swiss Re AG	25,803,591

	Total Switzerland	57,649,883

	United Kingdom — 18.0%
452,699	AstraZeneca Plc	29,222,173
26,037	Bellway Plc	796,921
117,543	Berkeley Group Holdings Plc (The)	4,124,205
29,607	Bovis Homes Group Plc	348,542
375,876	British American Tobacco Plc	23,320,333
95,649	Carillion Plc	326,831
2,616,757	Centrica Plc	8,001,436
28,169	Crest Nicholson Holdings Plc	172,055
193,859	Direct Line Insurance Group Plc	941,498
11,542	Galliford Try Plc	172,130
988,234	GlaxoSmithKline Plc	21,271,980
7,686	Hammerson Plc (REIT)	58,551
384,340	Henderson Group Plc	1,203,778
768,824	Home Retail Group Plc	1,611,518
35,089	IG Group Holdings Plc	438,291
169,537	Imperial Brands Plc	8,892,780
140,322	Inchcape Plc	1,293,206
109,570	Indivior Plc	452,307
32,070	Intermediate Capital Group Plc	250,758
622,456	J Sainsbury Plc	1,964,307
55,941	Jupiter Fund Management Plc	308,039
2,069,938	Kingfisher Plc	10,095,214
232,983	Legal & General Group Plc	644,457
72,151	Mondi Plc	1,468,151
241,767	Persimmon Plc	5,791,457
183,421	Reckitt Benckiser Group Plc	17,718,233
31,835	Redrow Plc	155,358
796,313	Royal Mail Plc	5,373,620
544,134	Sage Group Plc (The)	5,184,385
98,720	WH Smith Plc	1,975,835
500,064	WM Morrison Supermarkets Plc	1,293,926
784,252	WPP Plc	18,106,786

	Total United Kingdom	172,979,061

	TOTAL COMMON STOCKS (COST $971,698,407)	943,876,029

	PREFERRED STOCKS — 0.9%

	Germany — 0.9%
8,664	Jungheinrich AG	272,099
156,908	Porsche Automobil Holding SE	7,928,170

	Total Germany	8,200,269

	TOTAL PREFERRED STOCKS (COST $12,808,706)	8,200,269

See accompanying notes to the financial statements.	21

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 0.3%

		United States — 0.3%
		Affiliated Issuers
	121,751	GMO U.S. Treasury Fund	3,044,984

		TOTAL MUTUAL FUNDS (COST $3,044,984)	3,044,984

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
CAD	7,097	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	5,412
EUR	11,196	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.54)%, due 09/01/16	12,488
GBP	2,518	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	3,306
HKD	94,961	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	12,241
AUD	435,936	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	327,627
	1,913,822	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	1,913,822

		Total Time Deposits	2,274,896

		TOTAL SHORT-TERM INVESTMENTS (COST $2,274,896)	2,274,896

		TOTAL INVESTMENTS — 99.8% (Cost $989,826,993)	957,396,178
		Other Assets and Liabilities (net) — 0.2%	1,890,673

		TOTAL NET ASSETS — 100.0%	$959,286,851

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

22	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.8%
Mutual Funds	2.4
Short-Term Investments	0.1
Other	(0.3)

100.0%

Country Summary¤	% of Investments
United States	86.4%
United Kingdom	7.2
Switzerland	3.0
Netherlands	2.0
Other Developed	1.4 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	22.3%
Food, Beverage & Tobacco	13.4
Health Care Equipment & Services	12.1
Household & Personal Products	10.7
Technology Hardware & Equipment	9.8
Capital Goods	7.3
Pharmaceuticals, Biotechnology & Life Sciences	6.8
Semiconductors & Semiconductor Equipment	4.2
Diversified Financials	3.1
Food & Staples Retailing	2.1
Consumer Services	2.0
Consumer Durables & Apparel	1.9
Materials	1.9
Energy	1.1
Retailing	0.8
Telecommunication Services	0.5

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

23

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Capital Goods — 7.1%
1,523,273	3M Co.	273,031,453
1,723,225	Emerson Electric Co.	90,779,493
493,619	Honeywell International, Inc.	57,610,273
971,308	Illinois Tool Works, Inc.	115,439,956
308,699	Rockwell Automation, Inc.	35,787,475
525,861	United Technologies Corp.	55,967,386
123,666	WW Grainger, Inc.	28,524,800

	Total Capital Goods	657,140,836

	Consumer Durables & Apparel — 1.9%
390,267	Burberry Group Plc	6,687,529
221,607	LVMH Moet Hennessy Louis Vuitton SE	37,497,837
1,186,428	Nike, Inc. – Class B	68,385,710
41,986	Swatch Group AG (The)	10,814,999
802,911	VF Corp.	49,820,627

	Total Consumer Durables & Apparel	173,206,702

	Consumer Services — 2.0%
4,013,881	Compass Group Plc	75,972,615
905,036	McDonald’s Corp.	104,676,464

	Total Consumer Services	180,649,079

	Diversified Financials — 3.1%
4,335,782	American Express Co.	284,340,583

	Energy — 1.0%
1,200,706	Schlumberger Ltd.	94,855,774

	Food & Staples Retailing — 2.1%
499,665	Costco Wholesale Corp.	80,990,700
738,520	CVS Health Corp.	68,977,768
592,852	Wal-Mart Stores, Inc.	42,353,347

	Total Food & Staples Retailing	192,321,815

	Food, Beverage & Tobacco — 13.1%
3,775,413	British American Tobacco Plc	234,236,379
6,980,757	Coca-Cola Co. (The)	303,174,276
2,829,965	Nestle SA (Registered)	225,527,747
1,059,805	PepsiCo, Inc.	113,134,184
3,382,904	Philip Morris International, Inc.	338,053,597

	Total Food, Beverage & Tobacco	1,214,126,183

	Health Care Equipment & Services — 11.8%
2,785,217	Abbott Laboratories	117,034,818
230,446	Anthem, Inc.	28,824,186
494,257	Becton Dickinson and Co.	87,587,283
808,250	Cerner Corp.*	52,164,455
450,406	Express Scripts Holding Co.*	32,744,516
321,500	Humana, Inc.	57,455,265

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
63,115	Intuitive Surgical, Inc.*	43,323,398
2,776,235	Medtronic Plc	241,615,732
555,500	St Jude Medical, Inc.	43,284,560
907,598	Stryker Corp.	104,972,785
1,770,698	UnitedHealth Group, Inc.	240,903,463
329,167	Zimmer Biomet Holdings, Inc.	42,663,335

	Total Health Care Equipment & Services	1,092,573,796

	Household & Personal Products — 10.5%
305,701	Church & Dwight Co., Inc.	30,392,793
1,597,267	Colgate-Palmolive Co.	118,740,829
3,250,096	Procter & Gamble Co. (The)	283,765,881
1,676,742	Reckitt Benckiser Group Plc	161,971,012
4,057,595	Unilever NV CVA	186,694,436
4,090,368	Unilever Plc	189,879,831

	Total Household & Personal Products	971,444,782

	Materials — 1.8%
1,573,414	Monsanto Co.	167,568,591

	Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
680,653	Eli Lilly & Co.	52,920,771
3,831,143	Johnson & Johnson	457,208,606
542,250	Novartis AG (Registered)	42,709,231
1,801,443	Pfizer, Inc.	62,690,216

	Total Pharmaceuticals, Biotechnology & Life Sciences	615,528,824

	Retailing — 0.7%
275,862	Genuine Parts Co.	28,364,131
519,549	TJX Cos, Inc. (The)	40,233,874

	Total Retailing	68,598,005

	Semiconductors & Semiconductor Equipment — 4.1%
742,564	Analog Devices, Inc.	46,454,804
4,527,349	QUALCOMM, Inc.	285,539,901
677,900	Texas Instruments, Inc.	47,141,166

	Total Semiconductors & Semiconductor Equipment	379,135,871

	Software & Services — 21.8%
1,580,833	Accenture Plc – Class A	181,795,795
444,365	Alphabet, Inc. – Class A*	350,981,695
200,896	Alphabet, Inc. – Class C*	154,097,277
2,118,863	Cognizant Technology Solutions Corp. – Class A*	121,707,491
472,082	Intuit, Inc.	52,613,539
436,011	MasterCard, Inc. – Class A	42,131,743
9,311,274	Microsoft Corp.	535,025,804
10,985,899	Oracle Corp.	452,838,757
667,886	Paychex, Inc.	40,520,643

24	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
449,791	SAP SE	39,500,607
1,544,500	Teradata Corp.*	49,006,985

	Total Software & Services	2,020,220,336

	Technology Hardware & Equipment — 9.6%
506,979	Amphenol Corp. – Class A	31,589,861
3,116,117	Apple, Inc.	330,620,014
13,778,811	Cisco Systems, Inc.	433,205,818
3,094,900	EMC Corp.	89,721,151

	Total Technology Hardware & Equipment	885,136,844

	Telecommunication Services — 0.5%
1,882,399	NTT DOCOMO, Inc.	47,472,738

	TOTAL COMMON STOCKS (COST $7,727,932,537)	9,044,320,759

	MUTUAL FUNDS — 2.4%

	Affiliated Issuers — 2.4%
8,977,917	GMO U.S. Treasury Fund	224,537,698

	TOTAL MUTUAL FUNDS (COST $224,531,882)	224,537,698

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
11,805,637	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (a)	11,805,637

	TOTAL SHORT-TERM INVESTMENTS (COST $11,805,637)	11,805,637

	TOTAL INVESTMENTS — 100.3% (Cost $7,964,270,056)	9,280,664,094
	Other Assets and Liabilities (net) — (0.3%)	(28,948,513)

	TOTAL NET ASSETS — 100.0%	$9,251,715,581

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	25

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	88.6%
Preferred Stocks	9.3
Mutual Funds	1.3
Short-Term Investments	0.6
Other	0.2

100.0%

Country Summary¤	% of Equity Investments
United Kingdom	24.3%
Russia	14.4
United States	14.1
Norway	7.1
Chile	5.4
Canada	4.5
France	3.1
Other Emerging	2.8 †
Japan	2.7
Brazil	2.5
Other Developed	2.0 ‡
Singapore	1.9
Spain	1.7
Thailand	1.6
Poland	1.6
Australia	1.5
Israel	1.5
Argentina	1.4
Italy	1.3
South Africa	1.2
Ukraine	1.1
Czech Republic	1.1
Germany	1.0
Colombia	0.2
Kazakhstan	0.0 ^

100.0%

Industry Group Summary	% of Equity Investments#
Energy	42.1%
Materials	41.3
Food, Beverage & Tobacco	9.5
Utilities	3.6
Capital Goods	1.9
Semiconductors & Semiconductor Equipment	1.6

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

26

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.6%

	Argentina — 1.4%
252,500	Adecoagro SA *	2,537,625

	Australia — 1.5%
692,385	Beach Energy Ltd	292,020
166,737	Sandfire Resources NL	685,520
34,576	Woodside Petroleum Ltd	740,748
176,499	WorleyParsons Ltd *	1,075,114

	Total Australia	2,793,402

	Austria — 0.9%
57,771	OMV AG	1,618,757

	Brazil — 0.5%
36,800	Cosan SA Industria e Comercio	428,718
31,000	Sao Martinho SA	482,299

	Total Brazil	911,017

	Canada — 4.4%
6,351	Agrium Inc	611,951
38,700	Ensign Energy Services Inc	227,821
265,734	First Quantum Minerals Ltd	2,014,180
54,000	Potash Corp of Saskatchewan Inc	978,374
271,498	Teck Resources Ltd – Class B	4,399,369

	Total Canada	8,231,695

	China — 0.5%
3,710,000	Century Sunshine Group Holdings Ltd	148,055
968,000	China Oilfield Services Ltd – Class H	755,484

	Total China	903,539

	Colombia — 0.2%
859,306	Ecopetrol SA *	381,618

	Czech Republic — 1.1%
118,151	CEZ AS	2,062,297

	France — 3.0%
115,466	Electricite de France SA	1,482,309
5,629	Technip SA	333,321
79,834	TOTAL SA	3,814,180

	Total France	5,629,810

	Germany — 1.0%
7,201	Aurubis AG	379,158
71,204	K+S AG (Registered)	1,488,191

	Total Germany	1,867,349

	Greece — 0.1%
37,959	Mytilineos Holdings SA *	165,428

Shares	Description	Value ($)
	Hungary — 0.7%
19,670	MOL Hungarian Oil & Gas Plc	1,227,780

	India — 0.7%
194,692	Cairn India Ltd	578,946
194,065	Oil & Natural Gas Corp Ltd	686,212

	Total India	1,265,158

	Indonesia — 0.0%
29,250,000	Energi Mega Persada Tbk PT *	52,921

	Israel — 1.5%
538,096	Israel Chemicals Ltd	2,276,249
2,644	Israel Corp Ltd (The)	486,406

	Total Israel	2,762,655

	Italy — 1.3%
269,775	CNH Industrial NV	1,972,758
1,026,327	Saipem SPA *	470,859

	Total Italy	2,443,617

	Japan — 2.7%
24,200	Asahi Holdings Inc	415,729
57,700	Inpex Corp	500,124
20,400	Japan Petroleum Exploration Co Ltd	448,774
709,000	Mitsubishi Materials Corp	2,002,850
334,000	Mitsui Mining & Smelting Co Ltd	682,382
9,000	Nittetsu Mining Co Ltd	31,954
67,000	Sumitomo Metal Mining Co Ltd	851,584

	Total Japan	4,933,397

	Kazakhstan — 0.0%
8,529	KazMunaiGas Exploration Production JSC GDR (Registered Shares) *	60,553

	Netherlands — 0.8%
30,492	Fugro NV CVA *	483,033
70,927	SBM Offshore NV	1,041,748

	Total Netherlands	1,524,781

	Norway — 7.0%
188,523	Austevoll Seafood ASA	1,474,603
10,365	Bakkafrost P/F	371,871
72,141	Fred Olsen Energy ASA *	122,722
150,384	Grieg Seafood ASA	947,814
9,308	Leroy Seafood Group ASA	417,231
47,346	Ocean Yield ASA	380,035
159,209	Petroleum Geo-Services ASA *	336,236
158,116	Prosafe SE *	10,554
27,066	Salmar ASA	749,036
164,098	Statoil ASA	2,574,340

See accompanying notes to the financial statements.	27

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
121,681	Subsea 7 SA *	1,315,790
57,850	TGS Nopec Geophysical Co ASA	1,006,635
94,317	Yara International ASA	3,340,048

	Total Norway	13,046,915

	Poland — 1.6%
152,361	KGHM Polska Miedz SA	2,856,022

	Russia — 12.3%
21,612	Bashneft PJSC	1,045,169
1,179,370	Gazprom Neft PAO	3,105,778
425,430	Gazprom PJSC Sponsored ADR	1,720,150
103,782	Lukoil PJSC Sponsored ADR	4,651,077
28,588	Novatek OAO Sponsored GDR (Registered)	3,077,718
60,035	PhosAgro PJSC GDR (Registered)	804,166
327,998	Ros Agro Plc GDR (Registered)	4,525,656
386,482	Rosneft PJSC GDR (Registered)	2,017,926
9	Surgutneftegas OJSC	4
58,495	Tatneft PAO Sponsored ADR	1,725,013
61,027	TMK PJSC GDR (Registered)	201,760

	Total Russia	22,874,417

	Singapore — 1.9%
1,045,400	Ezion Holdings Ltd *	168,066
2,850,400	Ezra Holdings Ltd *	81,147
464,700	First Resources Ltd	613,512
9,430,800	Golden Agri-Resources Ltd	2,487,434
595,700	Indofood Agri Resources Ltd	196,506

	Total Singapore	3,546,665

	South Africa — 1.2%
74,940	Sasol Ltd	1,891,814
42,896	Tongaat Hulett Ltd	360,635

	Total South Africa	2,252,449

	South Korea — 0.3%
17,387	Poongsan Corp	487,827
466	Poongsan Holdings Corp	18,891

	Total South Korea	506,718

	Spain — 1.7%
111,102	Endesa SA	2,264,129
127,772	Iberdrola SA	841,625

	Total Spain	3,105,754

	Sweden — 0.3%
12,317	Boliden AB	260,615
45,806	Tethys Oil AB	287,593

	Total Sweden	548,208

Shares	Description	Value ($)
	Thailand — 1.6%
475,764	PTT Exploration & Production Pcl (Foreign Registered)	1,112,011
189,394	PTT Pcl (Foreign Registered)	1,903,183

	Total Thailand	3,015,194

	Turkey — 0.4%
320,871	Gubre Fabrikalari TAS	559,737
595,184	Koza Anadolu Metal Madencilik Isletmeleri AS *	227,248

	Total Turkey	786,985

	Ukraine — 1.1%
138,054	Kernel Holding SA	2,097,587

	United Arab Emirates — 0.1%
1,360,017	Dana Gas PJSC *	210,756

	United Kingdom — 24.1%
92,775	Amec Foster Wheeler Plc	658,976
639,119	Anglo American Plc *	6,551,129
493,289	BHP Billiton Plc	6,416,253
516,658	BP Plc	2,904,436
734,432	EnQuest Plc *	257,704
2,855,439	Glencore Plc	6,533,967
38,997	Hunting Plc	237,923
21,070	John Wood Group Plc	192,646
82,021	Petrofac Ltd	895,400
338,006	Premier Oil Plc *	322,682
328,545	Rio Tinto Plc	9,890,093
216,893	Royal Dutch Shell Plc A Shares (London)	5,300,806
184,474	Royal Dutch Shell Plc B Shares (London)	4,696,146

	Total United Kingdom	44,858,161

	United States — 12.7%
9,632	Apache Corp.	478,710
40,100	Atwood Oceanics, Inc.	316,790
144,347	Chesapeake Energy Corp. *	916,604
24,467	Chevron Corp.	2,460,891
5,909	ConocoPhillips	242,564
256,908	Denbury Resources, Inc. *	791,277
14,800	Devon Energy Corp.	641,284
34,000	Diamond Offshore Drilling, Inc.	627,980
112,200	Ensco Plc – Class A	851,598
395,044	Freeport-McMoRan, Inc.	4,065,003
45,600	Joy Global, Inc.	1,243,968
69,704	Mosaic Co. (The)	2,095,999
18,300	Murphy Oil Corp.	488,976
49,600	Nabors Industries Ltd.	493,024
31,700	National Oilwell Varco, Inc.	1,063,218
15,000	Newfield Exploration Co. *	650,400

28	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†		Description	Value ($)
		United States — continued
	113,000	Noble Corp Plc	650,880
	45,500	Northern Oil and Gas, Inc. *	147,420
	26,200	Oasis Petroleum, Inc. *	248,376
	38,300	Rowan Cos., Plc – Class A	477,218
	26,258	SM Energy Co.	994,653
	169,400	SolarEdge Technologies, Inc. *	2,883,188
	15,300	Southwestern Energy Co. *	212,823
	29,700	Tidewater, Inc.	97,119
	24,300	Unit Corp. *	415,287

		Total United States	23,555,250

		TOTAL COMMON STOCKS (COST $159,046,771)	164,634,480

		PREFERRED STOCKS — 9.3%

		Brazil — 1.9%
	1,132,600	Bradespar SA	3,605,577

		Chile — 5.4%
	81,127	Sociedad Quimica y Minera de Chile SA – Class B	2,062,374
	311,878	Sociedad Quimica y Minera de Chile SA Sponsored ADR	7,952,889

		Total Chile	10,015,263

		Russia — 2.0%
	23,591	Bashneft PJSC – Class S	707,721
	4,873,884	Surgutneftegas OJSC	2,442,303
	218,631	Tatneft PJSC	585,537

		Total Russia	3,735,561

		TOTAL PREFERRED STOCKS (COST $13,670,393)	17,356,401

		MUTUAL FUNDS — 1.3%

		United States — 1.3%
		Affiliated Issuers
	99,963	GMO U.S. Treasury Fund	2,500,080

		TOTAL MUTUAL FUNDS (COST $2,500,000)	2,500,080

		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
	940,602	BNP Paribas (Paris) Time Deposit, 0.15%, due 09/01/16	940,602
EUR	2,708	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.54)%, due 09/01/16	3,021
NOK	53,226	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/01/16	6,388

Par Value†	Description	Value ($)
	Time Deposits — continued
165,556	Citibank (New York) Time Deposit, 0.15%, due 09/01/16	165,556

	Total Time Deposits	1,115,567

	TOTAL SHORT-TERM INVESTMENTS (COST $1,115,567)	1,115,567

	TOTAL INVESTMENTS — 99.8% (Cost $176,332,731)	185,606,528
	Other Assets and Liabilities (net) — 0.2%	299,551

	TOTAL NET ASSETS — 100.0%	$185,906,079

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	29

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Short-Term Investments	93.4%
Written Options	(0.9)
Other	7.5

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

30

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — 93.4%

	U.S. Government — 93.2%
46,900,000	U.S. Treasury Bill, 0.20%, due 09/15/16 (a) (b)	46,896,060
38,000,000	U.S. Treasury Bill, 0.20%, due 09/22/16 (a) (b)	37,995,478
22,000,000	U.S. Treasury Bill, 0.22%, due 10/20/16 (a) (b)	21,993,510
33,000,000	U.S. Treasury Bill, 0.36%, due 01/05/17 (a) (b)	32,959,311
2,600,000	U.S. Treasury Bill, 0.45%, due 02/16/17 (b)	2,594,639
25,000,000	U.S. Treasury Bill, 0.46%, due 03/02/17 (a) (b)	24,942,025
24,900,000	U.S. Treasury Bill, 0.56%, due 07/20/17 (a) (b)	24,777,467

	Total U.S. Government	192,158,490

Shares	Description	Value ($)
	Money Market Funds — 0.2%
411,293	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (c)	411,293

	TOTAL SHORT-TERM INVESTMENTS (COST $192,542,667)	192,569,783

	TOTAL INVESTMENTS — 93.4% (Cost $192,542,667)	192,569,783
	Other Assets and Liabilities (net) — 6.6%	13,577,692

	TOTAL NET ASSETS — 100.0%	$206,147,475

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Written Options

Index Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Put	3,073	09/16/2016	Euro STOXX 50, Strike 2,975	$2,287,950	$(762,614)
Put	470	09/16/2016	S&P 500 Index, Strike 2,185	1,219,640	(1,184,400)

				$3,507,590	$(1,947,014)

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate shown represents yield-to-maturity.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.5%
Mutual Funds	1.4
Preferred Stocks	1.4
Short-Term Investments	0.3
Other	0.4

100.0%

Country Summary¤	% of Investments
Japan	20.4%
United Kingdom	17.3
Germany	11.7
France	8.4
Australia	5.3
Netherlands	4.0
Other Developed	3.8 ‡
Switzerland	3.6
Other Emerging	3.5 †
Italy	3.0
Hong Kong	2.9
China	2.5
South Korea	2.0
Canada	1.9
Taiwan	1.7
Spain	1.5
United States	1.5
Finland	1.4
Israel	1.3
Norway	1.3
Singapore	1.0

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

Industry Group Summary	% of Equity Investments#
Capital Goods	9.1%
Insurance	9.0
Banks	7.8
Automobiles & Components	7.2
Telecommunication Services	6.6
Pharmaceuticals, Biotechnology & Life Sciences	6.5
Real Estate	6.4
Materials	6.2
Energy	5.6
Food, Beverage & Tobacco	5.6
Household & Personal Products	3.6
Transportation	3.1
Technology Hardware & Equipment	3.1
Utilities	3.0
Diversified Financials	2.6
Food & Staples Retailing	2.5
Media	2.0
Software & Services	1.9
Retailing	1.9
Consumer Durables & Apparel	1.9
Health Care Equipment & Services	1.2
Commercial & Professional Services	1.2
Consumer Services	1.1
Semiconductors & Semiconductor Equipment	0.9

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%

	Australia — 5.3%
20,206	Adelaide Brighton Ltd	79,607
2,843	ASX Ltd	109,147
107,381	BlueScope Steel Ltd	700,168
5,751	BT Investment Management Ltd	38,182
14,851	BWP Trust (REIT)	36,225
6,414	Caltex Australia Ltd	163,212
12,692	Challenger Ltd	87,512
6,452	CIMIC Group Ltd	143,277
3,146	CSL Ltd	255,287
34,056	CSR Ltd	88,163
50,717	Dexus Property Group (REIT)	369,957
21,637	Genworth Mortgage Insurance Australia Ltd	47,424
97,177	GPT Group (The) (REIT)	388,698
56,225	Incitec Pivot Ltd	120,187
30,400	Investa Office Fund (REIT)	104,062
19,962	LendLease Group	206,854
6,493	Macquarie Group Ltd	393,057
234,334	Mirvac Group (REIT)	407,849
53,267	Orora Ltd	123,949
29,645	OZ Minerals Ltd	142,224
31,324	Primary Health Care Ltd	96,128
220,741	Scentre Group (REIT)	823,515
20,186	Sonic Healthcare Ltd	348,459
121,318	South32 Ltd *	174,811
64,473	Spotless Group Holdings Ltd	51,033
21,251	Star Entertainment Grp Ltd (The)	94,094
72,592	Stockland (REIT)	264,273
180,636	Telstra Corp Ltd	713,317
60,546	Vicinity Centres (REIT)	150,453
14,662	Wesfarmers Ltd	467,091
38,314	Westfield Corp (REIT)	293,866
23,321	Woodside Petroleum Ltd	499,623
14,510	WorleyParsons Ltd *	88,385

	Total Australia	8,070,089

	Austria — 0.6%
88,088	Immofinanz AG (Entitlement Shares) * (a)	—
7,133	OMV AG	199,868
6,670	Raiffeisen Bank International AG *	94,914
17,701	voestalpine AG	586,653

	Total Austria	881,435

	Belgium — 0.4%
6,832	Ageas	236,906
2,283	Groupe Bruxelles Lambert SA	200,504
3,798	Proximus SADP	116,323

	Total Belgium	553,733

Shares	Description	Value ($)
	Brazil — 0.3%
37,800	Ambev SA	224,632
4,900	BB Seguridade Participacoes SA	44,232
7,100	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	39,378
15,800	JBS SA	61,161
13,800	Kroton Educacional SA	58,974
10,400	MRV Engenharia e Participacoes SA	39,614
6,200	Transmissora Alianca de Energia Eletrica SA	44,544

	Total Brazil	512,535

	Canada — 1.9%
7,600	Alimentation Couche-Tard Inc – Class B	391,938
1,300	Canadian Tire Corp Ltd – Class A	133,162
900	CCL Industries Inc – Class B	171,744
7,400	CGI Group Inc – Class A *	360,182
12,900	CI Financial Corp	252,511
6,600	Great-West Lifeco Inc	157,627
1,600	Industrial Alliance Insurance & Financial Services Inc	57,026
12,020	Metro Inc	408,244
8,900	Power Corp of Canada	188,126
2,900	Russel Metals Inc	48,186
16,100	Sun Life Financial Inc	508,020
2,200	Toromont Industries Ltd	66,567
3,600	Transcontinental Inc – Class A	52,707
2,500	Westshore Terminals Investment Corp	42,245

	Total Canada	2,838,285

	China — 2.5%
7,500	AAC Technologies Holdings Inc	85,420
24,500	Anhui Conch Cement Co Ltd – Class H	68,620
16,000	ANTA Sports Products Ltd	43,208
54,000	Beijing Capital International Airport Co Ltd – Class H	60,792
127,000	Belle International Holdings Ltd	82,320
38,000	China Communications Construction Co Ltd – Class H	41,292
106,000	China Communications Services Corp Ltd – Class H	62,223
32,500	China Galaxy Securities Co Ltd – Class H	30,371
25,000	China Mengniu Dairy Co Ltd	47,267
56,500	China Mobile Ltd	696,025
106,000	China National Building Material Co Ltd – Class H	47,697
28,000	China Overseas Land & Investment Ltd	92,220
13,600	China Pacific Insurance Group Co Ltd – Class H	47,647
200,000	China Petroleum & Chemical Corp – Class H	142,949
90,000	China Resources Cement Holdings Ltd	35,200
34,000	China Resources Land Ltd	95,410
42,000	China Resources Power Holdings Co Ltd	72,342

See accompanying notes to the financial statements.	33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	China — continued
25,000	China Shenhua Energy Co Ltd – Class H	44,769
62,000	China Southern Airlines Co Ltd – Class H	36,710
238,000	China Telecom Corp Ltd – Class H	122,634
118,000	China Travel International Investment Hong Kong Ltd	34,605
50,000	China Unicom Hong Kong Ltd	56,534
121,000	CNOOC Ltd	145,977
122,000	Datang International Power Generation Co Ltd – Class H	31,870
52,000	Dongfeng Motor Group Co Ltd – Class H	55,425
75,000	Geely Automobile Holdings Ltd	59,995
35,500	Great Wall Motor Co Ltd – Class H	34,369
60,000	Guangdong Investment Ltd	92,649
29,200	Guangzhou R&F Properties Co Ltd – Class H	49,211
21,000	Haitian International Holdings Ltd	42,218
85,000	Huabao International Holdings Ltd *	32,704
58,000	Huadian Power International Corp Ltd – Class H	25,894
58,000	Huaneng Power International Inc – Class H	35,340
42,000	Jiangsu Expressway Co Ltd – Class H	58,940
29,500	Kingboard Chemical Holdings Ltd	76,706
41,000	Kingboard Laminates Holdings Ltd	35,413
40,000	Kunlun Energy Co Ltd	29,334
67,000	Lee & Man Paper Manufacturing Ltd	53,966
10,000	Minth Group Ltd	37,782
111,000	People’s Insurance Co Group of China Ltd (The) – Class H	44,459
58,000	PICC Property & Casualty Co Ltd – Class H	95,457
29,500	Ping An Insurance Group Co of China Ltd – Class H	152,054
16,000	Shanghai Industrial Holdings Ltd	41,580
20,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	57,279
58,000	Shenzhen Expressway Co Ltd – Class H	61,231
35,000	Shenzhen International Holdings Ltd	56,090
29,000	Shimao Property Holdings Ltd	40,249
48,000	Sino Biopharmaceutical Ltd	30,744
63,500	Sinopec Engineering Group Co Ltd – Class H	52,544
11,600	Sinopharm Group Co Ltd – Class H	59,283
104,000	Skyworth Digital Holdings Ltd	76,851
34,000	TravelSky Technology Ltd – Class H	73,698
56,000	Zhejiang Expressway Co Ltd – Class H	62,372

	Total China	3,847,939

	Czech Republic — 0.1%
1,996	CEZ AS	34,840
1,235	Komercni Banka as	41,767

	Total Czech Republic	76,607

Shares	Description	Value ($)
	Denmark — 0.9%
417	AP Moeller – Maersk A/S – Class B	623,816
17,062	Novo Nordisk A/S – Class B	798,515

	Total Denmark	1,422,331

	Finland — 1.4%
2,834	Amer Sports Oyj	85,369
11,148	Fortum Oyj	171,968
6,666	Neste Oyj	277,654
75,944	Nokia Oyj	428,356
7,065	Nokian Renkaat Oyj	255,068
6,723	Sampo Oyj – A Shares	289,170
32,440	UPM-Kymmene Oyj	652,043

	Total Finland	2,159,628

	France — 8.3%
65,210	Air France-KLM *	358,933
3,891	Atos SE	383,636
125,509	AXA SA	2,641,621
5,928	BNP Paribas SA	302,746
16,919	Bouygues SA	537,816
5,248	Capgemini SA	512,780
1,878	Christian Dior SE	325,440
4,564	Cie Generale des Etablissements Michelin	486,506
15,143	Engie SA	242,009
16,002	GDF Suez Strip – VVPR * (a)	—
988	Gecina SA (REIT)	154,853
1,013	IPSOS	33,307
1,307	Nexity SA *	68,588
27,195	Peugeot SA *	402,562
1,978	Plastic Omnium SA	63,247
7,881	Renault SA	647,212
3,919	Schneider Electric SE	267,360
477	SEB SA	63,519
20,665	Societe Generale SA	754,474
88,239	TOTAL SA	4,215,740
8,850	Veolia Environnement SA	188,591

	Total France	12,650,940

	Germany — 11.0%
25,194	Allianz SE (Registered)	3,745,264
1,759	Axel Springer SE	89,530
13,693	Bayerische Motoren Werke AG	1,189,824
2,936	Continental AG	614,283
36,031	Daimler AG (Registered)	2,494,099
35,471	Deutsche Lufthansa AG (Registered)	412,622
65,795	Deutsche Telekom AG (Registered)	1,097,548
7,260	Duerr AG	613,046
689	Fielmann AG	53,862
9,412	Freenet AG	270,024

34	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
3,807	Fresenius SE & Co KGaA	277,526
919	Grammer AG	53,227
3,167	Hannover Rueck SE	323,759
6,192	HeidelbergCement AG	574,612
14,248	Infineon Technologies AG	239,087
10,399	K+S AG (Registered)	217,343
5,987	Leoni AG	221,511
7,389	METRO AG	219,005
5,339	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	964,122
9,465	ProSiebenSat.1 Media SE	408,380
1,776	RTL Group SA	149,510
19,809	Siemens AG (Registered)	2,363,149
1,476	Volkswagen AG	213,673

	Total Germany	16,805,006

	Hong Kong — 2.9%
128,500	BOC Hong Kong Holdings Ltd	448,642
58,500	CK Hutchison Holdings Ltd	750,581
21,600	Dah Sing Banking Group Ltd	39,637
46,000	First Pacific Co Ltd	34,429
25,600	Henderson Land Development Co Ltd	149,364
90,600	Hongkong Land Holdings Ltd	587,205
16,000	Hysan Development Co Ltd	77,147
29,000	Kerry Properties Ltd	84,223
134,500	Link (REIT)	976,998
80,000	Sino Land Co Ltd	136,727
14,000	Sun Hung Kai Properties Ltd	196,676
31,500	Swire Pacific Ltd – Class A	347,508
58,000	Wharf Holdings Ltd (The)	408,757
21,000	Wheelock & Co Ltd	119,912

	Total Hong Kong	4,357,806

	Hungary — 0.1%
684	MOL Hungarian Oil & Gas Plc	42,695
2,172	OTP Bank Plc	56,703
1,622	Richter Gedeon Nyrt	33,274

	Total Hungary	132,672

	India — 0.3%
12,073	Cairn India Ltd	35,901
7,577	Indiabulls Housing Finance Ltd	92,511
7,100	Infosys Ltd Sponsored ADR	112,606
3,981	Reliance Industries Ltd	62,221
1,026	Tata Consultancy Services Ltd	38,522
10,807	Tata Motors Ltd	87,096
5,018	UPL Ltd	47,758

	Total India	476,615

Shares	Description	Value ($)
	Ireland — 0.3%
16,028	Smurfit Kappa Group Plc	395,610

	Israel — 1.3%
39,597	Bank Hapoalim BM	212,602
52,521	Bank Leumi Le-Israel BM *	196,812
74,084	Bezeq The Israeli Telecommunication Corp Ltd	148,904
5,900	Check Point Software Technologies Ltd *	452,766
959	Frutarom Industries Ltd	50,616
18,661	Teva Pharmaceutical Industries Ltd	945,255

	Total Israel	2,006,955

	Italy — 3.0%
319,772	A2A SPA	424,391
16,042	Azimut Holding SPA	246,360
52,269	Banca Mediolanum SPA	363,132
1,351	Brembo SPA	78,926
2,247	Danieli & C Officine Meccaniche SPA – RSP	32,496
108,082	Enel SPA	477,608
25,550	Eni SPA	385,706
16,001	EXOR SPA	657,939
7,042	Ferrari NV	339,670
59,190	Leonardo-Finmeccanica SPA *	675,921
129,639	Mediaset SPA	410,521
436,151	Telecom Italia SPA-Di RISP *	319,830
49,122	Unipol Gruppo Finanziario SPA	136,766

	Total Italy	4,549,266

	Japan — 20.3%
21,100	Acom Co Ltd *	101,066
46,900	Aiful Corp *	150,643
7,800	Asahi Group Holdings Ltd	255,206
4,300	Asatsu-DK Inc	105,535
8,900	Bridgestone Corp	306,097
22,500	Canon Inc	645,203
6,500	Central Japan Railway Co	1,068,869
22,500	Concordia Financial Group Ltd *	116,327
13,100	Daicel Corp	167,400
21,000	Daiichi Sankyo Co Ltd	482,464
5,900	Daito Trust Construction Co Ltd	869,099
15,400	Daiwa House Industry Co Ltd	397,848
6,400	East Japan Railway Co	549,606
22,100	Fuji Heavy Industries Ltd	879,629
22,700	FUJIFILM Holdings Corp	854,209
38,000	Hanwa Co Ltd	212,244
40,300	Haseko Corp	381,984
7,800	Hoya Corp	302,529
4,400	Idemitsu Kosan Co Ltd	80,178
132,300	ITOCHU Corp	1,562,318

See accompanying notes to the financial statements.	35

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
10,800	Japan Airlines Co Ltd	329,639
24,600	Japan Tobacco Inc	953,225
16,300	JFE Holdings Inc	253,467
19,520	K’s Holdings Corp	308,231
5,200	Kao Corp	270,392
88,100	KDDI Corp	2,575,571
27,800	Kenedix Inc	127,804
17,100	Konica Minolta Inc	154,476
12,700	Kuraray Co Ltd	181,736
1,900	Lawson Inc	133,375
68,100	Leopalace21 Corp	452,021
100,100	Marubeni Corp	499,529
26,100	Medipal Holdings Corp	413,371
75,800	Mitsubishi Chemical Holdings Corp	479,659
31,000	Mitsubishi Corp	645,924
35,000	Mitsubishi Electric Corp	458,026
42,000	Mitsubishi Materials Corp	118,646
180,000	Mitsubishi UFJ Financial Group Inc	991,535
29,700	Mitsui & Co Ltd	395,456
106,000	Mitsui OSK Lines Ltd	245,444
357,100	Mizuho Financial Group Inc	622,185
6,600	Nagase & Co Ltd	73,362
6,100	Nexon Co Ltd	83,731
43,400	Nippon Telegraph & Telephone Corp	1,908,258
5,100	Nissan Chemical Industries Ltd	156,795
77,000	Nissan Motor Co Ltd	756,565
5,300	Nomura Real Estate Holdings Inc	86,438
31,200	NTT DOCOMO Inc	786,842
21,000	ORIX Corp	302,629
13,800	Otsuka Holdings Co Ltd	598,418
75,300	Resona Holdings Inc	344,853
19,700	Sekisui House Ltd	317,837
1,000	Shimamura Co Ltd	115,758
225,500	Sojitz Corp	540,861
42,000	Sumitomo Chemical Co Ltd	192,686
47,700	Sumitomo Corp	517,582
42,400	Sumitomo Mitsui Financial Group Inc	1,483,242
60,000	Sumitomo Mitsui Trust Holdings Inc	215,294
6,820	Suzuken Co Ltd	198,023
3,500	Takeda Pharmaceutical Co Ltd	154,321
44,200	Tokyo Electric Power Co Holdings Inc *	178,141
137,000	Tosoh Corp	845,236
25,700	Toyota Tsusho Corp	588,504
20,360	USS Co Ltd	325,763

	Total Japan	30,869,305

	Malta — 0.0%
1,718,063	BGP Holdings Plc * (a)	—

Shares	Description	Value ($)
	Mexico — 0.3%
132,300	America Movil SAB de CV – Class L	79,000
5,700	Arca Continental SAB de CV	35,588
16,800	Gentera SAB de CV	32,829
3,200	Gruma SAB de CV – Class B	42,542
4,200	Grupo Aeroportuario del Pacifico SAB de CV – Class B	41,762
2,330	Grupo Aeroportuario del Sureste SAB de CV – Class B	35,481
12,900	Grupo Financiero Banorte SAB de CV – Class O	69,519
20,200	OHL Mexico SAB de CV *	28,528
58,700	Wal-Mart de Mexico SAB de CV	134,088

	Total Mexico	499,337

	Netherlands — 4.0%
5,966	Heineken NV	534,323
54,456	ING Groep NV	681,536
50,664	Koninklijke Ahold Delhaize NV	1,216,278
30,276	RELX NV	537,036
10,191	TomTom NV *	93,869
51,703	Unilever NV CVA	2,378,913
14,998	Wolters Kluwer NV	630,921

	Total Netherlands	6,072,876

	New Zealand — 0.4%
10,112	Fisher & Paykel Healthcare Corp Ltd	70,912
42,712	Fletcher Building Ltd	328,141
17,565	SKYCITY Entertainment Group Ltd	63,834
81,592	Spark New Zealand Ltd	225,141

	Total New Zealand	688,028

	Norway — 1.3%
62,932	Seadrill Ltd *	153,753
33,768	Statoil ASA	529,746
18,080	Subsea 7 SA *	195,507
24,791	Telenor ASA	432,332
17,924	Yara International ASA	634,743

	Total Norway	1,946,081

	Peru — 0.0%
400	Credicorp Ltd	62,672

	Poland — 0.1%
2,202	KGHM Polska Miedz SA *	41,277
10,534	PGE Polska Grupa Energetyczna SA	31,123
3,168	Polski Koncern Naftowy ORLEN SA	52,731
23,236	Polskie Gornictwo Naftowe i Gazownictwo SA	31,733
34,693	Tauron Polska Energia SA *	24,674

	Total Poland	181,538

36	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.3%
119,687	EDP – Energias de Portugal SA	402,102

	Russia — 0.4%
42,749	Gazprom PJSC Sponsored ADR	172,848
5,094	Lukoil PJSC Sponsored ADR	228,292
7,004	MMC Norilsk Nickel PJSC ADR	105,436
3,514	Tatneft PAO Sponsored ADR	103,628

	Total Russia	610,204

	Singapore — 1.0%
107,000	Ascendas Real Estate Investment Trust	192,293
61,900	CapitaLand Commercial Trust (REIT)	70,132
55,600	CapitaLand Ltd	125,017
66,000	CapitaLand Mall Trust (REIT)	104,578
31,500	DBS Group Holdings Ltd	346,083
77,400	Global Logistic Properties Ltd	102,914
733,100	Golden Agri-Resources Ltd	193,360
29,800	Oversea-Chinese Banking Corp Ltd	187,588
11,100	Singapore Exchange Ltd	61,499
11,300	United Overseas Bank Ltd	149,007

	Total Singapore	1,532,471

	South Africa — 0.9%
8,698	AVI Ltd	52,686
5,290	Barclays Africa Group Ltd	53,633
4,867	Barloworld Ltd	27,553
5,022	Bidvest Group Ltd (The)	51,941
6,332	Clicks Group Ltd	52,094
24,321	FirstRand Ltd	73,066
5,920	Hyprop Investments Ltd (REIT)	51,820
3,269	Imperial Holdings Ltd	35,095
6,471	Liberty Holdings Ltd	49,568
31,582	MMI Holdings Ltd	48,548
1,534	Mondi Ltd	30,996
13,643	MTN Group Ltd	111,569
4,272	Nedbank Group Ltd	60,059
12,771	Rand Merchant Investment Holdings Ltd	36,350
76,433	Redefine Properties Ltd	57,405
3,145	Resilient REIT Ltd	25,257
12,187	RMB Holdings Ltd	48,793
7,019	Sanlam Ltd	29,849
7,201	Sasol Ltd	181,785
16,950	Sibanye Gold Ltd	65,878
2,434	SPAR Group Ltd (The)	31,804
7,855	Standard Bank Group Ltd	71,226
5,120	Steinhoff International Holdings NV	30,739
9,872	Super Group Ltd *	27,212

	Total South Africa	1,304,926

Shares	Description	Value ($)
	South Korea — 1.6%
2,596	BNK Financial Group Inc	20,558
494	Coway Co Ltd	36,897
1,206	Dongbu Insurance Co Ltd	72,920
205	E-MART Inc	28,921
406	GS Holdings Corp	17,946
2,805	Hana Financial Group Inc	73,467
1,573	Hankook Tire Co Ltd	78,671
377	Hyundai Department Store Co Ltd	42,339
7,353	Hanwha Life Insurance Co Ltd	37,312
1,679	Hyundai Marine & Fire Insurance Co Ltd	50,839
848	Hyundai Mobis Co Ltd	197,617
1,560	Hyundai Motor Co	185,839
503	Hyundai Steel Co	23,079
5,572	Industrial Bank of Korea	58,618
445	Kangwon Land Inc	15,734
3,894	KB Financial Group Inc	135,862
1,524	KB Insurance Co Ltd	36,800
2,943	Kia Motors Corp	110,629
522	Korea Investment Holdings Co Ltd	18,719
3,227	Korean Reinsurance Co	34,578
918	KT&G Corp	96,243
3,008	LG Display Co Ltd	80,685
273	Lotte Shopping Co Ltd	49,582
2,187	Meritz Fire & Marine Insurance Co Ltd	30,520
1,903	Mirae Asset Securities Co Ltd	40,012
87	POSCO	17,909
1,043	Samsung Card Co Ltd	41,298
281	Samsung Electronics Co Ltd	407,582
143	Samsung Fire & Marine Insurance Co Ltd	34,533
400	Samsung Life Insurance Co Ltd	36,905
3,051	Shinhan Financial Group Co Ltd	111,511
272	Shinsegae Inc	49,547
2,254	SK Hynix Inc	73,493
588	SK Innovation Co Ltd	76,319
8,161	Woori Bank	77,543

	Total South Korea	2,501,027

	Spain — 1.5%
15,379	ACS Actividades de Construccion y Servicios SA	436,129
8,890	Amadeus IT Group SA	408,609
11,501	Ferrovial SA	226,814
14,829	Gas Natural SDG SA	306,331
9,768	Grifols SA	206,959
110,588	Iberdrola SA	728,435

	Total Spain	2,313,277

	Sweden — 0.9%
2,888	Fastighets AB Balder – B Shares *	80,597
3,360	JM AB	85,272

See accompanying notes to the financial statements.	37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
2,808	Modern Times Group MTG AB – B Shares	70,504
18,366	Svenska Cellulosa AB SCA – Class B	564,491
86,141	Telefonaktiebolaget LM Ericsson – B Shares	613,520

	Total Sweden	1,414,384

	Switzerland — 3.6%
10,585	ABB Ltd (Registered) *	229,609
6,825	Adecco Group AG (Registered)	393,187
1,573	Baloise Holding AG (Registered)	187,404
49	dorma & kaba Holding AG – Class B (Registered)	38,487
133	EMS-Chemie Holding AG (Registered)	70,824
107	Georg Fischer AG (Registered)	86,115
190	Givaudan SA (Registered)	393,002
112	Helvetia Holding AG (Registered)	56,024
1,908	Kuehne & Nagel International AG (Registered)	266,577
6,904	Logitech International SA (Registered)	144,746
631	Pargesa Holding SA	43,530
2,658	Roche Holding AG	648,819
42	SGS SA (Registered)	92,379
55	Sika AG	262,230
884	Swatch Group AG (The) (Registered)	44,926
1,935	Swiss Life Holding AG (Registered) *	485,134
21,481	Swiss Re AG	1,815,287
981	Zurich Insurance Group AG *	251,203

	Total Switzerland	5,509,483

	Taiwan — 1.7%
49,000	Advanced Semiconductor Engineering Inc	59,622
6,000	Asustek Computer Inc	50,677
23,000	Cathay Financial Holding Co Ltd	29,011
39,360	Chang Hwa Commercial Bank Ltd	19,752
86,000	China Development Financial Holding Corp	21,691
26,480	China Life Insurance Co Ltd	23,405
16,000	Chunghwa Telecom Co Ltd	57,441
134,000	Compal Electronics Inc	79,311
85,000	CTBC Financial Holding Co Ltd	49,074
87,635	First Financial Holding Co Ltd	44,983
29,000	Foxconn Technology Co Ltd *	81,223
64,000	Fubon Financial Holding Co Ltd	90,343
122,000	Hon Hai Precision Industry Co Ltd	337,462
110,564	Hua Nan Financial Holdings Co Ltd – Class C	56,911
97,000	Inventec Corp	71,835
50,249	Lite-On Technology Corp	75,919
127,000	Mega Financial Holding Co Ltd	86,355
10,000	Novatek Microelectronics Corp	34,067
14,000	Pegatron Corp	33,779
64,000	Pou Chen Corp	92,560
206,000	Shin Kong Financial Holding Co Ltd *	45,106

Shares	Description	Value ($)
	Taiwan — continued
44,000	Siliconware Precision Industries Co Ltd	65,518
3,100	SinoPac Financial Holdings Co Ltd	905
162,999	Taishin Financial Holding Co Ltd	61,571
39,000	Taiwan Cement Corp	44,440
25,900	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	744,366
27,000	Uni-President Enterprises Corp	50,945
212,000	United Microelectronics Corp	76,868
2,123	Wistron Corp	1,557
137,000	Yuanta Financial Holding Co Ltd	48,483

	Total Taiwan	2,535,180

	Thailand — 0.1%
9,900	Kasikornbank Pcl NVDR	56,427
153,300	Krung Thai Bank Pcl (Foreign Registered)	84,057
8,100	PTT Pcl (Foreign Registered)	81,395

	Total Thailand	221,879

	Turkey — 0.3%
19,275	Akbank TAS	50,947
3,162	Arcelik AS	22,621
28,711	Eregli Demir ve Celik Fabrikalari TAS	43,195
9,799	Haci Omer Sabanci Holding AS	30,234
10,322	KOC Holding AS	44,803
1,997	Tupras-Turkiye Petrol Rafineriler AS	39,099
14,346	Turkcell Iletisim Hizmetleri AS *	48,083
22,477	Turkiye Garanti Bankasi AS	57,974
25,560	Turkiye Is Bankasi – Class C	41,556
20,914	Turkiye Sise ve Cam Fabrikalari AS	24,184

	Total Turkey	402,696

	United Kingdom — 17.2%
23,644	3i Group Plc	190,830
3,848	Associated British Foods Plc	153,672
30,507	AstraZeneca Plc	1,969,257
46,296	BAE Systems Plc	327,151
55,298	Balfour Beatty Plc *	205,088
12,846	Berkeley Group Holdings Plc (The)	450,725
60,720	British American Tobacco Plc	3,767,228
20,814	British Land Co Plc (The) (REIT)	181,281
13,946	Bunzl Plc	432,005
93,366	Cobham Plc	198,182
33,668	Compass Group Plc	637,250
2,445	CYBG Plc CDI *	8,550
26,902	Direct Line Insurance Group Plc	130,652
28,612	DS Smith Plc	153,534
168,638	GlaxoSmithKline Plc	3,629,974
20,460	Halfords Group Plc	93,476
68,150	Home Retail Group Plc	142,848
316,948	HSBC Holdings Plc	2,356,482
35,481	Imperial Brands Plc	1,861,097

38	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
33,865	Inchcape Plc	312,100
115,235	Kingfisher Plc	562,008
110,901	Legal & General Group Plc	306,765
57,947	Man Group Plc	82,764
33,291	Marks & Spencer Group Plc	150,585
10,758	Mondi Plc	218,907
51,851	National Grid Plc	713,574
6,162	Next Plc	447,194
20,220	Pearson Plc	229,936
22,504	Persimmon Plc	539,077
13,059	Reckitt Benckiser Group Plc	1,261,483
41,424	Royal Mail Plc	279,534
46,897	Sage Group Plc (The)	446,824
143,146	Tesco Plc *	312,693
293,623	Thomas Cook Group Plc *	268,534
22,685	TUI AG	316,817
18,791	Unilever Plc	872,302
41,227	William Hill Plc	172,412
129,152	WM Morrison Supermarkets Plc	334,183
61,520	WPP Plc	1,420,372

	Total United Kingdom	26,137,346

	TOTAL COMMON STOCKS (COST $126,433,700)	146,942,264

	PREFERRED STOCKS — 1.4%

	Brazil — 0.5%
17,380	Banco Bradesco SA	156,405
10,300	Bradespar SA	32,790
11,900	Centrais Eletricas Brasileiras SA – Class B *	105,026
7,000	Cia Energetica de Sao Paulo – Class B	29,242
32,700	Companhia Energetica de Minas Gerais	88,605
75,840	Itausa-Investimentos Itau SA	201,977
21,000	Vale SA	94,101

	Total Brazil	708,146

	Germany — 0.5%
1,092	Bayerische Motoren Werke AG	81,729
14,682	Porsche Automobil Holding SE	741,845

	Total Germany	823,574

	Russia — 0.1%
277,820	Surgutneftegas OJSC	139,216

	South Korea — 0.3%
442	Hyundai Motor Co	37,973
627	Hyundai Motor Co 2nd Preference	56,500
301	Samsung Electronics Co Ltd	356,977

	Total South Korea	451,450

	TOTAL PREFERRED STOCKS (COST $1,554,339)	2,122,386

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 1.4%

		United States — 1.4%
		Affiliated Issuers
	88,304	GMO U.S. Treasury Fund	2,208,490

		TOTAL MUTUAL FUNDS (COST $2,208,483)	2,208,490

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
ZAR	29,002	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.44%, due 09/01/16	1,973
SGD	9,278	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	6,809
HKD	85,575	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	11,031
GBP	4,307	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	5,656
EUR	4,609	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.54)%, due 09/01/16	5,141
CAD	292	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	223
AUD	77,788	National Australia Bank (Melbourne) Time Deposit, 0.69%, due 09/01/16	58,461
	304,900	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	304,900
JPY	3,091,501	Sumitomo (Tokyo) Time Deposit, (0.29)%, due 09/01/16	29,880

		Total Time Deposits	424,074

		TOTAL SHORT-TERM INVESTMENTS (COST $424,074)	424,074

		TOTAL INVESTMENTS — 99.6% (Cost $130,620,596)	151,697,214
		Other Assets and Liabilities (net) — 0.4%	543,693

		TOTAL NET ASSETS — 100.0%	$152,240,907

Notes to Schedule of Investments:

*	Non-income producing security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	39

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	0.4
Short-Term Investments	0.2
Other	0.7

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	8.9%
Energy	8.7
Technology Hardware & Equipment	8.6
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Retailing	7.7
Insurance	6.8
Capital Goods	6.4
Health Care Equipment & Services	5.6
Food, Beverage & Tobacco	5.5
Semiconductors & Semiconductor Equipment	4.7
Banks	4.4
Diversified Financials	4.3
Transportation	4.1
Materials	3.8
Telecommunication Services	3.7
Commercial & Professional Services	2.4
Automobiles & Components	2.3
Media	1.4
Consumer Durables & Apparel	1.3
Utilities	0.6
Real Estate	0.5
Food & Staples Retailing	0.4
Household & Personal Products	0.0 ^
Consumer Services	0.0 ^

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

40

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Automobiles & Components — 2.3%
6,000	Cooper-Standard Holding, Inc. *	594,300
66,921	Drew Industries, Inc.	6,815,904
71,900	Gentex Corp.	1,279,101
254,283	Lear Corp.	29,570,570
13,984	Superior Industries International, Inc.	407,074
111,085	Thor Industries, Inc.	9,014,548
80,365	Tower International, Inc.	1,952,869

	Total Automobiles & Components	49,634,366

	Banks — 4.3%
4,236	American National Bankshares, Inc.	113,398
100,348	Chemical Financial Corp.	4,639,088
199,809	Citigroup, Inc.	9,538,882
4,500	CNB Financial Corp.	90,675
202,461	Essent Group Ltd. *	5,381,413
5,300	Federal Agricultural Mortgage Corp. – Class C	217,194
2,000	First Bancorp, Inc.	45,020
3,800	German American Bancorp, Inc.	140,068
1,007,898	JPMorgan Chase & Co.	68,033,115
83,771	Northwest Bancshares, Inc.	1,300,126
30,250	PennyMac Financial Services, Inc. – Class A *	500,638
5,000	Territorial Bancorp, Inc.	142,800
7,533	Trustmark Corp.	213,636
6,300	Univest Corp. of Pennsylvania	147,042
144,941	Walker & Dunlop, Inc. *	3,840,936

	Total Banks	94,344,031

	Capital Goods — 6.3%
352,220	3M Co.	63,131,913
232,844	AGCO Corp.	11,302,248
18,400	Briggs & Stratton Corp.	349,784
17,851	Douglas Dynamics, Inc.	572,660
475,071	Emerson Electric Co.	25,026,740
53,300	Honeywell International, Inc.	6,220,643
181,563	Snap-on, Inc.	27,831,792
30,719	Tutor Perini Corp. *	712,374
117,300	Wabash National Corp. *	1,636,335

	Total Capital Goods	136,784,489

	Commercial & Professional Services — 2.4%
184,929	ACCO Brands Corp. *	1,849,290
213,637	Cintas Corp.	25,104,484
133,155	Deluxe Corp.	9,077,176
6,800	Heidrick & Struggles International, Inc.	127,092
108,417	KAR Auction Services, Inc.	4,583,871
345,180	Korn/Ferry International	8,229,091
15,741	TRC Cos., Inc. *	119,947
142,573	TrueBlue, Inc. *	3,115,220

	Total Commercial & Professional Services	52,206,171

Shares	Description	Value ($)
	Consumer Durables & Apparel — 1.3%
6,500	Bassett Furniture Industries, Inc.	160,940
8,475	Columbia Sportswear Co.	476,041
4,100	CSS Industries, Inc.	104,427
6,800	Culp, Inc.	215,628
4,395	Flexsteel Industries, Inc.	208,543
208,573	Helen of Troy Ltd. *	18,842,485
230,263	Smith & Wesson Holding Corp. *	6,481,903
30,127	Tupperware Brands Corp.	1,974,222

	Total Consumer Durables & Apparel	28,464,189

	Consumer Services — 0.0%
12,300	Bridgepoint Education, Inc. *	89,175

	Diversified Financials — 3.9%
129,188	BlackRock Capital Investment Corp.	1,126,519
431,937	Capital One Financial Corp.	30,926,689
239,637	Cash America International, Inc.	10,431,399
8,404	Encore Capital Group, Inc. *	181,190
329,366	Nasdaq, Inc.	23,454,153
6,673	OneMain Holdings, Inc. *	206,930
156,814	PRA Group, Inc. *	5,014,912
26,612	Regional Management Corp. *	575,351
193,805	T. Rowe Price Group, Inc.	13,477,200

	Total Diversified Financials	85,394,343

	Energy — 8.6%
107,000	California Resources Corp.	1,062,510
602,193	Chevron Corp.	60,568,572
357,933	Denbury Resources, Inc. *	1,102,434
35,778	Exterran Corp. *	505,543
1,243,124	Marathon Oil Corp.	18,671,723
611,605	Tesoro Corp.	46,127,249
47,900	Unit Corp. *	818,611
1,055,884	Valero Energy Corp.	58,443,179

	Total Energy	187,299,821

	Food & Staples Retailing — 0.4%
108,300	Wal-Mart Stores, Inc.	7,736,952

	Food, Beverage & Tobacco — 5.5%
22,000	Altria Group, Inc.	1,453,980
563,411	Dr Pepper Snapple Group, Inc.	52,791,611
215,513	Hormel Foods Corp.	8,245,527
344,345	Ingredion, Inc.	47,161,491
28,100	John B. Sanfilippo & Son, Inc.	1,444,902
111,200	Omega Protein Corp. *	2,803,352
22,200	Philip Morris International, Inc.	2,218,446
53,400	Universal Corp.	3,213,078

	Total Food, Beverage & Tobacco	119,332,387

See accompanying notes to the financial statements.	41

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — 5.5%
162,652	Aetna, Inc.	19,049,802
248,101	Anthem, Inc.	31,032,473
56,277	Chemed Corp.	7,593,456
8,921	Exactech, Inc. *	247,915
10,300	Triple-S Management Corp. – Class B *	225,467
458,143	UnitedHealth Group, Inc.	62,330,355

	Total Health Care Equipment & Services	120,479,468

	Household & Personal Products — 0.0%
15,800	Central Garden & Pet Co. *	405,744
13,900	Central Garden & Pet Co. – Class A *	337,075
5,700	Nutraceutical International Corp. *	144,381

	Total Household & Personal Products	887,200

	Insurance — 6.7%
267,799	Aflac, Inc.	19,865,330
12,192	American Equity Investment Life Holding Co.	214,823
9,200	American National Insurance Co.	1,074,744
804,376	Assured Guaranty Ltd.	22,337,521
89,804	Everest Re Group Ltd.	17,366,297
284,976	First American Financial Corp.	12,279,616
86,189	Hanover Insurance Group, Inc. (The)	6,739,980
561,966	MBIA, Inc. *	4,529,446
28,129	Navigators Group, Inc. (The)	2,643,001
39,012	Selective Insurance Group, Inc.	1,556,579
480,047	Travelers Cos., Inc. (The)	56,986,379
2,372	W.R. Berkley Corp.	140,826

	Total Insurance	145,734,542

	Materials — 3.7%
61,943	AptarGroup, Inc.	4,830,315
357,447	Avery Dennison Corp.	27,680,696
125,444	Chemours Co. (The)	1,654,606
596,880	LyondellBasell Industries NV – Class A	47,087,863

	Total Materials	81,253,480

	Media — 1.4%
172,498	Gannett Co., Inc.	2,057,901
22,485	Meredith Corp.	1,192,604
216,540	News Corp. – Class A	3,044,553
245,600	Omnicom Group, Inc.	21,153,528
42,775	Scripps Networks Interactive, Inc. – Class A	2,710,652

	Total Media	30,159,238

	Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
178,100	Gilead Sciences, Inc.	13,959,478
682,547	Johnson & Johnson	81,455,159
1,410,437	PDL BioPharma, Inc.	4,104,372
2,020,338	Pfizer, Inc.	70,307,762

	Total Pharmaceuticals, Biotechnology & Life Sciences	169,826,771

Shares	Description	Value ($)
	Real Estate — 0.8%
60,700	Apollo Commercial Real Estate Finance, Inc. REIT	989,410
5,221	Ares Commercial Real Estate Corp. REIT	65,628
341,139	ARMOUR Residential REIT, Inc.	7,586,931
17,412	CatchMark Timber Trust, Inc. REIT – Class A	203,721
75,243	Jones Lang LaSalle, Inc.	8,784,620
18,480	Newcastle Investment Corp. REIT	85,932

	Total Real Estate	17,716,242

	Retailing — 7.6%
857,276	Bed Bath & Beyond, Inc.	39,751,888
731,295	Foot Locker, Inc.	48,002,204
416,802	Guess?, Inc.	6,931,417
502,900	Home Depot, Inc. (The)	67,448,948
65,609	Murphy USA, Inc. *	4,797,330

	Total Retailing	166,931,787

	Semiconductors & Semiconductor Equipment — 4.6%
1,976,816	Intel Corp.	70,947,926
481,981	QUALCOMM, Inc.	30,398,542

	Total Semiconductors & Semiconductor Equipment	101,346,468

	Software & Services — 8.8%
150,874	Accenture Plc – Class A	17,350,510
170,273	Activision Blizzard, Inc.	7,044,194
455,005	Amdocs Ltd.	27,354,901
109,120	Booz Allen Hamilton Holding Corp.	3,312,883
102,280	CA, Inc.	3,468,315
7,600	CACI International, Inc. – Class A *	755,136
4,670	Citrix Systems, Inc. *	407,224
356,225	Convergys Corp.	10,626,192
33,651	CSG Systems International, Inc.	1,471,222
297,534	Fiserv, Inc. *	30,660,879
272,399	International Business Machines Corp.	43,278,753
204,400	Microsoft Corp.	11,744,824
124,541	Net 1 UEPS Technologies, Inc. *	1,216,765
524,602	Paychex, Inc.	31,827,603
60,080	Sykes Enterprises, Inc. *	1,756,138

	Total Software & Services	192,275,539

	Technology Hardware & Equipment — 8.5%
363,165	Apple, Inc.	38,531,806
462,081	Arrow Electronics, Inc. *	30,418,792
641,764	Avnet, Inc.	26,748,724
2,202,829	Cisco Systems, Inc.	69,256,944
18,841	ePlus, Inc. *	1,705,299
26,214	F5 Networks, Inc. *	3,217,244
26,802	Insight Enterprises, Inc. *	820,141
162,941	Jabil Circuit, Inc.	3,452,720
148,493	Sanmina Corp. *	3,902,396

42	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
99,638	Tech Data Corp. *	7,397,125

	Total Technology Hardware & Equipment	185,451,191

	Telecommunication Services — 3.6%
162,700	AT&T, Inc.	6,651,176
2,800	FairPoint Communications, Inc. *	39,032
15,255	United States Cellular Corp. *	567,791
1,364,317	Verizon Communications, Inc.	71,394,709
13,175	Vonage Holdings Corp. *	76,547

	Total Telecommunication Services	78,729,255

	Transportation — 4.1%
152,178	Alaska Air Group, Inc.	10,276,580
59,192	Atlas Air Worldwide Holdings, Inc. *	2,198,391
1,047,385	Delta Air Lines, Inc.	38,491,399
871,546	JetBlue Airways Corp. *	13,901,159
43,045	Matson, Inc.	1,661,106
138,866	SkyWest, Inc.	3,920,187
72,500	United Parcel Service, Inc. – Class B	7,918,450
461,274	Werner Enterprises, Inc.	10,646,204

	Total Transportation	89,013,476

	Utilities — 0.6%
19,000	Avista Corp.	771,780
25,434	IDACORP, Inc.	1,934,764
697,734	Talen Energy Corp. *	9,635,707

	Total Utilities	12,342,251

	TOTAL COMMON STOCKS (COST $2,073,557,162)	2,153,432,832

	MUTUAL FUNDS — 0.4%

	Affiliated Issuers — 0.4%
373,655	GMO U.S. Treasury Fund	9,345,101

	TOTAL MUTUAL FUNDS (COST $9,345,101)	9,345,101

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
4,034,745	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (a)	4,034,745

	TOTAL SHORT-TERM INVESTMENTS (COST $4,034,745)	4,034,745

	TOTAL INVESTMENTS — 99.3% (Cost $2,086,937,008)	2,166,812,678
	Other Assets and Liabilities (net) — 0.7%	15,384,599

	TOTAL NET ASSETS — 100.0%	$2,182,197,277

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 44.

See accompanying notes to the financial statements.	43

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Frank

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NZD - New Zealand Dollar

SGD - Singapore Dollar

ZAR - South African Rand

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$66,710,332	$62,226,997	$3,044,984	$224,537,698
Investments in unaffiliated issuers, at value (Note 2)(b)	224,270,976	7,218,727,501	954,351,194	9,056,126,396
Foreign currency, at value (Note 2)(c)	77,992	131,583	17,342	17
Cash	5,197	—	—	—
Receivable for investments sold	—	223,567,047	—	—
Receivable for Fund shares sold	—	177,362	3,168	282,696
Dividends receivable	581,471	17,967,397	2,608,881	17,607,194
Dividend withholding tax receivable	219,383	11,095,000	1,725,842	7,314,798
Receivable for foreign currency sold	43	845,918	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	121,786	326,040	87,219	107,184
Miscellaneous receivable	1,430	42,167	3,950	—

Total assets	291,988,610	7,535,107,012	961,842,580	9,305,975,983

Liabilities:
Payable for Fund shares repurchased	—	203,441,830	1,821,413	49,809,169
Accrued foreign capital gains tax payable (Note 2)	2,162	—	—	—
Payable to affiliate for (Note 5):
Management fee	123,481	3,451,149	338,504	2,748,088
Shareholder service fee	28,729	675,399	90,146	861,186
Payable for foreign currency purchased	—	—	3	—
Payable to agents unaffiliated with GMO	66	1,221	198	1,221
Payable to Trustees and related expenses	319	6,315	2,435	2,431
Accrued expenses	144,200	927,314	303,030	838,307

Total liabilities	298,957	208,503,228	2,555,729	54,260,402

Net assets	$291,689,653	$7,326,603,784	$959,286,851	$9,251,715,581

(a) Cost of investments – affiliated issuers:	$66,129,759	$62,226,997	$3,044,984	$224,531,882
(b) Cost of investments – unaffiliated issuers:	$223,643,188	$7,469,825,782	$986,782,009	$7,739,738,174
(c) Cost of foreign currency:	$79,066	$161,045	$17,568	$16

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund
Net assets consist of:
Paid-in capital	$303,863,496	$8,755,737,939	$1,528,003,255	$7,880,352,631
Accumulated undistributed net investment income	3,960,253	150,327,190	24,916,847	70,084,432
Accumulated net realized gain (loss)	(17,332,685)	(1,328,058,101)	(561,011,092)	(14,685,779)
Net unrealized appreciation (depreciation)	1,198,589	(251,403,244)	(32,622,159)	1,315,964,297

	$291,689,653	$7,326,603,784	$959,286,851	$9,251,715,581

Net assets attributable to:
Class II	$—	$56,062,455	$—	$—

Class III	$17,283,048	$782,753,843	$338,219,657	$3,658,868,449

Class IV	$274,406,605	$6,487,787,486	$314,546,451	$1,474,820,487

Class V	$—	$—	$—	$460,488,444

Class VI	$—	$—	$306,520,743	$3,657,538,201

Shares outstanding:
Class II	—	2,831,014	—	—

Class III	784,637	39,081,284	13,255,822	174,042,211

Class IV	12,466,733	324,395,479	12,332,222	70,054,922

Class V	—	—	—	21,873,853

Class VI	—	—	12,022,667	173,939,284

Net asset value per share:
Class II	$—	$19.80	$—	$—

Class III	$22.03	$20.03	$25.51	$21.02

Class IV	$22.01	$20.00	$25.51	$21.05

Class V	$—	$—	$—	$21.05

Class VI	$—	$—	$25.50	$21.03

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,500,080	$—	$2,208,490	$9,345,101
Investments in unaffiliated issuers, at value (Note 2)(b)	183,106,448	192,569,783	149,488,724	2,157,467,577
Foreign currency, at value (Note 2)(c)	25,207	—	58,257	—
Cash	—	—	—	163
Receivable for investments sold	—	—	—	36,354,136
Receivable for Fund shares sold	—	—	—	5,864
Dividends receivable	544,859	131	454,552	7,479,846
Dividend withholding tax receivable	25,869	—	258,297	—
Receivable for foreign currency sold	—	—	52	—
Due from broker (Note 2)	—	17,493,152	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	15,200	11,088	30,756	76,065
Miscellaneous receivable	930	2,691	757	—

Total assets	186,218,593	210,076,845	152,499,885	2,210,728,752

Liabilities:
Payable for investments purchased	104,615	—	—	—
Payable for Fund shares repurchased	—	1,794,203	—	27,251,481
Payable to affiliate for (Note 5):
Management fee	83,827	84,531	81,202	668,684
Shareholder service fee	17,266	10,970	24,361	138,191
Written options outstanding, at value (Note 4)(d)	—	1,947,014	—	—
Payable to agents unaffiliated with GMO	33	33	33	627
Payable to Trustees and related expenses	119	203	455	4,528
Accrued expenses	106,654	92,416	152,927	467,964

Total liabilities	312,514	3,929,370	258,978	28,531,475

Net assets	$185,906,079	$206,147,475	$152,240,907	$2,182,197,277

(a) Cost of investments – affiliated issuers:	$2,500,000	$—	$2,208,483	$9,345,101
(b) Cost of investments – unaffiliated issuers:	$173,832,731	$192,542,667	$128,412,113	$2,077,591,907
(c) Cost of foreign currency:	$25,090	$—	$59,260	$—
(d) Premiums on written options:	$—	$3,507,590	$—	$—

See accompanying notes to the financial statements.	47

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Net assets consist of:
Paid-in capital	$237,006,534	$196,288,533	$174,634,346	$1,975,946,821
Accumulated undistributed net investment income	2,667,908	—	3,216,865	8,469,757
Distributions in excess of net investment income	—	(226,847)	—	—
Accumulated net realized gain (loss)	(63,041,965)	8,498,097	(46,659,043)	117,905,029
Net unrealized appreciation (depreciation)	9,273,602	1,587,692	21,048,739	79,875,670

	$185,906,079	$206,147,475	$152,240,907	$2,182,197,277

Net assets attributable to:
Class III	$15,073,654	$7,511,889	$152,240,907	$145,937,718

Class IV	$170,832,425	$—	$—	$32,484,228

Class V	$—	$—	$—	$149,755,589

Class VI	$—	$198,635,586	$—	$1,854,019,742

Shares outstanding:
Class III	1,041,618	253,140	10,799,563	9,663,908

Class IV	11,842,319	—	—	2,154,498

Class V	—	—	—	9,940,723

Class VI	—	6,667,631	—	123,352,700

Net asset value per share:
Class III	$14.47	$29.67	$14.10	$15.10

Class IV	$14.43	$—	$—	$15.08

Class V	$—	$—	$—	$15.06

Class VI	$—	$29.79	$—	$15.03

48	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$5,760,759	$200,196,046	$32,253,006	$95,507,091
Dividends from affiliated issuers (Note 10)	151,911	377,027	58,910	247,447
Interest	1,017	—	433	—

Total investment income	5,913,687	200,573,073	32,312,349	95,754,538

Expenses:
Management fee (Note 5)	757,414	20,480,556	2,348,501	13,320,400
Shareholder service fee – Class II (Note 5)	—	81,891	—	—
Shareholder service fee – Class III (Note 5)	50,642	735,607	308,708	3,068,155
Shareholder service fee – Class IV (Note 5)	134,553	3,211,635	234,809	671,986
Shareholder service fee – Class V (Note 5)	—	—	—	141,417
Shareholder service fee – Class VI (Note 5)	—	—	83,227	651,579
Audit and tax fees	40,615	65,136	57,132	38,732
Custodian and fund accounting agent fees	240,366	1,482,456	386,732	481,068
Legal fees	9,292	139,932	27,692	121,808
Registration fees	1,104	7,912	4,232	14,720
Transfer agent fees	18,308	25,760	23,920	—
Trustees’ fees and related expenses (Note 5)	2,668	63,508	11,151	57,536
Miscellaneous	11,960	28,888	11,868	20,148

Total expenses	1,266,922	26,323,281	3,497,972	18,587,549
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(308,354)	(1,711,168)	(482,780)	(662,124)
Indirectly incurred fees waived or borne by GMO (Note 5)	(25,110)	—	—	—
Shareholder service fee waived (Note 5)	(3,988)	—	—	—

Net expenses	929,470	24,612,113	3,015,192	17,925,425

Net investment income (loss)	4,984,217	175,960,960	29,297,157	77,829,113

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,920,622	(294,085,989)	(62,328,078)	11,837,542
Investments in affiliated issuers	139,780	104,107	—	7,508
Realized gain distributions from affiliated issuers (Note 10)	596,866	5,157	686	1,105
Futures contracts	1,082,977	15,860,244	1,724,021	—
Swap contracts	87,056	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	291,462	3,152,451	(22,064)	127,008

Net realized gain (loss)	7,118,763	(274,964,030)	(60,625,435)	11,973,163

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	22,020,937	856,193,048	157,547,077	828,416,426
Investments in affiliated issuers	579,184	(75,879)	—	5,816
Futures contracts	(22,545)	(3,066,601)	(49,665)	—
Swap contracts	5,620	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	(453,147)	537,524	41,575	135,630

Net change in unrealized appreciation (depreciation)	22,130,049	853,588,092	157,538,987	828,557,872

Net realized and unrealized gain (loss)	29,248,812	578,624,062	96,913,552	840,531,035

Net increase (decrease) in net assets resulting from operations	$34,233,029	$754,585,022	$126,210,709	$918,360,148

(a) Withholding tax:	$529,358	$23,494,441	$3,856,461	$1,452,425

See accompanying notes to the financial statements.	49

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,659,896	$132	$4,629,701	$43,648,314
Dividends from affiliated issuers (Note 10)	2,799	—	6,864	138,291
Interest	1,829	441,884	642	—

Total investment income	3,664,524	442,016	4,637,207	43,786,605

Expenses:
Management fee (Note 5)	451,171	498,594	516,374	5,992,871
Shareholder service fee – Class III (Note 5)	9,699	5,390	154,912	142,548
Shareholder service fee – Class IV (Note 5)	83,768	—	—	160,245
Shareholder service fee – Class V (Note 5)	—	—	—	7,652
Shareholder service fee – Class VI (Note 5)	—	58,963	—	917,897
Audit and tax fees	39,468	27,416	38,732	37,536
Custodian and fund accounting agent fees	116,244	21,620	141,888	296,332
Legal fees	6,348	6,992	7,452	75,440
Registration fees	2,300	1,564	1,472	8,648
Transfer agent fees	18,400	—	12,972	—
Trustees’ fees and related expenses (Note 5)	1,380	1,748	1,840	33,383
Miscellaneous	6,072	6,900	7,360	12,972

Total expenses	734,850	629,187	883,002	7,685,524
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(81,132)	(60,996)	(200,400)	(423,752)

Net expenses	653,718	568,191	682,602	7,261,772

Net investment income (loss)	3,010,806	(126,175)	3,954,605	36,524,833

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(18,769,787)	(802,650)	5,454,305	227,253,840
Investments in affiliated issuers	—	—	3,078	15,729
Realized gain distributions from affiliated issuers (Note 10)	80	—	95	574
Futures contracts	—	—	959,999	3,190,647
Written options	—	23,528,005	—	—
Swap contracts	—	—	—	2,130,834
Foreign currency, forward contracts and foreign currency related transactions	74,287	(9,117)	7,511	(43,458)

Net realized gain (loss)	(18,695,420)	22,716,238	6,424,988	232,548,166 *

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	54,531,869	33,204	8,426,092	177,561,308
Investments in affiliated issuers	80	—	(636)	—
Futures contracts	—	—	(25,330)	27,300
Written options	—	(1,106,436)	—	—
Swap contracts	—	—	—	137,535
Foreign currency, forward contracts and foreign currency related transactions	4,025	—	1,080	73,685

Net change in unrealized appreciation (depreciation)	54,535,974	(1,073,232)	8,401,206	177,799,828

Net realized and unrealized gain (loss)	35,840,554	21,643,006	14,826,194	410,347,994

Net increase (decrease) in net assets resulting from operations	$38,851,360	$21,516,831	$18,780,799	$446,872,827

(a) Withholding tax:	$496,917	$—	$550,412	$—

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

50	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Developed World Stock Fund		International Equity Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,984,217	$8,415,037	$175,960,960	$299,318,899
Net realized gain (loss)	7,118,763	(6,848,793)	(274,964,030)	(924,763,345)
Change in net unrealized appreciation (depreciation)	22,130,049	(61,065,265)	853,588,092	(1,542,419,667)

Net increase (decrease) in net assets from operations	34,233,029	(59,499,021)	754,585,022	(2,167,864,113)

Distributions to shareholders from:
Net investment income
Class II	—	—	(192,882)	(2,783,157)
Class III	(188,917)	(2,842,912)	(4,078,894)	(32,069,436)
Class IV	(1,713,142)	(6,609,777)	(30,190,906)	(262,231,822)

Total distributions from net investment income	(1,902,059)	(9,452,689)	(34,462,682)	(297,084,415)

Net realized gains
Class III	—	(4,565,182)	—	—
Class IV	—	(10,502,195)	—	—

Total distributions from net realized gains	—	(15,067,377)	—	—

Net share transactions (Note 9):
Class II	—	—	(31,166,190)	(14,840,408)
Class III	(85,156,752)	(38,978,316)	(351,697,019)	(208,885,684)
Class IV	1,517,917	17,097,354	(1,186,566,378)	(2,151,296,529)

Increase (decrease) in net assets resulting from net share transactions	(83,638,835)	(21,880,962)	(1,569,429,587)	(2,375,022,621)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	27,614	44,525	—	—
Class IV	185,983	95,071	—	—

Increase in net assets resulting from purchase premium and redemption fees	213,597	139,596	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(83,425,238)	(21,741,366)	(1,569,429,587)	(2,375,022,621)

Total increase (decrease) in net assets	(51,094,268)	(105,760,453)	(849,307,247)	(4,839,971,149)

Net assets:
Beginning of period	342,783,921	448,544,374	8,175,911,031	13,015,882,180

End of period	$291,689,653	$342,783,921	$7,326,603,784	$8,175,911,031

Accumulated undistributed net investment income	$3,960,253	$878,095	$150,327,190	$8,828,912

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Large/Mid Cap Equity Fund		Quality Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$29,297,157	$52,557,744	$77,829,113	$158,368,071
Net realized gain (loss)	(60,625,435)	(190,591,148)	11,973,163	663,866,296
Change in net unrealized appreciation (depreciation)	157,538,987	(247,937,218)	828,557,872	(1,095,864,748)

Net increase (decrease) in net assets from operations	126,210,709	(385,970,622)	918,360,148	(273,630,381)

Distributions to shareholders from:
Net investment income
Class III	(2,425,920)	(15,313,801)	(10,784,897)	(79,292,453)
Class IV	(2,072,250)	(29,419,761)	(2,762,981)	(35,006,780)
Class V	—	—	(1,216,176)	(4,512,211)
Class VI	(2,119,909)	(8,537,349)	(9,633,181)	(43,526,160)

Total distributions from net investment income	(6,618,079)	(53,270,911)	(24,397,235)	(162,337,604)

Net realized gains
Class III	—	—	(56,342,800)	(566,483,770)
Class IV	—	—	(14,382,438)	(243,748,776)
Class V	—	—	(5,541,850)	(29,840,319)
Class VI	—	—	(42,947,930)	(288,130,004)

Total distributions from net realized gains	—	—	(119,215,018)	(1,128,202,869)

Net share transactions (Note 9):
Class III	(158,310,863)	(2,029,751)	(723,597,035)	(568,842,100)
Class IV	(385,292,967)	(472,949,903)	53,958,940	(575,289,746)
Class V	—	—	152,854,505	50,179,833
Class VI	2,119,909	355,695,906	1,721,955,950	(372,760,331)

Increase (decrease) in net assets resulting from net share transactions	(541,483,921)	(119,283,748)	1,205,172,360	(1,466,712,344)

Total increase (decrease) in net assets	(421,891,291)	(558,525,281)	1,979,920,255	(3,030,883,198)

Net assets:
Beginning of period	1,381,178,142	1,939,703,423	7,271,795,326	10,302,678,524

End of period	$959,286,851	$1,381,178,142	$9,251,715,581	$7,271,795,326

Accumulated undistributed net investment income	$24,916,847	$2,237,769	$70,084,432	$16,652,554

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Risk Premium Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,010,806	$6,229,283	$(126,175)	$(1,347,990)
Net realized gain (loss)	(18,695,420)	(37,815,633)	22,716,238	1,850,460
Change in net unrealized appreciation (depreciation)	54,535,974	(25,967,335)	(1,073,232)	(3,496,288)

Net increase (decrease) in net assets from operations	38,851,360	(57,553,685)	21,516,831	(2,993,818)

Distributions to shareholders from:
Net investment income
Class III	(32,583)	(450,778)	—	—
Class IV	(634,051)	(5,429,594)	—	—

Total distributions from net investment income	(666,634)	(5,880,372)	—	—

Net realized gains
Class III	—	—	(3,340)	(385,514)
Class IV†	—	—	—	(477,401)
Class VI	—	—	(94,199)	(27,007,381)

Total distributions from net realized gains	—	—	(97,539)	(27,870,296)

Net share transactions (Note 9):
Class III	(1,787,108)	(4,873,918)	3,339	2,420,526
Class IV†	(35,425,742)	109,707,099	—	(6,512,434)
Class VI	—	—	(46,005,645)	(179,700,552)

Increase (decrease) in net assets resulting from net share transactions	(37,212,850)	104,833,181	(46,002,306)	(183,792,460)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	12,375	33,787	2,285	14,035
Class IV†	137,963	308,729	—	16,478
Class VI	—	—	66,897	897,087

Increase in net assets resulting from purchase premiums and redemption fees	150,338	342,516	69,182	927,600

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(37,062,512)	—	(45,933,124)	(182,864,860)

Total increase (decrease) in net assets	1,122,214	41,741,640	(24,513,832)	(213,728,974)

Net assets:
Beginning of period	184,783,865	143,042,225	230,661,307	444,390,281

End of period	$185,906,079	$184,783,865	$206,147,475	$230,661,307

Accumulated undistributed net investment income	$2,667,908	$323,736	$—	$—

Distributions in excess of net investment income	$—	$—	$(226,847)	$(100,672)

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Tax-Managed International Equities Fund		U.S. Equity Allocation Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,954,605	$9,430,122	$36,524,833	$90,905,365
Net realized gain (loss)	6,424,988	(30,155,203)	232,548,166	399,793,966
Change in net unrealized appreciation (depreciation)	8,401,206	(57,099,819)	177,799,828	(850,530,072)

Net increase (decrease) in net assets from operations	18,780,799	(77,824,900)	446,872,827	(359,830,741)

Distributions to shareholders from:
Net investment income
Class III	(558,588)	(10,648,298)	(2,041,519)	(2,736,725)
Class IV	—	—	(3,164,103)	(6,908,903)
Class VI	—	—	(34,812,551)	(77,939,183)

Total distributions from net investment income	(558,588)	(10,648,298)	(40,018,173)	(87,584,811)

Net realized gains
Class III	—	—	(1,813,167)	(18,059,938)
Class IV	—	—	(2,803,368)	(40,178,877)
Class VI	—	—	(30,024,284)	(471,741,711)

Total distributions from net realized gains	—	—	(34,640,819)	(529,980,526)

Net share transactions (Note 9):
Class III	(81,958,687)	(122,597,127)	(65,896,655)	(59,318,618)
Class IV	—	—	(518,986,281)	154,174,391
Class V	—	—	148,613,808	—
Class VI	—	—	(2,300,740,997)	(1,320,602,585)

Increase (decrease) in net assets resulting from net share transactions	(81,958,687)	(122,597,127)	(2,737,010,125)	(1,225,746,812)

Total increase (decrease) in net assets	(63,736,476)	(211,070,325)	(2,364,796,290)	(2,203,142,890)

Net assets:
Beginning of period	215,977,383	427,047,708	4,546,993,567	6,750,136,457

End of period	$152,240,907	$215,977,383	$2,182,197,277	$4,546,993,567

Accumulated undistributed net investment income	$3,216,865	$—	$8,469,757	$11,963,097

Distributions in excess of net investment income	$—	$(179,152)	$—	$—

54	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEVELOPED WORLD STOCK FUND

	Class III Shares									Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,							Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014	2013	2012				2016		2015	2014	2013	2012
Net asset value, beginning of period	$20.01		$24.93		$24.28	$19.41	$18.35	$19.24		$20.02		$24.94		$24.30	$19.42	$18.36	$19.26

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.33		0.49		0.52	0.51	0.44	0.43		0.32		0.48		0.53	0.52	0.44	0.44
Net realized and unrealized gain (loss)	1.80		(3.96)		0.80	4.75	1.12	(0.78	)(b)	1.81		(3.93)		0.80	4.76	1.13	(0.79	)(b)

Total from investment operations	2.13		(3.47)		1.32	5.26	1.56	(0.35)		2.13		(3.45)		1.33	5.28	1.57	(0.35)

Less distributions to shareholders:
From net investment income	(0.11)		(0.55)		(0.67)	(0.39)	(0.50)	(0.54)		(0.14)		(0.57)		(0.69)	(0.40)	(0.51)	(0.55)
From net realized gains	—		(0.90)		—	—	—	—		—		(0.90)		—	—	—	—

Total distributions	(0.11)		(1.45)		(0.67)	(0.39)	(0.50)	(0.54)		(0.14)		(1.47)		(0.69)	(0.40)	(0.51)	(0.55)

Net asset value, end of period	$22.03		$20.01		$24.93	$24.28	$19.41	$18.35		$22.01		$20.02		$24.94	$24.30	$19.42	$18.36

Total Return(c)	10.67	%**	(14.43)%		5.60%	27.29%	8.68%	(1.64)%		10.65	%**	(14.36)%		5.61%	27.39%	8.74%	(1.61)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,283		$94,769		$158,907	$170,532	$145,072	$147,629		$274,407		$248,015		$289,637	$274,238	$215,262	$197,989
Net expenses to average daily net assets(d)	0.60	%*	0.61%		0.60%	0.61%	0.60%	0.60	%(e)	0.54	%*	0.56%		0.55%	0.56%	0.55%	0.55	%(e)
Net investment income (loss) to average daily net assets(a)	3.10	%*	2.09%		2.13%	2.31%	2.38%	2.40%		2.93	%*	2.08%		2.16%	2.37%	2.40%	2.42%
Portfolio turnover rate	60	%**(f)	99	%(g)	75%	64%	50%	56%		60	%**(f)	99	%(g)	75%	64%	50%	56%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%*(i)	0.15%		0.14%	0.10%	0.11%	0.11%		0.21	%*(i)	0.15%		0.14%	0.10%	0.11%	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01		$0.00 (h)	$0.00 (h)	$0.01	$0.01		$0.02		$0.01		$0.00 (h)	$0.00 (h)	$0.00 (h)	$0.00	(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 74% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 79% of the average value of its portfolio.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
(i)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	55

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012				2016		2015	2014		2013		2012
Net asset value, beginning of period	$18.17		$23.43		$26.16	$20.94		$20.18		$23.07		$18.38		$23.70		$26.44	$21.16		$20.39		$23.31

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.44		0.57		0.66	0.80		0.56		0.63		0.42		0.59		0.69	0.86		0.56		0.65
Net realized and unrealized gain (loss)	1.26		(5.19)		(1.42)	4.88		0.85		(2.83	)(b)	1.31		(5.25)		(1.45)	4.90		0.88		(2.86	)(b)

Total from investment operations	1.70		(4.62)		(0.76)	5.68		1.41		(2.20)		1.73		(4.66)		(0.76)	5.76		1.44		(2.21)

Less distributions to shareholders:
From net investment income	(0.07)		(0.64)		(1.07)	(0.46)		(0.65)		(0.69)		(0.08)		(0.66)		(1.08)	(0.48)		(0.67)		(0.71)
From net realized gains	—		—		(0.90)	—		—		—		—		—		(0.90)	—		—		—

Total distributions	(0.07)		(0.64)		(1.97)	(0.46)		(0.65)		(0.69)		(0.08)		(0.66)		(1.98)	(0.48)		(0.67)		(0.71)

Net asset value, end of period	$19.80		$18.17		$23.43	$26.16		$20.94		$20.18		$20.03		$18.38		$23.70	$26.44		$21.16		$20.39

Total Return(c)	9.36	%**	(19.99)%		(2.55)%	27.41%		7.23%		(9.51)%		9.44	%**	(19.95)%		(2.50)%	27.53%		7.30%		(9.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,062		$81,206		$118,737	$139,401		$169,056		$292,379		$782,754		$1,043,305		$1,523,128	$1,555,509		$1,540,203		$1,812,184
Net expenses to average daily net assets(d)	0.72	%*	0.72%		0.72%	0.72	%(e)	0.72	%(e)	0.72	%(e)	0.65	%*	0.65%		0.65%	0.65	%(e)	0.65	%(e)	0.65	%(e)
Net investment income (loss) to average daily net assets(a)	4.50	%*	2.65%		2.63%	3.47%		2.87%		3.04%		4.23	%*	2.70%		2.73%	3.62%		2.82%		3.09%
Portfolio turnover rate	17	%**(f)	75	%(g)	70%	48%		40%		37%		17	%**(f)	75	%(g)	70%	48%		40%		37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.04%	0.04%		0.04%		0.05%		0.04	%*	0.04%		0.04%	0.04%		0.04%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012
Net asset value, beginning of period	$18.36		$23.66		$26.41	$21.14		$20.37		$23.30

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.43		0.62		0.67	0.89		0.54		0.62
Net realized and unrealized gain (loss)	1.30		(5.25)		(1.42)	4.88		0.91		(2.83	)(b)

Total from investment operations	1.73		(4.63)		(0.75)	5.77		1.45		(2.21)

Less distributions to shareholders:
From net investment income	(0.09)		(0.67)		(1.10)	(0.50)		(0.68)		(0.72)
From net realized gains	—		—		(0.90)	—		—		—

Total distributions	(0.09)		(0.67)		(2.00)	(0.50)		(0.68)		(0.72)

Net asset value, end of period	$20.00		$18.36		$23.66	$26.41		$21.14		$20.37

Total Return(c)	9.43	%**	(19.85)%		(2.47)%	27.60%		7.39%		(9.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,487,787		$7,051,400		$11,374,017	$11,926,293		$7,366,819		$5,047,058
Net expenses to average daily net assets(d)	0.59	%*	0.59%		0.59%	0.59	%(e)	0.59	%(e)	0.59	%(e)
Net investment income (loss) to average daily net assets(a)	4.30	%*	2.80%		2.66%	3.74%		2.70%		3.00%
Portfolio turnover rate	17	%**(f)	75	%(g)	70%	48%		40%		37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.04%	0.04%		0.04%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 29% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 59% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

56	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012				2016		2015	2014		2013		2012
Net asset value, beginning of period	$23.46		$30.16		$35.20	$28.96		$27.50		$30.77		$23.44		$30.14		$35.18	$28.94		$27.48		$30.75

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.57		0.81		0.92	1.18		0.77		0.87		0.66		0.87		0.96	1.17		0.80		0.90
Net realized and unrealized gain (loss)	1.64		(6.71)		(2.19)	6.56		1.62		(3.15)		1.57		(6.75)		(2.21)	6.60		1.60		(3.17)

Total from investment operations	2.21		(5.90)		(1.27)	7.74		2.39		(2.28)		2.23		(5.88)		(1.25)	7.77		2.40		(2.27)

Less distributions to shareholders:
From net investment income	(0.16)		(0.80)		(1.46)	(1.50)		(0.93)		(0.99)		(0.16)		(0.82)		(1.48)	(1.53)		(0.94)		(1.00)
From net realized gains	—		—		(2.31)	—		—		—		—		—		(2.31)	—		—		—

Total distributions	(0.16)		(0.80)		(3.77)	(1.50)		(0.93)		(0.99)		(0.16)		(0.82)		(3.79)	(1.53)		(0.94)		(1.00)

Net asset value, end of period	$25.51		$23.46		$30.16	$35.20		$28.96		$27.50		$25.51		$23.44		$30.14	$35.18		$28.94		$27.48

Total Return(b)	9.46	%**	(19.82)%		(3.33)%	27.30%		8.93%		(7.25)%		9.55	%**	(19.78)%		(3.28)%	27.40%		9.00%		(7.19)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,220		$459,614		$592,365	$598,840		$621,870		$885,023		$314,546		$641,750		$1,346,483	$1,262,615		$1,394,919		$1,078,912
Net expenses to average daily net assets(c)	0.54	%*	0.53%		0.53%	0.53	%(d)	0.53	%(d)	0.53	%(d)	0.48	%*	0.47%		0.47%	0.47	%(d)	0.47	%(d)	0.47	%(d)
Net investment income (loss) to average daily net assets(a)	4.54	%*	2.90%		2.80%	3.70%		2.87%		3.10%		5.22	%*	3.08%		2.91%	3.69%		2.93%		3.18%
Portfolio turnover rate	17	%**(a)(e)	88	%(f)	82%	54%		47%		34%		17	%**(a)(e)	88	%(f)	82%	54%		47%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.06%		0.07%	0.06%		0.05%		0.04%		0.08	%*	0.06%		0.07%	0.06%		0.05%		0.05%

	Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012
Net asset value, beginning of period	$23.44		$30.11		$35.15	$28.91		$27.46		$30.72

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.53		0.46		0.94	1.58		0.79		0.92
Net realized and unrealized gain (loss)	1.71		(6.34)		(2.17)	6.17		1.61		(3.17)

Total from investment operations	2.24		(5.88)		(1.23)	7.75		2.40		(2.25)

Less distributions to shareholders:
From net investment income	(0.18)		(0.79)		(1.50)	(1.51)		(0.95)		(1.01)
From net realized gains	—		—		(2.31)	—		—		—

Total distributions	(0.18)		(0.79)		(3.81)	(1.51)		(0.95)		(1.01)

Net asset value, end of period	$25.50		$23.44		$30.11	$35.15		$28.91		$27.46

Total Return(b)	9.57	%**	(19.76)%		(3.24)%	27.39%		9.01%		(7.13)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$306,521		$279,814		$855	$319,285		$2,481,773		$2,247,969
Net expenses to average daily net assets(c)	0.44	%*	0.44%		0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets(a)	4.19	%*	1.76%		2.89%	5.24%		2.89%		3.25%
Portfolio turnover rate	17	%**(a)(e)	88	%(f)	82%	54%		47%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.06%		0.07%	0.05%		0.05%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 29% of the average value of its portfolio.
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 70% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	57

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012				2016		2015	2014		2013		2012
Net asset value, beginning of period	$18.99		$22.98		$25.08	$23.81		$23.41		$20.81		$19.01		$23.01		$25.10	$23.83		$23.42		$20.83

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.19		0.38		0.42	0.51		0.47		0.43		0.21		0.39		0.43	0.53		0.49		0.44
Net realized and unrealized gain (loss)	2.19		(1.04)		2.91	3.70		2.24		2.58		2.18		(1.05)		2.92	3.70		2.24		2.57

Total from investment operations	2.38		(0.66)		3.33	4.21		2.71		3.01		2.39		(0.66)		3.35	4.23		2.73		3.01

Less distributions to shareholders:
From net investment income	(0.06)		(0.42)		(0.49)	(0.53)		(0.51)		(0.41)		(0.06)		(0.43)		(0.50)	(0.55)		(0.52)		(0.42)
From net realized gains	(0.29)		(2.91)		(4.94)	(2.41)		(1.80)		—		(0.29)		(2.91)		(4.94)	(2.41)		(1.80)		—

Total distributions	(0.35)		(3.33)		(5.43)	(2.94)		(2.31)		(0.41)		(0.35)		(3.34)		(5.44)	(2.96)		(2.32)		(0.42)

Net asset value, end of period	$21.02		$18.99		$22.98	$25.08		$23.81		$23.41		$21.05		$19.01		$23.01	$25.10		$23.83		$23.42

Total Return(b)	12.54	%**	(2.89)%		14.73%	18.38%		12.39%		14.71%		12.58	%**	(2.88)%		14.81%	18.43%		12.47%		14.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,658,868		$3,968,156		$5,336,063	$5,747,512		$6,682,281		$6,539,510		$1,474,820		$1,294,033		$2,201,876	$2,134,444		$2,079,055		$2,035,597
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.48%	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.44	%*	0.44%		0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets(a)	1.89	%*	1.79%		1.71%	2.04%		2.02%		2.01%		2.01	%*	1.83%		1.77%	2.07%		2.09%		2.04%
Portfolio turnover rate	7	%**(e)	37	%(f)	60%	48%		34%		40%		7	%**(e)	37	%(f)	60%	48%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.01%		0.02%		0.02%		0.02	%*	0.02%		0.02%	0.01%		0.02%		0.02%

	Class V Shares											Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012				2016		2015	2014		2013		2012
Net asset value, beginning of period	$19.01		$23.01		$25.10	$23.82		$23.42		$20.82		$18.99		$22.99		$25.09	$23.82		$23.41		$20.82

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.20		0.39		0.44	0.56		0.48		0.44		0.20		0.40		0.45	0.54		0.49		0.45
Net realized and unrealized gain (loss)	2.19		(1.05)		2.92	3.68		2.25		2.58		2.19		(1.04)		2.90	3.70		2.25		2.57

Total from investment operations	2.39		(0.66)		3.36	4.24		2.73		3.02		2.39		(0.64)		3.35	4.24		2.74		3.02

Less distributions to shareholders:
From net investment income	(0.06)		(0.43)		(0.51)	(0.55)		(0.53)		(0.42)		(0.06)		(0.45)		(0.51)	(0.56)		(0.53)		(0.43)
From net realized gains	(0.29)		(2.91)		(4.94)	(2.41)		(1.80)		—		(0.29)		(2.91)		(4.94)	(2.41)		(1.80)		—

Total distributions	(0.35)		(3.34)		(5.45)	(2.96)		(2.33)		(0.42)		(0.35)		(3.36)		(5.45)	(2.97)		(2.33)		(0.43)

Net asset value, end of period	$21.05		$19.01		$23.01	$25.10		$23.82		$23.42		$21.03		$18.99		$22.99	$25.09		$23.82		$23.41

Total Return(b)	12.62	%**	(2.89)%		14.86%	18.49%		12.45%		14.74%		12.64	%**	(2.83)%		14.83%	18.50%		12.53%		14.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$460,488		$277,186		$267,809	$653,307		$455,097		$578,367		$3,657,538		$1,732,420		$2,496,930	$3,675,950		$4,140,416		$9,816,202
Net expenses to average daily net assets(c)	0.42	%*	0.42%		0.42%	0.42	%(d)	0.41	%(d)	0.42	%(d)	0.39	%*	0.39%		0.39%	0.39	%(d)	0.38	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.93	%*	1.85%		1.81%	2.22%		2.05%		2.08%		1.94	%*	1.88%		1.83%	2.13%		2.10%		2.09%
Portfolio turnover rate	7	%**(e)	37	%(f)	60%	48%		34%		40%		7	%**(e)	37	%(f)	60%	48%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.01%		0.02%		0.02%		0.02	%*	0.02%		0.02%	0.01%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 15% of the average value of its portfolio.
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 17% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015		2014		2013		2012(a)				2016		2015		2014(b)
Net asset value, beginning of period	$11.74		$16.33		$21.88		$21.59		$22.96		$20.00		$11.71		$16.28		$21.86		$21.40

Income (loss) from investment operations:
Net investment income (loss)†(c)	0.21		0.47		0.87		0.51		0.32		0.03		0.23		0.46		0.75		0.45
Net realized and unrealized gain (loss)	2.57		(4.67)		(3.77)		0.45		(1.25	)(d)	2.93		2.54		(4.63)		(3.65)		0.70

Total from investment operations	2.78		(4.20)		(2.90)		0.96		(0.93)		2.96		2.77		(4.17)		(2.90)		1.15

Less distributions to shareholders:
From net investment income	(0.05)		(0.39)		(1.03)		(0.40)		(0.20)		—		(0.05)		(0.40)		(1.06)		(0.42)
From net realized gains	—		—		(1.62)		(0.27)		(0.24)		—		—		—		(1.62)		(0.27)

Total distributions	(0.05)		(0.39)		(2.65)		(0.67)		(0.44)		—		(0.05)		(0.40)		(2.68)		(0.69)

Net asset value, end of period	$14.47		$11.74		$16.33		$21.88		$21.59		$22.96		$14.43		$11.71		$16.28		$21.86

Total Return(e)	23.65	%**	(25.76)%		(12.81)%		4.54%		(4.00)%		14.80	%**	23.69	%**	(25.68)%		(12.82)%		5.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,074		$13,864		$23,734		$81,646		$104,241		$8,101		$170,832		$170,919		$119,308		$138,358
Net expenses to average daily net assets	0.77	%*(f)	0.77	%(f)	0.76	%(f)	0.75	%(f)(g)	0.77	%(f)	0.75	%*	0.72	%*(f)	0.72	%(f)	0.71	%(f)	0.70	%*(f)(g)
Net investment income (loss) to average daily net assets(c)	3.08%		3.36%		4.01%		2.36%		1.48%		0.78	%*	3.36	%*	3.31%		3.58%		2.23	%*
Portfolio turnover rate	23	%**(h)	130	%(i)	126%		40%		51%		15	%**	23	%**(h)	130	%(i)	126%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.10%		0.08%		0.10%		0.73%		7.69	%*	0.09	%*	0.11%		0.09%		0.11	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.07		$0.06		$0.22		$0.06		$0.01		$0.02		$0.03		$0.03

(a)	Period from December 28, 2011 (commencement of operations) through February 29, 2012.
(b)	Period from March 20, 2013 (commencement of operations) through February 28, 2014.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 30% of the average value of its portfolio.
(i)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 92% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares									Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)(c)		Year Ended February 28/29,							Six Months Ended August 31, 2016 (Unaudited)(c)		Year Ended February 28/29,
			2016(c)	2015(c)		2014(c)		2013(a)(c)				2016(c)	2015(c)		2014(c)		2013(b)(c)
Net asset value, beginning of period	$26.91		$29.73	$31.74		$31.59		$30.81		$27.00		$29.82	$31.80		$31.59		$30.00

Income (loss) from investment operations:
Net investment income (loss)†(d)	(0.03)		(0.12)	(0.18)		(0.18)		(0.03)		(0.02)		(0.12)	(0.15)		(0.15)		(0.03)
Net realized and unrealized gain (loss)	2.80		(0.30)	1.02		2.13		0.81		2.82		(0.30)	1.02		2.16		1.62

Total from investment operations	2.77		(0.42)	0.84		1.95		0.78		2.80		(0.42)	0.87		2.01		1.59

Less distributions to shareholders:
From net realized gains	(0.01)		(2.40)	(2.85)		(1.80)		—		(0.01)		(2.40)	(2.85)		(1.80)		—

Total distributions	—		(2.40)	(2.85)		(1.80)		—		—		(2.40)	(2.85)		(1.80)		—

Net asset value, end of period	$29.67		$26.91	$29.73		$31.74		$31.59		$29.79		$27.00	$29.82		$31.80		$31.59

Total Return(f)	10.31	%**	(1.66)%	3.19%		6.42%		2.53	%**	10.38	%**	(1.65)%	3.29%		6.61%		5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,512		$6,807	$4,832		$7,489		$6,793		$198,636		$223,854	$432,465		$730,196		$616,464
Net expenses to average daily net assets	0.60	%*	0.60%	0.61	%(g)	0.60	%(g)(h)	0.60	%*(g)(h)	0.51	%*	0.51%	0.51	%(g)	0.51	%(g)(h)	0.51	%*(g)(h)
Net investment income (loss) to average daily net assets(d)	(0.21	)%*	(0.45)%	(0.58)%		(0.57)%		(0.56	)%*	(0.11	)%*	(0.37)%	(0.49)%		(0.48)%		(0.46	)%*
Portfolio turnover rate	0	%**	0%	112%		0%		0	%**	0	%**	0%	112%		0%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.05%	0.04%		0.05%		0.08	%*	0.06	%*	0.05%	0.03%		0.05%		0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01	(c)	$0.08 (c)	$0.14	(c)	$0.01	(c)	$0.02	(c)	$0.01	(c)	$0.07 (c)	$0.13	(c)	$0.01	(c)	$0.06	(c)

(a)	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
(b)	Period from November 15, 2012 (commencement of operations) through February 28, 2013.
(c)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(e)	Rounds to less than $0.01.
(f)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(h)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014	2013		2012
Net asset value, beginning of period	$12.92		$16.80		$18.03	$14.56	$13.80		$15.41

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.27		0.40		0.47	0.57	0.39		0.43
Net realized and unrealized gain (loss)	0.95		(3.82)		(1.05)	3.37	0.83		(1.59)

Total from investment operations	1.22		(3.42)		(0.58)	3.94	1.22		(1.16)

Less distributions to shareholders:
From net investment income	(0.04)		(0.46)		(0.65)	(0.47)	(0.46)		(0.45)

Total distributions	(0.04)		(0.46)		(0.65)	(0.47)	(0.46)		(0.45)

Net asset value, end of period	$14.10		$12.92		$16.80	$18.03	$14.56		$13.80

Total Return(b)	9.47	%**	(20.63)%		(3.10)%	27.37%	8.99%		(7.35)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,241		$215,977		$427,048	$485,665	$479,005		$505,282
Net expenses to average daily net assets(c)	0.66	%*	0.66%		0.66%	0.66%	0.67	%(d)	0.65	%(d)
Net investment income (loss) to average daily net assets(a)	3.83	%*	2.59%		2.71%	3.54%	2.83%		3.02%
Portfolio turnover rate	30	%**(e)	79	%(f)	69%	49%	54%		48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19	%*	0.14%		0.12%	0.10%	0.12%		0.11%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 33% of the average value of its portfolio.
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 55% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012				2016		2015	2014		2013		2012
Net asset value, beginning of period	$13.79		$16.61		$17.27	$14.51		$13.06		$12.00		$13.76		$16.58		$17.24	$14.48		$13.04		$11.98

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.14		0.24		0.28	0.28		0.26		0.22		0.13		0.25		0.29	0.29		0.27		0.22
Net realized and unrealized gain (loss)	1.48		(1.20)		1.66	2.77		1.47		1.08		1.50		(1.20)		1.66	2.77		1.46		1.08

Total from investment operations	1.62		(0.96)		1.94	3.05		1.73		1.30		1.63		(0.95)		1.95	3.06		1.73		1.30

Less distributions to shareholders:
From net investment income	(0.16)		(0.26)		(0.31)	(0.29)		(0.28)		(0.24)		(0.16)		(0.27)		(0.32)	(0.30)		(0.29)		(0.24)
From net realized gains	(0.15)		(1.60)		(2.29)	—		—		—		(0.15)		(1.60)		(2.29)	—		—		—

Total distributions	(0.31)		(1.86)		(2.60)	(0.29)		(0.28)		(0.24)		(0.31)		(1.87)		(2.61)	(0.30)		(0.29)		(0.24)

Net asset value, end of period	$15.10		$13.79		$16.61	$17.27		$14.51		$13.06		$15.08		$13.76		$16.58	$17.24		$14.48		$13.04

Total Return(c)	11.84	%**	(6.17)%		12.18%	21.11%		13.40%		11.00%		11.95	%**	(6.10)%		12.27%	21.21%		13.40%		11.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,938		$194,615		$286,934	$488,982		$188,363		$259,751		$32,484		$513,751		$431,841	$288,782		$44,849		$52,486
Net expenses to average daily net assets(e)	0.46	%*	0.46%		0.46%	0.46	%(d)	0.46	%(d)	0.46	%(d)	0.41	%*	0.41%		0.41%	0.41	%(d)	0.41	%(d)	0.41	%(d)
Net investment income (loss) to average daily net assets(a)	1.84	%*	1.57%		1.59%	1.71%		1.95%		1.82%		1.73	%*	1.65%		1.63%	1.75%		2.01%		1.88%
Portfolio turnover rate	37	%**(f)	89	%(g)	67%	74%		79%		61%		37	%**(f)	89	%(g)	67%	74%		79%		61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.02%		0.02%	0.02%		0.02%		0.03%		0.02	%*	0.02%		0.02%	0.02%		0.02%		0.03%

	Class V Shares						Class VI Shares
	Period from August 9, 2016 through August 31, 2016 (Unaudited)(b)		Period from March 1, 2014 through July 30, 2014 (Unaudited)(b)		Period from January 21, 2014 (commencement of operations) through February 28, 2014		Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
									2016		2015	2014		2013		2012
Net asset value, beginning of period	$14.95		$17.24		$17.17		$13.73		$16.54		$17.21	$14.47		$13.02		$11.97

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.03		0.12		0.04		0.14		0.26		0.30	0.30		0.28		0.23
Net realized and unrealized gain (loss)	0.08		0.43		0.03		1.48		(1.19)		1.65	2.74		1.46		1.07

Total from investment operations	0.11		0.55		0.07		1.62		(0.93)		1.95	3.04		1.74		1.30

Less distributions to shareholders:
From net investment income	—		—		—		(0.17)		(0.28)		(0.33)	(0.30)		(0.29)		(0.25)
From net realized gains	—		—		—		(0.15)		(1.60)		(2.29)	—		—		—

Total distributions	—		—		—		(0.32)		(1.88)		(2.62)	(0.30)		(0.29)		(0.25)

Net asset value, end of period	$15.06		$17.79		17.24		$15.03		$13.73		$16.54	$17.21		$14.47		$13.02

Total Return(c)	0.74	%**	3.19	%**	0.39	%**	11.86	%**	(6.02)%		12.28%	21.14%		13.56%		11.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,756		$220,333		$259,581		$1,854,020		$3,838,628		$6,031,361	$7,082,304		$1,249,117		$1,095,053
Net expenses to average daily net assets(e)	0.40	%*	0.40	%*	0.40	%*(d)	0.37	%*	0.37%		0.37%	0.37	%(d)	0.37	%(d)	0.37	%(d)
Net investment income (loss) to average daily net assets(a)	3.02	%*	1.69	%*	1.97	%*	1.90	%*	1.68%		1.70%	1.85%		2.08%		1.93%
Portfolio turnover rate	37	%**(f)	34	%**(h)	74	%**	37	%**(f)	89	%(g)	67%	74%		79%		61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.02	%*	0.01	%*	0.02	%*	0.02%		0.02%	0.02%		0.02%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The class was inactive from July 31, 2014 to August 8, 2016.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 50% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 63% of the average value of its portfolio.
(h)	Calculation represents portfolio turnover of the Fund for the period ended July 30, 2014.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2016 (Unaudited)

1.	Organization

Each of Developed World Stock Fund, International Equity Fund, International Large/Mid Cap Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Developed World Stock Fund	MSCI World Index	High total return
International Equity Fund	MSCI EAFE Index	High total return
International Large/Mid Cap Equity Fund	MSCI EAFE Index	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	MSCI ACWI Commodity Producers Index	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index (after tax)	High after-tax total return
U.S. Equity Allocation Fund	S&P 500 Index	High total return

Developed World Stock Fund, International Large/Mid Cap Equity Fund, and Risk Premium Fund currently limit subscriptions.

International Equity Fund, Quality Fund, Risk Premium Fund, and U.S. Equity Allocation Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

August 31, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Developed World Stock Fund	< 1%		54%
International Equity Fund	0%	§	95%
International Large/Mid Cap Equity Fund	0%	§	96%
Quality Fund	—		14%
Resources Fund	—		75%
Risk Premium Fund	—		(1)%
Tax-Managed International Equities Fund	0%	§	95%
U.S. Equity Allocation Fund	—		—

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2016, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$6,255,302	$—	$6,255,302
Austria	—	770,267	—	770,267
Belgium	—	346,523	—	346,523
Brazil	—	1,030,678	—	1,030,678
Canada	7,677,101	—	—	7,677,101
China	—	3,405,025	—	3,405,025
Czech Republic	—	177,395	—	177,395
Denmark	—	872,817	—	872,817
Finland	—	901,001	—	901,001
France	—	14,787,725	—	14,787,725
Germany	—	14,416,142	—	14,416,142
Hong Kong	—	3,702,322	—	3,702,322
Hungary	—	102,239	—	102,239
India	—	145,023	—	145,023
Ireland	—	176,515	—	176,515
Israel	1,381,046	686,672	—	2,067,718
Italy	—	3,296,297	—	3,296,297
Japan	—	40,157,670	—	40,157,670
Mexico	285,301	—	—	285,301

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
Netherlands	$293,098	$5,246,430	$—		$5,539,528
New Zealand	—	47,748	—		47,748
Norway	—	2,545,838	—		2,545,838
Poland	—	261,852	—		261,852
Portugal	—	308,431	—		308,431
Russia	—	3,268,057	—		3,268,057
Singapore	—	450,945	—		450,945
South Africa	43,636	1,351,397	3		1,395,036
South Korea	—	2,939,992	—		2,939,992
Spain	—	3,369,438	—		3,369,438
Sweden	—	1,681,542	—		1,681,542
Switzerland	—	7,193,181	—		7,193,181
Taiwan	546,060	2,920,051	173,963		3,640,074
Thailand	—	84,496	—		84,496
Turkey	—	1,979,364	—		1,979,364
United Kingdom	875,811	21,993,911	—		22,869,722
United States	62,899,009	—	—		62,899,009

TOTAL COMMON STOCKS	74,001,062	146,872,286	173,966		221,047,314

Preferred Stocks
Brazil	—	1,064,921	—		1,064,921
Germany	—	908,919	—		908,919
South Korea	—	561,117	—		561,117

TOTAL PREFERRED STOCKS	—	2,534,957	—		2,534,957

Rights/Warrants
South Korea	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	66,710,332	—	—		66,710,332

TOTAL MUTUAL FUNDS	66,710,332	—	—		66,710,332

Short-Term Investments	688,705	—	—		688,705

Total Investments	141,400,099	149,407,243	173,966		290,981,308

Total	$141,400,099	$149,407,243	$173,966		$290,981,308

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$373,119,073	$—		$373,119,073
Austria	—	44,734,746	0	§	44,734,746
Belgium	—	42,761,881	—		42,761,881
Canada	180,396,360	—	—		180,396,360
Denmark	—	53,363,412	—		53,363,412
Finland	—	70,231,865	—		70,231,865
France	—	676,386,129	—		676,386,129
Germany	—	779,246,785	—		779,246,785
Hong Kong	—	245,633,695	—		245,633,695
Ireland	2,464,959	12,645,509	—		15,110,468
Israel	45,112,631	70,303,847	—		115,416,478
Italy	—	207,897,031	—		207,897,031

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Japan	$—	$1,954,476,854	$—		$1,954,476,854
Malta	—	—	0	§	0	§
Netherlands	11,521,533	312,615,378	—		324,136,911
New Zealand	—	25,509,242	—		25,509,242
Norway	—	150,447,159	—		150,447,159
Portugal	—	19,287,922	—		19,287,922
Singapore	—	45,483,907	—		45,483,907
Spain	—	181,761,327	—		181,761,327
Sweden	—	76,592,068	—		76,592,068
Switzerland	—	390,175,331	—		390,175,331
United Kingdom	24,824,352	1,148,323,630	—		1,173,147,982

TOTAL COMMON STOCKS	264,319,835	6,880,996,791	0	§	7,145,316,626

Preferred Stocks
Germany	—	48,224,037	—		48,224,037

TOTAL PREFERRED STOCKS	—	48,224,037	—		48,224,037

Mutual Funds
United States	62,226,997	—	—		62,226,997

TOTAL MUTUAL FUNDS	62,226,997	—	—		62,226,997

Short-Term Investments	25,186,838	—	—		25,186,838

Total Investments	351,733,670	6,929,220,828	0	§	7,280,954,498

Total	$351,733,670	$6,929,220,828	$0	§	$7,280,954,498

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$46,879,050	$—		$46,879,050
Austria	—	7,501,707	—		7,501,707
Belgium	—	3,060,212	—		3,060,212
Canada	15,139,548	—	—		15,139,548
Denmark	—	8,127,338	—		8,127,338
Finland	—	10,112,650	—		10,112,650
France	—	100,555,787	—		100,555,787
Germany	—	91,522,721	—		91,522,721
Hong Kong	—	40,051,197	—		40,051,197
Ireland	—	1,162,494	—		1,162,494
Israel	12,546,066	9,819,906	—		22,365,972
Italy	—	18,093,852	—		18,093,852
Japan	—	254,276,003	—		254,276,003
Malta	—	—	0	§	0	§
Netherlands	1,239,070	40,286,328	—		41,525,398
New Zealand	—	4,769,162	—		4,769,162
Norway	—	18,669,606	—		18,669,606
Portugal	—	226,143	—		226,143
Singapore	—	2,806,600	—		2,806,600
Spain	—	20,101,754	—		20,101,754
Sweden	—	6,299,891	—		6,299,891
Switzerland	—	57,649,883	—		57,649,883

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund (continued)
Asset Valuation Inputs (continued)
United Kingdom	$—	$172,979,061	$—		$172,979,061

TOTAL COMMON STOCKS	28,924,684	914,951,345	0	§	943,876,029

Preferred Stocks
Germany	—	8,200,269	—		8,200,269

TOTAL PREFERRED STOCKS	—	8,200,269	—		8,200,269

Mutual Funds
United States	3,044,984	—	—		3,044,984

TOTAL MUTUAL FUNDS	3,044,984	—	—		3,044,984

Short-Term Investments	2,274,896	—	—		2,274,896

Total Investments	34,244,564	923,151,614	0	§	957,396,178

Total	$34,244,564	$923,151,614	$0	§	$957,396,178

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$37,497,837	$—		$37,497,837
Germany	—	39,500,607	—		39,500,607
Japan	—	47,472,738	—		47,472,738
Netherlands	—	186,694,436	—		186,694,436
Switzerland	—	279,051,977	—		279,051,977
United Kingdom	—	668,747,366	—		668,747,366
United States	7,785,355,798	—	—		7,785,355,798

TOTAL COMMON STOCKS	7,785,355,798	1,258,964,961	—		9,044,320,759

Mutual Funds
United States	224,537,698	—	—		224,537,698

TOTAL MUTUAL FUNDS	224,537,698	—	—		224,537,698

Short-Term Investments	11,805,637	—	—		11,805,637

Total Investments	8,021,699,133	1,258,964,961	—		9,280,664,094

Total	$8,021,699,133	$1,258,964,961	$—		$9,280,664,094

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,537,625	$—	$—		$2,537,625
Australia	—	2,793,402	—		2,793,402
Austria	—	1,618,757	—		1,618,757
Brazil	—	911,017	—		911,017
Canada	8,231,695	—	—		8,231,695
China	—	903,539	—		903,539
Colombia	381,618	—	—		381,618
Czech Republic	—	2,062,297	—		2,062,297
France	—	5,629,810	—		5,629,810
Germany	—	1,867,349	—		1,867,349
Greece	—	165,428	—		165,428
Hungary	—	1,227,780	—		1,227,780

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
India	$—	$1,265,158	$—	$1,265,158
Indonesia	—	52,921	—	52,921
Israel	—	2,762,655	—	2,762,655
Italy	—	2,443,617	—	2,443,617
Japan	—	4,933,397	—	4,933,397
Kazakhstan	—	60,553	—	60,553
Netherlands	—	1,524,781	—	1,524,781
Norway	—	13,046,915	—	13,046,915
Poland	—	2,856,022	—	2,856,022
Russia	—	22,874,417	—	22,874,417
Singapore	—	3,546,665	—	3,546,665
South Africa	—	2,252,449	—	2,252,449
South Korea	—	506,718	—	506,718
Spain	—	3,105,754	—	3,105,754
Sweden	—	548,208	—	548,208
Thailand	—	3,015,194	—	3,015,194
Turkey	—	786,985	—	786,985
Ukraine	—	2,097,587	—	2,097,587
United Arab Emirates	—	210,756	—	210,756
United Kingdom	—	44,858,161	—	44,858,161
United States	23,555,250	—	—	23,555,250

TOTAL COMMON STOCKS	34,706,188	129,928,292	—	164,634,480

Preferred Stocks
Brazil	—	3,605,577	—	3,605,577
Chile	7,952,889	2,062,374	—	10,015,263
Russia	—	3,735,561	—	3,735,561

TOTAL PREFERRED STOCKS	7,952,889	9,403,512	—	17,356,401

Mutual Funds
United States	2,500,080	—	—	2,500,080

TOTAL MUTUAL FUNDS	2,500,080	—	—	2,500,080

Short-Term Investments	1,115,567	—	—	1,115,567

Total Investments	46,274,724	139,331,804	—	185,606,528

Total	$46,274,724	$139,331,804	$—	$185,606,528

Risk Premium Fund
Asset Valuation Inputs
Short-Term Investments	$192,569,783	$—	$—	$192,569,783

Total Investments	192,569,783	—	—	192,569,783

Total	$192,569,783	$—	$—	$192,569,783

Liability Valuation Inputs
Derivatives^
Written Options
	$(1,184,400)	$(762,614)	$—	$(1,947,014)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,070,089	$—		$8,070,089
Austria	—	881,435	0	§	881,435
Belgium	—	553,733	—		553,733
Brazil	—	512,535	—		512,535
Canada	2,838,285	—	—		2,838,285
China	—	3,847,939	—		3,847,939
Czech Republic	—	76,607	—		76,607
Denmark	—	1,422,331	—		1,422,331
Finland	—	2,159,628	—		2,159,628
France	—	12,650,940	0	§	12,650,940
Germany	—	16,805,006	—		16,805,006
Hong Kong	—	4,357,806	—		4,357,806
Hungary	—	132,672	—		132,672
India	112,606	364,009	—		476,615
Ireland	—	395,610	—		395,610
Israel	452,766	1,554,189	—		2,006,955
Italy	—	4,549,266	—		4,549,266
Japan	—	30,869,305	—		30,869,305
Malta	—	—	0	§	0	§
Mexico	499,337	—	—		499,337
Netherlands	—	6,072,876	—		6,072,876
New Zealand	—	688,028	—		688,028
Norway	—	1,946,081	—		1,946,081
Peru	62,672	—	—		62,672
Poland	—	181,538	—		181,538
Portugal	—	402,102	—		402,102
Russia	—	610,204	—		610,204
Singapore	—	1,532,471	—		1,532,471
South Africa	—	1,304,926	—		1,304,926
South Korea	—	2,501,027	—		2,501,027
Spain	—	2,313,277	—		2,313,277
Sweden	—	1,414,384	—		1,414,384
Switzerland	—	5,509,483	—		5,509,483
Taiwan	744,366	1,790,814	—		2,535,180
Thailand	—	221,879	—		221,879
Turkey	—	402,696	—		402,696
United Kingdom	—	26,137,346	—		26,137,346

TOTAL COMMON STOCKS	4,710,032	142,232,232	0	§	146,942,264

Preferred Stocks
Brazil	—	708,146	—		708,146
Germany	—	823,574	—		823,574
Russia	—	139,216	—		139,216
South Korea	—	451,450	—		451,450

TOTAL PREFERRED STOCKS	—	2,122,386	—		2,122,386

Mutual Funds
United States	2,208,490	—	—		2,208,490

TOTAL MUTUAL FUNDS	2,208,490	—	—		2,208,490

Short-Term Investments	424,074	—	—		424,074

Total Investments	7,342,596	144,354,618	0	§	151,697,214

Total	$7,342,596	$144,354,618	$0	§	$151,697,214

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Equity Allocation Fund
Asset Valuation Inputs
Common Stocks	$2,153,432,832	$—	$—	$2,153,432,832
Mutual Funds	9,345,101	—	—	9,345,101
Short-Term Investments	4,034,745	—	—	4,034,745

Total Investments	2,166,812,678	—	—	2,166,812,678

Total	$2,166,812,678	$—	$—	$2,166,812,678

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2016	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2016
Developed World Stock Fund
Common Stocks
South Africa	$3	$—	$—	$—	$—	$—	$—	$—	$3	$—
Taiwan	99,286	49,962	(14,437)	—	(5,470)	44,622	—	—	173,963	44,622

Total	$99,289	$49,962	$(14,437)	$—	$(5,470)	$44,622	$—	$—	$173,966	$44,622

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on each Fund’s net assets) as of August 31, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Developed World Stock Fund	< 1%
International Equity Fund	0%	§
International Large/Mid Cap Equity Fund	0%	§
Quality Fund	—
Resources Fund	—
Risk Premium Fund	—
Tax-Managed International Equities Fund	0%	§
U.S. Equity Allocation Fund	—

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by member states of the European Union. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, certain Funds elected to defer to March 1, 2016 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Developed World Stock Fund	—	(15,122,379)
International Equity Fund	—	(632,906,576)
International Large/Mid Cap Equity Fund	—	(143,186,428)
Quality Fund	—	(20,790,166)
Resources Fund	—	(9,712,516)
Risk Premium Fund	(100,672)	(11,550,422)
Tax-Managed International Equities Fund	—	(7,603,672)
U.S. Equity Allocation Fund	—	(7,384,375)

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Developed World Stock Fund	—	—	—	—	—
International Equity Fund	—	—	(67,723,306)	(67,723,306)	(108,001,919)
International Large/Mid Cap Equity Fund	(215,593,848)	(47,181,759)	(1,648,399)	(264,424,006)	(48,007,869)
Quality Fund	—	—	—	—	—
Resources Fund	—	—	(14,887,084)	(14,887,084)	(18,086,289)
Risk Premium Fund	—	—	—	—	—
Tax-Managed International Equities Fund	(10,176,681)	—	(21,738,493)	(31,915,174)	(4,911,918)
U.S. Equity Allocation Fund	(75,916,756)	—	—	(75,916,756)	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

As of August 31, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Developed World Stock Fund	291,313,577	13,386,331	(13,718,600)	(332,269)
International Equity Fund	7,592,339,166	443,609,436	(754,994,104)	(311,384,668)
International Large/Mid Cap Equity Fund	997,730,174	52,371,178	(92,705,174)	(40,333,996)
Quality Fund	7,969,919,205	1,412,076,585	(101,331,696)	1,310,744,889
Resources Fund	178,902,267	23,612,915	(16,908,654)	6,704,261
Risk Premium Fund	192,542,667	34,063	(6,947)	27,116
Tax-Managed International Equities Fund	131,620,011	25,682,285	(5,605,082)	20,077,203
U.S. Equity Allocation Fund	2,091,783,054	141,930,405	(66,900,781)	75,029,624

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent except for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund. For Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent. State Street serves as the transfer agent for all Funds. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior

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August 31, 2016 (Unaudited)

to December 31, 2012 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Funds maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Purchase Premium	0.25%	—	—	—	0.30%	0.15%	—	—
Redemption Fee	0.25%	—	—	—	0.30%	0.15%	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Commodities Risk					X
Counterparty Risk	X	X	X	X	X	X	X	X
Credit Risk						X
Currency Risk	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X
Fund of Funds Risk	X
Illiquidity Risk	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments						X
Merger Arbitrage Risk					X
Non-Diversified Funds	X			X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X
Small Company Risk	X	X		X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

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August 31, 2016 (Unaudited)

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or the downgrade of the credit rating of the investment. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps. The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the currency in which the Fund is denominated. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment. In addition, the Securities and Exchange Commission recently proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. GMO expects that the Funds’ transactions will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of

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additional capital requirements and other regulatory changes applicable to the clearing members, which will take effect when rules imposing mandatory minimum margin requirements on bilateral swaps, as described above, become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or

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country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may have long setup times and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector may also be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition and cartels, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resources companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because a Fund bears the fees and expenses of an Underlying Fund in which it invests, absent reimbursement, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark.

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A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when a Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future developments in tax legislation and regulation.

For many Funds, GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing

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operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets or reduce the value of investments traded in them, including investments of the Funds. Instances of fraud and other deceptive practices committed by senior management of certain companies in which a Fund invests may undermine GMO’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact a Fund’s investment program. Financial fraud also may impact the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

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Because of Risk Premium Fund’s emphasis on selling put options on stock indices, GMO expects its net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk”.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

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Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Developed World Stock Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund may be unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Fund determines there is a high likelihood the refund will be received.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

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Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a smaller group of key employees as compared to larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation
Forward currency contracts
Manage against anticipated currency rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio	X	X	X			X	X
Options (Written)
Substitute for direct equity investment					X
Swap contracts
Substitute for direct investments in securities	X						X
Rights and/or Warrants
Received as a result of corporate actions	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance

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with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the period ended August 31, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of period	—	4,274	$6,771,097	—	—	$—
Options written	—	28,551	30,652,000	—	—	—
Options bought back	—	(5,291)	(6,102,570)	—	—	—
Options expired	—	(19,466)	(23,878,007)	—	—	—
Options exercised	—	(4,525)	(3,934,930)	—	—	—

Outstanding, end of period	—	3,543	$3,507,590	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market

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of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of

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contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2016 and the Statements of Operations for the period ended August 31, 2016^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Developed World Stock Fund
Realized Gain (Loss) on
Swap Contracts	$—	$—	$87,056	$—	$—	$—	$87,056
Forward Currency Contracts	—	—	—	295,101	—	—	295,101
Futures Contracts	—	—	1,082,977	—	—	—	1,082,977

Total	$—	$—	$1,170,033	$295,101	$—	$—	$1,465,134

Change in Appreciation (Depreciation)
Swap Contracts	$—	$—	$5,620	$—	$—	$—	$5,620
Forward Currency Contracts	—	—	—	(458,392)	—	—	(458,392)
Futures Contracts	—	—	(22,545)	—	—	—	(22,545)

Total	$—	$—	$(16,925)	$(458,392)	$—	$—	$(475,317)

International Equity Fund
Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$5,705	$—	$—	$—	$5,705
Futures Contracts	—	—	15,860,244	—	—	—	15,860,244

Total	$—	$—	$15,865,949	$—	$—	$—	$15,865,949

Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$(3,066,601)	$—	$—	$—	$(3,066,601)

Total	$—	$—	$(3,066,601)	$—	$—	$—	$(3,066,601)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Large/Mid Cap Equity Fund
Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(2)	$—	$—	$—	$(2)
Futures Contracts	—	—	1,724,021	—	—	—	1,724,021

Total	$—	$—	$1,724,019	$—	$—	$—	$1,724,019

Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$(49,665)	$—	$—	$—	$(49,665)

Total	$—	$—	$(49,665)	$—	$—	$—	$(49,665)

Resources Fund
Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$33,221	$—	$—	$—	$33,221

Total	$—	$—	$33,221	$—	$—	$—	$33,221

Risk Premium Fund
Liability Derivatives
Written Options and/or swaptions, at value	$—	$—	$(1,947,014)	$—	$—	$—	$(1,947,014)

Total	$—	$—	$(1,947,014)	$—	$—	$—	$(1,947,014)

Derivatives not subject to Master Agreements	—	—	—	—	—	—	—

Total subject to Master Agreements	$—	$—	$(1,947,014)	$—	$—	$—	$(1,947,014)

Realized Gain (Loss) on
Written Options and/or Swaptions	$—	$—	$23,528,005	$—	$—	$—	$23,528,005

Total	$—	$—	$23,528,005	$—	$—	$—	$23,528,005

Change in Appreciation (Depreciation)
Written Options and/or Swaptions	$—	$—	$(1,106,436)	$—	$—	$—	$(1,106,436)

Total	$—	$—	$(1,106,436)	$—	$—	$—	$(1,106,436)

Tax-Managed International Equities Fund
Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(3,469)	$—	$—	$—	$(3,469)
Forward Currency Contracts	—	—	—	—	—	—	—
Futures Contracts	—	—	959,999	—	—	—	959,999

Total	$—	$—	$956,530	$—	$—	$—	$956,530

Change in Appreciation (Depreciation)
Futures Contracts	—	—	(25,330)	—	—	—	(25,330)

Total	$—	$—	$(25,330)	$—	$—	$—	$(25,330)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Equity Allocation Fund
Realized Gain (Loss) on
Swap Contracts	$—	$—	$2,130,834	$—	$—	$—	$2,130,834
Futures Contracts	—	—	3,190,647	—	—	—	3,190,647

Total	$—	$—	$5,321,481	$—	$—	$—	$5,321,481

Change in Appreciation (Depreciation)
Swap Contracts	$—	$—	$137,535	$—	$—	$—	$137,535
Futures Contracts	—	—	27,300	—	—	—	27,300

Total	$—	$—	$164,835	$—	$—	$—	$164,835

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions.

However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because the Funds do not presently have a legally enforceable right of set-off, these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2016, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2016:

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$1,947,014	$—	$—	$1,947,014

Total	$1,947,014	$—	$—	$1,947,014

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/ or warrants) or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2016:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)		Swap Contracts ($)	Options (Contracts)	Rights and/or Warrants ($)
Developed World Stock Fund	19,957,751	2,829,496		191,092	—	3,803
International Equity Fund	—	25,610,393		—	—	191,258
International Large/Mid Cap Equity Fund	—	4,417,884		—	—	26,881
Resources Fund	—	—		—	—	3,856
Risk Premium Fund	—	—		—	4,759	—
Tax-Managed International Equities Fund	—	309,417		—	—	5,868
U.S. Equity Allocation Fund	—	11,865,078	*	4,677,310	—	—

*	During the period ended August 31, 2016, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Management Fee	0.45%	0.50%	0.38%	0.33%	0.50%	0.45%	0.50%	0.31%

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV		Class V		Class VI
Developed World Stock Fund		0.15%	0.10%
International Equity Fund	0.22%	0.15%	0.09%
International Large/Mid Cap Equity Fund		0.15%	0.09%				0.055%
Quality Fund		0.15%	0.105%		0.085%		0.055%
Resources Fund		0.15%	0.10%		0.085%	*	0.055%	*
Risk Premium Fund		0.15%	0.10%	*	0.085%	*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Allocation Fund		0.15%	0.10%		0.085%		0.055%

*	Class is offered but has no shareholders as of August 31, 2016.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

For each Fund other than Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2017 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2016 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Developed World Stock Fund	2,668	368
International Equity Fund	63,508	6,808
International Large/Mid Cap Equity Fund	11,151	1,196
Quality Fund	57,536	6,348
Resources Fund	1,380	184
Risk Premium Fund	1,748	184
Tax-Managed International Equities Fund	1,840	184
U.S. Equity Allocation Fund	33,383	3,588

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Developed World Stock Fund	0.016%	0.003%	0.019%
International Equity Fund	< 0.001%	0.000%	< 0.001%
International Large/Mid Cap Equity Fund	< 0.001%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	< 0.001%
Risk Premium Fund	0.000%	0.000%	0.000%
Tax-Managed International Equities Fund	< 0.001%	0.000%	< 0.001%
U.S. Equity Allocation Fund	< 0.001%	0.000%	< 0.001%

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to insure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2016, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, for the period ended August 31, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Developed World Stock Fund	—	239,924,284	—	314,157,708
International Equity Fund	—	2,313,945,972	—	3,756,718,421
International Large/Mid Cap Equity Fund	—	358,413,644	—	879,451,689
Quality Fund	—	2,380,089,635	—	1,182,666,794
Resources Fund	—	53,524,434	—	88,705,914
Risk Premium Fund	—	—	—	—
Tax-Managed International Equities Fund	—	65,150,417	—	140,995,997
U.S. Equity Allocation Fund	—	1,882,268,584	—	4,658,838,291

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the period ended August 31, 2016 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
U.S. Equity Allocation Fund	—	153,780,220

For the period ended August 31, 2016, the Funds had the following net realized gains/(losses) attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
U.S. Equity Allocation Fund	21,941,191

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Developed World Stock Fund	1		93.96%	0.06%	—
International Equity Fund	4	§	50.81%	0.22%	91.74%
International Large/Mid Cap Equity Fund	4		69.55%	—	—
Quality Fund	—		—	0.10%	21.74%
Resources Fund	2		80.46%	14.32%	6.83%
Risk Premium Fund	2	‡	83.99%	0.05%	99.70%
Tax-Managed International Equities Fund	3		40.45%	0.33%	—
U.S. Equity Allocation Fund	4	§	60.97%	0.02%	96.81%

‡	One of the shareholders is another fund of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
Developed World Stock Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	4,060	$86,956	299,846	$6,603,136
Shares repurchased	(3,955,340)	(85,243,708)	(1,939,204)	(45,581,452)
Purchase premiums	—	—	—	7
Redemption fees	—	27,614	—	44,518

Net increase (decrease)	(3,951,280)	$(85,129,138)	(1,639,358)	$(38,933,791)

Class IV:
Shares sold	—	$—	331	$8,160
Shares issued to shareholders in reinvestment of distributions	80,016	1,713,142	775,881	17,111,972
Shares repurchased	(425)	(195,225)	(1,079)	(22,778)
Purchase premiums	—	—	—	14
Redemption fees	—	185,983	—	95,057

Net increase (decrease)	79,591	$1,703,900	775,133	$17,192,425

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
International Equity Fund
Class II:
Shares sold	391,304	$7,700,000	40,871	$879,894
Shares issued to shareholders in reinvestment of distributions	6,979	133,724	122,349	2,473,073
Shares repurchased	(2,036,744)	(38,999,914)	(762,281)	(18,193,375)

Net increase (decrease)	(1,638,461)	$(31,166,190)	(599,061)	$(14,840,408)

Class III:
Shares sold	2,101,225	$41,120,674	11,099,737	$212,113,201
Shares issued to shareholders in reinvestment of distributions	201,936	3,911,496	1,420,943	29,100,091
Shares repurchased	(19,972,784)	(396,729,189)	(20,046,562)	(450,098,976)

Net increase (decrease)	(17,669,623)	$(351,697,019)	(7,525,882)	$(208,885,684)

Class IV:
Shares sold	9,872,924	$190,619,462	24,271,645 (a)	$515,469,914 (a)
Shares issued to shareholders in reinvestment of distributions	1,551,728	30,010,422	12,723,714	260,908,804
Shares repurchased	(71,182,329)	(1,407,196,262)	(133,552,246)	(2,927,675,247)

Net increase (decrease)	(59,757,677)	$(1,186,566,378)	(96,556,887)	$(2,151,296,529)

International Large/Mid Cap Equity Fund
Class III:
Shares sold	382,657	$9,744,366	605,372	$16,698,856
Shares issued to shareholders in reinvestment of distributions	89,127	2,192,533	477,071	12,391,865
Shares repurchased	(6,808,593)	(170,247,762)	(1,128,246)	(31,120,472)

Net increase (decrease)	(6,336,809)	$(158,310,863)	(45,803)	$(2,029,751)

Class IV:
Shares sold	815,187	$20,401,948	4,154,261	$120,506,310
Shares issued to shareholders in reinvestment of distributions	84,272	2,072,250	1,128,998	29,419,761
Shares repurchased	(15,945,925)	(407,767,165)	(22,578,254)	(622,875,974)

Net increase (decrease)	(15,046,466)	$(385,292,967)	(17,294,995)	$(472,949,903)

Class VI:
Shares sold	—	$—	11,580,744	$347,306,281
Shares issued to shareholders in reinvestment of distributions	86,246	2,119,909	332,833	8,537,330
Shares repurchased	—	—	(5,562)	(147,705)

Net increase (decrease)	86,246	$2,119,909	11,908,015	$355,695,906

Quality Fund
Class III:
Shares sold	11,603,293	$237,668,411	37,113,339	$737,344,467
Shares issued to shareholders in reinvestment of distributions	3,006,909	62,062,610	30,774,221	612,057,442
Shares repurchased	(49,582,269)	(1,023,328,056)	(91,043,451)	(1,918,244,009)

Net increase (decrease)	(34,972,067)	$(723,597,035)	(23,155,891)	$(568,842,100)

Class IV:
Shares sold	20,320,707	$429,962,028	12,972,554	$257,812,501
Shares issued to shareholders in reinvestment of distributions	829,483	17,145,419	13,099,210	260,671,560
Shares repurchased	(19,171,806)	(393,148,507)	(53,695,896)	(1,093,773,807)

Net increase (decrease)	1,978,384	$53,958,940	(27,624,132)	$(575,289,746)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
Quality Fund (continued)
Class V:
Shares sold	8,400,829	$175,100,716	14,581,336	$281,324,249
Shares issued to shareholders in reinvestment of distributions	323,502	6,686,781	1,727,690	34,265,400
Shares repurchased	(1,429,519)	(28,932,992)	(13,369,451)	(265,409,816)

Net increase (decrease)	7,294,812	$152,854,505	2,939,575	$50,179,833

Class VI:
Shares sold	87,366,930	$1,819,444,825	4,668,807	$94,787,369
Shares issued to shareholders in reinvestment of distributions	2,511,389	51,835,067	16,573,784	329,071,123
Shares repurchased	(7,175,615)	(149,323,942)	(38,615,013)	(796,618,823)

Net increase (decrease)	82,702,704	$1,721,955,950	(17,372,422)	$(372,760,331)

Resources Fund
Class III:
Shares sold	339,293	$5,006,738	80,942	$1,025,701
Shares issued to shareholders in reinvestment of distributions	2,264	32,583	23,071	276,260
Shares repurchased	(480,753)	(6,826,429)	(376,930)	(6,175,879)
Purchase premiums	—	1,414	—	31,664
Redemption fees	—	10,961	—	2,123

Net increase (decrease)	(139,196)	$(1,774,733)	(272,917)	$(4,840,131)

Class IV:
Shares sold	92,528	$1,248,774	6,912,543	$105,688,092
Shares issued to shareholders in reinvestment of distributions	40,692	583,934	426,392	5,037,059
Shares repurchased	(2,889,192)	(37,258,450)	(68,102)	(1,018,052)
Purchase premiums	—	17,039	—	289,355
Redemption fees	—	120,924	—	19,374

Net increase (decrease)	(2,755,972)	$(35,287,779)	7,270,833	$110,015,828

Risk Premium Fund
Class III:#
Shares sold	—	$—	144,920	$3,932,767
Shares issued to shareholders in reinvestment of distributions	117	3,339	13,688	385,514
Shares repurchased	—	—	(68,020)	(1,897,755)
Purchase premiums	—	630	—	3,273
Redemption fees	—	1,655	—	10,762

Net increase (decrease)	117	$5,624	90,588	$2,434,561

Class IV:‡
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	50,801	477,401
Shares repurchased	—	—	(764,691)	(6,989,835)
Purchase premiums	—	—	—	2,962
Redemption fees	—	—	—	13,516

Net increase (decrease)	—	$—	(713,890)	$(6,495,956)

99

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)				Year Ended February 29, 2016

	Shares		Amount		Shares		Amount
Risk Premium Fund (continued)
Class VI#:
Shares sold	389		$10,630		7,288,864		$201,620,443
Shares issued to shareholders in reinvestment of distributions	3,271		94,199		948,606		27,005,743
Shares repurchased	(1,628,160)		(46,110,474)		(14,450,027)		(408,326,738)
Purchase premium fees	—		17,112		—		299,048
Redemption fees	—		49,785		—		598,039

Net increase (decrease)	(1,624,500)		$(45,938,748)		(6,212,557)		$(178,803,465)

Tax-Managed International Equities Fund
Class III:
Shares sold	31,833		$428,920		213,044		$3,126,326
Shares issued to shareholders in reinvestment of distributions	25,432		344,090		326,791		4,756,977
Shares repurchased	(5,967,989)		(82,731,697)		(9,254,256)		(130,480,430)

Net increase (decrease)	(5,910,724)		$(81,958,687)		(8,714,421)		$(122,597,127)

U.S. Equity Allocation Fund
Class III:
Shares sold	208,513		$3,047,824		3,690,778		$52,394,646
Shares issued to shareholders in reinvestment of distributions	265,319		3,852,425		1,411,262		20,777,207
Shares repurchased	(4,922,636)		(72,796,904)		(8,265,441)		(132,490,471)

Net increase (decrease)	(4,448,804)		$(65,896,655)		(3,163,401)		$(59,318,618)

Class IV:
Shares sold	353,392		$5,084,358		15,005,109		$210,258,173
Shares issued to shareholders in reinvestment of distributions	391,745		5,676,391		3,184,478		46,544,031
Shares repurchased	(35,938,357	)(b)	(529,747,030	)(b)	(6,893,844)		(102,627,813)

Net increase (decrease)	(35,193,220)		$(518,986,281)		11,295,743		$154,174,391

Class V:*
Shares sold	9,940,723		$148,613,808		—		$—
Shares issued to shareholders in reinvestment of distributions	—		—		—		—
Shares repurchased	—		—		—		—

Net increase (decrease)	9,940,723		$148,613,808		—		$—

Class VI:
Shares sold	77,498		$1,154,157		23,204,175		$356,309,707
Shares issued to shareholders in reinvestment of distributions	4,483,392		64,785,018		37,541,140		549,608,080
Shares repurchased	(160,888,801)		(2,366,680,172)		(145,656,187	)(c)	(2,226,520,372	)(c)

Net increase (decrease)	(156,327,911)		$(2,300,740,997)		(84,910,872)		$(1,320,602,585)

(a)	42,664,021 shares and $928,795,727 were redeemed in-kind.
(b)	10,797,603 shares and $157,105,130 were redeemed in-kind.
(c)	42,205,856 shares and $640,262,842 were redeemed in-kind.
#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
‡	Class IV liquidated on February 25, 2016.
*	The class was inactive from July 31, 2014 to August 8, 2016.

100

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Developed World Stock Fund
GMO Quality Fund, Class VI	$—	$64,900,000	$3,380,173	$133,842	$596,713	$62,229,609
GMO U.S. Treasury Fund	21,471,541	48,750,000	65,750,000	18,069	153	4,480,723

Totals	$21,471,541	$113,650,000	$69,130,173	$151,911	$596,866	$66,710,332

International Equity Fund
GMO U.S. Treasury Fund	$296,198,769	$954,000,000	$1,188,000,000	$377,027	$5,157	$62,226,997

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$50,481,592	$159,500,000	$206,950,000	$58,910	$686	$3,044,984

Quality Fund
GMO U.S. Treasury Fund	$117,824,375	$773,700,000	$667,000,000	$247,447	$1,105	$224,537,698

Resources Fund
GMO U.S. Treasury Fund	$2,000,000	$13,300,000	$12,800,000	$2,799	$80	$2,500,080

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$14,106,048	$5,950,000	$17,850,000	$6,864	$95	$2,208,490

U.S. Equity Allocation Fund
GMO U.S. Treasury Fund	$159,329,373	$500,400,000	$650,400,000	$138,291	$574	$9,345,101

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2016 through August 31, 2016. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2017.

11.	Subsequent events

Subsequent to August 31, 2016, GMO Developed World Stock Fund received redemption requests in the amount of $137,228,495.

101

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2016 (Unaudited)

GMO Developed World Stock Fund

Approval of renewal of management agreement for GMO Developed World Stock Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016 In approving the management agreement the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Large/Mid Cap Equity Fund

Approval of renewal of management agreement for GMO International Large/Mid Cap Equity Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.
The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to fees received by the Manager for providing sub-advisory services to funds managed by third parties. The Trustees considered differences in the services that the Manager provides to the Fund and to those other funds. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

105

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

106

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

107

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

108

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Allocation Fund

Approval of renewal of management agreement for GMO U.S. Equity Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to fees received by the Manager for providing sub-advisory services to funds managed by third parties. The Trustees considered differences in the services that the Manager provides to the Fund and to those other funds. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

109

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

110

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2016 through August 31, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Developed World Stock Fund
Class III	$1,000.00	$1,106.70	$3.29	$1,000.00	$1,022.08	$3.16	0.62%
Class IV	$1,000.00	$1,106.50	$2.97	$1,000.00	$1,022.38	$2.85	0.56%
International Equity Fund
Class II	$1,000.00	$1,093.60	$3.80	$1,000.00	$1,021.58	$3.67	0.72%
Class III	$1,000.00	$1,094.40	$3.43	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,094.30	$3.11	$1,000.00	$1,022.23	$3.01	0.59%
International Large/Mid Cap Equity Fund
Class III	$1,000.00	$1,094.60	$2.85	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$1,095.50	$2.54	$1,000.00	$1,022.79	$2.45	0.48%
Class VI	$1,000.00	$1,095.70	$2.32	$1,000.00	$1,022.99	$2.24	0.44%
Quality Fund
Class III	$1,000.00	$1,125.40	$2.57	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,125.80	$2.36	$1,000.00	$1,022.99	$2.24	0.44%
Class V	$1,000.00	$1,126.20	$2.25	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$1,126.40	$2.09	$1,000.00	$1,023.24	$1.99	0.39%
Resources Fund
Class III	$1,000.00	$1,236.50	$4.34	$1,000.00	$1,021.32	$3.92	0.77%
Class IV	$1,000.00	$1,236.90	$4.06	$1,000.00	$1,021.58	$3.67	0.72%
Risk Premium Fund
Class III	$1,000.00	$1,103.10	$3.18	$1,000.00	$1,022.18	$3.06	0.60%
Class VI	$1,000.00	$1,103.80	$2.70	$1,000.00	$1,022.63	$2.60	0.51%
Tax-Managed International Equities Fund
Class III	$1,000.00	$1,094.70	$3.48	$1,000.00	$1,021.88	$3.36	0.66%

111

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2016 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Equity Allocation Fund
Class III	$1,000.00	$1,118.40	$2.46	$1,000.00	$1,022.89	$2.35	0.46%
Class IV	$1,000.00	$1,119.50	$2.19	$1,000.00	$1,023.14	$2.09	0.41%
Class V	$1,000.00	$1,007.40	$0.24	$1,000.00	$1,002.77	$0.24	0.40%
Class VI	$1,000.00	$1,118.60	$1.98	$1,000.00	$1,023.34	$1.89	0.37%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2016, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

112

GMO Trust

Semiannual Report

August 31, 2016

Emerging Countries Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	85.0%
Investment Funds	7.0
Preferred Stocks	5.9
Mutual Funds	1.1
Short-Term Investments	0.1
Rights/Warrants	0.0 ^
Other	0.9

100.0%

Country Summary¤	% of Investments
Taiwan	20.6%
China	19.5
South Korea	16.5
India	12.4
Russia	10.7
United States	7.5	*
Brazil	3.2
Turkey	2.1
Thailand	1.8
Mexico	1.4
Indonesia	0.7
Greece	0.7
Czech Republic	0.7
South Africa	0.7
Philippines	0.5
Malaysia	0.3
Egypt	0.2
United Kingdom	0.2	*
Chile	0.1
Qatar	0.1
Switzerland	0.1
Poland	0.0	^

	100.0%

&	Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation, rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments#
Banks	23.1%
Technology Hardware & Equipment	18.2
Telecommunication Services	12.9
Automobiles & Components	8.9
Energy	6.8
Materials	6.4
Software & Services	5.6
Semiconductors & Semiconductor Equipment	4.7
Diversified Financials	2.6
Insurance	2.5
Food, Beverage & Tobacco	1.5
Capital Goods	1.3
Utilities	0.9
Transportation	0.7
Consumer Durables & Apparel	0.7
Health Care Equipment & Services	0.7
Real Estate	0.6
Food & Staples Retailing	0.5
Consumer Services	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.3
Media	0.3
Household & Personal Products	0.2
Retailing	0.1

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 85.0%

	Brazil — 1.3%
396	Banco Bradesco SA	3,569
21,600	CCR SA	114,114
700	Cielo SA	7,281
1,955	Localiza Rent a Car SA	24,404
5,000	LPS Brasil Consultoria de Imoveis SA *	7,107
2,000	Multiplus SA	25,920
1,125	Raia Drogasil SA	20,791
8,900	Tim Participacoes SA	22,903
8,900	Tim Participacoes SA ADR	114,810

	Total Brazil	340,899

	Chile — 0.1%
3,500	Enersis Americas SA Sponsored ADR	29,155
344,016	Itau CorpBanca	2,947
800	Latam Airlines Group SA Sponsored ADR *	6,496

	Total Chile	38,598

	China — 19.3%
459,002	Agricultural Bank of China Ltd – Class H	188,316
9,400	AIA Group Ltd	59,203
5,521	Alibaba Group Holding Ltd Sponsored ADR *	536,586
10,500	Anhui Conch Cement Co Ltd – Class H	29,409
100	Baidu Inc Sponsored ADR *	17,107
536,500	Bank of China Ltd – Class H	240,724
125,000	Belle International Holdings Ltd	81,024
113,000	China Cinda Asset Management Co Ltd – Class H	38,201
569,160	China Communications Services Corp Ltd – Class H	334,100
819,320	China Construction Bank Corp – Class H	612,680
300	China Lodging Group Ltd Sponsored ADR	13,389
1,000	China Machinery Engineering Corp – Class H	607
70,834	China Mobile Ltd	872,606
1,300	China Mobile Ltd Sponsored ADR	78,923
11,200	China Overseas Property Holdings Ltd	2,274
154,000	China Telecom Corp Ltd – Class H	79,352
123,000	Country Garden Holdings Co Ltd	62,337
170,000	Geely Automobile Holdings Ltd	135,990
3,500	Hengan International Group Co Ltd	29,565
201,500	Industrial & Commercial Bank of China Ltd – Class H	128,170
1,500	New Oriental Education & Technology Group Inc Sponsored ADR	59,220
1,400	People’s Insurance Co Group of China Ltd – Class H	561
108,000	PICC Property & Casualty Co Ltd – Class H	177,747
5,500	Ping An Insurance Group Co of China Ltd – Class H	28,349
8,400	Qingdao Haier Co Ltd – Class A	13,158
700	Qinqin Foodstuffs Group Cayman Co Ltd *	252

Shares	Description	Value ($)
	China — continued
3,600	SAIC Motor Corp Ltd – Class A	11,876
14,000	Shanghai Industrial Holdings Ltd	36,382
1,000	Shenzhou International Group Holdings Ltd	6,559
10,000	Sinopharm Group Co Ltd Class H	51,106
22,000	Sunac China Holdings Ltd	15,233
500	TAL Education Group ADR *	29,880
20,360	Tencent Holdings Ltd	527,627
14,000	Tong Ren Tang Technologies Co Ltd – Class H	24,766
2,000	Tsingtao Brewery Co Ltd – Class H	6,689
137,000	Want Want China Holdings Ltd	89,972
2,000	Weibo Corp Sponsored ADR *	95,540
4,750	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	980
38,000	Xinyi Glass Holdings Ltd	32,666
165,000	Yangzijiang Shipbuilding Holdings Ltd	92,499
12,000	Zhejiang Expressway Co Ltd – Class H	13,365

	Total China	4,854,990

	Czech Republic — 0.7%
1,186	CEZ AS	20,701
282	Philip Morris CR AS	148,581

	Total Czech Republic	169,282

	Egypt — 0.2%
4,601	Alexandria Mineral Oils Co	19,685
23,615	Telecom Egypt Co	26,754

	Total Egypt	46,439

	Greece — 0.7%
46,588	Alpha Bank AE *	89,356
46,032	Eurobank Ergasias SA *	27,433
157,572	National Bank of Greece SA *	37,112
159,022	Piraeus Bank SA *	25,843

	Total Greece	179,744

	India — 12.2%
544	Aditya Birla Nuvo Ltd	11,175
17,622	Asian Paints Ltd	305,110
4,547	Aurobindo Pharma Ltd	53,610
4,213	Axis Bank Ltd	37,433
43	Bajaj Finance Ltd	7,093
4,230	Berger Paints India Ltd	16,483
1,014	Bharat Financial Inclusion Ltd *	12,403
3,455	Cairn India Ltd	10,274
3,451	Fortis Healthcare Ltd *	9,162
40,400	HDFC Bank Ltd (a)	932,431
9,197	Hero MotoCorp Ltd	486,501
7	Housing Development Finance Corp Ltd	147

2	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	India — continued
4,392	ICICI Bank Ltd	16,883
3,100	ICICI Bank Ltd Sponsored ADR	23,777
1,704	Indiabulls Housing Finance Ltd	20,805
4,032	Indiabulls Real Estate Ltd *	4,933
3,078	IndusInd Bank Ltd	54,406
1,400	Infosys Ltd Sponsored ADR	22,204
4,181	Kajaria Ceramics Ltd	78,757
3,624	LIC Housing Finance Ltd	30,883
1,209	Max Financial Services Ltd	10,401
1,985	Mphasis Ltd *	16,724
4,725	Muthoot Finance Ltd	26,470
736	Reliance Capital Ltd	5,845
3,087	Sun TV Network Ltd	21,791
5,692	UltraTech Cement Ltd	342,221
25,698	Yes Bank Ltd	528,219

	Total India	3,086,141

	Indonesia — 0.7%
16,500	Bank Central Asia Tbk PT	18,700
194,816	Bank Danamon Indonesia Tbk PT	59,885
7,300	Bank Mandiri Persero Tbk PT	6,176
1,900	Gudang Garam Tbk PT	9,215
114,000	Indosat Tbk PT *	53,273
20,800	Perusahaan Gas Negara Persero Tbk PT	4,725
9,300	Semen Indonesia Persero Tbk PT	6,928
66,200	Telekomunikasi Indonesia Persero Tbk PT	20,920

	Total Indonesia	179,822

	Malaysia — 0.3%
14,300	AirAsia Berhad	10,561
4,922	Hong Leong Bank Berhad	15,828
36,800	Media Prima Berhad	12,762
5,400	Public Bank Berhad	26,334

	Total Malaysia	65,485

	Mexico — 1.4%
13,776	Cemex SAB de CV CPO *	11,412
37,464	Cemex SAB de CV Sponsored ADR *	310,577
2,500	Grupo Financiero Banorte SAB de CV – Class O	13,473
400	Grupo Televisa SAB Sponsored ADR	10,932
2,600	Wal-Mart de Mexico SAB de CV	5,939

	Total Mexico	352,333

	Philippines — 0.5%
6,840	BDO Unibank Inc	16,765
445	GT Capital Holdings Inc	14,636
19,100	Manila Water Co Inc	11,475
40,200	Megaworld Corp	4,056
16,500	Puregold Price Club Inc	15,895

Shares	Description	Value ($)
	Philippines — continued
12,840	Robinsons Retail Holdings Inc	23,134
3,120	San Miguel Corp	5,661
8,600	Semirara Mining & Power Corp	20,463
9,350	SM Prime Holdings Inc	5,983

	Total Philippines	118,068

	Poland — 0.0%
1,010	Powszechny Zaklad Ubezpieczen SA	7,157

	Qatar — 0.1%
4,225	Qatar Gas Transport Co Ltd Nakilat	28,975

	Russia — 8.9%
44,716	Gazprom Neft PAO	117,756
6,614	Gazprom Neft PAO Sponsored ADR	86,220
624	Global Ports Investments Plc GDR (Registered Shares) *	1,562
4,168	Lenta Ltd 144A GDR *	32,510
3,326	Lukoil PJSC Sponsored ADR	149,058
282	Mail.Ru Group Ltd GDR (Registered Shares) *	4,742
2,201	MegaFon PJSC GDR (Registered Shares)	22,367
63,333	Mobile TeleSystems PJSC Sponsored ADR	514,897
36,039	Moscow Exchange MICEX-RTS OAO	70,068
6,709	Rosneft PJSC GDR (Registered)	35,030
43,710	Sberbank of Russia PJSC Sponsored ADR	400,122
1,448	Sistema PJSC FC Sponsored GDR (Registered Shares)	12,270
58,435	Surgutneftegas Sponsored ADR	275,246
15,984	Tatneft PAO Sponsored ADR	471,367
1,800	VimpelCom Ltd Sponsored ADR	7,686
1,901	Yandex NV – Class A *	41,898

	Total Russia	2,242,799

	South Africa — 0.7%
158,017	African Bank Investments Ltd * (b)	11
1,951	Bidvest Group Ltd (The)	20,178
15,933	FirstRand Ltd	47,866
6,075	Kumba Iron Ore Ltd *	55,318
4,045	MTN Group Ltd	33,079
2,437	Truworths International Ltd	12,631

	Total South Africa	169,083

	South Korea — 14.0%
4,048	BNK Financial Group Inc	32,057
16	CJ O Shopping Co Ltd	2,270
5,389	DGB Financial Group Inc	44,105
1,015	Dongbu Insurance Co Ltd	61,371
18	GS Home Shopping Inc	2,539
6,363	Hana Financial Group Inc	166,656
415	Hankook Tire Co Ltd	20,756

See accompanying notes to the financial statements.	3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
313	Hyundai Marine & Fire Insurance Co Ltd	9,477
2,914	Hyundai Mobis Co Ltd	679,075
1,128	Hyundai Motor Co	134,376
66	Hyundai Wia Corp	5,374
6,707	Industrial Bank of Korea	70,559
2,421	KB Financial Group Inc	84,469
325	KB Insurance Co Ltd	7,848
7,214	Kia Motors Corp	271,178
330	KT&G Corp	34,597
3,403	Kwangju Bank	28,582
387	LG Chem Ltd	93,544
89	Lotte Chemical Corp	21,324
233	Samsung Electro-Mechanics Co Ltd	11,096
748	Samsung Electronics Co Ltd	1,084,951
196	Samsung Electronics Co Ltd GDR	141,832
2,114	Shinhan Financial Group Co Ltd	77,265
5,460	SK Hynix Inc	178,027
27,773	Woori Bank	263,890

	Total South Korea	3,527,218

	Switzerland — 0.1%
400	Luxoft Holding Inc *	20,524

	Taiwan — 20.4%
10,000	Advanced Semiconductor Engineering Inc	12,168
4,200	Advanced Semiconductor Engineering Inc ADR	25,452
5,894	Advantech Co Ltd	48,115
59,000	Asustek Computer Inc	498,328
28,000	Catcher Technology Co Ltd *	200,845
164,000	Cathay Financial Holding Co Ltd	206,862
23,000	Cheng Shin Rubber Industry Co Ltd	48,797
96,884	Chunghwa Telecom Co Ltd	347,821
828,577	Compal Electronics Inc	490,415
306,000	CTBC Financial Holding Co Ltd	176,668
4,210	Delta Electronics Inc	21,844
64,257	E.Sun Financial Holding Co Ltd	36,103
17,914	Far EasTone Telecommunications Co Ltd	41,683
42,845	First Financial Holding Co Ltd	21,993
19,000	Formosa Chemicals & Fibre Co	49,265
8,000	Formosa Petrochemical Corp	23,359
24,000	Formosa Plastics Corp	59,131
10,656	Foxconn Technology Co Ltd *	29,845
214,000	Fubon Financial Holding Co Ltd	302,085
244,523	Hon Hai Precision Industry Co Ltd	676,370
938	Largan Precision Co Ltd	104,888
92,366	Lite-On Technology Corp	139,551
31,176	MediaTek Inc	244,677
99,000	Mega Financial Holding Co Ltd	67,316
12,000	Nan Ya Plastics Corp	22,874
34,000	Pegatron Corp	82,034

Shares	Description	Value ($)
	Taiwan — continued
37,000	Pou Chen Corp	53,511
6,100	Powertech Technology Inc	15,904
466	President Chain Store Corp	3,704
830,200	ProMOS Technologies Inc * (b) (c)	—
80,715	Quanta Computer Inc	148,956
1,629	Siliconware Precision Industries Co Ltd	2,426
260,437	Taishin Financial Holding Co Ltd	98,377
23,308	Taiwan Mobile Co Ltd	81,850
38,000	Taiwan Semiconductor Manufacturing Co Ltd	211,029
13,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	379,368
17,000	Uni-President Enterprises Corp	32,077
154,872	Wistron Corp	113,564
1,000	Wowprime Corp	4,325
22,577	Yuanta Financial Holding Co Ltd	7,990

	Total Taiwan	5,131,570

	Thailand — 1.2%
105,900	Bangkok Dusit Medical Services Pcl (Foreign Registered)	71,863
6,500	Berli Jucker Pcl (Foreign Registered)	8,450
250,860	Chularat Hospital Pcl (Foreign Registered)	18,834
7,500	CP ALL Pcl (Foreign Registered)	13,477
6,600	Intouch Holdings Pcl (Foreign Registered) (a)	11,866
8,400	Intouch Holdings Pcl NVDR	13,650
2,300	Kasikornbank Pcl NVDR	13,109
12,200	PTT Global Chemical Pcl (Foreign Registered)	21,444
117,433	Quality Houses Pcl (Foreign Registered)	9,221
26,180	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	41,202
312,533	Sansiri Pcl (Foreign Registered)	16,688
18,900	Thai Beverage Pcl	13,801
12,000	Tisco Financial Group Pcl (Foreign Registered) (a)	19,577
74,400	TTW Pcl (Foreign Registered)	23,632

	Total Thailand	296,814

	Turkey — 2.1%
576	Arcelik AS	4,121
58,440	Eregli Demir ve Celik Fabrikalari TAS	87,922
20,443	Haci Omer Sabanci Holding AS	63,076
2,353	Koza Altin Isletmeleri AS *	10,999
34,892	Turk Telekomunikasyon AS	70,418
1,100	Turk Traktor ve Ziraat Makineleri AS	32,111
52,133	Turkcell Iletisim Hizmetleri AS *	174,733
2,300	Turkcell Iletisim Hizmetleri AS ADR *	19,090
3,285	Turkiye Garanti Bankasi AS	8,473
5,561	Turkiye Halk Bankasi AS	16,690
24,081	Turkiye Vakiflar Bankasi TAO – Class D	35,410

	Total Turkey	523,043

4	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 0.1%
210	British American Tobacco Plc	13,029
558	Unilever Plc	25,903

	Total United Kingdom	38,932

	TOTAL COMMON STOCKS (COST $21,580,638)	21,417,916

	PREFERRED STOCKS — 5.9%

	Brazil — 1.8%
181	Banco Bradesco SA	1,629
28,300	Banco do Estado do Rio Grande do Sul SA – Class B	94,649
1,600	Companhia Energetica de Minas Gerais	4,335
25,745	Companhia Energetica de Minas Gerais Sponsored ADR	68,739
2,600	Itau Unibanco Holding SA	28,865
2,600	Itau Unibanco Holding SA Sponsored ADR	28,808
89,811	Itausa-Investimentos Itau SA	239,184

	Total Brazil	466,209

	Russia — 1.7%
51,322	Sberbank	80,077
510,141	Surgutneftegas OJSC	255,632
39	Transneft	92,479

	Total Russia	428,188

	South Korea — 2.4%
2,345	Hyundai Motor Co	211,311
323	Samsung Electronics Co Ltd (Non-Voting)	383,068
7	Samsung Electronics Co Ltd GDR (Registered Shares)	4,168

	Total South Korea	598,547

	TOTAL PREFERRED STOCKS (COST $1,619,724)	1,492,944

	INVESTMENT FUNDS — 7.0%

	Thailand — 0.6%
201,000	BTS Rail Mass Transit Growth Infrastructure Fund	72,579
208,400	Digital Telecommunications Infrastructure Fund (Foreign Registered)	89,099

	Total Thailand	161,678

	United States — 6.4%
43,864	iShares MSCI Emerging Markets ETF	1,602,352

	TOTAL INVESTMENT FUNDS (COST $1,671,473)	1,764,030

Shares / Par Value†		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	78,133	Sansiri PCL Warrants, Expires 11/24/17 *	406

		TOTAL RIGHTS/WARRANTS (COST $0)	406

		MUTUAL FUNDS — 1.1%

		United States — 1.1%
		Affiliated Issuers
	10,635	GMO U.S. Treasury Fund	265,993

		TOTAL MUTUAL FUNDS (COST $265,993)	265,993

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
GBP	4,837	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 09/01/16	6,352
HKD	12,147	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	1,566
SGD	7,426	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	5,451
	15,427	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 09/01/16	15,427
ZAR	8,599	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.44%, due 09/01/16	585

		Total Time Deposits	29,381

		TOTAL SHORT-TERM INVESTMENTS (COST $29,381)	29,381

		TOTAL INVESTMENTS — 99.1% (Cost $25,167,209)	24,970,670
		Other Assets and Liabilities (net) — 0.9%	217,539

		TOTAL NET ASSETS — 100.0%	$25,188,209

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(c)	Bankrupt issuer.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

See accompanying notes to the financial statements.	5

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	80.4%
Investment Funds	12.5
Fully Funded Total Return Swaps	1.7
Preferred Stocks	1.6
Short-Term Investments	1.3
Mutual Funds	1.0
Rights/Warrants	0.4
Swap Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Futures Contracts	(0.1)
Other	1.2

100.0%

Country Summary¤	% of Investments
India	26.1%
China	23.5
Thailand	10.6
United States	9.5 *
Philippines	8.2
Brazil	5.8
Indonesia	4.1
Mexico	4.1
Taiwan	3.1
Russia	2.6
United Kingdom	2.5 *
Vietnam	2.3
Qatar	1.2
Malaysia	0.9
Chile	0.3
South Africa	0.1
Turkey	0.1
Singapore	(5.0)

100.0%

&	Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments#
Banks	22.3%
Telecommunication Services	9.1
Materials	8.1
Food, Beverage & Tobacco	7.3
Software & Services	6.7
Insurance	5.7
Energy	5.2
Diversified Financials	5.0
Capital Goods	4.9
Food & Staples Retailing	4.6
Real Estate	3.1
Automobiles & Components	3.0
Transportation	2.9
Health Care Equipment & Services	2.8
Media	2.7
Consumer Services	2.2
Household & Personal Products	1.5
Utilities	1.1
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Consumer Durables & Apparel	0.8
Retailing	0.2

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

6

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 80.4%

	Brazil — 2.7%
780,500	Cielo SA	8,118,727
1,227,200	EDP-Energias do Brasil SA	5,434,460
430,800	Engie Brasil Energia SA	5,202,899
5,332,821	LPS Brasil Consultoria de Imoveis SA *	7,580,097
178,500	Ouro Fino Saude Animal Participacoes SA	1,989,967
1,134,100	Raia Drogasil SA	20,959,708
4,632,000	Rumo Logistica Operadora Multimodal SA *	10,327,759

	Total Brazil	59,613,617

	Chile — 0.3%
825,200	Latam Airlines Group SA Sponsored ADR *	6,700,624

	China — 17.0%
9,900,200	AIA Group Ltd	62,353,152
226,300	Alibaba Group Holding Ltd Sponsored ADR *	21,994,097
62,900	Baidu Inc Sponsored ADR *	10,760,303
29,928,000	Bank of China Ltd – Class H	13,428,490
179,142	China Lodging Group Ltd Sponsored ADR	7,995,108
6,218,500	China Mobile Ltd	76,605,849
5,819,500	Ping An Insurance Group Co of China Ltd – Class H	29,995,806
4,765,000	Qingdao Haier Co Ltd – Class A	7,464,149
3,725,356	SAIC Motor Corp Ltd – Class A	12,289,170
515,931	TAL Education Group ADR *	30,832,037
3,052,600	Tencent Holdings Ltd	79,107,774
7,183,440	Tong Ren Tang Technologies Co Ltd – Class H	12,707,472
1,824,000	Tsingtao Brewery Co Ltd – Class H	6,100,069

	Total China	371,633,476

	India — 26.4%
561,446	Aditya Birla Nuvo Ltd	11,533,648
120,361	Amara Raja Batteries Ltd	1,719,956
3,920,946	Asian Paints Ltd	67,887,919
44,693	Bajaj Finance Ltd	7,371,901
4,467,978	Berger Paints India Ltd	17,410,024
1,047,986	Bharat Financial Inclusion Ltd *	12,818,177
1,178,365	CMI Ltd (a)	3,231,994
807,074	Equitas Holdings Ltd * (b)	2,192,775
3,568,347	Fortis Healthcare Ltd *	9,473,341
2,610,671	Gateway Distriparks Ltd	10,975,636
2,110,969	Gayatri Projects Ltd (a)	21,395,454
1,819,966	HDFC Bank Ltd (b)	42,004,790
660,100	Hero MotoCorp Ltd	34,917,810
1,751,721	Indiabulls Housing Finance Ltd	21,387,443
4,210,660	Indiabulls Real Estate Ltd *	5,151,993
4,824,950	Indian Oil Corp Ltd	41,461,768
3,164,584	IndusInd Bank Ltd	55,936,541

Shares	Description	Value ($)
	India — continued
3,736,661	LIC Housing Finance Ltd	31,842,910
1,262,930	Max Financial Services Ltd	10,864,693
146,802	Multi Commodity Exchange of India Ltd	2,162,327
4,632,262	Muthoot Finance Ltd	25,950,087
1,937,512	Narayana Hrudayalaya Ltd *	8,852,358
844,415	RBL Bank Ltd *	3,782,026
769,098	Reliance Capital Ltd	6,108,062
1,607,271	Sangam India Ltd	6,443,232
3,183,419	Sun TV Network Ltd	22,471,838
259,078	Supreme Industries Ltd	3,712,188
1,745,513	Techno Electric & Engineering Co Ltd	16,991,810
870,706	Ujjivan Financial Services Ltd	5,492,928
167,262	UltraTech Cement Ltd	10,056,328
2,568,381	Yes Bank Ltd	52,792,737

	Total India	574,394,694

	Indonesia — 4.2%
16,992,100	Bank Central Asia Tbk PT	19,257,215
7,552,000	Bank Mandiri Persero Tbk PT	6,389,277
4,508,800	Gudang Garam Tbk PT	21,868,366
57,133,700	Malindo Feedmill Tbk PT *	7,828,507
21,416,200	Perusahaan Gas Negara Persero Tbk PT	4,865,034
11,780,100	Semen Indonesia Persero Tbk PT	8,776,067
68,165,600	Telekomunikasi Indonesia Persero Tbk PT	21,540,619

	Total Indonesia	90,525,085

	Malaysia — 0.9%
15,338,300	AirAsia Berhad	11,328,031
22,234,644	Media Prima Berhad	7,710,474

	Total Malaysia	19,038,505

	Mexico — 3.2%
45,407,804	Cemex SAB de CV CPO *	37,617,204
2,592,500	Grupo Financiero Banorte SAB de CV – Class O	13,971,115
400,500	Grupo Televisa SAB Sponsored ADR	10,945,665
2,691,200	Wal-Mart de Mexico SAB de CV	6,147,504

	Total Mexico	68,681,488

	Philippines — 6.3%
7,079,220	BDO Unibank Inc	17,351,222
4,033,280	Cebu Air Inc	10,256,332
23,074,900	Century Pacific Food Inc	8,469,734
8,265,654	Concepcion Industrial Corp	10,204,195
458,079	GT Capital Holdings Inc	15,066,325
41,553,800	Megaworld Corp	4,192,848
3,036,720	Philippine Seven Corp	9,135,763
12,478,300	Puregold Price Club Inc	12,021,033
10,916,270	Robinsons Retail Holdings Inc	19,667,726
10,734,302	Semirara Mining & Power Corp	25,541,956

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
9,688,800	SM Prime Holdings Inc	6,199,784

	Total Philippines	138,106,918

	Qatar — 1.2%
3,772,012	Qatar Gas Transport Co Ltd Nakilat	25,868,859

	Russia — 2.6%
1,099,002	Global Ports Investments Plc GDR (Registered Shares) *	2,751,755
5,099,812	Sberbank of Russia PJSC Sponsored ADR	46,683,781
996,379	Sollers PAO PJSC *	7,427,147

	Total Russia	56,862,683

	South Africa — 0.1%
596,013	Truworths International Ltd	3,089,046

	Taiwan — 3.1%
5,784,000	Chunghwa Telecom Co Ltd	20,765,023
30,278,037	E.Sun Financial Holding Co Ltd	17,011,796
8,686,000	Fubon Financial Holding Co Ltd	12,261,245
5,092,000	Taiwan Mobile Co Ltd	17,881,495

	Total Taiwan	67,919,559

	Thailand — 6.9%
29,609,750	Bangkok Dusit Medical Services Pcl (Foreign Registered)	20,093,066
6,064,900	Berli Jucker Pcl (Foreign Registered)	7,884,344
5,903,300	Carabao Group Pcl (Foreign Registered)	12,097,149
162,030,840	Chularat Hospital Pcl (Foreign Registered)	12,164,743
7,832,800	CP ALL Pcl (Foreign Registered)	14,074,575
7,582,900	CPN Retail Growth Leasehold Property Fund	4,490,538
7,920,400	Intouch Holdings Pcl (Foreign Registered) (b)	14,240,210
7,433,100	Intouch Holdings Pcl NVDR	12,078,747
7,806,860	Major Cineplex Group Pcl (Foreign Registered)	7,324,008
126,138,100	Quality Houses Pcl (Foreign Registered)	9,904,138
19,406,300	Thai Beverage Pcl	14,170,523
6,364,300	Tisco Financial Group Pcl (Foreign Registered) (b)	10,382,830
78,529,200	WHA Corp Pcl (Foreign Registered) *	8,167,010
14,575,300	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (Foreign Registered)	4,294,841

	Total Thailand	151,366,722

	Turkey — 0.7%
514,070	Turk Traktor ve Ziraat Makineleri AS	15,006,516

Shares	Description	Value ($)
	United Kingdom — 2.5%
217,672	British American Tobacco Plc	13,504,942
1,857,200	HSBC Holdings Plc	13,777,804
577,699	Unilever Plc	26,817,510

	Total United Kingdom	54,100,256

	Vietnam — 2.3%
2,293,300	Bank for Foreign Trade of Vietnam JSC *	5,546,870
5,660,271	Vietnam Dairy Products JSC	39,551,083
2,232,970	Vingroup JSC *	4,808,359

	Total Vietnam	49,906,312

	TOTAL COMMON STOCKS (COST $1,612,605,975)	1,752,814,360

	PREFERRED STOCKS — 1.6%

	Brazil — 1.6%
1,671,900	Companhia Energetica de Minas Gerais	4,530,263
2,656,000	Itau Unibanco Holding SA	29,486,436

	Total Brazil	34,016,699

	TOTAL PREFERRED STOCKS (COST $28,783,403)	34,016,699

	INVESTMENT FUNDS — 12.5%

	Brazil — 1.6%
1,021,200	iShares MSCI Brazil Capped ETF	34,230,624

	China — 4.5%
1,308,600	Hang Seng Investment Index ETF	16,369,718
2,239,700	iShares China Large-Cap ETF	82,980,885

	Total China	99,350,603

	Mexico — 0.9%
412,900	iShares MSCI Mexico Capped ETF	20,839,063

	Thailand — 3.8%
98,939,192	Digital Telecommunication Infrastructure Fund	42,300,139
62,326,700	Jasmine Broadband Internet Infrastructure Fund	20,875,216
51,564,800	TICON Industrial Growth Leasehold Property Fund (a)	18,911,707

	Total Thailand	82,087,062

	United States — 1.7%
1,009,412	iShares MSCI Emerging Markets ETF	36,873,821

	TOTAL INVESTMENT FUNDS (COST $257,893,828)	273,381,173

8	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares /Cost/ Par Value†		Description	Value ($)
		RIGHTS/WARRANTS — 0.4%

		China — 0.4%
	767,900	Jiangsu Yanghe Brewery Joint Stock Co Ltd Warrants, Expires 05/14/18 *	8,082,250

		TOTAL RIGHTS/WARRANTS (COST $7,979,008)	8,082,250

		MUTUAL FUNDS — 1.0%

		United States — 1.0%
		Affiliated Issuers
	882,003	GMO U.S. Treasury Fund	22,058,883

		TOTAL MUTUAL FUNDS (COST $22,058,883)	22,058,883

		FULLY FUNDED TOTAL RETURN SWAPS — 1.7%

		China — 1.7%
	8,414,783	Total Return on Hangzhou Robam Appliances, Expires 7/14/2017, (OTC) (CP-GS)	7,835,327
	3,708,807	Total Return on Jiangsu Yanghe Brewery, Expires 7/12/2017, (OTC) (CP-GS)	3,346,652
	12,170,791	Total Return on Wuliangye Yibin Co Ltd, Expires 4/3/2017, (OTC) (CP-GS)	14,701,970
	10,878,519	Total Return on Zhejiang Supor Cookware Co, Expires 7/19/2017, (OTC) (CP-GS)	10,379,525

		Total China	36,263,474

		TOTAL FULLY FUNDED TOTAL RETURN SWAPS (COST $35,172,899)	36,263,474

		SHORT-TERM INVESTMENTS — 1.3%

		TIME DEPOSITS — 0.1%
HKD	2,168,144	BNP Paribas (Paris) Time Deposit, 0.01%, due 09/01/16	279,488
	1,790,646	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	1,790,646

		Total Time Deposits	2,070,134

		U.S. GOVERNMENT — 1.2%
	1,000,000	U.S. Treasury Bill, 0.00%, due 09/01/16 (c) (d)	1,000,000
	3,060,000	U.S. Treasury Bill, 0.22%, due 10/20/16 (c) (e)	3,059,097
	2,900,000	U.S. Treasury Bill, 0.27%, due 11/03/16 (c) (e)	2,898,605
	4,837,000	U.S. Treasury Bill, 0.27%, due 11/17/16 (c) (e)	4,834,195

Shares / Par Value†	Description	Value ($)
	U.S. GOVERNMENT (continued)
10,000,000	U.S. Treasury Bill, 0.36%, due 01/12/17 (c) (e)	9,986,710
5,000,000	U.S. Treasury Bill, 0.46%, due 02/23/17 (c) (e)	4,988,880

	Total U.S. Government	26,767,487

	TOTAL SHORT-TERM INVESTMENTS (COST $28,836,405)	28,837,621

	TOTAL INVESTMENTS — 98.9% (Cost $1,993,330,401)	2,155,454,460
	Other Assets and Liabilities (net) — 1.1%	24,221,298

	TOTAL NET ASSETS — 100.0%	$2,179,675,758

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/30/2017	BCLY	GBP	68,332,500	USD	90,520,969	$148,648
06/30/2017	BCLY	USD	90,790,236	GBP	68,332,500	(417,915)

						$(269,267)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3,103	Mini MSCI Emerging Markets	September 2016	$137,757,685	$207,725
290	Mini MSCI Emerging Markets	December 2016	12,897,750	(24,910)

			$150,655,435	$182,815

Sales
4,224	Bist 30 Index	October 2016	$13,463,106	$204,797
6,193	SGX CNX Nifty Index 50	September 2016	109,448,584	(2,000,529)

			$122,911,690	$(1,795,732)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
21,115,716	USD	8/30/2017	GS	Total return on MSCI Daily TR Net Emerging Markets Philippines USD	1 Month LIBOR minus 0.10%	(350,211)
21,170,159	USD	8/30/2017	GS	Total return on MSCI Daily TR Net Emerging Markets Philippines USD	1 Month LIBOR minus 0.10%	(295,767)

						$(645,978)

					Premiums to (Pay) Receive	$—

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	The rate shown represents yield-to-maturity.

(d)	Rate rounds to 0.00%.
(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.3%
Preferred Stocks	5.4
Mutual Funds	1.4
Investment Funds	0.6
Short-Term Investments	0.2
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Other	0.1

	100.0%

Country Summary¤	% of Investments
Taiwan	21.5%
China	19.4
South Korea	16.8
India	13.7
Russia	10.7
Brazil	5.3
Turkey	2.3
Thailand	1.7
Mexico	1.6
South Africa	1.5
United States	1.5
Greece	0.8
Philippines	0.7
Indonesia	0.5
United Arab Emirates	0.3
Poland	0.3
Chile	0.3
Egypt	0.3
Vietnam	0.2
United Kingdom	0.2
Qatar	0.2
Malaysia	0.1
Czech Republic	0.1
Sri Lanka	0.0 ^

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments#
Banks	22.2%
Technology Hardware & Equipment	17.4
Telecommunication Services	10.1
Automobiles & Components	8.6
Materials	6.6
Energy	4.6
Utilities	4.5
Software & Services	3.8
Capital Goods	3.6
Semiconductors & Semiconductor Equipment	3.0
Diversified Financials	3.0
Consumer Durables & Apparel	2.7
Insurance	2.3
Real Estate	2.0
Food, Beverage & Tobacco	1.3
Health Care Equipment & Services	0.9
Retailing	0.9
Consumer Services	0.6
Transportation	0.5
Media	0.4
Pharmaceuticals, Biotechnology & Life Sciences	0.4
Food & Staples Retailing	0.4
Household & Personal Products	0.2

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.3%

	Brazil — 4.1%
3,642,200	AES Tiete Energia SA	18,835,854
116,400	Banco do Brasil SA	836,630
1,087,900	BTG Pactual Group	5,777,742
1,471,900	Cia Hering	8,131,641
158,300	Cielo SA	1,646,630
1,472,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,820,852
1,043,500	Direcional Engenharia SA	1,903,324
5,076,323	EDP-Energias do Brasil SA	22,479,691
2,747,600	Engie Brasil Energia SA	33,183,575
2,282,500	Equatorial Energia SA	35,744,465
469,700	Ez Tec Empreendimentos e Participacoes SA	2,413,082
565,371	Grendene SA	3,146,202
1,197,700	LPS Brasil Consultoria de Imoveis SA *	1,702,416
4,247,500	MRV Engenharia e Participacoes SA	16,178,698
760,500	Multiplus SA	9,855,978
49,500	Ouro Fino Saude Animal Participacoes SA	551,839
230,300	Raia Drogasil SA	4,256,257
950,000	Rumo Logistica Operadora Multimodal SA *	2,118,172
4,535,951	Transmissora Alianca de Energia Eletrica SA	32,588,277
3,422,300	Via Varejo SA	6,570,748

	Total Brazil	212,742,073

	Chile — 0.3%
532,478	Empresa Nacional de Electricidad SA	399,023
20,822,071	Enersis Americas SA	3,448,696
1,093,200	Enersis Americas SA Sponsored ADR	9,106,356
169,800	Latam Airlines Group SA Sponsored ADR *	1,378,776

	Total Chile	14,332,851

	China — 19.3%
148,000	AAC Technologies Holdings Inc	1,685,615
134,767,290	Agricultural Bank of China Ltd – Class H	55,291,479
2,024,100	AIA Group Ltd	12,748,128
3,034,705	Aier Eye Hospital Group Co Ltd – Class A	16,155,615
483,318	Alibaba Group Holding Ltd Sponsored ADR *	46,973,676
140,000	Autohome Inc ADR *	3,425,800
12,800	Baidu Inc Sponsored ADR *	2,189,696
124,325,682	Bank of China Ltd – Class H	55,784,089
26,584,000	Belle International Holdings Ltd	17,231,468
142,900	Changyou.com Ltd ADR *	3,541,062
70,748,200	China Communications Services Corp Ltd – Class H	41,529,569

Shares	Description	Value ($)
	China — continued
195,677,106	China Construction Bank Corp – Class H	146,325,501
754,000	China High Speed Transmission Equipment Group Co Ltd	693,733
1,397,734	China International Travel Service Corp Ltd – Class A	9,765,935
4,661,000	China Lesso Group Holdings Ltd	3,267,480
36,200	China Lodging Group Ltd Sponsored ADR	1,615,606
22,165,000	China Machinery Engineering Corp – Class H	13,460,730
10,908,737	China Mobile Ltd	134,384,991
489,700	China Mobile Ltd Sponsored ADR	29,729,687
6,118,000	China Telecom Corp Ltd – Class H	3,152,423
2,143,500	China ZhengTong Auto Services Holdings Ltd	744,106
863,604	CKH Food & Health Ltd *	1,849,443
1,784,400	Dongfang Electrical Machinery Co Ltd –Class H	1,391,686
5,277,000	FIH Mobile Ltd	1,767,500
248,400	Fuyao Glass Industry Group Co Ltd – Class H	652,029
35,425,000	Geely Automobile Holdings Ltd	28,337,849
40,422,000	GOME Electrical Appliances Holding Ltd	4,782,260
545,000	Haier Electronics Group Co Ltd	910,171
607,000	Haitian International Holdings Ltd	1,220,313
950,490	Hangzhou Robam Appliances Co Ltd	5,348,992
13,804,000	Harbin Electric Co Ltd – Class H	6,265,860
358,000	Hengan International Group Co Ltd	3,024,065
10,020,000	Hua Han Health Industry Holdings Ltd	695,766
14,035,000	Huabao International Holdings Ltd *	5,400,096
56,278,947	Industrial & Commercial Bank of China Ltd – Class H	35,797,939
688,000	Jiangsu Expressway Co Ltd – Class H	965,487
226,800	Jiangsu Yanghe Brewery Joint-Stock Co Ltd – Class A	2,386,219
179,603	Kweichow Moutai Co Ltd – Class A	8,332,784
5,260,000	Lianhua Supermarket Holdings Co Ltd – Class H *	2,267,789
12,529,800	Lonking Holdings Ltd	2,030,414
3,825,955	Midea Group Co Ltd	15,695,397
71,700	New Oriental Education & Technology Group Inc Sponsored ADR	2,830,716
24,931,500	Parkson Retail Group Ltd	2,052,154
12,890,000	Peak Sport Products Co Ltd	3,996,638
22,902,000	PICC Property & Casualty Co Ltd – Class H	37,692,177
1,181,500	Ping An Insurance Group Co of China Ltd – Class H	6,089,878
1,728,942	Qingdao Haier Co Ltd – Class A	2,708,307
71,600	Qinqin Foodstuffs Group Cayman Co Ltd *	25,751
19,843,000	Real Nutriceutical Group Ltd	1,632,771
2,927,665	SAIC Motor Corp Ltd – Class A	9,675,614

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	China — continued
756,400	SAIC Motor Corp Ltd – Class A	2,495,205
794,000	Shenzhen Expressway Co Ltd – Class H	838,231
6,836,000	Shougang Fushan Resources Group Ltd	1,266,909
12,025,000	Sinopec Engineering Group Co Ltd – Class H	9,950,214
2,134,800	Sinopharm Group Co Ltd – Class H	10,910,208
1,524,000	Skyworth Digital Holdings Ltd	1,126,159
44,400	Sohu.com Inc *	1,888,776
1,290,000	Sun Art Retail Group Ltd	829,159
239,000	Sunny Optical Technology Group Co Ltd	1,274,465
442,000	Suofeiya Home Collection Co Ltd – Class A	3,779,091
107,706	TAL Education Group ADR *	6,436,510
2,927,306	Tencent Holdings Ltd	75,860,794
1,869,880	Tong Ren Tang Technologies Co Ltd – Class H	3,307,809
374,000	Tsingtao Brewery Co Ltd – Class H	1,250,782
14,589,000	Universal Health International Group Holding Ltd *	731,913
29,215,000	Want Want China Holdings Ltd	19,186,443
425,700	Weibo Corp Sponsored ADR *	20,335,689
957,000	WH Group Ltd	751,331
1,206,000	Xinyi Glass Holdings Ltd *	1,036,708
3,093,000	XTEP International Holdings Ltd	1,595,756
101,400	Xunlei Ltd ADR *	547,560
45,055,080	Yangzijiang Shipbuilding Holdings Ltd	25,257,928
5,916,000	Zhejiang Expressway Co Ltd – Class H	6,589,112
1,080,199	Zhejiang Supor Cookware Co Ltd – Class A	6,068,061

	Total China	998,837,267

	Czech Republic — 0.1%
55,786	CEZ AS	973,731
7,487	Philip Morris CR AS	3,944,757

	Total Czech Republic	4,918,488

	Egypt — 0.3%
11,788,662	Telecom Egypt Co	13,355,602

	Greece — 0.8%
10,466,666	Alpha Bank AE *	20,075,084
10,341,896	Eurobank Ergasias SA *	6,163,395
35,399,812	National Bank of Greece SA *	8,337,581
35,717,726	Piraeus Bank SA *	5,804,524
80,300	Tsakos Energy Navigation Ltd	396,682

	Total Greece	40,777,266

	India — 13.4%
114,210	Aditya Birla Nuvo Ltd	2,346,188
385,290	Apollo Tyres Ltd	1,050,397

Shares	Description	Value ($)
	India — continued
3,490,952	Asian Paints Ltd	60,442,931
1,422,392	Aurobindo Pharma Ltd	16,770,397
8,988	Bajaj Finance Ltd	1,482,528
1,086,563	Berger Paints India Ltd	4,233,926
213,048	Bharat Financial Inclusion Ltd *	2,605,843
1,194,324	Cairn India Ltd	3,551,501
301,113	CMI Ltd	825,886
245,461	Dewan Housing Finance Corp Ltd	1,060,689
165,099	Equitas Holdings Ltd * (a)	448,565
725,420	Fortis Healthcare Ltd *	1,925,864
532,416	Gateway Distriparks Ltd	2,238,353
3,380,000	Gayatri Projects Ltd (b) (c)	34,257,554
8,246,263	HDFC Bank Ltd (a)	190,323,635
1,990,048	Hero MotoCorp Ltd	105,269,076
947,531	IDBI Bank Ltd *	1,027,894
4,834,341	IDFC Ltd * (a)	4,865,975
8,126,895	IFCI Ltd	3,443,505
355,218	Indiabulls Housing Finance Ltd	4,336,995
856,555	Indiabulls Real Estate Ltd *	1,048,046
989,035	Indian Oil Corp Ltd	8,498,977
155,949	Indraprastha Gas Ltd	1,860,314
641,684	IndusInd Bank Ltd	11,342,275
2,987,560	Jai Balaji Industries Ltd *	467,472
705,728	Karnataka Bank Ltd (The)	1,589,436
1,709,182	Kiri Industries Ltd * (c)	7,496,385
157,928	KPIT Technologies Ltd	299,813
759,988	LIC Housing Finance Ltd	6,476,432
1,866,109	Manappuram Finance Ltd	2,370,657
256,921	Max Financial Services Ltd	2,210,232
337,789	Mphasis Ltd *	2,846,007
106,729	Multi Commodity Exchange of India Ltd	1,572,070
1,000,203	Muthoot Finance Ltd	5,603,171
342,597	Narayana Hrudayalaya Ltd *	1,565,302
3,190,775	NMDC Ltd	5,145,266
786,672	Reliance Capital Ltd	6,247,632
532,104	Sangam India Ltd	2,133,100
2,640,442	South Indian Bank Ltd (The)	884,518
649,006	Sun TV Network Ltd	4,581,350
63,845	Supreme Industries Ltd	914,800
357,997	Techno Electric & Engineering Co Ltd	3,484,945
177,009	Ujjivan Financial Services Ltd (a)	1,116,677
1,212,878	UltraTech Cement Ltd	72,922,117
4,983,047	Yes Bank Ltd	102,425,883

	Total India	697,610,579

	Indonesia — 0.5%
52,639,500	Bakrie Telecom Tbk PT *	39,683
3,459,500	Bank Central Asia Tbk PT	3,920,665
1,537,600	Bank Mandiri Persero Tbk PT	1,300,867
17,344,169	Gajah Tunggal Tbk PT *	1,972,242

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
503,800	Gudang Garam Tbk PT	2,443,507
6,739,018	Harum Energy Tbk PT *	532,863
10,847,391	Indo Tambangraya Megah Tbk PT	9,287,845
12,104,500	Malindo Feedmill Tbk PT *	1,658,569
4,360,300	Perusahaan Gas Negara Persero Tbk PT	990,512
1,947,600	Semen Indonesia Persero Tbk PT	1,450,944
13,878,300	Telekomunikasi Indonesia Persero Tbk PT	4,385,602

	Total Indonesia	27,983,299

	Malaysia — 0.1%
3,649,500	AirAsia Berhad	2,695,322
5,662,965	Media Prima Berhad	1,963,789
255,200	Public Bank Berhad	1,244,516

	Total Malaysia	5,903,627

	Mexico — 1.6%
3,224,004	Cemex SAB de CV CPO *	2,670,863
8,910,792	Cemex SAB de CV Sponsored ADR *	73,870,466
525,300	Grupo Financiero Banorte SAB de CV – Class O	2,830,868
81,300	Grupo Televisa SAB Sponsored ADR	2,221,929
546,400	Wal-Mart de Mexico SAB de CV	1,248,141

	Total Mexico	82,842,267

	Philippines — 0.7%
1,437,326	BDO Unibank Inc	3,522,897
825,690	Cebu Air Inc	2,099,668
4,285,000	Century Pacific Food Inc	1,572,826
2,658,250	Concepcion Industrial Corp	3,281,688
3,450,277	First Gen Corp *	1,884,081
93,008	GT Capital Holdings Inc	3,059,055
9,514,450	Lopez Holding Corp	1,613,076
5,109,600	Manila Water Co Inc	3,069,690
8,436,900	Megaworld Corp	851,297
640,510	Philippine Seven Corp	1,926,930
2,531,888	Puregold Price Club Inc	2,439,107
2,139,840	Robinsons Retail Holdings Inc	3,855,327
2,331,795	Semirara Mining & Power Corp	5,548,438
1,967,150	SM Prime Holdings Inc	1,258,763
160,300	Universal Robina Corp	642,798

	Total Philippines	36,625,641

	Poland — 0.3%
4,432,914	Energa SA	9,186,131
18,672	KRUK SA	1,075,151
5,114,891	Synthos SA *	5,082,269

	Total Poland	15,343,551

Shares	Description	Value ($)
	Qatar — 0.2%
65,543	Doha Bank QSC	675,340
23,500	Industries Qatar QSC	722,062
9,930	Qatar Electricity & Water Co QSC	590,437
941,691	Qatar Gas Transport Co Ltd Nakilat	6,458,217
31,292	Qatar Navigation QSC	777,297

	Total Qatar	9,223,353

	Russia — 8.4%
297,813	Bashneft PJSC *	14,402,415
589,056	Etalon Group Ltd GDR (Registered)	1,705,954
675,463	Gazprom Neft PJSC Sponsored ADR	8,805,325
355,104	Global Ports Investments Plc GDR (Registered) *	889,133
479,432	Globaltrans Investment Plc Sponsored GDR (Registered)	2,016,568
342,118	Lukoil PJSC Sponsored ADR	15,332,303
232,567	M Video PJSC	1,232,673
1,621,768	MegaFon PJSC GDR (Registered)	16,480,655
13,320,515	Mobile TeleSystems PJSC Sponsored ADR	108,295,787
4,537,477	Moscow Exchange MICEX-RTS PJSC	8,821,885
435,200	QIWI Plc Sponsored ADR	6,319,104
1,172,097	Rosneft PJSC GDR (Registered)	6,119,831
6,476,405	Rostelecom PJSC *	8,144,934
12,897	Rostelecom PJSC Sponsored ADR	96,336
4,504,662	Sberbank of Russia PJSC	9,895,869
10,505,266	Sberbank of Russia PJSC Sponsored ADR	96,165,415
3,416,643	Sistema JSFC Sponsored GDR (Registered)	28,952,390
259,132	Sollers PJSC *	1,931,606
12,288,793	Surgutneftegas Sponsored ADR	57,883,767
951,708	Tatneft PAO Sponsored ADR	28,065,798
3,472,118	VimpelCom Ltd Sponsored ADR	14,825,944

	Total Russia	436,383,692

	South Africa — 1.5%
9,364,130	African Bank Investments Ltd * (d)	637
111,022	Barclays Africa Group Ltd	1,125,599
1,558,098	Barloworld Ltd	8,820,674
438,937	Bidvest Group Ltd (The)	4,539,766
1,782,747	FirstRand Ltd	5,355,802
1,004,360	Grindrod Ltd	783,309
3,043,628	Kumba Iron Ore Ltd *	27,714,628
557,680	Lewis Group Ltd	1,575,343
861,357	MTN Group Ltd	7,043,993
5,990,890	Murray & Roberts Holdings Ltd	5,206,090
350,195	Reunert Ltd	1,448,652
311,835	RMB Holdings Ltd	1,248,488
100,816	SPAR Group Ltd (The)	1,317,307
1,209,764	Wilson Bayly Holmes-Ovcon Ltd	12,230,246

	Total South Africa	78,410,534

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	South Korea — 14.6%
1,713,372	BNK Financial Group Inc	13,568,383
4,619	CJ O Shopping Co Ltd	655,445
900,073	Daou Data Corp	9,726,281
1,134,433	Daou Technology Inc	21,377,784
1,418,626	DGB Financial Group Inc	11,610,536
171,378	Dongbu Insurance Co Ltd	10,362,208
244,932	Grand Korea Leisure Co Ltd	5,724,628
47,860	GS Home Shopping Inc	6,750,862
3,334	Halla Holdings Corp	226,962
1,536,612	Hana Financial Group Inc	40,246,139
288,038	Hankook Tire Co Ltd	14,405,714
998,592	Hankook Tire Worldwide Co Ltd	19,133,296
395,662	Hanon Systems	4,141,916
105,416	Hyundai Home Shopping Network Corp	11,619,424
294,769	Hyundai Marine & Fire Insurance Co Ltd	8,925,323
515,468	Hyundai Mobis Co Ltd	120,123,943
237,275	Hyundai Motor Co	28,266,015
51,441	Hyundai Wia Corp	4,188,906
1,333,659	Industrial Bank of Korea	14,030,330
7,226	Innocean Worldwide Inc	449,458
125,941	JB Financial Group Co Ltd	666,474
23,724	Kangwon Land Inc	838,831
583,383	KB Financial Group Inc	20,354,251
307,564	KB Insurance Co Ltd	7,426,810
1,517,192	Kia Motors Corp	57,031,925
40,908	KT&G Corp	4,288,784
40,725	LF Corp	794,700
19,855	LG Chem Ltd	4,799,287
10,016	Loen Entertainment Inc *	669,393
10,117	Lotte Chemical Corp	2,424,000
727,175	Meritz Securities Co Ltd	2,193,577
303,481	Mirae Asset Life Insurance Co Ltd	1,163,260
51,578	Neowiz Games Corp *	590,343
194,303	Partron Co Ltd	1,842,715
10,473	S&T Motiv Co Ltd	488,004
13,027	Samsung Card Co Ltd	515,811
131,734	Samsung Electronics Co Ltd	191,076,059
21,237	Samsung Electronics Co Ltd GDR	15,367,762
2,180	Samsung Fire & Marine Insurance Co Ltd	526,448
295,230	Seoyeon Co Ltd	3,452,800
191,128	Seoyon E-Hwa Co Ltd	2,781,375
545,222	Shinhan Financial Group Co Ltd	19,927,365
89,173	Silicon Works Co Ltd	2,277,137
336,818	SK Hynix Inc	10,982,175
13,154	Spigen Korea Co Ltd	627,570
6,399,267	Woori Bank	60,803,765

	Total South Korea	759,444,174

	Sri Lanka — 0.0%
103,983,101	Anilana Hotels & Properties Ltd * (c)	1,501,033

Shares	Description	Value ($)
	Taiwan — 21.8%
14,914,000	AcBel Polytech Inc	10,968,164
256,000	Actron Technology Corp	910,698
1,047,522	Advantech Co Ltd	8,551,323
15,116,940	AmTRAN Technology Co Ltd	11,281,257
7,382,120	Asustek Computer Inc	62,351,174
343,067	Bizlink Holding Inc	2,007,090
2,613,300	Casetek Holdings Ltd	9,157,587
2,860,000	Catcher Technology Co Ltd *	20,514,923
16,198,000	Cathay Financial Holding Co Ltd	20,431,426
6,207,000	Chailease Holding Co Ltd	10,700,213
904,180	Chang Hwa Commercial Bank Ltd	453,752
144,000	Chaun-Choung Technology Corp	836,190
4,951,000	Cheng Shin Rubber Industry Co Ltd	10,504,119
846,000	Chimei Materials Technology Corp	394,115
1,478,000	Chin-Poon Industrial Co Ltd	3,516,281
9,029,000	China Development Financial Holding Corp	2,277,287
4,839,120	China Life Insurance Co Ltd	4,277,157
5,124,919	Chong Hong Construction Co Ltd	8,444,074
8,275,529	Chunghwa Telecom Co Ltd	29,709,812
38,200	Chunghwa Telecom Co Ltd Sponsored ADR	1,369,470
74,704,111	Compal Electronics Inc	44,215,609
4,278,400	Coretronic Corp	4,815,043
53,684,000	CTBC Financial Holding Co Ltd	30,994,273
2,120,000	CTCI Corp	3,002,548
1,737,000	Dynapack International Technology Corp	2,299,960
8,274,333	E.Sun Financial Holding Co Ltd	4,648,956
452,000	Eclat Textile Co Ltd	5,703,409
870,000	Elan Microelectronics Corp *	1,123,075
9,836,000	Elitegroup Computer Systems Co Ltd	4,520,374
4,005,084	Far EasTone Telecommunications Co Ltd	9,319,215
1,629,400	Faraday Technology Corp	1,621,061
3,495,000	Farglory Land Development Co Ltd	4,076,102
1,909,215	First Financial Holding Co Ltd	980,006
1,623,000	FLEXium Interconnect Inc	4,504,461
3,968,000	Formosa Chemicals & Fibre Corp	10,288,587
5,221,000	Formosa Plastics Corp	12,863,469
3,379,000	Formosan Rubber Group Inc	1,622,298
20,823,243	Foxconn Technology Co Ltd *	58,321,521
34,954,200	Fubon Financial Holding Co Ltd	49,341,698
8,975,200	Gigabyte Technology Co Ltd	12,343,279
719,000	Grand Pacific Petrochemical	362,852
166,000	Green Seal Holding Ltd *	739,586
44,000	Hermes Microvision Inc	1,883,001
24,766,754	Highwealth Construction Corp	38,457,569
36,397,500	Hon Hai Precision Industry Co Ltd	100,678,341
3,979,000	Huaku Development Co Ltd	6,714,242
2,148,500	IEI Integration Corp	2,960,019
31,671,600	Inventec Co Ltd	23,454,799

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
5,023,000	KEE TAI Properties Co Ltd	1,945,968
1,222,000	King’s Town Bank Co Ltd	1,038,345
3,059,000	Kinsus Interconnect Technology Corp	6,439,227
112,000	Largan Precision Co Ltd	12,523,994
35,703,141	Lite-On Technology Corp	53,941,986
1,518,000	Lotes Co Ltd	3,898,354
971,000	Lung Yen Life Service Corp	1,636,602
496,785	Makalot Industrial Co Ltd	2,342,089
10,285,000	Mega Financial Holding Co Ltd	6,993,413
2,594,695	Mercuries Life Insurance Co Ltd *	1,233,070
1,175,000	Merry Electronics Co Ltd	4,394,467
2,262,000	Micro-Star International Co Ltd	5,448,073
644,000	MIN AIK Technology Co Ltd	775,981
228,000	Nien Made Enterprise Co Ltd	2,587,127
2,119,810	Novatek Microelectronics Corp	7,221,483
10,707,470	Pegatron Corp	25,834,755
383,580	Phison Electronics Corp	2,768,870
7,673,000	Pou Chen Corp	11,097,033
194,811	Powertech Technology Inc	507,899
29,191,550	Quanta Computer Inc	53,871,899
12,830,870	Radiant Opto-Electronics Corp	21,016,365
9,872,720	Realtek Semiconductor Corp	39,432,487
12,720,626	Ruentex Development Co Ltd *	14,882,397
9,041,000	Ruentex Industries Ltd	14,010,469
627,000	Sercomm Corp	1,397,327
16,030,000	Shin Kong Financial Holding Co Ltd *	3,509,928
973,000	Shin Zu Shing Co Ltd	3,185,082
5,106,780	Simplo Technology Co Ltd	16,789,497
10,566,150	SinoPac Financial Holdings Co Ltd	3,084,945
881,000	Sitronix Technology Corp	2,938,756
2,138,000	Soft-World International Corp	4,484,584
718,000	Syncmold Enterprise Corp	1,206,775
5,822,585	Taishin Financial Holding Co Ltd	2,199,402
1,252,000	Taiwan Mobile Co Ltd	4,396,628
547,000	Taiwan PCB Techvest Co Ltd	546,654
4,066,000	Taiwan Semiconductor Manufacturing Co Ltd	22,580,047
971,000	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	27,906,540
6,058,269	Taiwan Surface Mounting Technology Corp	5,182,752
3,645,000	Teco Electric and Machinery Co Ltd	3,060,498
700,000	Test Research Inc	861,644
2,021,000	Tong Hsing Electronic Industries Ltd	8,052,729
511,000	Tong Yang Industry Co Ltd	1,028,754
7,647,160	Tripod Technology Corp	16,333,349
759,000	Uni-President Enterprises Corp	1,432,123
3,913,000	United Integrated Services Co Ltd	6,115,306
4,336,000	Wan Hai Lines Ltd	2,088,370
31,392,673	Wistron Corp	23,019,439

Shares	Description	Value ($)
	Taiwan — continued
448,093	Wistron NeWeb Corp	1,346,879
238,000	Xxentria Technology Materials Corp	605,446
12,161,000	Yuanta Financial Holding Co Ltd	4,303,636
2,974,670	Yungtay Engineering Co Ltd	4,348,816

	Total Taiwan	1,128,359,724

	Thailand — 1.3%
174,300	Bangkok Bank Pcl NVDR	852,638
17,419,260	Bangkok Dusit Medical Services Pcl (Foreign Registered)	11,820,645
1,390,000	Berli Jucker Pcl (Foreign Registered)	1,806,994
1,387,500	Carabao Group Pcl (Foreign Registered)	2,843,290
30,078,300	Chularat Hospital Pcl (Foreign Registered)	2,258,180
1,666,800	CP ALL Pcl (Foreign Registered)	2,995,034
1,702,500	CPN Retail Growth Leasehold Property Fund	1,008,208
454,801	Glow Energy Pcl (Foreign Registered)	1,049,883
2,160,651	Intouch Holdings Pcl (Foreign Registered) (a)	3,884,668
973,400	Intouch Holdings Pcl NVDR	1,581,770
633,100	Kasikornbank Pcl NVDR	3,608,458
1,654,500	Krung Thai Bank Pcl (Foreign Registered)	907,195
2,151,700	Major Cineplex Group Pcl (Foreign Registered)	2,018,618
515,000	PTT Global Chemical Pcl (Foreign Registered)	905,231
31,905,600	Quality Houses Pcl (Foreign Registered)	2,505,170
4,225,002	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	6,649,325
40,505,223	Sansiri Pcl (Foreign Registered)	2,162,765
241,400	Siam Commercial Bank Pcl (The) (Foreign Registered)	1,114,193
3,943,000	Thai Beverage Pcl	2,879,187
2,229,200	Thanachart Capital Pcl (Foreign Registered)	2,575,956
2,225,300	Tisco Financial Group Pcl (Foreign Registered) (a)	3,630,393
21,055,950	TTW Pcl (Foreign Registered)	6,688,175
15,955,600	WHA Corp Pcl (Foreign Registered) *	1,659,377
3,047,600	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (Foreign Registered)	898,023

	Total Thailand	68,303,376

	Turkey — 2.3%
1,599,274	Enka Insaat ve Sanayi AS	2,361,996
3,265,546	Eregli Demir ve Celik Fabrikalari TAS	4,912,978
1,469,455	Goodyear Lastikleri TAS	1,674,532
3,867,030	Koza Altin Isletmeleri AS *	18,076,358
12,145,804	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,637,398
1,255,269	Soda Sanayii AS	1,739,866

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
46,469	Tekfen Holding AS	115,278
4,541,368	Turk Telekomunikasyon AS	9,165,304
136,190	Turk Traktor ve Ziraat Makineleri AS	3,975,602
11,180,041	Turkcell Iletisim Hizmetleri AS *	37,471,799
213,200	Turkcell Iletisim Hizmetleri AS ADR *	1,769,560
3,590,107	Turkiye Garanti Bankasi AS	9,259,837
1,667,815	Turkiye Halk Bankasi AS	5,005,518
1,021,378	Turkiye Is Bankasi – Class C	1,660,583
10,069,987	Turkiye Vakiflar Bankasi TAO – Class D	14,807,421
575,254	Yapi ve Kredi Bankasi AS *	707,448

	Total Turkey	117,341,478

	United Arab Emirates — 0.3%
7,430,433	DAMAC Properties Dubai Co PJSC	4,849,978
20,208,202	Dana Gas PJSC *	3,131,575
995,966	Dubai Islamic Bank PJSC	1,478,641
2,221,031	Emaar Properties PJSC	4,289,258
396,792	First Gulf Bank PJSC	1,263,757
6,026,441	Union Properties PJSC *	1,204,591

	Total United Arab Emirates	16,217,800

	United Kingdom — 0.2%
44,195	British American Tobacco Plc	2,741,974
10,277	British American Tobacco Plc Sponsered ADR	1,276,300
117,293	Unilever Plc	5,444,888

	Total United Kingdom	9,463,162

	Vietnam — 0.2%
466,510	Bank for Foreign Trade of Vietnam JSC *	1,128,361
1,197,862	Vietnam Dairy Products JSC	8,370,048
454,240	Vingroup JSC *	978,136

	Total Vietnam	10,476,545

	TOTAL COMMON STOCKS (COST $4,528,459,455)	4,786,397,382

	PREFERRED STOCKS — 5.4%

	Brazil — 1.2%
5,301,000	Banco do Estado do Rio Grande do Sul SA – Class B	17,729,097
1,066,564	Companhia de Transmissao de Energia Eletrica Paulista	22,195,312
345,000	Companhia Energetica de Minas Gerais	934,829
5,476,620	Companhia Energetica de Minas Gerais Sponsored ADR	14,622,575
470,000	Itau Unibanco Holding SA	5,217,856
69,400	Itau Unibanco Holding SA Sponsored ADR	768,952

	Total Brazil	61,468,621

Shares	Description	Value ($)
	Russia — 2.1%
29,753,191	Sberbank	46,423,666
110,717,223	Surgutneftegas OJSC *	55,480,401
12,100	Surgutneftegaz Sponsored ADR	61,105
3,738	Transneft *	8,863,721

	Total Russia	110,828,893

	South Korea — 2.1%
100,558	Hyundai Motor Co	8,639,138
261,070	Hyundai Motor Co 2nd Preference	23,525,371
63,558	Samsung Electronics Co Ltd (Non-Voting)	75,377,872
713	Samsung Electronics Co Ltd GDR (Registered)	424,479

	Total South Korea	107,966,860

	TOTAL PREFERRED STOCKS (COST $304,023,220)	280,264,374

	INVESTMENT FUNDS — 0.6%

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (d) (e)	5,780,295
1,371,900	TDA India Technology Fund II LP * (d) (e)	119,774

	Total India	5,900,069

	Poland — 0.0%
1,749,150	Templeton EE FD * (d) (e)	141,979

	Russia — 0.1%
5,452,004	NCH Eagle Fund LP * (d) (e)	2,332,002

	Thailand — 0.3%
20,427,300	Digital Telecommunication Infrastructure Fund	8,733,421
14,473,400	Jasmine Broadband Internet Infrastructure Fund	4,847,607
10,457,700	TICON Industrial Growth Leasehold Property Fund	3,835,426

	Total Thailand	17,416,454

	United States — 0.1%
82,651	iShares MSCI Emerging Markets ETF	3,019,241

	TOTAL INVESTMENT FUNDS (COST $33,330,480)	28,809,745

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
116,773	AES Tiete Energia SA Rights, Expires 09/21/16*	149,347

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†		Description	Value ($)
		Thailand — 0.0%
	42,563,506	Sansiri Pcl Warrants, Expires 11/24/17 *	221,330

		TOTAL RIGHTS/WARRANTS (COST $171,130)	370,677

		MUTUAL FUNDS — 1.4%

		United States — 1.4%
		Affiliated Issuers
	2,982,936	GMO U.S. Treasury Fund	74,603,230

		TOTAL MUTUAL FUNDS (COST $74,603,230)	74,603,230

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
HKD	443,278	BNP Paribas (Paris) Time Deposit, 0.01%, due 09/01/16	57,141

Par Value†		Description	Value ($)
		Time Deposits — continued
ZAR	1,831,038	HSBC Bank (London) Time Deposit, 6.44%, due 09/01/16	124,543
	9,537,782	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	9,537,782

		Total Time Deposits	9,719,466

		TOTAL SHORT-TERM INVESTMENTS (COST $9,719,466)	9,719,466

		TOTAL INVESTMENTS — 99.9% (Cost $4,950,306,981)	5,180,164,874
		Other Assets and Liabilities (net) — 0.1%	6,827,724

		TOTAL NET ASSETS — 100.0%	$5,186,992,598

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2016
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	$10,189,080	0.11%	$5,780,295
Gayatri Projects Ltd	8/7/15	10,789,949	0.66%	34,257,554
NCH Eagle Fund LP	4/6/09	5,452,004	0.05%	2,332,002
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.00%	119,774
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	141,979

				$42,631,604

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
22,654,371	USD	9/29/2016	MSCI	Depreciation of Total Return on Asustek Computer, Inc. + (Daily Fed Funds Rate minus 0.50%)	Appreciation of Total Return on Asustek Computer, Inc.	$(221,654)
2,563,350	USD	9/26/2016	MSCI	Depreciation of Total Return on Ez Tec Empreendimentos e Participacoes SA + (Daily Fed Funds Rate minus 0.50%)	Appreciation of Total Return on Ez Tec Empreendimentos e Participacoes SA	5,725

						$(215,929)

				Premiums to (Pay) Receive		$—

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	The security is restricted as to resale.

(c)	Affiliated company (Note 10).

(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(e)	Private placement securities are restricted as to resale.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

See accompanying notes to the financial statements.	19

GMO Taiwan Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.9%
Investment Funds	4.4
Mutual Funds	1.1
Short-Term Investments	0.1
Other	0.5

100.0%

Industry Sector Summary	% of Equity Investments#
Technology Hardware Storage	21.9%
Electronic Equipment, Instruments & Components	17.7
Semiconductors & Semiconductor Equipment	13.3
Real Estate Management & Development	7.0
Commerical Banks	6.5
Diversified Financial Services	5.1
Mutual Funds	4.5
Diversified Telecommunication Services	4.2
Textiles, Apparel & Luxury Goods	3.4
Insurance Premiums	3.1
Wireless Telecommunication Services	2.8
Electrical Equipment	1.6
Chemicals	1.6
Household Durables	1.5
Machinery	1.2
Construction & Engineering	1.0
Auto Components	0.9
Communications Equipment	0.5
Software	0.5
Capital Markets	0.5
Building Products	0.3
Marine	0.3
Diversified Consumer Services	0.3
Food Products	0.2
Construction Materials	0.1

100.0%

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

20

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.9%

	Taiwan — 93.9%
1,296,000	AcBel Polytech Inc	953,114
64,000	Actron Technology Corp	227,675
1,618,850	AmTRAN Technology Co Ltd	1,208,093
782,323	Asustek Computer Inc	6,607,690
60,849	Bizlink Holding Inc	355,993
85,000	Catcher Technology Co Ltd *	609,709
1,646,000	Cathay Financial Holding Co Ltd	2,076,190
669,000	Chailease Holding Co Ltd	1,153,285
403,860	Chang Hwa Commercial Bank Ltd	202,672
52,000	Chaun-Choung Technology Corp	301,957
239,000	Cheng Shin Rubber Industry Co Ltd	507,066
413,000	Chimei Materials Technology Corp	192,399
210,000	Chin-Poon Industrial Co Ltd	499,607
1,489,000	China Development Financial Holding Corp	375,554
654,160	China Life Insurance Co Ltd	578,193
554,989	Chong Hong Construction Co Ltd	914,428
1,284,132	Chunghwa Telecom Co Ltd	4,610,137
1,700	Chunghwa Telecom Co Ltd Sponsored ADR	60,945
4,976,486	Compal Electronics Inc	2,945,465
541,600	Coretronic Corp	609,533
5,259,000	CTBC Financial Holding Co Ltd	3,036,266
297,000	CTCI Corp	420,640
31,000	Delta Electronics Inc	160,843
273,000	Dynapack International Technology Corp	361,479
2,657,503	E.Sun Financial Holding Co Ltd	1,493,125
58,000	Eclat Textile Co Ltd	731,853
217,000	Elan Microelectronics Corp *	280,123
435,767	Far EasTone Telecommunications Co Ltd	1,013,963
292,400	Faraday Technology Corp	290,904
459,000	Farglory Land Development Co Ltd	535,316
484,880	First Financial Holding Co Ltd	248,890
211,000	FLEXium Interconnect Inc	585,608
184,000	Formosa Chemicals & Fibre Corp	477,092
221,000	Formosa Plastics Corp	544,498
647,000	Formosan Rubber Group Inc	310,632
1,389,578	Foxconn Technology Co Ltd *	3,891,915
3,244,000	Fubon Financial Holding Co Ltd	4,579,263
384,000	Grand Pacific Petrochemical	193,790
48,000	Green Seal Holding Ltd *	213,856
8,000	Hermes Microvision Inc	342,364
2,388,622	Highwealth Construction Corp	3,709,028
3,431,963	Hon Hai Precision Industry Co Ltd	9,493,079
460,000	Huaku Development Co Ltd	776,213
1,292,000	Inventec Corp	956,807
851,000	KEE TAI Properties Co Ltd	329,687
346,000	King’s Town Bank Co Ltd	293,999
353,000	Kinsus Interconnect Technology Corp	743,069
11,000	Largan Precision Co Ltd	1,230,035

Shares	Description	Value ($)
	Taiwan — continued
2,485,834	Lite-On Technology Corp	3,755,715
196,000	Lotes Co Ltd	503,345
177,000	Lung Yen Life Service Corp	298,330
78,657	Makalot Industrial Co Ltd	370,828
20,596	MediaTek Inc	161,643
1,161,000	Mega Financial Holding Co Ltd	789,436
603,910	Mercuries Life Insurance Co Ltd *	286,995
179,000	Merry Electronics Co Ltd	669,455
175,000	MIN AIK Technology Co Ltd	210,864
38,000	Nien Made Enterprise Co Ltd	431,188
239,995	Novatek Microelectronics Corp	817,583
421,000	Pegatron Corp	1,015,780
54,000	Phison Electronics Corp	389,799
826,000	Pou Chen Corp	1,194,598
76,475	Powertech Technology Inc	199,381
2,050,856	Quanta Computer Inc	3,784,777
980,670	Radiant Opto-Electronics Corp	1,606,292
962,870	Realtek Semiconductor Corp	3,845,785
1,313,036	Ruentex Development Co Ltd *	1,536,176
939,600	Ruentex Industries Ltd	1,456,060
132,000	Sercomm Corp	294,174
2,270,000	Shin Kong Financial Holding Co Ltd *	497,039
139,000	Shin Zu Shing Co Ltd	455,012
516,000	Simplo Technology Co Ltd	1,696,447
1,520,400	SinoPac Financial Holdings Co Ltd	443,904
130,000	Sitronix Technology Corp	433,642
272,000	Soft-World International Corp	570,536
127,000	Sunspring Metal Corp	175,343
159,000	Syncmold Enterprise Corp	267,239
136,500	Synnex Technology International Corp	143,942
968,004	Taishin Financial Holding Co Ltd	365,650
129,550	Taiwan Cement Corp	147,622
616,000	Taiwan Mobile Co Ltd	2,163,197
224,000	Taiwan PCB Techvest Co Ltd	223,858
121,000	Taiwan Semiconductor Manufacturing Co Ltd	671,959
146,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,198,914
753,022	Taiwan Surface Mounting Technology Corp	644,198
522,000	Teco Electric and Machinery Co Ltd	438,294
182,000	Test Research Inc	224,027
230,000	Tong Hsing Electronic Industries Ltd	916,441
147,000	Tong Yang Industry Co Ltd	295,943
789,000	Tripod Technology Corp	1,685,202
147,000	Uni-President Enterprises Corp	277,368
468,000	United Integrated Services Co Ltd	731,399
81,000	Vanguard International Semiconductor Corp	151,698
686,000	Wan Hai Lines Ltd	330,402
1,134,403	Wistron Corp	831,828
99,786	Wistron NeWeb Corp	299,937
86,000	Xxentria Technology Materials Corp	218,775

See accompanying notes to the financial statements.	21

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	Taiwan — continued
1,587,000	Yuanta Financial Holding Co Ltd	561,621
391,152	Yungtay Engineering Co Ltd	571,844

	Total Taiwan	106,485,527

	TOTAL COMMON STOCKS (COST $103,798,336)	106,485,527

	INVESTMENT FUNDS — 4.4%

	Taiwan — 4.4%
330,302	iShares MSCI Taiwan ETF	4,967,742

	TOTAL INVESTMENT FUNDS (COST $5,007,193)	4,967,742

	MUTUAL FUNDS — 1.1%

	United States — 1.1%
	Affiliated Issuers
49,111	GMO U.S. Treasury Fund	1,228,253

	TOTAL MUTUAL FUNDS (COST $1,228,253)	1,228,253

	SHORT-TERM INVESTMENTS — 0.1%

	Time Deposit — 0.1%
158,035	Sumitomo (Tokyo) Time Deposit, 0.15%, due 09/01/16	158,035

	TOTAL SHORT-TERM INVESTMENTS (COST $158,035)	158,035

	TOTAL INVESTMENTS — 99.5% (Cost $110,191,817)	112,839,557
	Other Assets and Liabilities (net) — 0.5%	538,251

	TOTAL NET ASSETS — 100.0%	$113,377,808

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 23.

22	See accompanying notes to the financial statements.

GMO Taiwan Fund

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

BBA - British Bankers Association

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

Counterparty Abbreviations:

BCLY - Barclays Bank plc

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

GBP - British Pound

HKD - Hong Kong Dollar

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	23

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$265,993	$65,598,038	$117,858,202	$1,228,253
Investments in unaffiliated issuers, at value (Note 2)(b)	24,704,677	2,089,856,422	5,062,306,672	111,611,304
Foreign currency, at value (Note 2)(c)	97,875	3,641,712	28,817,906	1,276,568
Receivable for investments sold	71,387	136,510,105	56,358,267	—
Dividends receivable	34,374	2,033,397	12,025,199	422,863
Dividend withholding tax receivable	—	443,643	—	—
Foreign capital gains tax refund receivable	221,895	1,033,832	3,134,991	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	148,648	—	—
Due from broker (Note 2)	—	653,117	—	—
Receivable for open OTC swap contracts	—	—	5,725	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,533	16,350	180,123	—
Miscellaneous receivable	57	6,995	89,497	390

Total assets	25,407,791	2,299,942,259	5,280,776,582	114,539,378

Liabilities:
Due to custodian	47	—	9,730	—
Foreign taxes payable	980	—	126,725	—
Payable for investments purchased	58,193	105,533,879	52,062,038	965,548
Payable for Fund shares repurchased	749	—	28,668,499	—
Accrued foreign capital gains tax payable (Note 2)	5,373	8,888,222	6,068,404	—
Payable to affiliate for (Note 5):
Management fee	14,714	1,473,848	3,548,375	83,240
Shareholder service fee	3,398	271,535	381,212	15,416
Payable for foreign currency purchased	65	62,121	24,632	—
Payable for futures variation margin	—	2,382,010	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	417,915	—	—
Payable for open OTC swap contracts (Note 4)	—	645,978	221,654	—
Miscellaneous payable	—	—	981,036	—
Payable to agents unaffiliated with GMO	—	297	759	—
Payable to Trustees and related expenses	58	840	2,375	93
Accrued expenses	136,005	589,856	1,688,545	97,273

Total liabilities	219,582	120,266,501	93,783,984	1,161,570

Net assets	$25,188,209	$2,179,675,758	$5,186,992,598	$113,377,808

(a) Cost of investments — affiliated issuers:	$265,993	$48,693,041	$93,459,269	$1,228,253
(b) Cost of investments — unaffiliated issuers:	$24,901,216	$1,944,637,360	$4,856,847,712	$108,963,564
(c) Cost of foreign currency:	$97,939	$3,636,656	$28,822,133	$1,277,765

24	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$52,032,329	$2,192,934,813	$7,086,740,321	$122,757,625
Accumulated undistributed net investment income	145,296	9,374,643	45,867,764	2,416,163
Accumulated net realized loss	(26,787,912)	(173,213,608)	(2,169,848,630)	(14,440,719)
Net unrealized appreciation (depreciation)	(201,504)	150,579,910	224,233,143	2,644,739

	$25,188,209	$2,179,675,758	$5,186,992,598	$113,377,808

Net assets attributable to:
Class II	$—	$667,631,746	$520,355,255	$—

Class III	$25,188,209	$162,631,723	$240,350,706	$113,377,808

Class IV	$—	$738,899,544	$258,633,970	$—

Class V	$—	$599,448,187	$412,349,881	$—

Class VI	$—	$11,064,558	$3,755,302,786	$—

Shares outstanding:
Class II	—	28,809,789	18,016,065	—

Class III	985,147	7,016,520	8,300,850	5,732,246

Class IV	—	31,875,029	9,012,408	—

Class V	—	25,873,558	14,404,551	—

Class VI	—	474,880	130,862,686	—

Net asset value per share:
Class II	$—	$23.17	$28.88	$—

Class III	$25.57	$23.18	$28.95	$19.78

Class IV	$—	$23.18	$28.70	$—

Class V	$—	$23.17	$28.63	$—

Class VI	$—	$23.30	$28.70	$—

See accompanying notes to the financial statements.	25

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$521,809	$25,694,152	$122,751,521	$3,410,510
Interest	62	2,308,202	16,156	1,653
Dividends from affiliated issuers (Note 10)	279	811,460	117,772	1,369

Total investment income	522,150	28,813,814	122,885,449	3,413,532

Expenses:
Management fee (Note 5)	77,046	7,822,997	19,460,672	366,669
Shareholder service fee – Class II (Note 5)	—	700,937	558,052	—
Shareholder service fee – Class III (Note 5)	17,780	151,975	166,754	67,902
Shareholder service fee – Class IV (Note 5)	—	467,985	136,957	—
Shareholder service fee – Class V (Note 5)	—	146,406	153,797	—
Shareholder service fee – Class VI (Note 5)	—	2,859	1,055,205	—
Audit and tax fees	34,776	39,468	63,756	33,396
Custodian and fund accounting agent fees	75,208	1,108,696	3,517,016	109,644
Legal fees	5,796	37,720	125,028	4,784
Registration fees	4,416	4,232	22,203	368
Transfer agent fees	12,788	35,420	37,168	12,788
Trustees’ fees and related expenses (Note 5)	221	15,409	38,840	644
Miscellaneous	7,096	11,224	23,001	3,501

Total expenses	235,127	10,545,328	25,358,449	599,696
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(87,820)	(299,635)	(1,004,272)	—

Net expenses	147,307	10,245,693	24,354,177	599,696

Net investment income (loss)	374,843	18,568,121	98,531,272	2,813,836

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(2,239,692)	91,590,481	(449,339,364)	(5,212,390)
Investments in affiliated issuers	193	1,457,283	(1,594)	988
Realized gain distributions from affiliated issuers (Note 10)	16	524	2,720	38
Futures contracts	—	(4,936,801)	—	—
Written options	(415)	220,020	53,298	—
Swap contracts	—	(2,487,402)	(3,709,306)	—
Foreign currency, forward contracts and foreign currency related transactions	6,275	(8,997,107)	1,093,720	(55,348)

Net realized gain (loss)	(2,233,623)	76,846,998	(451,900,526)	(5,266,712)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	7,311,120	280,118,568	1,564,309,006	17,235,138
Investments in affiliated issuers	—	3,657,655	11,182,589	—
Futures contracts	—	(4,387,207)	—	—
Written options	(1,260)	(1,716,561)	(363,121)	—
Swap contracts	—	(779,700)	(381,375)	—
Foreign currency, forward contracts and foreign currency related transactions	5,592	1,735,664	806,246	(3,052)

Net changed in unrealized appreciation (depreciation)	7,315,452	278,628,419	1,575,553,345	17,232,086

Net realized and unrealized gain (loss)	5,081,829	355,475,417	1,123,652,819	11,965,374

Net increase (decrease) in net assets resulting from operations	$5,456,672	$374,043,538	$1,222,184,091	$14,779,210

(a) Withholding tax:	$86,845	$2,783,349	$17,986,567	$820,761
(b) Foreign capital gains tax on net realized gain (loss):	$—	$730,442	$(37,980)	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$8,907,747	$6,068,553	$—

26	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Countries Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$374,843	$669,599	$18,568,121	$37,658,910
Net realized gain (loss)	(2,233,623)	(4,392,663)	76,846,998	(201,193,676)
Change in net unrealized appreciation (depreciation)	7,315,452	(4,195,093)	278,628,419	(284,441,903)

Net increase (decrease) in net assets from operations	5,456,672	(7,918,157)	374,043,538	(447,976,669)

Distributions to shareholders from:
Net investment income
Class II	—	—	(2,918,229)	(10,957,179)
Class III	—	(645,110)	(683,158)	(5,170,992)
Class IV	—	—	(4,879,900)	(10,726,064)
Class V	—	—	(1,591,910)	(5,385,781)
Class VI	—	—	(31,485)	(8,108,215)

Total distributions from net investment income	—	(645,110)	(10,104,682)	(40,348,231)

Net realized gains
Class III	—	(346,793)	—	—

Total distributions from net realized gains	—	(346,793)	—	—

Return of capital
Class III	—	(36,830)	—	—

Total distributions from return of capital	—	(36,830)	—	—

Net share transactions (Note 9):
Class II	—	—	(915,843)	(46,500,485)
Class III	(1,098,419)	(8,725,604)	(118,348,168)	(31,379,384)
Class IV	—	—	(163,136,711)	183,384,511
Class V	—	—	221,037,092	130,232,888
Class VI	—	—	54,773	(496,894,808)

Increase (decrease) in net assets resulting from net share transactions	(1,098,419)	(8,725,604)	(61,308,857)	(261,157,278)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	280,884	1,063,973
Class III	—	—	83,760	475,127
Class IV	—	—	413,499	986,392
Class V	—	—	138,683	472,320
Class VI	—	—	4,594	648,745

Increase in net assets resulting from purchase premiums and redemption fees	—	—	921,420	3,646,557

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,098,419)	—	(60,387,437)	(257,510,721)

Total increase (decrease) in net assets	4,358,253	(17,672,494)	303,551,419	(745,835,621)

Net assets:
Beginning of period	20,829,956	38,502,450	1,876,124,339	2,621,959,960

End of period	$25,188,209	$20,829,956	$2,179,675,758	$1,876,124,339

Accumulated undistributed net investment income	$145,296	$—	$9,374,643	$911,204

Distributions in excess of net investment income	$—	$(229,547)	$—	$—

See accompanying notes to the financial statements.	27

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Taiwan Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$98,531,272	$166,310,707	$2,813,836	$2,939,946
Net realized gain (loss)	(451,900,526)	(855,974,919)	(5,266,712)	(6,384,991)
Change in net unrealized appreciation (depreciation)	1,575,553,345	(882,990,000)	17,232,086	(19,892,086)

Net increase (decrease) in net assets from operations	1,222,184,091	(1,572,654,212)	14,779,210	(23,337,131)

Distributions to shareholders from:
Net investment income
Class II	(486,528)	(14,843,763)	—	—
Class III	(256,846)	(9,750,759)	(386,985)	(2,538,791)
Class IV	(297,309)	(15,521,572)	—	—
Class V	(550,549)	(9,715,352)	—	—
Class VI	(5,437,976)	(139,438,918)	—	—

Total distributions from net investment income	(7,029,208)	(189,270,364)	(386,985)	(2,538,791)

Net realized gains
Class III	—	—	—	(4,888,939)

Total distributions from net realized gains	—	—	—	(4,888,939)

Net share transactions (Note 9):
Class II	(137,493,028)	(305,210,826)	—	—
Class III	(394,058)	(2,035,123)	7,249,683	4,424,325
Class IV	(74,205,587)	(429,527,732)	—	—
Class V	64,107,296	199,756,734	—	—
Class VI	(809,216,618)	(289,122,093)	—	—

Increase (decrease) in net assets resulting from net share transactions	(957,201,995)	(826,139,040)	7,249,683	4,424,325

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	778,575	2,353,882	—	—
Class III	333,262	1,067,882	187,799	143,473
Class IV	403,727	2,040,543	—	—
Class V	531,516	1,030,442	—	—
Class VI	5,794,231	16,113,225	—	—

Increase in net assets resulting from purchase premiums and redemption fees	7,841,311	22,605,974	187,799	143,473

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(949,360,684)	(803,533,066)	7,437,482	4,567,798

Total increase (decrease) in net assets	265,794,199	(2,565,457,642)	21,829,707	(26,197,063)

Net assets:
Beginning of period	4,921,198,399	7,486,656,041	91,548,101	117,745,164

End of period	$5,186,992,598	$4,921,198,399	$113,377,808	$91,548,101

Accumulated undistributed net investment income	$45,867,764	$—	$2,416,163	$—

Distributions in excess of net investment income	$—	$(45,634,300)	$—	$(10,688)

28	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRIES FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)	2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$20.16		$27.39		$27.63	$31.83		$33.09		$34.50

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.37		0.57		0.66	0.78		0.60		0.72
Net realized and unrealized gain (loss)	5.04		(6.84)		0.15	(4.14)		(1.29)		(1.50	)(c)

Total from investment operations	5.41		(6.27)		0.81	(3.36)		(0.69)		(0.78)

Less distributions to shareholders:
From net investment income	—		(0.60)		(1.05)	(0.84)		(0.57)		(0.63)
From net realized gains	—		(0.33)		—	—		—		—
Return of capital	—		(0.03)		—	—		—		—

Total distributions	—		(0.96)		(1.05)	(0.84)		(0.57)		(0.63)

Net asset value, end of period	$25.57		$20.16		$27.39	$27.63		$31.83		$33.09

Total Return(d)	26.84%		(23.10)%		3.02%	(10.61)%		(2.05)%		(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,188		$20,830		$38,502	$46,055		$134,535		$157,638
Net expenses to average daily net assets(e)	1.24	%*	1.31%		1.23%	1.24	%(f)	1.18	%(f)	1.17	%(f)
Net investment income (loss) to average daily net assets(b)	3.16	%*	2.27%		2.27%	2.66%		1.94%		2.14%
Portfolio turnover rate	39	%(g)**	59	%(h)	74%	122%		108%		113%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.74	%*	0.77%		0.28%	0.43%		0.21%		0.14%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 44% of the average value of its portfolio.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 57% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,							Period from March 24, 2011 (commencement of operations) through February 29, 2012		Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,					Period from June 29, 2012 (commencement of operations) through February 28, 2013
			2016		2015	2014		2013						2016		2015	2014
Net asset value, beginning of period	$19.36		$23.99		$22.55	$24.60		$21.39		$20.89		$19.35		$23.98		$22.54	$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18	^	0.34		0.28	0.26		0.24		0.20		0.19	^	0.36		0.29	0.30		0.05
Net realized and unrealized gain (loss)	3.73		(4.60)		1.55	(1.22)		3.27		0.39	(b)	3.74		(4.60)		1.55	(1.24)		3.84

Total from investment operations	3.91		(4.26)		1.83	(0.96)		3.51		0.59		3.93		(4.24)		1.84	(0.94)		3.89

Less distributions to shareholders:
From net investment income	(0.10)		(0.37)		(0.23)	(0.30)		(0.15)		(0.09	)*	(0.10)		(0.39)		(0.24)	(0.32)		(0.17)
From net realized gains	—		—		(0.16)	(0.79)		(0.15)		—		—		—		(0.16)	(0.79)		(0.15)

Total distributions	(0.10)		(0.37)		(0.39)	(1.09)		(0.30)		(0.09	)*	(0.10)		(0.39)		(0.40)	(1.11)		(0.32)

Net asset value, end of period	$23.17		$19.36		$23.99	$22.55		$24.60		$21.39		$23.18		$19.35		$23.98	$22.54		$24.59

Total Return(c)	20.24	%**	(17.91)%		8.18%	(4.01)%		16.47%		2.86	%**	20.33	%**	(17.86)%		8.23%	(3.95)%		18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$667,632		$556,539		$738,035	$621,278		$352,479		$112,056		$162,632		$242,740		$336,488	$384,757		$104,740
Net expenses to average daily net assets(d)	1.06	%*	1.07%		1.07%	1.07	%(e)	1.07	%(e)	1.02	%*	0.99	%*	1.00%		1.00%	1.00	%(e)	1.00	%*(e)
Net investment income (loss) to average daily net assets(a)	1.69	%*^	1.51%		1.21%	1.09%		1.05%		1.05	%*	1.79	%*^	1.61%		1.26%	1.23%		0.31	%*
Portfolio turnover rate	145	%(f)**	250	%(g)	204%	274%		247%		459	%**††	145	%(f)**	250	%(g)	204%	274%		247	%**†††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.03%	0.03%		0.03%		0.42	%*	0.03	%*	0.04%		0.03%	0.03%		0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.04		$0.03	$0.10		$0.24		$0.45		$0.01		$0.03		$0.03	$0.09		$0.31

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 165% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 189% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
*	Annualized.
**	Not annualized.
^	Net investment income per share class may appear skewed due to timing of purchases and redemptions of Fund shares and their impact on class allocations.

30	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class IV Shares									Class V Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,					Period from May 2, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,			Period from November 29, 2013 (commencement of operations) through February 28, 2014
			2016		2015	2014						2016		2015
Net asset value, beginning of period	$19.36		$24.00		$22.56	$24.60		$22.00		$19.35		$23.98		$22.54	$24.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20	^	0.36		0.30	0.31		0.14		0.20	^	0.37		0.31	0.01
Net realized and unrealized gain (loss)	3.73		(4.60)		1.56	(1.23)		2.78		3.73		(4.59)		1.55	(1.20)

Total from investment operations	3.93		(4.24)		1.86	(0.92)		2.92		3.93		(4.22)		1.86	(1.19)

Less distributions to shareholders:
From net investment income	(0.11)		(0.40)		(0.26)	(0.33)		(0.17)		(0.11)		(0.41)		(0.26)	(0.34)
From net realized gains	—		—		(0.16)	(0.79)		(0.15)		—		—		(0.16)	(0.45)

Total distributions	(0.11)		(0.40)		(0.42)	(1.12)		(0.32)		(0.11)		(0.41)		(0.42)	(0.79)

Net asset value, end of period	$23.18		$19.36		$24.00	$22.56		$24.60		$23.17		$19.35		$23.98	$22.54

Total Return(b)	20.35	%**	(17.84)%		8.29%	(3.88)%		13.34	%**	20.36	%**	(17.79)%		8.32%	(4.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$738,900		$745,300		$686,589	$659,592		$518,430		$599,448		$322,379		$255,379	$235,753
Net expenses to average daily net assets(c)	0.95	%*	0.96%		0.95%	0.95	%(d)	0.95	%*(d)	0.93	%*	0.94%		0.93%	0.94	%*(d)
Net investment income (loss) to average daily net assets(a)	1.83	%*^	1.61%		1.29%	1.29%		0.71	%*	1.83	%*^	1.65%		1.32%	0.09	%*
Portfolio turnover rate	145	%(e)**	250	%(f)	204%	274%		247	%**†††	145	%(e)**	250	%(f)	204%	274	%**††††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.03%	0.03%		0.04	%*	0.03	%*	0.04%		0.03%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.03	$0.10		$0.28		$0.01		$0.04		$0.03	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 165% of the average value of its portfolio.
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 189% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.
^	Net investment income per share class may appear skewed due to timing of purchases and redemptions of Fund shares and their impact on class allocations.

See accompanying notes to the financial statements.	31

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,							Period from September 19, 2011 (commencement of operations) through February 29, 2012
			2016		2015	2014		2013
Net asset value, beginning of period	$19.41		$24.06		$22.61	$24.65		$21.41		$20.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09	^	0.40		0.31	0.36		0.34		0.10
Net realized and unrealized gain (loss)	3.87		(4.64)		1.57	(1.28)		3.22		1.06	(b)

Total from investment operations	3.96		(4.24)		1.88	(0.92)		3.56		1.16

Less distributions to shareholders:
From net investment income	(0.07)		(0.41)		(0.27)	(0.33)		(0.17)		(0.09)
From net realized gains	—		—		(0.16)	(0.79)		(0.15)		—

Total distributions	(0.07)		(0.41)		(0.43)	(1.12)		(0.32)		(0.09)

Net asset value, end of period	$23.30		$19.41		$24.06	$22.61		$24.65		$21.41

Total Return(c)	20.40	%**	(17.81)%		8.37%	(3.84)%		16.69%		5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,065		$9,167		$605,469	$546,120		$654,063		$418,017
Net expenses to average daily net assets(d)	0.90	%*	0.91%		0.90%	0.90	%(e)	0.90	%(e)	0.87	%*(e)
Net investment income (loss) to average daily net assets(a)	0.87	%*	1.79%		1.34%	1.47%		1.50%		1.10	%*
Portfolio turnover rate	145	%(f)**^	250	%(g)	204%	274%		247%		459	%**††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.04%		0.03%	0.03%		0.03%		0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.03	$0.11		$0.07		$0.18

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 165% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 189% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.
^	Net investment income per share class may appear skewed due to the timing of purchases and redemptions of Fund shares and their impact on class allocations.

32	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,					Period from August 12, 2009 through February 28, 2013(a)		Year Ended February 29, 2012(a)		Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)	2014(a)								2016(a)		2015(a)	2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$22.80		$30.48		$30.60	$35.22		$36.30		$43.38		$22.83		$30.57		$30.69	$35.31		$36.39		$43.47

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.48		0.72		0.84	0.75		0.66		0.72		0.50		0.66		0.81	0.81		0.72		0.78
Net realized and unrealized gain (loss)	5.63		(7.59)		0.00 (c)	(4.56)		(1.05)		(1.95)		5.65		(7.56)		0.06	(4.62)		(1.08)		(1.98)

Total from investment operations	6.11		(6.87)		0.84	(3.81)		(0.39)		(1.23)		6.15		(6.90)		0.87	(3.81)		(0.36)		(1.20)

Less distributions to shareholders:
From net investment income	(0.03)		(0.81)		(0.96)	(0.81)		(0.69)		(0.63)		(0.03)		(0.84)		(0.99)	(0.81)		(0.72)		(0.66)
From net realized gains	—		—		—	—		—		(5.22)		—		—		—	—		—		(5.22)

Total distributions	(0.03)		(0.81)		(0.96)	(0.81)		(0.69)		(5.85)		(0.03)		(0.84)		(0.99)	(0.81)		(0.72)		(5.88)

Net asset value, end of period	$28.88		$22.80		$30.48	$30.60		$35.22		$36.30		$28.95		$22.83		$30.57	$30.69		$35.31		$36.39

Total Return(d)	26.79	%**	(22.76)%		2.84%	(10.92)%		(1.00)%		(1.94)%		26.95	%**	(22.80)%		2.91%	(10.87)%		(0.96)%		(1.89)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$520,355		$532,366		$1,000,299	$1,308,100		$2,004,694		$2,100,382		$240,351		$189,907		$283,712	$447,963		$970,102		$1,334,720
Net expenses to average daily net assets(f)	1.09	%*	1.09%		1.07%	1.06	%(e)	1.06	%(e)	1.05	%(e)	1.04	%*	1.04%		1.02%	1.01	%(e)	1.01	%(e)	1.00	%(e)
Net investment income (loss) to average daily net assets(b)	3.62	%*	2.57%		2.66%	2.33%		1.97%		1.88%		3.77	%*	2.45%		2.55%	2.45%		2.12%		2.00%
Portfolio turnover rate	32	%(g)**	104	%(h)	94%	98%		119%		108%		32	%(g)**	104	%(h)	94%	98%		119%		108%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.03%	0.03%		0.03%		0.03%		0.01	%*	0.01%		0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04	(a)	$0.10	(a)	$0.11 (a)	$0.10	(a)	$0.07	(a)	$0.06	(a)	$0.04	(a)	$0.10	(a)	$0.11 (a)	$0.09	(a)	$0.03	(a)	$0.04	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 42% of the average value of its portfolio.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 76% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	33

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class IV Shares											Class V Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,							Period from February 11, 2005 (commencement of operations) through February 29, 2012(a)
			2016(a)		2015(a)	2014(a)		2013(a)		2012(a)				2016(a)		2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$22.65		$30.30		$30.45	$35.04		$36.09		$43.20		$22.59		$30.24		$30.39	$34.98		$36.03		$43.17

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.47		0.69		0.84	0.84		0.66		0.78		0.54		0.72		0.87	0.78		0.75		0.78
Net realized and unrealized gain (loss)	5.61		(7.50)		0.00 (c)	(4.59)		(0.96)		(2.01)		5.54		(7.50)		0.00 (c)	(4.50)		(1.05)		(2.01)

Total from investment operations	6.08		(6.81)		0.84	(3.75)		(0.30)		(1.23)		6.08		(6.78)		0.87	(3.72)		(0.30)		(1.23)

Less distributions to shareholders:
From net investment income	(0.03)		(0.84)		(0.99)	(0.84)		(0.75)		(0.66)		(0.04)		(0.87)		(1.02)	(0.87)		(0.75)		(0.69)
From net realized gains	—		—		—	—		—		(5.22)		—		—		—	—		—		(5.22)

Total distributions	(0.03)		(0.84)		(0.99)	(0.84)		(0.75)		(5.88)		(0.04)		(0.87)		(1.02)	(0.87)		(0.75)		(5.91)

Net asset value, end of period	$28.70		$22.65		$30.30	$30.45		$35.04		$36.09		$28.63		$22.59		$30.24	$30.39		$34.98		$36.03

Total Return(d)	26.87	%**	(22.69)%		2.88%	(10.81)%		(0.81)%		(1.90)%		26.92	%**	(22.67)%		2.93%	(10.74)%		(0.78)%		(1.92)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,634		$268,085		$837,963	$748,429		$1,481,411		$1,816,285		$412,350		$269,570		$170,125	$406,384		$677,796		$662,263
Net expenses to average daily net assets(f)	0.99	%*	0.99%		0.97%	0.96	%(e)	0.96	%(e)	0.95	%(e)	0.94	%*	0.94%		0.92%	0.91	%(e)	0.91	%(e)	0.90	%(e)
Net investment income (loss) to average daily net assets(b)	3.58	%*	2.55%		2.64%	2.57%		1.99%		2.00%		4.06	%*	2.69%		2.77%	2.39%		2.25%		2.03%
Portfolio turnover rate	32	%(g)**	104	%(h)	94%	98%		119%		108%		32	%(g)**	104	%(h)	94%	98%		119%		108%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%		0.01%		0.01%		0.04	%*	0.04%		0.04%	0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04	(a)	$0.10	(a)	$0.11 (a)	$0.10	(a)	$0.07	(a)	$0.05	(a)	$0.04	(a)	$0.10	(a)	$0.10 (a)	$0.10	(a)	$0.01	(a)	$0.01	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 42% of the average value of its portfolio.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 76% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

34	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)		2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$22.62		$30.30		$30.45		$35.04		$36.12		$43.23

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.50		0.69		0.90		0.78		0.72		0.81
Net realized and unrealized gain (loss)	5.62		(7.50)		(0.03	)(c)	(4.47)		(1.02)		(2.01)

Total from investment operations	6.12		(6.81)		0.87		(3.69)		(0.30)		(1.20)

Less distributions to shareholders:
From net investment income	(0.04)		(0.87)		(1.02)		(0.90)		(0.78)		(0.69)
From net realized gains	—		—		—		—		—		(5.22)

Total distributions	(0.04)		(0.87)		(1.02)		(0.90)		(0.78)		(5.91)

Net asset value, end of period	$28.70		$22.62		$30.30		$30.45		$35.04		$36.12

Total Return(d)	27.07	%**	(22.71)%		2.96%		(10.69)%		(0.82)%		(1.81)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,755,303		$3,661,271		$5,194,557		$5,220,293		$5,673,002		$5,082,437
Net expenses to average daily net assets(f)	0.91	%*	0.91%		0.89%		0.88	%(e)	0.88	%(e)	0.87	%(e)
Net investment income (loss) to average daily net assets(b)	3.81	%*	2.61%		2.79%		2.43%		2.12%		2.11%
Portfolio turnover rate	32	%(g)**	104	%(h)	94%		98%		119%		108%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%		0.04%		0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04	(a)	$0.09	(a)	$0.11	(a)	$0.10	(a)	$0.07	(a)	$0.07	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, (Note 5).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 42% of the average value of its portfolio.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 76% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	35

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAIWAN FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012
Net asset value, beginning of period	$16.97		$22.52		$21.30	$20.43		$21.60		$23.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.58		0.56		0.46	0.17		0.34		0.73
Net realized and unrealized gain (loss)	2.31		(4.70)		1.38	0.90		(0.87	)(b)	(1.04)

Total from investment operations	2.89		(4.14)		1.84	1.07		(0.53)		(0.31)

Less distributions to shareholders:
From net investment income	(0.08)		(0.48)		(0.51)	(0.20)		(0.23)		(1.09)
From net realized gains	—		(0.93)		(0.11)	—		(0.41)		(0.85)

Total distributions	(0.08)		(1.41)		(0.62)	(0.20)		(0.64)		(1.94)

Net asset value, end of period	$19.78		$16.97		$22.52	$21.30		$20.43		$21.60

Total Return(c)	17.09	%**	(19.02)%		8.75%	5.26%		(2.25)%		0.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,378		$91,548		$117,745	$151,393		$56,283		$74,971
Net expenses to average daily net assets(d)	1.32	%*	1.33%		1.27%	1.35	%(e)	1.38	%(e)	1.36%
Net investment income (loss) to average daily net assets(a)	6.22	%*	2.88%		2.01%	0.82%		1.71%		3.16%
Portfolio turnover rate	55	%(f)**	90	%(g)	134%	201%		156%		105%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—		—	—		0.00	%(h)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.03		$0.06	$0.03		$0.04		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total return would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 61% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 77% of the average value of its portfolio.
(h)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

36	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2016 (Unaudited)

1.	Organization

Each of Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Emerging Countries Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Taiwan Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2016. These securities listed on foreign exchanges (including the

37

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Countries Fund	<1%	81%
Emerging Domestic Opportunities Fund	—	80%
Emerging Markets Fund	<1%	90%
Taiwan Fund	<1%	90%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2016, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

38

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2016:

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Brazil	$114,810	$226,089	$—		$340,899
Chile	35,651	2,947	—		38,598
China	830,645	4,024,345	—		4,854,990
Czech Republic	—	169,282	—		169,282
Egypt	—	46,439	—		46,439
Greece	—	179,744	—		179,744
India	45,981	3,040,160	—		3,086,141
Indonesia	—	179,822	—		179,822
Malaysia	—	65,485	—		65,485
Mexico	352,333	—	—		352,333
Philippines	—	118,068	—		118,068
Poland	—	7,157	—		7,157
Qatar	—	28,975	—		28,975
Russia	564,481	1,678,318	—		2,242,799
South Africa	—	169,072	11		169,083
South Korea	—	3,527,218	—		3,527,218
Switzerland	20,524	—	—		20,524
Taiwan	404,820	4,726,750	0	§	5,131,570
Thailand	—	296,814	—		296,814
Turkey	19,090	503,953	—		523,043
United Kingdom	—	38,932	—		38,932

TOTAL COMMON STOCKS	2,388,335	19,029,570	11		21,417,916

Preferred Stocks
Brazil	97,547	368,662	—		466,209
Russia	—	428,188	—		428,188
South Korea	—	598,547	—		598,547

TOTAL PREFERRED STOCKS	97,547	1,395,397	—		1,492,944

Investment Funds
Thailand	—	161,678	—		161,678
United States	1,602,352	—	—		1,602,352

TOTAL INVESTMENT FUNDS	1,602,352	161,678	—		1,764,030

Rights/Warrants
Thailand	406	—	—		406

TOTAL RIGHTS/WARRANTS	406	—	—		406

39

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Countries Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$265,993	$—	$—	$265,993

TOTAL MUTUAL FUNDS	265,993	—	—	265,993

Short-Term Investments	29,381	—	—	29,381

Total Investments	4,384,014	20,586,645	11	24,970,670

Total	$4,384,014	$20,586,645	$11	$24,970,670

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$59,613,617	$—	$59,613,617
Chile	6,700,624	—	—	6,700,624
China	71,581,545	300,051,931	—	371,633,476
India	—	574,394,694	—	574,394,694
Indonesia	—	90,525,085	—	90,525,085
Malaysia	—	19,038,505	—	19,038,505
Mexico	68,681,488	—	—	68,681,488
Philippines	—	138,106,918	—	138,106,918
Qatar	—	25,868,859	—	25,868,859
Russia	—	56,862,683	—	56,862,683
South Africa	—	3,089,046	—	3,089,046
Taiwan	—	67,919,559	—	67,919,559
Thailand	—	151,366,722	—	151,366,722
Turkey	—	15,006,516	—	15,006,516
United Kingdom	—	54,100,256	—	54,100,256
Vietnam	—	49,906,312	—	49,906,312

TOTAL COMMON STOCKS	146,963,657	1,605,850,703	—	1,752,814,360

Preferred Stocks
Brazil	—	34,016,699	—	34,016,699

TOTAL PREFERRED STOCKS	—	34,016,699	—	34,016,699

Investment Funds
Brazil	34,230,624	—	—	34,230,624
China	82,980,885	16,369,718	—	99,350,603
Mexico	20,839,063	—	—	20,839,063
Thailand	—	82,087,062	—	82,087,062
United States	36,873,821	—	—	36,873,821

TOTAL INVESTMENT FUNDS	174,924,393	98,456,780	—	273,381,173

Rights/Warrants
China	—	8,082,250	—	8,082,250

TOTAL RIGHTS/WARRANTS	—	8,082,250	—	8,082,250

Mutual Funds
United States	22,058,883	—	—	22,058,883

TOTAL MUTUAL FUNDS	22,058,883	—	—	22,058,883

Fully Funded Total Return Swaps	—	36,263,474	—	36,263,474
Short-Term Investments	28,837,621	—	—	28,837,621

Total Investments	372,784,554	1,782,669,906	—	2,155,454,460

40

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$148,648	$—	$148,648
Futures Contracts
Equity Risk	—	412,522	—	412,522

Total	$372,784,554	$1,783,231,076	$—	$2,156,015,630

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(417,915)	$—	$(417,915)
Futures Contracts
Equity Risk	—	(2,025,439)	—	(2,025,439)
Swap Contracts
Equity Risk	—	(645,978)	—	(645,978)

Total	$—	$(3,089,332)	$—	$(3,089,332)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$212,742,073	$—	$212,742,073
Chile	10,485,132	3,847,719	—	14,332,851
China	119,514,778	879,322,489	—	998,837,267
Czech Republic	—	4,918,488	—	4,918,488
Egypt	—	13,355,602	—	13,355,602
Greece	396,682	40,380,584	—	40,777,266
India	—	663,353,025	34,257,554	697,610,579
Indonesia	—	27,943,616	39,683	27,983,299
Malaysia	—	5,903,627	—	5,903,627
Mexico	82,842,267	—	—	82,842,267
Philippines	—	36,625,641	—	36,625,641
Poland	—	15,343,551	—	15,343,551
Qatar	—	9,223,353	—	9,223,353
Russia	129,440,835	306,942,857	—	436,383,692
South Africa	—	78,409,897	637	78,410,534
South Korea	—	759,444,174	—	759,444,174
Sri Lanka	—	1,501,033	—	1,501,033
Taiwan	29,276,010	1,099,083,714	—	1,128,359,724
Thailand	—	68,303,376	—	68,303,376
Turkey	1,769,560	115,571,918	—	117,341,478
United Arab Emirates	—	16,217,800	—	16,217,800
United Kingdom	1,276,300	8,186,862	—	9,463,162
Vietnam	—	10,476,545	—	10,476,545

TOTAL COMMON STOCKS	375,001,564	4,377,097,944	34,297,874	4,786,397,382

41

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$15,391,527	$46,077,094	$—	$61,468,621
Russia	61,105	110,767,788	—	110,828,893
South Korea	—	107,966,860	—	107,966,860

TOTAL PREFERRED STOCKS	15,452,632	264,811,742	—	280,264,374

Investment Funds
India	—	—	5,900,069	5,900,069
Poland	—	—	141,979	141,979
Russia	—	—	2,332,002	2,332,002
Thailand	—	17,416,454	—	17,416,454
United States	3,019,241	—	—	3,019,241

TOTAL INVESTMENT FUNDS	3,019,241	17,416,454	8,374,050	28,809,745

Rights/Warrants
Brazil	149,347	—	—	149,347
Thailand	221,330	—	—	221,330

TOTAL RIGHTS/WARRANTS	370,677	—	—	370,677

Mutual Funds
United States	74,603,230	—	—	74,603,230

TOTAL MUTUAL FUNDS	74,603,230	—	—	74,603,230

Short-Term Investments	9,719,466	—	—	9,719,466

Total Investments	478,166,810	4,659,326,140	42,671,924	5,180,164,874

Derivatives^
Swap Contracts
Equity Risk	—	5,725	—	5,725

Total	$478,166,810	$4,659,331,865	$42,671,924	$5,180,170,599

Liability Valuation Inputs
Derivatives^
Swap Contracts
Equity Risk	$—	$(221,654)	$—	$(221,654)

Total	$—	$(221,654)	$—	$(221,654)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$4,259,859	$102,225,668	$—	$106,485,527

TOTAL COMMON STOCKS	4,259,859	102,225,668	—	106,485,527

Investment Funds
Taiwan	4,967,742	—	—	4,967,742

TOTAL INVESTMENT FUNDS	4,967,742	—	—	4,967,742

Mutual Funds
United States	1,228,253	—	—	1,228,253

TOTAL MUTUAL FUNDS	1,228,253	—	—	1,228,253

Short-Term Investments	158,035	—	—	158,035

Total Investments	10,613,889	102,225,668	—	112,839,557

Total	$10,613,889	$102,225,668	$—	$112,839,557

42

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased and options fully funded total return swaps, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2016	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†	Transfer out of Level 3†	Balances as of August 31, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2016
Emerging Countries Fund
Common Stocks
South Africa	$10	$—	$—	$—	$—	$1	$—	$—	$11	$1

Total	$10	$—	$—	$—	$—	$1	$—	$—	$11	$1

Emerging Markets Fund
Common Stocks
India	$27,968,473	$—	$—	$—	$—	$6,289,081	$—	$—	$34,257,554	$6,289,081
Indonesia	39,366	—	—	—	—	317	—	—	39,683	317
South Africa	590	—	—	—	—	47	—	—	637	47

Total Common Stocks	$28,008,429	$—	$—	$—	$—	$6,289,445	$—	$—	$34,297,874	$6,289,445

Investment Funds
China	$369,539	$—	$(381,966)	$—	$(37,678)	$50,105	$—	$—	$—	$—
India	7,348,647	—	—	—	—	(1,448,578)	—	—	5,900,069	(1,448,578)
Poland	185,987	—	—	—	—	(44,008)	—	—	141,979	(44,008)
Russia	3,053,171	—	—	—	—	(721,169)	—	—	2,332,002	(721,169)

Total Investment Funds	$10,957,344	$—	$(381,966)	$—	$(37,678)	$(2,163,650)	$—	$—	$8,374,050	$(2,213,755)

Total	$38,965,773	$—	$(381,966)	$—	$(37,678)	$4,125,795	$—	$—	$42,671,924	$4,075,690

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

43

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Countries Fund	<1%
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	<1%
Taiwan Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by member states of the European Union. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

44

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, certain Funds elected to defer to March 1, 2016 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Emerging Countries Fund	(75,441)	(1,855,182)
Emerging Domestic Opportunities Fund	—	(143,689,864)
Emerging Markets Fund	(20,216,128)	(457,668,763)
Taiwan Fund	(60,118)	(4,835,338)

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)	Long-Term ($)

Fund Name	No Expiration Date	No Expiration Date
Emerging Countries Fund	(6,037,575)	(15,509,912)
Emerging Domestic Opportunities Fund	(68,958,572)	—
Emerging Markets Fund	(301,002,474)	(847,847,943)
Taiwan Fund	(1,362,771)	—

As of August 31, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	25,813,589	2,762,320	(3,605,239)	(842,919)
Emerging Domestic Opportunities Fund	2,006,453,697	218,146,916	(69,146,153)	149,000,763
Emerging Markets Fund	5,032,073,316	558,215,905	(410,124,347)	148,091,558
Taiwan Fund	115,173,096	4,354,822	(6,688,361)	(2,333,539)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such

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positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

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Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	—	0.80%	0.80%	0.15%
Redemption Fee	—	0.80%	0.80%	0.45%

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.08% of the Fund’s total net assets as of August 31, 2016. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Counterparty Risk	X	X	X	X
Credit Risk		X
Currency Risk	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Illiquidity Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Market Risk – Equities	X	X	X	X
Market Risk – Fixed Income Investments		X
Non-Diversified Funds	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Small Company Risk	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to

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any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or the downgrade of the credit rating of the investment. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A

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governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the currency in which the Fund is denominated. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

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The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment. In addition, the Securities and Exchange Commission recently proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can

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participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. GMO expects that the Funds’ transactions will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, which will take effect when rules imposing mandatory minimum margin requirements on bilateral swaps, as described above, become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration;

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changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates. See the Funds’ Prospectus and Statement of Additional Information for more information.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because a Fund bears the fees and expenses of an Underlying Fund in which it invests, absent reimbursement, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

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In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when a Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

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• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g. inaccuracies, staleness) that could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets or reduce the value of investments traded in them, including investments of the Funds. Instances of fraud and other deceptive practices committed by senior management of certain companies in which a Fund invests may undermine GMO’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact a Fund’s investment program. Financial fraud also may impact the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings,

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inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk”.

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In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds are not diversified investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund may be unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Fund determines there is a high likelihood the refund will be received. For information on possible special Singapore tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information for more information.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see

“Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a

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market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a smaller group of key employees as compared to larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X
Options (Written)
Substitute for direct equity investment	X	X	X
Income enhancement on securities held in the portfolio		X
Swap contracts
Substitute for direct equity investment		X	X
Achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the

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currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the period ended August 31, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Emerging Countries Fund
Outstanding, beginning of period	—	—	$—	—	8	$3,828
Options written	—	—	—	—	22	17,772
Options bought back	—	—	—	—	(30)	(21,600)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Emerging Domestic Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	9,647	$4,967,831
Options written	—	—	—	—	16,582	12,785,715
Options bought back	—	—	—	—	(26,229)	(17,753,546)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Emerging Markets Fund
Outstanding, beginning of period	—	—	$—	—	1,732	$989,969
Options written	—	—	—	—	5,695	4,257,657
Options bought back	—	—	—	—	(7,427)	(5,247,626)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

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August 31, 2016 (Unaudited)

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

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The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2016 and the Statements of Operations for the period ended August 31, 2016^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$406	$—	$—	$—	$406

Total	$—	$406	$—	$—	$—	$406

Derivatives not subject to Master Agreements	$—	$406	$—	$—	$—	$406

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on
Written Options	$—	$(415)	$—	$—	$—	$(415)

Total	$—	$(415)	$—	$—	$—	$(415)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$854	$—	$—	$—	$854
Written Options	—	(1,260)	—	—	—	(1,260)

Total	$—	$(406)	$—	$—	$—	$(406)

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August 31, 2016 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Investments, at value (rights and/or warrants, fully funded total return swaps)	$—	$44,345,724	$—	$—	$—	$44,345,724
Unrealized Appreciation on Forward Currency Contracts	—	—	148,648	—	—	148,648
Unrealized Appreciation on Futures Contracts¤	—	412,522	—	—	—	412,522

Total	$—	$44,758,246	$148,648	$—	$—	$44,906,894

Derivatives not subject to Master Agreements	$—	$8,082,250	$—	$—	$—	$8,082,250

Total subject to Master Agreements	$—	$36,675,996	$148,648	$—	$—	$36,824,644

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(417,915)	$—	$—	$(417,915)
Unrealized Depreciation on Futures Contracts¤	—	(2,025,439)	—	—	—	(2,025,439)
Unrealized Depreciation on Swap Contracts¤	—	(645,978)	—	—	—	(645,978)

Total	$—	$(2,671,417)	$(417,915)	$—	$—	$(3,089,332)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(2,671,417)	$(417,915)	$—	$—	$(3,089,332)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(7,467,329)	$—	$—	$(7,467,329)
Futures Contracts	—	(4,936,801)	—	—	—	(4,936,801)
Written Options	—	220,020	—	—	—	220,020
Swap Contracts	—	(2,487,402)	—	—	—	(2,487,402)

Total	$—	$(7,204,183)	$(7,467,329)	$—	$—	$(14,671,512)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants, fully funded total return swaps)	$—	$1,193,817	$—	$—	$—	$1,193,817
Forward Currency Contracts	—	—	1,762,081	—	—	1,762,081
Futures Contracts	—	(4,387,207)	—	—	—	(4,387,207)
Written Options	—	(1,716,561)	—	—	—	(1,716,561)
Swap Contracts	—	(779,700)	—	—	—	(779,700)

Total	$—	$(5,689,651)	$1,762,081	$—	$—	$(3,927,570)

Emerging Markets Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$370,677	$—	$—	$—	$370,677
Unrealized Appreciation on Swap Contracts¤	—	5,725	—	—	—	5,725

Total	$—	$376,402	$—	$—	$—	$376,402

Derivatives not subject to Master Agreements	$—	$370,677	$—	$—	$—	$370,677

Total subject to Master Agreements	$—	$5,725	$—	$—	$—	$5,725

Liability Derivatives
Unrealized Depreciation on Swap Contracts¤	$—	$(221,654)	$—	$—	$—	$(221,654)

Total	$—	$(221,654)	$—	$—	$—	$(221,654)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(221,654)	$—	$—	$—	$(221,654)

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August 31, 2016 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund (continued)
Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$29,339	$—	$—	$—	$29,339
Written Options	—	53,298	—	—	—	53,298
Swap Contracts	—	(3,709,306)	—	—	—	(3,709,306)

Total	$—	$(3,626,669)	$—	$—	$—	$(3,626,669)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$125,003	$—	$—	$—	$125,003
Written Options	—	(363,121)	—	—	—	(363,121)
Swap Contracts	—	(381,375)	—	—	—	(381,375)

Total	$—	$(619,493)	$—	$—	$—	$(619,493)

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
¤	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because the Funds do not presently have a legally enforceable right of set-off, these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2016, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2016:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$148,648	$—	$148,648	$—
Goldman Sachs International	36,263,474	(35,617,496)	(645,978)	—	*

Total	$36,412,122	$(35,617,496)	$(497,330)	$—

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Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$417,915	$(269,267)	$(148,648)	$—	*
Goldman Sachs International	645,978	—	645,978	—

Total	$1,063,893	$(269,267)	$497,330	$—

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$5,725	$—	$5,725	$—

Total	$5,725	$—	$5,725	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$221,654	$—	$(5,725)	$215,929	*

Total	$221,654	$—	$(5,725)	$215,929

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2016:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)		Options (Contracts)	Rights and/or Warrants ($)
Emerging Countries Fund	—	—	—		2	350
Emerging Domestic Opportunities Fund	1,074,043,147	150,864,463	24,857,341	*	3,138	5,435,773
Emerging Markets Fund	—	—	27,509,231		705	248,778

*	Includes fully funded total return swap average derivative activity for the period ended August 31, 2016.

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.65%	0.75%	0.75%	0.81%

In addition, each class of shares of the Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholderservice fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Emerging Countries Fund		0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Taiwan Fund		0.15%

For each Fund, other than Emerging Countries Fund and Taiwan Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Emerging Countries Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

66

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2017 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2016 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Emerging Countries Fund	221	2
Emerging Domestic Opportunities Fund	15,409	1,564
Emerging Markets Fund	38,840	4,140
Taiwan Fund	644	5

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Emerging Countries Fund	<0.001%	0.000%	<0.001%
Emerging Domestic Opportunities Fund	<0.001%	0.000%	<0.001%
Emerging Markets Fund	<0.001%	0.000%	<0.001%
Taiwan Fund	<0.001%	0.000%	<0.001%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to insure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2016, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, for the period ended August 31, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Countries Fund	$ —	$10,096,499	$ —	$10,461,443
Emerging Domestic Opportunities Fund	—	3,326,027,901	—	3,388,178,831
Emerging Markets Fund	—	2,138,567,162	—	2,973,123,579
Taiwan Fund	—	64,861,839	—	55,029,089

67

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2016

Fund Name*	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Emerging Countries Fund	4	†	90.62%	0.36%	42.46%
Emerging Domestic Opportunities Fund	3		34.68%	0.30%	—
Emerging Markets Fund	1	‡	12.13%	0.76%	69.61%
Taiwan Fund	1		100.00%	—	100.00%

*	With the exception of Taiwan Fund, each Fund’s outstanding shares were owned by more than 10 shareholders as of August 31, 2016.
†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
Emerging Countries Fund
Class III:#
Shares sold	5,684	$132,380	60,670	$1,588,367
Shares issued to shareholders in reinvestment of distributions	—	—	47,190	1,028,733
Shares repurchased	(53,572)	(1,230,799)	(480,602)	(11,342,704)

Net increase (decrease)	(47,888)	$(1,098,419)	(372,742)	$(8,725,604)

Emerging Domestic Opportunities Fund
Class II:
Shares sold	4,099,503	$85,171,754	4,409,709	$89,770,584
Shares issued to shareholders in reinvestment of distributions	122,402	2,674,485	453,085	9,906,715
Shares repurchased	(4,163,193)	(88,762,082)	(6,874,283)	(146,177,784)
Purchase premiums	—	53,434	—	155,838
Redemption fees	—	227,450	—	908,135

Net increase (decrease)	58,712	$(634,959)	(2,011,489)	$(45,436,512)

68

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class III:
Shares sold	2,728,117	$58,277,437	1,908,289	$37,860,727
Shares issued to shareholders in reinvestment of distributions	31,266	683,158	237,017	5,170,993
Shares repurchased	(8,287,396)	(177,308,763)	(3,630,072)	(74,411,104)
Purchase premiums	—	17,874	—	74,988
Redemption fees	—	65,886	—	400,139

Net increase (decrease)	(5,528,013)	$(118,264,408)	(1,484,766)	$(30,904,257)

Class IV:
Shares sold	6,037,293	$129,016,957	11,894,352	$234,416,398
Shares issued to shareholders in reinvestment of distributions	223,336	4,879,900	492,028	10,726,065
Shares repurchased	(12,878,800)	(297,033,568)	(2,501,335)	(61,757,952)
Purchase premiums	—	81,708	—	147,157
Redemption fees	—	331,791	—	839,235

Net increase (decrease)	(6,618,171)	$(162,723,212)	9,885,045	$184,370,903

Class V:
Shares sold	11,691,697	$271,831,955	16,616,084	$334,463,505
Shares issued to shareholders in reinvestment of distributions	69,186	1,511,012	247,046	5,385,781
Shares repurchased	(2,550,388)	(52,305,875)	(10,847,820)	(209,616,398)
Purchase premiums	—	26,278	—	71,574
Redemption fees	—	112,405	—	400,746

Net increase (decrease)	9,210,495	$221,175,775	6,015,310	$130,705,208

Class VI:
Shares sold	3,996	$82,352	14,135	$305,152
Shares issued to shareholders in reinvestment of distributions	1,433	31,445	344,877	7,625,003
Shares repurchased	(2,726)	(59,024)	(25,054,992)	(504,824,963)
Purchase premiums	—	889	—	105,213
Redemption fees	—	3,705	—	543,532

Net increase (decrease)	2,703	$59,367	(24,695,980)	$(496,246,063)

Emerging Markets Fund
Class II:#
Shares sold	114,511	$3,003,077	8,660,478	$208,458,170
Shares issued to shareholders in reinvestment of distributions	14,337	379,793	430,140	10,635,137
Shares repurchased	(5,475,520)	(140,875,898)	(18,541,178)	(524,304,133)
Purchase premiums	—	6,575	—	829,154
Redemption fees	—	772,000	—	1,524,728

Net increase (decrease)	(5,346,672)	$(136,714,453)	(9,450,560)	$(302,856,944)

Class III:#
Shares sold	—	$—	2,521,243	$77,353,683
Shares issued to shareholders in reinvestment of distributions	5,123	136,004	207,018	5,115,848
Shares repurchased	(18,732)	(530,062)	(3,695,910)	(84,504,654)
Purchase premiums	—	2,996	—	330,713
Redemption fees	—	330,266	—	737,169

Net increase (decrease)	(13,609)	$(60,796)	(967,649)	$(967,241)

69

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares	Amount
Emerging Markets Fund (continued)
Class IV:#
Shares sold	106,383	$3,000,000	4,020,625	$115,714,945
Shares issued to shareholders in reinvestment of distributions	3,597	94,633	377,883	9,288,060
Shares repurchased	(2,940,262)	(77,300,220)	(20,209,744)	(554,530,737)
Purchase premiums	—	3,220	—	711,055
Redemption fees	—	400,507	—	1,329,488

Net increase (decrease)	(2,830,282)	$(73,801,860)	(15,811,236)	$(427,487,189)

Class V:#
Shares sold	2,732,827	$71,344,104	7,056,847	$218,105,434
Shares issued to shareholders in reinvestment of distributions	19,698	517,072	349,642	8,560,034
Shares repurchased	(287,517)	(7,753,880)	(1,092,476)	(26,908,734)
Purchase premiums	—	5,151	—	300,601
Redemption fees	—	526,365	—	729,841

Net increase (decrease)	2,465,008	$64,638,812	6,314,013	$200,787,176

Class VI:#
Shares sold	591,279	$14,966,960	34,257,356	$929,371,388
Shares issued to shareholders in reinvestment of distributions	203,946	5,365,816	5,625,667	138,033,181
Shares repurchased	(31,724,085)	(829,549,394)	(49,515,650)	(1,356,526,662)
Purchase premium fees	—	51,658	—	5,336,294
Redemption fees	—	5,742,573	—	10,776,931

Net increase (decrease)	(30,928,860)	$(803,422,387)	(9,632,627)	$(273,008,868)

Taiwan Fund
Class III:
Shares sold	1,967,931	$36,433,013	983,694	$21,651,474
Shares issued to shareholders in reinvestment of distributions	21,240	386,985	386,535	7,427,731
Shares repurchased	(1,652,382)	(29,570,315)	(1,202,843)	(24,654,880)
Purchase premiums	—	54,732	—	32,526
Redemption fees	—	133,067	—	110,947

Net increase (decrease)	336,789	$7,437,482	167,386	$4,567,798

#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Domestic Opportunities Fund
CMI Ltd	$5,234,567	$—	$—	$—	$3,231,994
Gayatri Projects Ltd	17,467,627	—	—	—	21,395,454
TICON Industrial Growth Leasehold Property Fund	15,379,869	1,794,433	—	562,716	18,911,707
iShares MSCI Philippines ETF*	—	53,269,902	54,726,961	194,999	—	#

Totals	$38,082,063	$55,064,335	$54,726,961	$757,715	$43,539,155

70

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Markets Fund
Anilana Hotels & Properties Ltd	$1,882,313	$340,023	$—	$—	$1,501,033
Gayatri Projects Ltd	27,968,473	—	—	—	34,257,554
Kiri Industries Ltd	1,878,798	—	—	—	7,496,385

Totals	$31,729,584	$340,023	$—	$—	$43,254,972

*	Security not an affiliate at the beginning of the period.
#	No longer an affiliate as of August 31, 2016.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$5,506	$1,125,295	$865,000	$279	$16	$265,993

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$35,814,390	$436,054,270	$449,810,000	$53,745	$524	$22,058,883

Emerging Markets Fund
GMO U.S. Treasury Fund	$64,084,435	$51,620,389	$501,100,000	$117,772	$2,720	$74,603,230

Taiwan Fund
GMO U.S. Treasury Fund	$20,834	$6,201,432	$4,995,000	$1,369	$38	$1,228,253

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2016 through August 31, 2016. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2017.

71

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2016 (Unaudited)

GMO Emerging Countries Fund

Approval of renewal of management agreement and approval of initial sub-advisory agreement for GMO Emerging Countries Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016, and approved a sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, for an initial two-year term beginning on the date of the agreement’s execution. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and the approval of the Fund’s initial sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. The Trustees also received before and at their June meeting materials provided by the Manager for purposes of considering the proposed sub-advisory agreement between the Manager, GMO Singapore and the Trust, on behalf of the Fund. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fees payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the level of service that GMO Singapore would provide the Fund. The Trustees considered that GMO Singapore’s sub-advisory fees would be paid by the Manager out of the Manager’s management fees, not directly by the Fund.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

72

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement and sub-advisory agreement, that the fees charged (or to be charged, in the case of the sub-advisory agreement) to the Fund under these agreements were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year and approved the Fund’s initial sub-advisory agreement for an initial period ending on the second anniversary of the agreement’s execution.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, in each case for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fees payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the level of service that GMO Singapore provided the Fund. The Trustees considered that GMO Singapore’s sub-advisory fees were paid by the Manager out of the Manager’s management fees, not directly by the Fund.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

73

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement and sub-advisory agreement, that the fees charged to the Fund under these agreements were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement and approval of initial sub-advisory agreement for GMO Emerging Markets Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016, and approved a sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, for an initial two-year term beginning on the date of the agreement’s execution. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and the approval of the Fund’s initial sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. The Trustees also received before and at their June meeting materials provided by the Manager for purposes of considering the proposed sub-advisory agreement between the Manager, GMO Singapore and the Trust, on behalf of the Fund. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fees payable by the Manager to

74

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

GMO Singapore under the Fund’s sub-advisory agreement and considered the level of service that GMO Singapore would provide the Fund. The Trustees considered that GMO Singapore’s sub-advisory fees would be paid by the Manager out of the Manager’s management fees, not directly by the Fund.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement and sub-advisory agreement, that the fees charged (or to be charged, in the case of the sub-advisory agreement) to the Fund under these agreements were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year and approved the Fund’s initial sub-advisory agreement for an initial period ending on the second anniversary of the agreement’s execution.

GMO Taiwan Fund

Approval of renewal of management agreement and approval of initial sub-advisory agreement for GMO Taiwan Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016, and approved a sub-advisory agreement among the Manager, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of the Fund, for an initial two-year term beginning on the date of the agreement’s execution. In approving the management agreement and sub-advisory agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement and the approval of the Fund’s initial sub-advisory agreement. In deciding whether to approve the management and sub-advisory agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. The Trustees also received before and at their June meeting materials provided by the Manager for purposes of considering the proposed sub-advisory agreement between the Manager, GMO Singapore and the Trust, on behalf of the Fund. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

75

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2016 (Unaudited)

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager. In addition, the Trustees reviewed the fees payable by the Manager to GMO Singapore under the Fund’s sub-advisory agreement and considered the level of service that GMO Singapore would provide the Fund. The Trustees considered that GMO Singapore’s sub-advisory fees would be paid by the Manager out of the Manager’s management fees, not directly by the Fund.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement and sub-advisory agreement, that the fees charged (or to be charged, in the case of the sub-advisory agreement) to the Fund under these agreements were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year and approved the Fund’s initial sub-advisory agreement for an initial period ending on the second anniversary of the agreement’s execution.

76

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2016 through August 31, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Countries Fund
Class III	$1,000.00	$1,268.40	$7.09	$1,000.00	$1,018.95	$6.31	1.24%
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,202.40	$5.88	$1,000.00	$1,019.86	$5.40	1.06%
Class III	$1,000.00	$1,203.30	$5.50	$1,000.00	$1,020.21	$5.04	0.99%
Class IV	$1,000.00	$1,203.50	$5.28	$1,000.00	$1,020.42	$4.84	0.95%
Class V	$1,000.00	$1,203.60	$5.17	$1,000.00	$1,020.52	$4.74	0.93%
Class VI	$1,000.00	$1,204.00	$5.00	$1,000.00	$1,020.67	$4.58	0.90%
Emerging Markets Fund
Class II	$1,000.00	$1,267.90	$6.23	$1,000.00	$1,019.71	$5.55	1.09%
Class III	$1,000.00	$1,269.50	$5.95	$1,000.00	$1,019.96	$5.30	1.04%
Class IV	$1,000.00	$1,268.70	$5.66	$1,000.00	$1,020.21	$5.04	0.99%
Class V	$1,000.00	$1,269.20	$5.38	$1,000.00	$1,020.47	$4.79	0.94%
Class VI	$1,000.00	$1,270.70	$5.21	$1,000.00	$1,020.62	$4.63	0.91%
Taiwan Fund
Class III	$1,000.00	$1,170.90	$7.22	$1,000.00	$1,018.55	$6.72	1.32%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2016, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

77

GMO Trust

Semiannual Report

August 31, 2016

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.8%
Short-Term Investments	6.3
Mutual Funds	4.4
Preferred Stocks	0.9
Rights/Warrants	0.0 ^
Futures Contracts	(3.6)
Other	4.2

100.0%

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to futures contracts based on notional amounts are (83.3)% of net assets.

^	Rounds to 0.0%

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 87.8%

	Australia — 1.0%
4,176	AGL Energy Ltd	58,149
430	ASX Ltd	16,508
11,897	AusNet Services	15,363
17,174	Australia & New Zealand Banking Group Ltd	346,509
2,333	Bank of Queensland Ltd	18,472
3,082	Bendigo & Adelaide Bank Ltd	25,390
18,882	BHP Billiton Ltd	289,804
1,945	Coca Cola Amatil Ltd	14,272
5,991	Dexus Property Group (REIT)	43,702
3,415	GPT Group (The) (REIT)	13,660
2,243	Harvey Norman Holdings Ltd	9,054
10,712	Incitec Pivot Ltd	22,898
15,049	Insurance Australia Group Ltd	62,792
2,221	LendLease Group	23,015
1,264	Macquarie Group Ltd	76,517
22,909	Mirvac Group (REIT)	39,872
15,534	National Australia Bank Ltd	318,588
2,291	Orica Ltd	25,369
10,829	Origin Energy Ltd	42,657
8,428	QBE Insurance Group Ltd	62,707
2,625	Rio Tinto Ltd	93,907
3,990	Santos Ltd	13,213
33,062	Scentre Group (REIT)	123,344
32,952	South32 Ltd *	47,481
14,716	Stockland (REIT)	53,574
7,963	Suncorp Group Ltd	75,976
8,974	Tatts Group Ltd	25,664
20,827	Vicinity Centres (REIT)	51,754
19,640	Westpac Banking Corp	434,114
4,590	Woodside Petroleum Ltd	98,335
7,734	Woolworths Ltd	137,598

	Total Australia	2,680,258

	Austria — 0.0%
1,730	Erste Group Bank AG *	48,594
912	OMV AG	25,555
796	Raiffeisen Bank International AG *	11,327
704	voestalpine AG	23,332

	Total Austria	108,808

	Belgium — 0.1%
1,246	Ageas	43,206
499	Groupe Bruxelles Lambert SA	43,825
1,552	KBC Groep NV *	92,019
942	Proximus SADP	28,851
451	Solvay SA	49,577
323	Umicore SA	19,091

	Total Belgium	276,569

Shares	Description	Value ($)

	Brazil — 0.4%
16,550	Banco Bradesco SA	149,141
17,000	Banco do Brasil SA	122,188
8,300	Banco Santander Brasil SA	58,294
13,900	BB Seguridade Participacoes SA	125,475
6,500	Cia Siderurgica Nacional SA *	17,311
6,100	EDP-Energias do Brasil SA	27,013
8,700	Embraer SA	38,607
2,500	Fibria Celulose SA	17,040
59,000	Petroleo Brasileiro SA *	269,311
3,500	Sul America SA	17,699
16,800	Tim Participacoes SA	43,233
1,900	Transmissora Alianca de Energia Eletrica SA	13,651
25,500	Vale SA	133,770
4,000	WEG SA	20,476

	Total Brazil	1,053,209

	Chile — 0.1%
50,170	AES Gener SA	19,923
491,760	Banco de Chile	54,503
369	Banco de Credito e Inversiones	16,316
1,319,705	Banco Santander Chile	69,313
65,664	Empresa Nacional de Electricidad SA	49,207
15,946	Empresas CMPC SA	31,634
387,486	Enersis Americas SA	64,178
387,548	Enersis Chile SA	41,322
3,078,012	Itau CorpBanca	26,369

	Total Chile	372,765

	China — 3.7%
457,000	Agricultural Bank of China Ltd – Class H	187,495
64,000	Alibaba Health Information Technology Ltd *	39,734
200,000	Alibaba Pictures Group Ltd *	41,163
40,000	Aluminum Corp of China Ltd – Class H *	14,972
24,500	Anhui Conch Cement Co Ltd – Class H	68,620
1,523,000	Bank of China Ltd – Class H	683,360
173,000	Bank of Communications Co Ltd – Class H	133,183
20,000	Beijing Capital International Airport Co Ltd – Class H	22,515
123,000	Belle International Holdings Ltd	79,727
60,000	Brilliance China Automotive Holdings Ltd	68,502
173,000	China Cinda Asset Management Co Ltd – Class H	58,486
162,000	China CITIC Bank Corp Ltd – Class H	106,659
53,000	China Coal Energy Co Ltd – Class H *	25,298
88,000	China Communications Construction Co Ltd – Class H	95,623
48,000	China Communications Services Corp Ltd – Class H	28,176
27,000	China Conch Venture Holdings Ltd	51,857
1,613,000	China Construction Bank Corp – Class H	1,206,186
51,000	China COSCO Holdings Co Ltd – Class H *	16,934

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	China — continued
68,000	China Everbright Bank Co Ltd – Class H	32,102
18,000	China Everbright Ltd	37,250
83,000	China Evergrande Group	57,167
74,000	China Jinmao Holdings Group Ltd	23,022
149,000	China Life Insurance Co Ltd – Class H	355,089
27,000	China Mengniu Dairy Co Ltd	51,048
71,000	China Merchants Bank Co Ltd – Class H	172,354
24,000	China Merchants Holdings International Co Ltd – Class H	68,209
117,000	China Minsheng Banking Corp Ltd – Class H	125,482
117,500	China Mobile Ltd	1,447,485
58,000	China National Building Material Co Ltd – Class H	26,098
38,000	China Oilfield Services Ltd – Class H	29,657
488,000	China Petroleum & Chemical Corp – Class H	348,797
66,000	China Power International Development Ltd	24,864
39,000	China Railway Construction Corp Ltd – Class H	47,596
79,000	China Railway Group Ltd – Class H	58,359
23,283	China Resources Beer Holdings Co Ltd	53,660
39,079	China Resources Power Holdings Co Ltd	67,311
67,500	China Shenhua Energy Co Ltd – Class H	120,878
75,000	China Shipping Container Lines Co Ltd – Class H *	15,635
31,800	China Taiping Insurance Holdings Co Ltd *	63,576
274,000	China Telecom Corp Ltd – Class H	141,184
50,000	Chongqing Rural Commercial Bank Co Ltd – Class H	28,943
86,000	CITIC Ltd	135,144
43,500	CITIC Securities Co Ltd – Class H	96,906
342,000	CNOOC Ltd	412,597
36,000	COSCO Pacific Ltd	38,939
112,000	Country Garden Holdings Co Ltd	56,763
54,000	CRRC Corp Ltd – Class H	48,171
28,000	CSPC Pharmaceutical Group Ltd	27,156
3,400	Ctrip.com International Ltd ADR *	160,990
54,000	Dongfeng Motor Group Co Ltd – Class H	57,556
35,000	Far East Horizon Ltd	32,628
256,000	GCL-Poly Energy Holdings Ltd	36,172
27,000	GF Securities Co Ltd – Class H	58,646
235,000	GOME Electrical Appliances Holding Ltd	27,802
62,000	Great Wall Motor Co Ltd – Class H	60,025
20,000	Guangzhou R&F Properties Co Ltd – Class H	33,706
13,000	Haitian International Holdings Ltd	26,135
5,000	Hengan International Group Co Ltd	42,236
32,000	Huadian Power International Corp Ltd – Class H	14,286
84,000	Huaneng Power International Inc – Class H	51,182
1,414,000	Industrial & Commercial Bank of China Ltd – Class H	899,418
24,000	Jiangsu Expressway Co Ltd – Class H	33,680
26,000	Jiangxi Copper Co Ltd – Class H	29,980

Shares	Description	Value ($)

	China — continued
64,000	Kunlun Energy Co Ltd	46,935
29,000	Longfor Properties Co Ltd	46,624
418,000	PetroChina Co Ltd – Class H	277,169
102,500	Ping An Insurance Group Co of China Ltd – Class H	528,322
1,000	Qinqin Foodstuffs Group Cayman Co Ltd *	360
56,000	Shanghai Electric Group Co Ltd – Class H *	24,809
10,000	Shanghai Industrial Holdings Ltd	25,987
27,500	Shimao Property Holdings Ltd	38,167
71,500	Shui On Land Ltd	20,252
67,000	Sino-Ocean Land Holdings Ltd	31,020
24,500	Sinopec Engineering Group Co Ltd – Class H	20,273
41,000	Sinotrans Ltd – Class H	20,290
41,000	SOHO China Ltd	24,441
2,500	SouFun Holdings Ltd ADR *	11,250
46,500	Sun Art Retail Group Ltd	29,888
37,000	Sunac China Holdings Ltd	25,620
38,000	Tingyi Cayman Islands Holding Corp	35,121
8,000	Tsingtao Brewery Co Ltd – Class H	26,755
56,000	Want Want China Holdings Ltd	36,777
19,000	Weichai Power Co Ltd – Class H	23,923
36,000	Yanzhou Coal Mining Co Ltd – Class H	20,559
28,000	Zhejiang Expressway Co Ltd – Class H	31,186
114,000	Zijin Mining Group Co Ltd – Class H	37,993

	Total China	10,088,095

	Colombia — 0.1%
97,005	Ecopetrol SA *	43,080
5,782	Grupo Argos SA	38,361
70,069	Grupo Aval Acciones y Valores SA	29,468
3,035	Grupo de Inversiones Suramericana SA	39,455

	Total Colombia	150,364

	Czech Republic — 0.0%
3,198	CEZ AS	55,820

	Denmark — 0.1%
24	AP Moeller – Maersk A/S – Class A	34,249
43	AP Moeller – Maersk A/S – Class B	64,326
281	Carlsberg A/S – Class B	26,378
4,483	Danske Bank A/S	131,588
5,026	TDC A/S *	27,796
786	Tryg A/S	15,705

	Total Denmark	300,042

	Egypt — 0.0%
10,230	Commercial International Bank Egypt SAE	55,966
15,874	Talaat Moustafa Group	10,166

	Total Egypt	66,132

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.2%
338	Elisa Oyj	11,893
2,749	Fortum Oyj	42,406
765	Metso Oyj	21,416
794	Neste Oyj	33,072
36,641	Nokia Oyj	206,670
709	Nokian Renkaat Oyj	25,597
222	Orion Oyj – Class B	8,403
2,767	Sampo Oyj – A Shares	119,014
3,409	Stora Enso Oyj – R Shares	30,088
3,304	UPM-Kymmene Oyj	66,410
916	Wartsila Oyj Abp	37,694

	Total Finland	602,663

	France — 1.8%
10,515	ArcelorMittal *	62,377
425	Arkema SA	38,027
11,349	AXA SA	238,865
6,230	BNP Paribas SA	318,169
1,256	Bouygues SA	39,925
3,517	Carrefour SA	88,747
351	Casino Guichard-Perrachon SA	17,398
173	Christian Dior SE	29,979
2,950	Cie de Saint-Gobain	129,494
1,155	Cie Generale des Etablissements Michelin	123,119
1,167	CNP Assurances	18,824
6,963	Credit Agricole SA	66,082
1,642	Electricite de France SA	21,079
9,040	Engie SA	144,473
1,054	Eutelsat Communications	20,533
204	Fonciere Des Regions (REIT)	19,093
215	Gecina SA (REIT)	33,698
226	ICADE (REIT)	17,473
244	Imerys SA	17,222
1,397	Klepierre (REIT)	65,607
802	Lagardere SCA	19,597
3,920	LVMH Moet Hennessy Louis Vuitton SE	663,299
5,808	Natixis SA	25,757
12,289	Orange SA	187,333
1,541	Peugeot SA *	22,811
367	Renault SA	30,139
1,868	Rexel SA	30,091
6,910	Sanofi	533,220
3,282	Schneider Electric SE	223,903
951	SCOR SE	28,059
2,020	SES SA	46,460
4,491	Societe Generale SA	163,965
3,945	STMicroelectronics NV	29,648
1,848	Suez	28,022
677	Technip SA	40,089
13,204	TOTAL SA	630,839

Shares	Description	Value ($)

	France — continued
610	Unibail-Rodamco SE (REIT)	167,852
2,784	Veolia Environnement SA	59,326
2,970	Vinci SA	225,652
7,192	Vivendi SA	139,300
195	Wendel SA	22,192

	Total France	4,827,738

	Germany — 1.4%
2,687	Allianz SE (Registered)	399,441
138	Axel Springer SE	7,024
5,400	BASF SE	438,024
2,049	Bayerische Motoren Werke AG	178,043
5,859	Daimler AG (Registered)	405,565
8,537	Deutsche Bank AG (Registered) *	125,497
12,382	E.ON SE	113,870
865	Evonik Industries AG	29,025
264	Fraport AG Frankfurt Airport Services Worldwide	14,712
374	Hannover Rueck SE	38,234
1,184	K+S AG (Registered)	24,746
1,180	Linde AG	201,489
1,033	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	186,540
263	RTL Group SA	22,140
3,029	RWE AG *	49,437
9,878	SAP AG	867,486
4,440	Siemens AG (Registered)	529,677
4,719	Telefonica Deutschland Holding AG	19,379
219	Volkswagen AG	31,704
1,225	Vonovia SE	47,596

	Total Germany	3,729,629

	Greece — 0.0%
36,824	Eurobank Ergasias SA *	21,946
663	FF Group *	16,057
108,392	National Bank of Greece SA *	25,529
4,426	OPAP SA	37,153
129,807	Piraeus Bank SA *	21,095

	Total Greece	121,780

	Hong Kong — 0.5%
7,359	Bank of East Asia Ltd (The)	29,680
23,000	BOC Hong Kong Holdings Ltd	80,302
8,000	Cathay Pacific Airways Ltd	11,497
16,500	CK Hutchison Holdings Ltd	211,702
16,000	First Pacific Co Ltd	11,975
14,000	Hang Lung Properties Ltd	31,822
4,700	Hang Seng Bank Ltd	82,315
18,000	HK Electric Investments & HK Electric Investments Ltd	16,864
7,200	Hongkong Land Holdings Ltd	46,665
2,600	Hong Kong Exchanges and Clearing Ltd	63,434

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
4,000	Hysan Development Co Ltd	19,287
1,500	Jardine Matheson Holdings Ltd	89,718
4,500	Kerry Properties Ltd	13,069
26,000	Li & Fung Ltd	13,351
4,500	MTR Corp Ltd	24,572
33,000	New World Development Co Ltd	41,266
10,000	NWS Holdings Ltd	17,840
8,500	Power Assets Holdings Ltd	81,193
14,800	Sands China Ltd	58,022
20,000	Sino Land Co Ltd	34,182
12,000	SJM Holdings Ltd	7,528
8,000	Sun Hung Kai Properties Ltd	112,386
3,500	Swire Pacific Ltd – Class A	38,612
7,200	Swire Properties Ltd	20,251
8,000	Wharf Holdings Ltd (The)	56,380
6,000	Wheelock & Co Ltd	34,261
5,000	Yue Yuen Industrial Holdings Ltd	21,254

	Total Hong Kong	1,269,428

	Hungary — 0.0%
725	MOL Hungarian Oil & Gas Plc	45,254
2,323	OTP Bank Plc	60,645

	Total Hungary	105,899

	India — 1.2%
892	ACC Ltd	22,816
13,527	Ambuja Cements Ltd	56,850
11,842	Axis Bank Ltd	105,217
1,662	Bajaj Auto Ltd	73,811
11,630	Bharat Heavy Electricals Ltd	24,029
1,808	Bharat Petroleum Corp Ltd	16,228
17,977	Bharti Airtel Ltd	89,343
52	Bosch Ltd	18,820
9,161	Cairn India Ltd	27,242
13,764	Coal India Ltd	68,837
510	Container Corp Of India Ltd	10,660
5,647	GAIL India Ltd	32,250
3,952	HCL Technologies Ltd	45,882
22,091	Hindalco Industries Ltd	52,401
10,395	Housing Development Finance Corp Ltd	218,637
10,600	ICICI Bank Ltd Sponsored ADR	81,302
14,129	Idea Cellular Ltd	19,696
5,833	Indiabulls Housing Finance Ltd	71,217
33,600	Infosys Ltd Sponsored ADR	532,896
29,410	ITC Ltd	114,518
6,235	Larsen & Toubro Ltd	140,604
2,985	LIC Housing Finance Ltd	25,438
5,521	Mahindra & Mahindra Financial Services Ltd	29,373
2,452	Mahindra & Mahindra Ltd	52,711
162	Nestle India Ltd	15,701

Shares	Description	Value ($)

	India — continued
32,246	NTPC Ltd	76,585
16,950	Oil & Natural Gas Corp Ltd	59,935
5,230	Power Finance Corp Ltd	9,674
5,230	Power Finance Corp Ltd Bonus Shares *	9,673
24,922	Reliance Industries Ltd	389,518
2,919	Shriram Transport Finance Co Ltd	53,663
30,770	State Bank of India	115,436
31,110	Tata Motors Ltd	250,723
7,273	Tata Motors Ltd – Class A DVR	37,316
21,968	Tata Power Co Ltd	25,826
5,964	Tata Steel Ltd	32,929
835	United Spirits Ltd *	28,804
17,620	Vedanta Ltd	44,729
12,234	Wipro Ltd	88,895

	Total India	3,170,185

	Indonesia — 0.4%
267,400	Adaro Energy Tbk PT	23,139
375,500	Astra International Tbk PT	230,349
62,300	Bank Danamon Indonesia Tbk PT	19,151
173,400	Bank Mandiri Persero Tbk PT	146,703
138,600	Bank Negara Indonesia Persero Tbk PT	61,267
206,200	Bank Rakyat Indonesia Persero Tbk PT	180,740
131,900	Global Mediacom Tbk PT	8,839
65,200	Hanjaya Mandala Sampoerna Tbk PT	19,551
27,400	Indocement Tunggal Prakarsa Tbk PT	36,495
81,500	Indofood Sukses Makmur Tbk PT	48,517
202,600	Perusahaan Gas Negara Persero Tbk PT	46,024
55,100	Semen Indonesia Persero Tbk PT	41,049
353,000	Telekomunikasi Indonesia Persero Tbk PT	111,549
31,100	United Tractors Tbk PT	43,893

	Total Indonesia	1,017,266

	Ireland — 0.0%
61,128	Bank of Ireland *	13,824

	Israel — 0.1%
6,575	Bank Hapoalim BM	35,302
8,666	Bank Leumi Le-Israel BM *	32,474
11,958	Bezeq The Israeli Telecommunication Corp Ltd	24,035
3,463	Israel Chemicals Ltd	14,649
944	Mizrahi Tefahot Bank Ltd	11,395
2,828	Teva Pharmaceutical Industries Ltd	143,250

	Total Israel	261,105

	Italy — 0.4%
7,227	Assicurazioni Generali SPA	92,052
2,563	Atlantia SPA	65,942
44,847	Enel SPA	198,176
14,938	Eni SPA	225,506

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
28,196	Intesa Sanpaolo SPA	66,998
6,328	Intesa Sanpaolo SPA – RSP	14,015
3,489	Mediobanca SPA	25,913
1,657	Poste Italiane SPA	11,555
38,692	Saipem SPA *	17,751
13,000	Snam SPA	72,155
12,685	Telecom Italia SPA *	11,514
37,300	Telecom Italia SPA – RSP *	27,352
2,923	Tenaris SA	40,221
9,330	Terna Rete Elettrica Nazionale SPA	48,247
19,919	UniCredit SPA	51,230
6,906	UnipolSai SPA	11,556

	Total Italy	980,183

	Japan — 3.2%
400	Aeon Mall Co Ltd	5,638
1,200	Aisin Seiki Co Ltd	56,763
1,200	Ajinomoto Co Inc	25,468
7,000	Aozora Bank Ltd	24,792
6,000	Asahi Glass Co Ltd	38,204
8,000	Asahi Kasei Corp	67,587
2,000	Bank of Kyoto Ltd (The)	14,493
200	Benesse Holdings Inc	4,614
4,000	Bridgestone Corp	137,572
1,600	Brother Industries Ltd	26,912
6,600	Canon Inc	189,260
4,000	Chiba Bank Ltd (The)	23,759
4,000	Chubu Electric Power Co Inc	54,094
1,100	Chugoku Bank Ltd (The)	13,568
1,800	Chugoku Electric Power Co Inc (The)	21,621
7,300	Concordia Financial Group Ltd *	37,742
900	Credit Saison Co Ltd	15,515
6,600	Dai-ichi Life Insurance Co Ltd (The)	92,180
3,500	Daiichi Sankyo Co Ltd	80,411
3,200	Daiwa House Industry Co Ltd	82,670
10,000	Daiwa Securities Group Inc	58,585
3,000	Dai Nippon Printing Co Ltd	30,543
1,600	Eisai Co Ltd	93,349
900	Electric Power Development Co Ltd	21,967
1,200	FANUC Corp	204,477
4,000	Fuji Electric Co Ltd	18,264
1,300	Fuji Heavy Industries Ltd	51,743
2,500	FUJIFILM Holdings Corp	94,076
12,000	Fujitsu Ltd	61,112
5,000	Fukuoka Financial Group Inc	21,204
2,500	Hachijuni Bank Ltd (The)	13,247
400	Hankyu Hanshin Holdings Inc	12,921
900	Hino Motors Ltd	9,996
3,000	Hiroshima Bank Ltd (The)	12,525
200	Hisamitsu Pharmaceutical Co Inc	8,957

Shares	Description	Value ($)

	Japan — continued
200	Hitachi Chemical Co Ltd	4,318
700	Hitachi Construction Machinery Co Ltd	13,126
400	Hitachi High-Technologies Corp.	14,848
30,000	Hitachi Ltd	144,208
1,100	Hokuriku Electric Power Co	13,151
9,600	Honda Motor Co Ltd	295,739
500	Idemitsu Kosan Co Ltd	9,111
5,900	Inpex Corp	51,139
1,200	Isetan Mitsukoshi Holdings Ltd	10,947
3,700	Isuzu Motors Ltd	42,675
8,600	ITOCHU Corp	101,557
1,600	Iyo Bank Ltd (The)	10,329
700	Japan Airlines Co Ltd	21,365
2,500	Japan Post Bank Co Ltd	29,433
2,800	Japan Post Holdings Co Ltd	36,685
5	Japan Prime Realty Investment Corp (REIT)	22,115
8	Japan Real Estate Investment Corp (REIT)	47,042
16	Japan Retail Fund Investment Corp (REIT)	35,972
3,000	JFE Holdings Inc	46,650
4,000	Joyo Bank Ltd (The)	15,913
1,100	JSR Corp	16,108
1,400	JTEKT Corp	21,823
13,900	JX Holdings Inc	51,911
1,500	J Front Retailing Co Ltd	16,961
1,000	Kamigumi Co Ltd	8,670
2,000	Kaneka Corp	16,334
4,400	Kansai Electric Power Co Inc (The) *	37,734
6,000	Kawasaki Heavy Industries Ltd	17,610
5,700	Komatsu Ltd	124,733
2,900	Konica Minolta Inc	26,198
800	Kuraray Co Ltd	11,448
200	Kurita Water Industries Ltd	4,561
2,000	Kyocera Corp	95,099
500	Kyowa Hakko Kirin Co Ltd	7,097
2,700	Kyushu Electric Power Co Inc *	25,151
2,200	Kyushu Financial Group Inc	13,062
200	Lawson Inc	14,039
10,200	Marubeni Corp	50,901
300	Maruichi Steel Tube Ltd	10,367
3,600	Mazda Motor Corp	59,706
100	McDonald’s Holdings Co Ltd	2,761
500	Medipal Holdings Corp	7,919
4,200	Mitsubishi Chemical Holdings Corp	26,577
9,000	Mitsubishi Corp	187,526
12,000	Mitsubishi Electric Corp	157,037
2,000	Mitsubishi Gas Chemical Co Inc	13,549
13,000	Mitsubishi Heavy Industries Ltd	56,720
7,000	Mitsubishi Materials Corp	19,774
4,000	Mitsubishi Motors Corp	18,291
600	Mitsubishi Tanabe Pharma Corp	11,138

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
74,900	Mitsubishi UFJ Financial Group Inc	412,589
3,300	Mitsubishi UFJ Lease & Finance Co Ltd	15,497
10,600	Mitsui & Co Ltd	141,139
4,000	Mitsui Chemicals Inc	19,177
2,000	Mitsui Fudosan Co Ltd	43,187
7,000	Mitsui OSK Lines Ltd	16,209
139,100	Mizuho Financial Group Inc	242,358
2,000	MS&AD Insurance Group Holdings Inc	57,244
2,000	Nagoya Railroad Co Ltd	9,807
10,000	NEC Corp	25,486
1,100	NHK Spring Co Ltd	10,383
4,100	Nippon Telegraph & Telephone Corp	180,273
4	Nippon Building Fund Inc (REIT)	24,481
2,000	Nippon Electric Glass Co Ltd	10,056
5,000	Nippon Express Co Ltd	23,731
4,700	Nippon Steel & Sumitomo Metal Corp	99,989
10,000	Nippon Yusen KK	18,235
15,360	Nissan Motor Co Ltd	150,920
700	Nisshin Seifun Group Inc	9,903
200	Nissin Foods Holdings Co Ltd	11,098
600	NOK Corp	12,218
22,500	Nomura Holdings Inc	106,222
800	Nomura Real Estate Holdings Inc	13,047
22	Nomura Real Estate Master Fund Inc (REIT)	36,325
2,900	NSK Ltd	29,984
500	NTT Urban Development Corp	4,595
8,359	NTT DOCOMO Inc	210,808
600	Omron Corp	20,375
8,200	ORIX Corp	118,170
12,000	Osaka Gas Co Ltd	47,286
4,800	Panasonic Corp	49,364
13,700	Resona Holdings Inc	62,742
4,400	Ricoh Co Ltd	39,742
400	Rohm Co Ltd	20,033
300	Sankyo Co Ltd	10,424
1,400	SBI Holdings Inc	16,650
1,300	Sega Sammy Holdings Inc	17,788
1,700	Seiko Epson Corp	32,582
2,600	Sekisui Chemical Co Ltd	36,405
3,700	Sekisui House Ltd	59,695
1,100	Shikoku Electric Power Co Inc	10,495
900	Shin-Etsu Chemical Co Ltd	66,161
12,000	Shinsei Bank Ltd	19,177
3,000	Shizuoka Bank Ltd (The)	24,754
1,300	Showa Shell Sekiyu KK	11,069
700	Sompo Japan Nipponkoa Holdings Inc	22,486
1,100	Sony Financial Holdings Inc	15,147
3,000	Sumitomo Chemical Co Ltd	13,763
7,000	Sumitomo Corp	75,955
3,000	Sumitomo Heavy Industries Ltd	14,757

Shares	Description	Value ($)

	Japan — continued
7,900	Sumitomo Mitsui Financial Group Inc	276,359
21,000	Sumitomo Mitsui Trust Holdings Inc	75,353
1,100	Sumitomo Rubber Industries Ltd	16,353
4,700	Sumitomo Electric Industries Ltd	69,811
3,000	Sumitomo Metal Mining Co Ltd	38,131
300	Suntory Beverage & Food Ltd	11,919
350	Suzuken Co Ltd	10,162
3,600	T&D Holdings Inc	41,175
200	Taisho Pharmaceutical Holdings Co Ltd	18,346
2,000	Takashimaya Co Ltd	14,650
1,100	Takeda Pharmaceutical Co Ltd	48,501
6,000	Teijin Ltd	22,404
800	THK Co Ltd	15,709
3,000	Tobu Railway Co Ltd	14,568
1,300	Tokio Marine Holdings Inc	51,207
4,500	Tokyo Electric Power Co Holdings Inc *	18,137
900	Tokyo Electron Ltd	82,856
14,000	Tokyo Gas Co Ltd	60,073
1,700	Tokyu Fudosan Holdings Corp	9,483
2,000	TonenGeneral Sekiyu KK	18,457
3,000	Toppan Printing Co Ltd	26,772
400	Toyoda Gosei Co Ltd	9,232
1,000	Toyota Industries Corp	47,971
16,538	Toyota Motor Corp	999,482
200	Toyo Suisan Kaisha Ltd	8,203
18	United Urban Investment Corp (REIT)	32,099
1,000	West Japan Railway Co	57,305
2,600	Yamada Denki Co Ltd	12,163
1,000	Yamaguchi Financial Group Inc	10,566
1,200	Yamaha Motor Co Ltd	24,656
700	Yokohama Rubber Co Ltd (The)	11,392

	Total Japan	8,716,433

	Malaysia — 0.4%
24,900	AirAsia Berhad	18,390
21,500	Alliance Financial Group Berhad	20,878
38,800	AMMB Holdings Berhad	41,888
1,300	British American Tobacco Malaysia Berhad	15,766
18,000	CIMB Group Holdings Berhad	21,287
45,500	DiGi.Com Berhad	56,279
30,300	Felda Global Ventures Holdings Berhad	16,920
33,400	Gamuda Berhad	40,103
44,500	Genting Berhad	85,494
13,000	Hong Leong Bank Berhad	41,805
4,500	Hong Leong Financial Group Berhad	17,800
57,400	IJM Corp Berhad	48,478
15,400	IOI Properties Group Berhad	9,557
56,600	Malayan Banking Berhad	108,940
36,700	Maxis Berhad	56,722
7,800	MISC Berhad	14,519

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
17,500	Public Bank Berhad	85,341
16,041	RHB Bank Berhad	19,711
12,300	RHB Capital Berhad *	—
65,300	SapuraKencana Petroleum Berhad *	25,200
45,100	Sime Darby Berhad	87,626
33,600	Tenaga Nasional Berhad	122,044
11,600	UMW Holdings Berhad	15,876
85,600	YTL Corp Berhad	35,390
43,900	YTL Power International Berhad	16,122

	Total Malaysia	1,022,136

	Mexico — 0.6%
55,800	Alfa SA de CV – Class A	90,791
405,864	America Movil SAB de CV – Series L	242,353
8,000	Arca Continental SAB de CV	49,948
280,200	Cemex SAB de CV CPO *	232,126
9,900	Coca-Cola Femsa SAB de CV – Series L	73,897
48,300	Fibra Uno Administracion SA de CV (REIT)	93,484
10,600	Gentera SAB de CV	20,714
4,160	Grupo Aeroportuario del Sureste SAB de CV – Class B	63,349
6,700	Grupo Comercial Chedraui SA de CV	16,349
49,500	Grupo Financiero Banorte SAB de CV – Class O	266,758
36,200	Grupo Financiero Santander Mexico SAB de CV – Class B	69,179
75,600	Grupo Mexico SAB de CV – Series B	189,014
30,300	Kimberly-Clark de Mexico SAB de CV – Class A	72,469
15,400	OHL Mexico SAB de CV *	21,749

	Total Mexico	1,502,180

	Netherlands — 0.7%
1,493	ABN AMRO Group NV	30,708
11,673	Aegon NV	47,882
1,173	Altice NV – Class A *	19,594
570	Boskalis Westminster	20,439
22,753	ING Groep NV	284,762
1,539	Koninklijke Ahold Delhaize NV	36,946
1,154	Koninklijke DSM NV	80,551
12,885	Koninklijke KPN NV	42,127
1,202	NN Group NV	35,888
756	Randstad Holdings NV	35,768
29,444	Unilever NV CVA	1,354,752

	Total Netherlands	1,989,417

	New Zealand — 0.0%
2,258	Contact Energy Ltd	8,518
4,274	Fletcher Building Ltd	32,836
4,347	Mercury NZ Ltd	9,996
8,689	Meridian Energy Ltd	18,274

	Total New Zealand	69,624

Shares	Description	Value ($)

	Norway — 0.1%
6,049	DNB ASA	73,358
1,358	Gjensidige Forsikring ASA	23,281
8,324	Norsk Hydro ASA	35,328
4,960	Orkla ASA	45,391
6,904	Statoil ASA	108,309
1,106	Yara International ASA	39,167

	Total Norway	324,834

	Peru — 0.1%
1,900	Cia de Minas Buenaventura SAA ADR *	23,484
700	Credicorp Ltd	109,676
400	Southern Copper Corp	10,328

	Total Peru	143,488

	Philippines — 0.2%
38,520	Aboitiz Equity Ventures Inc	61,944
29,200	Aboitiz Power Corp	28,492
40,700	Alliance Global Group Inc	14,226
15,570	Bank of the Philippine Islands	35,239
20,760	BDO Unibank Inc	50,883
51,300	DMCI Holdings Inc	12,639
120,700	Energy Development Corp	14,832
655	Globe Telecom Inc	27,675
10,170	International Container Terminal Services Inc	18,316
224,000	Megaworld Corp	22,602
259,700	Metro Pacific Investments Corp	38,549
12,500	Metropolitan Bank & Trust Co	22,393
1,925	PLDT Inc	75,372
32,400	Robinsons Land Corp	22,165
9,040	Security Bank Corp	41,381
4,770	SM Investments Corp	69,532

	Total Philippines	556,240

	Poland — 0.2%
647	Bank Handlowy w Warszawie SA	12,050
1,313	Bank Pekao SA	44,136
4,375	Enea SA *	11,051
4,103	Energa SA	8,502
644	Grupa Lotos SA *	4,792
2,775	KGHM Polska Miedz SA *	52,018
14,055	Orange Polska SA	19,352
16,675	PGE Polska Grupa Energetyczna SA	49,267
6,358	Polski Koncern Naftowy ORLEN SA	105,829
11,123	Powszechny Zaklad Ubezpieczen SA	78,815
10,490	Synthos SA *	10,423
20,839	Tauron Polska Energia SA *	14,821

	Total Poland	411,056

	Portugal — 0.0%
14,334	EDP-Energias de Portugal SA	48,157

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Qatar — 0.1%
968	Barwa Real Estate Co	9,705
3,186	Commercial Bank QSC (The)	36,718
2,520	Doha Bank QSC	25,965
1,560	Industries Qatar QSC	47,933
7,354	Masraf Al Rayan QSC	76,718
1,594	Ooredoo QSC	44,928
193	Qatar Electricity & Water Co QSC	11,476
3,513	Qatar Gas Transport Co Ltd	24,092
2,089	Qatar National Bank SAQ	93,489

	Total Qatar	371,024

	Russia — 0.4%
113,211	Gazprom PAO Sponsored ADR	457,748
7,557	Lukoil PJSC Sponsored ADR	338,673
1,860	MegaFon PJSC GDR (Registered Shares)	18,902
10,200	Mobile TeleSystems PJSC Sponsored ADR	82,926
7,575	Rosneft PJSC GDR (Registered)	39,551
8,970	Rostelecom PJSC	11,281
2,318,000	RusHydro PJSC	28,275
2,151	Severstal PJSC GDR (Registered Shares)	25,324
142,700	Surgutneftegas OJSC	68,115
3,062	Tatneft PAO Sponsored ADR	90,298

	Total Russia	1,161,093

	Singapore — 0.2%
14,000	CapitaLand Commercial Trust (REIT)	15,862
11,200	DBS Group Holdings Ltd	123,052
47,900	Golden Agri-Resources Ltd	12,634
38,400	Hutchison Port Holdings Trust – Class U	16,493
9,000	Keppel Corp Ltd	34,123
32,000	Noble Group Ltd *	2,784
18,800	Oversea-Chinese Banking Corp Ltd	118,344
6,700	Sembcorp Industries Ltd	13,330
5,200	Sembcorp Marine Ltd	4,849
16,200	Suntec Real Estate Investment Trust	19,901
2,500	United Overseas Bank Ltd	32,966
3,200	UOL Group Ltd	13,039
11,900	Wilmar International Ltd	26,832
13,000	Yangzijiang Shipbuilding Holdings Ltd	7,288

	Total Singapore	441,497

	South Africa — 0.9%
8,241	Barclays Africa Group Ltd	83,552
3,353	Brait SE *	26,586
4,506	Coronation Fund Managers Ltd	21,378
2,839	Exxaro Resources Ltd	14,559
66,699	FirstRand Ltd	200,380
13,635	Fortress Income Fund Ltd (REIT)	31,592
18,878	Fortress Income Fund Ltd – Class A (REIT)	21,122

Shares	Description	Value ($)

	South Africa — continued
4,255	Foschini Group Ltd (The)	37,878
15,421	Gold Fields Ltd	78,064
37,621	Growthpoint Properties Ltd (REIT)	65,139
4,820	Hyprop Investments Ltd (REIT)	42,191
12,377	Impala Platinum Holdings Ltd *	47,586
3,589	Imperial Holdings Ltd	38,531
2,269	Liberty Holdings Ltd	17,381
12,273	Life Healthcare Group Holdings Ltd	32,129
21,806	MMI Holdings Ltd	33,520
2,345	Mondi Ltd	47,384
31,831	MTN Group Ltd	260,307
3,919	Nedbank Group Ltd	55,096
1,061	Pioneer Foods Group Ltd	12,286
88,008	Redefine Properties Ltd (REIT)	66,099
13,989	RMB Holdings Ltd	56,007
28,175	Sanlam Ltd	119,817
5,365	Sappi Ltd *	26,433
10,611	Sasol Ltd	267,868
14,591	Sibanye Gold Ltd	56,709
24,046	Standard Bank Group Ltd	218,040
55,688	Steinhoff International Holdings NV	334,333
4,698	Telkom SA SOC Ltd	19,452
2,124	Tiger Brands Ltd	55,151
8,757	Truworths International Ltd	45,386
7,277	Tsogo Sun Holdings Ltd	15,056
7,372	Vodacom Group Ltd	76,730

	Total South Africa	2,523,742

	South Korea — 2.1%
5,258	BNK Financial Group Inc	41,639
552	Daelim Industrial Co Ltd	39,981
3,353	DGB Financial Group Inc	27,442
842	Dongbu Insurance Co Ltd	50,911
414	Dongsuh Cos Inc	11,436
616	Doosan Heavy Industries & Construction Co	15,231
985	GS Engineering & Construction Corp *	25,284
1,013	GS Holdings Corp	44,776
5,870	Hana Financial Group Inc	153,744
312	Hanwha Corp	10,234
4,306	Hanwha Life Insurance Co Ltd	21,850
453	Hyosung Corp	53,515
151	Hyundai Department Store Co Ltd	16,958
1,542	Hyundai Engineering & Construction Co Ltd	53,098
831	Hyundai Heavy Industries Co Ltd *	102,184
621	Hyundai Marine & Fire Insurance Co Ltd	18,803
1,306	Hyundai Mobis Co Ltd	304,348
2,678	Hyundai Motor Co	319,024
1,590	Hyundai Steel Co	72,953
323	Hyundai Wia Corp	26,302

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
5,517	Industrial Bank of Korea	58,040
7,661	KB Financial Group Inc	267,293
115	KCC Corp	42,460
5,224	Kia Motors Corp	196,373
5,092	Korea Electric Power Corp	264,482
549	Korea Gas Corp	20,857
503	Korea Investment Holdings Co Ltd	18,038
59	Korea Zinc Co Ltd	25,270
253	Korean Air Lines Co Ltd *	7,146
19	KT Corp	537
2,178	KT&G Corp	228,341
177	Kumho Petrochemical Co Ltd	10,899
1,882	LG Corp	110,997
4,613	LG Display Co Ltd	123,737
4,243	LG Uplus Corp	44,264
40	Lotte Confectionery Co Ltd	6,069
219	Lotte Shopping Co Ltd	39,775
3,563	Mirae Asset Daewoo Co Ltd	25,328
2,791	NH Investment & Securities Co Ltd	25,206
331	OCI Co Ltd *	25,864
701	Paradise Co Ltd	10,512
1,384	POSCO	284,897
903	Posco Daewoo Corp	18,462
893	S-Oil Corp	56,406
690	Samsung Card Co Ltd	27,321
556	Samsung Electro-Mechanics Co Ltd	26,479
663	Samsung Electronics Co Ltd	961,661
1,281	Samsung Life Insurance Co Ltd	118,189
1,137	Samsung Securities Co Ltd	35,647
8,464	Shinhan Financial Group Co Ltd	309,352
68	Shinsegae Inc	12,387
595	SK Holdings Co Ltd	112,723
11,654	SK Hynix Inc	379,986
1,284	SK Innovation Co Ltd	166,656
2,205	SK Networks Co Ltd	12,477
401	SK Telecom Co Ltd	78,485
6,703	Woori Bank	63,690

	Total South Korea	5,626,019

	Spain — 0.6%
1,209	ACS Actividades de Construccion y Servicios SA	34,286
11,835	Banco de Sabadell SA	16,051
4,111	Banco Popular Espanol SA	5,562
39,956	Banco Bilbao Vizcaya Argentaria SA	248,319
84,874	Banco Santander SA	380,700
28,608	Bankia SA	24,118
10,575	CaixaBank SA	28,516
1,330	Enagas SA	39,085

Shares	Description	Value ($)

	Spain — continued
1,966	Endesa SA	40,065
2,021	Ferrovial SA	39,857
2,168	Gas Natural SDG SA	44,786
32,561	Iberdrola SA	214,477
7,318	Mapfre SA	19,848
2,748	Red Electrica Corp SA	59,218
6,955	Repsol SA	93,429
26,274	Telefonica SA	265,100
22	Zardoya Otis SA Bonus Shares *	207
562	Zardoya Otis SA	5,297

	Total Spain	1,558,921

	Sweden — 0.4%
1,865	Alfa Laval AB	28,957
342	ICA Gruppen AB	11,691
1,114	Industrivarden AB – C Shares	20,281
18,800	Nordea Bank AB	183,558
3,300	Sandvik AB	35,797
9,402	Skandinaviska Enskilda Banken AB – Class A	91,774
2,352	Skanska AB – B Shares	51,487
2,464	SKF AB – B Shares	41,486
9,268	Svenska Handelsbanken AB – A Shares	119,442
5,605	Swedbank AB – A Shares	128,919
2,167	Tele2 AB – B Shares	18,012
18,836	Telefonaktiebolaget LM Ericsson – B Shares	134,155
16,075	Telia Co AB	72,541
9,791	Volvo AB – B Shares	105,103

	Total Sweden	1,043,203

	Switzerland — 2.3%
3,256	ABB Ltd (Registered) *	70,629
1,026	Adecco Group AG (Registered)	59,108
540	Aryzta AG *	21,532
310	Baloise Holding AG (Registered)	36,933
3,454	Credit Suisse Group AG (Registered) *	45,033
1,386	Julius Baer Group Ltd *	58,140
47,735	Nestle SA (Registered)	3,804,137
13,977	Novartis AG (Registered)	1,100,871
210	Pargesa Holding SA	14,487
482	Swatch Group AG (The)	124,156
199	Swiss Life Holding AG (Registered) *	49,892
411	Swiss Prime Site AG (Registered) *	36,162
1,923	Swiss Re AG	162,506
161	Swisscom AG (Registered)	77,011
23,229	UBS Group AG (Registered)	336,628
885	Zurich Insurance Group AG *	226,621

	Total Switzerland	6,223,846

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 1.7%
58,000	Acer Inc *	25,983
82,000	Advanced Semiconductor Engineering Inc	99,776
47,000	Asia Cement Corp	41,946
38,000	Asia Pacific Telecom Co Ltd *	12,787
14,000	Asustek Computer Inc	118,247
172,000	AU Optronics Corp	67,080
1,000	Casetek Holdings Ltd	3,504
5,000	Catcher Technology Co Ltd *	35,865
162,000	Cathay Financial Holding Co Ltd	204,340
7,000	Chailease Holding Co Ltd	12,067
97,520	Chang Hwa Commercial Bank Ltd	48,939
22,000	Cheng Shin Rubber Industry Co Ltd	46,676
53,000	China Airlines Ltd	15,373
271,000	China Development Financial Holding Corp	68,351
65,520	China Life Insurance Co Ltd	57,911
234,000	China Steel Corp	162,021
33,000	Chunghwa Telecom Co Ltd	118,473
84,000	Compal Electronics Inc	49,718
304,000	CTBC Financial Holding Co Ltd	175,513
26,250	Eva Airways Corp	12,148
64,000	Far Eastern New Century Corp	47,117
20,000	Far EasTone Telecommunications Co Ltd	46,537
190,190	First Financial Holding Co Ltd	97,625
15,000	Formosa Taffeta Co Ltd	14,467
18,180	Foxconn Technology Co Ltd *	50,918
132,000	Fubon Financial Holding Co Ltd	186,333
16,000	Highwealth Construction Corp	24,845
267,750	Hon Hai Precision Industry Co Ltd	740,618
7,000	HTC Corp *	18,716
135,936	Hua Nan Financial Holdings Co Ltd – Class C	69,971
168,000	Innolux Corp	59,174
19,000	Inotera Memories Inc *	16,058
46,000	Inventec Corp	34,066
41,435	Lite-On Technology Corp	62,602
28,000	MediaTek Inc	219,751
216,000	Mega Financial Holding Co Ltd	146,872
4,000	Merida Industry Co Ltd	16,298
93,000	Nan Ya Plastics Corp	177,272
14,000	Nanya Technology Corp	16,517
11,000	Novatek Microelectronics Corp	37,473
1,000	OBI Pharma Inc *	12,514
25,000	Pegatron Corp	60,319
3,000	Phison Electronics Corp	21,655
13,000	Powertech Technology Inc	33,893
54,000	Quanta Computer Inc	99,655
9,000	Realtek Semiconductor Corp	35,947
17,000	Ruentex Development Co Ltd *	19,889
10,000	Ruentex Industries Ltd	15,497
162,000	Shin Kong Financial Holding Co Ltd *	35,472
43,000	Siliconware Precision Industries Co Ltd	64,029

Shares	Description	Value ($)

	Taiwan — continued
5,000	Simplo Technology Co Ltd	16,438
200,550	SinoPac Financial Holdings Co Ltd	58,554
28,350	Synnex Technology International Corp	29,896
171,577	Taishin Financial Holding Co Ltd	64,811
42,000	Taiwan Business Bank *	11,219
66,000	Taiwan Cement Corp	75,207
75,970	Taiwan Cooperative Financial Holding Co Ltd	33,356
16,000	Taiwan Fertilizer Co Ltd	21,109
16,000	Taiwan Mobile Co Ltd	56,187
38,000	Teco Electric and Machinery Co Ltd	31,906
4,000	Transcend Information Inc	11,515
240,000	United Microelectronics Corp	87,020
49,393	Wistron Corp	36,219
30,000	WPG Holdings Ltd	35,626
190,000	Yuanta Financial Holding Co Ltd	67,239
17,000	Yulon Motor Co Ltd	14,675
3,000	Zhen Ding Technology Holding Ltd	5,999

	Total Taiwan	4,515,794

	Thailand — 0.4%
20,800	Advanced Info Service Pcl (Foreign Registered)	99,376
4,900	Bangkok Bank Pcl NVDR	23,970
31,000	Banpu Pcl (Foreign Registered)	14,052
19,600	BEC World Pcl (Foreign Registered)	12,677
117,000	BTS Group Holdings Pcl (Foreign Registered)	30,571
2,600	Electricity Generating Pcl (Foreign Registered)	14,821
10,300	Glow Energy Pcl (Foreign Registered)	23,777
28,900	Indorama Ventures Pcl (Foreign Registered)	26,679
200,400	IRPC Pcl (Foreign Registered)	27,997
11,500	Kasikornbank Pcl NVDR	65,546
69,900	Krung Thai Bank Pcl (Foreign Registered)	38,328
27,800	PTT Exploration & Production Pcl (Foreign Registered)	64,977
41,500	PTT Global Chemical Pcl (Foreign Registered)	72,946
20,000	PTT Pcl (Foreign Registered)	200,976
2,100	Siam Cement Pcl (The) (Foreign Registered) (a)	32,137
31,200	Siam Commercial Bank Pcl (The) (Foreign Registered)	144,005
16,300	Thai Oil Pcl (Foreign Registered)	33,287
171,000	TMB Bank Pcl (Foreign Registered)	11,164

	Total Thailand	937,286

	Turkey — 0.2%
6,114	Akbank TAS	16,160
37,654	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	37,044

See accompanying notes to the financial statements.	11

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued
27,751	Eregli Demir ve Celik Fabrikalari TAS	41,751
18,196	Haci Omer Sabanci Holding AS	56,143
8,085	KOC Holding AS	35,093
5,973	Petkim Petrokimya Holding AS	9,265
2,506	Tupras-Turkiye Petrol Rafineriler AS	49,065
7,180	Turk Hava Yollari AO *	12,519
9,008	Turk Telekomunikasyon AS	18,180
17,440	Turkcell Iletisim Hizmetleri AS *	58,453
12,386	Turkiye Halk Bankasi AS	37,173
31,213	Turkiye Is Bankasi – Class C	50,747
14,863	Turkiye Vakiflar Bankasi TAO – Class D	21,855
17,229	Yapi ve Kredi Bankasi AS *	21,188

	Total Turkey	464,636

	United Arab Emirates — 0.1%
38,989	Abu Dhabi Commercial Bank PJSC	68,091
61,451	Aldar Properties PJSC	46,102
24,597	Dubai Islamic Bank PJSC	36,517
45,622	Emaar Properties PJSC	88,105
17,917	First Gulf Bank PJSC	57,065
13,483	National Bank of Abu Dhabi PJSC	33,478

	Total United Arab Emirates	329,358

	United Kingdom — 8.8%
6,020	3i Group Plc	48,587
5,710	Aberdeen Asset Management Plc	24,056
1,307	Admiral Group Plc	35,216
8,677	Anglo American Plc *	88,941
1,592	Antofagasta Plc	10,348
7,436	AstraZeneca Plc	480,001
25,043	Aviva Plc	141,331
19,592	BAE Systems Plc	138,447
98,843	Barclays Plc	223,393
2,230	Barratt Developments Plc	14,467
288	Berkeley Group Holdings Plc (The)	10,105
13,073	BHP Billiton Plc	170,042
109,058	BP Plc	613,079
73,384	British American Tobacco Plc	4,552,936
6,047	British Land Co Plc (The) (REIT)	52,667
6,663	Burberry Group Plc	114,176
31,360	Centrica Plc	95,892
7,047	Cobham Plc	14,958
68,988	Compass Group Plc	1,305,769
8,510	Direct Line Insurance Group Plc	41,330
6,217	Dixons Carphone Plc	30,260
9,606	G4S PLC	29,100
28,641	GlaxoSmithKline Plc	616,505
75,734	Glencore Plc *	173,299
4,973	Hammerson Plc (REIT)	37,884
115,955	HSBC Holdings Plc	862,116

Shares	Description	Value ($)

	United Kingdom — continued
3,427	ICAP Plc	21,537
1,683	IMI Plc	23,357
5,637	Imperial Brands Plc	295,679
5,826	Intu Properties Plc (REIT)	24,197
4,966	Investec Plc	29,209
1,346	Investec Plc	7,969
8,335	J Sainsbury Plc	26,303
430	Johnson Matthey Plc	18,852
14,204	Kingfisher Plc	69,274
4,861	Land Securities Group Plc (REIT)	69,832
23,712	Legal & General Group Plc	65,590
384,611	Lloyds Banking Group Plc	299,769
10,114	Marks & Spencer Group Plc	45,749
4,798	Meggitt Plc	29,509
22,027	National Grid Plc	303,136
30,506	Old Mutual Plc	77,925
5,082	Pearson Plc	57,791
1,270	Persimmon Plc	30,422
34,112	Reckitt Benckiser Group Plc	3,295,175
7,263	Rio Tinto Plc	218,636
5,689	Rolls-Royce Holdings Plc *	57,520
21,497	Royal Bank of Scotland Group Plc *	56,909
26,063	Royal Dutch Shell Plc A Shares (London)	636,973
21,554	Royal Dutch Shell Plc B Shares (London)	548,699
5,570	Royal Mail Plc	37,587
6,295	RSA Insurance Group Plc	41,075
861	Schroders Plc	31,493
4,628	Segro Plc (REIT)	27,548
950	Severn Trent Plc	29,731
2,446	Smiths Group Plc	43,084
6,228	SSE PLC	123,123
12,193	Standard Life Plc	58,412
20,268	Standard Chartered Plc *	170,834
2,887	Tate & Lyle Plc	27,821
1,110	TUI AG	15,502
136,411	Unilever Plc	6,332,369
4,331	United Utilities Group Plc	55,305
156,152	Vodafone Group Plc	471,213
1,324	Weir Group Plc (The)	26,215
5,473	William Hill Plc	22,888
13,722	Wm Morrison Supermarkets Plc	35,506

	Total United Kingdom	23,784,623

	United States — 52.6%
27,218	3M Co.	4,878,554
50,800	Abbott Laboratories	2,134,616
33,500	Accenture Plc – Class A	3,852,500
9,010	Alphabet, Inc. – Class A *	7,116,548
4,695	Alphabet, Inc. – Class C *	3,601,300
81,747	American Express Co.	5,360,968
7,100	Amphenol Corp. – Class A	442,401

12	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued
10,359	Analog Devices, Inc.	648,059
2,800	Anthem, Inc.	350,224
57,300	Apple, Inc.	6,079,530
216	Ball Corp.	17,105
7,479	Becton, Dickinson and Co.	1,325,354
13,650	Cerner Corp. *	880,971
4,300	Church & Dwight Co., Inc.	427,506
247,324	Cisco Systems, Inc.	7,775,867
133,842	Coca-Cola Co. (The)	5,812,758
51,338	Cognizant Technology Solutions Corp. – Class A *	2,948,855
30,110	Colgate-Palmolive Co.	2,238,377
9,800	Costco Wholesale Corp.	1,588,482
10,800	CVS Health Corp.	1,008,720
61,000	EMC Corp.	1,768,390
28,748	Emerson Electric Co.	1,514,445
8,839	Express Scripts Holding Co. *	642,595
2,200	Genuine Parts Co.	226,204
7,000	Honeywell International, Inc.	816,970
5,891	Humana, Inc.	1,052,781
21,167	Illinois Tool Works, Inc.	2,515,698
6,631	Intuit, Inc.	739,025
900	Intuitive Surgical, Inc. *	617,778
81,700	Johnson & Johnson	9,750,078
10,257	MasterCard, Inc. – Class A	991,134
16,224	McDonald’s Corp.	1,876,468
52,967	Medtronic Plc	4,609,718
187,100	Microsoft Corp.	10,750,766
34,237	Monsanto Co.	3,646,241
26,194	NIKE, Inc – Class B	1,509,822
192,382	Oracle Corp.	7,929,986
8,200	Paychex, Inc.	497,494
17,666	PepsiCo, Inc.	1,885,846
23,100	Pfizer, Inc.	803,880
67,800	Philip Morris International, Inc.	6,775,254
41,530	Procter & Gamble Co. (The)	3,625,984
82,909	QUALCOMM, Inc.	5,229,071
4,165	Rockwell Automation, Inc.	482,848
21,494	Schlumberger Ltd.	1,698,026
8,574	St Jude Medical, Inc.	668,086
14,126	Stryker Corp.	1,633,813
12,000	Texas Instruments, Inc.	834,480
6,516	TJX Cos., Inc. (The)	504,599
2,900	United Technologies Corp.	308,647
34,708	UnitedHealth Group, Inc.	4,722,023
13,912	VF Corp.	863,240
4,855	Wal-Mart Stores, Inc.	346,841
2,100	WW Grainger, Inc.	484,386
6,228	Zimmer Biomet Holdings, Inc.	807,211

	Total United States	141,618,523

	TOTAL COMMON STOCKS (COST $220,738,944)	236,634,892

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.9%

	Brazil — 0.7%
53,180	Banco Bradesco SA	478,574
2,300	Centrais Eletricas Brasileiras SA – Class B *	20,299
14,900	Cia Energetica de Minas Gerais	40,374
3,800	Cia Energetica de Sao Paulo – Class B	15,874
2,000	Cia Paranaense de Energia – Class B	20,414
17,000	Gerdau SA	47,801
54,400	Itau Unibanco Holding SA	603,939
77,110	Itausa-Investimentos Itau SA	205,359
77,700	Petroleo Brasileiro SA *	309,193
38,200	Vale SA	171,174

	Total Brazil	1,913,001

	Chile — 0.0%
3,383	Embotelladora Andina SA –Class B	12,109
963	Sociedad Quimica y Minera de Chile SA – Class B	24,481

	Total Chile	36,590

	Colombia — 0.0%
1,905	Grupo de Inversiones Suramericana SA	24,483

	Germany — 0.1%
338	Bayerische Motoren Werke AG	25,297
947	Porsche Automobil Holding SE	47,850
1,148	Volkswagen AG	158,888

	Total Germany	232,035

	Russia — 0.0%
137,245	Surgutneftegas OJSC *	68,774

	South Korea — 0.1%
473	Hyundai Motor Co	40,636
745	Hyundai Motor Co	67,133
153	LG Chem Ltd	24,650
82	Samsung Electronics Co Ltd	97,250

	Total South Korea	229,669

	TOTAL PREFERRED STOCKS (COST $1,806,349)	2,504,552

	RIGHTS/WARRANTS — 0.0%

	South Korea — 0.0%
80	Hanwha Corp Rights, Expires 10/05/16*	0

	TOTAL RIGHTS/WARRANTS (COST $0)	0

See accompanying notes to the financial statements.	13

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 4.4%

		United States — 4.4%
		Affiliated Issuers
	473,760	GMO U.S. Treasury Fund	11,848,744

		TOTAL MUTUAL FUNDS (COST $11,848,744)	11,848,744

		SHORT-TERM INVESTMENTS — 6.3%

		Time Deposits † — 0.3%
AUD	8,666	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.69%, due 09/01/16	6,514
DKK	1,492	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.20)%, due 09/01/16	224
EUR	5,119	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.54)%, due 09/01/16	5,710
HKD	56,887	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	7,333
JPY	714,962	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.29)%, due 09/01/16	6,910
NOK	9,382	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/01/16	1,126
NZD	13,534	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.25%, due 09/01/16	9,820
SGD	7,669	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/01/16	5,629
ZAR	127,979	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.44%, due 09/01/16	8,705
	813,040	Citibank (New York) Time Deposit, 0.15%, due 09/01/16	813,040

		Total Time Deposits	865,011

		U.S. Government — 6.0%
	2,000,000	U.S. Treasury Bill, 0.33%, due 12/08/16 (b) (c)	1,998,240
	3,000,000	U.S. Treasury Bill, 0.41%, due 01/26/17 (b) (c)	2,994,990
	5,500,000	U.S. Treasury Bill, 0.44%, due 02/02/17 (b) (c)	5,489,819
	5,000,000	U.S. Treasury Bill, 0.44%, due 02/09/17 (b) (c)	4,990,200
	500,000	U.S. Treasury Bill, 0.45%, due 02/16/17 (b)	498,969

		Total U.S. Government	15,972,218

		TOTAL SHORT-TERM INVESTMENTS (COST $16,837,589)	16,837,229

		TOTAL INVESTMENTS — 99.4% (Cost $251,231,626)	267,825,417
		Other Assets and Liabilities (net) — 0.6%	1,635,291

		TOTAL NET ASSETS — 100.0%	$269,460,708

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
464	Russell 2000 Mini	September 2016	$57,480,320	$(3,756,548)
1,540	S&P 500 E-Mini Index	September 2016	167,051,500	(5,978,072)

			$224,531,820	$(9,734,620)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

14	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	49.2%
Debt Obligations	31.2
Short-Term Investments	16.1
Preferred Stocks	1.4
Forward Currency Contracts	0.4
Investment Funds	0.1
Futures Contracts	0.1
Swap Contracts	0.1
Loan Participations	0.1
Options Purchased	0.1
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Securities Sold Short	(1.6)
Other	2.8

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	5.5%
Other Emerging	4.9	†
Mexico	1.8
New Zealand	1.0
Sweden	1.0
Other Developed	(1.0	)‡
Euro Region	0.0	±^

	13.2%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	17.4%
Other Developed	5.1	‡
China	4.4
Other Emerging	4.0	†
Japan	3.3
South Korea	2.9
United Kingdom	2.6
Taiwan	2.5
Brazil	1.8
Germany	1.7
France	1.2
South Africa	1.2
Netherlands	1.1

	49.2%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

±	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	United States — 100.0%
	Affiliated Issuers — 100.0%
28,956,293	GMO Debt Opportunities Fund, Class VI	733,462,905
22,552,829	GMO Emerging Country Debt Fund, Class IV	678,163,582
952,958,711	GMO Implementation Fund	12,159,753,156
21,349,554	GMO SGM Major Markets Fund, Class VI	750,650,316
37,582,317	GMO Special Opportunities Fund, Class VI	757,283,678

	TOTAL MUTUAL FUNDS (COST $15,079,971,943)	15,079,313,637

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
9,339,107	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (a)	9,339,107

	TOTAL SHORT-TERM INVESTMENTS (COST $9,339,107)	9,339,107

	TOTAL INVESTMENTS — 100.1% (Cost $15,089,311,050)	15,088,652,744
	Other Assets and Liabilities (net) — (0.1%)	(8,341,911)

	TOTAL NET ASSETS — 100.0%	$15,080,310,833

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

16	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	52.5%
Debt Obligations	29.6
Short-Term Investments	14.4
Preferred Stocks	1.6
Forward Currency Contracts	0.3
Investment Funds	0.2
Futures Contracts	0.1
Loan Participations	0.1
Rights/Warrants	0.1
Loan Assignments	0.0	^
Options Purchased	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.1)
Other	1.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	16.3%
Other Emerging	11.5	†
Mexico	3.0
Russia	1.7
Brazil	1.4
Venezuela	1.3
Argentina	1.2
Turkey	1.2
Indonesia	1.1
Other Developed	0.0	‡^

	38.7%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	16.8%
Other Developed	5.7	‡
China	4.4
Japan	4.0
Taiwan	3.9
South Korea	3.5
United Kingdom	3.0
Other Emerging	2.3	†
Germany	2.0
India	2.0
Russia	1.6
France	1.6
Brazil	1.5
Netherlands	1.1
South Africa	1.0

	54.4%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through the use of certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 37.8%

	Australia — 0.8%
97,731	Abacus Property Group (REIT)	221,420
277,097	Adelaide Brighton Ltd	1,091,700
4,960	ASX Ltd	190,422
127,569	BlueScope Steel Ltd	831,801
35,810	BT Investment Management Ltd	237,752
21,672	CIMIC Group Ltd	481,262
3,986	Credit Corp Group Ltd	49,685
50,154	CSR Ltd	129,838
298,189	Dexus Property Group (REIT)	2,175,152
293,587	Downer EDI Ltd	1,079,209
795,070	Fairfax Media Ltd	587,736
5,919	Flight Centre Travel Group Ltd	163,697
457,132	GPT Group (The) (REIT)	1,828,480
235,316	Investa Office Fund (REIT)	805,509
14,541	IOOF Holdings Ltd	97,218
74,116	LendLease Group	768,017
1,636,275	Mirvac Group (REIT)	2,847,871
111,599	Nine Entertainment Co Holdings Ltd	83,738
368,163	OZ Minerals Ltd	1,766,293
13,425	Pact Group Holdings Ltd	61,969
15,737	Premier Investments Ltd	194,170
1,636,733	Scentre Group (REIT)	6,106,129
178,590	Shopping Centres Australasia Property Group (REIT)	309,582
158,229	Sonic Healthcare Ltd	2,731,413
428,326	Star Entertainment Grp Ltd (The)	1,896,510
551,408	Stockland (REIT)	2,007,412
1,593,590	Telstra Corp Ltd	6,292,954
166,095	Westfield Corp (REIT)	1,273,939
101,384	WorleyParsons Ltd *	617,563

	Total Australia	36,928,441

	Austria — 0.1%
13,785	Oesterreichische Post AG *	495,132
94,528	OMV AG	2,648,698
29,796	voestalpine AG	987,510

	Total Austria	4,131,340

	Belgium — 0.1%
49,159	Ageas	1,704,634
93,967	AGFA-Gevaert NV *	297,996
46,735	bpost SA	1,189,340
7,290	D’Ieteren SA NV	352,289
2,104	Groupe Bruxelles Lambert SA	184,784
2,134	Melexis NV	139,953
9,564	Orange Belgium SA *	222,925
14,831	Proximus SADP	454,233
15,431	Umicore SA	912,079

	Total Belgium	5,458,233

Shares	Description	Value ($)
	Brazil — 0.3%
427,500	Ambev SA	2,540,482
200,000	Banco do Brasil SA	1,437,508
242,700	BB Seguridade Participacoes SA	2,190,854
616,750	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	3,420,659
396,978	EDP-Energias do Brasil SA	1,757,954
18,800	Grendene SA	104,619
191,100	Transmissora Alianca de Energia Eletrica SA	1,372,947

	Total Brazil	12,825,023

	Canada — 0.8%
80,000	Air Canada *	546,591
3,300	Alimentation Couche-Tard Inc – Class B	170,184
27,300	Bank of Montreal	1,810,702
22,800	BCE Inc	1,064,760
150,900	BCE Inc	7,050,208
16,900	Canadian Imperial Bank of Commerce	1,341,536
12,800	Canadian National Railway Co	822,522
17,900	Canadian Tire Corp Ltd – Class A	1,833,542
5,700	Cascades Inc	48,507
38,500	Celestica Inc *	410,424
33,300	CGI Group Inc – Class A *	1,620,817
123,400	CI Financial Corp	2,415,493
8,100	Cogeco Communications Inc	391,906
17,600	Corus Entertainment Inc – B Shares	164,941
48,100	IAMGOLD Corp *	177,970
176,700	IAMGOLD Corp *	656,191
900	Laurentian Bank of Canada	33,738
6,600	Linamar Corp	272,375
20,100	Magna International Inc	809,426
169,700	Metro Inc	5,763,640
1,900	National Bank of Canada	66,777
21,700	Power Corp of Canada	458,688
26,300	Royal Bank of Canada	1,635,076
133,000	Sun Life Financial Inc	4,196,691
40,400	Toromont Industries Ltd	1,222,413
56,100	Toronto-Dominion Bank (The)	2,503,410
56,000	Transcontinental Inc – Class A	819,887
13,930	WestJet Airlines Ltd	257,058

	Total Canada	38,565,473

	China — 2.3%
388,000	Agile Group Holdings Ltd	220,089
737,500	Anhui Conch Cement Co Ltd – Class H	2,065,604
152,000	Anhui Expressway Co Ltd – Class H	124,835
522,000	ANTA Sports Products Ltd	1,409,647
1,094,000	Beijing Capital International Airport Co Ltd – Class H	1,231,591
948,000	Beijing Capital Land Ltd – Class H	369,555
5,187,000	Belle International Holdings Ltd	3,362,155

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	China — continued
12,300	Changyou.com Ltd ADR *	304,794
2,158,000	China BlueChemical Ltd – Class H	410,926
1,932,000	China Communications Services Corp Ltd – Class H	1,134,094
1,372,000	China Everbright Ltd	2,839,313
3,982,000	China Jinmao Holdings Group Ltd	1,238,854
1,123,000	China Lesso Group Holdings Ltd	787,251
1,486,000	China Machinery Engineering Corp – Class H	902,442
168,500	China Mobile Ltd	2,075,754
132,400	China Mobile Ltd Sponsored ADR	8,038,004
6,226,000	China National Building Material Co Ltd – Class H	2,801,505
1,063,000	China National Materials Co Ltd – Class H	256,834
56,000	China Overseas Land & Investment Ltd	184,441
5,986,000	China Petroleum & Chemical Corp – Class H	4,278,477
957,500	China Railway Construction Corp Ltd – Class H	1,168,541
724,000	China Resources Land Ltd	2,031,677
2,096,000	China Resources Power Holdings Co Ltd	3,610,217
7,302,000	China Telecom Corp Ltd – Class H	3,762,501
3,080,000	China Travel International Investment Hong Kong Ltd	903,256
1,181,500	China ZhengTong Auto Services Holdings Ltd	410,152
1,734,000	CIFI Holdings Group Co Ltd	541,969
3,702,000	CNOOC Ltd	4,466,174
3,276,000	Country Garden Holdings Co Ltd	1,660,307
3,488,000	Datang International Power Generation Co Ltd – Class H	911,172
1,172,000	Dongfeng Motor Group Co Ltd – Class H	1,249,184
463,000	Far East Horizon Ltd	431,617
1,549,000	Greentown China Holdings Ltd *	1,261,871
2,238,000	Guangdong Investment Ltd	3,455,828
1,836,400	Guangzhou R&F Properties Co Ltd – Class H	3,094,904
2,771,000	Huabao International Holdings Ltd *	1,066,167
2,666,000	Huadian Power International Corp Ltd – Class H	1,190,241
1,200,000	Huaneng Power International Inc – Class H	731,174
1,328,000	Jiangsu Expressway Co Ltd – Class H	1,863,614
669,000	Kingboard Chemical Holdings Ltd	1,739,540
1,808,500	KWG Property Holding Ltd	1,211,078
2,083,000	Lee & Man Paper Manufacturing Ltd	1,677,781
520,500	Longfor Properties Co Ltd	836,815
2,585,000	People’s Insurance Co Group of China Ltd (The) – Class H	1,035,384
2,372,000	PICC Property & Casualty Co Ltd – Class H	3,903,841
2,016,000	Poly Property Group Co Ltd *	575,193
355,000	Shanghai Industrial Holdings Ltd	922,551
298,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	817,253
1,300,000	Shenzhen Expressway Co Ltd – Class H	1,372,418
956,500	Shenzhen International Holdings Ltd	1,532,859
1,335,500	Shimao Property Holdings Ltd	1,853,516
1,469,000	Sino Biopharmaceutical Ltd	940,880

Shares	Description	Value ($)
	China — continued
2,825,500	Sino-Ocean Group Holding Ltd	1,308,164
1,831,500	Sinopec Engineering Group Co Ltd – Class H	1,515,493
605,500	Sinotruk Hong Kong Ltd	295,906
3,590,000	Skyworth Digital Holdings Ltd	2,652,827
2,067,500	SOHO China Ltd	1,232,461
53,545	Sohu.com Inc *	2,277,804
706,000	Tianjin Port Development Holdings Ltd	109,010
764,000	Tianneng Power International Ltd	627,546
1,453,000	TravelSky Technology Ltd – Class H	3,149,519
520,000	Xinhua Winshare Publishing and Media Co Ltd – Class H *	528,155
1,145,500	XTEP International Holdings Ltd	590,992
5,344,000	Yuexiu Property Co Ltd	811,026
1,274,000	Yuexiu Real Estate Investment Trust	835,311
496,000	Yuexiu Transport Infrastructure Ltd	343,708
1,926,000	Zhejiang Expressway Co Ltd – Class H	2,145,135

	Total China	104,688,897

	Czech Republic — 0.1%
94,952	CEZ AS	1,657,363
21,015	Komercni Banka as	710,720

	Total Czech Republic	2,368,083

	Denmark — 0.1%
849	AP Moeller – Maersk A/S – Class B	1,270,071
21,180	Carlsberg A/S – Class B	1,988,189
902	Dfds A/S	47,562
18,400	Novo Nordisk A/S Sponsored ADR	859,648

	Total Denmark	4,165,470

	Finland — 0.2%
1,567	Cramo Oyj	40,902
11,479	Fortum Oyj	177,074
14,464	Metso Oyj	404,908
78,420	Neste Oyj	3,266,366
67,702	Sponda Oyj	353,509
79,067	Stora Enso Oyj – R Shares	697,848
9,631	Tieto Oyj	287,416
142,244	UPM-Kymmene Oyj	2,859,100

	Total Finland	8,087,123

	France — 1.6%
62,974	Air France-KLM *	346,626
4,334	Alten SA	297,849
10,720	APERAM SA	443,910
704,237	AXA SA	14,822,266
132,830	BNP Paribas SA	6,783,692
23,601	Capgemini SA	2,306,043
22,965	Christian Dior SE	3,979,621

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	France — continued
33,001	Cie Generale des Etablissements Michelin	3,517,786
34,051	CNP Assurances	549,260
2,901	Euler Hermes Group	240,049
5,026	Ipsen SA	326,683
9,758	Legrand SA	586,221
23,769	LVMH Moet Hennessy Louis Vuitton SE	4,021,922
24,898	M6-Metropole Television SA	442,205
5,671	Nexity SA *	297,601
55,149	Rexel SA	888,366
60,901	SCOR SE	1,796,894
96,201	Societe Generale SA	3,512,271
9,260	Societe BIC SA	1,353,114
11,900	Suez	180,443
514,648	TOTAL SA	24,588,021
35,130	Vivendi SA	680,423

	Total France	71,961,266

	Germany — 1.7%
56,930	ADVA Optical Networking SE *	485,767
78,843	Allianz SE (Registered)	11,720,566
9,175	Aurubis AG	483,096
182,410	BASF SE	14,796,287
59,321	Bayerische Motoren Werke AG	5,154,567
2,049	Bechtle AG (Registered)	228,615
295,619	Daimler AG (Registered Shares)	20,463,014
3,414	Deutsche EuroShop AG	157,000
297,918	Deutsche Lufthansa AG (Registered)	3,465,581
202,271	Deutsche Telekom AG (Registered)	3,374,148
161	Duerr AG	13,595
38,882	Evonik Industries AG	1,304,663
12,197	Fraport AG Frankfurt Airport Services Worldwide	679,715
22,800	Freenet AG	654,116
18,948	Hannover Rueck SE	1,937,033
16,556	HeidelbergCement AG	1,536,381
634	Indus Holding AG	34,186
10,573	Jenoptik AG	192,077
64,192	K+S AG (Registered)	1,341,637
4,971	Leoni AG	183,920
20,112	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,631,846
57,288	ProSiebenSat.1 Media SE	2,471,765
17,203	RHOEN-KLINIKUM AG	508,584
6,971	RTL Group SA	586,843
1,641	SAF-Holland SA	18,833
16,603	SAP AG	1,458,074
37,776	Software AG	1,501,942
27,001	STADA Arzneimittel AG	1,447,987
2,276	Talanx AG	66,623

	Total Germany	79,898,461

Shares	Description	Value ($)
	Hong Kong — 0.6%
900,900	BOC Hong Kong Holdings Ltd	3,145,380
389,400	Champion (REIT)	248,080
70,500	CK Hutchison Holdings Ltd	904,546
184,500	Dah Sing Banking Group Ltd	338,568
37,000	Dah Sing Financial Holdings Ltd	249,598
388,200	Esprit Holdings Ltd *	342,862
11,800	Hang Seng Bank Ltd	206,664
170,170	Henderson Land Development Co Ltd	992,860
381,000	Hongkong Land Holdings Ltd	2,469,372
222,100	Hysan Development Co Ltd	1,070,900
403,300	Kerry Properties Ltd	1,171,275
507,900	Link (REIT)	3,689,343
89,800	Luk Fook Holdings International Ltd	204,709
562,800	Man Wah Holdings Ltd	381,875
29,700	New World Development Co Ltd	37,140
276,000	Pacific Textiles Holdings Ltd	362,689
364,300	PCCW Ltd	230,856
524,000	Shun Tak Holdings Ltd	172,585
203,500	Sino Land Co Ltd	347,800
1,372,900	SJM Holdings Ltd	861,301
246,300	SmarTone Telecommunications Holdings Ltd	406,088
233,800	Sun Hung Kai Properties Ltd	3,284,486
152,000	Swire Pacific Ltd – Class A	1,676,864
81,600	Swire Properties Ltd	229,505
115,000	Techtronic Industries Co Ltd	465,834
52,100	Television Broadcasts Ltd	185,795
188,600	Texwinca Holdings Ltd	134,818
110,800	Value Partners Group Ltd	101,812
344,100	Wharf Holdings Ltd (The)	2,425,054
214,500	Wheelock & Co Ltd	1,224,819
55,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	11,432
443,400	Xinyi Glass Holdings Ltd *	381,157
136,900	Yue Yuen Industrial Holdings Ltd	581,941

	Total Hong Kong	28,538,008

	Hungary — 0.0%
328,360	Magyar Telekom Telecommunications Plc	512,002
6,821	MOL Hungarian Oil & Gas Plc	425,759
31,656	OTP Bank Plc	826,428

	Total Hungary	1,764,189

	India — 0.5%
162,931	Bharat Petroleum Corp Ltd	1,462,403
310,405	Canara Bank *	1,295,208
629,161	Housing Development & Infrastructure Ltd *	870,413
131,824	Indiabulls Housing Finance Ltd	1,609,490
633,124	Infosys Ltd Sponsored ADR	10,041,347
10,028	Mindtree Ltd	83,862
16,554	NIIT Technologies Ltd	98,872

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	India — continued
384,928	Power Finance Corp Ltd Bonus Shares *	666,741
384,928	Power Finance Corp	711,955
541,645	Rural Electrification Corp Ltd	1,930,450
389,600	Syndicate Bank *	446,616
50,812	Tata Consultancy Services Ltd	1,907,753
190,800	Wipro Ltd ADR	1,969,056

	Total India	23,094,166

	Ireland — 0.0%
58,821	Smurfit Kappa Group Plc	1,451,846

	Israel — 0.4%
408,286	Bank Hapoalim BM	2,192,152
610,629	Bank Leumi Le-Israel BM *	2,288,204
527,456	Bezeq The Israeli Telecommunication Corp Ltd	1,060,149
104,100	Check Point Software Technologies Ltd *	7,988,634
2,211	Frutarom Industries Ltd	116,697
30,343	Harel Insurance Investments & Financial Services Ltd	109,760
619,638	Israel Discount Bank Ltd – Class A *	1,118,981
25,398	Mizrahi Tefahot Bank Ltd	306,576
62,731	Teva Pharmaceutical Industries Ltd	3,177,578
29,100	Teva Pharmaceutical Industries Ltd Sponsored ADR	1,466,349

	Total Israel	19,825,080

	Italy — 0.3%
474,276	A2A SPA	629,443
17,658	ACEA SPA	230,186
49,125	Amplifon SPA	516,714
6,949	ASTM SPA	79,483
266,138	Banca Mediolanum SPA	1,848,961
9,774	De’ Longhi SPA	242,455
339,887	Enel SPA	1,501,938
242,089	Eni SPA	3,654,602
11,450	ERG SPA	127,750
38,543	EXOR SPA	1,584,834
351,814	Hera SPA	975,297
111,416	Iren SPA	183,425
5,884	Italmobiliare SPA – RSP	242,822
11,157	MARR SPA	214,900
64,176	Poste Italiane SPA	447,525
67,453	Recordati SPA	2,041,564
2,156	Reply SPA	265,858
78,587	Snam SPA	436,191
58,879	Societa Cattolica di Assicurazioni SCRL	341,208
26,703	Societa Iniziative Autostradali e Servizi SPA	259,347
134,589	Telecom Italia SPA-Di RISP *	98,694

	Total Italy	15,923,197

Shares	Description	Value ($)
	Japan — 4.0%
3,800	Adastria Co Ltd	84,656
36,700	Aisin Seiki Co Ltd	1,736,004
40,800	Alfresa Holdings Corp	762,149
10,000	Alpine Electronics Inc	120,519
24,800	AOKI Holdings Inc	255,852
14,100	Aoyama Trading Co Ltd	457,991
18,200	Asahi Glass Co Ltd	115,885
175,100	Asahi Kasei Corp	1,479,314
5,700	Asatsu-DK Inc	139,896
11,200	Autobacs Seven Co Ltd	155,274
17,900	Bridgestone Corp	615,634
6,600	Brother Industries Ltd	111,011
119,100	Calsonic Kansei Corp	938,440
167,800	Canon Inc	4,811,778
1,600	Cawachi Ltd	35,412
27,000	Central Glass Co Ltd	103,756
37,000	Central Japan Railway Co	6,084,329
8,800	Century Tokyo Leasing Corp	330,899
53,000	Chiba Bank Ltd (The)	314,803
16,800	Coca-Cola West Co Ltd	381,032
12,700	Concordia Financial Group Ltd *	65,660
31,800	Cosmo Energy Holdings Co Ltd	332,011
22,800	Daicel Corp	291,352
6,600	Daiichikosho Co Ltd	255,833
22,700	Daiichi Sankyo Co Ltd	521,521
36,200	Daikyo Inc	57,475
7,400	Daito Trust Construction Co Ltd	1,090,055
52,300	Daiwa House Industry Co Ltd	1,351,134
61,500	DCM Holdings Co Ltd	468,763
185,800	Denka Co Ltd	785,497
6,700	Descente Ltd	74,959
2,900	Doutor Nichires Holdings Co Ltd	51,275
1,700	DTS Corp	35,001
4,200	Exedy Corp	104,280
63,400	Fuji Heavy Industries Ltd	2,523,459
6,500	Fuji Oil Holdings Inc	126,368
166,300	FujiFilm Holdings Corp	6,257,929
14,300	Fujitsu General Ltd	290,896
5,300	Fuyo General Lease Co Ltd	249,724
22,500	Gunze Ltd	66,390
4,400	H2O Retailing Corp	59,975
65,300	Hanwa Co Ltd	364,724
31,600	Haseko Corp	299,521
7,800	Hitachi Capital Corp	162,547
25,200	Hitachi Chemical Co Ltd	544,012
46,100	Hokuhoku Financial Group Inc	63,839
2,500	Honda Motor Co Ltd	77,015
4,300	Horiba Ltd	200,060
26,400	Hyakugo Bank Ltd (The)	97,076
21,700	Idemitsu Kosan Co Ltd	395,424

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
27,300	Isuzu Motors Ltd	314,872
908,000	ITOCHU Corp	10,722,485
3,600	Jafco Co Ltd	105,103
153,500	Japan Airlines Co Ltd	4,685,144
90,600	K’s Holdings Corp	1,430,622
107,400	Kaneka Corp	877,154
296,000	Kanematsu Corp	435,179
11,100	Kawasaki Kisen Kaisha Ltd	28,062
689,100	KDDI Corp	20,145,582
13,300	Keihin Corp	204,515
523,900	Kobe Steel Ltd	486,997
5,100	Kohnan Shoji Co Ltd	92,776
1,800	Koito Manufacturing Co Ltd	85,938
3,100	Kokuyo Co Ltd	42,845
53,500	Konica Minolta Inc	483,301
71,700	Kuraray Co Ltd	1,026,023
240,900	Marubeni Corp	1,202,163
73,900	Medipal Holdings Corp	1,170,424
257,200	Mitsubishi Chemical Holdings Corp	1,627,550
303,000	Mitsubishi Electric Corp	3,965,195
7,600	Mitsubishi Tanabe Pharma Corp	141,082
2,341,200	Mitsubishi UFJ Financial Group Inc	12,896,559
36,300	Mitsubishi UFJ Lease & Finance Co Ltd	170,465
166,400	Mitsui & Co Ltd	2,215,620
151,000	Mitsui Chemicals Inc	723,948
434,000	Mitsui Engineering & Shipbuilding Co Ltd	601,555
2,468,000	Mizuho Financial Group Inc	4,300,062
24,700	NET One Systems Co Ltd	167,876
28,700	NHK Spring Co Ltd	270,903
13,300	Nichiha Corp	246,067
2,300	Nifco Inc	115,956
20,000	Nippon Corp	362,465
15,800	Nippon Electric Glass Co Ltd	79,446
111,700	Nippon Light Metal Holdings Co Ltd	237,672
3,900	Nippon Signal Co Ltd	31,695
338,200	Nippon Telegraph & Telephone Corp	14,870,338
5,400	Nippon Television Holdings Inc	87,284
11,300	Nipro Corp	140,836
28,000	Nishi-Nippon City Bank Ltd (The)	58,312
381,300	Nissan Motor Co Ltd	3,746,468
29,000	Nisshinbo Holdings Inc	295,161
11,600	Nissin Electric Co Ltd	180,567
21,100	NOK Corp	429,662
12,900	Nomura Real Estate Holdings Inc	210,388
4,900	NTT DOCOMO Inc	123,574
22,200	Onward Holdings Co Ltd	156,252
10,100	Open House Co Ltd	218,411
91,000	Orient Corp *	181,504
93,600	ORIX Corp	1,348,862
343,500	Osaka Gas Co Ltd	1,353,554

Shares	Description	Value ($)
	Japan — continued
131,100	Otsuka Holdings Co Ltd	5,684,966
21,500	PanaHome Corp	159,156
7,700	Pola Orbis Holdings Inc	614,999
18,100	Rengo Co Ltd	107,611
269,300	Resona Holdings Inc	1,233,319
40,100	Ricoh Co Ltd	362,196
3,800	San–A Co Ltd	178,164
89,500	Sekisui Chemical Co Ltd	1,253,160
144,700	Sekisui House Ltd	2,334,566
2,800	Shimamura Co Ltd	324,123
31,500	Showa Denko KK	390,908
1,167,800	Sojitz Corp	2,800,964
296,000	Sumitomo Chemical Co Ltd	1,357,980
58,100	Sumitomo Forestry Co Ltd	786,522
147,200	Sumitomo Heavy Industries Ltd	724,076
11,500	Sumitomo Metal Mining Co Ltd	146,167
506,800	Sumitomo Mitsui Financial Group Inc	17,728,938
175,600	Sumitomo Mitsui Trust Holdings Inc	630,092
182,000	Sumitomo Osaka Cement Co Ltd	824,170
61,500	Sumitomo Rubber Industries Ltd	914,254
9,000	Sundrug Co Ltd	652,033
24,300	Suzuken Co Ltd	705,565
12,400	T-Gaia Corp	169,810
35,200	Takashimaya Co Ltd	257,847
44,800	TIS Inc	1,063,712
9,100	Toei Co Ltd	68,561
35,200	Toho Holdings Co Ltd	684,305
12,300	Tokai Rika Co Ltd	243,978
2,100	Token Corp	154,955
1,200	Tokyo Seimitsu Co Ltd	31,949
194,100	Tokyo Electric Power Co Holdings Inc *	782,288
4,600	Topre Corp	90,483
281,000	Tosoh Corp	1,733,658
8,200	Toyoda Gosei Co Ltd	189,266
5,000	Toyota Boshoku Corp	114,733
73,200	Toyota Tsusho Corp	1,676,206
6,700	TPR Co Ltd	171,592
24,100	TS Tech Co Ltd	560,538
4,100	TSI Holdings Co Ltd	22,656
1,900	Tsuruha Holdings Inc	186,257
189,900	Ube Industries Ltd	345,702
5,600	UKC Holdings Corp	85,585
33,700	UNY Group Holdings Co Ltd	333,069
9,200	Valor Holdings Co Ltd	248,405
18,000	Wacoal Holdings Corp	192,742
11,800	West Japan Railway Co	676,201
16,400	Yamaguchi Financial Group Inc	173,283
23,600	Yokohama Rubber Co Ltd (The)	384,075
8,000	Yuasa Trading Co Ltd	154,961

	Total Japan	182,103,629

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Mexico — 0.3%
383,778	Alpek SA de CV	662,803
190,000	Arca Continental SAB de CV	1,186,272
475,060	Bolsa Mexicana de Valores SAB de CV	861,626
5,501	Controladora Comercial Mexicana SAB de CV *	9,539
123,881	Gruma SAB de CV – Class B	1,646,903
99,800	Grupo Aeroportuario del Centro Norte SAB de CV	614,349
198,200	Grupo Aeroportuario del Pacifico SAB de CV – Class B	1,970,761
55,900	Grupo Aeroportuario del Sureste SAB de CV – Class B	851,252
106,200	Grupo Financiero Interacciones SA de CV – Class O	544,365
171,042	Grupo Herdez SAB de CV	365,973
720,600	OHL Mexico SAB de CV *	1,017,679
2,068,938	Wal-Mart de Mexico SAB de CV	4,726,072

	Total Mexico	14,457,594

	Netherlands — 0.9%
14,502	Aalberts Industries NV	487,399
29,300	AerCap Holdings NV *	1,171,121
9,000	AVG Technologies NV *	223,740
9,946	Boskalis Westminster	356,638
6,090	Corbion NV	166,437
20,927	Heineken Holding NV	1,686,940
18,688	Heineken NV	1,673,723
407,401	ING Groep NV	5,098,767
355,676	Koninklijke Ahold Delhaize NV	8,538,627
494,269	PostNL NV *	2,167,618
40,206	Randstad Holdings NV	1,902,240
3,840	RELX NV	68,114
55,549	TomTom NV *	511,661
23,200	Unilever NV (Registered Shares)	1,069,752
226,822	Unilever NV CVA	10,436,331
134,000	Wolters Kluwer NV	5,636,975

	Total Netherlands	41,196,083

	New Zealand — 0.1%
221,295	Air New Zealand Ltd	362,718
41,707	Chorus Ltd	128,552
124,623	Fletcher Building Ltd	957,433
50,358	Nuplex Industries Ltd	195,420
122,566	SKY Network Television Ltd	431,895
157,711	Spark New Zealand Ltd	435,181

	Total New Zealand	2,511,199

	Norway — 0.3%
23,458	Bakkafrost P/F	841,615
56,039	BW LPG Ltd	147,711
88,461	DNB ASA	1,072,792
315,786	Orkla ASA	2,889,914

Shares	Description	Value ($)
	Norway — continued
8,236	Salmar ASA	227,926
183,595	Statoil ASA	2,880,205
105,079	Storebrand ASA*	443,792
53,973	Subsea 7 SA*	583,634
129,492	Telenor ASA	2,258,219
38,069	Yara International ASA	1,348,138

	Total Norway	12,693,946

	Poland — 0.1%
35,475	Asseco Poland SA	517,592
197,873	Bank Millennium SA *	293,257
152,122	Enea SA *	384,244
88,484	KGHM Polska Miedz SA	1,658,641
42,077	Polski Koncern Naftowy ORLEN SA	700,373
1,693,334	Tauron Polska Energia SA *	1,204,311

	Total Poland	4,758,418

	Portugal — 0.0%
102,571	CTT-Correios de Portugal SA	753,403
8,900	Navigator Co SA (The)	29,531
11,146	REN – Redes Energeticas Nacionais SGPS SA	32,574

	Total Portugal	815,508

	Russia — 0.3%
442,400	Aeroflot PJSC *	669,177
2,533,056	Gazprom PJSC Sponsored ADR	10,241,959
58,353	Lukoil PJSC Sponsored ADR	2,615,138
223,980	Novolipetsk Steel PJSC	312,979
415,490	Tatneft PJSC	2,033,201

	Total Russia	15,872,454

	Singapore — 0.1%
169,700	Ascendas Real Estate Investment Trust	304,972
680,700	CapitaLand Commercial Trust (REIT)	771,226
467,300	CapitaLand Mall Trust (REIT)	740,443
86,400	CapitaLand Retail China Trust (REIT)	103,373
44,500	DBS Group Holdings Ltd	488,911
31,000	Fortune Real Estate Investment Trust	39,621
116,600	Frasers Centrepoint Trust (REIT)	184,781
4,050,800	Golden Agri-Resources Ltd	1,068,422
435,000	Mapletree Greater China Commercial Trust (REIT)	350,941
295,400	Mapletree Industrial Trust (REIT)	385,799
321,200	Mapletree Logistics Trust (REIT)	252,025
94,000	SATS Ltd	324,830
143,300	Starhill Global (REIT)	84,642
62,700	UOL Group Ltd	255,475
17,900	Venture Corp Ltd	120,846
1,583,400	Yangzijiang Shipbuilding Holdings Ltd	887,656

	Total Singapore	6,363,963

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	South Africa — 0.8%
58,855	AECI Ltd	412,149
100,553	African Rainbow Minerals Ltd	597,815
331,625	AVI Ltd	2,008,751
166,385	Barclays Africa Group Ltd	1,686,897
314,823	Barloworld Ltd	1,782,269
36,499	Bidvest Group Ltd (The)	377,496
178,359	Clicks Group Ltd	1,467,383
73,926	Hyprop Investments Ltd (REIT)	647,096
340,380	KAP Industrial Holdings Ltd	173,808
221,559	Liberty Holdings Ltd	1,697,159
700,656	MMI Holdings Ltd	1,077,041
146,748	Mondi Ltd	2,965,229
176,844	MTN Group Ltd	1,446,192
310,733	Nedbank Group Ltd	4,368,519
61,732	Reunert Ltd	255,367
241,769	RMB Holdings Ltd	967,966
831,566	SA Corporate Real Estate Fund Nominees Pty Ltd	295,605
22,259	Santam Ltd	336,010
159,923	Sasol Ltd	4,037,156
837,175	Sibanye Gold Ltd	3,253,749
194,291	Super Group Ltd *	535,557
352,758	Telkom SA SOC Ltd	1,460,561
302,522	Truworths International Ltd	1,567,925
520,532	Vodacom Group Ltd	5,417,853
14,762	Wilson Bayly Holmes-Ovcon Ltd	149,238

	Total South Africa	38,984,791

	South Korea — 1.4%
187,393	BNK Financial Group Inc	1,483,985
6,030	Crown Confectionery Co Ltd	157,615
16,616	Daekyo Co Ltd	120,198
29,859	Daishin Securities Co Ltd	273,704
77,716	Daou Technology Inc	1,464,515
124,222	DGB Financial Group Inc	1,016,676
24,515	Dongbu Insurance Co Ltd	1,482,275
6,565	DuzonBizon Co Ltd	119,941
7,050	E-MART Inc	994,605
18,196	GS Holdings Corp	804,281
39,023	Hana Financial Group Inc	1,022,070
21,889	Hanwha Corp	717,947
322,563	Hanwha Life Insurance Co Ltd	1,636,788
6,966	Hyundai Department Store Co Ltd	782,324
41,617	Hyundai Marine & Fire Insurance Co Ltd	1,260,123
7,158	Hyundai Mobis Co Ltd	1,668,089
76,399	Hyundai Motor Co	9,101,227
229,556	Industrial Bank of Korea	2,414,968
85,263	JB Financial Group Co Ltd	451,208
108,297	KB Financial Group Inc	3,778,485
201,479	Kia Motors Corp	7,573,683
11,282	Kolon Industries Inc	828,123

Shares	Description	Value ($)
	South Korea — continued
3,295	Korea Petrochemical Ind Co Ltd	575,130
64,558	Korean Reinsurance Co	691,743
8,657	KT&G Corp	907,597
3,943	LG Chem Ltd	953,089
51,971	LG Display Co Ltd	1,394,041
20,974	LG International Corp	623,570
4,739	Lotte Shopping Co Ltd	860,700
42,303	Meritz Fire & Marine Insurance Co Ltd	590,347
7,963	NCSoft Corp	1,921,270
40,466	Samsung Card Co Ltd	1,602,270
4,630	Samsung Electronics Co Ltd	6,715,667
22,115	Seah Besteel Corp	476,921
32,193	Shinhan Financial Group Co Ltd	1,176,624
7,382	Shinsegae Inc	1,344,697
17,852	SK Innovation Co Ltd	2,317,089
29,916	SKC Co Ltd	734,201
4,799	Ssangyong Cement Industrial Co Ltd*	75,588
33,945	Tongyang Life Insurance Co Ltd	366,143
329,407	Woori Bank	3,129,916

	Total South Korea	65,609,433

	Spain — 0.4%
59,798	Ebro Foods SA	1,338,629
403,481	Endesa SA	8,222,472
421,346	Iberdrola SA	2,775,375
402,274	International Consolidated Airlines Group SA	2,025,729
60,768	Red Electrica Corp SA	1,309,513
355,684	Repsol SA	4,778,028

	Total Spain	20,449,746

	Sweden — 0.2%
59,245	Axfood AB	1,051,482
14,715	Bilia AB – A Shares	374,601
8,525	Fabege AB	158,007
30,210	Fastighets AB Balder – B Shares *	843,088
20,291	Industrivarden AB – C Shares	369,401
27,128	Intrum Justitia AB	855,710
3,701	Investor AB – B Shares	130,504
35,310	Ratos AB – B Shares	166,551
230,769	Sandvik AB	2,503,266
1,216	Securitas AB – B Shares	21,123
17,092	Skanska AB – B Shares	374,155
17,594	Svenska Cellulosa AB – Class B	540,762
367,694	Telefonaktiebolaget LM Ericsson – B Shares	2,618,815
19,732	Wihlborgs Fastigheter AB	428,589

	Total Sweden	10,436,054

	Switzerland — 0.9%
35,418	Adecco Group AG (Registered)	2,040,423
12,678	Ascom Holding AG (Registered)	232,151

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
1,042	Autoneum Holding AG	294,521
5,099	Baloise Holding AG (Registered)	607,485
219	Banque Cantonale Vaudoise (Registered)	143,834
3,339	Cembra Money Bank AG *	241,902
581	dorma & kaba Holding AG – Class B (Registered)	456,344
2,261	EMS-Chemie Holding AG (Registered)	1,204,012
1,001	Flughafen Zuerich AG (Registered)	185,287
139	Forbo Holdings AG (Registered) *	191,032
968	Georg Fischer AG (Registered)	779,063
296	Givaudan SA (Registered)	612,255
518	Helvetia Holding AG (Registered)	259,113
146	Komax Holding AG (Registered)	35,485
21,080	Kuehne & Nagel International AG (Registered)	2,945,201
22,408	Logitech International SA (Registered)	469,794
79,289	Nestle SA (Registered)	6,318,760
14,586	Novartis AG (Registered)	1,148,837
5,169	Roche Holding AG	1,261,753
152	Sika AG	724,707
8,304	Swiss Life Holding AG (Registered) *	2,081,939
201,208	Swiss Re AG	17,003,400
7,645	Vontobel Holding AG (Registered)	369,515

	Total Switzerland	39,606,813

	Taiwan — 1.5%
362,000	Catcher Technology Co Ltd *	2,596,644
62,230	Chunghwa Telecom Co Ltd Sponsored ADR	2,230,946
1,502,000	Compeq Manufacturing Co Ltd	752,002
2,650,000	CTBC Financial Holding Co Ltd	1,529,967
549,000	Foxconn Technology Co Ltd *	1,537,633
5,241,000	Fubon Financial Holding Co Ltd	7,398,245
5,023,000	Hon Hai Precision Industry Co Ltd	13,894,004
2,733,000	Inventec Corp	2,023,956
721,000	Mega Financial Holding Co Ltd	490,252
780,150	Mercuries Life Insurance Co Ltd	370,748
2,922,000	Pegatron Corp	7,050,136
5,767,000	Shin Kong Financial Holding Co Ltd *	1,262,742
2,594,044	Taishin Financial Holding Co Ltd	979,864
1,455,000	Taiwan Semiconductor Manufacturing Co Ltd	8,080,169
557,782	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	16,030,655
154,000	Transcend Information Inc	443,342
1,490,000	United Microelectronics Corp	540,248

	Total Taiwan	67,211,553

	Thailand — 0.1%
221,800	Bangkok Bank Pcl (Foreign Registered)(a)	1,084,998
3,090,600	Bangkok Expressway & Metro Pcl	687,047
218,600	Thai Oil Pcl (Foreign Registered)	446,410
555,800	Thanachart Capital PCL (Foreign Registered)	642,255

	Total Thailand	2,860,710

Shares	Description	Value ($)
	Turkey — 0.4%
2,187,034	Eregli Demir ve Celik Fabrikalari TAS	3,290,366
285,047	Turk Hava Yollari AO *	497,008
357,192	Turk Telekomunikasyon AS	720,878
909,490	Turkiye Halk Bankasi AS	2,729,599
2,932,903	Turkiye IS Bankasi – Class C	4,768,388
363,358	Turkiye Sinai Kalkinma Bankasi AS	167,011
667,616	Turkiye Sise ve Cam Fabrikalari AS	771,995
2,242,587	Turkiye Vakiflar Bankasi TAO – Class D	3,297,612

	Total Turkey	16,242,857

	United Kingdom — 3.0%
322,013	AstraZeneca Plc	20,786,243
43,400	AstraZeneca Plc Sponsored ADR	1,423,954
379,745	Balfour Beatty Plc *	1,408,391
19,572	Beazley Plc	100,229
41,919	Bellway Plc	1,283,025
84,973	Berkeley Group Holdings Plc (The)	2,981,427
53,898	Bovis Homes Group Plc	634,502
2,341,639	BP Plc	13,163,706
230,198	British American Tobacco Plc	14,282,079
1,800	British American Tobacco Plc Sponsered ADR	223,542
20,084	Burberry Group Plc	344,155
76,800	Cairn Energy Plc *	187,314
190,132	Carillion Plc	649,676
619,550	Centrica Plc	1,894,439
115,921	Compass Group Plc	2,194,091
98,765	Crest Nicholson Holdings Plc	603,253
283,039	Debenhams Plc	225,305
278,357	Direct Line Insurance Group Plc	1,351,871
22,407	Electrocomponents Plc	89,686
295,645	EnQuest Plc *	103,738
606,623	Firstgroup Plc *	875,874
29,980	Galliford Try Plc	447,102
342,459	GlaxoSmithKline Plc	7,371,509
31,900	GlaxoSmithKline Plc Sponsored ADR	1,386,374
17,100	Halfords Group Plc	78,125
256,973	Henderson Group Plc	804,855
344,469	Home Retail Group Plc	722,034
53,118	HSBC Holdings Plc	394,928
52,032	Hunting Plc	317,450
104,823	IG Group Holdings Plc	1,309,325
77,704	Imperial Brands Plc	4,075,828
176,550	Inchcape Plc	1,627,081
267,966	Indivior Plc	1,106,167
94,830	Intermediate Capital Group Plc	741,484
139,536	J Sainsbury Plc	440,338
149,551	Jupiter Fund Management Plc	823,502
971,458	Kingfisher Plc	4,737,858
1,066,379	Legal & General Group Plc	2,949,720
87,089	Lookers Plc	156,232

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
258,883	Man Group Plc	369,756
8,938	Micro Focus International Plc	234,693
13,100	Mitie Group Plc	46,493
74,063	Mondi Plc	1,507,055
107,261	National Express Group Plc	498,163
179,880	Persimmon Plc	4,308,970
72,614	Playtech Plc	868,826
96,127	Reckitt Benckiser Group Plc	9,285,738
15,065	Redrow Plc	73,518
143,943	Royal Dutch Shell Plc A Shares (London)	3,517,926
409,962	Royal Mail Plc	2,766,471
372,561	Sage Group Plc (The)	3,549,671
6,662	Savills Plc	64,721
18,262	Tullett Prebon Plc	91,503
126,759	Unilever Plc	5,884,306
6,525	Victrex Plc	130,411
65,405	WH Smith Plc	1,309,050
94,583	Wm Morrison Supermarkets Plc	244,735
398,895	WPP Plc	9,209,670

	Total United Kingdom	138,258,088

	United States — 13.1%
99,515	3M Co.	17,837,069
85,374	Abbott Laboratories	3,587,415
92,282	Accenture Plc – Class A	10,612,430
31,500	ACCO Brands Corp. *	315,000
52,100	Activision Blizzard, Inc.	2,155,377
33,200	Aetna, Inc.	3,888,384
74,800	Aflac, Inc.	5,548,664
28,800	AGCO Corp.	1,397,952
33,200	Alaska Air Group, Inc.	2,241,996
5,400	Altisource Portfolio Solutions SA *	175,932
28,775	Alphabet, Inc. – Class C *	22,071,864
1,000	Altria Group, Inc.	66,090
34,700	Amdocs Ltd.	2,086,164
30,500	Ameren Corp.	1,507,310
13,600	American Capital Ltd. *	229,704
137,347	American Express Co.	9,007,216
300	American National Insurance Co.	35,046
2,900	American Water Works Co., Inc.	214,571
10,604	Amphenol Corp. – Class A	660,735
15,281	Analog Devices, Inc.	955,979
33,292	Anthem, Inc.	4,164,163
14,400	Apollo Commercial Real Estate Finance, Inc.	234,720
7,000	Apollo Education Group, Inc. *	62,090
180,298	Apple, Inc.	19,129,618
5,900	AptarGroup, Inc.	460,082
22,900	Ares Capital Corp.	370,064
40,333	ARMOUR Residential REIT, Inc.	897,006
40,900	Arrow Electronics, Inc. *	2,692,447

Shares	Description	Value ($)
	United States — continued
56,500	Assured Guaranty Ltd.	1,569,005
27,200	AT&T, Inc.	1,111,936
7,100	Atlas Air Worldwide Holdings, Inc. *	263,694
8,700	Atmos Energy Corp.	641,190
15,100	AutoNation, Inc. *	714,985
37,700	Avery Dennison Corp.	2,919,488
1,300	Avista Corp.	52,806
65,700	Avnet, Inc.	2,738,376
11,834	Becton, Dickinson and Co.	2,097,103
90,600	Bed Bath & Beyond, Inc.	4,201,122
4,100	Best Buy Co., Inc.	157,768
26,400	BGC Partners, Inc. – Class A	231,528
20,300	BlackRock Capital Investment Corp.	177,016
5,500	Briggs & Stratton Corp.	104,555
14,900	Broadridge Financial Solutions, Inc.	1,032,570
13,000	CA, Inc.	440,830
6,400	Cadence Design Systems, Inc. *	162,816
15,900	California Resources Corp.	157,887
64,800	Capital One Financial Corp.	4,639,680
14,500	Cash America International, Inc.	631,185
3,700	Central Garden & Pet Co. – Class A *	89,725
22,870	Cerner Corp. *	1,476,030
7,700	Cheesecake Factory, Inc. (The)	395,857
4,100	Chemed Corp.	553,213
5,800	Chemical Financial Corp.	268,134
11,300	Chemours Co. (The)	149,047
48,600	Chevron Corp.	4,888,188
24,900	Chimera Investment Corp. (REIT)	410,601
6,459	Church & Dwight Co., Inc.	642,154
25,500	Cintas Corp.	2,996,505
629,408	Cisco Systems, Inc.	19,788,587
99,900	Citigroup, Inc.	4,769,226
12,600	Citrix Systems, Inc. *	1,098,720
168,892	Coca-Cola Co. (The)	7,334,980
105,396	Cognizant Technology Solutions Corp. – Class A *	6,053,946
48,590	Colgate-Palmolive Co.	3,612,181
4,100	Columbia Sportswear Co.	230,297
20,900	Comcast Corp. – Class A	1,363,934
17,700	Consolidated Edison, Inc.	1,331,925
25,400	Convergys Corp.	757,682
10,400	Cooper Tire & Rubber Co.	353,496
800	Cooper-Standard Holding, Inc. *	79,240
15,032	Costco Wholesale Corp.	2,436,537
34,095	CVS Health Corp.	3,184,473
100,000	Delta Air Lines, Inc.	3,675,000
11,300	Deluxe Corp.	770,321
82,400	Denbury Resources, Inc. *	253,792
2,900	Dillard’s, Inc. – Class A	174,696
1,500	Discover Financial Services	90,000
6,500	Douglas Dynamics, Inc.	208,520

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United States — continued
10,100	Dow Chemical Co. (The)	541,764
76,100	Dr Pepper Snapple Group, Inc.	7,130,570
5,700	Drew Industries, Inc.	580,545
12,400	DTE Energy Co.	1,151,960
18,285	Eli Lilly & Co.	1,421,659
235,110	EMC Corp.	6,815,839
105,872	Emerson Electric Co.	5,577,337
2,100	Encore Capital Group, Inc. *	45,276
500	Endurance Specialty Holdings Ltd.	32,925
6,300	Ennis, Inc.	104,454
1,400	ePlus, Inc. *	126,714
7,100	Equifax, Inc.	936,490
11,100	Essent Group Ltd. *	295,038
9,100	Everest Re Group Ltd.	1,759,758
18,500	Expeditors International of Washington, Inc.	937,025
46,300	Express, Inc. *	547,729
9,400	F5 Networks, Inc. *	1,153,662
16,500	First American Financial Corp.	710,985
32,800	Fiserv, Inc. *	3,380,040
90,000	Foot Locker, Inc.	5,907,600
23,100	Franklin Resources, Inc.	843,150
1,100	G-III Apparel Group Ltd. *	34,727
22,900	Gannett Co., Inc.	273,197
9,500	General Dynamics Corp.	1,446,090
17,600	Gentex Corp.	313,104
26,700	Genworth Financial, Inc. – Class A *	126,291
83,800	Gilead Sciences, Inc.	6,568,244
28,000	Goodyear Tire & Rubber Co. (The)	821,800
44,700	Guess?, Inc.	743,361
6,929	Hanover Insurance Group, Inc. (The)	541,848
10,100	Hasbro, Inc.	825,574
15,700	Helen of Troy Ltd. *	1,418,338
81,300	Home Depot, Inc. (The)	10,903,956
38,810	Honeywell International, Inc.	4,529,515
20,000	Hormel Foods Corp.	765,200
7,400	Hornbeck Offshore Services, Inc. *	40,478
55,800	HP, Inc.	801,846
7,338	Humana, Inc.	1,311,374
800	ICF International, Inc. *	33,480
9,800	Iconix Brand Group, Inc. *	82,320
6,700	IDACORP, Inc.	509,669
34,016	Illinois Tool Works, Inc.	4,042,802
37,900	Ingredion, Inc.	5,190,784
5,100	Insight Enterprises, Inc. *	156,060
319,600	Intel Corp.	11,470,444
40,200	International Business Machines Corp.	6,386,976
41,800	Interpublic Group of Cos., Inc. (The)	967,252
10,271	Intuit, Inc.	1,144,703
1,792	Intuitive Surgical, Inc. *	1,230,065
55,400	Jabil Circuit, Inc.	1,173,926

Shares	Description	Value ($)
	United States — continued
1,900	Jack Henry & Associates, Inc.	165,813
95,200	JetBlue Airways Corp. *	1,518,440
2,400	John B. Sanfilippo & Son, Inc.	123,408
243,096	Johnson & Johnson	29,011,077
9,500	Jones Lang LaSalle, Inc.	1,109,125
158,100	JPMorgan Chase & Co.	10,671,750
22,500	KAR Auction Services, Inc.	951,300
3,800	Knight Transportation, Inc.	106,780
2,900	Knoll, Inc.	76,734
22,729	Korn/Ferry International	541,859
28,000	Lear Corp.	3,256,120
700	LHC Group, Inc. *	24,892
24,800	Lincoln National Corp.	1,191,144
89,400	LyondellBasell Industries NV – Class A	7,052,766
20,800	Macy’s, Inc.	752,544
2,500	Maiden Holdings Ltd.	34,525
132,200	Marathon Oil Corp.	1,985,644
7,200	Marathon Petroleum Corp.	306,072
2,300	Marriott Vacations Worldwide Corp.	177,330
15,228	MasterCard, Inc. – Class A	1,471,482
4,100	Matson, Inc.	158,219
54,300	MBIA, Inc. *	437,658
35,697	McDonald’s Corp.	4,128,715
89,811	Medtronic Plc	7,816,251
4,400	Meredith Corp.	233,376
354,416	Microsoft Corp.	20,364,743
54,042	Monsanto Co.	5,755,473
18,100	Murphy Oil Corp.	483,632
11,916	Murphy USA, Inc. *	871,298
37,800	Nasdaq, Inc.	2,691,738
3,400	Navigant Consulting, Inc. *	66,776
1,000	Navigators Group, Inc. (The)	93,960
11,600	Net 1 UEPS Technologies, Inc. *	113,332
3,300	New Jersey Resources Corp.	111,012
36,883	News Corp. – Class A	518,575
45,077	Nike, Inc. – Class B	2,598,238
23,200	Northwest Bancshares, Inc.	360,064
130	NVR, Inc. *	219,284
3,600	Oil States International, Inc. *	111,672
20,600	Old Republic International Corp.	396,138
10,400	Omega Protein Corp. *	262,184
53,600	Omnicom Group, Inc.	4,616,568
405,559	Oracle Corp.	16,717,142
52,933	Paychex, Inc.	3,211,445
112,340	PDL BioPharma, Inc.	326,909
28,737	PepsiCo, Inc.	3,067,675
382,260	Pfizer, Inc.	13,302,648
151,443	Philip Morris International, Inc.	15,133,699
4,000	Phillips 66	313,800
7,100	Pinnacle West Capital Corp.	532,784

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	United States — continued
11,000	PRA Group, Inc. *	351,780
77,858	Procter & Gamble Co. (The)	6,797,782
22,200	Progressive Corp. (The)	722,832
13,300	Public Service Enterprise Group, Inc.	568,708
307,184	QUALCOMM, Inc.	19,374,095
10,000	Rent-A-Center, Inc.	122,200
5,850	Rockwell Automation, Inc.	678,190
16,600	Sanmina Corp. *	436,248
7,700	Santander Consumer USA Holdings, Inc. *	96,866
14,700	SCANA Corp.	1,038,555
35,984	Schlumberger Ltd.	2,842,736
700	Scholastic Corp.	28,182
2,200	Selective Insurance Group, Inc.	87,780
14,600	SkyWest, Inc.	412,158
29,700	Smith & Wesson Holding Corp. *	836,055
18,900	Snap-on, Inc.	2,897,181
7,300	Southwest Airlines Co.	269,224
1,700	Spok Holdings, Inc.	28,135
3,800	SPX FLOW, Inc. *	111,758
12,316	St Jude Medical, Inc.	959,663
8,700	Starz – Class A *	271,353
22,970	Stryker Corp.	2,656,710
5,200	Sykes Enterprises, Inc. *	151,996
40,200	T. Rowe Price Group, Inc.	2,795,508
72,400	Talen Energy Corp. *	999,844
13,100	Tech Data Corp. *	972,544
63,436	Teradata Corp. *	2,012,824
54,500	Tesoro Corp.	4,110,390
20,500	Texas Instruments, Inc.	1,425,570
12,500	Texas Roadhouse, Inc.	553,375
13,400	Thor Industries, Inc.	1,087,410
8,674	TJX Cos., Inc. (The)	671,715
7,300	Tower International, Inc.	177,390
77,600	Travelers Cos., Inc. (The)	9,211,896
13,400	TrueBlue, Inc. *	292,790
9,900	Tupperware Brands Corp.	648,747
6,400	Unit Corp. *	109,376
58,000	United Parcel Service, Inc. – Class B	6,334,760
3,600	United States Cellular Corp. *	133,992
17,275	United Technologies Corp.	1,838,578
142,906	UnitedHealth Group, Inc.	19,442,361
8,100	Universal Corp.	487,377
500	US Concrete, Inc. *	26,510
170,700	Valero Energy Corp.	9,448,245
5,300	Vera Bradley, Inc. *	79,288
220,600	Verizon Communications, Inc.	11,543,998
24,273	VF Corp.	1,506,140
900	W.R. Berkley Corp.	53,433
3,600	Wabash National Corp. *	50,220
7,500	Wal-Mart Stores, Inc.	535,800
11,900	Walker & Dunlop, Inc. *	315,350

Shares / Par Value†	Description	Value ($)
	United States — continued
34,000	Werner Enterprises, Inc.	784,720
5,200	WESCO International, Inc. *	323,232
9,000	Western Refining, Inc.	226,440
40,100	Whiting Petroleum Corp. *	292,329
28,800	WPX Energy, Inc. *	345,600
3,061	WW Grainger, Inc.	706,050
7,800	Wyndham Worldwide Corp.	552,162
85,600	Xerox Corp.	843,160
10,673	Zimmer Biomet Holdings, Inc.	1,383,327

	Total United States	599,548,030

	TOTAL COMMON STOCKS (COST $1,677,718,877)	1,739,655,165

	DEBT OBLIGATIONS — 18.5%

	U.S. Government — 18.5%
22,000,000	U.S. Treasury Bond, 7.50%, due 11/15/16	22,320,936
15,000,000	U.S. Treasury Note, 2.75%, due 05/31/17	15,236,130
12,500,000	U.S. Treasury Note, 0.88%, due 11/15/17	12,521,000
25,000,000	U.S. Treasury Note, 0.63%, due 11/30/17	24,963,875
95,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	94,951,740
35,000,000	U.S. Treasury Note, USBM + 0.19%, 0.53%, due 04/30/18	35,036,645
12,500,000	U.S. Treasury Note, 1.00%, due 05/15/18	12,541,013
50,000,000	U.S. Treasury Note, 0.75%, due 07/31/18	49,939,450
12,500,000	U.S. Treasury Note, 1.38%, due 07/31/18	12,630,863
22,000,000	U.S. Treasury Note, 0.75%, due 08/31/18	21,972,500
25,000,000	U.S. Treasury Note, 1.50%, due 01/31/19	25,371,100
25,000,000	U.S. Treasury Note, 0.75%, due 02/15/19	24,921,875
12,500,000	U.S. Treasury Note, 1.38%, due 02/28/19	12,652,350
20,000,000	U.S. Treasury Note, 1.50%, due 03/31/19	20,313,280
12,500,000	U.S. Treasury Note, 0.88%, due 04/15/19	12,493,650
20,000,000	U.S. Treasury Note, 3.13%, due 05/15/19	21,183,600
35,000,000	U.S. Treasury Note, 0.88%, due 06/15/19	34,956,250
25,000,000	U.S. Treasury Note, 1.63%, due 06/30/19	25,491,200
40,000,000	U.S. Treasury Note, 3.63%, due 08/15/19	43,118,760
77,500,000	U.S. Treasury Note, 1.63%, due 08/31/19	79,050,000
32,500,000	U.S. Treasury Note, 1.00%, due 09/30/19	32,543,160
35,000,000	U.S. Treasury Note, 1.75%, due 09/30/19	35,835,345
32,500,000	U.S. Treasury Note, 1.25%, due 10/31/19	32,780,572
12,500,000	U.S. Treasury Note, 1.50%, due 10/31/19	12,701,662
19,000,000	U.S. Treasury Note, 3.38%, due 11/15/19	20,427,964
37,500,000	U.S. Treasury Note, 1.38%, due 01/31/20	37,938,000
25,000,000	U.S. Treasury Note, 3.63%, due 02/15/20	27,192,375
12,500,000	U.S. Treasury Note, 1.25%, due 02/29/20	12,590,825
25,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	25,062,500
10,000,000	U.S. Treasury Note, 3.50%, due 05/15/20	10,875,780

	Total U.S. Government	849,614,400

	TOTAL DEBT OBLIGATIONS (COST $851,188,439)	849,614,400

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.0%

	Brazil — 0.6%
313,500	Centrais Eletricas Brasileiras SA – Class B *	2,766,862
1,494,900	Cia Energetica de Minas Gerais	4,050,655
265,800	Cia Energetica de Sao Paulo – Class B	1,110,381
340,600	Itau Unibanco Holding SA	3,781,280
214,300	Itau Unibanco Holding SA Sponsored ADR	2,374,444
3,514,210	Itausa – Investimentos Itau SA	9,359,038
972,100	Vale SA	4,355,966

	Total Brazil	27,798,626

	Chile — 0.0%
7,082	Sociedad Quimica y Minera de Chile SA – Class B	180,035

	Germany — 0.1%
14,046	Jungheinrich AG	441,125
80,301	Porsche Automobil Holding SE	4,057,409

	Total Germany	4,498,534

	Russia — 0.1%
7,830,400	Surgutneftegas OJSC	3,942,273
673	Transneft PJSC	1,594,871

	Total Russia	5,537,144

	South Korea — 0.2%
24,521	Hyundai Motor Co 2nd Preference	2,209,619
4,795	Samsung Electronics Co Ltd	5,686,722

	Total South Korea	7,896,341

	TOTAL PREFERRED STOCKS (COST $34,154,980)	45,910,680

	RIGHTS/WARRANTS — 0.0%

	South Korea — 0.0%
5,657	Hanwha Corp, Expires 10/05/16 *	—

	TOTAL RIGHTS/WARRANTS (COST $—)	—

	MUTUAL FUNDS — 34.5%

	Affiliated Issuers — 34.5%
10,107,387	GMO Debt Opportunities Fund, Class VI	256,020,121
9,496,327	GMO Emerging Country Debt Fund, Class IV	285,554,548
17,810,668	GMO Emerging Markets Fund, Class VI	511,166,184
6,078,055	GMO SGM Major Markets Fund, Class VI	213,704,403
14,920,167	GMO Special Opportunities Fund, Class VI	300,641,375
815,285	GMO U.S. Treasury Fund	20,390,282

	TOTAL MUTUAL FUNDS (COST $1,543,159,680)	1,587,476,913

Shares / Principal Amount	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.1%

	Money Market Funds — 0.1%
3,917,018	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19%(b)	3,917,018

	REPURCHASE AGREEMENTS — 8.0%
100,658,882	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 8/26/16, maturing on 9/02/16 with a maturity value of $100,665,733 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 2/28/17 and a market value of $101,221,887.	100,658,882
104,997,147	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 8/31/16, maturing on 9/7/16 with a maturity value of $105,004,292 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 8/15/23 and a market value of $107,127,189.	104,997,147
105,801,053	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 8/30/16, maturing on 9/6/16 with a maturity value of $105,808,253 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 8/15/19 and a market value of $107,964,359.	105,801,053
53,377,045	Mizuho Securities USA Inc. Repurchase Agreement, dated 08/29/2016, maturing on 09/02/16 with a maturity value of $53,379,002 and an effective yield of 0.33%, collateralized by a U.S. Treasury Note with maturity date 2/15/24 and a market value of $54,586,969.	53,377,045

	Total Repurchase Agreements	364,834,127

	TOTAL SHORT-TERM INVESTMENTS (COST $368,751,145)	368,751,145

	TOTAL INVESTMENTS — 99.9% (Cost $4,474,973,121)	4,591,408,303
	Other Assets and Liabilities (net) — 0.1%	6,739,428

	TOTAL NET ASSETS — 100.0%	$4,598,147,731

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

30	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	53.0%
Debt Obligations	24.8
Short-Term Investments	19.8
Preferred Stocks	0.9
Forward Currency Contracts	0.2
Swap Contracts	0.1
Futures Contracts	0.1
Loan Participations	0.1
Investment Funds	0.1
Rights/Warrants	0.0	^
Options Purchased	0.0	^
Loan Assignments	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Other	0.9

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.6%
Other Emerging	6.5	†
Other Developed	0.6	‡
Euro Region	0.0	#^

	18.7%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	16.8%
Japan	6.3
Other Developed	4.8	‡
United Kingdom	4.6
Taiwan	3.0
Germany	2.7
China	2.7
South Korea	2.3
Other Emerging	2.3	†
France	2.2
India	1.9
Switzerland	1.6
Russia	1.4
Australia	1.2
Netherlands	1.2

	55.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures
(both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

31

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
3,703,442	GMO Alpha Only Fund, Class IV	80,290,618
23,970,865	GMO Asset Allocation Bond Fund, Class VI	535,748,824
5,095,224	GMO Debt Opportunities Fund, Class VI	129,062,028
4,206,883	GMO Emerging Country Debt Fund, Class IV	126,500,968
12,856,424	GMO Emerging Markets Fund, Class VI	368,979,370
31,791,348	GMO International Equity Fund, Class IV	635,826,967
10,704,161	GMO Quality Fund, Class VI	225,108,513
2,505,401	GMO Risk Premium Fund, Class VI	74,635,898
2,344,726	GMO SGM Major Markets Fund, Class VI	82,440,581
15,397,959	GMO U.S. Equity Allocation Fund, Class VI	231,431,325
9,941,680	GMO U.S. Treasury Fund	248,641,428

	TOTAL MUTUAL FUNDS (COST $2,909,805,478)	2,738,666,520

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
41,917	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 0.80%, due 02/25/36¿	24,017
186,665	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 1.82%, due 05/28/39	103,268
63,826	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 0.96%, due 10/25/30	58,136
16,846	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .60%, 1.12%, due 04/25/34¿	14,250
51,318	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 0.99%, due 10/25/34¿	47,723
29,539	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.77%, due 02/26/34	26,007

	Total Asset-Backed Securities	273,401

	TOTAL DEBT OBLIGATIONS (COST $293,464)	273,401

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
425,467	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (a)	425,467

	TOTAL SHORT-TERM INVESTMENTS (COST $425,467)	425,467

	TOTAL INVESTMENTS — 100.0% (Cost $2,910,524,409)	2,739,365,388
	Other Assets and Liabilities (net) — (0.0%)	(151,760)

	TOTAL NET ASSETS — 100.0%	$2,739,213,628

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

32	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investments	1.5
Preferred Stocks	0.8
Investment Funds	0.1
Rights/Warrants	0.0	^
Swap Contracts	(0.0	)^
Other	0.4

	100.0%

Country/Region Summary¤	% of Investments
United States	40.4%
Japan	12.7
United Kingdom	9.2
Germany	5.4
France	4.5
Other Developed	3.6	‡
Switzerland	3.2
Netherlands	2.6
Australia	2.4
Other Emerging	2.4	†
Taiwan	2.3
China	1.9
Korea	1.7
Hong Kong	1.6
India	1.4
Italy	1.3
Canada	1.2
Spain	1.2
Russia	1.0

	100.0%

&	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

33

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares/ Par Value†	Description	Value ($)
	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
4,018,710	GMO Emerging Markets Fund, Class VI	115,336,964
26,679,611	GMO International Equity Fund, Class IV	533,592,211
11,845,659	GMO Quality Fund, Class VI	249,114,210
16,673,957	GMO U.S. Equity Allocation Fund, Class VI	250,609,576

	TOTAL MUTUAL FUNDS (COST $1,270,691,487)	1,148,652,961

	SHORT-TERM INVESTMENTS — 0.1%

	Time Deposits — 0.1%
1,061,199	State Street Eurodollar Time Deposit, 0.01%, due 09/01/16	1,061,199

	TOTAL SHORT-TERM INVESTMENTS (COST $1,061,199)	1,061,199

	TOTAL INVESTMENTS — 100.0% (Cost $1,271,752,686)	1,149,714,160
	Other Assets and Liabilities (net) — (0.0%)	(89,107)

	TOTAL NET ASSETS — 100.0%	$1,149,625,053

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

34	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.6%
Preferred Stocks	1.5
Short-Term Investments	1.5
Investment Funds	0.1
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Other	0.3

	100.0%

Country/Region Summary¤	% of Investments
United States	34.2%
Japan	11.3
United Kingdom	8.1
Taiwan	5.0
Germany	4.8
China	4.1
France	4.0
Korea	3.7
Other Developed	3.2	‡
Other Emerging	3.1	†
India	3.0
Switzerland	2.8
Netherlands	2.3
Russia	2.3
Australia	2.2
Hong Kong	1.5
Brazil	1.2
Italy	1.2
Canada	1.0
Spain	1.0

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

35

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares/ Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
21,926,485	GMO Emerging Markets Fund, Class VI	629,290,118
59,007,006	GMO International Equity Fund, Class IV	1,180,140,124
24,924,994	GMO Quality Fund, Class VI	524,172,625
34,904,769	GMO U.S. Equity Allocation Fund, Class VI	524,618,677

	TOTAL MUTUAL FUNDS (COST $3,197,909,242)	2,858,221,544

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
828,785	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2016	828,785

	TOTAL SHORT-TERM INVESTMENTS (COST $828,785)	828,785

	TOTAL INVESTMENTS — 100.0% (Cost $3,198,738,027)	2,859,050,329
	Other Assets and Liabilities (net) — 0.00%	469,505

	TOTAL NET ASSETS — 100.0%	$2,859,519,834

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

36	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	56.8%
Debt Obligations	27.6
Short-Term Investments	13.0
Preferred Stocks	1.7
Swap Contracts	0.2
Options Purchased	0.1
Forward Currency Contracts	0.0	^
Rights/warrants	0.0	^
Written Options	0.0	^
Securities Sold Short	(2.0)
Other	2.6

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Mexico	1.0%
New Zealand	1.0
Sweden	1.0
United States	1.0
Other Emerging	0.0	^†
Other Developed	0.0	^‡
Euro Region	0.0	^§
United Kingdom	(1.0)

	3.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	18.1%
China	5.4
Other Developed	5.2	‡
Japan	4.1
South Korea	3.6
United Kingdom	3.3
Taiwan	3.2
Other Emerging	2.3	†
Brazil	2.2
Germany	1.9
France	1.5
South Africa	1.5
Russia	1.2
Netherlands	1.1
India	1.1
Switzerland	1.0

	56.7%

Industry Group Summary	% of Equity Investments#
Technology Hardware & Equipment	8.5%
Banks	8.4
Software & Services	7.2
Insurance	6.7
Energy	6.5
Capital Goods	5.6
Materials	5.3
Utilities	5.1
Telecommunication Services	5.0
Food, Beverage & Tobacco	5.0
Automobiles & Components	4.5
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Semiconductors & Semiconductor Equipment	3.4
Diversified Financials	3.3
Real Estate	3.1
Transportation	3.1
Consumer Durables & Apparel	3.0
Health Care Equipment & Services	3.0
Retailing	2.6
Household & Personal Products	1.9
Food & Staples Retailing	1.6
Media	1.4
Commercial & Professional Services	0.9
Consumer Services	0.5

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

37

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 56.8%

	Australia — 0.7%
817,031	Adelaide Brighton Ltd	3,218,919
109,100	BT Investment Management Ltd	724,344
358,240	BWP Trust (REIT)	873,834
124,248	CIMIC Group Ltd	2,759,129
12,223	Credit Corp Group Ltd	152,358
935,610	Dexus Property Group (REIT)	6,824,846
582,055	Downer EDI Ltd	2,139,600
21,982	Elders Ltd *	60,611
3,258,149	Fairfax Media Ltd	2,408,505
17,620	Flight Centre Travel Group Ltd	487,303
1,558,631	GPT Group (The) (REIT)	6,234,359
382,640	Investa Office Fund (REIT)	1,309,812
161,796	LendLease Group	1,676,590
2,987,084	Mirvac Group (REIT)	5,198,899
492,136	Nine Entertainment Co Holdings Ltd	369,274
69,470	Nufarm Ltd	439,423
1,021,741	OZ Minerals Ltd	4,901,888
52,752	Premier Investments Ltd	650,878
4,327,462	Scentre Group (REIT)	16,144,381
571,474	Shopping Centres Australasia Property Group (REIT)	990,640
338,273	Sonic Healthcare Ltd	5,839,406
984,510	Star Entertainment Grp Ltd (The)	4,359,140
1,110,202	Stockland (REIT)	4,041,713
41,650	Tassal Group Ltd	127,936
3,755,265	Telstra Corp Ltd	14,829,227
634,047	Westfield Corp (REIT)	4,863,105
122,744	Woodside Petroleum Ltd	2,629,635

	Total Australia	94,255,755

	Austria — 0.1%
24,664	Oesterreichische Post AG *	885,885
306,283	OMV AG	8,582,126
113,749	voestalpine AG	3,769,911

	Total Austria	13,237,922

	Belgium — 0.1%
113,083	Ageas	3,921,259
231,456	AGFA-Gevaert NV *	734,014
140,243	bpost SA	3,568,987
8,968	Groupe Bruxelles Lambert SA	787,613
18,268	Melexis NV	1,198,063
60,079	Proximus SADP	1,840,054

	Total Belgium	12,049,990

	Brazil — 0.8%
866,200	Ambev SA	5,147,522
395,330	Banco Bradesco SA	3,562,524

Shares	Description	Value ($)

	Brazil — continued
1,363,300	Banco do Brasil SA	9,798,772
6,804,100	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	37,737,344
1,637,000	Centrais Eletricas Brasileiras SA *	11,421,284
198,273	Cia de Saneamento de Minas Gerais-COPASA	2,026,201
120,600	Cosan Ltd – A Shares	849,024
2,427,013	EDP-Energias do Brasil SA	10,747,642
118,800	Grendene SA	661,104
1,884,200	JBS SA	7,293,602
2,455,600	MRV Engenharia e Participacoes SA	9,353,363
1,289,600	Transmissora Alianca de Energia Eletrica SA	9,265,056

	Total Brazil	107,863,438

	Canada — 0.9%
250,600	Air Canada *	1,712,198
98,100	Alimentation Couche-Tard Inc – Class B	5,059,099
102,200	Bank of Montreal	6,778,524
341,700	BCE Inc	15,964,587
48,600	BCE Inc	2,269,620
62,800	Canadian Imperial Bank of Commerce	4,985,115
48,000	Canadian National Railway Co	3,084,459
33,000	Canadian Tire Corp Ltd – Class A	3,380,273
106,700	Celestica Inc *	1,137,461
146,000	CGI Group Inc – Class A *	7,106,283
17,100	Chorus Aviation Inc	78,107
301,200	CI Financial Corp	5,895,840
33,400	Cogeco Communications Inc	1,616,006
68,800	Corus Entertainment Inc – B Shares	644,770
362,400	IAMGOLD Corp *	1,345,804
114,600	IAMGOLD Corp *	424,020
39,300	Linamar Corp	1,621,867
5,400	Medical Facilities Corp	84,290
497,500	Metro Inc	16,896,942
14,900	National Bank of Canada	523,670
95,000	Power Corp of Canada	2,008,083
32,600	Royal Bank of Canada	2,026,749
430,000	Sun Life Financial Inc	13,568,248
115,200	Toromont Industries Ltd	3,485,692
135,100	Toronto-Dominion Bank (The)	6,028,711
132,400	Transcontinental Inc – Class A	1,938,447
15,460	WestJet Airlines Ltd	285,292

	Total Canada	109,950,157

	Chile — 0.0%
165,805	Empresa Nacional de Telecomunicaciones SA *	1,563,372
130,558	Enersis Americas SA	21,624

38	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Chile — continued
130,558	Enersis Chile SA	13,921

	Total Chile	1,598,917

	China — 5.4%
6,364,000	Agile Property Holdings Ltd	3,609,910
2,680,000	Air China Ltd – Class H	1,978,732
6,661,000	Anhui Conch Cement Co Ltd – Class H	18,656,255
448,000	Anhui Expressway Co Ltd – Class H	367,936
3,298,000	ANTA Sports Products Ltd	8,906,160
6,344,000	Beijing Capital International Airport Co Ltd – Class H	7,141,877
1,992,000	Beijing Capital Land Ltd – Class H	776,532
26,749,000	Belle International Holdings Ltd	17,338,402
12,800	Changyou.com Ltd ADR *	317,184
2,164,000	China BlueChemical Ltd – Class H	412,069
14,902,000	China Communications Construction Co Ltd – Class H	16,192,796
14,406,000	China Communications Services Corp Ltd – Class H	8,456,393
6,964,000	China Everbright Ltd	14,411,790
2,904,000	China Foods Ltd	1,304,733
3,972,000	China High Speed Transmission Equipment Group Co Ltd – Class H	3,654,517
14,572,000	China Jinmao Holdings Group Ltd	4,533,545
4,781,000	China Lesso Group Holdings Ltd	3,351,601
5,187,000	China Machinery Engineering Corp – Class H	3,150,046
4,229,000	China Mengniu Dairy Co Ltd	7,995,634
5,128,500	China Mobile Ltd	63,178,075
38,000	China Mobile Ltd Sponsored ADR	2,306,980
43,930,000	China National Building Material Co Ltd – Class H	19,767,127
33,628,000	China Petroleum & Chemical Corp – Class H	24,035,523
13,130,000	China Power International Development Ltd	4,946,396
12,085,000	China Railway Construction Corp Ltd – Class H	14,748,629
1,780,000	China Railway Group Ltd – Class H	1,314,921
1,230,395	China Resources Beer Holdings Co Ltd	2,835,657
8,784,000	China Resources Cement Holdings Ltd	3,435,474
9,714,963	China Resources Power Holdings Co Ltd	16,733,360
4,824,000	China Shanshui Cement Group Ltd * (a)	—
324,000	China Shineway Pharmaceutical Group Ltd	339,427
7,128,000	China Southern Airlines Co Ltd – Class H	4,220,419
70,406,000	China Telecom Corp Ltd – Class H	36,278,092
12,372,000	China Travel International Investment Hong Kong Ltd	3,628,275

Shares	Description	Value ($)

	China — continued
5,174,500	China ZhengTong Auto Services Holdings Ltd	1,796,303
1,034,000	Chinasoft International Ltd *	476,889
3,272,000	CIFI Holdings Group Co Ltd	1,022,677
656,313	CKH Food & Health Ltd *	1,405,520
22,142,000	CNOOC Ltd	26,712,596
17,447,000	Country Garden Holdings Co Ltd	8,842,303
694,000	Dah Chong Hong Holdings Ltd	302,739
12,196,000	Datang International Power Generation Co Ltd – Class H	3,185,966
4,606,000	Digital China Holdings Ltd	4,140,153
7,936,000	Dongfeng Motor Group Co Ltd – Class H	8,458,639
1,637,000	Far East Horizon Ltd	1,526,041
824,500	Fosun International Ltd	1,138,366
44,356,000	GOME Electrical Appliances Holding Ltd	5,247,674
6,297,000	Greentown China Holdings Ltd *	5,129,762
10,674,000	Guangdong Investment Ltd	16,482,355
8,806,400	Guangzhou R&F Properties Co Ltd – Class H	14,841,516
1,488,000	Haitian International Holdings Ltd	2,991,474
689,500	Hopewell Highway Infrastructure Ltd	401,546
630,000	Hopson Development Holdings Ltd	615,647
15,384,000	Huabao International Holdings Ltd *	5,919,134
14,868,000	Huadian Power International Corp Ltd – Class H	6,637,851
16,802,000	Huaneng Power International Inc – Class H	10,237,660
7,934,000	Jiangsu Expressway Co Ltd – Class H	11,133,969
1,482,000	Ju Teng International Holdings Ltd	438,768
2,439,000	Kingboard Chemical Holdings Ltd	6,341,911
315,500	Kingboard Laminates Holdings Ltd	272,508
471,000	Kingsoft Corp Ltd	960,281
9,709,000	KWG Property Holding Ltd	6,501,716
11,400,000	Lee & Man Paper Manufacturing Ltd	9,182,286
6,020,000	Longfor Properties Co Ltd	9,678,441
300,000	Minth Group Ltd	1,133,461
28,605,000	People’s Insurance Co Group of China Ltd (The) – Class H	11,457,314
15,016,000	PICC Property & Casualty Co Ltd – Class H	24,713,352
12,421,000	Poly Property Group Co Ltd *	3,543,884
3,149,000	Pou Sheng International Holdings Ltd *	1,086,067
65,500	Qunar Cayman Islands Ltd ADR *	1,946,660
2,638,000	Shanghai Industrial Holdings Ltd	6,855,465
1,070,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	344,234
2,480,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	6,798,105
6,262,000	Shenzhen Expressway Co Ltd – Class H	6,610,831

See accompanying notes to the financial statements.	39

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	China — continued
6,813,000	Shenzhen International Holdings Ltd	10,918,318
7,480,500	Shimao Property Holdings Ltd	10,382,050
12,531,500	Shui On Land Ltd	3,549,549
14,580,500	Sino-Ocean Land Holdings Ltd	6,750,554
3,778,000	Sinofert Holdings Ltd	476,396
7,616,000	Sinopec Engineering Group Co Ltd – Class H	6,301,935
19,809,532	Skyworth Digital Holdings Ltd	14,638,232
8,908,000	SOHO China Ltd	5,310,161
328,450	Sohu.com Inc *	13,972,263
1,682,000	Tianjin Development Holdings Ltd	794,969
1,650,000	Tianjin Port Development Holdings Ltd	254,768
3,052,000	Tianneng Power International Ltd	2,506,897
9,409,000	TravelSky Technology Ltd – Class H	20,394,924
1,023,000	Xinhua Winshare Publishing and Media Co Ltd – Class H *	1,039,043
4,512,000	XTEP International Holdings Ltd	2,327,852
1,584,500	Yingde Gases Group Co Ltd	691,544
16,806,000	Yuexiu Property Co Ltd	2,550,542
6,519,000	Yuexiu Real Estate Investment Trust	4,274,251
10,874,000	Zhejiang Expressway Co Ltd – Class H	12,111,213

	Total China	676,081,992

	Czech Republic — 0.2%
920,159	CEZ AS	16,061,139
256,634	Komercni Banka as	8,679,280
80,000	O2 Czech Republic AS	747,725

	Total Czech Republic	25,488,144

	Denmark — 0.3%
4,732	AP Moeller – Maersk A/S – Class B	7,078,890
65,453	Carlsberg A/S – Class B	6,144,141
37,700	Novo Nordisk A/S Sponsored ADR	1,761,344
436,839	Novo Nordisk A/S – Class B	20,444,399

	Total Denmark	35,428,774

	Finland — 0.1%
240,528	Neste Oyj	10,018,521
12,225	Orion Oyj – Class B	462,703
244,312	Sponda Oyj	1,275,686
332,580	UPM-Kymmene Oyj	6,684,846

	Total Finland	18,441,756

	France — 1.8%
168,075	Air France-KLM *	925,130
5,926	Aubay	154,682
1,996,596	AXA SA	42,022,894
464,295	BNP Paribas SA	23,711,770
70,655	Capgemini SA	6,903,669

Shares	Description	Value ($)

	France — continued
73,844	Christian Dior SE	12,796,479
89,320	Cie Generale des Etablissements Michelin	9,521,184
64,441	CNP Assurances	1,039,467
106,240	Legrand SA	6,382,468
21,606	LVMH Moet Hennessy Louis Vuitton SE	3,655,924
82,459	M6-Metropole Television SA	1,464,525
15,093	Nexity SA *	792,046
165,573	Orange SA	2,523,983
67,639	Renault SA	5,554,723
134,386	Rexel SA	2,164,753
165,251	SCOR SE	4,875,759
328,872	Societe Generale SA	12,007,022
20,233	Societe BIC SA	2,956,540
1,459,465	TOTAL SA	69,727,961
1,003,731	Vivendi SA	19,440,972

	Total France	228,621,951

	Germany — 1.7%
174,206	ADVA Optical Networking SE *	1,486,448
352,730	Allianz SE (Registered)	52,435,795
28,656	Axel Springer SE	1,458,533
557,970	BASF SE	45,260,043
102,171	Bayerische Motoren Werke AG	8,877,924
12,181	Bechtle AG	1,359,083
835,318	Daimler AG (Registered)	57,821,467
923,900	Deutsche Lufthansa AG (Registered)	10,747,421
203,655	Evonik Industries AG	6,833,527
7,777	Fraport AG Frankfurt Airport Services Worldwide	433,397
53,287	Hannover Rueck SE	5,447,470
173,931	K+S AG (Registered)	3,635,224
197,906	ProSiebenSat.1 Media SE	8,538,912
7,162	RHOEN-KLINIKUM AG	211,735
5,193	RTL Group SA	437,164
46,883	SAP AG	4,117,261
79,777	Software AG	3,171,866
98,324	STADA Arzneimittel AG	5,272,837

	Total Germany	217,546,107

	Hong Kong — 0.6%
2,625,500	BOC Hong Kong Holdings Ltd	9,166,604
867,000	Champion (REIT)	552,350
992,000	CK Hutchison Holdings Ltd	12,727,800
807,600	Dah Sing Banking Group Ltd	1,481,992
142,800	Dah Sing Financial Holdings Ltd	963,315
36,300	Hang Seng Bank Ltd	635,753
1,227,900	Hongkong Land Holdings Ltd	7,958,376
697,000	Hysan Development Co Ltd	3,360,724

40	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
1,380,000	Kerry Properties Ltd	4,007,833
1,508,500	Link (REIT)	10,957,619
334,000	Luk Fook Holdings International Ltd	761,391
1,549,600	Man Wah Holdings Ltd	1,051,445
829,000	Pacific Textiles Holdings Ltd	1,089,380
67,300	Power Assets Holdings Ltd	642,857
720,000	Sino Land Co Ltd	1,230,546
4,691,000	SJM Holdings Ltd	2,942,942
312,000	Sun Hung Kai Properties Ltd	4,383,061
466,500	Swire Pacific Ltd – Class A	5,146,429
191,900	Television Broadcasts Ltd	684,337
871,000	Wharf Holdings Ltd (The)	6,138,397
570,000	Wheelock & Co Ltd	3,254,762
232,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	47,953
1,860,000	Xinyi Glass Holdings Ltd *	1,598,901

	Total Hong Kong	80,784,767

	Hungary — 0.2%
2,744,536	Magyar Telekom Telecommunications Plc	4,279,476
162,782	MOL Hungarian Oil & Gas Plc	10,160,665
440,734	OTP Bank Plc	11,506,033
75,563	Richter Gedeon Nyrt	1,550,126

	Total Hungary	27,496,300

	India — 1.1%
988,998	Allahabad Bank *	1,241,834
419,341	Andhra Bank	376,541
487,102	Bank of India *	848,700
1,202,314	Cairn India Ltd	3,575,257
1,732,603	Canara Bank *	7,229,525
70,399	Dewan Housing Finance Corp Ltd	304,209
3,013,260	Firstsource Solutions Ltd *	1,976,003
296,164	HCL Technologies Ltd	3,438,439
1,010,294	Hexaware Technologies Ltd	3,056,749
1,093,844	IDBI Bank Ltd *	1,186,616
110,425	IFCI Ltd	46,789
1,216,633	Indiabulls Housing Finance Ltd	14,854,343
2,310,514	Infosys Ltd Sponsored ADR	36,644,752
318,328	Jammu & Kashmir Bank Ltd (The)	333,566
161,103	Karnataka Bank Ltd (The)	362,835
132,817	KPIT Technologies Ltd	252,142
271,419	Mindtree Ltd	2,269,816
165,231	Mphasis Ltd *	1,392,136
247,991	NIIT Ltd *	345,253
542,040	NIIT Technologies Ltd	3,237,437
16,268	Oracle Financial Services Software Ltd	835,321
764,457	Oriental Bank of Commerce	1,429,116

Shares	Description	Value ($)

	India — continued
1,283,356	Power Finance Corp Ltd	2,373,669
1,283,356	Power Finance Corp Ltd Bonus Shares *	2,222,925
2,682,518	Rural Electrification Corp Ltd	9,560,630
393,705	Sonata Software Ltd	905,813
2,450,060	Syndicate Bank *	2,808,615
425,575	Tata Consultancy Services Ltd	15,978,354
1,889,515	Union Bank of India	3,995,341
610,820	Wipro Ltd	4,438,354
928,400	Wipro Ltd ADR	9,581,088
37,878	Zensar Technologies Ltd	610,075

	Total India	137,712,243

	Indonesia — 0.0%
7,657,900	Bank Tabungan Negara Persero Tbk PT	1,158,498
670,400	Indo Tambangraya Megah Tbk PT	574,015

	Total Indonesia	1,732,513

	Ireland — 0.0%
5,400	ICON Plc *	414,666
169,757	Smurfit Kappa Group Plc	4,190,016

	Total Ireland	4,604,682

	Israel — 0.4%
1,137,801	Bank Hapoalim BM	6,109,033
1,166,645	Bank Leumi Le-Israel BM *	4,371,758
1,159,014	Bezeq The Israeli Telecommunication Corp Ltd	2,329,535
272,400	Check Point Software Technologies Ltd *	20,903,976
609,827	Israel Discount Bank Ltd – Class A *	1,101,264
63,270	Mizrahi Tefahot Bank Ltd	763,723
220,392	Teva Pharmaceutical Industries Ltd	11,163,741
37,500	Teva Pharmaceutical Industries Ltd Sponsored ADR	1,889,625

	Total Israel	48,632,655

	Italy — 0.6%
681,429	A2A SPA	904,369
111,682	Amplifon SPA	1,174,711
754,004	Banca Mediolanum SPA	5,238,350
33,753	De’ Longhi SPA	837,280
4,200,357	Enel SPA	18,561,101
1,875,190	Eni SPA	28,308,078
1,089,802	Hera SPA	3,021,142
623,059	Iren SPA	1,025,748
243,225	Italcementi SPA *	2,867,982
5,263	La Doria SPA	65,712
182,852	Poste Italiane SPA	1,275,100
198,329	Recordati SPA	6,002,718

See accompanying notes to the financial statements.	41

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
687	Reply SPA	84,714
300,228	Saras SPA	448,532
194,208	Societa Cattolica di Assicurazioni SCRL	1,125,448
2,506,010	Telecom Italia SPA-Di RISP *	1,837,658

	Total Italy	72,778,643

	Japan — 4.2%
105,300	Aisin Seiki Co Ltd	4,980,960
20,400	Alfresa Holdings Corp	381,075
45,700	AOKI Holdings Inc	471,468
46,200	Aoyama Trading Co Ltd	1,500,650
8,800	Asahi Breweries Ltd	287,924
140,000	Asahi Kasei Corp	1,182,776
38,900	Autobacs Seven Co Ltd	539,301
69,300	Bridgestone Corp	2,383,431
312,000	Calsonic Kansei Corp	2,458,383
73,622	Canon Inc	2,111,160
5,100	Cawachi Ltd	112,875
81,200	Central Japan Railway Co	13,352,636
23,200	Century Tokyo Leasing Corp	872,371
16,000	Chiba Bank Ltd (The)	95,035
56,000	Coca-Cola West Co Ltd	1,270,107
35,100	Concordia Financial Group Ltd *	181,470
249,000	Daicel Corp	3,181,875
205,800	Daiichi Sanyko Co Ltd	4,728,149
243,700	Daiwa House Industry Co Ltd	6,295,818
168,200	DCM Holdings Co Ltd	1,282,048
445,000	Denka Co Ltd	1,881,304
16,100	Exedy Corp	399,742
215,800	Fuji Heavy Industries Ltd	8,589,312
453,822	FUJIFILM Holdings Corp	17,077,485
40,000	Fujitsu General Ltd	813,696
118,600	Haseko Corp	1,124,150
23,900	Hitachi Capital Corp	498,062
19,100	Horiba Ltd	888,637
76,000	Idemitsu Kosan Co Ltd	1,384,896
541,992	Inpex Corp	4,697,800
3,556,600	ITOCHU Corp	41,999,550
461,000	Japan Airlines Co Ltd	14,070,694
149,000	Juroku Bank Ltd (The)	413,884
209,300	K’s Holdings Corp	3,304,959
252,000	Kaneka Corp	2,058,127
549,000	Kanematsu Corp	807,139
1,709,200	KDDI Corp	49,967,825
68,000	Keihin Corp	1,045,638
291,100	Konica Minolta Inc	2,629,700
74,100	Kuraray Co Ltd	1,060,366
2,187,900	Marubeni Corp	10,918,278
210,704	Medipal Holdings Corp	3,337,119

Shares	Description	Value ($)

	Japan — continued
724,300	Mitsubishi Chemical Holdings Corp	4,583,338
834,000	Mitsubishi Electric Corp	10,914,101
22,000	Mitsubishi Tanabe Pharma Corp	408,394
7,182,400	Mitsubishi UFJ Financial Group Inc	39,564,432
834,274	Mitsui & Co Ltd	11,108,378
8,165,100	Mizuho Financial Group Inc	14,226,271
95,700	NHK Spring Co Ltd	903,325
12,200	Nifco Inc	615,072
68,000	Nippon Corp	1,232,382
89,300	Nippon Paper Industries Co Ltd	1,654,491
1,171,700	Nippon Telegraph & Telephone Corp	51,518,555
834,436	Nissan Motor Co Ltd	8,198,761
65,000	Nomura Real Estate Holdings Inc	1,060,093
711,429	NTT DOCOMO Inc	17,941,724
86,000	Onward Holdings Co Ltd	605,300
300,900	Orient Corp *	600,161
276,000	ORIX Corp	3,977,413
562,000	Osaka Gas Co Ltd	2,214,549
333,200	Otsuka Holdings Co Ltd	14,448,746
69,000	PanaHome Corp	510,779
4,300	Pola Orbis Holdings Inc	343,441
318,400	Sekisui Chemical Co Ltd	4,458,170
382,500	Sekisui House Ltd	6,171,191
21,300	Shimamura Co Ltd	2,465,649
3,610,600	Sojitz Corp	8,660,012
935,000	Sumitomo Chemical Co Ltd	4,289,564
785,000	Sumitomo Corp	8,517,858
150,600	Sumitomo Forestry Co Ltd	2,038,730
1,347,100	Sumitomo Mitsui Financial Group Inc	47,124,412
599,000	Sumitomo Mitsui Trust Holdings Inc	2,149,347
106,000	Sumitomo Osaka Cement Co Ltd	480,011
164,600	Sumitomo Rubber Industries Ltd	2,446,930
5,300	Sundrug Co Ltd	383,975
84,500	Suzuken Co Ltd	2,453,507
101,137	TIS Inc	2,401,353
83,500	Toho Holdings Co Ltd	1,623,281
63,100	Tokai Rika Co Ltd	1,251,629
5,800	Token Corp	427,972
345,000	Toppan Printing Co Ltd	3,078,834
19,600	Topre Corp	385,535
537,000	Tosoh Corp	3,313,075
30,800	Toyoda Gosei Co Ltd	710,901
27,000	Toyota Boshoku Corp	619,556
210,400	Toyota Tsusho Corp	4,817,947
71,300	TS Tech Co Ltd	1,658,354
126,000	Tsubakimoto Chain Co	953,118
303,400	UNY Group Holdings Co Ltd	2,998,606
46,600	Valor Holdings Co Ltd	1,258,225
55,000	Wacoal Holdings Corp	588,933

42	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
3,000	Warabeya Nichiyo Co Ltd	54,772
446,067	Yamada Denki Co Ltd	2,086,797
97,000	Yamaguchi Financial Group Inc	1,024,904
81,800	Yokohama Rubber Co Ltd (The)	1,331,242

	Total Japan	525,491,971

	Malaysia — 0.0%
593,000	Ta Ann Holdings Berhad	522,452

	Mexico — 0.5%
1,636,803	Alpek SA de CV	2,826,838
609,700	Arca Continental SAB de CV	3,806,684
2,891,700	Bolsa Mexicana de Valores SAB de CV	5,244,734
242,100	Controladora Comercial Mexicana SAB de CV *	419,823
1,634,693	Gentera SAB de CV	3,194,347
934,355	Gruma SAB de CV – Class B	12,421,534
808,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B	8,040,145
10,900	Grupo Aeroportuario del Sureste SAB de CV ADR	1,661,814
116,860	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,779,559
433,391	Grupo Financiero Interacciones SA de CV – Class O	2,221,496
443,613	Grupo Herdez SAB de CV	949,185
1,099,800	Macquarie Mexico Real Estate Management SA de CV (REIT) *	1,424,556
5,138,500	OHL Mexico SAB de CV *	7,256,931
3,698,200	Wal-Mart de Mexico SAB de CV	8,447,792

	Total Mexico	59,695,438

	Netherlands — 1.1%
116,700	AerCap Holdings NV *	4,664,499
74,440	Heineken Holding NV	6,000,659
62,502	Heineken NV	5,597,765
315,528	ING Groep NV	3,948,944
694,533	Koninklijke Ahold Delhaize NV	16,673,484
1,176,425	NN Group NV	35,124,615
1,491,525	PostNL NV *	6,541,087
102,445	Randstad Holdings NV	4,846,914
93,100	Unilever NV	4,292,841
838,808	Unilever NV CVA	38,594,484
417,720	Wolters Kluwer NV	17,572,218

	Total Netherlands	143,857,510

	New Zealand — 0.0%
77,354	Air New Zealand Ltd	126,789
193,730	Fletcher Building Ltd	1,488,357

Shares	Description	Value ($)

	New Zealand — continued
436,388	SKY Network Television Ltd	1,537,734

	Total New Zealand	3,152,880

	Norway — 0.3%
72,668	Bakkafrost P/F	2,607,149
231,172	BW LPG Ltd	609,336
937,678	Orkla ASA	8,581,155
7,631	Salmar ASA	211,184
935,617	Statoil ASA	14,677,789
94,800	Statoil ASA Sponsored ADR	1,483,620
393,948	Storebrand ASA *	1,663,804
389,523	Telenor ASA	6,792,917
227,127	Yara International ASA	8,043,249

	Total Norway	44,670,203

	Poland — 0.4%
369,344	Asseco Poland SA	5,388,853
453,330	Bank Millennium SA *	671,857
1,250,391	Enea SA *	3,158,355
882,415	KGHM Polska Miedz SA *	16,540,950
14,251	mBank SA *	1,422,547
3,057,476	PGE Polska Grupa Energetyczna SA	9,033,415
2,572,448	Polskie Gornictwo Naftowe i Gazownictwo SA	3,513,117
10,429,075	Tauron Polska Energia SA *	7,417,232

	Total Poland	47,146,326

	Portugal — 0.0%
333,206	CTT – Correios de Portugal SA	2,447,459
49,697	EDP – Energias de Portugal SA	166,963
34,178	REN-Redes Energeticas Nacionais SGPS SA	99,885

	Total Portugal	2,714,307

	Russia — 1.2%
4,311,900	Aeroflot PJSC *	6,522,209
16,693,437	Gazprom PAO Sponsored ADR	67,496,924
759,165	Lukoil PJSC Sponsored ADR	34,022,605
12,378,900	Magnitogorsk Iron & Steel Works OJSC	5,749,192
355,220	Novolipetsk Steel PJSC	496,368
2,099,349	Rosneft PJSC GDR (Registered)	10,961,255
497,603,311	RusHydro PJSC	6,047,948
513,619	Tatneft PAO Sponsored ADR	15,146,579

	Total Russia	146,443,080

	Singapore — 0.3%
1,024,900	Ascendas Real Estate Investment Trust	1,841,875
2,235,100	CapitaLand Commercial Trust (REIT)	2,532,344
1,937,000	CapitaLand Mall Trust (REIT)	3,069,202

See accompanying notes to the financial statements.	43

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued
386,900	DBS Group Holdings Ltd	4,250,781
94,000	Fortune Real Estate Investment Trust	120,140
328,300	InterOil Corp *	16,112,964
726,300	SATS Ltd	2,509,828
93,800	Sino Grandness Food Industry Group Ltd	33,330
230,500	UOL Group Ltd	939,186
4,013,100	Yangzijiang Shipbuilding Holdings Ltd	2,249,748

	Total Singapore	33,659,398

	South Africa — 1.5%
295,155	AECI Ltd	2,066,906
2,691,606	African Bank Investments Ltd * (a)	183
255,551	African Rainbow Minerals Ltd	1,519,321
86,387	Astral Foods Ltd	766,557
1,437,468	AVI Ltd	8,707,170
1,228,474	Barclays Africa Group Ltd	12,454,906
1,406,085	Barloworld Ltd	7,960,095
487,590	Bidvest Group Ltd (The)	5,042,967
772,756	Clicks Group Ltd	6,357,565
215,656	DataTec Ltd	733,677
3,261	Distell Group Ltd	38,004
90,374	EOH Holdings Ltd	884,019
2,730,824	FirstRand Ltd	8,204,048
484,392	Hyprop Investments Ltd (REIT)	4,240,028
881,041	Imperial Holdings Ltd	9,458,619
74,387	JSE Ltd	789,466
131,533	Kumba Iron Ore Ltd *	1,197,710
325,555	Lewis Group Ltd	919,632
723,143	Liberty Holdings Ltd	5,539,330
3,844,497	MMI Holdings Ltd	5,909,718
296,545	Mondi Ltd	5,992,066
1,151,517	Nedbank Group Ltd	16,188,896
193,563	Omnia Holdings Ltd	2,274,529
39,374	Pioneer Foods Group Ltd	455,940
6,146,567	Redefine Properties Ltd	4,616,390
2,229,777	RMB Holdings Ltd	8,927,317
1,828,684	SA Corporate Real Estate Fund Nominees Pty Ltd	650,059
6,876	Sanlam Ltd	29,241
70,539	Santam Ltd	1,064,821
372,489	Sasol Ltd	9,403,251
2,613,062	Sibanye Gold Ltd	10,155,879
196,118	Sibanye Gold Ltd Sponsored ADR	3,026,101
466,311	SPAR Group Ltd (The)	6,093,028
385,196	Standard Bank Group Ltd	3,492,804
821,362	Super Group Ltd *	2,264,061
1,369,993	Telkom SA SOC Ltd	5,672,325
1,835,780	Truworths International Ltd	9,514,565

Shares	Description	Value ($)

	South Africa — continued
204,264	Tsogo Sun Holdings Ltd	422,618
1,460,353	Vodacom Group Ltd	15,199,792
27,890	Vukile Property Fund Ltd	32,411
230,181	Wilson Bayly Holmes-Ovcon Ltd	2,327,040

	Total South Africa	190,593,055

	South Korea — 3.4%
707,630	BNK Financial Group Inc	5,603,798
59,566	Coway Co Ltd	4,448,992
15,350	Crown Confectionery Co Ltd	401,224
628	Dae Han Flour Mills Co Ltd	97,950
79,198	Daelim Industrial Co Ltd	5,736,295
75,037	Daishin Securities Co Ltd	687,831
486,387	Daou Technology Inc	9,165,696
323,059	DGB Financial Group Inc	2,644,028
128,139	Dongbu Insurance Co Ltd	7,747,799
45,727	E-MART Inc	6,451,108
115,032	Eugene Investment & Securities	260,815
64,793	GS Holdings	2,863,915
7,421	GS Home Shopping Inc	1,046,764
250,094	Hana Financial Group Inc	6,550,329
165,121	Hankook Tire Co Ltd	8,258,232
10,666	Hansol Paper Co Ltd	207,385
140,861	Hanwha Corp	4,620,163
93,157	Hanwha General Insurance Co Ltd	535,744
1,075,733	Hanwha Life Insurance Co Ltd	5,458,613
58,900	Harim Holdings Co Ltd *	229,830
61,081	Hyundai Department Store Co Ltd	6,859,767
10,329	Hyundai Home Shopping Network Corp	1,138,508
200,871	Hyundai Marine & Fire Insurance Co Ltd	6,082,181
180,587	Hyundai Mobis Co Ltd	42,083,704
397,781	Hyundai Motor Co	47,386,681
18,367	Hyundai Steel Co	842,725
846,699	Industrial Bank of Korea	8,907,418
464,157	JB Financial Group Co Ltd	2,456,297
3,630	Kangnam Jevisco Co Ltd	123,672
701,293	KB Financial Group Inc	24,468,127
1,136,150	Kia Motors Corp	42,708,373
22,364	Kolon Industries Inc	1,641,565
7,201	Korea Electric Terminal Co Ltd	493,194
7,955	Korea Petrochemical Ind Co Ltd	1,388,515
240,515	Korean Reinsurance Co	2,577,134
186,524	KT Hitel Co Ltd *	1,241,013
204,765	KT&G Corp	21,467,493
6,150	Kukdo Chemical Co Ltd	314,836
12,141	Kyobo Securities Co Ltd	105,229
16,231	LF Corp	316,729
454,683	LG Display Co Ltd	12,196,162
137,105	LG International Corp	4,076,218

44	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
1,423	Lotte Chilsung Beverage Co Ltd	1,911,075
1,929	Lotte Food Co Ltd	1,165,179
46,585	LOTTE Himart Co Ltd	1,836,501
56,917	Lotte Shopping Co Ltd	10,337,297
185,834	Meritz Fire & Marine Insurance Co Ltd	2,593,350
50,089	NCSoft Corp	12,085,207
51,964	Poongsan Corp	1,457,953
24,042	Samjin Pharmaceutical Co Ltd	692,228
187,930	Samsung Card Co Ltd	7,441,174
29,684	Samsung Electronics Co Ltd	43,055,695
8	Samsung Electronics Co Ltd GDR	5,789
75,147	Seah Besteel Corp	1,620,581
31,817	Shinsegae Inc	5,795,752
113,550	SK Innovation Co Ltd	14,738,149
77,437	SKC Co Ltd	1,900,466
50,544	Soulbrain Co Ltd	2,796,728
122,466	Tongyang Life Insurance Co Ltd	1,320,964
4,408	Unid Co Ltd	174,148
1,225,697	Woori Bank	11,646,167

	Total South Korea	424,466,455

	Spain — 0.6%
1,334,531	Abengoa Yield Plc	25,235,981
81,037	Ebro Foods SA	1,814,082
1,144,185	Endesa SA	23,317,156
285,312	Iberdrola SA	1,879,329
1,000,998	International Consolidated Airlines Group SA	5,040,720
968,786	Repsol SA	13,014,042
9,548	Viscofan SA	522,241

	Total Spain	70,823,551

	Sweden — 0.3%
181,853	Axfood AB	3,227,532
11,034	Bonava AB – B Shares *	133,017
108,238	Fastighets AB Balder – B Shares *	3,020,660
87,189	Industrivarden AB – C Shares	1,587,290
54,085	Intrum Justitia AB	1,706,026
889,005	Meda AB – A Shares	16,200,263
11,034	NCC AB – Class B	274,949
539,513	Sandvik AB	5,852,364
50,940	Svenska Cellulosa AB SCA – Class B	1,565,672
466,110	Telefonaktiebolaget LM Ericsson – B Shares	3,319,761
7,563	Tethys Oil AB	47,484
56,021	Wihlborgs Fastigheter AB	1,216,804

	Total Sweden	38,151,822

Shares	Description	Value ($)

	Switzerland — 1.0%
191,293	Adecco Group AG (Registered)	11,020,346
3,766	Ascom Holding AG (Registered)	68,960
11,535	Cembra Money Bank AG *	835,680
1,154	dorma & kaba Holding AG – Class B (Registered)	906,404
221	Emmi AG (Registered) *	147,461
6,712	EMS-Chemie Holding AG (Registered)	3,574,229
6,289	Flughafen Zuerich AG (Registered)	1,164,105
673	Forbo Holdings AG (Registered) *	924,924
2,537	Georg Fischer AG (Registered)	2,041,820
727	Givaudan SA (Registered)	1,503,749
2,818	Helvetia Holding AG (Registered)	1,409,616
448	Komax Holding AG (Registered)	108,885
58,789	Kuehne & Nagel International AG (Registered)	8,213,731
63,777	Logitech International SA (Registered)	1,337,113
223,893	Nestle SA (Registered)	17,842,653
41,188	Novartis AG (Registered)	3,244,090
19,143	Roche Holding AG	4,672,808
413	Sika AG	1,969,105
20,309	Swiss Life Holding AG (Registered) *	5,091,774
543,404	Swiss Re AG	45,921,215
200,725	Syngenta AG ADR	17,513,256
9,109	UBS Group AG (Registered)	132,005
3,520	Vontobel Holding AG (Registered)	170,136
7,310	Zurich Insurance Group AG *	1,871,860

	Total Switzerland	131,685,925

	Taiwan — 3.2%
8,467,000	Advanced Semiconductor Engineering Inc	10,302,514
2,450,000	Asustek Computer Inc	20,693,277
6,114,000	AU Optronics Corp	2,384,456
1,094,000	BES Engineering Corp	186,385
4,954,440	Chang Hwa Commercial Bank Ltd	2,486,326
3,567,200	China Life Insurance Co Ltd	3,152,943
1,470	Chunghwa Telecom Co Ltd	5,277
12,211,000	Compal Electronics Inc	7,227,398
957,000	CTBC Financial Holding Co Ltd	552,520
4,997,286	E.Sun Financial Holding Co Ltd	2,807,738
1,731,980	Far Eastern New Century Corp	1,275,083
4,207,507	Foxconn Technology Co Ltd *	11,784,337
13,691,000	Fubon Financial Holding Co Ltd	19,326,344
174,000	Grape King Bio Ltd	1,304,781
30,377,876	Hon Hai Precision Industry Co Ltd	84,027,538
5,752,854	Hua Nan Financial Holdings Co Ltd – Class C	2,961,178
20,874,000	Innolux Corp	7,352,302
10,312,000	Inventec Corp	7,636,675

See accompanying notes to the financial statements.	45

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
43,000	Kinik Co	71,886
7,007,475	Lite-On Technology Corp	10,587,217
2,889,600	Mercuries Life Insurance Co Ltd *	1,373,216
1,413,000	Novatek Microelectronics Corp	4,813,618
12,795,000	Pegatron Corp	30,871,490
607,000	Phison Electronics Corp	4,381,623
10,094,000	Pou Chen Corp	14,598,377
3,869,808	Powertech Technology Inc	10,089,116
729,020	Radiant Opto-Electronics Corp	1,194,100
21,854,000	Shin Kong Financial Holding Co Ltd *	4,785,150
4,110,000	Siliconware Precision Industries Co Ltd	6,120,013
10,673,223	Taishin Financial Holding Co Ltd	4,031,662
6,088,000	Taiwan Business Bank *	1,626,180
3,323,000	Taiwan Cement Corp	3,786,544
352,030	Taiwan Cooperative Financial Holding Co Ltd	154,567
381,000	Taiwan Semiconductor Co Ltd	437,134
3,101,400	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	89,134,236
1,701,000	Teco Electric and Machinery Co Ltd	1,428,232
207,060	Topco Scientific Co Ltd	547,928
160,000	Transcend Information Inc	460,615
1,707,000	Uni-President Enterprises Corp	3,220,860
1,005,000	United Integrated Services Co Ltd	1,570,632
33,972,000	United Microelectronics Corp	12,317,662
6,235,859	Wistron Corp	4,572,593
1,907,000	WPG Holdings Ltd	2,264,601

	Total Taiwan	399,906,324

	Thailand — 0.2%
817,800	Bangkok Bank Pcl NVDR	4,000,852
7,925,000	Krung Thai Bank Pcl (Foreign Registered)	4,345,433
562,200	PTT Pcl (Foreign Registered)	5,649,437
175,300	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	275,888
5,346,300	Thanachart Capital Pcl (Foreign Registered)	6,177,926

	Total Thailand	20,449,536

	Turkey — 0.9%
133,721	Aksa Akrilik Kimya Sanayii	383,701
7,969,425	Eregli Demir ve Celik Fabrikalari TAS	11,989,904
1,456,883	KOC Holding AS	6,323,615
811,942	Soda Sanayii AS	1,125,391
526,592	TAV Havalimanlari Holding AS	2,052,953
3,176,907	Turk Telekomunikasyon AS	6,411,572
1,852,607	Turkcell Iletisim Hizmetleri AS *	6,209,326
5,806,593	Turkiye Halk Bankasi AS	17,426,986

Shares	Description	Value ($)

	Turkey — continued
19,707,327	Turkiye Is Bankasi – Class C	32,040,671
4,032,300	Turkiye Sise ve Cam Fabrikalari AS	4,662,733
14,004,388	Turkiye Vakiflar Bankasi TAO – Class D	20,592,751

	Total Turkey	109,219,603

	United Kingdom — 3.3%
292,227	ARM Holdings Plc Sponsored ADR	19,368,806
976,373	AstraZeneca Plc	63,025,798
100	AstraZeneca Plc Sponsored ADR	3,281
713,545	Balfour Beatty Plc *	2,646,382
119,874	Beazley Plc	613,877
94,669	Bellway Plc	2,897,557
280,249	Berkeley Group Holdings Plc (The)	9,833,027
181,920	Bovis Homes Group Plc	2,141,611
507,066	British American Tobacco Plc	31,459,685
17,900	British American Tobacco Plc Sponsered ADR	2,223,001
56,712	Burberry Group Plc	971,804
768,161	Carillion Plc	2,624,787
5,773,805	Centrica Plc	17,654,941
83,699	Cobham Plc	177,662
327,101	Compass Group Plc	6,191,195
217,708	Crest Nicholson Holdings Plc	1,329,753
1,747,306	Debenhams Plc	1,390,894
454,615	Direct Line Insurance Group Plc	2,207,886
398,675	DS Smith Plc	2,139,322
67,130	Galliford Try Plc	1,001,133
95,491	GlaxoSmithKline Plc	2,055,466
175,700	GlaxoSmithKline Plc Sponsored ADR	7,635,922
1,158,034	Henderson Group Plc	3,627,034
1,870,150	Home Retail Group Plc	3,919,982
374,000	HSBC Holdings Plc	2,774,550
305,225	HSBC Holdings Plc	2,269,320
54,926	IG Group Holdings Plc	686,071
242,850	Imperial Brands Plc	12,738,273
588,326	Inchcape Plc	5,422,000
163,254	Indivior Plc	673,914
155,182	Intermediate Capital Group Plc	1,213,382
1,653,210	J Sainsbury Plc	5,217,085
301,543	Jupiter Fund Management Plc	1,660,445
2,880,372	Kingfisher Plc	14,047,744
420,826	Ladbrokes Plc	849,422
555	Land Securities Group Plc (REIT)	7,973
891,313	Legal & General Group Plc	2,465,468
580,330	Man Group Plc	828,870
72,262	Micro Focus International Plc	1,897,444
219,553	Mondi Plc	4,467,528
45,660	National Express Group Plc	212,064

46	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
137,528	Old Mutual Plc	351,303
547,193	Persimmon Plc	13,107,841
275,255	Playtech Plc	3,293,424
422,064	Reckitt Benckiser Group Plc	40,770,812
1,451,949	Royal Mail Plc	9,797,920
633,124	SABMiller Plc	36,582,326
1,010,161	Sage Group Plc (The)	9,624,570
19,774	Savills Plc	192,103
79,730	Spectris Plc	2,029,881
318,759	Tate & Lyle Plc	3,071,797
8,266,583	TIG Finco Plc *	5,427,629
357,834	Unilever Plc	16,611,087
100,702	WH Smith Plc	2,015,502
1,869,494	Wm Morrison Supermarkets Plc	4,837,346
806,353	WPP Plc	18,617,043

	Total United Kingdom	410,902,943

	United States — 19.4%
257,463	3M Co.	46,147,668
240,997	Abbott Laboratories	10,126,694
225,672	Accenture Plc – Class A	25,952,280
98,925	ACCO Brands Corp.*	989,250
191,000	Activision Blizzard, Inc.	7,901,670
59,500	Aetna, Inc.	6,968,640
218,000	Aflac, Inc.	16,171,240
78,700	AGCO Corp.	3,820,098
58,300	Alaska Air Group, Inc.	3,936,999
172,000	Alcoa, Inc.	1,733,760
538,667	Alere, Inc.*	21,078,040
81,173	Alphabet, Inc. – Class C *	62,263,750
14,500	Altisource Portfolio Solutions SA *	472,410
24,800	Altria Group, Inc.	1,639,032
124,200	Amdocs Ltd.	7,466,904
102,200	Ameren Corp.	5,050,724
387,821	American Express Co.	25,433,301
1,654,893	American International Group, Inc.	99,012,248
29,877	Amphenol Corp. – Class A	1,861,636
43,031	Analog Devices, Inc.	2,692,019
127,260	Anthem, Inc.	15,917,681
45,525	Apollo Commercial Real Estate Finance, Inc.	742,058
610,300	Apple, Inc.	64,752,830
16,800	AptarGroup, Inc.	1,310,064
7,100	Argan, Inc.	339,451
122,300	ARMOUR Residential REIT, Inc.	2,719,952
135,100	Arrow Electronics, Inc. *	8,893,633
156,500	Assured Guaranty Ltd.	4,346,005
181,200	AT&T, Inc.	7,407,456
21,600	Atlas Air Worldwide Holdings, Inc. *	802,224

Shares	Description	Value ($)

	United States — continued
24,200	Atmos Energy Corp.	1,783,540
35,900	Atwood Oceanics, Inc.	283,610
10,200	AutoNation, Inc. *	482,970
101,100	Avery Dennison Corp.	7,829,184
209,000	Avnet, Inc.	8,711,120
33,381	Becton, Dickinson and Co.	5,915,447
295,800	Bed Bath & Beyond, Inc.	13,716,246
20,200	Best Buy Co., Inc.	777,296
29,100	BlackRock Capital Investment Corp.	253,752
41,500	Broadridge Financial Solutions, Inc.	2,875,950
69,200	CA, Inc.	2,346,572
7,600	CACI International, Inc. – Class A *	755,136
64,500	California Resources Corp.	640,485
174,702	Capital One Financial Corp.	12,508,663
33,100	Cash America International, Inc.	1,440,843
5,200	Central Garden & Pet Co. – Class A *	126,100
64,403	Cerner Corp. *	4,156,570
25,600	Cheesecake Factory, Inc. (The)	1,316,096
12,600	Chemed Corp.	1,700,118
29,700	Chemical Financial Corp.	1,373,031
94,100	Chimera Investment Corp. (REIT)	1,551,709
18,284	Church & Dwight Co., Inc.	1,817,795
77,000	Cintas Corp.	9,048,270
1,666,637	Cisco Systems, Inc.	52,399,067
164,600	Citigroup, Inc.	7,858,004
37,200	Citrix Systems, Inc. *	3,243,840
68,800	Coach, Inc.	2,626,784
477,103	Coca-Cola Co. (The)	20,720,583
297,759	Cognizant Technology Solutions Corp. – Class A *	17,103,277
137,376	Colgate-Palmolive Co.	10,212,532
9,400	Columbia Sportswear Co.	527,998
44,000	Comcast Corp. – Class A	2,871,440
55,000	Consolidated Edison, Inc.	4,138,750
97,700	Convergys Corp.	2,914,391
600	Cooper Tire & Rubber Co.	20,394
7,100	Cooper-Standard Holding, Inc. *	703,255
42,388	Costco Wholesale Corp.	6,870,671
3,600	CSS Industries, Inc.	91,692
58,552	CVS Health Corp.	5,468,757
410,500	Delta Air Lines, Inc.	15,085,875
32,200	Deluxe Corp.	2,195,074
349,400	Denbury Resources, Inc. *	1,076,152
76,000	Depomed, Inc. *	1,542,040
10,400	Dillard’s, Inc. – Class A	626,496
18,300	Douglas Dynamics, Inc.	587,064
80,500	Dow Chemical Co. (The)	4,318,020
230,300	Dr Pepper Snapple Group, Inc.	21,579,110
16,500	Drew Industries, Inc.	1,680,525

See accompanying notes to the financial statements.	47

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued
50,400	DTE Energy Co.	4,682,160
51,736	Eli Lilly & Co.	4,022,474
3,729,834	EMC Corp.	108,127,888
472,157	Emerson Electric Co.	24,873,231
15,200	Ennis, Inc.	252,016
442,816	EnPro Industries, Inc.	23,867,782
119,500	Ensco Plc – Class A	907,005
897,061	Envision Healthcare Holdings, Inc. *	19,250,929
5,200	ePlus, Inc. *	470,652
11,900	Equifax, Inc.	1,569,610
46,200	Essent Group Ltd. *	1,227,996
29,000	Everest Re Group Ltd.	5,608,020
22,700	Expeditors International of Washington, Inc.	1,149,755
115,300	Express, Inc. *	1,363,999
35,900	F5 Networks, Inc. *	4,406,007
6,400	Fabrinet *	248,448
53,200	First American Financial Corp.	2,292,388
4,000	First Defiance Financial Corp.	181,960
95,500	Fiserv, Inc. *	9,841,275
1,188,000	FMC Technologies, Inc. *	33,501,600
297,700	Foot Locker, Inc.	19,541,028
143,100	Franklin Resources, Inc.	5,223,150
60,500	Gannett Co., Inc.	721,765
26,200	General Dynamics Corp.	3,988,164
35,800	Gentex Corp.	636,882
275,800	Gilead Sciences, Inc.	21,617,204
95,600	Goodyear Tire & Rubber Co. (The)	2,805,860
14,600	Group 1 Automotive, Inc.	866,364
124,600	Guess?, Inc.	2,072,098
4,143	Hanover Insurance Group, Inc. (The)	323,983
3,400	Hartford Financial Services Group, Inc. (The)	139,638
43,900	Hasbro, Inc.	3,588,386
5,100	Hawaiian Holdings, Inc. *	239,598
49,800	Helen of Troy Ltd. *	4,498,932
227,800	Home Depot, Inc. (The)	30,552,536
72,498	Honeywell International, Inc.	8,461,242
4,500	Hooker Furniture Corp.	104,670
186,500	Hormel Foods Corp.	7,135,490
25,100	Hornbeck Offshore Services, Inc. *	137,297
177,200	HP, Inc.	2,546,364
70,120	Humana, Inc.	12,531,145
23,900	IDACORP, Inc.	1,818,073
97,525	Illinois Tool Works, Inc.	11,590,846
26,500	Imperva, Inc. *	1,192,765
1,057,700	Ingram Micro, Inc. – Class A	36,977,192
125,700	Ingredion, Inc.	17,215,872
895,300	Intel Corp.	32,132,317

Shares	Description	Value ($)

	United States — continued
156,900	International Business Machines Corp.	24,928,272
167,000	Interpublic Group of Cos , Inc. (The)	3,864,380
29,000	Intuit, Inc.	3,232,050
5,067	Intuitive Surgical, Inc. *	3,478,090
937,851	ITC Holdings Corp.	42,409,622
110,900	Jabil Circuit, Inc.	2,349,971
287,800	JetBlue Airways Corp. *	4,590,410
2,600	John B. Sanfilippo & Son, Inc.	133,692
683,875	Johnson & Johnson	81,613,642
20,400	Jones Lang LaSalle, Inc.	2,381,700
168,000	JPMorgan Chase & Co.	11,340,000
33,600	KAR Auction Services, Inc.	1,420,608
5,200	Kelly Services, Inc. – Class A	99,424
346,840	KLA-Tencor Corp.	24,022,138
68,500	Korn/Ferry International	1,633,040
90,300	Lear Corp.	10,500,987
1,040,800	Liberty SiriusXM Group – Class C *	34,585,784
91,800	LifeLock, Inc. *	1,527,552
124,000	Lincoln National Corp.	5,955,720
210,400	LinkedIn Corp. – Class A *	40,554,600
3,400	Lowe’s Cos., Inc.	260,304
281,400	LyondellBasell Industries NV – Class A	22,199,646
113,700	Macy’s, Inc.	4,113,666
570,800	Marathon Oil Corp.	8,573,416
39,400	Marathon Petroleum Corp.	1,674,894
43,057	MasterCard, Inc. – Class A	4,160,598
88,500	MBIA, Inc. *	713,310
48,400	McDermott International Inc *	253,132
100,724	McDonald’s Corp.	11,649,738
2,403,068	Media General, Inc. *	42,462,212
253,573	Medtronic Plc	22,068,458
20,900	Meredith Corp.	1,108,536
947,288	Microsoft Corp.	54,431,168
336,355	Monsanto Co.	35,821,807
13,600	Movado Group, Inc.	308,720
79,600	Murphy Oil Corp.	2,126,912
41,280	Murphy USA, Inc. *	3,018,394
105,900	Nasdaq, Inc.	7,541,139
4,600	Navigators Group, Inc. (The)	432,216
33,000	Net 1 UEPS Technologies, Inc. *	322,410
4,900	New Jersey Resources Corp.	164,836
142,706	News Corp. – Class A	2,006,446
127,220	NIKE, Inc. – Class B	7,332,961
20,700	Norfolk Southern Corp.	1,943,730
1,019,244	NorthStar Asset Management Group, Inc.	12,669,203
54,300	Northwest Bancshares, Inc.	842,736
4,200	Oil States International, Inc. *	130,284
39,500	Old Republic International Corp.	759,585
39,700	Omega Protein Corp. *	1,000,837

48	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	United States — continued
164,700	Omnicom Group, Inc.	14,185,611
958,603	Oracle Corp.	39,513,616
96,200	Pandora Media, Inc. *	1,346,800
209,202	Paychex, Inc.	12,692,285
377,000	PDL BioPharma, Inc.	1,097,070
81,110	PepsiCo, Inc.	8,658,493
1,072,044	Pfizer, Inc.	37,307,131
476,253	Philip Morris International, Inc.	47,591,962
25,100	Phillips 66	1,969,095
31,900	Pinnacle West Capital Corp.	2,393,776
698,179	PJT Partners, Inc. – Class A	17,224,076
22,200	PPL Corp.	772,116
24,600	PRA Group, Inc. *	786,708
366,500	PrivateBancorp, Inc.	16,840,675
219,899	Procter & Gamble Co. (The)	19,199,382
9,400	Progressive Corp. (The)	306,064
89,500	Public Service Enterprise Group, Inc.	3,827,020
594,965	QUALCOMM, Inc.	37,524,443
13,300	Quality Systems, Inc.	156,541
45,700	Rent-A-Center, Inc.	558,454
1,886,738	Rite Aid Corp. *	14,207,137
16,500	Rockwell Automation, Inc.	1,912,845
112,300	RR Donnelley & Sons Co.	1,920,330
55,800	Sanmina Corp. *	1,466,424
52,100	SCANA Corp.	3,680,865
101,607	Schlumberger Ltd.	8,026,953
9,500	Selective Insurance Group, Inc.	379,050
44,500	SkyWest, Inc.	1,256,235
87,700	Smith & Wesson Holding Corp. *	2,468,755
54,700	Snap-on, Inc.	8,384,963
13,900	SPX Corp. *	263,266
21,500	SPX FLOW, Inc. *	632,315
428,198	St Jude Medical, Inc.	33,365,188
64,723	Stryker Corp.	7,485,862
19,000	Superior Industries International, Inc.	553,090
9,436	Sykes Enterprises, Inc. *	275,814
109,900	T. Rowe Price Group, Inc.	7,642,446
163,900	Talen Energy Corp. *	2,263,459
32,500	Tech Data Corp. *	2,412,800
159,742	Teradata Corp. *	5,068,614
159,600	Tesoro Corp.	12,037,032
57,700	Texas Instruments, Inc.	4,012,458
42,500	Texas Roadhouse, Inc.	1,881,475
29,000	Thor Industries, Inc.	2,353,350
24,405	TJX Cos., Inc. (The)	1,889,923
1,344,259	TopBuild Corp. *	45,866,117
16,900	Tower International, Inc.	410,670
217,425	Travelers Cos., Inc. (The)	25,810,522
4,500	Triple-S Management Corp – Class B *	98,505

Shares	Description	Value ($)

	United States — continued
32,000	TrueBlue, Inc. *	699,200
32,000	Tupperware Brands Corp.	2,096,960
70,000	Twitter, Inc. *	1,344,700
669,820	Under Armour, Inc. – Class C *	23,879,083
25,000	Unit Corp. *	427,250
147,100	United Parcel Service, Inc. – Class B	16,066,262
48,690	United Technologies Corp.	5,182,077
401,620	UnitedHealth Group, Inc.	54,640,401
32,700	Universal Corp.	1,967,559
478,200	Valero Energy Corp.	26,468,370
26,500	Vera Bradley, Inc. *	396,440
617,900	Verizon Communications, Inc.	32,334,707
14,600	Vertex Pharmaceuticals, Inc. *	1,379,846
68,502	VF Corp.	4,250,549
2,000	Viacom, Inc. – Class A	90,380
44,500	Wabash National Corp. *	620,775
23,700	Waddell & Reed Financial, Inc. – Class A	440,820
31,100	Wal-Mart Stores, Inc.	2,221,784
22,000	Walker & Dunlop, Inc. *	583,000
111,300	Werner Enterprises, Inc.	2,568,804
27,300	WESCO International, Inc. *	1,696,968
573,300	Westar Energy, Inc.	31,497,102
3,300	Western Refining, Inc.	83,028
217,747	WhiteWave Foods Co. (The) *	12,069,716
34,200	Whiting Petroleum Corp. *	249,318
8,796	WW Grainger, Inc.	2,028,885
32,300	Wyndham Worldwide Corp.	2,286,517
324,200	Xerox Corp.	3,193,370
30,075	Zimmer Biomet Holdings, Inc.	3,898,021

	Total United States	2,449,678,716

	TOTAL COMMON STOCKS (COST $7,125,139,322)	7,167,538,201

	PREFERRED STOCKS — 1.7%

	Brazil — 1.3%
3,329,920	Banco Bradesco SA	29,966,393
826,300	Banco do Estado do Rio Grande do Sul SA – Class B	2,763,545
2,482,550	Bradespar SA	7,903,076
2,678,575	Centrais Eletricas Brasileiras SA – Class B *	23,640,341
1,588,400	Cia Energetica de Sao Paulo – Class B	6,635,549
7,671,827	Companhia Energetica de Minas Gerais	20,787,962
994,339	Companhia Energetica de Minas Gerais Sponsored ADR	2,654,885
3,289,700	Itau Unibanco Holding SA	36,521,660
12,495,780	Itausa-Investimentos Itau SA	33,278,740
1,560,700	Vale SA	6,993,475

	Total Brazil	171,145,626

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value †	Description	Value ($)

	Germany — 0.1%
86,142	Jungheinrich AG	2,705,352
256,581	Porsche Automobil Holding SE	12,964,397

	Total Germany	15,669,749

	Russia — 0.0%
698,600	Surgutneftegas OJSC	351,716

	South Korea — 0.3%
58,928	Hyundai Motor Co	5,062,621
96,056	Hyundai Motor Co 2nd Preference	8,655,729
17,355	Samsung Electronics Co Ltd	20,582,494

	Total South Korea	34,300,844

	TOTAL PREFERRED STOCKS (COST $175,587,783)	221,467,935

	RIGHTS/WARRANTS — 0.0%

	South Korea — 0.0%
38,445	Hanwha Corp Rights, Expires 10/05/16 *	—

	United States — 0.0%
2,279,800	Safeway Casa Ley CVR, Expires 01/30/17 *	569,950
2,279,800	Safeway PDC, LLC CVR, Expires 01/30/19 *	113,990

	Total United States	683,940

	TOTAL RIGHTS/WARRANTS (COST $2,425,023)	683,940

	DEBT OBLIGATIONS — 27.6%

	Canada — 0.9%
	Corporate Debt — 0.9%
68,982,800	Nortel Networks Ltd, 0.00%, due 07/15/11 (b)	63,119,262
26,379,600	Nortel Networks Ltd, 10.13%, due 07/15/13 (b)	24,664,926
27,976,000	Nortel Networks Ltd, 10.75%, due 07/15/16 (b)	26,087,620

	Total Corporate Debt	113,871,808

	Total Canada	113,871,808

	Denmark — 0.3%
	Bank Loans — 0.3%
6,982,688	O.W. Bunker & Trading A/S, Ancillary Revolver, 0.00% (b)	6,843,034
11,454,089	O.W. Bunker & Trading A/S, Term Loan A, 1.75% (b)	11,225,007

Par Value †		Description	Value ($)

		Denmark — continued
		Bank Loans — continued
	15,849,007	O.W. Bunker & Trading A/S, Term Loan B, 2.25% (b)	15,532,027

		Total Bank Loans	33,600,068

		Total Denmark	33,600,068

		Puerto Rico — 0.1%
		Municipal Obligations — 0.1%
	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	983,475
	3,012,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	2,172,405
	6,647,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	4,777,531
	12,751,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	9,164,781

		Total Municipal Obligations	17,098,192

		Total Puerto Rico	17,098,192

		United Kingdom — 0.3%
		Corporate Debt — 0.3%
GBP	29,952,343	TWRFIN, Reg S, 8.75%, due 04/02/20	31,072,201

		United States — 26.0%
		Bank Loans — 0.4%
	55,800,201	Sears Roebuck Acceptance Corp., Term Loan, 4.50%, due 06/30/18	54,335,446

		U.S. Government — 25.6%
	55,000,000	U.S. Treasury Note, USBM + 0.19%, 0.53%, due 04/30/18	55,057,585
	25,000,000	U.S. Treasury Note, 0.63%, due 08/31/17	24,984,375
	105,000,000	U.S. Treasury Note, 0.63%, due 11/30/17	104,848,275
	425,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	424,784,100
	100,000,000	U.S. Treasury Note, 0.75%, due 07/31/18	99,878,900
	81,165,000	U.S. Treasury Note, 0.75%, due 08/31/18	81,063,544
	145,000,000	U.S. Treasury Note, 0.75%, due 02/15/19 (c)	144,546,875
	50,000,000	U.S. Treasury Note, 0.88%, due 04/15/19	49,974,600
	55,000,000	U.S. Treasury Note, 1.00%, due 05/15/18	55,180,455
	190,000,000	U.S. Treasury Note, 1.00%, due 09/30/19	190,252,320
	105,000,000	U.S. Treasury Note, 1.25%, due 10/31/19	105,906,465
	105,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	105,762,930
	55,000,000	U.S. Treasury Note, 1.38%, due 07/31/18	55,575,795
	50,000,000	U.S. Treasury Note, 1.38%, due 02/28/19	50,609,400
	90,000,000	U.S. Treasury Note, 1.38%, due 01/31/20	91,051,200

50	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value † / Number of Contracts		Description	Value ($)

		United States — continued
		U.S. Government — continued
	40,000,000	U.S. Treasury Note, 1.50%, due 01/31/19	40,593,760
	30,000,000	U.S. Treasury Note, 1.50%, due 03/31/19	30,469,920
	280,000,000	U.S. Treasury Note, 1.50%, due 10/31/19 (c)	284,517,240
	25,000,000	U.S. Treasury Note, 1.63%, due 06/30/19	25,491,200
	100,000,000	U.S. Treasury Note, 1.63%, due 07/31/19	101,988,300
	280,000,000	U.S. Treasury Note, 1.63%, due 08/31/19	285,600,000
	100,000,000	U.S. Treasury Note, 1.63%, due 07/31/20	101,976,600
	50,000,000	U.S. Treasury Note, 1.75%, due 09/30/19	51,193,350
	35,000,000	U.S. Treasury Note, 2.75%, due 05/31/17	35,550,970
	75,000,000	U.S. Treasury Note, 3.13%, due 05/15/19	79,438,500
	72,000,000	U.S. Treasury Note, 3.38%, due 11/15/19	77,411,232
	40,000,000	U.S. Treasury Note, 3.50%, due 05/15/20	43,503,120
	290,000,000	U.S. Treasury Note, 3.63%, due 08/15/19 (c)	312,611,010
	110,000,000	U.S. Treasury Note, 3.63%, due 02/15/20	119,646,450

		Total U.S. Government	3,229,468,471

		Total United States	3,283,803,917

		TOTAL DEBT OBLIGATIONS (COST $3,498,536,975)	3,479,446,186

		OPTIONS PURCHASED — 0.1%

		Currency Options — 0.0%
EUR	31,901,000	EUR Call/USD Put, Expires 03/06/17, Strike 1.15, (OTC) (CP-GS)	606,920
USD	35,445,000	USD Call/CHF Put, Expires 03/06/17, Strike 1.00, (OTC) (CP-BCLY)	560,740

		Total Currency Options	1,167,660

Number of Contracts	Description	Value ($)

	Equity Options — 0.1%
3,900	Alcoa, Inc., Put, Expires 01/20/17, Strike 10.00	351,000
2,000	Depomed, Inc., Put, Expires 12/16/16, Strike 19.00	540,000
300	F5 Networks, Inc., Put, Expires 01/20/17, Strike 120.00	216,000
1,120	Humana, Inc., Put, Expires 01/20/17, Strike 175.00	1,590,400
900	Imperva, Inc., Put, Expires 01/20/17, Strike 40.00	291,600
2,400	LifeLock, Inc., Put, Expires 01/20/17, Strike 16.00	276,000
400	Norfolk Southern Corp., Put, Expires 01/20/17, Strike 95.00	234,000
2,800	Pandora Media, Inc., Put, Expires 01/20/17, Strike 13.00	378,000
2,300	RR Donnelley & Sons Co., Put, Expires 12/16/16, Strike 17.00	241,500
2,413	Sears Holdings Corp., Put, Expires 01/19/18, Strike 10.00	735,965
3,860	Sears Holdings Corp., Put, Expires 01/19/18, Strike 8.00	799,020
1,964	Sears Holdings Corp., Put, Expires 06/15/18, Strike 10.00	707,040
2,750	Sears Holdings Corp., Put, Expires 06/15/18, Strike 8.00	687,500
2,000	Twitter, Inc., Put, Expires 01/20/17, Strike 18.00	370,000
400	Vertex Pharmaceuticals, Inc., Put, Expires 01/20/17, Strike 90.00	320,000

	Total Equity Options	7,738,025

	Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.0%
EUR	179,430,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	553,402
EUR	58,570,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	357,039

					Total Options on Interest Rate Swaps			910,441

					TOTAL OPTIONS PURCHASED (COST $18,879,662)			9,816,126

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 13.0%

	Money Market Funds — 0.1%
7,425,205	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (d) (e)	7,425,205

	Repurchase Agreements — 11.4%
49,483,675	Barclays Bank plc Repurchase Agreement, dated 08/30/16, maturing on 09/06/16 with a maturity value of $49,486,754 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 01/31/21 and a market value of $50,479,683.	49,483,675
100,512,249	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/25/16, maturing on 09/01/16 with a maturity value of $100,519,089 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 04/30/19 and a market value of $102,449,854.	100,512,249
124,609,630	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/26/16, maturing on 09/02/16 with a maturity value of $124,618,110 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 04/30/20 and a market value of $126,990,269.	124,609,630
100,074,511	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/30/16, maturing on 09/06/16 with a maturity value of $100,081,322 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 07/31/20 and a market value of $102,117,904.	100,074,511
209,389,117	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 08/31/16, maturing on 09/07/16 with a maturity value of $209,403,367 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 05/15/19 and a market value of $213,687,223.	209,389,117
52,525,869	Mizuho Securities USA Inc. Repurchase Agreement, dated 8/30/16, maturing on 9/6/16 with a maturity value of $52,529,138 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 08/15/23 and a market value of $53,563,595.	52,525,869
229,198,665	Nomura Securities International Inc. Repurchase Agreement, dated 08/25/16, maturing on 09/01/16 with a maturity value of $229,214,263 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 02/15/25 and a market value of $233,355,355.	229,198,665

Par Value†	Description	Value ($)

	Repurchase Agreements — continued
196,566,230	Nomura Securities International Inc. Repurchase Agreement, dated 08/29/16, maturing on 09/02/16 with a maturity value of $196,573,874 and an effective yield of 0.35%, collateralized by U.S. Treasury Notes with maturity dates 02/28/18 and a market value of $199,902,544.	196,566,230
132,621,229	Nomura Securities International Inc. Repurchase Agreement, dated 08/26/16, maturing on 09/02/16 with a maturity value of $132,630,255 and an effective yield of 0.35%, collateralized by U.S. Treasury Notes with maturity dates 05/15/24 and a market value of $135,095,486.	132,621,229
149,922,524	Nomura Securities International Inc. Repurchase Agreement, dated 08/30/16, maturing on 09/06/16 with a maturity value of $149,932,727 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 11/15/22 and a market value of $152,889,927.	149,922,524
99,922,052	Nomura Securities International Inc. Repurchase Agreement, dated 08/31/16, maturing on 09/07/16 with a maturity value of $99,928,852 and an effective yield of 0.35%, collateralized by a U.S. Treasury Note with maturity date 11/15/22 and a market value of $101,926,618.	99,922,052

	TOTAL REPURCHASE AGREEMENTS (COST $1,444,825,751)	1,444,825,751

	U.S. Government — 1.5%
50,000,000	U.S. Treasury Bill, 0.22%, due 10/20/16(d)(f)	49,985,250
100,000,000	U.S. Treasury Note, 0.63%, due 05/31/17	100,000,000
40,000,000	U.S. Treasury Note, 4.50%, due 05/15/17	41,093,640

	Total U.S. Government	191,078,890

	TOTAL SHORT-TERM INVESTMENTS (COST $1,643,280,527)	1,643,329,846

	TOTAL INVESTMENTS — 99.2% (Cost $12,463,849,292)	12,522,282,234

52	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (2.0)%

	Common Stocks — (2.0)%
	Canada — (0.3)%
(134,032)	Canadian Imperial Bank of Commerce	(10,626,057)
(705,258)	Fortis Inc	(22,183,844)

	Total Canada	(32,809,901)

	France — (0.3)%
(593,952)	Technip SA	(35,170,921)

	United States — (1.4)%
(342,709)	Abbott Laboratories	(14,400,632)
(299,577)	Amsurg Corp. *	(19,448,539)
(695,102)	Colony Capital, Inc. – Class A (REIT)	(12,838,534)
(97,697)	Great Plains Energy, Inc.	(2,653,450)
(173,421)	Lam Research Corp.	(16,183,648)

Shares	Description	Value ($)
	United States — continued
(300,153)	Nexstar Broadcasting Group, Inc. – Class A	(15,824,066)
(9,747,569)	Sirius XM Holdings, Inc. *	(40,354,936)
(665,100)	Under Armour, Inc. – Class A *	(26,357,913)
(383,206)	VMware, Inc. – Class A *	(28,100,496)

	Total United States	(176,162,214)

	TOTAL COMMON STOCKS (PROCEEDS $232,618,111)	(244,143,036)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $232,618,111)	(244,143,036)

	Other Assets and Liabilities (net) — 2.8%	341,649,034

	TOTAL NET ASSETS — 100.0%	$12,619,788,232

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/12/2016	BBH	AUD	382,717	USD	282,064	$(5,497)
09/12/2016	BCLY	AUD	47,105,990	USD	34,878,311	(515,482)
09/12/2016	BOA	AUD	4,277,379	USD	3,150,018	(63,855)
09/08/2016	GS	CAD	16,553,975	USD	12,732,123	108,510
09/19/2016	MSCI	CHF	94,604,147	USD	98,671,896	2,390,528
11/21/2016	BOA	EUR	125,269,355	USD	142,316,635	2,105,388
11/21/2016	GS	EUR	13,292,000	USD	14,880,460	3,016
11/21/2016	JPM	EUR	2,352,291	USD	2,633,000	132
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(7,926,466)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(2,033,466)
11/21/2016	BCLY	GBP	2,261,493	USD	2,971,060	(3,598)
11/21/2016	BOA	GBP	73,617,744	USD	96,879,479	46,262
11/21/2016	MSCI	GBP	303,312	USD	399,000	39
09/12/2016	BOA	HKD	69,997,541	USD	9,028,600	4,558
09/12/2016	SSB	HKD	42,957,499	USD	5,540,102	2,046
09/12/2016	BOA	JPY	2,267,255,009	USD	22,119,000	198,485
09/12/2016	GS	JPY	3,994,170,000	USD	37,847,457	(769,400)
09/12/2016	MSCI	JPY	2,320,197,100	USD	22,876,035	443,660

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/19/2016	BOA	SEK	51,855,408	USD	6,133,576	$71,291
09/19/2016	GS	SEK	1,178,067	USD	137,529	(195)
09/19/2016	MSCI	SEK	158,070,000	USD	18,657,492	177,926
09/19/2016	SSB	SEK	58,893,516	USD	6,923,014	37,922
09/08/2016	GS	USD	30,138,255	CAD	38,531,568	(755,124)
09/12/2016	BBH	USD	40,879	HKD	316,800	(38)
09/12/2016	BCLY	USD	12,839,645	AUD	17,180,000	68,806
09/12/2016	BOA	USD	43,750,934	JPY	4,646,918,000	1,176,890
09/12/2016	GS	USD	26,330,837	AUD	34,586,086	(344,061)
09/12/2016	MSCI	USD	12,820,451	HKD	99,443,520	(251)
09/12/2016	SSB	USD	1,701,995	HKD	13,194,720	(940)
09/19/2016	BCLY	USD	12,406,000	CHF	12,190,880	1,010
09/19/2016	MSCI	USD	14,463,737	SEK	123,311,166	(47,739)
11/21/2016	GS	USD	28,232,319	EUR	24,910,286	(350,782)
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	6,811,322
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	1,574,965

						$2,405,862

Written Options

Equity Options

Number of Contracts			Expiration Date	Description	Premiums	Value
Call	USD	1,837	01/20/2017	Monsanto Co., Strike 105.00	$1,573,649	$(1,460,415)

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
26,458,000	USD	12/20/2018	GS	(Pay)	5.00%	15.35%	Sears Roebuck Acceptance Corp.	NA	$4,504,118
6,000,000	USD	12/20/2018	GS	(Pay)	0.00%	1.00%	Sears Roebuck Acceptance Corp.	NA	(167,575)
22,882,000	EUR	6/20/2021	BOA	(Pay)	1.00%	1.29%	Assicurazioni Generali SpA	NA	291,285
12,166,000	EUR	6/20/2021	CSI	(Pay)	1.00%	1.29%	Assicurazioni Generali SpA	NA	154,872
8,286,000	EUR	6/20/2021	BCLY	(Pay)	1.00%	1.29%	Assicurazioni Generali SpA	NA	105,480
17,147,000	EUR	6/20/2021	JPM	(Pay)	1.00%	1.29%	Assicurazioni Generali SpA	NA	218,279
5,020,000	EUR	6/20/2021	BCLY	(Pay)	1.00%	1.29%	Assicurazioni Generali SpA	NA	63,904
7,530,000	EUR	6/20/2021	JPM	(Pay)	1.00%	1.29%	Assicurazioni Generali SpA	NA	95,856
41,033,800	USD	6/20/2021	GS	(Pay)	1.00%	1.15%	MetLife, Inc.	NA	195,445
44,690,000	USD	6/20/2021	JPM	(Pay)	1.00%	1.15%	MetLife, Inc.	NA	212,860
40,589,000	USD	6/20/2021	MSCI	(Pay)	1.00%	1.05%	Prudential Financial	NA	9,969
45,272,000	USD	6/20/2021	JPM	(Pay)	1.00%	1.05%	Prudential Financial	NA	11,119

									$5,695,612

Premiums to (Pay) Receive									$(9,186,820)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
67,981,538,000	JPY	3/10/2018	GS	3 Month JPY LIBOR plus a spread of (0.59)%	3 Month USD LIBOR	$(3,315,255	)(a)

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(477,846)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(58,196)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(56,863)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	3,086,816
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,923)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,347)
65,181,000	EUR	10/12/2016	10/12/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(264,979)
80,058,000	EUR	10/28/2016	10/28/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(255,633)
79,025,000	EUR	11/14/2016	11/14/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(125,509)
42,433,000	EUR	11/30/2016	11/30/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(87,658)
42,433,000	EUR	11/30/2016	11/30/2023	GS	3 Month EURIBOR	3 Month USD LIBOR	(105,218)
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	10,643,066
37,217,000	EUR	9/5/2017	9/5/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(55,166)

							$12,231,544

						Premiums to (Pay) Receive	$(2,054,723)

[1]	For JPY LIBOR, Fund pays 3 Month JPY LIBOR adjusted by a spread. Spreads range from (0.71)% to (0.81)%.
For EURIBOR, Fund pays 3 Month EURIBOR adjusted by a spread. Spreads range from (0.24)% to (0.52)%.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
12,136,000	GBP	6/15/2021	JPMF (g)	Receive	1.05%	6 Month GBP LIBOR	$439,556
13,938,000	GBP	6/16/2021	JPMF (g)	Receive	1.07%	6 Month GBP LIBOR	521,029
25,540,000	GBP	6/16/2021	JPMF (g)	Receive	1.21%	6 Month GBP LIBOR	1,167,778
1,943,401,000	SEK	12/15/2021	JPMF (h)	Receive	0.08%	3 Month SEK STIBOR	951,465
31,643,000	EUR	12/17/2025	JPMF (h)	(Pay)	0.94%	6 Month EURIBOR	(682,714)
46,593,000	GBP	12/17/2025	JPMF (g)	Receive	1.86%	6 Month GBP LIBOR	3,108,251
408,192,000	MXN	1/5/2026	JPMF (g)	Receive	6.24%	TIIE	252,715
368,508,000	MXN	1/5/2026	JPMF (g)	Receive	6.26%	TIIE	250,598
363,241,000	MXN	1/8/2026	JPMF (g)	Receive	6.29%	TIIE	291,647
539,832,000	MXN	1/27/2026	JPMF (g)	Receive	6.05%	TIIE	(102,801)
33,061,000	GBP	3/11/2026	JPMF (g)	(Pay)	2.12%	6 Month GBP LIBOR	(5,933,968)
248,772,000	MXN	4/30/2026	JPMF (g)	Receive	6.08%	TIIE	(30,490)
207,171,000	MXN	5/11/2026	JPMF (g)	Receive	6.30%	TIIE	163,284
206,109,000	MXN	5/11/2026	JPMF (g)	Receive	6.31%	TIIE	171,057
203,840,000	MXN	5/12/2026	JPMF (g)	Receive	6.36%	TIIE	211,688
12,175,000	GBP	6/17/2026	JPMF (g)	Receive	1.95%	6 Month GBP LIBOR	835,784
367,130,000	MXN	7/22/2026	JPMF (g)	Receive	6.26%	TIIE	210,688
44,380,000	NZD	9/16/2026	JPMF (h)	Receive	2.73%	3 Month NZD Bank Bill Rate	953,708
29,522,000	NZD	9/16/2026	JPMF (h)	Receive	2.86%	3 Month NZD Bank Bill Rate	886,911

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
15,516,000	NZD	9/16/2026	JPMF (h)	Receive	2.88%	3 Month NZD Bank Bill Rate	$483,687
28,990,000	NZD	9/16/2026	JPMF (h)	Receive	2.66%	3 Month NZD Bank Bill Rate	491,507
16,174,000	NZD	9/16/2026	JPMF (h)	Receive	2.79%	3 Month NZD Bank Bill Rate	407,503
90,635,000	USD	9/16/2026	JPMF (h)	(Pay)	1.80%	3 Month USD LIBOR	(508,321)
87,574,000	USD	9/16/2026	JPMF (h)	(Pay)	1.80%	3 Month USD LIBOR	(461,674)
19,957,000	USD	9/16/2026	JPMF (h)	(Pay)	1.69%	3 Month USD LIBOR	(6,058)
33,262,000	USD	9/16/2026	JPMF (h)	(Pay)	1.69%	3 Month USD LIBOR	(12,028)
33,262,000	USD	9/16/2026	JPMF (h)	(Pay)	1.70%	3 Month USD LIBOR	(27,472)
9,226,000	GBP	2/17/2027	JPMF (g)	(Pay)	1.39%	6 Month GBP LIBOR	(810,255)
8,323,000	GBP	5/12/2027	JPMF (g)	(Pay)	1.56%	6 Month GBP LIBOR	(890,910)
3,626,000	EUR	8/21/2027	JPMF (h)	(Pay)	0.56%	6 Month EURIBOR	(57,539)
4,823,000	EUR	11/20/2027	JPMF (h)	(Pay)	0.64%	6 Month EURIBOR	(100,813)
233,528,000	EUR	12/18/2030	JPMF (h)	Receive	1.61%	6 Month EURIBOR	5,201,535
3,039,000	GBP	12/18/2030	JPMF (g)	Receive	2.61%	6 Month GBP LIBOR	276,725
47,244,000	GBP	12/18/2030	JPMF (g)	Receive	2.52%	6 Month GBP LIBOR	4,030,600
118,580,000	EUR	12/17/2031	JPMF (h)	(Pay)	1.19%	6 Month EURIBOR	195,015
9,353,000	GBP	12/17/2031	JPMF (g)	(Pay)	1.55%	6 Month GBP LIBOR	(1,253,862)
2,321,000	GBP	2/9/2032	JPMF (g)	(Pay)	1.61%	6 Month GBP LIBOR	(336,980)
13,002,000	GBP	3/17/2032	JPMF (g)	(Pay)	1.72%	6 Month GBP LIBOR	(2,138,412)
17,061,000	GBP	6/16/2032	JPMF (g)	(Pay)	1.67%	6 Month GBP LIBOR	(2,611,526)
85,733,000	GBP	9/14/2032	JPMF (g)	Receive	1.46%	6 Month GBP LIBOR	9,417,691
445,480,000	EUR	12/20/2045	JPMF (h)	Receive	1.29%	6 Month EURIBOR	22,601,418
27,989,000	EUR	12/20/2045	JPMF (h)	Receive	1.11%	6 Month EURIBOR	673,588
10,150,000	EUR	12/20/2045	JPMF (h)	(Pay)	0.99%	6 Month EURIBOR	(66,305)
25,852,000	EUR	12/20/2045	JPMF (h)	Receive	1.22%	6 Month EURIBOR	1,048,775
24,639,000	EUR	12/20/2045	JPMF (h)	Receive	1.20%	6 Month EURIBOR	905,176
14,157,000	EUR	12/20/2045	JPMF (h)	Receive	1.13%	6 Month EURIBOR	374,079
161,179,000	GBP	12/20/2045	JPMF (g)	Receive	1.87%	6 Month GBP LIBOR	28,066,345
25,346,000	GBP	3/11/2046	JPMF (g)	Receive	2.34%	6 Month GBP LIBOR	13,633,037
66,762,000	GBP	12/19/2046	JPMF (g)	(Pay)	1.54%	6 Month GBP LIBOR	(8,170,355)
38,421,000	GBP	2/9/2047	JPMF (g)	(Pay)	1.61%	6 Month GBP LIBOR	(5,205,121)
41,186,000	GBP	2/17/2047	JPMF (g)	(Pay)	1.63%	6 Month GBP LIBOR	(6,924,853)
35,290,000	GBP	5/12/2047	JPMF (g)	(Pay)	1.69%	6 Month GBP LIBOR	(6,461,201)
13,295,000	EUR	8/23/2047	JPMF (h)	(Pay)	1.00%	6 Month EURIBOR	(54,274)
79,797,000	GBP	9/14/2047	JPMF (g)	(Pay)	1.42%	6 Month GBP LIBOR	(16,579,974)
12,539,000	EUR	11/22/2047	JPMF (h)	(Pay)	1.07%	6 Month EURIBOR	(240,321)
8,297,000	EUR	11/22/2047	JPMF (h)	(Pay)	0.97%	6 Month EURIBOR	10,173
27,330,000	EUR	3/14/2048	JPMF (h)	(Pay)	0.86%	6 Month EURIBOR	58,206
511,743,000	EUR	3/18/2048	JPMF (h)	(Pay)	1.20%	6 Month EURIBOR	(24,444,091)
43,694,000	EUR	3/18/2048	JPMF (h)	Receive	0.84%	6 Month EURIBOR	(212,041)

							$13,966,860

						Premiums to (Pay) Receive	$(10,437,592)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
10,451,252	USD	5/1/2017	MSCI	Total return on Industrial Select Sector SPDR Fund	1 Month USD LIBOR minus 0.77%	$86,681

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 4).

(b)	Security is in default.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 2).

(d)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(f)	The rate shown represents yield-to-maturity.

(g)	Swap was cleared through the CME Group Inc.

(h)	Swap was cleared through the LCH.Clearnet Group Ltd.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

See accompanying notes to the financial statements.	57

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.9%
Short-Term Investments	2.0
Preferred Stocks	1.1
Investment Funds	0.1
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Other	(0.1)

100.0%

Country/Region Summary¤	% of Investments
Japan	24.4%
United Kingdom	14.6
Germany	10.3
France	8.4
Other Developed	5.0	‡
Switzerland	4.9
Australia	4.7
Netherlands	4.1
Hong Kong	3.1
Italy	2.6
Spain	2.3
Canada	2.3
Taiwan	2.3
Norway	1.9
China	1.9
Korea	1.7
Other Emerging	1.7	†
Israel	1.4
India	1.4
Russia	1.0

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

58

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
3,292,803	GMO Emerging Markets Fund, Class VI	94,503,456
42,547,393	GMO International Equity Fund, Class IV	850,947,867

	TOTAL MUTUAL FUNDS (COST $1,064,106,310)	945,451,323

	SHORT-TERM INVESTMENTS — 0.7%

	Time Deposits — 0.7%
6,980,636	State Street Eurodollar Time Deposit, 0.01%, due 09/01/16	6,980,636

	TOTAL SHORT-TERM INVESTMENTS (COST $6,980,636)	6,980,636

	TOTAL INVESTMENTS — 100.6% (Cost $1,071,086,946)	952,431,959
	Other Assets and Liabilities (net) — (0.6%)	(5,897,464)

	TOTAL NET ASSETS — 100.0%	$946,534,495

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

See accompanying notes to the financial statements.	59

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.8%
Preferred Stocks	2.2
Short-Term Investments	1.4
Investment Funds	0.2
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Other	0.4

	100.0%

Country/Region Summary¤	% of Investments
Japan	18.1%
United Kingdom	10.9
Germany	7.7
Taiwan	7.5
France	6.3
China	6.2
Korea	5.6
India	4.6
Other Developed	3.8	‡
Other Emerging	3.7	†
Switzerland	3.6
Australia	3.5
Russia	3.4
Netherlands	3.1
Hong Kong	2.4
Italy	1.9
Brazil	1.8
Spain	1.7
Canada	1.7
Norway	1.4
Israel	1.1

	100.0%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

60

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares/ Par Value†	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
13,681,050	GMO Emerging Markets Fund, Class VI	392,646,145
39,668,821	GMO International Equity Fund, Class IV	793,376,420

	TOTAL MUTUAL FUNDS (COST $1,333,602,123)	1,186,022,565

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
430,648	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2016	430,648

	TOTAL SHORT-TERM INVESTMENTS (COST $430,648)	430,648

	TOTAL INVESTMENTS — 100.0% (Cost $1,334,032,771)	1,186,453,213
	Other Assets and Liabilities (net) — (0.0%)	(74,481)

	TOTAL NET ASSETS — 100.0%	$1,186,378,732

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

See accompanying notes to the financial statements.	61

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Mutual Fund	49.5%
Short-Term Investments	46.5
Futures Contracts	2.0 #
Debt Obligations	1.5
Forward Currency Contracts	0.6
Other	(0.1)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts. The exposure the Fund has to futures contracts based on notional amounts is 53.3% of net assets.

#	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

62

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	DEBT OBLIGATIONS — 2.0%

	U.S. Government — 2.0%
11,700,000	U.S. Treasury Note, 0.88%, due 03/31/18 (a)	11,715,081
13,500,000	U.S. Treasury Note, USBM + .19%, 0.53%, due 04/30/18	13,514,135

	Total U.S. Government	25,229,216

	TOTAL DEBT OBLIGATIONS (COST $25,223,583)	25,229,216

	MUTUAL FUNDS — 65.6%

	United States — 65.6%
	Affiliated Issuers — 65.6%
33,473,556	GMO U.S. Treasury Fund	837,173,643

	TOTAL MUTUAL FUNDS (COST $836,799,449)	837,173,643

	SHORT-TERM INVESTMENTS — 32.6%

	Money Market Funds — 3.7%
5,240,006	SSgA USD Liquidity Fund-Class S2 Shares (a)	5,240,006
41,685,808	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.20% (b)	41,685,808

	Total Money Market Funds	46,925,814

	U.S. Government — 28.9%
7,000,000	Federal Home Loan Bank Discount Notes, due 11/02/16	6,996,262
30,000,000	U.S. Treasury Bill, 0.00%, due 09/01/16 (a) (c)	30,000,000
55,000,000	U.S. Treasury Bill, 0.20%, due 09/15/16 (a) (c)	54,995,380
10,420,000	U.S. Treasury Bill, 0.22%, due 10/20/16 (c) (d)	10,416,926
60,000,000	U.S. Treasury Bill, 0.23%, due 10/06/16 (a) (c)	59,986,380
30,000,000	U.S. Treasury Bill, 0.24%, due 10/27/16 (c) (d)	29,988,660
30,000,000	U.S. Treasury Bill, 0.27%, due 11/03/16 (a) (c)	29,985,570
18,000,000	U.S. Treasury Bill, 0.36%, due 01/05/17 (a) (c)	17,977,806
80,000,000	U.S. Treasury Bill, 0.44%, due 02/02/17 (a) (c) (d)	79,851,920
13,000,000	U.S. Treasury Note, 0.50%, due 11/30/16 (d)	13,005,421
6,500,000	U.S. Treasury Note, 0.63%, due 05/31/17 (d)	6,500,000
22,400,000	U.S. Treasury Note, 0.75%, due 01/15/17	22,428,896
6,500,000	U.S. Treasury Note, 0.75%, due 06/30/17 (d)	6,505,076

	Total U.S. Government	368,638,297

	TOTAL SHORT-TERM INVESTMENTS (COST $415,565,275)	415,564,111

	TOTAL INVESTMENTS — 100.2% (Cost $1,277,588,307)	1,277,966,970
	Other Assets and Liabilities (net) — (0.2%)	(2,905,432)

	TOTAL NET ASSETS — 100.0%	$1,275,061,538

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/12/2016	JPM	AUD	1,959,632	USD	1,480,383	$7,984
10/12/2016	MSCI	AUD	2,268,329	USD	1,701,225	(1,862)
10/12/2016	SSB	AUD	2,304,239	USD	1,742,500	12,452
10/12/2016	UBS	AUD	3,091,617	USD	2,327,581	6,360
10/11/2016	JPM	CAD	5,000,000	USD	3,792,357	(21,146)
10/11/2016	SSB	CAD	12,360,000	USD	9,542,610	115,629
09/12/2016	UBS	CHF	100,722,981	USD	102,709,645	248,409
09/06/2016	JPM	EUR	12,322,249	USD	13,782,352	35,596
09/06/2016	MSCI	EUR	4,726,517	USD	5,228,168	(44,756)
09/06/2016	UBS	EUR	8,175,000	USD	9,061,849	(58,218)
09/23/2016	JPM	GBP	61,000,000	USD	89,773,395	9,631,440
10/24/2016	JPM	GBP	52,492,423	USD	69,159,397	149,012
10/24/2016	MSCI	GBP	1,053,140	USD	1,377,270	(7,265)
10/24/2016	UBS	GBP	52,492,423	USD	69,038,822	28,437
10/05/2016	UBS	JPY	214,000,000	USD	2,027,168	(44,258)
09/12/2016	JPM	NZD	1,000,000	USD	728,833	3,534
09/06/2016	SSB	USD	97,104,787	EUR	87,263,239	246,473
09/06/2016	UBS	USD	1,612,904	EUR	1,451,181	6,040
09/12/2016	JPM	USD	4,409,525	CHF	4,280,000	(55,662)
09/12/2016	JPM	USD	57,675,116	NZD	80,160,886	465,459
09/12/2016	SSB	USD	525,036	NZD	730,312	4,659
09/12/2016	UBS	USD	7,350,270	CHF	7,050,000	(178,602)
09/23/2016	JPM	USD	1,327,644	GBP	1,000,000	(13,842)
09/30/2016	JPM	USD	58,870,857	JPY	6,000,000,000	(807,088)
10/05/2016	MSCI	USD	169,654,687	JPY	17,399,530,199	(1,234,872)
10/11/2016	JPM	USD	35,248,843	CAD	46,405,278	144,494
10/12/2016	JPM	USD	2,862,938	AUD	3,832,093	14,241
10/12/2016	UBS	USD	2,869,509	AUD	3,832,092	7,669
10/17/2016	MSCI	USD	51,270,393	NZD	71,397,289	436,350
10/31/2016	SSB	USD	24,142,476	JPY	2,462,054,552	(286,313)
11/02/2016	SSB	USD	71,020,646	EUR	63,490,654	(15,224)
11/16/2016	JPM	USD	50,583,866	NZD	70,546,072	444,626

						$9,239,756

See accompanying notes to the financial statements.	63

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
104	Australian Government Bond 10 Yr.	September 2016	$10,777,949	$195,650
58	Canadian Government Bond 10 Yr.	December 2016	6,488,060	9,178
2,242	Euro STOXX 50 Futures	September 2016	75,713,145	3,938,336
2,983	FTSE 100 Index	September 2016	265,260,463	25,524,250
126	Hang Seng Index	September 2016	18,582,902	95,302
2,495	Mini MSCI Emerging Markets	September 2016	110,765,525	6,342,221
308	MSCI Singapore	September 2016	7,003,350	(162,279)
633	MSCI Taiwan Index	September 2016	21,197,503	(262,520)
786	S&P 500 E-Mini Index	September 2016	85,261,350	3,082,285
269	S&P TSX 60 Index	September 2016	34,857,952	587,014
260	Silver	December 2016	24,319,100	(2,005,508)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
919	Soybean(a)	November 2016	$43,330,850	$(7,377,204)
508	SPI 200	September 2016	51,545,927	1,096,024
3,230	U.S. Treasury Note 10 Yr. (CBT)	December 2016	422,877,656	(962,971)
113	UK Gilt Long Bond	December 2016	19,465,927	51,691

			$1,197,447,659	$30,151,469

Sales
2,675	Corn(a)	December 2016	$42,198,125	$7,670,615
1,017	Crude Oil(a)	October 2016	45,459,900	(1,721,810)
977	FTSE/JSE TOP 40	September 2016	30,744,867	334,620
59	Gold 100 OZ(a)	December 2016	7,737,260	185,130
180	Japanese Government Bond 10 Yr. (OSE)	September 2016	263,487,013	1,215,288
781	Nikkei 225(a)	September 2016	127,631,080	(3,497,878)

			$517,258,245	$4,185,965

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

64	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	67.4%
Short-Term Investments	23.4
Debt Obligations	4.3
Investment Funds	2.8
Forward Currency Contracts	(0.0	)^
Rights/Warrants	0.0	^
Written Options	(0.1)
Futures Contracts	(0.3	)+
Other	2.5

	100.0%

Country Summary¤	Debt Obligations as a % of Total Net Assets
United States	27.3
Jamaica	1.2
Other Developed	0.1	‡
Other Emerging	0.8	†

	29.4%

Country Summary¤	Equity Investments as a % of Total Net Assets
United States	56.6
Romania	5.7
Netherlands	3.3
Germany	3.2
Other Developed	1.4	‡

	70.2%

Industry Group Summary	% of Equity Investments #
Diversified Financials	31.1%
Software & Services	25.7
Media	17.6
Capital Goods	8.9
Automobiles & Components	5.2
Utilities	4.4
Retailing	3.0
Insurance	2.4
Energy	1.1
Transportation	0.6

100.0%

(a)	GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

&	In the table above, derivative financial instruments, if any, are based on market values and unrealized appreciation/depreciation rather than notional amounts.

¤	The table excludes short-term investments. The table excludes exposure through forward currency contracts, and includes exposure through derivative financial instruments, if any. The table takes into account the market values of securities and options and the notional amounts of swap contracts and other derivatives, if any. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

+	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

#	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

65

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 67.4%

	Canada — 1.0%
350,000	Alignvest Acquisition Corp – Class A *	2,594,174
6,000,000	Jagercor Energy Corp * (a)	137,258
500,000	MEG Energy Corp *	2,066,494
3,000,000	Newalta Corp	5,764,831

	Total Canada	10,562,757

	Germany — 3.2%
635,000	Brenntag AG	34,529,009

	Ireland — 0.4%
60,000	Ryanair Holdings Plc Sponsored ADR	4,356,600

	Netherlands — 3.3%
970,000	InterXion Holding NV *	36,181,000

	Romania — 2.9%
9,200,000	Electrica SA	31,895,966

	United States — 56.6%
2,630,000	Ally Financial, Inc.	52,705,200
29,000	Amazon.com, Inc. *	22,305,640
285,000	AMETEK, Inc.	13,893,750
745,000	Berkshire Hathaway, Inc. – Class B *	112,115,050
1,230,000	Cimpress NV *	122,102,100
650,000	CommerceHub, Inc. – Series A *	9,613,500
1,410,000	CommerceHub, Inc. – Series C *	20,769,300
1,200,000	General Motors Co.	38,304,000
300,000	HEICO Corp. – Class A	17,064,000
1,597,544	Interactive Brokers Group, Inc. – Class A	57,319,879
775,000	Liberty Global Plc LiLAC – Class A *	21,800,750
1,550,000	Liberty Global Plc LiLAC – Class C *	44,268,000
1,615,000	Liberty Global Plc – Class A *	51,114,750
450,000	Live Nation Entertainment, Inc. *	12,024,000
300,000	Quinpario Acquisition Corp. 2 *	2,964,000
1,170,000	Trupanion, Inc. *	17,585,100

	Total United States	615,949,019

	TOTAL COMMON STOCKS (COST $674,655,436)	733,474,351

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
3,000,000	Jagercor Energy Corp Warrants, Expires 11/17/16 * (a)	—

	TOTAL RIGHTS/WARRANTS (COST $—)	—

Shares / Par Value†		Description	Value ($)
		INVESTMENT FUNDS — 2.8%

		Romania — 2.8%
	151,243,100	Fondul Proprietatea SA Fund *	30,067,828

		TOTAL INVESTMENT FUNDS (COST $35,367,956)	30,067,828

		DEBT OBLIGATIONS — 4.3%

		Convertible Debt — 0.1%
		United States — 0.1%
	2,000,000	Cobalt International Energy, Inc., 2.63%, due 12/01/19	912,500

		Corporate Debt — 3.4%
		Canada — 0.1%
CAD	2,650,000	Newalta Corp, Reg S, 5.88%, due 04/01/21	1,555,971

		Jamaica — 1.1%
	13,500,000	Digicel Group Ltd, 144A, 7.13%, due 04/01/22	10,935,000
	1,220,000	Digicel Group Ltd, 144A, 8.25%, due 09/30/20	1,098,000

		Total Jamaica	12,033,000

		United States — 2.2%
	7,500,000	Pacific Drilling SA, 144A, 5.38%, due 06/01/20	2,175,000
	7,500,000	Pacific Drilling V Ltd., 144A, 7.25%, due 12/01/17	2,925,000
	8,000,000	Weatherford International Ltd., 6.50%, due 08/01/36	5,920,000
	7,500,000	Weatherford International LLC, 6.80%, due 06/15/37	5,587,500
	3,000,000	Weatherford International Ltd., 7.00%, due 03/15/38	2,257,500
	2,000,000	Weatherford International Ltd., 6.75%, due 09/15/40	1,470,000
	5,000,000	Weatherford International Ltd., 5.95%, due 04/15/42	3,512,500

		Total United States	23,847,500

		Total Corporate Debt	37,436,471

		Municipal Obligations — 0.8%
		Puerto Rico — 0.8%
	125,000	Puerto Rico Commonwealth Industrial Development Co., 5.15%, due 07/01/18	78,060
	75,000	Puerto Rico Commonwealth Industrial Development Co., 6.70%, due 07/01/21	44,812
	8,880,000	Puerto Rico Commonwealth Industrial Development Co., 5.20%, due 07/01/23	5,172,600
	4,230,000	Puerto Rico Commonwealth Industrial Development Co., 5.25%, due 07/01/28	2,442,825

66	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	Municipal Obligations — continued
	Puerto Rico — continued
1,220,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/17	768,600
370,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/18	229,319

	Total Puerto Rico	8,736,216

	Total Municipal Obligations	8,736,216

	TOTAL DEBT OBLIGATIONS (COST $48,703,925)	47,085,187

	SHORT-TERM INVESTMENTS — 23.4%

	Money Market Funds — 0.4%
4,465,322	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (b) (c)	4,465,322

	U.S. Government — 23.0%
2,000,000	U.S. Treasury Bill, 0.00%, due 09/01/16 (b) (d) (e)	2,000,000
41,700,000	U.S. Treasury Bill, 0.20%, due 09/22/16 (d)	41,695,038

Shares / Par Value†	Description	Value ($)
	U.S. Government — continued
75,000,000	U.S. Treasury Bill, 0.23%, due 10/06/16 (d)	74,982,975
45,000,000	U.S. Treasury Bill, 0.27%, due 11/03/16 (d)	44,978,355
20,000,000	U.S. Treasury Bill, 0.27%, due 11/17/16 (d) (f)	19,988,400
34,000,000	U.S. Treasury Bill, 0.31%, due 11/25/16 (d)	33,975,350
3,000,000	U.S. Treasury Bill, 0.36%, due 01/05/17 (b) (d) (f)	2,996,301
29,000,000	U.S. Treasury Bill, 0.36%, due 01/12/17 (d)	28,961,459

	Total U.S. Government	249,577,878

	TOTAL SHORT-TERM INVESTMENTS (COST $254,028,989)	254,043,200

	TOTAL INVESTMENTS — 97.9% (Cost $1,012,756,306)	1,064,670,566
	Other Assets and Liabilities (net) — 2.1%	22,888,437

	TOTAL NET ASSETS — 100.0%	$1,087,559,003

A summary of outstanding financial instruments at August 31, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/08/2016	BOA	CAD	8,100,000	USD	6,328,674	$151,833
11/21/2016	BOA	EUR	10,000,000	USD	11,360,850	168,069
09/26/2016	BOA	RON	143,600,000	USD	35,851,600	(136,480)
09/08/2016	BOA	USD	1,968,133	CAD	2,600,000	14,556
11/21/2016	GS	USD	11,289,098	EUR	10,000,000	(96,317)

						$101,661

Futures Contracts (b)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
25	Natural Gas	December 2019	$203,375	$(57,562)
25	Natural Gas	January 2020	201,125	(59,813)
25	Natural Gas	February 2020	197,000	(63,938)
25	Natural Gas	March 2020	179,750	(81,188)
25	Natural Gas	April 2020	179,313	(81,625)
25	Natural Gas	May 2020	181,313	(79,625)
25	Natural Gas	June 2020	183,625	(77,313)
25	Natural Gas	July 2020	185,375	(75,563)
25	Natural Gas	August 2020	185,563	(75,375)
25	Natural Gas	September 2020	187,563	(73,375)
25	Natural Gas	October 2020	192,312	(68,625)
25	Natural Gas	November 2020	201,875	(59,062)
133	Uranium Futures	January 2017	841,225	(324,779)
133	Uranium Futures	February 2017	844,550	(321,454)
133	Uranium Futures	March 2017	846,212	(319,792)
133	Uranium Futures	April 2017	847,875	(318,129)
133	Uranium Futures	May 2017	856,187	(309,817)
133	Uranium Futures	June 2017	857,850	(308,154)

			$7,372,088	$(2,755,189)

+	Buys - Fund is long the futures contract.
-	Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	67

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Put	80	10/21/2016	Amazon.com, Inc., Strike 600.00	$456,173	$(5,120)
Put	80	10/21/2016	Amazon.com, Inc., Strike 615.00	419,738	(7,120)
Put	80	02/17/2017	Amazon.com, Inc., Strike 730.00	595,720	(331,600)
Put	80	02/17/2017	Amazon.com, Inc., Strike 745.00	567,800	(378,400)
Put	550	10/21/2016	Cimpress NV, Strike 90.00	556,711	(82,500)
Put	500	01/20/2017	Cimpress NV, Strike 95.00	500,819	(360,000)
Put	2,400	01/20/2017	Yelp, Inc., Strike 26.00	1,102,659	(192,000)

				$4,199,620	$(1,356,740)

As of August 31, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	All or a portion of this security or derivative is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2016.

(d)	The rate shown represents yield-to-maturity.

(e)	Rate rounds to 0.00%.

(f)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

68	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2016 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	65.9%
Short-Term Investments	19.5
Debt Obligations	12.7
Preferred Stocks	1.1
Investment Funds	0.1
Loan Participations	0.1
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Options Purchased	0.0	^
Forward Currency Contracts	0.0	^
Written/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Swap Contracts	(0.1)
Other	0.7

	100.0%

Country/Region Summary¤	Debt Olbigations as a % of Total Net Assets
United States	8.7%
Other Emerging	6.4	†
Other Developed	0.0	‡
Euro Region	0.0	#

	15.1%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	18.6%
Japan	8.2
United Kingdom	5.6
Other Developed	5.1	‡
Taiwan	3.8
Germany	3.5
China	3.4
South Korea	2.9
France	2.9
Other Emerging	2.9	†
India	2.4
Switzerland	1.9
Russia	1.9
Australia	1.6
Netherlands	1.6
Hong Kong	1.1

	67.4%

&	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

¤	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures
(both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.00%.

69

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2016 (Unaudited)

Shares / Par Value†	Description	Value ($)
	MUTUAL FUNDS — 95.5%

	Affiliated Issuers — 95.5%
3,394,622	GMO Debt Opportunities Fund, Class VI	85,985,781
3,359,086	GMO Emerging Country Debt Fund, Class IV	101,007,705
12,518,699	GMO Emerging Markets Fund, Class VI	359,286,665
31,210,143	GMO International Equity Fund, Class IV	624,202,867
9,762,986	GMO Quality Fund, Class VI	205,315,586
13,901,884	GMO U.S. Equity Allocation Fund, Class VI	208,945,311
14,695,593	GMO U.S. Treasury Fund	367,536,768

	TOTAL MUTUAL FUNDS (COST $2,034,468,041)	1,952,280,683

	DEBT OBLIGATIONS — 4.2%

	Asset-Backed Securities — 0.0%
497,773	Bayview Financial Revolving Asset Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.82%, due 05/28/39	275,383

	U.S. Government — 4.2%
24,817,292	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	28,864,173
14,402,271	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	17,499,666
22,649,691	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	28,620,082
7,915,312	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	11,357,943

	Total U.S. Government	86,341,864

	TOTAL DEBT OBLIGATIONS (COST $82,524,643)	86,617,247

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
305,738	State Street Institutional Treasury Money Market Fund-Premier Class, 0.19% (b)	305,738

	TOTAL SHORT-TERM INVESTMENTS (COST $305,738)	305,738

	TOTAL INVESTMENTS — 99.7% (Cost $2,117,298,422)	2,039,203,668
	Other Assets and Liabilities (net) — 0.3%	6,389,980

	TOTAL NET ASSETS — 100.0%	$2,045,593,648

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 71.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2016 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SPDR - Standard and Poor’s Depositary Receipt

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at August 31, 2016, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSI - Credit Suisse International

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

RON - Romanian Leu

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	71

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$11,848,744	$15,079,313,637	$1,587,476,913	$2,738,666,520
Investments in unaffiliated issuers, at value (Note 2)(b)	255,976,673	9,339,107	3,003,931,390	698,868
Foreign currency, at value (Note 2)(c)	140,708	—	2,611,415	—
Cash	10,504,586	—	—	—
Receivable for investments sold	—	12,447,482	—	151,110
Receivable for Fund shares sold	—	5,000,000	—	—
Dividends receivable	564,537	1,141	6,751,526	92,050
Dividend withholding tax receivable	410,302	—	611,544	—
Receivable for variation margin on open futures contracts (Note 4)	329,440	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	42,686	2,059,177	191,698	22,473
Miscellaneous receivable	4,719	23,318	5,545	234

Total assets	279,822,395	15,108,183,862	4,601,580,031	2,739,631,255

Liabilities:
Payable for investments purchased	4,719	—	36,602	91,916
Payable for Fund shares repurchased	—	16,665,471	2,218,070	156,234
Accrued foreign capital gains tax payable (Note 2)	4,935	—	308,607	—
Payable to affiliate for (Note 5):
Management fee	122,687	9,061,362	—	—
Supplemental support fee – Class MF	—	651,397	—	—
Shareholder service fee	24,889	989,122	—	—
Due to broker (Note 2)	10,064,060	—	—	—
Payable to agents unaffiliated with GMO	33	2,673	660	495
Payable to Trustees and related expenses	2,223	11,930	2,166	3,356
Accrued expenses	138,141	491,074	866,195	165,626

Total liabilities	10,361,687	27,873,029	3,432,300	417,627

Net assets	$269,460,708	$15,080,310,833	$4,598,147,731	$2,739,213,628

Net assets consist of:
Paid-in capital	$632,493,972	$15,669,024,632	$5,043,729,834	$3,160,607,743
Accumulated undistributed net investment income	2,447,187	—	31,830,253	5,982,530
Distributions in excess of net investment income	—	(46,775,648)	—	—
Accumulated net realized gain (loss)	(372,280,882)	(541,279,845)	(593,529,962)	(256,217,624)
Net unrealized appreciation (depreciation)	6,800,431	(658,306)	116,117,606	(171,159,021)

	$269,460,708	$15,080,310,833	$4,598,147,731	$2,739,213,628

Net assets attributable to:
Class III	$7,697,814	$5,374,584,606	$4,598,147,731	$2,739,213,628

Class IV	$261,762,894	$2,662,767,900	$—	$—

Class MF	$—	$7,042,958,327	$—	$—

Shares outstanding:
Class III	355,288	212,084,132	246,445,224	91,380,524

Class IV	12,075,362	105,068,162	—	—

Class MF	—	277,724,998	—	—

Net asset value per share:
Class III	$21.67	$25.34	$18.66	$29.98

Class IV	$21.68	$25.34	$—	$—

Class MF	$—	$25.36	$—	$—

(a) Cost of investments – affiliated issuers:	$11,848,744	$15,079,971,943	$1,543,159,680	$2,909,805,478
(b) Cost of investments – unaffiliated issuers:	$239,382,882	$9,339,107	$2,931,813,441	$718,931
(c) Cost of foreign currency:	$140,695	$—	$2,620,461	$—

72	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,148,652,961	$2,858,221,544	$—	$945,451,323
Investments in unaffiliated issuers, at value (Note 2)(b)	1,061,199	828,785	11,077,456,483	6,980,636
Investments in Repurchase Agreements, at value (Note 2)(c)	—	—	1,444,825,751	—
Foreign currency, at value (Note 2)(d)	—	—	21,296,474	—
Cash	—	—	1,593,750	—
Receivable for investments sold	—	59,564,374	36,024,307	97,673,363
Receivable for Fund shares sold	—	—	—	17,087
Dividends and interest receivable	—	—	17,517,054	2
Dividend withholding tax receivable	—	—	14,348,624	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	15,222,756	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	2,303,292	—
Due from broker (Note 2)	—	—	300,532,313	—
Receivable for open OTC swap contracts (Note 4)	—	—	19,679,750	—
Interest receivable for open OTC swap contracts	—	—	1,891,238	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,867	14,916	634,359	8,712
Miscellaneous receivable	—	106,342	22,068	82,825

Total assets	1,149,724,027	2,918,735,961	12,953,348,219	1,050,213,948

Liabilities:
Investments sold short, at value (Note 2)(e)	—	—	244,143,036	—
Payable for investments purchased	—	—	56,864,778	—
Payable for Fund shares repurchased	—	59,079,141	8,473,605	103,595,030
Payable for closed swap contracts	—	—	187,065	—
Accrued foreign capital gains tax payable (Note 2)	—	—	847,117	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	52,925	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	12,816,894	—
Interest and dividend payable for short sales	—	—	262,689	—
Payable for open OTC swap contracts (Note 4)	—	—	4,981,168	—
Written options outstanding, at value (Note 4)(f)	—	—	1,460,415	—
Payable to agents unaffiliated with GMO	231	429	2,211	165
Payable to Trustees and related expenses	1,530	1,595	10,309	601
Accrued expenses	97,213	134,962	3,457,775	83,657

Total liabilities	98,974	59,216,127	333,559,987	103,679,453

Net assets	$1,149,625,053	$2,859,519,834	$12,619,788,232	$946,534,495

(a) Cost of investments – affiliated issuers:	$1,270,691,487	$3,197,909,242	$—	$1,064,106,310
(b) Cost of investments – unaffiliated issuers:	$1,061,199	$828,785	$11,019,023,541	$6,980,636
(c) Cost of repurchase agreements:	$—	$—	$1,444,825,751	$—
(d) Cost of foreign currency:	$—	$—	$21,321,088	$—
(e) Proceeds from securities sold short:	$—	$—	$232,618,111	$—
(f) Premiums on written options:	$—	$—	$1,573,649	$—

See accompanying notes to the financial statements.	73

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:
Paid-in capital	$1,345,824,409	$3,413,417,844	$13,741,367,263	$1,200,975,865
Accumulated undistributed net investment income	5,772,285	13,148,280	149,267,249	2,286,528
Accumulated net realized gain (loss)	(79,933,115)	(227,358,593)	(1,324,914,774)	(138,072,911)
Net unrealized appreciation (depreciation)	(122,038,526)	(339,687,697)	54,068,494	(118,654,987)

	$1,149,625,053	$2,859,519,834	$12,619,788,232	$946,534,495

Net assets attributable to:
Core Class	$—	$—	$12,619,788,232	$—

Class III	$1,149,625,053	$2,859,519,834	$—	$946,534,495

Shares outstanding:
Core Class	—	—	989,117,787	—

Class III	61,166,559	130,030,104	—	65,429,039

Net asset value per share:
Core Class	$—	$—	$12.76	$—

Class III	$18.79	$21.99	$—	$14.47

74	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,186,022,565	$837,173,643	$137,258	$1,952,280,683
Investments in unaffiliated issuers, at value (Note 2)(b)	430,648	440,793,327	1,064,533,308	86,922,985
Foreign currency, at value (Note 2)(c)	—	—	23	—
Cash	—	7	—	—
Receivable for investments sold	—	—	27,386,848	26,288,124
Receivable for Fund shares sold	—	4,000,000	—	8,466,525
Dividends and interest receivable	—	482,786	1,398,615	431,428
Dividend withholding tax receivable	—	—	22,205	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	12,008,864	334,458	—
Receivable for variation margin on open futures contracts (Note 4)	—	1,741,572	16,125	—
Due from broker (Note 2)	—	—	294	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,636	41,337	—	15,510
Miscellaneous receivable	—	—	12,156	40,235

Total assets	1,186,462,849	1,296,241,536	1,093,841,290	2,074,445,490

Liabilities:
Payable for investments purchased	—	12,053,258	—	139,700
Payable for Fund shares repurchased	—	—	2,431,320	28,595,814
Accrued foreign capital gains tax payable (Note 2)	—	—	801,696	—
Payable to affiliate for (Note 5):
Management fee	—	984,116	1,090,378	—
Shareholder service fee	—	66,262	54,519	—
Payable for variation margin on open futures contracts (Note 4)	—	4,981,056	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	2,769,108	232,797	—
Due to broker (Note 2)	—	86,343	—	—
Written options outstanding, at value (Note 4)(d)	—	—	1,356,740	—
Payable to agents unaffiliated with GMO	165	198	165	330
Payable to Trustees and related expenses	794	1,617	43	363
Accrued expenses	83,158	238,040	314,629	115,635

Total liabilities	84,117	21,179,998	6,282,287	28,851,842

Net assets	$1,186,378,732	$1,275,061,538	$1,087,559,003	$2,045,593,648

(a) Cost of investments – affiliated issuers:	$1,333,602,123	$836,799,449	$317,181	$2,034,468,041
(b) Cost of investments – unaffiliated issuers:	$430,648	$440,788,858	$1,012,439,125	$82,830,381
(c) Cost of foreign currency:	$—	$—	$22	$—
(d) Premiums on written options:	$—	$—	$4,199,620	$—

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2016 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$1,420,258,845	$1,187,328,923	$1,040,358,207	$2,163,929,745
Accumulated undistributed net investment income	1,625,524	—	9,244,629	7,477,007
Distributions in excess of net investment income	—	(19,702,418)	—	—
Accumulated net realized gain (loss)	(87,926,079)	63,467,149	(14,092,394)	(47,718,350)
Net unrealized appreciation (depreciation)	(147,579,558)	43,967,884	52,048,561	(78,094,754)

	$1,186,378,732	$1,275,061,538	$1,087,559,003	$2,045,593,648

Net assets attributable to:
Class III	$1,186,378,732	$48,754,183	$—	$2,045,593,648

Class VI	$—	$1,226,307,355	$1,087,559,003	$—

Shares outstanding:
Class III	44,237,363	1,386,574	—	105,836,512

Class VI	—	34,874,895	53,973,262	—

Net asset value per share:
Class III	$26.82	$35.16	$—	$19.33

Class VI	$—	$35.16	$20.15	$—

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited)

	Alpha Only Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$3,752,518	$6,526	$33,798,697	$458
Dividends from affiliated issuers (Note 10)	36,306	25,452,718	9,867,718	13,144,587
Interest	30,814	100	3,759,947	15,603

Total investment income	3,819,638	25,459,344	47,426,362	13,160,648

Expenses:
Management fee (Note 5)	717,755	52,897,244	—	—
Shareholder service fee – Class III (Note 5)	5,838	4,294,345	—	—
Shareholder service fee – Class IV (Note 5)	139,659	1,352,013	—	—
Supplemental support fee – Class MF (Note 5)	—	3,923,128	—	—
Audit and tax fees	55,476	50,232	42,320	36,064
Custodian and fund accounting agent fees	154,736	54,280	900,864	32,476
Legal fees	21,117	272,044	81,880	54,648
Registration fees	3,680	10,212	—	2,484
Transfer agent fees	18,584	—	—	—
Trustees’ fees and related expenses (Note 5)	1,748	128,111	34,384	25,320
Miscellaneous	27,416	50,968	27,486	10,028

Total expenses	1,146,009	63,032,577	1,086,934	161,020
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(249,361)	(421,176)	(856,153)	(132,940)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(10,201,683)	—	—
Supplemental support fee waived – Class MF (Note 5)	—	(475,076)	—	—
Shareholder service fee waived (Note 5)	—	(1,031,176)	—	—

Net expenses	896,648	50,903,466	230,781	28,080

Net investment income (loss)	2,922,990	(25,444,122)	47,195,581	13,132,568

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,896,712	—	16,785,035	(40,341)
Investments in affiliated issuers	—	53,417,448	(2,440,503)	(143,089,965)
Realized gain distributions from affiliated issuers (Note 10)	433	14,872,143	5,588,005	5,694,385
Futures contracts	(24,582,661)	—	6,495,210	—
Swap contracts	—	—	299,633	—
Foreign currency, forward contracts and foreign currency related transactions	(93,290)	—	5,443,123	—

Net realized gain (loss)	(22,778,806)	68,289,591	32,170,503	(137,435,921)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	28,259,967	—	189,379,688	32,944
Investments in affiliated issuers	—	1,210,348,124	180,770,416	394,457,997
Futures contracts	(9,272,630)	—	(197,030)	—
Swap contracts	—	—	19,340	—
Foreign currency, forward contracts and foreign currency related transactions	131,547	—	(7,231,027)	—

Net change in unrealized appreciation (depreciation)	19,118,884	1,210,348,124	362,741,387	394,490,941

Net realized and unrealized gain (loss)	(3,659,922)	1,278,637,715	394,911,890	257,055,020

Net increase (decrease) in net assets resulting from operations	$(736,932)	$1,253,193,593	$442,107,471	$270,187,588

(a) Withholding tax:	$209,667	$—	$3,128,866	$—

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$—	$42	$147,746,504	$—
Interest	29	—	34,281,861	66
Dividends from affiliated issuers (Note 10)	8,042,856	18,011,461	—	4,216,282

Total investment income	8,042,885	18,011,503	182,028,365	4,216,348

Expenses:
Audit and tax fees	7,636	7,544	96,968	7,544
Custodian, fund accounting agent and transfer agent fees	26,588	28,612	2,999,660	28,244
Dividend expense on short sales	—	—	3,914,655	—
Legal fees	24,104	47,748	270,781	17,020
Registration fees	828	2,024	—	552
Trustees’ fees and related expenses (Note 5)	11,282	22,733	107,614	7,933
Interest expense (Note 2)	—	—	98,097	—
Miscellaneous	5,520	8,740	107,836	4,508

Total expenses	75,958	117,401	7,595,611	65,801
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(63,480)	(92,276)	(3,344,476)	(56,396)

Net expenses	12,478	25,125	4,251,135	9,405

Net investment income (loss)	8,030,407	17,986,378	177,777,230	4,206,943

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	(114,758,384)	—
Investments in affiliated issuers	(59,532,004)	(189,410,416)	—	3,702,966
Realized gain distributions from affiliated issuers (Note 10)	6,577,808	14,043,100	—	—
Investments in securities sold short	—	—	(28,345,694)	—
Futures contracts	—	—	(847,692)	—
Written options	—	—	(22,539,855)	—
Swap contracts	—	—	87,390,798	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	21,897,974	—

Net realized gain (loss)	(52,954,196)	(175,367,316)	(57,202,853)	3,702,966

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	—	1,030,295,589	—
Investments in affiliated issuers	205,762,377	541,664,918	—	98,008,926
Investments in securities sold short	—	—	(13,546,062)	—
Futures contracts	—	—	(4,701)	—
Written options	—	—	34,839,607	—
Swap contracts	—	—	(91,538,900)	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	(23,273,457)	—

Net change in unrealized appreciation (depreciation)	205,762,377	541,664,918	936,772,076	98,008,926

Net realized and unrealized gain (loss)	152,808,181	366,297,602	879,569,223	101,711,892

Net increase (decrease) in net assets resulting from operations	$160,838,588	$384,283,980	$1,057,346,453	$105,918,835

(a) Withholding tax:	$—	$—	$14,179,799	$—

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2016 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$4,005,689	$1,914,399	$—	$10,358,216
Interest	55	542,145	9,957,276	1,380,219
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	27,723	8,032,082	277,881

Total investment income	4,005,744	2,484,267	17,989,358	12,016,316

Expenses:
Management fee (Note 5)	—	5,588,929	6,262,218	—
Shareholder service fee – Class III (Note 5)	—	19,072	—	—
Shareholder service fee – Class VI (Note 5)	—	354,643	313,111	—
Audit and tax fees	7,544	44,896	62,928	29,440
Custodian, fund accounting agent and transfer agent fees	27,048	128,616	180,320	24,380
Legal fees	19,504	43,792	118,036	33,120
Registration fees	2,760	—	276	1,104
Trustees’ fees and related expenses (Note 5)	9,160	9,938	8,489	16,056
Miscellaneous	5,152	18,216	16,744	6,716

Total expenses	71,168	6,208,102	6,962,122	110,816
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(61,088)	(222,824)	—	(93,104)

Net expenses	10,080	5,985,278	6,962,122	17,712

Net investment income (loss)	3,995,664	(3,501,011)	11,027,236	11,998,604

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	45,955	(8,527,408)	8,825,445
Investments in affiliated issuers	(20,023,367)	49,980	505,519	(47,867,355)
Realized gain distributions from affiliated issuers (Note 10)	—	26,758	—	5,256,716
Futures contracts	—	10,040,570	—	—
Written options	—	—	419,205	—
Swap contracts	—	—	135,530	—
Foreign currency, forward contracts and foreign currency related transactions	—	48,326,183	(3,300,267)	—

Net realized gain (loss)	(20,023,367)	58,489,446	(10,767,421)	(33,785,194)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	55,188	112,139,215	(1,506,182)
Investments in affiliated issuers	180,398,301	326,092	(17,953)	240,260,409
Futures contracts	—	35,500,394	(1,475,238)	—
Written options	—	—	2,462,375	—
Swap contracts	—	—	(899,007)	—
Foreign currency, forward contracts and foreign currency related transactions	—	(5,975,114)	855,765	—

Net change in unrealized appreciation (depreciation)	180,398,301	29,906,560	113,065,157	238,754,227

Net realized and unrealized gain (loss)	160,374,934	88,396,006	102,297,736	204,969,033

Net increase (decrease) in net assets resulting from operations	$164,370,598	$84,894,995	$113,324,972	$216,967,637

(a) Withholding tax:	$—	$—	$262,053	$—

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,922,990	$29,576,303	$(25,444,122)	$154,045,787
Net realized gain (loss)	(22,778,806)	2,134,877	68,289,591	(56,381,264)
Change in net unrealized appreciation (depreciation)	19,118,884	(70,370,476)	1,210,348,124	(1,488,947,168)
Accumulated deconsolidation impact (Note 2)	—	—	—	(1,054,490,449)

Net increase (decrease) in net assets from operations	(736,932)	(38,659,296)	1,253,193,593	(2,445,773,094)

Distributions to shareholders from:
Net investment income
Class III	(110,579)	(615,633)	(891,816)	(85,487,336)
Class IV	(3,819,031)	(61,976,715)	(929,691)	(48,744,018)
Class MF	—	—	(3,213,650)	(157,879,410)

Total distributions from net investment income	(3,929,610)	(62,592,348)	(5,035,157)	(292,110,764)

Net realized gains
Class III	—	—	—	(44,107,021)
Class IV	—	—	—	(24,797,845)
Class MF	—	—	—	(79,692,381)

Total distributions from net realized gains	—	—	—	(148,597,247)

Net share transactions (Note 9):
Class III	116,332	(18,040,112)	(941,021,886)	724,704,303
Class IV	(20,006,710)	(2,946,773,242)	(48,725,658)	(396,090,776)
Class MF	—	—	(1,589,564,016)	(2,706,440,865)

Increase (decrease) in net assets resulting from net share transactions	(19,890,378)	(2,964,813,354)	(2,579,311,560)	(2,377,827,338)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	1,972,596	3,249,006
Class IV	—	—	940,514	1,652,987
Class MF	—	—	2,707,556	5,469,002

Increase in net assets resulting from purchase premiums and redemption fees	—	—	5,620,666	10,370,995

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(19,890,378)	(2,964,813,354)	(2,573,690,894)	(2,367,456,343)

Total increase (decrease) in net assets	(24,556,920)	(3,066,064,998)	(1,325,532,458)	(5,253,937,448)

Net assets:
Beginning of period	294,017,628	3,360,082,626	16,405,843,291	21,659,780,739

End of period	$269,460,708	$294,017,628	$15,080,310,833	$16,405,843,291

Accumulated undistributed net investment income	$2,447,187	$3,453,807	$—	$—

Distributions in excess of net investment income	$—	$—	$(46,775,648)	$(16,296,369)

*	Amounts are consolidated through July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$47,195,581	$144,244,953	$13,132,568	$132,943,879
Net realized gain (loss)	32,170,503	(598,780,463)	(137,435,921)	(26,556,395)
Change in net unrealized appreciation (depreciation)	362,741,387	(88,185,945)	394,490,941	(564,399,527)

Net increase (decrease) in net assets from operations	442,107,471	(542,721,455)	270,187,588	(458,012,043)

Distributions to shareholders from:
Net investment income
Class III	(25,699,579)	(147,265,835)	(10,218,888)	(137,881,813)

Total distributions from net investment income	(25,699,579)	(147,265,835)	(10,218,888)	(137,881,813)

Net realized gains
Class III	—	(143,010,501)	—	(193,655,005)

Total distributions from net realized gains	—	(143,010,501)	—	(193,655,005)

Net share transactions (Note 9):
Class III	(123,659,306)	84,996,794	(839,790,772)	(763,046,770)

Increase (decrease) in net assets resulting from net share transactions	(123,659,306)	84,996,794	(839,790,772)	(763,046,770)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	280,766	757,147	1,243,947	1,464,987

Increase in net assets resulting from purchase premiums and redemption fees	280,766	757,147	1,243,947	1,464,987

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(123,378,540)	85,753,941	(838,546,825)	(761,581,783)

Total increase (decrease) in net assets	293,029,352	(747,243,850)	(578,578,125)	(1,551,130,644)

Net assets:
Beginning of period	4,305,118,379	5,052,362,229	3,317,791,753	4,868,922,397

End of period	$4,598,147,731	$4,305,118,379	$2,739,213,628	$3,317,791,753

Accumulated undistributed net investment income	$31,830,253	$10,334,251	$5,982,530	$3,068,850

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,030,407	$40,484,945	$17,986,378	$86,029,002
Net realized gain (loss)	(52,954,196)	82,146,162	(175,367,317)	66,387,365
Change in net unrealized appreciation (depreciation)	205,762,377	(373,116,972)	541,664,919	(712,669,060)

Net increase (decrease) in net assets from operations	160,838,588	(250,485,865)	384,283,980	(560,252,693)

Distributions to shareholders from:
Net investment income
Class III	(3,218,161)	(40,963,522)	(7,337,936)	(87,088,321)

Total distributions from net investment income	(3,218,161)	(40,963,522)	(7,337,936)	(87,088,321)

Net realized gains
Class III	(39,709,256)	(137,293,847)	(55,809,080)	(278,611,210)

Total distributions from net realized gains	(39,709,256)	(137,293,847)	(55,809,080)	(278,611,210)

Net share transactions (Note 9):
Class III	(401,420,142)	90,912,790	(341,557,098)	4,118,970

Increase (decrease) in net assets resulting from net share transactions	(401,420,142)	90,912,790	(341,557,098)	4,118,970

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	358,018	151,021	772,456	744,974

Increase in net assets resulting from purchase premiums and redemption fees	358,018	151,021	772,456	744,974

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(401,062,124)	91,063,811	(340,784,642)	4,863,944

Total increase (decrease) in net assets	(283,150,953)	(337,679,423)	(19,647,678)	(921,088,280)

Net assets:
Beginning of period	1,432,776,006	1,770,455,429	2,879,167,512	3,800,255,792

End of period	$1,149,625,053	$1,432,776,006	$2,859,519,834	$2,879,167,512

Accumulated undistributed net investment income	$5,772,285	$960,039	$13,148,280	$2,499,838

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$177,777,230	$259,945,732	$4,206,943	$34,048,299
Net realized gain (loss)	(57,202,853)	(1,363,176,491)	3,702,966	2,634,243
Change in net unrealized appreciation (depreciation)	936,772,076	(1,181,832,408)	98,008,926	(276,145,346)

Net increase (decrease) in net assets from operations	1,057,346,453	(2,285,063,167)	105,918,835	(239,462,804)

Distributions to shareholders from:
Net investment income
Class III	—	—	(2,100,973)	(34,075,093)

Total distributions from net investment income	—	—	(2,100,973)	(34,075,093)

Net share transactions (Note 9):
Core Class	(2,097,449,117)	13,998,781	—	—
Class III	—	—	(100,273,500)	35,666,797

Increase (decrease) in net assets resulting from net share transactions	(2,097,449,117)	13,998,781	(100,273,500)	35,666,797

Purchase premiums and redemption fees (Notes 2 and 9):
Core Class	4,687,549	10,401,407	—	—
Class III	—	—	167,196	200,552

Increase in net assets resulting from purchase premiums and redemption fees	4,687,549	10,401,407	167,196	200,552

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(2,092,761,568)	24,400,188	(100,106,304)	35,867,349

Total increase (decrease) in net assets	(1,035,415,115)	(2,260,662,979)	3,711,558	(237,670,548)

Net assets:
Beginning of period	13,655,203,347	15,915,866,326	942,822,937	1,180,493,485

End of period	$12,619,788,232	$13,655,203,347	$946,534,495	$942,822,937

Accumulated undistributed net investment income	$149,267,249	$—	$2,286,528	$180,558

Distributions in excess of net investment income	$—	$(28,509,981)	$—	$—

See accompanying notes to the financial statements.	83

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,995,664	$41,758,274	$(3,501,011)	$(10,628,660)
Net realized gain (loss)	(20,023,367)	(8,872,666)	58,489,446	(6,534,870)
Change in net unrealized appreciation (depreciation)	180,398,301	(351,588,187)	29,906,560	(7,724,502)

Net increase (decrease) in net assets from operations	164,370,598	(318,702,579)	84,894,995	(24,888,032)

Distributions to shareholders from:
Net investment income
Class III	(3,101,494)	(41,811,574)	(220,335)	—
Class VI	—	—	(11,884,761)	—

Total distributions from net investment income	(3,101,494)	(41,811,574)	(12,105,096)	—

Net realized gains
Class III	—	(58,512,714)	(8,085)	—
Class VI	—	—	(405,683)	—

Total distributions from net realized gains	—	(58,512,714)	(413,768)	—

Net share transactions (Note 9):
Class III	(110,124,864)	(41,855,340)	23,534,727	(1,442,809,396)
Class VI	—	—	(141,894,401)	1,289,299,894

Increase (decrease) in net assets resulting from net share transactions	(110,124,864)	(41,855,340)	(118,359,674)	(153,509,502)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	434,891	642,512	—	—

Increase in net assets resulting from purchase premiums and redemption fees	434,891	642,512	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(109,689,973)	(41,212,828)	(118,359,674)	(153,509,502)

Total increase (decrease) in net assets	51,579,131	(460,239,695)	(45,983,543)	(178,397,534)

Net assets:
Beginning of period	1,134,799,601	1,595,039,296	1,321,045,081	1,499,442,615

End of period	$1,186,378,732	$1,134,799,601	$1,275,061,538	$1,321,045,081

Accumulated undistributed net investment income	$1,625,524	$731,354	$—	$—

Distributions in excess of net investment income	$—	$—	$(19,702,418)	$(4,096,311)

84	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$11,027,236	$6,735,991	$11,998,604	$85,266,872
Net realized gain (loss)	(10,767,421)	40,207,442	(33,785,194)	1,485,381
Change in net unrealized appreciation (depreciation)	113,065,157	(72,176,731)	238,754,227	(394,050,705)

Net increase (decrease) in net assets from operations	113,324,972	(25,233,298)	216,967,637	(307,298,452)

Distributions to shareholders from:
Net investment income
Class III	—	—	(5,760,245)	(86,263,190)
Class VI	(3,688,182)	(8,063,110)	—	—

Total distributions from net investment income	(3,688,182)	(8,063,110)	(5,760,245)	(86,263,190)

Net realized gains
Class III	—	—	(1,162,716)	(106,172,024)
Class VI	(20,678,991)	(9,220,808)	—	—

Total distributions from net realized gains	(20,678,991)	(9,220,808)	(1,162,716)	(106,172,024)

Net share transactions (Note 9):
Class III	—	—	(132,617,413)	17,977,573
Class VI	(140,960,890)	334,243,331	—	—

Increase (decrease) in net assets resulting from net share transactions	(140,960,890)	334,243,331	(132,617,413)	17,977,573

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	250,797	478,138
Class VI	826,641	3,145,391	—	—

Increase in net assets resulting from purchase premiums and redemption fees	826,641	3,145,391	250,797	478,138

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(140,134,249)	337,388,722	(132,366,616)	18,455,711

Total increase (decrease) in net assets	(51,176,450)	294,871,506	77,678,060	(481,277,955)

Net assets:
Beginning of period	1,138,735,453	843,863,947	1,967,915,588	2,449,193,543

End of period	$1,087,559,003	$1,138,735,453	$2,045,593,648	$1,967,915,588

Accumulated undistributed net investment income	$9,244,629	$1,905,575	$7,477,007	$1,238,648

See accompanying notes to the financial statements.	85

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012				2016		2015	2014		2013		2012
Net asset value, beginning of period	$22.04		$22.93		$23.98	$24.22		$24.13		$23.49		$22.05		$22.95		$23.99	$24.24		$24.14		$23.50

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.37		0.34	0.53	(a)	0.51	(a)	0.46	(a)	0.23		0.39		0.35	0.58	(a)	0.60	(a)	0.47	(a)
Net realized and unrealized gain (loss)	(0.27)		(0.40)		(0.96)	(0.76)		(0.35)		0.52		(0.28)		(0.41)		(0.95)	(0.80)		(0.42)		0.52

Total from investment operations	(0.05)		(0.03)		(0.62)	(0.23)		0.16		0.98		(0.05)		(0.02)		(0.60)	(0.22)		0.18		0.99

Less distributions to shareholders:
From net investment income	(0.32)		(0.86)		(0.43)	(0.01)		(0.07)		(0.34)		(0.32)		(0.88)		(0.44)	(0.03)		(0.08)		(0.35)

Total distributions	(0.32)		(0.86)		(0.43)	(0.01)		(0.07)		(0.34)		(0.32)		(0.88)		(0.44)	(0.03)		(0.08)		(0.35)

Net asset value, end of period	$21.67		$22.04		$22.93	$23.98		$24.22		$24.13		$21.68		$22.05		$22.95	$23.99		$24.24		$24.14

Total Return(b)	(0.24	)%**	(0.06)%		(2.60)%	(0.94)%		0.67%		4.13%		(0.22	)%**	(0.03)%		(2.51)%	(0.93)%		0.73%		4.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,698		$7,712		$26,695	$35,392		$51,886		$37,752		$261,763		$286,305		$3,333,388	$3,523,518		$3,389,131		$2,086,001
Net expenses to average daily net assets	0.67	%*(c)	0.66	%(c)	0.65%	0.30	%(c)(d)	0.23	%(c)(d)	0.24	%(c)(d)	0.62	%*(c)	0.60	%(c)	0.60%	0.26	%(c)(d)	0.18	%(c)(d)	0.19	%(c)(d)
Net investment income (loss) to average daily net assets(a)	2.02	%*	1.66%		1.44%	2.19	%(a)	2.10	%(a)	1.89	%(a)	2.04	%*	1.76%		1.46%	2.42	%(a)	2.47	%(a)	1.91	%(a)
Portfolio turnover rate	10	%**(e)	85	%(f)	123%	66%		104%		125%		10	%**(e)	85	%(f)	123%	66%		104%		125%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%*	0.06%		0.04%	0.37	%(g)	0.44	%(g)	0.44	%(g)	0.17	%*	0.05%		0.04%	0.36	%(g)	0.44	%(g)	0.43	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 45% of the average value of its portfolio.
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 31% of the average value of its portfolio.
(g)	Ratios include indirect fees waived or borne by the Fund
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

86	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016(a)		2015(b)	2014(b)		2013(b)		2012(b)				2016(a)		2015(b)	2014(b)		2013(b)(c)
Net asset value, beginning of period	$23.46		$27.04		$27.07	$25.77		$24.03		$22.72		$23.46		$27.03		$27.06	$25.75		$24.91

Income (loss) from investment operations:
Net investment income (loss)(d)†	(0.04)		0.19		0.38	0.48		0.30		0.21		(0.04)		0.20		0.36	0.46		0.03
Net realized and unrealized gain (loss)	1.92		(3.26)		0.86	1.57		1.62		1.44	(e)	1.93		(3.26)		0.89	1.61		0.96

Total from investment operations	1.88		(3.07)		1.24	2.05		1.92		1.65		1.89		(3.06)		1.25	2.07		0.99

Less distributions to shareholders:
From net investment income	(0.00	)(f)	(0.34)		(0.52)	(0.39)		(0.18)		(0.34)		(0.01)		(0.34)		(0.53)	(0.40)		(0.15)
From net realized gains	—		(0.17)		(0.75)	(0.36)		—		—		—		(0.17)		(0.75)	(0.36)		—

Total distributions	(0.00)		(0.51)		(1.27)	(0.75)		(0.18)		(0.34)		(0.01)		(0.51)		(1.28)	(0.76)		(0.15)

Net asset value, end of period	$25.34		$23.46		$27.04	$27.07		$25.77		$24.03		$25.34		$23.46		$27.03	$27.06		$25.75

Total Return(g)	8.03	%**	(11.51)%		4.71%	8.03%		8.03%		7.36%		8.05	%**	(11.46)%		4.75%	8.12%		3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,374,585		$5,872,663		$6,040,891	$3,109,509		$970,749		$114,452		$2,662,768		$2,508,115		$3,363,711	$2,511,906		$705,982
Net operating expenses to average daily net assets(h)	0.66	%*	0.66%		0.64%	0.59	%(i)	0.54	%(i)	0.01	%(i)(j)	0.61	%*	0.61%		0.59%	0.54	%(i)	0.48	%*(i)
Interest and/or dividend expenses to average daily net assets(l)	0.00	%*	0.02%		0.05%	—		—		—		0.00	%*	0.02%		0.05%	—		—
Total net expenses to average daily net assets(h)	0.66	%*	0.68%		0.69%	0.59%		0.54%		0.01%		0.61	%*	0.63%		0.64%	0.54%		0.48%
Net investment income (loss) to average daily net assets(d)	(0.36	)%*	0.73%		1.41%	1.79%		1.23%		0.93%		(0.28	)%*	0.80%		1.32%	1.73%		0.60	%*
Portfolio turnover rate	2	%**	53	%(k)	84%	52%		42%		33%		2	%**	53	%(k)	84%	52%		42	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(n)	0.14	%*	0.16%		0.20%	0.27%		0.41%		0.05%		0.14	%*	0.16%		0.20%	0.27%		0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01		$0.01	$0.03		$0.07		$0.00	(m)	$0.01		$0.01		$0.01	$0.03		$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 – Basis of presentation and principles of consolidation).
(c)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f)	Distributions from net investment income were less than $0.01 per share.
(g)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(h)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(i)	The net expense ratio does not include the effect of expense reductions (Note 2).
(j)	Effective January 1, 2012, the Fund pays GMO a management fee of 0.65% of the Fund’s average daily net assets (Note 5).
(k)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(l)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(m)	Purchase premiums and redemption fees were less than $0.01 per share.
(n)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016(b)		2015(c)		2014(c)		2013(a)(c)
Net asset value, beginning of period	$23.47		$27.04		$27.07		$25.76		$24.10

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)		0.19		0.37		0.49		0.33
Net realized and unrealized gain (loss)	1.94		(3.24)		0.88		1.58		1.52

Total from investment operations	1.90		(3.05)		1.25		2.07		1.85

Less distributions to shareholders:
From net investment income	(0.01)		(0.35)		(0.53)		(0.40)		(0.19)
From net realized gains	—		(0.17)		(0.75)		(0.36)		—

Total distributions	(0.01)		(0.52)		(1.28)		(0.76)		(0.19)

Net asset value, end of period	$25.36		$23.47		$27.04		$27.07		$25.76

Total Return(e)	8.10	%**	(11.45)%		4.78%		8.11%		7.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,042,958		$8,025,066		$12,255,179		$9,103,523		$2,947,886
Net operating expenses to average daily net assets(f)	0.60	%*(h)	0.58	%(h)	0.55	%(h)	0.53	%(g)	0.49	%(g)
Interest and/or dividend expenses to average daily net assets(i)	0.00	%*	0.02%		0.05%		—		—
Total net expenses to average daily net assets(f)	0.60	%*(h)	0.60	%(h)	0.60	%(h)	0.53%		0.49%
Net investment income (loss) to average daily net assets(d)	(0.29	)%*	0.77%		1.37%		1.83%		1.34%
Portfolio turnover rate	2	%**	53	%(j)	84%		52%		42%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.16	%*	0.19%		0.23%		0.27%		0.41%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.01		$0.01		$0.03		$0.06
(a)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
(b)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).
(c)	Consolidated financial highlights (Note 2 – Basis of presentation and principles of consolidation).
(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(i)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(j)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(k)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,								Period from June 15, 2011 (commencement of operations) through February 28, 2012
			2016		2015		2014		2013
Net asset value, beginning of period	$17.00		$20.30		$22.09		$21.33		$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.58		0.61		0.59		0.52		0.41
Net realized and unrealized gain (loss)	1.57		(2.70)		0.61		1.45		1.34		0.83

Total from investment operations	1.76		(2.12)		1.22		2.04		1.86		1.24

Less distributions to shareholders:
From net investment income	(0.10)		(0.60)		(0.79)		(0.74)		(0.68)		(0.40)
From net realized gains	—		(0.58)		(2.22)		(0.54)		(0.61)		(0.08)

Total distributions	(0.10)		(1.18)		(3.01)		(1.28)		(1.29)		(0.48)

Net asset value, end of period	$18.66		$17.00		$20.30		$22.09		$21.33		$20.76

Total Return(b)	10.39	%**	(10.82)%		5.76%		9.66%		9.25%		6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,598,148		$4,305,118		$5,052,362		$4,367,658		$3,941,582		$3,515,321
Net expenses to average daily net assets(c)	0.01	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%*(d)(e)
Net investment income (loss) to average daily net assets(a)	2.08	%*	3.09%		2.90%		2.67%		2.51%		2.91	%*
Portfolio turnover rate	44	%(f)**	101	%(g)	60%		51%		31%		23	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.01%		0.00	%(h)	0.00	%(h)	0.01%		0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†(i)	$0.00		$0.00		$0.00		$0.00		$0.00		$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 50% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 67% of the average value of its portfolio.
(h)	Fees and expenses reimbursed by GMO were less than 0.01%.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)		2015(a)	2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$27.60		$33.81		$35.40	$32.70		$31.20		$30.66

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.12		1.02		0.96	0.81		0.87		0.72
Net realized and unrealized gain (loss)	2.37		(4.53)		0.60	2.73		1.50		0.63

Total from investment operations	2.49		(3.51)		1.56	3.54		2.37		1.35

Less distributions to shareholders:
From net investment income	(0.11)		(1.14)		(1.29)	(0.84)		(0.87)		(0.81)
From net realized gains	—		(1.56)		(1.86)	—		—		—

Total distributions	(0.11)		(2.70)		(3.15)	(0.84)		(0.87)		(0.81)

Net asset value, end of period	$29.98		$27.60		$33.81	$35.40		$32.70		$31.20

Total Return(c)	9.03	%**	(10.98)%		4.55%	10.88%		7.65%		4.51%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,739,214		$3,317,792		$4,868,922	$5,362,913		$4,764,133		$3,612,740
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	0.84	%*	3.33%		2.75%	2.33%		2.70%		2.37%
Portfolio turnover rate	9	%**(g)	20	%(h)	38%	46%		29%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01	(a)	$0.01	(a)	$0.01 (a)	$0.01	(a)	$0.01	(a)	$0.01	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 9% of the average value of its portfolio.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 14% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016	2015	2014		2013		2012
Net asset value, beginning of period	$17.40		$22.84	$25.00	$21.13		$19.49		$19.32

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.51	0.80	0.61		0.57		0.40
Net realized and unrealized gain (loss)	1.97		(3.64)	0.02 (b)	3.96		1.73		0.18

Total from investment operations	2.08		(3.13)	0.82	4.57		2.30		0.58

Less distributions to shareholders:
From net investment income	(0.05)		(0.52)	(0.82)	(0.70)		(0.66)		(0.41)
From net realized gains	(0.64)		(1.79)	(2.16)	—		—		—

Total distributions	(0.69)		(2.31)	(2.98)	(0.70)		(0.66)		(0.41)

Net asset value, end of period	$18.79		$17.40	$22.84	$25.00		$21.13		$19.49

Total Return(c)	12.05	%**	(14.81)%	3.32%	21.68%		11.95%		3.14%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,149,625		$1,432,776	$1,770,455	$1,591,060		$1,531,772		$1,235,143
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(a)	1.17	%*	2.49%	3.34%	2.62%		2.86%		2.11%
Portfolio turnover rate	21	%**	14%	16%	36%		31%		27%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00 (g)	$0.00 (g)	—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)	2015(a)		2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$19.71		$26.22	$28.29		$25.80		$25.47		$25.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.13		0.60	0.96		0.84		0.75		0.57
Net realized and unrealized gain (loss)	2.61		(4.47)	(0.03	)(c)	3.63		1.71		0.00	(c)

Total from investment operations	2.74		(3.87)	0.93		4.47		2.46		0.57

Less distributions to shareholders:
From net investment income	(0.05)		(0.60)	(0.90)		(0.87)		(0.78)		(0.60)
From net realized gains	(0.41)		(2.04)	(2.10)		(1.11)		(1.35)		(0.30)

Total distributions	(0.46)		(2.64)	(3.00)		(1.98)		(2.13)		(0.90)

Net asset value, end of period	$21.99		$19.71	$26.22		$28.29		$25.80		$25.47

Total Return(d)	13.98	%**	(15.96)%	3.37%		17.60%		10.01%		2.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,859,520		$2,879,168	$3,800,256		$2,948,319		$2,220,674		$1,636,875
Net expenses to average daily net assets(f)(g)	0.00	%*	0.00%	0.00%		0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(b)	1.21	%*	2.58%	3.54%		3.02%		2.90%		2.27%
Portfolio turnover rate	20	%**	15%	21%		51%		24%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01	(a)*	$0.01 (a)	$0.01	(a)	$0.01	(a)	$0.01	(a)	$0.01	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Net expenses to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,				Period from March 1, 2012 (commencement of operations) through February 28, 2013
			2016	2015	2014
Net asset value, beginning of period	$11.80		$13.59	$12.71	$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.16		0.21	0.25	0.32		0.24
Net realized and unrealized gain (loss)	0.80		(2.00)	0.63	1.09		1.06

Total from investment operations	0.96		(1.79)	0.88	1.41		1.30

Net asset value, end of period	$12.76		$11.80	$13.59	$12.71		$11.30

Total Return(a)	8.14	%**	(13.17)%	6.92%	12.48%		13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,619,788		$13,655,203	$15,915,866	$10,160,905		$2,471,328
Net operating expenses to average daily net assets(b)	0.00	%*	0.00%	0.00%	0.00	%(c)	0.00%
Interest and/or dividend expenses to average daily net assets(d)	0.06	%*	0.07%	0.07%	—		—
Total net expenses to average daily net assets(d)	0.06	%*	0.07%	0.07%	—		—
Net investment income (loss) to average daily net assets	2.62	%*	1.62%	1.89%	2.61%		2.21%
Portfolio turnover rate	76	%**	127%	115%	65%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%	0.04%	0.08%		0.23%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(e)	$0.01	—	—		—

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense and dividend expense incurred as a result of entering into repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016	2015	2014		2013		2012
Net asset value, beginning of period	$13.05		$16.88	$17.99	$14.86		$13.87		$15.23

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.48	0.74	0.54		0.50		0.36
Net realized and unrealized gain (loss)	1.39		(3.83)	(1.11)	3.16		0.97		(1.35)

Total from investment operations	1.45		(3.35)	(0.37)	3.70		1.47		(0.99)

Less distributions to shareholders:
From net investment income	(0.03)		(0.48)	(0.74)	(0.57)		(0.48)		(0.37)

Total distributions	(0.03)		(0.48)	(0.74)	(0.57)		(0.48)		(0.37)

Net asset value, end of period	$14.47		$13.05	$16.88	$17.99		$14.86		$13.87

Total Return(b)	11.11%		(20.09)%	(1.86)%	25.02%		10.71%		(6.32)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$946,534		$942,823	$1,180,493	$1,150,492		$966,794		$810,338
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	0.82	%*	3.07%	4.24%	3.28%		3.59%		2.53%
Portfolio turnover rate	6	%**	14%	7%	52%		17%		26%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00 (f)	$0.00 (f)	—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)(a)		Year Ended February 28/29,
			2016(a)	2015(a)	2014(a)		2013(a)		2012(a)
Net asset value, beginning of period	$23.40		$31.71	$34.11	$31.29		$29.94		$32.40

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.84	1.32	1.05		0.96		0.69
Net realized and unrealized gain (loss)	3.40		(7.11)	(1.83)	3.96		1.35		(2.43)

Total from investment operations	3.49		(6.27)	(0.51)	5.01		2.31		(1.74)

Less distributions to shareholders:
From net investment income	(0.07)		(0.87)	(1.35)	(1.02)		(0.96)		(0.72)
From net realized gains	—		(1.17)	(0.54)	(1.17)		—		—

Total distributions	(0.07)		(2.04)	(1.89)	(2.19)		(0.96)		(0.72)

Net asset value, end of period	$26.82		$23.40	$31.71	$34.11		$31.29		$29.94

Total Return(c)	14.92	%**	(20.70)%	(1.30)%	16.22%		7.79%		(5.21)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,186,379		$1,134,800	$1,595,039	$1,790,318		$1,385,150		$1,166,993
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(b)	0.67	%*	2.92%	3.94%	3.15%		3.26%		2.33%
Portfolio turnover rate	4	%**	14%	18%	40%		21%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01	(a)	$0.01 (a)	$0.01 (a)	$0.02	(a)	$0.02	(a)	$0.02	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2016 (Unaudited)		Period from December 2, 2015 (commencement of operations) through February 29, 2016
			2016		2015	2014	2013		2012
Net asset value, beginning of period	$33.25		$33.80		$32.18	$30.47	$30.05		$32.55		$33.26		$33.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.11)		(0.26)		(0.25)	(0.22)	(0.18)		0.00	(b)	(0.09)		(0.05)
Net realized and unrealized gain (loss)	2.34		(0.29)		1.87 (c)	1.93	0.60		(2.50)		2.34		0.23

Total from investment operations	2.23		(0.55)		1.62	1.71	0.42		(2.50)		2.25		0.18

Less distributions to shareholders:
From net investment income	(0.31)		—		—	—	—		—		(0.34)		—
From net realized gains	(0.01)		—		—	—	—		—		(0.01)		—

Total distributions	(0.32)		—		—	—	—		—		(0.35)		—

Net asset value, end of period	$35.16		$33.25		$33.80	$32.18	$30.47		$30.05		$35.16		$33.26

Total Return(d)	6.73	%**	(1.63)%		5.03%	5.61%	1.40%		(7.68)%		6.80	%**	0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,754		$24,020		$1,499,443	$1,662,189	$959,752		$44,320		$1,226,307		$1,297,025
Net expenses to average daily net assets(e)	1.00	%*	0.85%		0.80%	0.75%	0.75	%(f)	0.69	%(f)	0.91	%*	0.91	%*
Net investment income (loss) to average daily net assets(a)	(0.63	)%*	(0.79)%		(0.76)%	(0.70)%	(0.61)%		(0.01)%		(0.53	)%*	(0.59	)%*
Portfolio turnover rate	7	%(g)**	29	%(h)	45%	97%	17%		48%		7	%(g)**	29	%(h)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%		0.08%	0.13%	0.17%		1.64%		0.03	%*	0.13%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 7% of the average value of its portfolio.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 1% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016	Period from July 28, 2014 (commencement of operations) through February 28, 2015
Net asset value, beginning of period	$18.65		$19.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.16	(0.03)
Net realized and unrealized gain (loss)	1.76		(0.85)	(0.15	)(a)

Total from investment operations	1.95		(0.69)	(0.18)

Less distributions to shareholders:
From net investment income	(0.07)		(0.21)	(0.01)
From net realized gains	(0.38)		(0.26)	—

Total distributions	(0.45)		(0.47)	(0.01)

Net asset value, end of period	$20.15		$18.65	$19.81

Total Return(b)	10.47	%**	(3.64)%	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,087,559		$1,138,735	$843,864
Net expenses to average daily net assets	1.22	%*	1.29%	1.36	%*
Net investment income (loss) to average daily net assets	1.94	%*	0.80%	(0.25	)%*
Portfolio turnover rate	53	%**	69%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.07	$0.13
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 28/29,
			2016		2015	2014		2013		2012
Net asset value, beginning of period	$17.43		$21.89		$23.43	$21.47		$21.26		$20.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.75		0.76	0.68		0.65		0.48
Net realized and unrealized gain (loss)	1.85		(3.47)		0.44	2.96		1.57		0.51

Total from investment operations	1.96		(2.72)		1.20	3.64		2.22		0.99

Less distributions to shareholders:
From net investment income	(0.05)		(0.80)		(0.87)	(0.78)		(0.75)		(0.51)
From net realized gains	(0.01)		(0.94)		(1.87)	(0.90)		(1.26)		—

Total distributions	(0.06)		(1.74)		(2.74)	(1.68)		(2.01)		(0.51)

Net asset value, end of period	$19.33		$17.43		$21.89	$23.43		$21.47		$21.26

Total Return(b)	11.28	%**	(13.00)%		5.36%	17.24%		10.81%		4.93%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,045,594		$1,967,916		$2,449,194	$2,455,863		$2,168,928		$2,022,555
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%		0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.16	%*	3.80%		3.31%	2.99%		3.01%		2.33%
Portfolio turnover rate	14	%(f)**	65	%(g)	30%	53%		34%		35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.00	(h)	$0.00 (h)	$0.00	(h)	$0.00	(h)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2016, including transactions in USTF, was 24% of the average value of its portfolio.
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 39% of the average value of its portfolio.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2016 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund, and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in their wholly-owned subsidiaries, GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds.” As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not “relative” return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Citigroup 3-Month Treasury Bill Index	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

Alpha Only Fund, Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, and SGM Major Markets Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The accompanying financial statements for BFAF include the accounts of Implementation Fund through July 31, 2015. Accumulated deconsolidation impact shown in BFAF’s Statement of Changes resulted from income and gain/loss related to the deconsolidation of Implementation Fund. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a specific relevant pricing source determined by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	< 1%	35%	—
Benchmark-Free Allocation Fund	< 1%	28%	1%
Benchmark-Free Fund	< 1%	34%	< 1%
Global Asset Allocation Fund	< 1%	36%	< 1%
Global Developed Equity Allocation Fund	< 1%	56%	—
Global Equity Allocation Fund	< 1%	61%	—
Consolidated Implementation Fund	< 1%	35%	< 1%
International Developed Equity Allocation Fund	< 1%	94%	—
International Equity Allocation Fund	< 1%	93%	—
Consolidated SGM Major Markets Fund	—	2%	—
Consolidated Special Opportunities Fund	—	6%	—
Strategic Opportunities Allocation Fund	< 1%	46%	< 1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as disclosed in the Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2016.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,680,258	$—	$2,680,258
Austria	—	108,808	—	108,808
Belgium	—	276,569	—	276,569
Brazil	—	1,053,209	—	1,053,209
Chile	—	372,765	—	372,765
China	172,240	9,915,855	—	10,088,095
Colombia	150,364	—	—	150,364
Czech Republic	—	55,820	—	55,820
Denmark	—	300,042	—	300,042
Egypt	—	66,132	—	66,132
Finland	—	602,663	—	602,663
France	—	4,827,738	—	4,827,738
Germany	—	3,729,629	—	3,729,629
Greece	—	121,780	—	121,780
Hong Kong	—	1,269,428	—	1,269,428
Hungary	—	105,899	—	105,899
India	614,198	2,546,314	9,673	3,170,185
Indonesia	—	1,017,266	—	1,017,266
Ireland	—	13,824	—	13,824
Israel	—	261,105	—	261,105
Italy	—	980,183	—	980,183
Japan	—	8,716,433	—	8,716,433
Malaysia	—	1,022,136	—	1,022,136
Mexico	1,502,180	—	—	1,502,180
Netherlands	—	1,989,417	—	1,989,417
New Zealand	—	69,624	—	69,624
Norway	—	324,834	—	324,834
Peru	143,488	—	—	143,488
Philippines	—	556,240	—	556,240

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Poland	$—	$411,056	$—		$411,056
Portugal	—	48,157	—		48,157
Qatar	—	371,024	—		371,024
Russia	82,926	1,078,167	—		1,161,093
Singapore	—	441,497	—		441,497
South Africa	—	2,523,742	—		2,523,742
South Korea	—	5,626,019	—		5,626,019
Spain	—	1,558,921	—		1,558,921
Sweden	—	1,043,203	—		1,043,203
Switzerland	—	6,223,846	—		6,223,846
Taiwan	—	4,515,794	—		4,515,794
Thailand	—	937,286	—		937,286
Turkey	—	464,636	—		464,636
United Arab Emirates	—	329,358	—		329,358
United Kingdom	—	23,784,623	—		23,784,623
United States	141,618,523	—	—		141,618,523

TOTAL COMMON STOCKS	144,283,919	92,341,300	9,673		236,634,892

Preferred Stocks
Brazil	—	1,913,001	—		1,913,001
Chile	—	36,590	—		36,590
Colombia	24,483	—	—		24,483
Germany	—	232,035	—		232,035
Russia	—	68,774	—		68,774
South Korea	—	229,669	—		229,669

TOTAL PREFERRED STOCKS	24,483	2,480,069	—		2,504,552

Rights/Warrants
South Korea	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	11,848,744	—	—		11,848,744

TOTAL MUTUAL FUNDS	11,848,744	—	—		11,848,744

Short-Term Investments	16,837,229	—	—		16,837,229

Total Investments	172,994,375	94,821,369	9,673		267,825,417

Total	$172,994,375	$94,821,369	$9,673		$267,825,417

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(9,734,620)	$—	$—		$(9,734,620)

Total Futures Contracts	$(9,734,620)	$—	$—		$(9,734,620)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$15,079,313,637	$—	$—		$15,079,313,637
Short-Term Investments	9,339,107	—	—		9,339,107

Total Investments	15,088,652,744	—	—		15,088,652,744

Total	$15,088,652,744	$—	$—		$15,088,652,744

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$36,928,441	$—	$36,928,441
Austria	—	4,131,340	—	4,131,340
Belgium	—	5,458,233	—	5,458,233
Brazil	—	12,825,023	—	12,825,023
Canada	38,565,473	—	—	38,565,473
China	10,620,602	94,068,295	—	104,688,897
Czech Republic	—	2,368,083	—	2,368,083
Denmark	859,648	3,305,822	—	4,165,470
Finland	—	8,087,123	—	8,087,123
France	—	71,961,266	—	71,961,266
Germany	—	79,898,461	—	79,898,461
Hong Kong	—	28,538,008	—	28,538,008
Hungary	—	1,764,189	—	1,764,189
India	12,010,403	10,417,022	666,741	23,094,166
Ireland	—	1,451,846	—	1,451,846
Israel	9,454,983	10,370,097	—	19,825,080
Italy	—	15,923,197	—	15,923,197
Japan	—	181,770,560	333,069	182,103,629
Mexico	14,448,055	—	9,539	14,457,594
Netherlands	2,464,613	38,731,470	—	41,196,083
New Zealand	—	2,511,199	—	2,511,199
Norway	—	12,693,946	—	12,693,946
Poland	—	4,758,418	—	4,758,418
Portugal	—	815,508	—	815,508
Russia	—	15,872,454	—	15,872,454
Singapore	—	6,363,963	—	6,363,963
South Africa	—	38,984,791	—	38,984,791
South Korea	—	65,609,433	—	65,609,433
Spain	—	20,449,746	—	20,449,746
Sweden	—	10,436,054	—	10,436,054
Switzerland	—	39,606,813	—	39,606,813
Taiwan	18,261,601	48,949,952	—	67,211,553
Thailand	—	2,860,710	—	2,860,710
Turkey	—	16,242,857	—	16,242,857
United Kingdom	3,033,870	135,224,218	—	138,258,088
United States	599,548,030	—	—	599,548,030

TOTAL COMMON STOCKS	709,267,278	1,029,378,538	1,009,349	1,739,655,165

Mutual Funds
United States	1,587,476,913	—	—	1,587,476,913

TOTAL MUTUAL FUNDS	1,587,476,913	—	—	1,587,476,913

Preferred Stocks
Brazil	2,374,444	25,424,182	—	27,798,626
Chile	—	180,035	—	180,035
Germany	—	4,498,534	—	4,498,534
Russia	—	5,537,144	—	5,537,144
South Korea	—	7,896,341	—	7,896,341

TOTAL PREFERRED STOCKS	2,374,444	43,536,236	—	45,910,680

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$849,614,400	$—	$—	$849,614,400

TOTAL DEBT OBLIGATIONS	849,614,400	—	—	849,614,400

Short-Term Investments	3,917,018	364,834,127	—	368,751,145

Total Investments	3,152,650,053	1,437,748,901	1,009,349	4,591,408,303

Total	$3,152,650,053	$1,437,748,901	$1,009,349	$4,591,408,303

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,738,666,520	$—	$—	$2,738,666,520
Debt Obligations
Asset-Backed Securities	—	273,401	—	273,401

TOTAL DEBT OBLIGATIONS	—	273,401	—	273,401

Short-Term Investments	425,467	—	—	425,467

Total Investments	2,739,091,987	273,401	—	2,739,365,388

Total	$2,739,091,987	$273,401	$—	$2,739,365,388

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,148,652,961	$—	$—	$1,148,652,961
Short-Term Investments	1,061,199	—	—	1,061,199

Total Investments	1,149,714,160	—	—	1,149,714,160

Total	$1,149,714,160	$—	$—	$1,149,714,160

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,858,221,544	$—	$—	$2,858,221,544
Short-Term Investments	828,785	—	—	828,785

Total Investments	2,859,050,329	—	—	2,859,050,329

Total	$2,859,050,329	$—	$—	$2,859,050,329

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$94,255,755	$—	$94,255,755
Austria	—	13,237,922	—	13,237,922
Belgium	—	12,049,990	—	12,049,990
Brazil	849,024	107,014,414	—	107,863,438
Canada	109,950,157	—	—	109,950,157
Chile	—	1,598,917	—	1,598,917
China	18,543,087	657,538,905	—	676,081,992
Czech Republic	—	25,488,144	—	25,488,144
Denmark	1,761,344	33,667,430	—	35,428,774
Finland	—	18,441,756	—	18,441,756
France	—	228,621,951	—	228,621,951
Germany	—	217,546,107	—	217,546,107

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Hong Kong	$—	$80,784,767	$—		$80,784,767
Hungary	—	27,496,300	—		27,496,300
India	46,225,840	89,263,478	2,222,925		137,712,243
Indonesia	—	1,732,513	—		1,732,513
Ireland	414,666	4,190,016	—		4,604,682
Israel	22,793,601	25,839,054	—		48,632,655
Italy	—	72,778,643	—		72,778,643
Japan	—	522,493,365	2,998,606		525,491,971
Malaysia	—	522,452	—		522,452
Mexico	59,275,615	—	419,823		59,695,438
Netherlands	8,957,340	134,900,170	—		143,857,510
New Zealand	—	3,152,880	—		3,152,880
Norway	1,483,620	43,186,583	—		44,670,203
Poland	—	47,146,326	—		47,146,326
Portugal	—	2,714,307	—		2,714,307
Russia	—	146,443,080	—		146,443,080
Singapore	16,112,964	17,546,434	—		33,659,398
South Africa	3,026,101	187,566,771	183		190,593,055
South Korea	—	424,466,455	—		424,466,455
Spain	25,235,981	45,587,570	—		70,823,551
Sweden	—	21,951,559	16,200,263		38,151,822
Switzerland	17,513,256	114,172,669	—		131,685,925
Taiwan	89,134,236	310,772,088	—		399,906,324
Thailand	—	20,449,536	—		20,449,536
Turkey	—	109,219,603	—		109,219,603
United Kingdom	29,231,010	376,244,304	5,427,629		410,902,943
United States	2,449,678,716	—	—		2,449,678,716

TOTAL COMMON STOCKS	2,900,186,558	4,240,082,214	27,269,429		7,167,538,201

Preferred Stocks
Brazil	2,654,885	168,490,741	—		171,145,626
Germany	—	15,669,749	—		15,669,749
Russia	—	351,716	—		351,716
South Korea	—	34,300,844	—		34,300,844

TOTAL PREFERRED STOCKS	2,654,885	218,813,050	—		221,467,935

Rights/Warrants
South Korea	—	—	0	§	0	§
United States	—	—	683,940		683,940

TOTAL RIGHTS/WARRANTS	—	—	683,940		683,940

Debt Obligations
Canada	—	113,871,808	—		113,871,808
Denmark	—	—	33,600,068		33,600,068
Puerto Rico	—	17,098,192	—		17,098,192
United Kingdom	—	31,072,201	—		31,072,201
United States	3,229,468,471	—	54,335,446		3,283,803,917

TOTAL DEBT OBLIGATIONS	3,229,468,471	162,042,201	87,935,514		3,479,446,186

Options Purchased	7,738,025	2,078,101	—		9,816,126
Short-Term Investments	198,504,095	1,444,825,751	—		1,643,329,846

Total Investments	6,338,552,034	6,067,841,317	115,888,883		12,522,282,234

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$15,222,756	$—	$15,222,756
Swap Contracts
Credit Risk	—	5,863,187	—	5,863,187
Interest Rate Risk	—	112,021,101	—	112,021,101
Equity Risk±	—	86,681	—	86,681

Total	$6,338,552,034	$6,201,035,042	$115,888,883	$12,655,475,959

Liability Valuation Inputs
Common Stocks
Canada	$(32,809,901)	$—	$—	$(32,809,901)
France	—	(35,170,921)	—	(35,170,921)
United States	(176,162,214)	—	—	(176,162,214)

Total Common Stocks	(208,972,115)	(35,170,921)	—	(244,143,036)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(12,816,894)	—	(12,816,894)
Written Options
Equity Risk	(1,460,415)	—	—	(1,460,415)
Swap Contracts
Credit Risk	—	(167,575)	—	(167,575)
Interest Rate Risk	—	(85,822,697)	(3,315,255)	(89,137,952)

Total	$(210,432,530)	$(133,978,087)	$(3,315,255)	$(347,725,872)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$945,451,323	$—	$—	$945,451,323
Short-Term Investments	6,980,636	—	—	6,980,636

Total Investments	952,431,959	—	—	952,431,959

Total	$952,431,959	$—	$—	$952,431,959

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,186,022,565	$—	$—	$1,186,022,565
Short-Term Investments	430,648	—	—	430,648

Total Investments	1,186,453,213	—	—	1,186,453,213

Total	$1,186,453,213	$—	$—	$1,186,453,213

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$13,514,135	$11,715,081	$—	$25,229,216

TOTAL DEBT OBLIGATIONS	13,514,135	11,715,081	—	25,229,216

Mutual Funds	837,173,643	—	—	837,173,643
Short-Term Investments	415,564,111	—	—	415,564,111

Total Investments	1,266,251,889	11,715,081	—	1,277,966,970

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$12,008,864	$—		$12,008,864
Futures Contracts
Equity Risk	10,011,520	30,988,532	—		41,000,052
Interest Rate Risk	1,471,807	—	—		1,471,807
Physical Commodity Contract Risk	7,855,745	—	—		7,855,745

Total	$1,285,590,961	$54,712,477	$—		$1,340,303,438

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,769,108)	$—		$(2,769,108)
Futures Contracts
Equity Risk	—	(3,922,677)	—		(3,922,677)
Interest Rate Risk	(11,104,522)	—	—		(11,104,522)
Physical Commodity Contract Risk	(962,971)	—	—		(962,971)

Total	$(12,067,493)	$(6,691,785)	$—		$(18,759,278)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$10,562,757	$—	$—		$10,562,757
Germany	—	34,529,009	—		34,529,009
Ireland	4,356,600	—	—		4,356,600
Netherlands	36,181,000	—	—		36,181,000
Romania	—	31,895,966	—		31,895,966
United States	615,949,019	—	—		615,949,019

TOTAL COMMON STOCKS	667,049,376	66,424,975	—		733,474,351

Rights/Warrants
Canada	—	—	0	§	0 §

TOTAL RIGHTS/WARRANTS	—	—	0	§	0 §

Investment Funds
Romania	—	30,067,828	—		30,067,828

TOTAL INVESTMENT FUNDS	—	30,067,828	—		30,067,828

Debt Obligations
Canada	—	1,555,971	—		1,555,971
Jamaica	—	12,033,000	—		12,033,000
Puerto Rico	—	8,736,216	—		8,736,216
United States	—	24,760,000	—		24,760,000

TOTAL DEBT OBLIGATIONS	—	47,085,187	—		47,085,187

Short-Term Investments	254,043,200	—	—		254,043,200

Total Investments	921,092,576	143,577,990	0	§	1,064,670,566

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	334,458	—		334,458

Total	$921,092,576	$143,912,448	$0	§	$1,065,005,024

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Special Opportunities Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(232,797)	$—	$(232,797)
Futures Contracts
Physical Commodity Contract Risk	(2,755,189)	—	—	(2,755,189)
Written Options
Equity Risk	(286,740)	(1,070,000)	—	(1,356,740)

Total	$(3,041,929)	$(1,302,797)	$—	$(4,344,726)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,952,280,683	$—	$—	$1,952,280,683
Debt Obligations
Asset-Backed Securities	—	275,383	—	275,383
U.S. Government	—	86,341,864	—	86,341,864

TOTAL DEBT OBLIGATIONS	—	86,617,247	—	86,617,247

Short-Term Investments	305,738	—	—	305,738

Total Investments	1,952,586,421	86,617,247	—	2,039,203,668

Total	$1,952,586,421	$86,617,247	$—	$2,039,203,668

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. The tables exclude purchased options, if any, which are included in investments.
§	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2016, there were no significant transfers between Level 1 and Level 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of February 29, 2016	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3†		Transfer out of Level 3†	Balance as of August 31, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2016
Alpha Only Fund
Common Stocks
China	$13,765	$—	$(12,564	) $	—	$(3,663)	$2,462	$—		$—	$—	$—
India	—	0	—		—	—	9,673	—		—	9,673	—

Total	$13,765	$0	$(12,564	) $	—	$(3,663)	$12,135	$—		$—	$9,673	$—

Benchmark-Free Fund
Common Stocks
India	$—	$0	$—		$—	$—	$666,741	$—		$—	$666,741	$—
Japan	—	—	—		—	—	—	333,069	‡	—	333,069	—
Mexico	—	—	—		—	—	—	9,539	‡	—	9,539	—

Total	$—	$0	$—		$—	$—	$666,741	$342,608		$—	$1,009,349	$—

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$500	$—	$0		$1,681	$(55,127)	$52,946	$—		$—	$—	$—

Total	$500	$—	$0		$1,681	$(55,127)	$52,946	$—		$—	$—	$—

Consolidated Implementation Fund
Common Stocks
India	$—	$0	$—		$—	$—	$2,222,925	$—		$—	$2,222,925	$—
Japan	—	—	—		—	—	—	2,998,606	‡	—	2,998,606	—
Mexico	—	—	—		—	—	—	419,823	‡	—	419,823	—
South Africa	170	—	—		—	—	13	—		—	183	13
Sweden	—	—	—		—	—	—	16,200,263	‡	—	16,200,263	—
United Kingdom	7,478,801	—	—		—	—	(2,051,172)	—		—	5,427,629	(2,051,172)
Rights/Warrants
United States	911,920	—	—		—	—	(227,980)	—		—	683,940	(227,980)
Debt Obligations
Asset-Backed Securities
United States	1,599	—	0		562	(171,213)	169,052	—		—	—	—
Bank Loans
Denmark	27,420,461	2,919,530	—		1,202,959	—	2,057,118	—		—	33,600,068	2,057,118
United States	52,371,322	—	(286,891)		85,001	6,276	2,159,738	—		—	54,335,446	2,159,738
Purchased Options
United States	32,065,424	—	(26,567,491)		—	(16,106,763)	10,608,830	—		—	—	—

Total Investments	$120,249,697	$2,919,530	$(26,854,382)		$1,288,522	$(16,271,700)	$14,938,524	$19,618,692		$—	$115,888,883	$1,937,717

Derivatives
Swap Contracts	(8,456,355)	$—	$8,078,587		$—	$(8,078,587)	$7,536,248	$(2,395,148	)‡	$—	$(3,315,255)	$(3,315,255)

Total	$111,793,342	$2,919,530	$(18,775,795)		$1,288,522	$(24,350,287)	$22,474,772	$17,223,544		$—	$112,573,628	$(1,377,538)

†	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
‡	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	< 1%
Benchmark-Free Allocation Fund	1%
Benchmark-Free Fund	< 1%
Global Asset Allocation Fund	< 1%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated SGM Major Markets Fund	—
Consolidated Special Opportunities Fund	0%	*
Strategic Opportunities Allocation Fund	1%

*	Represents the interest in securities that were determined to have a value of zero at August 31, 2016.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of August 31, 2016, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end.

Fund Name	Counterparty	Gross Value	Weighted Average Maturity (days)
Benchmark-Free Fund	Daiwa Capital Markets America Inc.	$311,457,082	4.0
	Mizuho Securities USA Inc.	$53,377,045	0.3
Implementation Fund	Barclays Bank plc	$49,483,675	0.2
	Daiwa Capital Markets America Inc.	$534,585,506	2.6
	Mizuho Securities USA Inc.	$52,525,869	0.3
	Nomura Securities International Inc.	$808,230,700	3.5

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each Fund’s investments in certain jurisdictions may be higher if a significant portion of each Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by member states of the European Union. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions for each Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

As of February 29, 2016, certain Funds elected to defer to March 1, 2016 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Alpha Only Fund	—	(5,583,465)
Benchmark-Free Allocation Fund	(18,060,383)	—
Benchmark-Free Fund	—	(40,448,431)
Global Asset Allocation Fund	—	(1,334,508)
Global Developed Equity Allocation Fund	(4,048)	—
Global Equity Allocation Fund	(7,229)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(3,137)	(1,325,510)
International Equity Allocation Fund	(3,272)	(1,572,445)
Consolidated SGM Major Markets Fund	(872,657)	—
Consolidated Special Opportunities Fund	—	—
Strategic Opportunities Allocation Fund	—	—

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short-Term ($)	No Expiration Date
Alpha Only Fund	—	—	(193,610,242)	(193,610,242)	(143,925,711)
Benchmark-Free Allocation Fund	(21,918,689)	(7,441,107)	—	(29,359,796)	(242,271,587)
Benchmark-Free Fund	—	—	(41,936,095)	(41,936,095)	(485,906,560)
Global Asset Allocation Fund	—	—	—	—	(14,387,794)
Global Developed Equity Allocation Fund	—	—	—	—	—
Global Equity Allocation Fund	—	—	—	—	—
Consolidated Implementation Fund	—	—	(735,371,982)	(735,371,982)	(238,752,914)
International Developed Equity Allocation Fund	(14,472,130)	(22,515,333)	—	(36,987,463)	—
International Equity Allocation Fund	—	—	—	—	(5,428,940)
Consolidated SGM Major Markets Fund	—	—	—	—	—
Consolidated Special Opportunities Fund	—	—	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

As of August 31, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	257,362,389	17,939,771	(7,476,743)	10,463,028
Benchmark-Free Allocation Fund	15,356,808,548	282,699,834	(550,855,638)	(268,155,804)
Benchmark-Free Fund	4,496,104,552	167,273,815	(71,970,064)	95,303,751
Global Asset Allocation Fund	2,982,763,192	20,649,443	(264,047,247)	(243,397,804)
Global Developed Equity Allocation Fund	1,291,413,822	2,097,870	(143,797,532)	(141,699,662)
Global Equity Allocation Fund	3,255,206,219	4,634,753	(400,790,643)	(396,155,890)
Consolidated Implementation Fund	12,511,216,169	473,861,348	(462,826,807)	11,034,541
International Developed Equity Allocation Fund	1,150,604,822	—	(198,172,863)	(198,172,863)
International Equity Allocation Fund	1,397,737,767	—	(211,284,554)	(211,284,554)
Consolidated SGM Major Markets Fund	1,258,582,314	9,113,577	(23,257)	9,090,320
Consolidated Special Opportunities Fund	1,020,386,182	75,460,476	(31,173,682)	44,286,794
Strategic Opportunities Allocation Fund	2,131,839,550	13,054,830	(105,690,712)	(92,635,882)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and State Street serves as the transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Funds are typically reassessed periodically by GMO.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchase or redemption of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the underlying funds’ purchase premiums and redemption fees than other underlying fund shareholders.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

As of August 31, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only Fund	Benchmark-Free Allocation Fund(a)	Benchmark-Free Fund(b)	Global Asset Allocation Fund(c)	Global Developed Equity Allocation Fund(d)	Global Equity Allocation Fund(e)	Implementation Fund(f)	International Developed Equity Allocation Fund(g)	International Equity Allocation Fund(h)	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund(i)
Purchase Premium	—	0.20%	0.25%	0.15%	0.08%	0.18%	0.20%	0.08%	0.25%	—	0.50%	0.20%
Redemption Fee	—	0.20%	0.25%	0.15%	0.08%	0.18%	0.20%	0.08%	0.25%	—	0.50%	0.20%

(a)	For the periods from June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.13% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(b)	For the periods from June 30, 2015 to June 30, 2016, June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.13% and 0.14%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.13% of the amount invested or redeemed.
(c)	For the period from June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.014% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.10% of the amount invested or redeemed.
(d)	Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.
(e)	For the period from June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.19% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(f)	Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.
(g)	Prior to March 10, 2014, there was no premium on cash purchases or fees on cash redemptions.
(h)	For the period from June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.27% and 0.20%, respectively, of the amount invested or redeemed. Prior to June 20, 2013, the same fees were each 0.21% of the amount invested or redeemed.
(i)	For the period from June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.014% and 0.06% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.07% of the amount invested or redeemed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X	X	X			X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure, or the downgrade of the credit rating of the investment. This risk is particularly acute in

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environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.”

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps. The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the currency in which the Fund is denominated. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

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Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component

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(i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment. In addition, the Securities and Exchange Commission recently proposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that a Fund would be unable to implement its investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks may be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

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The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. GMO expects that the Funds’ transactions will become subject to variation margin requirements under such rules in 2017 and initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, which will take effect when rules imposing mandatory minimum margin requirements on bilateral swaps, as described above, become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are closely correlated are subject to greater overall risk than funds with investments that are more diversified or whose prices are not as closely correlated.

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A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan), or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk”.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because a Fund bears the fees and expenses of an Underlying Fund in which it invests, absent reimbursement, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio. Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk because those underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

Investments in ETFs involve the risk that an ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.”

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund is reliant on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk of imperfect correlation between changes in the prices of the contracts and changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments at disadvantageous times. A Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, in the event of an insolvency of the futures commission merchant, a Fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. In addition an exchange may impose trading limits on the number of contracts that any person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives which may adversely affect the market liquidity of the futures contracts, options and economically equivalent derivatives in which a Fund invests. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates may prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

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Futures contracts traded on markets outside the United States generally are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange, nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the country in which the exchange is located. Margin and other payments made by a Fund in foreign countries may not have the same protections as payments in the United States. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities that are less liquid than those in its benchmark.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when a Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, potentially at disadvantageous prices, to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to

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limitations (e.g. inaccuracies, staleness) that could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong.

GMO relies heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include errors, omissions, bugs or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are present in the ordinary course of business and are more likely to occur when GMO is making changes to its models. Any of these aspects could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value (“NAV”) for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices that began in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trading practices, which could disrupt the orderly functioning of markets or reduce the value of investments traded in them, including investments of the Funds. Instances of fraud and other deceptive practices committed by senior management of certain companies in which a Fund invests may undermine GMO’s due diligence efforts with respect to such companies, and if such fraud is discovered, negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively impact a Fund’s investment program. Financial fraud also may impact the rates or indices underlying a Fund’s investments.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings,

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inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk – Fixed Income Investments,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate, sovereign or quasi-sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments,” the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more

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information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on selling put options on stock indices, GMO expects its net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk”.

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In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, as the losses in failed transactions often far exceed the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	Special Opportunities Fund
•	SGM Major Markets Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund may be unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Fund determines there is a high likelihood the refund will be received. For information on possible special Australian tax consequences of an investment in the Funds, see the Funds’ Prospectus and Statement of Additional Information for more information.

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Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk”).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• SMALL COMPANY RISK. Companies with smaller market capitalizations may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a smaller group of key employees as compared to larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds (other than Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and SGM Major Markets Fund) normally do not take temporary defensive positions. Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and SGM Major Markets Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2016, only Alpha Only Fund, Implementation Fund, SGM Major Markets Fund and Special Opportunities Fund held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Special Opportunities Fund (or their wholly-owned subsidiary).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates,

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currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded

Use of Derivatives by Benchmark-Free Fund and Implementation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking

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currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark-Free Fund	Consolidated Implementation Fund•	Consolidated Special Opportunities Fund‡	Consolidated SGM Major Markets Fund¤
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes			X
Futures contracts
Adjust exposure to certain securities markets		X	X		X
Substitute for direct investment				X	X
Adjust interest rate exposure					X
Maintain the diversity and liquidity of the portfolio		X	X		X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Adjust interest rate exposure			X
Options (Purchased)
Substitute for direct equity investment			X
Adjust currency exchange rate risk			X
Adjust exposure to foreign currencies			X
Adjust interest rate exposure			X
Options (Written)
Substitute for direct equity investment			X	X
Adjust currency exchange rate risk			X
Adjust exposure to foreign currencies			X
Adjust interest rate exposure			X
Swap contracts
Adjust interest rate exposure			X
Adjust exposure to foreign currencies			X
Substitute for direct investment in securities		X	X
Achieve exposure to a reference entity’s credit			X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X

•	Certain derivatives are held by Implementation Fund’s wholly-owned subsidiary.
‡	Certain derivatives are held by Special Opportunities Fund’s wholly-owned subsidiary.
¤	Certain derivatives are held by SGM Major Markets Fund’s wholly-owned subsidiary.

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August 31, 2016 (Unaudited)

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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For the period ended August 31, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Implementation Fund
Outstanding, beginning of period	66,117,704	4,296	$3,619,425	2,530,576,425	7,337	$97,090,157
Options written	—	15,716	2,347,377	364,398,000	40,683	20,867,901
Options bought back	(33,061,000)	(15,716)	(4,465,703)	(2,894,979,000)	(2,092)	(111,555,943)
Options expired	(33,056,704)	(4,296)	(1,501,099)	4,575	(44,091)	(4,828,466)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	1,837	$1,573,649

Consolidated Special Opportunities Fund
Outstanding, beginning of period	—	430	$419,205	—	—	$—
Options written	—	3,770	4,199,620	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(430)	(419,205)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	3,770	$4,199,620	—	—	$—

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

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Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2016 and the Statements of Operations for the period ended August 31, 2016^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(9,734,620)	$—	$—	$—	$(9,734,620)

Total	$—	$—	$(9,734,620)	$—	$—	$—	$(9,734,620)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(9,734,620)	$—	$—	$—	$(9,734,620)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(13,095)	$—	$—	$—	$(13,095)
Forward Currency Contracts	—	—	—	(108,902)	—	—	(108,902)
Futures Contracts	—	—	(24,582,661)	—	—	—	(24,582,661)

Total	$—	$—	$(24,595,756)	$(108,902)	$—	$—	$(24,704,658)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$24	$—	$—	$—	$24
Forward Currency Contracts	—	—	—	108,542	—	—	108,542
Futures Contracts	—	—	(9,272,630)	—	—	—	(9,272,630)

Total	$—	$—	$(9,272,606)	$108,542	$—	$—	$(9,164,064)

Benchmark-Free Fund
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$5,191,325	$—	$—	$5,191,325
Futures Contracts	—	—	6,495,210	—	—	—	6,495,210
Swap Contracts	—	—	299,633	—	—	—	299,633

Total	$—	$—	$6,794,843	$5,191,325	$—	$—	$11,986,168

Change in Net Unrealized Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(7,251,480)	$—	$—	$(7,251,480)
Futures Contracts	—	—	(197,030)	—	—	—	(197,030)
Swap Contracts	—	—	19,340	—	—	—	19,340

Total	$—	$—	$(177,690)	$(7,251,480)	$—	$—	$(7,429,170)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$7,738,025	$1,167,660	$910,441	$—	$9,816,126
Investments, at value (rights and/or warrants)	—	—	683,940	—	—	—	683,940
Unrealized Appreciation on Forward Currency Contracts	—	—	—	15,222,756	—	—	15,222,756
Unrealized Appreciation on Swap Contracts¤	5,863,187	—	86,681	—	112,021,101	—	117,970,969

Total	$5,863,187	$—	$8,508,646	$16,390,416	$112,931,542	$—	$143,693,791

Derivatives not subject to Master Agreements	$—	$—	$683,940	$—	$—	$—	$683,940

Total subject to Master Agreements	$5,863,187	$—	$7,824,706	$16,390,416	$112,931,542	$—	$143,009,851

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(12,816,894)	$—	$—	$(12,816,894)
Unrealized Depreciation on Swap Contracts¤	(167,575)	—	—	—	(89,137,952)	—	(89,305,527)
Written Options, at value	—	—	(1,460,415)	—	—	—	(1,460,415)

Total	$(167,575)	$—	$(1,460,415)	$(12,816,894)	$(89,137,952)	$—	$(103,582,836)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(167,575)	$—	$(1,460,415)	$(12,816,894)	$(89,137,952)	$—	$(103,582,836)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(23,983,376)	$(43,281,107)	$(106,148,647)	$—	$(173,413,130)
Investments (rights and/or warrants)	—	—	218,218	—	—	—	218,218
Forward Currency Contracts	—	—	—	6,197,144	—	—	6,197,144
Futures Contracts	—	—	—	—	(847,692)	—	(847,692)
Written Options	—	—	5,701,316	3,433,332	(31,674,503)	—	(22,539,855)
Swap Contracts	1,668,786	—	(586,045)	—	86,308,057	—	87,390,798

Total	$1,668,786	$—	$(18,649,887)	$(33,650,631)	$(52,362,785)	$—	$(102,994,517)

Change in Net Unrealized Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$12,135,534	$37,573,153	$83,737,810	$—	$133,446,497
Investments (rights and/or warrants)	—	—	(227,980)	—	—	—	(227,980)
Forward Currency Contracts	—	—	—	(12,065,988)	—	—	(12,065,988)
Futures Contracts	—	—	—	—	(4,701)	—	(4,701)
Written Options	—	—	(216,823)	(4,178,872)	39,235,302	—	34,839,607
Swap Contracts	(11,710,834)	—	7,109,211	—	(86,937,277)	—	(91,538,900)

Total	$(11,710,834)	$—	$18,799,942	$21,328,293	$36,031,134	$—	$64,448,535

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$12,008,864	$—	$—	$12,008,864
Unrealized Appreciation on Futures Contracts¤	—	7,855,745	41,000,052	—	1,471,807	—	50,327,604

Total	$—	$7,855,745	$41,000,052	$12,008,864	$1,471,807	$—	$62,336,468

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$7,855,745	$41,000,052	$12,008,864	$1,471,807	$—	$62,336,468

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated SGM Major Markets Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,769,108)	$—	$—	$(2,769,108)
Unrealized Depreciation on Futures Contracts¤	—	(11,104,522)	(3,922,677)	—	(962,971)	—	(15,990,170)

Total	$—	$(11,104,522)	$(3,922,677)	$(2,769,108)	$(962,971)	$—	$(18,759,278)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(11,104,522)	$(3,922,677)	$(2,769,108)	$(962,971)	$—	$(18,759,278)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$49,400,434	$—	$—	$49,400,434
Futures Contracts	—	2,619,210	5,897,391	—	1,523,969	—	10,040,570

Total	$—	$2,619,210	$5,897,391	$49,400,434	$1,523,969	$—	$59,441,004

Change in Net Unrealized Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(5,987,145)	$—	$—	$(5,987,145)
Futures Contracts	—	(2,405,588)	25,387,904	—	12,518,078	—	35,500,394

Total	$—	$(2,405,588)	$25,387,904	$(5,987,145)	$12,518,078	$—	$29,513,249

Consolidated Special Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$334,458	$—	$—	$334,458

Total	$—	$—	$—	$334,458	$—	$—	$334,458

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$334,458	$—	$—	$334,458

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(232,797)	$—	$—	$(232,797)
Unrealized Depreciation on Futures Contracts¤	—	(2,755,189)	—	—	—	—	(2,755,189)
Written Options, at value	—	—	(1,356,740)	—	—	—	(1,356,740)

Total	$—	$(2,755,189)	$(1,356,740)	$(232,797)	$—	$—	$(4,344,726)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(2,755,189)	$(1,356,740)	$(232,797)	$—	$—	$(4,344,726)

Net Realized Gain (Loss) on
Investments (rights and/or warrants)	$—	$—	$(1,909,116)	$—	$—	$—	$(1,909,116)
Forward Currency Contracts	—	—	—	(3,257,215)	—	—	(3,257,215)
Written Options	—	—	419,205	—	—	—	419,205
Swap Contracts	135,530	—	—	—	—	—	135,530

Total	$135,530	$—	$(1,489,911)	$(3,257,215)	$—	$—	$(4,611,596)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund (continued)
Change in Net Unrealized Appreciation (Depreciation) on
Investments (rights and/or warrants)	$—	$—	$2,076,605	$—	$—	$—	$2,076,605
Forward Currency Contracts	—	—	—	908,681	—	—	908,681
Futures Contracts	—	(1,475,238)	—	—	—	—	(1,475,238)
Written Options	—	—	2,462,375	—	—	—	2,462,375
Swap Contracts	(899,007)	—	—	—	—	—	(899,007)

Total	$(899,007)	$(1,475,238)	$4,538,980	$908,681	$—	$—	$3,073,416

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
¤	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because the Funds do not presently have a legally enforceable right of set-off, these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2016, if any.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2016:

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$3,894,159	$(3,378,286)	$(63,855)	$452,018
Barclays Bank plc	799,940	—	(519,080)	280,860
Credit Suisse International	154,872	(154,872)	—	—	*
Goldman Sachs International	29,177,313	(13,388,969)	(15,127,196)	661,148
JPMorgan Chase Bank, N.A.	2,113,211	(79,745)	(2,033,466)	—	*
Morgan Stanley & Co. International PLC	4,019,244	—	(1,508,405)	2,510,839
Morgan Stanley & Co. LLC	4,519,925	—	—	4,519,925
State Street Bank and Trust Company	39,968	—	(940)	39,028

Total	$44,718,632	$(17,001,872)	$(19,252,942)	$8,463,818

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$63,855	$—	$63,855	$—
Barclays Bank plc	519,080	—	519,080	—	*
Brown Brothers Harriman & Co.	5,535	—	—	5,535
Goldman Sachs International	15,127,196	—	15,127,196	—
JPMorgan Chase Bank, N.A.	2,033,466	—	2,033,466	—	*
Morgan Stanley & Co. International PLC	1,508,405	—	1,508,405	—	*
State Street Bank and Trust Company	940	—	940	—

Total	$19,258,477	$—	$19,252,942	$5,535

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
JPMorgan Chase Bank, N.A.	$10,896,386	$(9,998,648)	$(897,738)	$—	*
Morgan Stanley & Co. International PLC	436,350	—	436,350	—	*
State Street Bank and Trust Company	379,213	—	(301,537)	77,676
UBS AG	296,915	—	(281,078)	15,837

Total	$12,008,864	$(9,998,648)	$(1,044,003)	$93,513

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
JPMorgan Chase Bank, N.A.	$897,738	$—	$897,738	$—
Morgan Stanley & Co. International PLC	1,288,755	—	(436,350)	852,405
State Street Bank and Trust Company	301,537	—	301,537	—
UBS AG	281,078	—	281,078	—	*

Total	$2,769,108	$—	$1,044,003	$852,405

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Consolidated Special Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$334,458	$—	$(136,480)	$197,978

Total	$334,458	$—	$(136,480)	$197,978

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$136,480	$—	$136,480	$—
Goldman Sachs International	96,317	—	—	96,317
Morgan Stanley & Co. International PLC	1,356,740	(1,356,740)	—	—	*

Total	$1,589,537	$(1,356,740)	$136,480	$96,317

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2016:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)		Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Alpha Only Fund	10,903,888	230,620,049		—	—	—	3,006
Benchmark-Free Fund	164,833,384	2,757,569	*	657,712	—	—	18,421
Consolidated Implementation Fund	2,426,246,085	8,850,826		24,185,887,457	2,161,313,424	72,128	912,476
Consolidated SGM Major Markets Fund	1,049,887,366	1,582,711,792		—	—	—	—
Consolidated Special Opportunities Fund	77,934,604	7,791,090		39,040,709	—	2,483	7,432,523

*	During the period ended August 31, 2016, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

In addition, for certain Funds each class of shares pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. These supplemental support services include without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Heads of GMO’s Asset Allocation Team and other investment professionals of GMO, (6) assistance with services provided by an investor’s investment adviser, and (7) such other assistance as may be requested from time to time by an investor or its agents, provided that such assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below

Fund Name	Class III		Class IV		Class V	Class VI	Class MF
Alpha Only Fund	0.15%		0.10%
Benchmark-Free Allocation Fund	0.15%		0.10%				0.10%
SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	0.15%		0.10%	*		0.055%
Special Opportunities Fund	0.15%	*	0.10%	*	0.085%*	0.055%

*	Class is offered but has no shareholders as of August 31, 2016.

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2017 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fee paid to GMO. This reduction will continue through at least June 30, 2017, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2016 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	1,748	184
Benchmark-Free Allocation Fund	128,111	14,260
Benchmark-Free Fund	34,384	3,588
Global Asset Allocation Fund	25,320	2,760
Global Developed Equity Allocation Fund	11,282	1,196
Global Equity Allocation Fund	22,733	2,392
Consolidated Implementation Fund	107,614	11,868
International Developed Equity Allocation Fund	7,933	828
International Equity Allocation Fund	9,160	920
Consolidated SGM Major Markets Fund	9,938	1,104
Consolidated Special Opportunities Fund	8,489	828
Strategic Opportunities Allocation Fund	16,056	1,656

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense		Total Indirect Expenses
Alpha Only Fund	< 0.001%	0.000%	0.000%		< 0.001%
Benchmark-Free Allocation Fund	0.133%	0.013%	0.048%	*	0.194%
Benchmark-Free Fund	0.242%	0.021%	0.000%		0.263%
Global Asset Allocation Fund	0.415%	0.061%	0.001%		0.477%
Global Developed Equity Allocation Fund	0.457%	0.071%	0.000%		0.528%
Global Equity Allocation Fund	0.512%	0.070%	0.000%		0.582%
Consolidated Implementation Fund	0.000%	0.000%	0.000%		0.000%
International Developed Equity Allocation Fund	0.539%	0.086%	0.000%		0.625%
International Equity Allocation Fund	0.617%	0.079%	0.000%		0.696%
Consolidated SGM Major Markets Fund	0.002%	0.000%	0.000%		0.002%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%		0.000%
Strategic Opportunities Allocation Fund	0.402%	0.055%	0.000%		0.457%

*	Includes indirect dividend expense.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to insure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2016, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, for the period ended August 31, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	118,139,449	—	160,767,514
Benchmark-Free Allocation Fund	—	249,803,108	—	2,839,557,592
Benchmark-Free Fund	856,870,414	1,047,125,451	594,705,099	1,337,007,115
Global Asset Allocation Fund	—	270,215,101	—	1,099,526,969
Global Developed Equity Allocation Fund	—	280,296,861	—	710,222,936
Global Equity Allocation Fund	—	592,928,573	—	965,262,156
Consolidated Implementation Fund	3,508,570,902	4,038,282,076	2,773,806,889	5,029,394,662
International Developed Equity Allocation Fund	—	56,885,150	—	155,820,551
International Equity Allocation Fund	—	46,526,938	—	155,312,704
Consolidated SGM Major Markets Fund	38,241,239	21,941,157	—	125,000,000
Consolidated Special Opportunities Fund	—	452,445,090	—	563,538,412
Strategic Opportunities Allocation Fund	—	491,821,901	216,413,598	403,621,278

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	2	‡	73.65%	0.20%	99.29%
Benchmark-Free Allocation Fund	1		46.71%	1.08%	1.51%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	—		—	0.17%	9.83%
Global Developed Equity Allocation Fund	3		47.17%	—	—
Global Equity Allocation Fund	1		11.35%	0.01%	0.49%
Implementation Fund	1	‡	96.34%	—	100.00%
International Developed Equity Allocation Fund	3		42.33%	< 0.01%	1.01%
International Equity Allocation Fund	3	†	48.98%	0.01%	18.29%
SGM Major Markets Fund±	2	#	75.64%	0.06%	97.69%
Special Opportunities Fund	2	#	97.27%	0.06%	99.93%
Strategic Opportunities Allocation Fund	1		25.45%	< 0.01%	99.96%

†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares		Amount
Alpha Only Fund
Class III:
Shares sold	3,682	$81,865	34,813		$787,161
Shares issued to shareholders in reinvestment of distributions	5,131	110,579	28,004		615,633
Shares repurchased	(3,432)	(76,112)	(877,135)		(19,442,906)

Net increase (decrease)	5,381	$116,332	(814,318)		$(18,040,112)

Class IV:
Shares sold	158,899	$3,492,336	6,213,891	(a)	$141,103,403	(a)
Shares issued to shareholders in reinvestment of distributions	163,249	3,519,655	2,800,200		61,485,182
Shares repurchased	(1,230,679)	(27,018,701)	(141,301,153	)(a)	(3,149,361,827	)(a)

Net increase (decrease)	(908,531)	$(20,006,710)	(132,287,062)		$(2,946,773,242)

Benchmark-Free Allocation Fund
Class III:
Shares sold	2,686,279	$65,902,925	72,331,281		$1,847,742,291
Shares issued to shareholders in reinvestment of distributions	33,356	833,558	4,651,398		120,052,586
Shares repurchased	(40,968,063)	(1,007,758,369)	(50,094,065)		(1,243,090,574)
Purchase premiums	—	135,753	—		846,534
Redemption fees	—	1,836,843	—		2,402,472

Net increase (decrease)	(38,248,428)	$(939,049,290)	26,888,614		$727,953,309

Class IV:
Shares sold	8,161,859	$202,187,974	23,359,719		$620,703,712
Shares issued to shareholders in reinvestment of distributions	34,666	866,298	2,795,335		72,119,639
Shares repurchased	(10,043,699)	(251,779,930)	(43,693,869)		(1,088,914,127)
Purchase premiums	—	59,520	—		465,686
Redemption fees	—	880,994	—		1,187,301

Net increase (decrease)	(1,847,174)	$(47,785,144)	(17,538,815)		$(394,437,789)

Class MF:
Shares sold	8,494,163	$204,703,741	24,241,374		$613,440,726
Shares issued to shareholders in reinvestment of distributions	128,546	3,213,650	9,204,641		237,571,791
Shares repurchased	(72,759,113)	(1,797,481,407)	(144,801,570)		(3,557,453,382)
Purchase premiums	—	188,749	—		1,550,889
Redemption fees	—	2,518,807	—		3,918,113

Net increase (decrease)	(64,136,404)	$(1,586,856,460)	(111,355,555)		$(2,700,971,863)

Benchmark-Free Fund
Class III:
Shares sold	2,382,359	$43,044,781	13,827,563		$255,015,278
Shares issued to shareholders in reinvestment of distributions	1,379,828	25,278,457	15,533,367		287,039,750
Shares repurchased	(10,612,698)	(191,982,544)	(24,900,259)		(457,058,234)
Purchase premiums	—	2,491	—		199,764
Redemption fees	—	278,275	—		557,383

Net increase (decrease)	(6,850,511)	$(123,378,540)	4,460,671		$85,753,941

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares		Amount
Global Asset Allocation Fund
Class III#:
Shares sold	455,988	$13,221,494	4,489,709		$137,972,354
Shares issued to shareholders in reinvestment of distributions	284,518	8,390,442	10,223,198		309,983,152
Shares repurchased	(29,621,657)	(861,402,708)	(38,477,873)		(1,211,002,276)
Purchase premiums	—	15,246	—		106,404
Redemption fees	—	1,228,701	—		1,358,583

Net increase (decrease)	(28,881,151)	$(838,546,825)	(23,764,966)		$(761,581,783)

Global Developed Equity Allocation Fund
Class III:
Shares sold	84,210	$1,602,078	2,634,197		$55,440,868
Shares issued to shareholders in reinvestment of distributions	2,330,089	42,896,933	8,853,244		177,958,581
Shares repurchased	(23,579,845)	(445,919,153)	(6,683,069)		(142,486,659)
Purchase premiums	—	1,283	—		40,703
Redemption fees	—	356,735	—		110,318

Net increase (decrease)	(21,165,546)	$(401,062,124)	4,804,372		$91,063,811

Global Equity Allocation Fund
Class III#:
Shares sold	522,582	$11,277,535	3,982,610		$89,859,760
Shares issued to shareholders in reinvestment of distributions	2,838,150	60,878,301	15,556,920		358,248,969
Shares repurchased	(19,334,648)	(413,712,934)	(18,545,772)		(443,989,759)
Purchase premiums	—	14,660	—		121,845
Redemption fees	—	757,796	—		623,129

Net increase (decrease)	(15,973,916)	$(340,784,642)	993,758		$4,863,944

Consolidated Implementation Fund
Core Class:
Shares sold	10,124,183	$123,039,531	325,222,206	(b)	$4,218,767,955	(b)
Shares repurchased	(178,136,239)	(2,220,488,648)	(338,943,875	)(b)	(4,204,769,174	)(b)
Purchase premium fees	—	246,572	—		3,506,474
Redemption fees	—	4,440,977	—		6,894,933

Net increase (decrease)	(168,012,056)	$(2,092,761,568)	(13,721,669)		$24,400,188

International Developed Equity Allocation Fund
Class III:
Shares sold	3,949,228	$55,442,397	9,393,220		$150,906,997
Shares issued to shareholders in reinvestment of distributions	135,772	1,917,109	2,148,270		30,814,431
Shares repurchased	(10,921,107)	(157,633,006)	(9,223,733)		(146,054,631)
Purchase premiums	—	42,741	—		86,862
Redemption fees	—	124,455	—		113,690

Net increase (decrease)	(6,836,107)	$(100,106,304)	2,317,757		$35,867,349

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016

	Shares	Amount	Shares		Amount
International Equity Allocation Fund
Class III#:
Shares sold	996,408	$25,235,823	3,028,332		$83,159,704
Shares issued to shareholders in reinvestment of distributions	118,251	3,075,719	3,562,958		99,615,186
Shares repurchased	(5,374,455)	(138,436,406)	(8,404,489)		(224,630,230)
Purchase premiums	—	67,387	—		159,656
Redemption fees	—	367,504	—		482,856

Net increase (decrease)	(4,259,796)	$(109,689,973)	(1,813,199)		$(41,212,828)

Consolidated SGM Major Markets Fund
Class III:
Shares sold	679,092	$24,069,610	3,469,486		$116,950,581
Shares issued to shareholders in reinvestment of distributions	6,535	228,420	—		—
Shares repurchased	(21,399)	(763,303)	(47,109,602)		(1,559,759,977)

Net increase (decrease)	664,228	$23,534,727	(43,640,116)		$(1,442,809,396)

Class VI:
Shares sold	1,237,437	$41,265,208	44,028,379		$1,455,150,686
Shares issued to shareholders in reinvestment of distributions	350,942	12,265,404	—		—
Shares repurchased	(5,709,011)	(195,425,013)	(5,032,852)		(165,850,792)

Net increase (decrease)	(4,120,632)	$(141,894,401)	38,995,527		$1,289,299,894

Consolidated Special Opportunities Fund
Class VI:
Shares sold	—	$—	26,243,967	(c)	$489,248,559	(c)
Shares issued to shareholders in reinvestment of distributions	1,229,424	24,367,173	876,930		17,283,918
Shares repurchased	(8,299,800)	(165,328,063)	(8,675,912	)(c)	(172,289,146	)(c)
Purchase premium fees	—	—	—		2,371,022
Redemption fees	—	826,641	—		774,369

Net increase (decrease)	(7,070,376)	$(140,134,249)	18,444,985		$337,388,722

Strategic Opportunities Allocation Fund
Class III:
Shares sold	857,117	$16,249,544	7,092,841		$137,972,294
Shares issued to shareholders in reinvestment of distributions	362,304	6,865,656	9,863,675		190,867,800
Shares repurchased	(8,267,462)	(155,732,613)	(15,958,945)		(310,862,521)
Purchase premiums	—	7,878	—		108,910
Redemption fees	—	242,919	—		369,228

Net increase (decrease)	(7,048,041)	$(132,366,616)	997,571		$18,455,711

(a)	1,532,411 shares and $34,065,494 were purchased in-kind and redeemed in-kind.
(b)	34,102,823 shares and $444,018,756 were purchased in-kind and redeemed in-kind.
(c)	864,281 shares and $17,415,262 were purchased in-kind and redeemed in-kind.
#	Shares were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Special Opportunities Fund
Jagercor Energy Corp	$155,211	$—	$—	$—	$137,258
Newalta Corp*	5,007,574	4,671,298	4,926,324	—	—	#

Totals	$5,162,785	$4,671,298	$4,926,324	$—	$137,258

*	Security not an affiliate at the beginning of the period.
#	No longer an affiliate as of August 31, 2016.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended August 31, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$3,011,692	$93,286,744	$84,450,000	$36,306	$433	$11,848,744

Benchmark-Free Allocation Fund
GMO Debt Opportunities Fund, Class VI	$775,552,374	$48,878,536	$114,361,151	$4,084,590	$—	$733,462,905
GMO Emerging Country Debt Fund, Class IV	748,622,535	14,925,286	191,142,351	11,401,874	—	678,163,582
GMO Implementation Fund	13,227,455,053	123,286,103	2,216,047,671	—	—	12,159,753,156
GMO SGM Major Markets Fund, Class VI	814,182,754	45,484,515	153,504,996	7,358,546	251,182	750,650,316
GMO Special Opportunities Fund, Class VI	839,489,834	17,228,668	164,501,423	2,607,708	14,620,961	757,283,678

Totals	$16,405,302,550	$249,803,108	$2,839,557,592	$25,452,718	$14,872,143	$15,079,313,637

Benchmark-Free Fund
GMO Debt Opportunities Fund, Class VI	$246,974,456	$1,385,148	$—	$1,385,148	$—	$256,020,121
GMO Emerging Country Debt Fund, Class IV	242,720,374	4,450,808	—	4,450,808	—	285,554,548
GMO Emerging Markets Fund, Class VI	411,052,988	698,915	9,765,960	698,915	—	511,166,184
GMO SGM Major Markets Fund, Class VI	200,160,791	2,096,693	—	2,027,485	69,208	213,704,403
GMO Special Opportunities Fund, Class VI	272,146,747	6,497,960	—	983,523	5,514,437	300,641,375
GMO U.S. Treasury Fund	204,990,090	142,326,198	327,000,000	321,839	4,360	20,390,282

Totals	$1,578,045,446	$157,455,722	$336,765,960	$9,867,718	$5,588,005	$1,587,476,913

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$99,903,387	$1,164,892	$19,366,243	$1,164,892	$—	$80,290,618
GMO Asset Allocation Bond Fund, Class VI	666,921,092	4,859,076	139,857,549	—	—	535,748,824
GMO Debt Opportunities Fund, Class VI	155,335,123	698,265	31,309,314	698,265	—	129,062,028
GMO Emerging Country Debt Fund, Class IV	150,074,191	1,971,713	46,105,793	1,971,713	—	126,500,968
GMO Emerging Markets Fund, Class VI	433,780,941	517,108	164,130,114	517,108	—	368,979,370
GMO International Equity Fund, Class IV	760,145,595	3,639,317	193,388,019	2,788,938	—	635,826,967
GMO Quality Fund, Class VI	—	222,983,019	—	462,463	2,061,813	225,108,513
GMO Risk Premium Fund, Class VI	85,983,383	34,862	19,237,811	—	34,862	74,635,898
GMO SGM Major Markets Fund, Class VI	99,883,924	808,840	23,254,088	782,142	26,698	82,440,581
GMO U.S. Equity Allocation Fund, Class VI	544,247,275	7,694,504	365,220,910	4,131,376	3,563,129	231,431,325
GMO U.S. Treasury Fund	320,035,653	25,843,505	97,357,334	627,690	7,883	248,641,428

Totals	$3,316,310,564	$270,215,101	$1,099,227,175	$13,144,587	$5,694,385	$2,738,666,520

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2016 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$146,525,557	$173,305	$64,367,458	$173,305	$—	$115,336,964
GMO International Equity Fund, Class IV	648,877,447	13,112,427	187,602,812	2,449,038	—	533,592,211
GMO Quality Fund, Class VI	—	257,045,556	10,342,018	529,177	2,359,248	249,114,210
GMO U.S. Equity Allocation Fund, Class VI	636,945,658	9,965,573	447,910,648	4,891,336	4,218,560	250,609,576

Totals	$1,432,348,662	$280,296,861	$710,222,936	$7,942,856	$6,577,808	$1,148,652,961

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$643,097,271	$4,686,913	$174,547,860	$958,247	$—	$629,290,118
GMO International Equity Fund, Class IV	1,159,489,783	33,224,274	116,800,250	5,482,688	—	1,180,140,124
GMO Quality Fund, Class VI	—	535,572,726	16,476,655	1,130,192	5,038,775	524,172,625
GMO U.S. Equity Allocation Fund, Class VI	1,075,713,572	19,444,659	657,437,391	10,440,334	9,004,325	524,618,677

Totals	$2,878,300,626	$592,928,573	$965,262,156	$18,011,461	$14,043,100	$2,858,221,544

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$94,700,211	$1,314,977	$25,791,259	$150,753	$—	$94,503,456
GMO International Equity Fund, Class IV	847,974,621	55,570,173	130,029,292	4,065,529	—	850,947,867

Totals	$942,674,832	$56,885,150	$155,820,551	$4,216,282	$—	$945,451,323

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$369,371,327	$10,312,330	$77,855,085	$546,369	$—	$392,646,145
GMO International Equity Fund, Class IV	765,062,070	36,214,608	77,457,619	3,459,320	—	793,376,420

Totals	$1,134,433,397	$46,526,938	$155,312,704	$4,005,689	$—	$1,186,022,565

Consolidated SGM Major Markets Fund
GMO U.S. Treasury Fund	$939,856,415	$21,941,157	$125,000,000	$1,914,399	$26,758	$837,173,643

Strategic Opportunities Allocation Fund
GMO Debt Opportunities Fund, Class VI	$86,283,231	$465,210	$3,386,850	$465,210	$—	$85,985,781
GMO Emerging Country Debt Fund, Class IV	98,375,017	1,639,956	14,008,159	1,639,955	—	101,007,705
GMO Emerging Markets Fund, Class VI	361,131,996	531,892	91,036,229	531,892	—	359,286,665
GMO International Equity Fund, Class IV	558,786,340	21,486,934	6,429,859	2,721,681	—	624,202,867
GMO Quality Fund, Class VI	—	203,886,300	432,579	419,678	1,871,064	205,315,586
GMO U.S. Equity Allocation Fund, Class VI	402,543,560	7,286,741	234,716,972	3,912,437	3,374,304	208,945,311
GMO U.S. Treasury Fund	143,377,530	256,524,868	32,421,299	667,363	11,348	367,536,768

Totals	$1,650,497,674	$491,821,901	$382,431,947	$10,358,216	$5,256,716	$1,952,280,683

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2016 through August 31, 2016. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2017.

11.	Subsequent events

Subsequent to August 31, 2016, GMO International Developed Equity Allocation Fund received redemption requests in the amount of $252,422,199.

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2016 (Unaudited)

GMO Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that charge advisory fees, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing and supplemental support fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager offsets against fees payable by the Fund to the Manager the management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to the Fund’s management agreement, shareholder servicing and supplemental support agreement, and other contractual expense reimbursement arrangements with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the nature, extent and quality of services to be provided supported the approval of the agreement.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of its investing in other GMO funds as compared to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its other pooled investment vehicles and/or separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other vehicles and/or accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

and whether the fees payable by the Fund to the Manager reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in the Fund’s fee structure.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Special Opportunities Fund

Approval of renewal of management agreement for GMO Special Opportunities Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund. At a meeting on June 9, 2016, the Trustees of GMO Trust (the “Trust”) approved the renewal of the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) and the Trust, on behalf of the Fund, for an additional twelve-month period beginning on June 30, 2016. In approving the management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees met with representatives of the Manager and also met separately. Before, at and after those meetings they considered information relevant to the renewal of the Fund’s management agreement. In deciding whether to approve the management agreements of the Fund and the other GMO funds, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2016, representatives of the Manager made a presentation to the Trustees regarding the investment performance of the Fund and the other GMO funds and answered questions. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 9, 2016. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various evaluation metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered the Fund’s performance in light of market conditions in recent years, noting in particular the changes in personnel recently implemented by the Manager in an effort to improve performance. The Trustees noted that the Fund is not a standalone investment and its investment strategies are intended to complement the strategies pursued by the Manager in other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures and as compared to the performance of funds and accounts managed by other managers that were determined to have similar investment characteristics.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds managed by other managers that were determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and by fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2016 (Unaudited)

funds, and considered the effect of various approaches for calculating profitability. The Trustees took note of “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund shareholders and other matters relating to its business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees charged to the Fund under the management agreement were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2016 through August 31, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$ 997.60	$3.37	$1,000.00	$1,021.83	$3.41	0.67%
Class IV	$1,000.00	$ 997.80	$3.12	$1,000.00	$1,022.08	$3.16	0.62%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,080.30	$4.46	$1,000.00	$1,020.92	$4.33	0.85%
Class IV	$1,000.00	$1,080.50	$4.20	$1,000.00	$1,021.17	$4.08	0.80%
Class MF	$1,000.00	$1,081.00	$4.14	$1,000.00	$1,021.22	$4.02	0.79%
Benchmark-Free Fund
Class III	$1,000.00	$1,103.90	$1.43	$1,000.00	$1,023.84	$1.38	0.27%
Global Asset Allocation Fund
Class III	$1,000.00	$1,090.30	$2.53	$1,000.00	$1,022.79	$2.45	0.48%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,120.50	$2.83	$1,000.00	$1,022.53	$2.70	0.53%
Global Equity Allocation Fund
Class III	$1,000.00	$1,139.80	$3.13	$1,000.00	$1,022.28	$2.96	0.58%
Implementation Fund
Core	$1,000.00	$1,081.40	$0.31	$1,000.00	$1,024.90	$0.31	0.06%
International Developed Equity Allocation Fund
Class III	$1,000.00	$1,111.10	$3.35	$1,000.00	$1,022.03	$3.21	0.63%
International Equity Allocation Fund
Class III	$1,000.00	$1,149.20	$3.79	$1,000.00	$1,021.68	$3.57	0.70%
SGM Major Markets Fund
Class III	$1,000.00	$1,067.30	$5.21	$1,000.00	$1,020.16	$5.09	1.00%
Class VI	$1,000.00	$1,068.00	$4.74	$1,000.00	$1,020.62	$4.63	0.91%

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2016 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Special Opportunities Fund
Class VI	$1,000.00	$1,104.70	$6.47	$1,000.00	$1,019.06	$6.21	1.22%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,112.80	$2.45	$1,000.00	$1,022.89	$2.35	0.46%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2016, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: November 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: November 2, 2016

By (Signature and Title):	/s/ Carly Cushman
Carly Cushman, Principal Financial Officer

Date: November 2, 2016